Filed with the Securities and Exchange Commission on December 15, 2020
REGISTRATION NO. 333-162678
INVESTMENT COMPANY ACT NO. 811-07975
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 31
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 175
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PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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WILLIAM J. EVERS
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREEET
NEWARK, NEW JERSEY 07102-2992
(973) 802-6000
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on December 31, 2020 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 31 to Registration Statement No. 333-162678 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 31 incorporates by reference the prospectus dated April 27, 2020, contained in Part A of Post-Effective Amendment No. 30 filed on April 7, 2020.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 31, 2020
to Prospectuses dated April 27, 2020

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 4, 2021, the AST Bond Portfolio 2020 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2020 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2032 (the “Portfolio”). Effective on or about January 4, 2021, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2032[1]	0.47%	0.08% [2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
1     The Portfolio will commence operations on or about January 4, 2021.
2    Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2021.

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2032	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP17

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 27, 2020, as supplemented December 31, 2020
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier® Retirement Variable Annuity X SERIESSM ("X SERIES"), B SERIESSM ("B SERIES"), L SERIESSM ("L SERIES"), and C SERIESSM ("C SERIES") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 (except the B Series, which has a $1,000 minimum initial purchase payment or more). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the X Series, the L Series, the B Series and the C Series prospectus dated April 27, 2020, as supplemented December 15, 2020. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.
TABLE OF CONTENTS

PAGE
Company	2
Experts	2
Principal Underwriter	2
Payments Made to Promote Sale of Our Products	2
Cyber Security Risk	2
Determination of Accumulation Unit Values	A 1
Separate Account Financial Information	A1
Company Financial Information	B1
Pruco Life Insurance Company 213 Washington Street Newark, NY 07102-2992	Prudential Annuity Service Center P.O. Box 7960 Philadelphia, PA 19176 Newark, NY 07102-2992 Telephone: (888) Pru-2888
The Prudential Premier Retirement Variable Annuity X SeriesSM ("X Series"), B SeriesSM ("B Series"), L SeriesSM (“L Series") and C SeriesSM ("C Series") are service marks of The Prudential Insurance Company of America.
1

COMPANY
Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.
Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The financial statements of Pruco Life Insurance Company of New Jersey which comprise the statements of financial position as of December 31, 2019 and 2018, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2019 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates presented and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life of New Jersey, PAD received commissions of $77,870,844.85 $73,232,387.43, $62,132,654.93 and in 2019, 2018, and 2017, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2019) received payment with respect to annuity business during 2019 (or as to which a payment amount was accrued during 2019). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2019, non-cash compensation received by Firms and Entities ranged from $ $1.00 to $433,912.73. During 2019, cash compensation received by Firms ranged from $1.10 to $18,272,777.70.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life of New Jersey is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by
2

our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life of New Jersey and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life of New Jersey. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life of New Jersey, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life of New Jersey may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life of New Jersey in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life of New Jersey, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life of New Jersey cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
In March 2017, the New York Department of Financial Services’ (DFS) new cyber security regulation went into effect. The regulation requires financial institutions regulated by the New York DFS, including Pruco Life of New Jersey, to establish a cyber security program. The regulation includes specific technical safeguards as well as requirements regarding governance, incident planning, data management, system testing, vendor oversight and regulator notification. In addition, in October 2017, the NAIC adopted the Insurance Data Security Model Law that is consistent with the New York regulation. The Model Law in turn is expected to form the basis for legislation in other states. We are monitoring regulatory guidance and rulemaking in this area, and may be subject to increased compliance costs and regulatory requirements.

DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:
(a)is the net result of:
(i)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus
(ii)any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(b)is the net result of:
(i)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus
(ii)any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(c)is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
As we have indicated in the prospectus, the Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges for each series. Here, we set out the remaining historical unit values. This information reflects Sub-Account names as of December 31, 2019. Please refer to the Variable Investment Options section of the prospectus for information on name changes.
A 1

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV - Cliff M&E (1.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$13.54782	$14.32556	2,819,675
AST Advanced Strategies Portfolio
03/18/2019 to 12/31/2019	$17.42689	$19.07073	5,407,287
AST AllianzGI World Trends Portfolio
03/18/2019 to 12/31/2019	$14.49860	$15.67908	3,655,727
AST Balanced Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$16.57983	$17.91403	4,723,183
AST BlackRock Global Strategies Portfolio
03/18/2019 to 12/31/2019	$12.67899	$13.53080	1,544,204
AST BlackRock Low Duration Bond Portfolio
03/18/2019 to 12/31/2019	$9.74038	$9.91609	325,543
AST BlackRock/Loomis Sayles Bond Portfolio
03/18/2019 to 12/31/2019	$11.25473	$11.85658	3,045,492
AST Capital Growth Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$18.06089	$19.67149	5,723,117
AST ClearBridge Dividend Growth Portfolio
03/18/2019 to 12/31/2019	$17.10569	$19.56111	174,447
AST Cohen & Steers Global Realty Portfolio
03/18/2019 to 12/31/2019	$17.33850	$18.91609	89,624
AST Cohen & Steers Realty Portfolio
03/18/2019 to 12/31/2019	$21.67178	$24.51733	187,383
AST Fidelity Institutional AM® Quantitative Portfolio
03/18/2019 to 12/31/2019	$15.20875	$16.56641	3,691,643
AST Goldman Sachs Multi-Asset Portfolio
03/18/2019 to 12/31/2019	$13.60100	$14.53093	1,640,164
AST Goldman Sachs Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	$22.51737	$23.90516	269,118
AST Government Money Market Portfolio
03/18/2019 to 12/31/2019	$8.74708	$8.74054	286,092
AST High Yield Portfolio
03/18/2019 to 12/31/2019	$15.16199	$16.13509	315,816
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	$21.87403	$23.79572	223,736
AST International Growth Portfolio
03/18/2019 to 12/31/2019	$15.43350	$17.54167	221,539
AST International Value Portfolio
03/18/2019 to 12/31/2019	$12.32417	$13.21797	180,177
AST Investment Grade Bond Portfolio
03/18/2019 to 12/31/2019	$13.22720	$14.11864	1,822,175
AST J.P. Morgan Global Thematic Portfolio
03/18/2019 to 12/31/2019	$16.22734	$17.57027	1,986,154
AST J.P. Morgan International Equity Portfolio
03/18/2019 to 12/31/2019	$13.06378	$14.62997	465,297
AST J.P. Morgan Strategic Opportunities Portfolio
03/18/2019 to 12/31/2019	$14.02978	$14.93307	1,875,594
AST Jennison Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$27.59594	$30.98873	186,360
AST Loomis Sayles Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$28.59401	$32.30614	317,400

A 2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
03/18/2019 to 12/31/2019	$20.25433	$22.67027	211,531
AST MFS Growth Allocation Portfolio
03/18/2019 to 12/31/2019	$13.95727	$15.46538	442,353
AST MFS Growth Portfolio
03/18/2019 to 12/31/2019	$27.82858	$32.46495	109,056
AST MFS Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	$18.25930	$20.58742	128,499
AST Mid-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$23.06702	$25.44449	509,716
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	$22.09114	$22.95158	257,470
AST Parametric Emerging Markets Equity Portfolio
03/18/2019 to 12/31/2019	$10.08992	$10.37566	550,518
AST Preservation Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$14.26084	$15.20591	4,692,560
AST Prudential Core Bond Portfolio
03/18/2019 to 12/31/2019	$10.98574	$11.64706	296,373
AST Prudential Growth Allocation Portfolio
03/18/2019 to 12/31/2019	$17.44169	$18.71306	12,661,238
AST QMA US Equity Alpha Portfolio
03/18/2019 to 12/31/2019	$26.96653	$29.50389	173,933
AST Quantitative Modeling Portfolio
03/18/2019 to 12/31/2019	$15.00542	$16.31266	1,959
AST Small-Cap Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	$24.72202	$27.29708	161,321
AST Small-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$26.72339	$28.18087	152,670
AST Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	$20.23419	$21.24564	78,041
AST T. Rowe Price Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$17.10326	$18.67952	9,989,556
AST T. Rowe Price Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$32.29887	$35.65861	517,915
AST T. Rowe Price Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	$16.86981	$18.68276	753,582
AST T. Rowe Price Natural Resources Portfolio
03/18/2019 to 12/31/2019	$9.71982	$9.93334	451,553
AST Templeton Global Bond Portfolio
03/18/2019 to 12/31/2019	$10.22236	$9.88552	241,895
AST WEDGE Capital Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	$20.71054	$21.57673	83,382
AST Wellington Management Hedged Equity Portfolio
03/18/2019 to 12/31/2019	$13.74412	$14.96871	1,591,186
AST Western Asset Core Plus Bond Portfolio
03/18/2019 to 12/31/2019	$12.46896	$13.39734	1,786,664
*Denotes the start date of these sub-accounts

A 3

A 4

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96776	$10.80355	1,040,948
01/01/2011 to 12/31/2011	$10.80355	$10.32201	1,530,262
01/01/2012 to 12/31/2012	$10.32201	$11.40400	2,662,972
01/01/2013 to 12/31/2013	$11.40400	$12.30947	2,604,973
01/01/2014 to 12/31/2014	$12.30947	$12.54311	2,374,448
01/01/2015 to 12/31/2015	$12.54311	$11.91478	2,032,208
01/01/2016 to 12/31/2016	$11.91478	$12.43582	1,817,695
01/01/2017 to 12/31/2017	$12.43582	$13.74250	1,828,506
01/01/2018 to 12/31/2018	$13.74250	$12.38967	1,350,368
01/01/2019 to 12/31/2019	$12.38967	$14.11280	1,015,260
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97845	$10.90934	1,376,630
01/01/2011 to 12/31/2011	$10.90934	$10.71983	2,440,768
01/01/2012 to 12/31/2012	$10.71983	$11.95732	4,968,705
01/01/2013 to 12/31/2013	$11.95732	$13.67933	5,258,776
01/01/2014 to 12/31/2014	$13.67933	$14.24637	5,063,988
01/01/2015 to 12/31/2015	$14.24637	$14.09512	4,820,887
01/01/2016 to 12/31/2016	$14.09512	$14.81814	4,597,419
01/01/2017 to 12/31/2017	$14.81814	$17.00668	4,336,956
01/01/2018 to 12/31/2018	$17.00668	$15.70790	3,977,680
01/01/2019 to 12/31/2019	$15.70790	$18.78747	2,863,510
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98752	$10.79555	846,821
01/01/2011 to 12/31/2011	$10.79555	$10.40365	1,471,325
01/01/2012 to 12/31/2012	$10.40365	$11.26081	2,747,182
01/01/2013 to 12/31/2013	$11.26081	$12.42729	2,680,808
01/01/2014 to 12/31/2014	$12.42729	$12.82420	2,593,638
01/01/2015 to 12/31/2015	$12.82420	$12.56607	2,523,336
01/01/2016 to 12/31/2016	$12.56607	$12.92793	2,396,953
01/01/2017 to 12/31/2017	$12.92793	$14.74916	2,316,061
01/01/2018 to 12/31/2018	$14.74916	$13.33089	2,048,344
01/01/2019 to 12/31/2019	$13.33089	$15.44565	1,508,718
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99847	$10.07784	713
01/01/2014 to 12/31/2014	$10.07784	$9.58226	2,489
01/01/2015 to 12/31/2015	$9.58226	$7.94470	2,486
01/01/2016 to 12/31/2016	$7.94470	$8.84042	606
01/01/2017 to 12/31/2017	$8.84042	$11.71009	3,486
01/01/2018 to 12/31/2018	$11.71009	$9.31373	3,282
01/01/2019 to 12/31/2019	$9.31373	$10.76919	899
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99847	$11.62116	0
01/01/2014 to 12/31/2014	$11.62116	$12.90832	425
01/01/2015 to 12/31/2015	$12.90832	$12.88832	542
01/01/2016 to 12/31/2016	$12.88832	$14.00445	542
01/01/2017 to 12/31/2017	$14.00445	$16.78879	491
01/01/2018 to 12/31/2018	$16.78879	$15.13624	10,851
01/01/2019 to 12/31/2019	$15.13624	$18.21067	433

A 5

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98872	$10.76175	2,000,393
01/01/2011 to 12/31/2011	$10.76175	$10.43457	3,031,049
01/01/2012 to 12/31/2012	$10.43457	$11.51897	4,746,908
01/01/2013 to 12/31/2013	$11.51897	$13.30116	4,935,935
01/01/2014 to 12/31/2014	$13.30116	$13.90656	4,764,628
01/01/2015 to 12/31/2015	$13.90656	$13.71430	4,531,358
01/01/2016 to 12/31/2016	$13.71430	$14.30895	4,351,748
01/01/2017 to 12/31/2017	$14.30895	$16.13844	4,138,124
01/01/2018 to 12/31/2018	$16.13844	$15.05683	3,816,801
01/01/2019 to 12/31/2019	$15.05683	$17.64792	2,367,070
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99847	$9.15446	196,259
01/01/2012 to 12/31/2012	$9.15446	$10.05366	597,369
01/01/2013 to 12/31/2013	$10.05366	$10.93859	603,058
01/01/2014 to 12/31/2014	$10.93859	$11.26169	597,553
01/01/2015 to 12/31/2015	$11.26169	$10.72168	596,415
01/01/2016 to 12/31/2016	$10.72168	$11.25622	569,266
01/01/2017 to 12/31/2017	$11.25622	$12.44194	577,661
01/01/2018 to 12/31/2018	$12.44194	$11.56585	512,790
01/01/2019 to 12/31/2019	$11.56585	$13.35219	460,998
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00789	$10.09014	108,431
01/01/2011 to 12/31/2011	$10.09014	$10.12632	171,061
01/01/2012 to 12/31/2012	$10.12632	$10.40533	235,354
01/01/2013 to 12/31/2013	$10.40533	$9.99083	215,359
01/01/2014 to 12/31/2014	$9.99083	$9.79656	198,582
01/01/2015 to 12/31/2015	$9.79656	$9.66179	194,909
01/01/2016 to 12/31/2016	$9.66179	$9.63914	161,017
01/01/2017 to 12/31/2017	$9.63914	$9.62286	237,664
01/01/2018 to 12/31/2018	$9.62286	$9.51398	208,235
01/01/2019 to 12/31/2019	$9.51398	$9.76949	156,815
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00681	$10.36307	1,334,534
01/01/2011 to 12/31/2011	$10.36307	$10.49495	1,920,716
01/01/2012 to 12/31/2012	$10.49495	$11.26084	3,068,847
01/01/2013 to 12/31/2013	$11.26084	$10.84947	3,238,618
01/01/2014 to 12/31/2014	$10.84947	$11.09929	3,104,364
01/01/2015 to 12/31/2015	$11.09929	$10.66430	2,774,330
01/01/2016 to 12/31/2016	$10.66430	$10.90997	2,661,702
01/01/2017 to 12/31/2017	$10.90997	$11.17580	2,761,798
01/01/2018 to 12/31/2018	$11.17580	$10.89561	2,314,489
01/01/2019 to 12/31/2019	$10.89561	$11.68057	1,660,755
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97763	$10.84253	1,330,788
01/01/2011 to 12/31/2011	$10.84253	$10.38402	1,668,758
01/01/2012 to 12/31/2012	$10.38402	$11.59031	2,574,655
01/01/2013 to 12/31/2013	$11.59031	$13.95605	2,914,872
01/01/2014 to 12/31/2014	$13.95605	$14.65605	3,014,254
01/01/2015 to 12/31/2015	$14.65605	$14.46166	2,982,273
01/01/2016 to 12/31/2016	$14.46166	$15.16510	2,860,489
01/01/2017 to 12/31/2017	$15.16510	$17.54819	2,984,878
01/01/2018 to 12/31/2018	$17.54819	$16.15089	2,785,645
01/01/2019 to 12/31/2019	$16.15089	$19.37890	1,532,472

A 6

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99847	$11.64274	28,082
01/01/2014 to 12/31/2014	$11.64274	$12.98266	36,321
01/01/2015 to 12/31/2015	$12.98266	$12.28727	40,319
01/01/2016 to 12/31/2016	$12.28727	$13.85675	161,084
01/01/2017 to 12/31/2017	$13.85675	$16.10420	173,579
01/01/2018 to 12/31/2018	$16.10420	$15.05150	137,564
01/01/2019 to 12/31/2019	$15.05150	$19.35729	87,437
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$9.97014	$11.55536	12,944
01/01/2011 to 12/31/2011	$11.55536	$10.77031	27,323
01/01/2012 to 12/31/2012	$10.77031	$13.40428	60,371
01/01/2013 to 12/31/2013	$13.40428	$13.72837	59,184
01/01/2014 to 12/31/2014	$13.72837	$15.35046	59,054
01/01/2015 to 12/31/2015	$15.35046	$15.05303	56,197
01/01/2016 to 12/31/2016	$15.05303	$14.90736	56,368
01/01/2017 to 12/31/2017	$14.90736	$16.22523	54,886
01/01/2018 to 12/31/2018	$16.22523	$15.17344	48,504
01/01/2019 to 12/31/2019	$15.17344	$18.63482	38,367
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95986	$11.79603	61,079
01/01/2011 to 12/31/2011	$11.79603	$12.34114	113,614
01/01/2012 to 12/31/2012	$12.34114	$13.97161	212,867
01/01/2013 to 12/31/2013	$13.97161	$14.14285	237,803
01/01/2014 to 12/31/2014	$14.14285	$18.17255	223,219
01/01/2015 to 12/31/2015	$18.17255	$18.70039	238,421
01/01/2016 to 12/31/2016	$18.70039	$19.23907	233,292
01/01/2017 to 12/31/2017	$19.23907	$20.06337	246,527
01/01/2018 to 12/31/2018	$20.06337	$18.75390	234,356
01/01/2019 to 12/31/2019	$18.75390	$24.15309	122,424
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97594	$11.02450	991,332
01/01/2011 to 12/31/2011	$11.02450	$10.65807	1,639,606
01/01/2012 to 12/31/2012	$10.65807	$11.57318	2,858,745
01/01/2013 to 12/31/2013	$11.57318	$13.03586	2,989,467
01/01/2014 to 12/31/2014	$13.03586	$13.19784	2,881,487
01/01/2015 to 12/31/2015	$13.19784	$13.08201	2,776,975
01/01/2016 to 12/31/2016	$13.08201	$13.38666	2,635,719
01/01/2017 to 12/31/2017	$13.38666	$15.30403	2,539,633
01/01/2018 to 12/31/2018	$15.30403	$13.85611	2,306,813
01/01/2019 to 12/31/2019	$13.85611	$16.31980	1,570,721
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98821	$10.71140	429,303
01/01/2011 to 12/31/2011	$10.71140	$10.46023	795,537
01/01/2012 to 12/31/2012	$10.46023	$11.30645	1,309,639
01/01/2013 to 12/31/2013	$11.30645	$12.18719	1,280,396
01/01/2014 to 12/31/2014	$12.18719	$12.44507	1,169,703
01/01/2015 to 12/31/2015	$12.44507	$12.10369	1,037,110
01/01/2016 to 12/31/2016	$12.10369	$12.50464	935,596
01/01/2017 to 12/31/2017	$12.50464	$13.78158	1,012,981
01/01/2018 to 12/31/2018	$13.78158	$12.57063	773,567
01/01/2019 to 12/31/2019	$12.57063	$14.31484	594,756

A 7

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96509	$11.50123	102,749
01/01/2011 to 12/31/2011	$11.50123	$11.43580	174,123
01/01/2012 to 12/31/2012	$11.43580	$12.98500	274,080
01/01/2013 to 12/31/2013	$12.98500	$17.69151	293,010
01/01/2014 to 12/31/2014	$17.69151	$18.61406	257,801
01/01/2015 to 12/31/2015	$18.61406	$17.26588	223,683
01/01/2016 to 12/31/2016	$17.26588	$21.06748	186,462
01/01/2017 to 12/31/2017	$21.06748	$23.19910	188,751
01/01/2018 to 12/31/2018	$23.19910	$19.56537	162,337
01/01/2019 to 12/31/2019	$19.56537	$23.55042	123,951
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99847	$9.85245	132,927
01/01/2011 to 12/31/2011	$9.85245	$9.67264	341,637
01/01/2012 to 12/31/2012	$9.67264	$9.49388	289,981
01/01/2013 to 12/31/2013	$9.49388	$9.31835	239,503
01/01/2014 to 12/31/2014	$9.31835	$9.14602	321,251
01/01/2015 to 12/31/2015	$9.14602	$8.97687	249,571
01/01/2016 to 12/31/2016	$8.97687	$8.81132	216,658
01/01/2017 to 12/31/2017	$8.81132	$8.67818	223,599
01/01/2018 to 12/31/2018	$8.67818	$8.62752	304,229
01/01/2019 to 12/31/2019	$8.62752	$8.61121	81,499
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98444	$10.77285	119,893
01/01/2011 to 12/31/2011	$10.77285	$10.90929	174,815
01/01/2012 to 12/31/2012	$10.90929	$12.19282	286,715
01/01/2013 to 12/31/2013	$12.19282	$12.82656	264,013
01/01/2014 to 12/31/2014	$12.82656	$12.91135	218,518
01/01/2015 to 12/31/2015	$12.91135	$12.22088	214,866
01/01/2016 to 12/31/2016	$12.22088	$13.84211	182,872
01/01/2017 to 12/31/2017	$13.84211	$14.60181	189,107
01/01/2018 to 12/31/2018	$14.60181	$14.04554	195,843
01/01/2019 to 12/31/2019	$14.04554	$15.89485	121,973
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99045	$10.62894	37,585
01/01/2011 to 12/31/2011	$10.62894	$9.99613	66,476
01/01/2012 to 12/31/2012	$9.99613	$11.46771	185,284
01/01/2013 to 12/31/2013	$11.46771	$15.74223	379,037
01/01/2014 to 12/31/2014	$15.74223	$17.57498	348,168
01/01/2015 to 12/31/2015	$17.57498	$15.89813	242,067
01/01/2016 to 12/31/2016	$15.89813	$18.70787	214,322
01/01/2017 to 12/31/2017	$18.70787	$21.88701	213,446
01/01/2018 to 12/31/2018	$21.88701	$18.43995	269,516
01/01/2019 to 12/31/2019	$18.43995	$23.44226	165,146
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92930	$11.26762	116,237
01/01/2011 to 12/31/2011	$11.26762	$9.63007	167,132
01/01/2012 to 12/31/2012	$9.63007	$11.37668	183,325
01/01/2013 to 12/31/2013	$11.37668	$13.29421	284,495
01/01/2014 to 12/31/2014	$13.29421	$12.32735	299,934
01/01/2015 to 12/31/2015	$12.32735	$12.48016	172,519
01/01/2016 to 12/31/2016	$12.48016	$11.78691	198,650
01/01/2017 to 12/31/2017	$11.78691	$15.66807	174,624
01/01/2018 to 12/31/2018	$15.66807	$13.32669	162,366
01/01/2019 to 12/31/2019	$13.32669	$17.28036	113,789

A 8

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92917	$10.80592	42,103
01/01/2011 to 12/31/2011	$10.80592	$9.27520	65,551
01/01/2012 to 12/31/2012	$9.27520	$10.62158	114,257
01/01/2013 to 12/31/2013	$10.62158	$12.45452	138,548
01/01/2014 to 12/31/2014	$12.45452	$11.40464	143,439
01/01/2015 to 12/31/2015	$11.40464	$11.28509	136,091
01/01/2016 to 12/31/2016	$11.28509	$11.14105	143,714
01/01/2017 to 12/31/2017	$11.14105	$13.43025	140,103
01/01/2018 to 12/31/2018	$13.43025	$11.05352	107,431
01/01/2019 to 12/31/2019	$11.05352	$13.02128	89,287
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00670	$10.61020	0
01/01/2011 to 12/31/2011	$10.61020	$11.71022	9,672,456
01/01/2012 to 12/31/2012	$11.71022	$12.57380	3,829,689
01/01/2013 to 12/31/2013	$12.57380	$11.94846	535,354
01/01/2014 to 12/31/2014	$11.94846	$12.51669	737,820
01/01/2015 to 12/31/2015	$12.51669	$12.42925	2,862,842
01/01/2016 to 12/31/2016	$12.42925	$12.71273	2,950,686
01/01/2017 to 12/31/2017	$12.71273	$13.01623	1,299,179
01/01/2018 to 12/31/2018	$13.01623	$12.74002	5,526,481
01/01/2019 to 12/31/2019	$12.74002	$13.90865	707,953
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97670	$10.88236	396,340
01/01/2011 to 12/31/2011	$10.88236	$10.62051	645,903
01/01/2012 to 12/31/2012	$10.62051	$11.83963	1,350,677
01/01/2013 to 12/31/2013	$11.83963	$13.51272	1,482,128
01/01/2014 to 12/31/2014	$13.51272	$14.10681	1,481,715
01/01/2015 to 12/31/2015	$14.10681	$13.70083	1,402,456
01/01/2016 to 12/31/2016	$13.70083	$14.14944	1,392,758
01/01/2017 to 12/31/2017	$14.14944	$16.24330	1,421,823
01/01/2018 to 12/31/2018	$16.24330	$14.76600	1,255,294
01/01/2019 to 12/31/2019	$14.76600	$17.30875	951,570
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92182	$10.56777	137,384
01/01/2011 to 12/31/2011	$10.56777	$9.42340	163,189
01/01/2012 to 12/31/2012	$9.42340	$11.27524	235,346
01/01/2013 to 12/31/2013	$11.27524	$12.76658	256,142
01/01/2014 to 12/31/2014	$12.76658	$11.73274	270,962
01/01/2015 to 12/31/2015	$11.73274	$11.19385	245,991
01/01/2016 to 12/31/2016	$11.19385	$11.19940	249,390
01/01/2017 to 12/31/2017	$11.19940	$14.25002	272,673
01/01/2018 to 12/31/2018	$14.25002	$11.54181	256,749
01/01/2019 to 12/31/2019	$11.54181	$14.41222	152,697
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99847	$10.59781	596,214
01/01/2011 to 12/31/2011	$10.59781	$10.42630	1,163,894
01/01/2012 to 12/31/2012	$10.42630	$11.33010	1,790,497
01/01/2013 to 12/31/2013	$11.33010	$12.34735	1,743,745
01/01/2014 to 12/31/2014	$12.34735	$12.77932	1,634,640
01/01/2015 to 12/31/2015	$12.77932	$12.52009	1,486,087
01/01/2016 to 12/31/2016	$12.52009	$12.76064	1,375,280
01/01/2017 to 12/31/2017	$12.76064	$14.04606	1,350,137
01/01/2018 to 12/31/2018	$14.04606	$13.07816	1,158,927
01/01/2019 to 12/31/2019	$13.07816	$14.71151	868,745

A 9

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97132	$10.78687	31,841
01/01/2011 to 12/31/2011	$10.78687	$10.65776	89,588
01/01/2012 to 12/31/2012	$10.65776	$12.04897	166,435
01/01/2013 to 12/31/2013	$12.04897	$16.14198	185,781
01/01/2014 to 12/31/2014	$16.14198	$17.34907	178,540
01/01/2015 to 12/31/2015	$17.34907	$18.83894	176,808
01/01/2016 to 12/31/2016	$18.83894	$18.22037	174,199
01/01/2017 to 12/31/2017	$18.22037	$24.29214	186,295
01/01/2018 to 12/31/2018	$24.29214	$23.45612	157,197
01/01/2019 to 12/31/2019	$23.45612	$30.52814	125,666
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99257	$11.31652	182,591
01/01/2011 to 12/31/2011	$11.31652	$11.00602	269,757
01/01/2012 to 12/31/2012	$11.00602	$12.12714	372,236
01/01/2013 to 12/31/2013	$12.12714	$16.26077	248,741
01/01/2014 to 12/31/2014	$16.26077	$17.65014	451,454
01/01/2015 to 12/31/2015	$17.65014	$19.06840	365,033
01/01/2016 to 12/31/2016	$19.06840	$19.76007	361,484
01/01/2017 to 12/31/2017	$19.76007	$25.79401	330,037
01/01/2018 to 12/31/2018	$25.79401	$24.63378	264,162
01/01/2019 to 12/31/2019	$24.63378	$31.82572	177,743
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98760	$10.90539	21,127
01/01/2011 to 12/31/2011	$10.90539	$10.36861	70,823
01/01/2012 to 12/31/2012	$10.36861	$12.52513	107,953
01/01/2013 to 12/31/2013	$12.52513	$15.69069	142,591
01/01/2014 to 12/31/2014	$15.69069	$15.95956	163,519
01/01/2015 to 12/31/2015	$15.95956	$15.43481	258,032
01/01/2016 to 12/31/2016	$15.43481	$16.22737	252,751
01/01/2017 to 12/31/2017	$16.22737	$19.72517	283,127
01/01/2018 to 12/31/2018	$19.72517	$17.50890	253,941
01/01/2019 to 12/31/2019	$17.50890	$22.33321	160,522
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99847	$10.30949	380,801
01/01/2013 to 12/31/2013	$10.30949	$12.03277	376,540
01/01/2014 to 12/31/2014	$12.03277	$12.41705	368,998
01/01/2015 to 12/31/2015	$12.41705	$12.03601	339,738
01/01/2016 to 12/31/2016	$12.03601	$12.32430	340,640
01/01/2017 to 12/31/2017	$12.32430	$14.09197	295,865
01/01/2018 to 12/31/2018	$14.09197	$12.68548	270,384
01/01/2019 to 12/31/2019	$12.68548	$15.28502	191,763
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99847	$10.88101	45,476
01/01/2011 to 12/31/2011	$10.88101	$10.61657	68,792
01/01/2012 to 12/31/2012	$10.61657	$12.20012	208,731
01/01/2013 to 12/31/2013	$12.20012	$16.36996	220,860
01/01/2014 to 12/31/2014	$16.36996	$17.46658	205,905
01/01/2015 to 12/31/2015	$17.46658	$18.38272	114,768
01/01/2016 to 12/31/2016	$18.38272	$18.38816	121,814
01/01/2017 to 12/31/2017	$18.38816	$23.59140	138,872
01/01/2018 to 12/31/2018	$23.59140	$23.65031	106,622
01/01/2019 to 12/31/2019	$23.65031	$31.98256	82,398

A 10

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99847	$10.18909	411
01/01/2013 to 12/31/2013	$10.18909	$13.45134	26,424
01/01/2014 to 12/31/2014	$13.45134	$14.55151	31,087
01/01/2015 to 12/31/2015	$14.55151	$14.17897	223,939
01/01/2016 to 12/31/2016	$14.17897	$15.78852	183,449
01/01/2017 to 12/31/2017	$15.78852	$18.18441	155,235
01/01/2018 to 12/31/2018	$18.18441	$16.03465	65,960
01/01/2019 to 12/31/2019	$16.03465	$20.35658	62,395
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01979	$11.42605	93,425
01/01/2011 to 12/31/2011	$11.42605	$10.88116	161,552
01/01/2012 to 12/31/2012	$10.88116	$12.77433	291,504
01/01/2013 to 12/31/2013	$12.77433	$16.57435	386,707
01/01/2014 to 12/31/2014	$16.57435	$18.14290	348,792
01/01/2015 to 12/31/2015	$18.14290	$16.79478	534,255
01/01/2016 to 12/31/2016	$16.79478	$16.75599	503,332
01/01/2017 to 12/31/2017	$16.75599	$20.90247	455,614
01/01/2018 to 12/31/2018	$20.90247	$19.62154	404,609
01/01/2019 to 12/31/2019	$19.62154	$25.06606	260,721
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99102	$11.24476	74,995
01/01/2011 to 12/31/2011	$11.24476	$10.76281	108,644
01/01/2012 to 12/31/2012	$10.76281	$12.37274	150,429
01/01/2013 to 12/31/2013	$12.37274	$17.24527	177,790
01/01/2014 to 12/31/2014	$17.24527	$19.33833	168,457
01/01/2015 to 12/31/2015	$19.33833	$17.91068	151,482
01/01/2016 to 12/31/2016	$17.91068	$20.78490	147,377
01/01/2017 to 12/31/2017	$20.78490	$23.21452	153,563
01/01/2018 to 12/31/2018	$23.21452	$19.03636	134,578
01/01/2019 to 12/31/2019	$19.03636	$22.61073	97,057
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93894	$11.68593	137,524
01/01/2011 to 12/31/2011	$11.68593	$9.14486	202,300
01/01/2012 to 12/31/2012	$9.14486	$10.58462	299,829
01/01/2013 to 12/31/2013	$10.58462	$10.41199	339,729
01/01/2014 to 12/31/2014	$10.41199	$9.74077	346,449
01/01/2015 to 12/31/2015	$9.74077	$7.96131	307,736
01/01/2016 to 12/31/2016	$7.96131	$8.78025	302,489
01/01/2017 to 12/31/2017	$8.78025	$10.89149	368,521
01/01/2018 to 12/31/2018	$10.89149	$9.18741	258,589
01/01/2019 to 12/31/2019	$9.18741	$10.22115	191,760
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98943	$10.60667	1,789,185
01/01/2011 to 12/31/2011	$10.60667	$10.51438	3,769,647
01/01/2012 to 12/31/2012	$10.51438	$11.39020	6,031,877
01/01/2013 to 12/31/2013	$11.39020	$12.20935	5,765,162
01/01/2014 to 12/31/2014	$12.20935	$12.67552	5,459,930
01/01/2015 to 12/31/2015	$12.67552	$12.45885	5,135,378
01/01/2016 to 12/31/2016	$12.45885	$12.90447	4,878,918
01/01/2017 to 12/31/2017	$12.90447	$13.94966	4,622,568
01/01/2018 to 12/31/2018	$13.94966	$13.30142	4,068,351
01/01/2019 to 12/31/2019	$13.30142	$14.97976	3,058,307

A 11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01839	$10.06713	4,465
01/01/2012 to 12/31/2012	$10.06713	$10.58327	76,847
01/01/2013 to 12/31/2013	$10.58327	$10.14726	123,999
01/01/2014 to 12/31/2014	$10.14726	$10.56308	123,457
01/01/2015 to 12/31/2015	$10.56308	$10.33987	130,050
01/01/2016 to 12/31/2016	$10.33987	$10.57616	160,093
01/01/2017 to 12/31/2017	$10.57616	$10.96966	182,036
01/01/2018 to 12/31/2018	$10.96966	$10.67812	235,041
01/01/2019 to 12/31/2019	$10.67812	$11.50292	184,447
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96346	$11.51915	913,520
01/01/2011 to 12/31/2011	$11.51915	$10.60363	1,372,722
01/01/2012 to 12/31/2012	$10.60363	$11.75190	2,620,469
01/01/2013 to 12/31/2013	$11.75190	$13.49829	2,759,579
01/01/2014 to 12/31/2014	$13.49829	$14.46718	2,718,046
01/01/2015 to 12/31/2015	$14.46718	$14.11251	5,093,442
01/01/2016 to 12/31/2016	$14.11251	$15.25031	4,871,971
01/01/2017 to 12/31/2017	$15.25031	$17.37842	7,735,263
01/01/2018 to 12/31/2018	$17.37842	$15.75975	6,756,422
01/01/2019 to 12/31/2019	$15.75975	$18.43479	4,588,479
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99847	$11.66071	0
01/01/2014 to 12/31/2014	$11.66071	$13.18947	0
01/01/2015 to 12/31/2015	$13.18947	$13.14523	0
01/01/2016 to 12/31/2016	$13.14523	$14.30319	0
01/01/2017 to 12/31/2017	$14.30319	$17.04539	0
01/01/2018 to 12/31/2018	$17.04539	$15.53191	0
01/01/2019 to 12/31/2019	$15.53191	$19.08447	0
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99847	$10.90109	18,183
01/01/2011 to 12/31/2011	$10.90109	$11.06966	30,362
01/01/2012 to 12/31/2012	$11.06966	$12.90767	67,435
01/01/2013 to 12/31/2013	$12.90767	$16.77713	72,038
01/01/2014 to 12/31/2014	$16.77713	$19.30124	91,505
01/01/2015 to 12/31/2015	$19.30124	$19.52752	80,628
01/01/2016 to 12/31/2016	$19.52752	$22.01258	82,474
01/01/2017 to 12/31/2017	$22.01258	$26.41409	91,748
01/01/2018 to 12/31/2018	$26.41409	$23.79269	67,978
01/01/2019 to 12/31/2019	$23.79269	$29.06582	62,490
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99847	$8.88788	0
01/01/2012 to 12/31/2012	$8.88788	$9.87102	0
01/01/2013 to 12/31/2013	$9.87102	$11.85852	0
01/01/2014 to 12/31/2014	$11.85852	$12.39583	0
01/01/2015 to 12/31/2015	$12.39583	$12.18483	806
01/01/2016 to 12/31/2016	$12.18483	$12.71606	3,283
01/01/2017 to 12/31/2017	$12.71606	$14.75180	2,673
01/01/2018 to 12/31/2018	$14.75180	$13.53232	14,761
01/01/2019 to 12/31/2019	$13.53232	$16.09836	14,382

A 12

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97180	$12.16884	87,246
01/01/2011 to 12/31/2011	$12.16884	$10.37797	159,082
01/01/2012 to 12/31/2012	$10.37797	$12.23038	205,276
01/01/2013 to 12/31/2013	$12.23038	$16.90321	200,677
01/01/2014 to 12/31/2014	$16.90321	$17.41026	189,375
01/01/2015 to 12/31/2015	$17.41026	$17.31626	115,574
01/01/2016 to 12/31/2016	$17.31626	$18.30513	112,896
01/01/2017 to 12/31/2017	$18.30513	$22.94264	118,550
01/01/2018 to 12/31/2018	$22.94264	$20.07426	103,752
01/01/2019 to 12/31/2019	$20.07426	$26.89109	76,766
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96085	$12.62928	37,344
01/01/2011 to 12/31/2011	$12.62928	$12.27464	74,073
01/01/2012 to 12/31/2012	$12.27464	$13.51412	192,669
01/01/2013 to 12/31/2013	$13.51412	$17.92962	215,156
01/01/2014 to 12/31/2014	$17.92962	$18.27003	224,137
01/01/2015 to 12/31/2015	$18.27003	$18.07288	255,951
01/01/2016 to 12/31/2016	$18.07288	$19.88149	235,963
01/01/2017 to 12/31/2017	$19.88149	$24.18181	184,976
01/01/2018 to 12/31/2018	$24.18181	$21.73744	169,828
01/01/2019 to 12/31/2019	$21.73744	$27.76167	118,376
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96428	$11.47783	109,170
01/01/2011 to 12/31/2011	$11.47783	$10.59244	157,420
01/01/2012 to 12/31/2012	$10.59244	$12.28421	213,310
01/01/2013 to 12/31/2013	$12.28421	$16.56648	226,015
01/01/2014 to 12/31/2014	$16.56648	$17.11661	219,352
01/01/2015 to 12/31/2015	$17.11661	$16.07574	203,275
01/01/2016 to 12/31/2016	$16.07574	$20.38697	190,267
01/01/2017 to 12/31/2017	$20.38697	$21.48101	212,713
01/01/2018 to 12/31/2018	$21.48101	$17.48163	175,201
01/01/2019 to 12/31/2019	$17.48163	$20.92950	114,744
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99216	$10.70296	2,137,328
01/01/2011 to 12/31/2011	$10.70296	$10.71365	3,646,889
01/01/2012 to 12/31/2012	$10.71365	$11.93438	6,857,880
01/01/2013 to 12/31/2013	$11.93438	$13.68539	7,129,745
01/01/2014 to 12/31/2014	$13.68539	$14.22202	6,873,863
01/01/2015 to 12/31/2015	$14.22202	$13.96471	8,666,795
01/01/2016 to 12/31/2016	$13.96471	$14.74100	8,253,515
01/01/2017 to 12/31/2017	$14.74100	$16.69822	7,833,360
01/01/2018 to 12/31/2018	$16.69822	$15.51467	7,154,010
01/01/2019 to 12/31/2019	$15.51467	$18.40184	4,915,828
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97104	$11.14744	106,158
01/01/2011 to 12/31/2011	$11.14744	$10.75602	191,768
01/01/2012 to 12/31/2012	$10.75602	$12.41292	406,941
01/01/2013 to 12/31/2013	$12.41292	$17.54731	571,249
01/01/2014 to 12/31/2014	$17.54731	$18.66002	545,977
01/01/2015 to 12/31/2015	$18.66002	$20.06996	612,911
01/01/2016 to 12/31/2016	$20.06996	$20.23103	545,576
01/01/2017 to 12/31/2017	$20.23103	$27.38118	526,200
01/01/2018 to 12/31/2018	$27.38118	$27.91095	442,887
01/01/2019 to 12/31/2019	$27.91095	$35.12820	279,426

A 13

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98607	$10.67822	117,678
01/01/2011 to 12/31/2011	$10.67822	$10.42937	180,606
01/01/2012 to 12/31/2012	$10.42937	$11.60796	269,405
01/01/2013 to 12/31/2013	$11.60796	$15.33863	136,052
01/01/2014 to 12/31/2014	$15.33863	$15.28936	126,721
01/01/2015 to 12/31/2015	$15.28936	$14.09649	117,892
01/01/2016 to 12/31/2016	$14.09649	$14.68427	111,461
01/01/2017 to 12/31/2017	$14.68427	$16.79914	117,447
01/01/2018 to 12/31/2018	$16.79914	$14.88570	106,021
01/01/2019 to 12/31/2019	$14.88570	$18.40471	384,554
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85972	$11.48747	199,645
01/01/2011 to 12/31/2011	$11.48747	$9.59315	368,045
01/01/2012 to 12/31/2012	$9.59315	$9.75585	561,621
01/01/2013 to 12/31/2013	$9.75585	$11.04815	564,102
01/01/2014 to 12/31/2014	$11.04815	$9.93711	566,179
01/01/2015 to 12/31/2015	$9.93711	$7.87548	529,878
01/01/2016 to 12/31/2016	$7.87548	$9.63296	507,734
01/01/2017 to 12/31/2017	$9.63296	$10.42969	551,987
01/01/2018 to 12/31/2018	$10.42969	$8.53108	423,337
01/01/2019 to 12/31/2019	$8.53108	$9.78556	368,343
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98015	$10.32114	117,340
01/01/2011 to 12/31/2011	$10.32114	$10.54828	150,616
01/01/2012 to 12/31/2012	$10.54828	$10.89377	224,796
01/01/2013 to 12/31/2013	$10.89377	$10.29090	163,639
01/01/2014 to 12/31/2014	$10.29090	$10.15672	157,341
01/01/2015 to 12/31/2015	$10.15672	$9.50843	139,139
01/01/2016 to 12/31/2016	$9.50843	$9.73956	141,623
01/01/2017 to 12/31/2017	$9.73956	$9.75498	161,015
01/01/2018 to 12/31/2018	$9.75498	$9.76491	123,320
01/01/2019 to 12/31/2019	$9.76491	$9.73803	97,402
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98873	$11.51238	92,772
01/01/2011 to 12/31/2011	$11.51238	$10.90968	136,510
01/01/2012 to 12/31/2012	$10.90968	$12.67896	204,795
01/01/2013 to 12/31/2013	$12.67896	$16.47850	215,116
01/01/2014 to 12/31/2014	$16.47850	$18.59471	194,278
01/01/2015 to 12/31/2015	$18.59471	$17.04460	91,055
01/01/2016 to 12/31/2016	$17.04460	$19.07149	90,687
01/01/2017 to 12/31/2017	$19.07149	$22.18834	71,538
01/01/2018 to 12/31/2018	$22.18834	$18.17685	64,068
01/01/2019 to 12/31/2019	$18.17685	$21.25611	52,556
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99847	$8.82530	145,090
01/01/2012 to 12/31/2012	$8.82530	$9.61524	458,197
01/01/2013 to 12/31/2013	$9.61524	$11.37243	561,294
01/01/2014 to 12/31/2014	$11.37243	$11.77647	634,461
01/01/2015 to 12/31/2015	$11.77647	$11.48547	604,892
01/01/2016 to 12/31/2016	$11.48547	$12.00902	600,889
01/01/2017 to 12/31/2017	$12.00902	$13.38979	635,116
01/01/2018 to 12/31/2018	$13.38979	$12.48403	580,957
01/01/2019 to 12/31/2019	$12.48403	$14.77169	459,898

A 14

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99847	$10.41023	423,203
01/01/2011 to 12/31/2011	$10.41023	$10.83354	500,601
01/01/2012 to 12/31/2012	$10.83354	$11.46793	767,956
01/01/2013 to 12/31/2013	$11.46793	$11.08767	962,457
01/01/2014 to 12/31/2014	$11.08767	$11.66584	946,646
01/01/2015 to 12/31/2015	$11.66584	$11.59164	910,580
01/01/2016 to 12/31/2016	$11.59164	$11.96356	907,206
01/01/2017 to 12/31/2017	$11.96356	$12.48350	1,028,309
01/01/2018 to 12/31/2018	$12.48350	$11.97393	1,323,206
01/01/2019 to 12/31/2019	$11.97393	$13.19801	933,804
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99847	$10.37776	0
01/01/2013 to 12/31/2013	$10.37776	$9.35714	0
01/01/2014 to 12/31/2014	$9.35714	$9.30831	0
01/01/2015 to 12/31/2015	$9.30831	$8.85429	0
01/01/2016 to 12/31/2016	$8.85429	$9.61268	0
01/01/2017 to 12/31/2017	$9.61268	$10.31286	0
01/01/2018 to 12/31/2018	$10.31286	$9.44625	72
01/01/2019 to 12/31/2019	$9.44625	$10.64834	72
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	$9.90723	$8.79537	10,888
01/01/2019 to 12/31/2019	$8.79537	$10.56806	13,966
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	$9.91793	$9.38347	1,444
01/01/2019 to 12/31/2019	$9.38347	$12.07184	6,463
*Denotes the start date of these sub-accounts

A 15

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II - Cliff M&E (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$13.30141	$14.04247	464,848
AST Advanced Strategies Portfolio
03/18/2019 to 12/31/2019	$17.11008	$18.69395	1,564,026
AST AllianzGI World Trends Portfolio
03/18/2019 to 12/31/2019	$14.23496	$15.36938	1,375,743
AST Balanced Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$16.27848	$17.56017	1,583,047
AST BlackRock Global Strategies Portfolio
03/18/2019 to 12/31/2019	$12.47661	$13.29333	668,334
AST BlackRock Low Duration Bond Portfolio
03/18/2019 to 12/31/2019	$9.56304	$9.71997	58,062
AST BlackRock/Loomis Sayles Bond Portfolio
03/18/2019 to 12/31/2019	$11.05019	$11.62229	73,124
AST Bond Portfolio 2019
03/18/2019 to 12/31/2019	$11.57556	$11.48569	0
AST Bond Portfolio 2020
03/18/2019 to 12/31/2019	$12.05579	$12.18363	510,310
AST Bond Portfolio 2021
03/18/2019 to 12/31/2019	$12.62987	$12.93078	154,231
AST Bond Portfolio 2022
03/18/2019 to 12/31/2019	$11.76155	$12.12452	78,393
AST Bond Portfolio 2023
03/18/2019 to 12/31/2019	$10.02270	$10.38676	3,634
AST Bond Portfolio 2024
03/18/2019 to 12/31/2019	$9.73791	$10.20371	96,264
AST Bond Portfolio 2025
03/18/2019 to 12/31/2019	$11.17544	$11.78307	33,065
AST Bond Portfolio 2026
03/18/2019 to 12/31/2019	$9.83273	$10.46638	594,538
AST Bond Portfolio 2027
03/18/2019 to 12/31/2019	$9.77882	$10.45627	217,881
AST Bond Portfolio 2028
03/18/2019 to 12/31/2019	$9.78561	$10.54486	98,842
AST Bond Portfolio 2029
03/18/2019 to 12/31/2019	$9.81823	$10.63309	299,599
AST Bond Portfolio 2030
03/18/2019 to 12/31/2019	$10.29832	$11.22275	79,860
AST Capital Growth Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$17.73223	$19.28247	1,962,744
AST ClearBridge Dividend Growth Portfolio
03/18/2019 to 12/31/2019	$16.89584	$19.29017	33,990
AST Cohen & Steers Global Realty Portfolio
03/18/2019 to 12/31/2019	$17.02306	$18.54223	3,802
AST Cohen & Steers Realty Portfolio
03/18/2019 to 12/31/2019	$21.27776	$24.03292	14,863
AST Fidelity Institutional AM® Quantitative Portfolio
03/18/2019 to 12/31/2019	$14.93204	$16.23881	898,806
AST Goldman Sachs Multi-Asset Portfolio
03/18/2019 to 12/31/2019	$13.35334	$14.24339	899,504

A 16

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	$22.10836	$23.43332	17,824
AST Government Money Market Portfolio
03/18/2019 to 12/31/2019	$8.58810	$8.56794	3,827
AST High Yield Portfolio
03/18/2019 to 12/31/2019	$14.88570	$15.81572	29,633
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	$21.47621	$23.32541	28,457
AST International Growth Portfolio
03/18/2019 to 12/31/2019	$15.15268	$17.19477	5,100
AST International Value Portfolio
03/18/2019 to 12/31/2019	$12.10015	$12.95687	6,550
AST Investment Grade Bond Portfolio
03/18/2019 to 12/31/2019	$10.43520	$11.12060	126,657
AST J.P. Morgan Global Thematic Portfolio
03/18/2019 to 12/31/2019	$15.93168	$17.22240	492,950
AST J.P. Morgan International Equity Portfolio
03/18/2019 to 12/31/2019	$12.82622	$14.34080	21,385
AST J.P. Morgan Strategic Opportunities Portfolio
03/18/2019 to 12/31/2019	$13.77507	$14.63843	368,368
AST Jennison Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$27.09401	$30.37627	6,063
AST Loomis Sayles Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$28.07367	$31.66749	10,527
AST MFS Global Equity Portfolio
03/18/2019 to 12/31/2019	$19.88595	$22.22222	17,366
AST MFS Growth Allocation Portfolio
03/18/2019 to 12/31/2019	$13.76270	$15.22538	407,174
AST MFS Growth Portfolio
03/18/2019 to 12/31/2019	$27.32256	$31.82341	7,300
AST MFS Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	$18.01616	$20.28059	6,437
AST Mid-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$22.64715	$24.94126	32,213
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	$21.68967	$22.49821	9,537
AST Parametric Emerging Markets Equity Portfolio
03/18/2019 to 12/31/2019	$9.90616	$10.17036	14,895
AST Preservation Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$14.00159	$14.90552	1,161,213
AST Prudential Core Bond Portfolio
03/18/2019 to 12/31/2019	$10.82212	$11.45521	31,109
AST Prudential Growth Allocation Portfolio
03/18/2019 to 12/31/2019	$17.12447	$18.34307	2,480,964
AST QMA US Equity Alpha Portfolio
03/18/2019 to 12/31/2019	$26.47654	$28.92119	6,844
AST Quantitative Modeling Portfolio
03/18/2019 to 12/31/2019	$14.76651	$16.02711	5,778
AST Small-Cap Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	$24.27197	$26.75703	6,096
AST Small-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$26.23724	$27.62375	12,084
AST Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	$19.86645	$20.82601	7,389
AST T. Rowe Price Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$16.79254	$18.31077	3,184,589

A 17

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$31.71108	$34.95341	27,933
AST T. Rowe Price Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	$16.56277	$18.31332	27,928
AST T. Rowe Price Natural Resources Portfolio
03/18/2019 to 12/31/2019	$9.54289	$9.73676	13,661
AST Templeton Global Bond Portfolio
03/18/2019 to 12/31/2019	$10.03626	$9.68993	25,879
AST WEDGE Capital Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	$20.33415	$21.15050	6,517
AST Wellington Management Hedged Equity Portfolio
03/18/2019 to 12/31/2019	$13.52510	$14.70649	962,993
AST Western Asset Core Plus Bond Portfolio
03/18/2019 to 12/31/2019	$12.24217	$13.13249	88,480
*Denotes the start date of these sub-accounts

A 18

A 19

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96742	$10.76805	431,320
01/01/2011 to 12/31/2011	$10.76805	$10.24627	569,139
01/01/2012 to 12/31/2012	$10.24627	$11.27388	806,989
01/01/2013 to 12/31/2013	$11.27388	$12.11939	802,985
01/01/2014 to 12/31/2014	$12.11939	$12.29910	647,650
01/01/2015 to 12/31/2015	$12.29910	$11.63528	512,860
01/01/2016 to 12/31/2016	$11.63528	$12.09474	448,962
01/01/2017 to 12/31/2017	$12.09474	$13.31127	434,979
01/01/2018 to 12/31/2018	$13.31127	$11.95159	315,923
01/01/2019 to 12/31/2019	$11.95159	$13.55823	275,492
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97811	$10.87354	348,046
01/01/2011 to 12/31/2011	$10.87354	$10.64117	553,672
01/01/2012 to 12/31/2012	$10.64117	$11.82107	1,004,310
01/01/2013 to 12/31/2013	$11.82107	$13.46830	1,054,604
01/01/2014 to 12/31/2014	$13.46830	$13.96943	1,014,351
01/01/2015 to 12/31/2015	$13.96943	$13.76480	844,053
01/01/2016 to 12/31/2016	$13.76480	$14.41208	776,262
01/01/2017 to 12/31/2017	$14.41208	$16.47350	768,388
01/01/2018 to 12/31/2018	$16.47350	$15.15297	642,811
01/01/2019 to 12/31/2019	$15.15297	$18.05000	487,328
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98719	$10.76013	296,498
01/01/2011 to 12/31/2011	$10.76013	$10.32731	451,420
01/01/2012 to 12/31/2012	$10.32731	$11.13249	780,214
01/01/2013 to 12/31/2013	$11.13249	$12.23567	625,947
01/01/2014 to 12/31/2014	$12.23567	$12.57508	616,177
01/01/2015 to 12/31/2015	$12.57508	$12.27174	565,336
01/01/2016 to 12/31/2016	$12.27174	$12.57388	517,230
01/01/2017 to 12/31/2017	$12.57388	$14.28702	490,454
01/01/2018 to 12/31/2018	$14.28702	$12.86028	376,741
01/01/2019 to 12/31/2019	$12.86028	$14.83973	294,327
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98838	$10.72654	565,821
01/01/2011 to 12/31/2011	$10.72654	$10.35809	1,067,308
01/01/2012 to 12/31/2012	$10.35809	$11.38784	1,565,142
01/01/2013 to 12/31/2013	$11.38784	$13.09623	1,621,607
01/01/2014 to 12/31/2014	$13.09623	$13.63647	1,579,618
01/01/2015 to 12/31/2015	$13.63647	$13.39310	1,504,311
01/01/2016 to 12/31/2016	$13.39310	$13.91700	1,419,778
01/01/2017 to 12/31/2017	$13.91700	$15.63262	1,350,587
01/01/2018 to 12/31/2018	$15.63262	$14.52502	1,191,396
01/01/2019 to 12/31/2019	$14.52502	$16.95512	803,266

A 20

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12934	109,338
01/01/2012 to 12/31/2012	$9.12934	$9.98507	332,209
01/01/2013 to 12/31/2013	$9.98507	$10.81976	308,527
01/01/2014 to 12/31/2014	$10.81976	$11.09403	287,171
01/01/2015 to 12/31/2015	$11.09403	$10.51899	273,968
01/01/2016 to 12/31/2016	$10.51899	$10.99861	226,140
01/01/2017 to 12/31/2017	$10.99861	$12.10776	224,381
01/01/2018 to 12/31/2018	$12.10776	$11.20908	171,465
01/01/2019 to 12/31/2019	$11.20908	$12.88758	167,400
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00755	$10.05702	24,185
01/01/2011 to 12/31/2011	$10.05702	$10.05211	39,230
01/01/2012 to 12/31/2012	$10.05211	$10.28689	78,036
01/01/2013 to 12/31/2013	$10.28689	$9.83673	83,774
01/01/2014 to 12/31/2014	$9.83673	$9.60622	86,982
01/01/2015 to 12/31/2015	$9.60622	$9.43559	80,326
01/01/2016 to 12/31/2016	$9.43559	$9.37447	70,873
01/01/2017 to 12/31/2017	$9.37447	$9.32036	72,767
01/01/2018 to 12/31/2018	$9.32036	$9.17754	55,084
01/01/2019 to 12/31/2019	$9.17754	$9.38569	42,443
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00648	$10.32899	450,024
01/01/2011 to 12/31/2011	$10.32899	$10.41787	569,705
01/01/2012 to 12/31/2012	$10.41787	$11.13235	1,024,129
01/01/2013 to 12/31/2013	$11.13235	$10.68201	1,278,914
01/01/2014 to 12/31/2014	$10.68201	$10.88347	1,158,148
01/01/2015 to 12/31/2015	$10.88347	$10.41425	1,032,478
01/01/2016 to 12/31/2016	$10.41425	$10.61089	933,851
01/01/2017 to 12/31/2017	$10.61089	$10.82519	993,905
01/01/2018 to 12/31/2018	$10.82519	$10.51040	826,581
01/01/2019 to 12/31/2019	$10.51040	$11.22178	528,384
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97730	$10.80703	209,707
01/01/2011 to 12/31/2011	$10.80703	$10.30795	279,185
01/01/2012 to 12/31/2012	$10.30795	$11.45833	434,151
01/01/2013 to 12/31/2013	$11.45833	$13.74096	506,491
01/01/2014 to 12/31/2014	$13.74096	$14.37133	498,602
01/01/2015 to 12/31/2015	$14.37133	$14.12289	506,696
01/01/2016 to 12/31/2016	$14.12289	$14.74972	572,807
01/01/2017 to 12/31/2017	$14.74972	$16.99829	538,470
01/01/2018 to 12/31/2018	$16.99829	$15.58075	464,093
01/01/2019 to 12/31/2019	$15.58075	$18.61860	294,023
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60224	0
01/01/2014 to 12/31/2014	$11.60224	$12.88470	1,467
01/01/2015 to 12/31/2015	$12.88470	$12.14491	5,444
01/01/2016 to 12/31/2016	$12.14491	$13.64051	26,258
01/01/2017 to 12/31/2017	$13.64051	$15.78842	28,918
01/01/2018 to 12/31/2018	$15.78842	$14.69587	19,197
01/01/2019 to 12/31/2019	$14.69587	$18.82301	12,384

A 21

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$9.96980	$11.51747	12,869
01/01/2011 to 12/31/2011	$11.51747	$10.69136	17,786
01/01/2012 to 12/31/2012	$10.69136	$13.25162	36,915
01/01/2013 to 12/31/2013	$13.25162	$13.51659	37,775
01/01/2014 to 12/31/2014	$13.51659	$15.05211	29,298
01/01/2015 to 12/31/2015	$15.05211	$14.70024	27,431
01/01/2016 to 12/31/2016	$14.70024	$14.49894	24,529
01/01/2017 to 12/31/2017	$14.49894	$15.71661	25,181
01/01/2018 to 12/31/2018	$15.71661	$14.63757	19,648
01/01/2019 to 12/31/2019	$14.63757	$17.90347	18,303
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95952	$11.75731	24,817
01/01/2011 to 12/31/2011	$11.75731	$12.25065	40,377
01/01/2012 to 12/31/2012	$12.25065	$13.81247	109,176
01/01/2013 to 12/31/2013	$13.81247	$13.92468	98,098
01/01/2014 to 12/31/2014	$13.92468	$17.81930	102,459
01/01/2015 to 12/31/2015	$17.81930	$18.26214	103,971
01/01/2016 to 12/31/2016	$18.26214	$18.71186	84,316
01/01/2017 to 12/31/2017	$18.71186	$19.43432	71,148
01/01/2018 to 12/31/2018	$19.43432	$18.09139	53,247
01/01/2019 to 12/31/2019	$18.09139	$23.20490	35,347
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97561	$10.98843	258,959
01/01/2011 to 12/31/2011	$10.98843	$10.57997	507,010
01/01/2012 to 12/31/2012	$10.57997	$11.44137	854,714
01/01/2013 to 12/31/2013	$11.44137	$12.83487	832,978
01/01/2014 to 12/31/2014	$12.83487	$12.94154	823,214
01/01/2015 to 12/31/2015	$12.94154	$12.77566	832,108
01/01/2016 to 12/31/2016	$12.77566	$13.02015	828,693
01/01/2017 to 12/31/2017	$13.02015	$14.82457	815,314
01/01/2018 to 12/31/2018	$14.82457	$13.36694	662,321
01/01/2019 to 12/31/2019	$13.36694	$15.67952	532,597
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98787	$10.67608	206,860
01/01/2011 to 12/31/2011	$10.67608	$10.38337	308,578
01/01/2012 to 12/31/2012	$10.38337	$11.17746	483,836
01/01/2013 to 12/31/2013	$11.17746	$11.99906	421,762
01/01/2014 to 12/31/2014	$11.99906	$12.20300	344,665
01/01/2015 to 12/31/2015	$12.20300	$11.81989	310,472
01/01/2016 to 12/31/2016	$11.81989	$12.16180	277,768
01/01/2017 to 12/31/2017	$12.16180	$13.34926	302,927
01/01/2018 to 12/31/2018	$13.34926	$12.12640	229,256
01/01/2019 to 12/31/2019	$12.12640	$13.75271	211,526
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96476	$11.46350	54,705
01/01/2011 to 12/31/2011	$11.46350	$11.35182	69,813
01/01/2012 to 12/31/2012	$11.35182	$12.83700	117,064
01/01/2013 to 12/31/2013	$12.83700	$17.41854	122,380
01/01/2014 to 12/31/2014	$17.41854	$18.25228	122,259
01/01/2015 to 12/31/2015	$18.25228	$16.86128	116,588
01/01/2016 to 12/31/2016	$16.86128	$20.49014	101,187
01/01/2017 to 12/31/2017	$20.49014	$22.47166	104,541
01/01/2018 to 12/31/2018	$22.47166	$18.87404	92,934
01/01/2019 to 12/31/2019	$18.87404	$22.62577	54,074

A 22

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99814	$9.81989	31,610
01/01/2011 to 12/31/2011	$9.81989	$9.60142	30,753
01/01/2012 to 12/31/2012	$9.60142	$9.38546	43,944
01/01/2013 to 12/31/2013	$9.38546	$9.17441	92,019
01/01/2014 to 12/31/2014	$9.17441	$8.96801	49,416
01/01/2015 to 12/31/2015	$8.96801	$8.76614	81,874
01/01/2016 to 12/31/2016	$8.76614	$8.56955	43,849
01/01/2017 to 12/31/2017	$8.56955	$8.40590	62,066
01/01/2018 to 12/31/2018	$8.40590	$8.32253	58,190
01/01/2019 to 12/31/2019	$8.32253	$8.27278	45,851
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98410	$10.73754	26,448
01/01/2011 to 12/31/2011	$10.73754	$10.82944	39,596
01/01/2012 to 12/31/2012	$10.82944	$12.05412	110,900
01/01/2013 to 12/31/2013	$12.05412	$12.62898	157,679
01/01/2014 to 12/31/2014	$12.62898	$12.66049	156,738
01/01/2015 to 12/31/2015	$12.66049	$11.93454	139,101
01/01/2016 to 12/31/2016	$11.93454	$13.46289	124,595
01/01/2017 to 12/31/2017	$13.46289	$14.14411	108,275
01/01/2018 to 12/31/2018	$14.14411	$13.54958	96,375
01/01/2019 to 12/31/2019	$13.54958	$15.27113	48,628
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99012	$10.59398	36,126
01/01/2011 to 12/31/2011	$10.59398	$9.92264	39,480
01/01/2012 to 12/31/2012	$9.92264	$11.33684	88,644
01/01/2013 to 12/31/2013	$11.33684	$15.49925	155,824
01/01/2014 to 12/31/2014	$15.49925	$17.23326	173,419
01/01/2015 to 12/31/2015	$17.23326	$15.52549	163,500
01/01/2016 to 12/31/2016	$15.52549	$18.19504	150,060
01/01/2017 to 12/31/2017	$18.19504	$21.20063	149,053
01/01/2018 to 12/31/2018	$21.20063	$17.78839	144,576
01/01/2019 to 12/31/2019	$17.78839	$22.52172	79,542
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92896	$11.23065	27,261
01/01/2011 to 12/31/2011	$11.23065	$9.55935	50,441
01/01/2012 to 12/31/2012	$9.55935	$11.24704	84,722
01/01/2013 to 12/31/2013	$11.24704	$13.08908	102,837
01/01/2014 to 12/31/2014	$13.08908	$12.08765	95,166
01/01/2015 to 12/31/2015	$12.08765	$12.18766	67,575
01/01/2016 to 12/31/2016	$12.18766	$11.46390	66,985
01/01/2017 to 12/31/2017	$11.46390	$15.17688	66,827
01/01/2018 to 12/31/2018	$15.17688	$12.85599	64,752
01/01/2019 to 12/31/2019	$12.85599	$16.60209	44,326
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92883	$10.77050	13,189
01/01/2011 to 12/31/2011	$10.77050	$9.20716	28,519
01/01/2012 to 12/31/2012	$9.20716	$10.50060	46,673
01/01/2013 to 12/31/2013	$10.50060	$12.26269	50,566
01/01/2014 to 12/31/2014	$12.26269	$11.18317	53,788
01/01/2015 to 12/31/2015	$11.18317	$11.02087	48,028
01/01/2016 to 12/31/2016	$11.02087	$10.83598	43,857
01/01/2017 to 12/31/2017	$10.83598	$13.00945	51,109
01/01/2018 to 12/31/2018	$13.00945	$10.66329	44,462
01/01/2019 to 12/31/2019	$10.66329	$12.51042	32,631

A 23

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00636	$10.57538	0
01/01/2011 to 12/31/2011	$10.57538	$11.62439	2,945,528
01/01/2012 to 12/31/2012	$11.62439	$12.43067	1,265,810
01/01/2013 to 12/31/2013	$12.43067	$11.76425	261,211
01/01/2014 to 12/31/2014	$11.76425	$12.27345	289,797
01/01/2015 to 12/31/2015	$12.27345	$12.13804	1,233,371
01/01/2016 to 12/31/2016	$12.13804	$12.36442	1,393,470
01/01/2017 to 12/31/2017	$12.36442	$12.60814	647,891
01/01/2018 to 12/31/2018	$12.60814	$12.29009	2,572,848
01/01/2019 to 12/31/2019	$12.29009	$13.36268	297,770
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97637	$10.84666	112,239
01/01/2011 to 12/31/2011	$10.84666	$10.54257	183,823
01/01/2012 to 12/31/2012	$10.54257	$11.70470	279,359
01/01/2013 to 12/31/2013	$11.70470	$13.30421	299,317
01/01/2014 to 12/31/2014	$13.30421	$13.83255	262,965
01/01/2015 to 12/31/2015	$13.83255	$13.37965	218,027
01/01/2016 to 12/31/2016	$13.37965	$13.76160	205,360
01/01/2017 to 12/31/2017	$13.76160	$15.73383	197,340
01/01/2018 to 12/31/2018	$15.73383	$14.24420	175,194
01/01/2019 to 12/31/2019	$14.24420	$16.62910	113,227
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92148	$10.53303	32,848
01/01/2011 to 12/31/2011	$10.53303	$9.35412	36,283
01/01/2012 to 12/31/2012	$9.35412	$11.14658	51,404
01/01/2013 to 12/31/2013	$11.14658	$12.56950	69,812
01/01/2014 to 12/31/2014	$12.56950	$11.50468	73,789
01/01/2015 to 12/31/2015	$11.50468	$10.93148	74,611
01/01/2016 to 12/31/2016	$10.93148	$10.89254	76,677
01/01/2017 to 12/31/2017	$10.89254	$13.80349	120,900
01/01/2018 to 12/31/2018	$13.80349	$11.13430	125,829
01/01/2019 to 12/31/2019	$11.13430	$13.84666	53,125
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.56309	229,516
01/01/2011 to 12/31/2011	$10.56309	$10.34989	410,984
01/01/2012 to 12/31/2012	$10.34989	$11.20113	668,760
01/01/2013 to 12/31/2013	$11.20113	$12.15712	624,077
01/01/2014 to 12/31/2014	$12.15712	$12.53118	596,555
01/01/2015 to 12/31/2015	$12.53118	$12.22686	555,165
01/01/2016 to 12/31/2016	$12.22686	$12.41110	513,671
01/01/2017 to 12/31/2017	$12.41110	$13.60576	504,299
01/01/2018 to 12/31/2018	$13.60576	$12.61627	434,918
01/01/2019 to 12/31/2019	$12.61627	$14.13401	302,905
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97098	$10.75142	18,522
01/01/2011 to 12/31/2011	$10.75142	$10.57959	27,785
01/01/2012 to 12/31/2012	$10.57959	$11.91166	64,882
01/01/2013 to 12/31/2013	$11.91166	$15.89294	63,169
01/01/2014 to 12/31/2014	$15.89294	$17.01185	52,583
01/01/2015 to 12/31/2015	$17.01185	$18.39750	36,441
01/01/2016 to 12/31/2016	$18.39750	$17.72116	44,569
01/01/2017 to 12/31/2017	$17.72116	$23.53079	45,633
01/01/2018 to 12/31/2018	$23.53079	$22.62782	39,373
01/01/2019 to 12/31/2019	$22.62782	$29.33008	30,862

A 24

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99223	$11.27934	99,315
01/01/2011 to 12/31/2011	$11.27934	$10.92525	143,956
01/01/2012 to 12/31/2012	$10.92525	$11.98895	254,834
01/01/2013 to 12/31/2013	$11.98895	$16.00983	191,297
01/01/2014 to 12/31/2014	$16.00983	$17.30696	254,763
01/01/2015 to 12/31/2015	$17.30696	$18.62150	187,687
01/01/2016 to 12/31/2016	$18.62150	$19.21861	162,345
01/01/2017 to 12/31/2017	$19.21861	$24.98539	135,919
01/01/2018 to 12/31/2018	$24.98539	$23.76368	105,952
01/01/2019 to 12/31/2019	$23.76368	$30.57657	70,875
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98726	$10.86964	37,911
01/01/2011 to 12/31/2011	$10.86964	$10.29257	44,689
01/01/2012 to 12/31/2012	$10.29257	$12.38258	77,508
01/01/2013 to 12/31/2013	$12.38258	$15.44892	104,462
01/01/2014 to 12/31/2014	$15.44892	$15.64955	112,377
01/01/2015 to 12/31/2015	$15.64955	$15.07325	117,600
01/01/2016 to 12/31/2016	$15.07325	$15.78280	123,102
01/01/2017 to 12/31/2017	$15.78280	$19.10683	108,455
01/01/2018 to 12/31/2018	$19.10683	$16.89052	87,625
01/01/2019 to 12/31/2019	$16.89052	$21.45665	54,502
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28099	88,859
01/01/2013 to 12/31/2013	$10.28099	$11.95058	110,161
01/01/2014 to 12/31/2014	$11.95058	$12.28195	86,993
01/01/2015 to 12/31/2015	$12.28195	$11.85649	91,457
01/01/2016 to 12/31/2016	$11.85649	$12.09127	96,871
01/01/2017 to 12/31/2017	$12.09127	$13.76942	70,392
01/01/2018 to 12/31/2018	$13.76942	$12.34419	53,610
01/01/2019 to 12/31/2019	$12.34419	$14.81313	35,308
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.84527	24,498
01/01/2011 to 12/31/2011	$10.84527	$10.53864	28,595
01/01/2012 to 12/31/2012	$10.53864	$12.06112	65,216
01/01/2013 to 12/31/2013	$12.06112	$16.11750	72,003
01/01/2014 to 12/31/2014	$16.11750	$17.12716	90,745
01/01/2015 to 12/31/2015	$17.12716	$17.95206	50,771
01/01/2016 to 12/31/2016	$17.95206	$17.88454	44,110
01/01/2017 to 12/31/2017	$17.88454	$22.85208	42,863
01/01/2018 to 12/31/2018	$22.85208	$22.81527	38,097
01/01/2019 to 12/31/2019	$22.81527	$30.72753	30,184
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17367	0
01/01/2013 to 12/31/2013	$10.17367	$13.37631	2,277
01/01/2014 to 12/31/2014	$13.37631	$14.41134	2,178
01/01/2015 to 12/31/2015	$14.41134	$13.98522	27,839
01/01/2016 to 12/31/2016	$13.98522	$15.50947	38,234
01/01/2017 to 12/31/2017	$15.50947	$17.79054	43,853
01/01/2018 to 12/31/2018	$17.79054	$15.62303	22,355
01/01/2019 to 12/31/2019	$15.62303	$19.75326	12,051

A 25

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01945	$11.38858	35,051
01/01/2011 to 12/31/2011	$11.38858	$10.80123	49,124
01/01/2012 to 12/31/2012	$10.80123	$12.62870	95,041
01/01/2013 to 12/31/2013	$12.62870	$16.31849	121,937
01/01/2014 to 12/31/2014	$16.31849	$17.79006	124,673
01/01/2015 to 12/31/2015	$17.79006	$16.40110	209,622
01/01/2016 to 12/31/2016	$16.40110	$16.29660	209,140
01/01/2017 to 12/31/2017	$16.29660	$20.24691	192,042
01/01/2018 to 12/31/2018	$20.24691	$18.92817	162,710
01/01/2019 to 12/31/2019	$18.92817	$24.08171	89,965
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99068	$11.20789	27,165
01/01/2011 to 12/31/2011	$11.20789	$10.68385	60,464
01/01/2012 to 12/31/2012	$10.68385	$12.23183	142,923
01/01/2013 to 12/31/2013	$12.23183	$16.97951	130,326
01/01/2014 to 12/31/2014	$16.97951	$18.96278	123,337
01/01/2015 to 12/31/2015	$18.96278	$17.49121	119,427
01/01/2016 to 12/31/2016	$17.49121	$20.21564	113,767
01/01/2017 to 12/31/2017	$20.21564	$22.48705	105,129
01/01/2018 to 12/31/2018	$22.48705	$18.36415	87,033
01/01/2019 to 12/31/2019	$18.36415	$21.72342	79,163
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93861	$11.64767	37,737
01/01/2011 to 12/31/2011	$11.64767	$9.07776	66,271
01/01/2012 to 12/31/2012	$9.07776	$10.46417	108,527
01/01/2013 to 12/31/2013	$10.46417	$10.25156	148,839
01/01/2014 to 12/31/2014	$10.25156	$9.55151	136,835
01/01/2015 to 12/31/2015	$9.55151	$7.77476	121,998
01/01/2016 to 12/31/2016	$7.77476	$8.53974	81,968
01/01/2017 to 12/31/2017	$8.53974	$10.55016	96,361
01/01/2018 to 12/31/2018	$10.55016	$8.86299	88,968
01/01/2019 to 12/31/2019	$8.86299	$9.82005	62,923
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98910	$10.57195	603,715
01/01/2011 to 12/31/2011	$10.57195	$10.43743	1,188,318
01/01/2012 to 12/31/2012	$10.43743	$11.26066	1,894,782
01/01/2013 to 12/31/2013	$11.26066	$12.02130	1,799,277
01/01/2014 to 12/31/2014	$12.02130	$12.42940	1,775,637
01/01/2015 to 12/31/2015	$12.42940	$12.16714	1,710,064
01/01/2016 to 12/31/2016	$12.16714	$12.55110	1,624,964
01/01/2017 to 12/31/2017	$12.55110	$13.51232	1,599,011
01/01/2018 to 12/31/2018	$13.51232	$12.83153	1,285,099
01/01/2019 to 12/31/2019	$12.83153	$14.39163	976,846
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06003	1,333
01/01/2012 to 12/31/2012	$10.06003	$10.53243	20,633
01/01/2013 to 12/31/2013	$10.53243	$10.05728	27,753
01/01/2014 to 12/31/2014	$10.05728	$10.42685	28,423
01/01/2015 to 12/31/2015	$10.42685	$10.16496	27,964
01/01/2016 to 12/31/2016	$10.16496	$10.35507	42,566
01/01/2017 to 12/31/2017	$10.35507	$10.69676	73,394
01/01/2018 to 12/31/2018	$10.69676	$10.36973	71,533
01/01/2019 to 12/31/2019	$10.36973	$11.12519	64,991

A 26

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96312	$11.48131	172,398
01/01/2011 to 12/31/2011	$11.48131	$10.52583	307,423
01/01/2012 to 12/31/2012	$10.52583	$11.61802	517,937
01/01/2013 to 12/31/2013	$11.61802	$13.29017	558,162
01/01/2014 to 12/31/2014	$13.29017	$14.18607	543,166
01/01/2015 to 12/31/2015	$14.18607	$13.78185	957,141
01/01/2016 to 12/31/2016	$13.78185	$14.83243	914,907
01/01/2017 to 12/31/2017	$14.83243	$16.83347	1,605,634
01/01/2018 to 12/31/2018	$16.83347	$15.20287	1,265,509
01/01/2019 to 12/31/2019	$15.20287	$17.71099	875,904
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.86534	8,397
01/01/2011 to 12/31/2011	$10.86534	$10.98844	8,619
01/01/2012 to 12/31/2012	$10.98844	$12.76063	14,906
01/01/2013 to 12/31/2013	$12.76063	$16.51856	26,236
01/01/2014 to 12/31/2014	$16.51856	$18.92632	45,782
01/01/2015 to 12/31/2015	$18.92632	$19.07008	25,356
01/01/2016 to 12/31/2016	$19.07008	$21.40958	25,157
01/01/2017 to 12/31/2017	$21.40958	$25.58620	21,294
01/01/2018 to 12/31/2018	$25.58620	$22.95247	19,858
01/01/2019 to 12/31/2019	$22.95247	$27.92519	11,967
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86337	0
01/01/2012 to 12/31/2012	$8.86337	$9.80351	0
01/01/2013 to 12/31/2013	$9.80351	$11.72940	0
01/01/2014 to 12/31/2014	$11.72940	$12.21082	0
01/01/2015 to 12/31/2015	$12.21082	$11.95408	0
01/01/2016 to 12/31/2016	$11.95408	$12.42449	0
01/01/2017 to 12/31/2017	$12.42449	$14.35506	0
01/01/2018 to 12/31/2018	$14.35506	$13.11439	0
01/01/2019 to 12/31/2019	$13.11439	$15.53766	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97146	$12.12889	23,924
01/01/2011 to 12/31/2011	$12.12889	$10.30168	35,434
01/01/2012 to 12/31/2012	$10.30168	$12.09091	39,832
01/01/2013 to 12/31/2013	$12.09091	$16.64246	46,066
01/01/2014 to 12/31/2014	$16.64246	$17.07169	67,429
01/01/2015 to 12/31/2015	$17.07169	$16.91025	34,032
01/01/2016 to 12/31/2016	$16.91025	$17.80329	28,460
01/01/2017 to 12/31/2017	$17.80329	$22.22304	27,766
01/01/2018 to 12/31/2018	$22.22304	$19.36480	21,076
01/01/2019 to 12/31/2019	$19.36480	$25.83503	13,570
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96051	$12.58784	15,811
01/01/2011 to 12/31/2011	$12.58784	$12.18451	33,429
01/01/2012 to 12/31/2012	$12.18451	$13.36005	68,351
01/01/2013 to 12/31/2013	$13.36005	$17.65301	85,646
01/01/2014 to 12/31/2014	$17.65301	$17.91485	80,936
01/01/2015 to 12/31/2015	$17.91485	$17.64925	82,059
01/01/2016 to 12/31/2016	$17.64925	$19.33651	77,441
01/01/2017 to 12/31/2017	$19.33651	$23.42339	69,625
01/01/2018 to 12/31/2018	$23.42339	$20.96939	61,645
01/01/2019 to 12/31/2019	$20.96939	$26.67158	40,581

A 27

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96394	$11.44014	27,866
01/01/2011 to 12/31/2011	$11.44014	$10.51470	37,493
01/01/2012 to 12/31/2012	$10.51470	$12.14423	62,291
01/01/2013 to 12/31/2013	$12.14423	$16.31113	61,649
01/01/2014 to 12/31/2014	$16.31113	$16.78413	77,139
01/01/2015 to 12/31/2015	$16.78413	$15.69941	65,392
01/01/2016 to 12/31/2016	$15.69941	$19.82893	55,213
01/01/2017 to 12/31/2017	$19.82893	$20.80813	50,923
01/01/2018 to 12/31/2018	$20.80813	$16.86460	46,082
01/01/2019 to 12/31/2019	$16.86460	$20.10855	37,444
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99182	$10.66783	464,845
01/01/2011 to 12/31/2011	$10.66783	$10.63514	831,099
01/01/2012 to 12/31/2012	$10.63514	$11.79860	1,444,972
01/01/2013 to 12/31/2013	$11.79860	$13.47467	1,427,761
01/01/2014 to 12/31/2014	$13.47467	$13.94599	1,396,887
01/01/2015 to 12/31/2015	$13.94599	$13.63797	1,711,381
01/01/2016 to 12/31/2016	$13.63797	$14.33758	1,668,341
01/01/2017 to 12/31/2017	$14.33758	$16.17528	1,682,718
01/01/2018 to 12/31/2018	$16.17528	$14.96715	1,399,524
01/01/2019 to 12/31/2019	$14.96715	$17.68000	1,041,098
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97071	$11.11086	51,634
01/01/2011 to 12/31/2011	$11.11086	$10.67717	69,525
01/01/2012 to 12/31/2012	$10.67717	$12.27164	168,748
01/01/2013 to 12/31/2013	$12.27164	$17.27695	224,812
01/01/2014 to 12/31/2014	$17.27695	$18.29754	210,841
01/01/2015 to 12/31/2015	$18.29754	$19.59991	210,443
01/01/2016 to 12/31/2016	$19.59991	$19.67693	195,700
01/01/2017 to 12/31/2017	$19.67693	$26.52306	217,682
01/01/2018 to 12/31/2018	$26.52306	$26.92536	177,240
01/01/2019 to 12/31/2019	$26.92536	$33.74966	106,710
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98574	$10.64323	18,467
01/01/2011 to 12/31/2011	$10.64323	$10.35290	33,753
01/01/2012 to 12/31/2012	$10.35290	$11.47584	81,704
01/01/2013 to 12/31/2013	$11.47584	$15.10229	59,726
01/01/2014 to 12/31/2014	$15.10229	$14.99253	63,887
01/01/2015 to 12/31/2015	$14.99253	$13.76652	58,741
01/01/2016 to 12/31/2016	$13.76652	$14.28222	54,240
01/01/2017 to 12/31/2017	$14.28222	$16.27275	51,706
01/01/2018 to 12/31/2018	$16.27275	$14.36016	53,173
01/01/2019 to 12/31/2019	$14.36016	$17.68247	146,516
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85938	$11.44967	75,034
01/01/2011 to 12/31/2011	$11.44967	$9.52270	96,235
01/01/2012 to 12/31/2012	$9.52270	$9.64469	167,481
01/01/2013 to 12/31/2013	$9.64469	$10.87778	168,269
01/01/2014 to 12/31/2014	$10.87778	$9.74398	163,531
01/01/2015 to 12/31/2015	$9.74398	$7.69080	171,401
01/01/2016 to 12/31/2016	$7.69080	$9.36881	220,648
01/01/2017 to 12/31/2017	$9.36881	$10.10247	135,105
01/01/2018 to 12/31/2018	$10.10247	$8.22944	107,671
01/01/2019 to 12/31/2019	$8.22944	$9.40103	95,489

A 28

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97981	$10.28723	40,967
01/01/2011 to 12/31/2011	$10.28723	$10.47091	33,697
01/01/2012 to 12/31/2012	$10.47091	$10.76978	50,876
01/01/2013 to 12/31/2013	$10.76978	$10.13223	46,383
01/01/2014 to 12/31/2014	$10.13223	$9.95939	56,035
01/01/2015 to 12/31/2015	$9.95939	$9.28566	42,063
01/01/2016 to 12/31/2016	$9.28566	$9.47274	34,803
01/01/2017 to 12/31/2017	$9.47274	$9.44915	37,745
01/01/2018 to 12/31/2018	$9.44915	$9.41994	23,502
01/01/2019 to 12/31/2019	$9.41994	$9.35567	12,680
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98839	$11.47450	17,978
01/01/2011 to 12/31/2011	$11.47450	$10.82957	28,586
01/01/2012 to 12/31/2012	$10.82957	$12.53435	55,062
01/01/2013 to 12/31/2013	$12.53435	$16.22411	56,455
01/01/2014 to 12/31/2014	$16.22411	$18.23321	60,253
01/01/2015 to 12/31/2015	$18.23321	$16.64512	41,053
01/01/2016 to 12/31/2016	$16.64512	$18.54868	33,807
01/01/2017 to 12/31/2017	$18.54868	$21.49245	27,006
01/01/2018 to 12/31/2018	$21.49245	$17.53459	24,709
01/01/2019 to 12/31/2019	$17.53459	$20.42152	22,308
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.80105	66,399
01/01/2012 to 12/31/2012	$8.80105	$9.54971	211,318
01/01/2013 to 12/31/2013	$9.54971	$11.24875	259,809
01/01/2014 to 12/31/2014	$11.24875	$11.60084	250,407
01/01/2015 to 12/31/2015	$11.60084	$11.26805	227,648
01/01/2016 to 12/31/2016	$11.26805	$11.73379	175,544
01/01/2017 to 12/31/2017	$11.73379	$13.02978	160,921
01/01/2018 to 12/31/2018	$13.02978	$12.09857	172,118
01/01/2019 to 12/31/2019	$12.09857	$14.25726	155,071
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.37613	107,789
01/01/2011 to 12/31/2011	$10.37613	$10.75413	157,206
01/01/2012 to 12/31/2012	$10.75413	$11.33725	248,731
01/01/2013 to 12/31/2013	$11.33725	$10.91667	305,145
01/01/2014 to 12/31/2014	$10.91667	$11.43911	372,384
01/01/2015 to 12/31/2015	$11.43911	$11.31994	389,644
01/01/2016 to 12/31/2016	$11.31994	$11.63568	318,909
01/01/2017 to 12/31/2017	$11.63568	$12.09208	356,172
01/01/2018 to 12/31/2018	$12.09208	$11.55088	494,485
01/01/2019 to 12/31/2019	$11.55088	$12.67988	367,451
*Denotes the start date of these sub-accounts

A 29

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II - Cliff M&E (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$12.82032	$13.49093	11,560
AST Advanced Strategies Portfolio
03/18/2019 to 12/31/2019	$16.49106	$17.95958	16,376
AST AllianzGI World Trends Portfolio
03/18/2019 to 12/31/2019	$13.71985	$14.76547	7,763
AST Balanced Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$15.68912	$16.86994	84,136
AST BlackRock Global Strategies Portfolio
03/18/2019 to 12/31/2019	$12.08132	$12.83089	0
AST BlackRock Low Duration Bond Portfolio
03/18/2019 to 12/31/2019	$9.21757	$9.33871	0
AST BlackRock/Loomis Sayles Bond Portfolio
03/18/2019 to 12/31/2019	$10.65027	$11.16573	10,055
AST Bond Portfolio 2019
03/18/2019 to 12/31/2019	$11.15722	$11.03528	0
AST Bond Portfolio 2020
03/18/2019 to 12/31/2019	$11.61930	$11.70445	194,309
AST Bond Portfolio 2021
03/18/2019 to 12/31/2019	$12.17298	$12.42299	147,318
AST Bond Portfolio 2022
03/18/2019 to 12/31/2019	$11.37353	$11.68680	71,001
AST Bond Portfolio 2023
03/18/2019 to 12/31/2019	$9.73168	$10.05275	0
AST Bond Portfolio 2024
03/18/2019 to 12/31/2019	$9.49381	$9.91592	2,454
AST Bond Portfolio 2025
03/18/2019 to 12/31/2019	$10.94004	$11.49770	7,688
AST Bond Portfolio 2026
03/18/2019 to 12/31/2019	$9.66519	$10.25497	188,397
AST Bond Portfolio 2027
03/18/2019 to 12/31/2019	$9.65150	$10.28687	61,134
AST Bond Portfolio 2028
03/18/2019 to 12/31/2019	$9.69739	$10.41618	0
AST Bond Portfolio 2029
03/18/2019 to 12/31/2019	$9.76951	$10.54623	18,273
AST Bond Portfolio 2030
03/18/2019 to 12/31/2019	$10.28937	$11.17699	26,565
AST Capital Growth Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$17.09076	$18.52511	53,784
AST ClearBridge Dividend Growth Portfolio
03/18/2019 to 12/31/2019	$16.48227	$18.75730	1,336
AST Cohen & Steers Global Realty Portfolio
03/18/2019 to 12/31/2019	$16.40736	$17.81396	619
AST Cohen & Steers Realty Portfolio
03/18/2019 to 12/31/2019	$20.50814	$23.08904	353
AST Fidelity Institutional AM® Quantitative Portfolio
03/18/2019 to 12/31/2019	$14.39173	$15.60078	20,265
AST Goldman Sachs Multi-Asset Portfolio
03/18/2019 to 12/31/2019	$12.87059	$13.68427	16,718

A 30

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	$21.30833	$22.51253	33
AST Government Money Market Portfolio
03/18/2019 to 12/31/2019	$8.27771	$8.23164	1,182
AST High Yield Portfolio
03/18/2019 to 12/31/2019	$14.34748	$15.19472	166
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	$20.69920	$22.40912	522
AST International Growth Portfolio
03/18/2019 to 12/31/2019	$14.60446	$16.51934	95
AST International Value Portfolio
03/18/2019 to 12/31/2019	$11.66177	$12.44721	646
AST J.P. Morgan Global Thematic Portfolio
03/18/2019 to 12/31/2019	$15.35552	$16.54611	1,370
AST J.P. Morgan International Equity Portfolio
03/18/2019 to 12/31/2019	$12.36226	$13.77757	168
AST J.P. Morgan Strategic Opportunities Portfolio
03/18/2019 to 12/31/2019	$13.27660	$14.06328	9,621
AST Jennison Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$26.11409	$29.18324	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$27.05828	$30.42379	272
AST MFS Global Equity Portfolio
03/18/2019 to 12/31/2019	$19.16658	$21.34931	1,063
AST MFS Growth Allocation Portfolio
03/18/2019 to 12/31/2019	$13.38054	$14.75490	38
AST MFS Growth Portfolio
03/18/2019 to 12/31/2019	$26.33408	$30.57336	20
AST MFS Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	$17.53786	$19.67854	0
AST Mid-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$21.82761	$23.96116	652
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	$20.90544	$21.61499	106
AST Parametric Emerging Markets Equity Portfolio
03/18/2019 to 12/31/2019	$9.54786	$9.77091	2,023
AST Preservation Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$13.49496	$14.31985	10,549
AST Prudential Core Bond Portfolio
03/18/2019 to 12/31/2019	$10.50024	$11.07870	316
AST Prudential Growth Allocation Portfolio
03/18/2019 to 12/31/2019	$16.50508	$17.62276	61,213
AST QMA US Equity Alpha Portfolio
03/18/2019 to 12/31/2019	$25.51932	$27.78584	827
AST Quantitative Modeling Portfolio
03/18/2019 to 12/31/2019	$14.29826	$15.46895	0
AST Small-Cap Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	$23.39405	$25.70620	672
AST Small-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$25.28788	$26.53836	443
AST Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	$19.14796	$20.00821	588
AST T. Rowe Price Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$16.18485	$17.59130	58,102
AST T. Rowe Price Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$30.56429	$33.58092	522

A 31

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	$15.96335	$17.59375	4,022
AST T. Rowe Price Natural Resources Portfolio
03/18/2019 to 12/31/2019	$9.19740	$9.35411	326
AST Templeton Global Bond Portfolio
03/18/2019 to 12/31/2019	$9.67287	$9.30901	259
AST WEDGE Capital Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	$19.59864	$20.31979	0
AST Wellington Management Hedged Equity Portfolio
03/18/2019 to 12/31/2019	$13.09609	$14.19415	614
AST Western Asset Core Plus Bond Portfolio
03/18/2019 to 12/31/2019	$11.79947	$12.61685	4,148
*Denotes the start date of these sub-accounts

A 32

A 33

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96726	$10.75031	27,906
01/01/2011 to 12/31/2011	$10.75031	$10.20853	29,427
01/01/2012 to 12/31/2012	$10.20853	$11.20949	15,196
01/01/2013 to 12/31/2013	$11.20949	$12.02555	8,041
01/01/2014 to 12/31/2014	$12.02555	$12.17890	10,603
01/01/2015 to 12/31/2015	$12.17890	$11.49803	7,190
01/01/2016 to 12/31/2016	$11.49803	$11.92772	4,657
01/01/2017 to 12/31/2017	$11.92772	$13.10066	5,157
01/01/2018 to 12/31/2018	$13.10066	$11.73840	3,270
01/01/2019 to 12/31/2019	$11.73840	$13.28930	1,672
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97794	$10.85567	65,524
01/01/2011 to 12/31/2011	$10.85567	$10.60206	34,618
01/01/2012 to 12/31/2012	$10.60206	$11.75349	31,416
01/01/2013 to 12/31/2013	$11.75349	$13.36402	13,452
01/01/2014 to 12/31/2014	$13.36402	$13.83287	22,534
01/01/2015 to 12/31/2015	$13.83287	$13.60228	15,449
01/01/2016 to 12/31/2016	$13.60228	$14.21286	9,139
01/01/2017 to 12/31/2017	$14.21286	$16.21263	14,357
01/01/2018 to 12/31/2018	$16.21263	$14.88231	7,353
01/01/2019 to 12/31/2019	$14.88231	$17.69133	1,885
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98702	$10.74242	37,955
01/01/2011 to 12/31/2011	$10.74242	$10.28929	21,274
01/01/2012 to 12/31/2012	$10.28929	$11.06887	16,189
01/01/2013 to 12/31/2013	$11.06887	$12.14092	6,241
01/01/2014 to 12/31/2014	$12.14092	$12.45207	10,139
01/01/2015 to 12/31/2015	$12.45207	$12.12681	8,025
01/01/2016 to 12/31/2016	$12.12681	$12.40004	4,171
01/01/2017 to 12/31/2017	$12.40004	$14.06069	6,055
01/01/2018 to 12/31/2018	$14.06069	$12.63050	2,817
01/01/2019 to 12/31/2019	$12.63050	$14.54479	2,205
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98821	$10.70881	137,693
01/01/2011 to 12/31/2011	$10.70881	$10.31990	77,117
01/01/2012 to 12/31/2012	$10.31990	$11.32248	67,813
01/01/2013 to 12/31/2013	$11.32248	$12.99434	29,545
01/01/2014 to 12/31/2014	$12.99434	$13.50263	55,233
01/01/2015 to 12/31/2015	$13.50263	$13.23437	37,046
01/01/2016 to 12/31/2016	$13.23437	$13.72389	22,620
01/01/2017 to 12/31/2017	$13.72389	$15.38431	38,646
01/01/2018 to 12/31/2018	$15.38431	$14.26487	18,090
01/01/2019 to 12/31/2019	$14.26487	$16.61742	4,475

A 34

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99796	$9.11678	0
01/01/2012 to 12/31/2012	$9.11678	$9.95090	75
01/01/2013 to 12/31/2013	$9.95090	$10.76063	42
01/01/2014 to 12/31/2014	$10.76063	$11.01087	0
01/01/2015 to 12/31/2015	$11.01087	$10.41889	0
01/01/2016 to 12/31/2016	$10.41889	$10.87175	0
01/01/2017 to 12/31/2017	$10.87175	$11.94375	0
01/01/2018 to 12/31/2018	$11.94375	$11.03452	0
01/01/2019 to 12/31/2019	$11.03452	$12.66097	0
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00739	$10.04039	1,526
01/01/2011 to 12/31/2011	$10.04039	$10.01505	735
01/01/2012 to 12/31/2012	$10.01505	$10.22803	281
01/01/2013 to 12/31/2013	$10.22803	$9.76064	112
01/01/2014 to 12/31/2014	$9.76064	$9.51233	378
01/01/2015 to 12/31/2015	$9.51233	$9.32415	2,205
01/01/2016 to 12/31/2016	$9.32415	$9.24531	2,348
01/01/2017 to 12/31/2017	$9.24531	$9.17300	0
01/01/2018 to 12/31/2018	$9.17300	$9.01378	0
01/01/2019 to 12/31/2019	$9.01378	$9.19938	0
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00631	$10.31195	58,760
01/01/2011 to 12/31/2011	$10.31195	$10.37954	31,629
01/01/2012 to 12/31/2012	$10.37954	$11.06872	30,247
01/01/2013 to 12/31/2013	$11.06872	$10.59913	18,550
01/01/2014 to 12/31/2014	$10.59913	$10.77703	30,294
01/01/2015 to 12/31/2015	$10.77703	$10.29127	21,192
01/01/2016 to 12/31/2016	$10.29127	$10.46427	13,123
01/01/2017 to 12/31/2017	$10.46427	$10.65381	22,152
01/01/2018 to 12/31/2018	$10.65381	$10.32281	11,687
01/01/2019 to 12/31/2019	$10.32281	$10.99889	2,800
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99796	$10.58852	0
01/01/2011 to 12/31/2011	$10.58852	$11.97953	0
01/01/2012 to 12/31/2012	$11.97953	$12.37024	4,796
01/01/2013 to 12/31/2013	$12.37024	$11.48409	1,005
01/01/2014 to 12/31/2014	$11.48409	$11.68045	0
01/01/2015 to 12/31/2015	$11.68045	$11.51634	0
01/01/2016 to 12/31/2016	$11.51634	$11.39736	0
01/01/2017 to 12/31/2017	$11.39736	$11.20350	0
01/01/2018 to 12/31/2018	$11.20350	$10.98919	232,448
01/01/2019 to 12/31/2019	$10.98919	$10.86968	0
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00878	$10.61916	0
01/01/2011 to 12/31/2011	$10.61916	$12.29423	0
01/01/2012 to 12/31/2012	$12.29423	$12.75042	9,027
01/01/2013 to 12/31/2013	$12.75042	$11.62755	31,601
01/01/2014 to 12/31/2014	$11.62755	$12.04130	15,064
01/01/2015 to 12/31/2015	$12.04130	$11.92562	16,951
01/01/2016 to 12/31/2016	$11.92562	$11.86174	16,746
01/01/2017 to 12/31/2017	$11.86174	$11.67424	10,253
01/01/2018 to 12/31/2018	$11.67424	$11.41982	11,884
01/01/2019 to 12/31/2019	$11.41982	$11.52995	48,031

A 35

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00772	$10.72043	0
01/01/2011 to 12/31/2011	$10.72043	$12.58139	526,171
01/01/2012 to 12/31/2012	$12.58139	$13.10650	450,127
01/01/2013 to 12/31/2013	$13.10650	$11.89035	131,111
01/01/2014 to 12/31/2014	$11.89035	$12.48997	130,654
01/01/2015 to 12/31/2015	$12.48997	$12.40123	154,098
01/01/2016 to 12/31/2016	$12.40123	$12.34409	94,492
01/01/2017 to 12/31/2017	$12.34409	$12.23276	83,668
01/01/2018 to 12/31/2018	$12.23276	$11.93941	101,074
01/01/2019 to 12/31/2019	$11.93941	$12.23728	3,167
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99796	$11.94123	99,298
01/01/2012 to 12/31/2012	$11.94123	$12.32942	156,365
01/01/2013 to 12/31/2013	$12.32942	$10.85512	119,608
01/01/2014 to 12/31/2014	$10.85512	$11.68722	108,970
01/01/2015 to 12/31/2015	$11.68722	$11.63989	146,511
01/01/2016 to 12/31/2016	$11.63989	$11.56285	142,079
01/01/2017 to 12/31/2017	$11.56285	$11.45727	127,885
01/01/2018 to 12/31/2018	$11.45727	$11.15865	146,427
01/01/2019 to 12/31/2019	$11.15865	$11.52660	66,351
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99729	$10.33005	16,609
01/01/2013 to 12/31/2013	$10.33005	$9.04911	494,491
01/01/2014 to 12/31/2014	$9.04911	$9.94137	241,603
01/01/2015 to 12/31/2015	$9.94137	$9.96039	4,219
01/01/2016 to 12/31/2016	$9.96039	$9.90260	9,430
01/01/2017 to 12/31/2017	$9.90260	$9.82436	593
01/01/2018 to 12/31/2018	$9.82436	$9.55715	2,766
01/01/2019 to 12/31/2019	$9.55715	$9.92984	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99864	$8.69147	43,099
01/01/2014 to 12/31/2014	$8.69147	$9.71567	90,124
01/01/2015 to 12/31/2015	$9.71567	$9.74683	9,930
01/01/2016 to 12/31/2016	$9.74683	$9.68987	0
01/01/2017 to 12/31/2017	$9.68987	$9.61216	47,960
01/01/2018 to 12/31/2018	$9.61216	$9.31515	37,370
01/01/2019 to 12/31/2019	$9.31515	$9.80996	969
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99864	$11.22813	37,154
01/01/2015 to 12/31/2015	$11.22813	$11.17187	457,366
01/01/2016 to 12/31/2016	$11.17187	$11.16802	6,139
01/01/2017 to 12/31/2017	$11.16802	$11.09442	1,212
01/01/2018 to 12/31/2018	$11.09442	$10.74172	49,784
01/01/2019 to 12/31/2019	$10.74172	$11.39199	21,153
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99864	$9.87207	33,480
01/01/2016 to 12/31/2016	$9.87207	$9.83071	380,971
01/01/2017 to 12/31/2017	$9.83071	$9.82266	283,618
01/01/2018 to 12/31/2018	$9.82266	$9.48108	346,450
01/01/2019 to 12/31/2019	$9.48108	$10.17636	1,088
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99729	$9.81421	330,955
01/01/2017 to 12/31/2017	$9.81421	$9.83141	212,893
01/01/2018 to 12/31/2018	$9.83141	$9.46851	249,459
01/01/2019 to 12/31/2019	$9.46851	$10.22359	13,494

A 36

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99728	$9.97034	4,647
01/01/2018 to 12/31/2018	$9.97034	$9.52499	69,895
01/01/2019 to 12/31/2019	$9.52499	$10.36848	1,896
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99728	$9.59768	2,461
01/01/2019 to 12/31/2019	$9.59768	$10.51388	12,719
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99864	$11.15983	7,207
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97713	$10.78911	89,627
01/01/2011 to 12/31/2011	$10.78911	$10.26974	51,051
01/01/2012 to 12/31/2012	$10.26974	$11.39253	41,208
01/01/2013 to 12/31/2013	$11.39253	$13.63408	38,873
01/01/2014 to 12/31/2014	$13.63408	$14.23039	40,889
01/01/2015 to 12/31/2015	$14.23039	$13.95576	34,095
01/01/2016 to 12/31/2016	$13.95576	$14.54546	27,859
01/01/2017 to 12/31/2017	$14.54546	$16.72864	25,863
01/01/2018 to 12/31/2018	$16.72864	$15.30194	16,572
01/01/2019 to 12/31/2019	$15.30194	$18.24800	3,914
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99796	$11.58193	658
01/01/2014 to 12/31/2014	$11.58193	$12.83593	1,152
01/01/2015 to 12/31/2015	$12.83593	$12.07417	866
01/01/2016 to 12/31/2016	$12.07417	$13.53352	11,931
01/01/2017 to 12/31/2017	$13.53352	$15.63273	11,636
01/01/2018 to 12/31/2018	$15.63273	$14.52108	5,458
01/01/2019 to 12/31/2019	$14.52108	$18.56095	2,411
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$9.96963	$11.49847	10,157
01/01/2011 to 12/31/2011	$11.49847	$10.65192	4,156
01/01/2012 to 12/31/2012	$10.65192	$13.17581	3,569
01/01/2013 to 12/31/2013	$13.17581	$13.41175	1,374
01/01/2014 to 12/31/2014	$13.41175	$14.90483	2,427
01/01/2015 to 12/31/2015	$14.90483	$14.52657	1,549
01/01/2016 to 12/31/2016	$14.52657	$14.29846	922
01/01/2017 to 12/31/2017	$14.29846	$15.46761	1,665
01/01/2018 to 12/31/2018	$15.46761	$14.37593	812
01/01/2019 to 12/31/2019	$14.37593	$17.54745	9
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95935	$11.73793	19,990
01/01/2011 to 12/31/2011	$11.73793	$12.20547	7,312
01/01/2012 to 12/31/2012	$12.20547	$13.73334	6,496
01/01/2013 to 12/31/2013	$13.73334	$13.81662	2,569
01/01/2014 to 12/31/2014	$13.81662	$17.64499	3,883
01/01/2015 to 12/31/2015	$17.64499	$18.04655	10,556
01/01/2016 to 12/31/2016	$18.04655	$18.45338	7,314
01/01/2017 to 12/31/2017	$18.45338	$19.12691	8,679
01/01/2018 to 12/31/2018	$19.12691	$17.76857	4,179
01/01/2019 to 12/31/2019	$17.76857	$22.74434	1,291

A 37

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97544	$10.97022	61,275
01/01/2011 to 12/31/2011	$10.97022	$10.54089	30,586
01/01/2012 to 12/31/2012	$10.54089	$11.37581	23,612
01/01/2013 to 12/31/2013	$11.37581	$12.73519	8,494
01/01/2014 to 12/31/2014	$12.73519	$12.81461	15,973
01/01/2015 to 12/31/2015	$12.81461	$12.62449	12,397
01/01/2016 to 12/31/2016	$12.62449	$12.83984	7,413
01/01/2017 to 12/31/2017	$12.83984	$14.58949	8,548
01/01/2018 to 12/31/2018	$14.58949	$13.12791	4,071
01/01/2019 to 12/31/2019	$13.12791	$15.36772	2,016
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98771	$10.65857	7,535
01/01/2011 to 12/31/2011	$10.65857	$10.34518	9,319
01/01/2012 to 12/31/2012	$10.34518	$11.11353	3,968
01/01/2013 to 12/31/2013	$11.11353	$11.90604	3,594
01/01/2014 to 12/31/2014	$11.90604	$12.08366	3,459
01/01/2015 to 12/31/2015	$12.08366	$11.68036	5,177
01/01/2016 to 12/31/2016	$11.68036	$11.99377	3,123
01/01/2017 to 12/31/2017	$11.99377	$13.13801	2,386
01/01/2018 to 12/31/2018	$13.13801	$11.90987	1,447
01/01/2019 to 12/31/2019	$11.90987	$13.47957	722
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96459	$11.44456	21,284
01/01/2011 to 12/31/2011	$11.44456	$11.30993	9,171
01/01/2012 to 12/31/2012	$11.30993	$12.76351	7,539
01/01/2013 to 12/31/2013	$12.76351	$17.28357	4,812
01/01/2014 to 12/31/2014	$17.28357	$18.07377	8,059
01/01/2015 to 12/31/2015	$18.07377	$16.66225	3,716
01/01/2016 to 12/31/2016	$16.66225	$20.20706	2,443
01/01/2017 to 12/31/2017	$20.20706	$22.11604	5,056
01/01/2018 to 12/31/2018	$22.11604	$18.53699	2,826
01/01/2019 to 12/31/2019	$18.53699	$22.17616	118
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99797	$9.80382	2,765
01/01/2011 to 12/31/2011	$9.80382	$9.56603	854
01/01/2012 to 12/31/2012	$9.56603	$9.33180	615
01/01/2013 to 12/31/2013	$9.33180	$9.10326	354
01/01/2014 to 12/31/2014	$9.10326	$8.88014	168
01/01/2015 to 12/31/2015	$8.88014	$8.66263	169
01/01/2016 to 12/31/2016	$8.66263	$8.45098	175
01/01/2017 to 12/31/2017	$8.45098	$8.27271	912
01/01/2018 to 12/31/2018	$8.27271	$8.17381	907
01/01/2019 to 12/31/2019	$8.17381	$8.10841	735
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98394	$10.71987	1,823
01/01/2011 to 12/31/2011	$10.71987	$10.78949	1,148
01/01/2012 to 12/31/2012	$10.78949	$11.98506	1,481
01/01/2013 to 12/31/2013	$11.98506	$12.53095	979
01/01/2014 to 12/31/2014	$12.53095	$12.53665	1,026
01/01/2015 to 12/31/2015	$12.53665	$11.79366	674
01/01/2016 to 12/31/2016	$11.79366	$13.27686	357
01/01/2017 to 12/31/2017	$13.27686	$13.92023	1,269
01/01/2018 to 12/31/2018	$13.92023	$13.30767	757
01/01/2019 to 12/31/2019	$13.30767	$14.96785	405

A 38

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98995	$10.57650	1,279
01/01/2011 to 12/31/2011	$10.57650	$9.88604	1,925
01/01/2012 to 12/31/2012	$9.88604	$11.27190	1,631
01/01/2013 to 12/31/2013	$11.27190	$15.37897	28,194
01/01/2014 to 12/31/2014	$15.37897	$17.06442	24,765
01/01/2015 to 12/31/2015	$17.06442	$15.34183	939
01/01/2016 to 12/31/2016	$15.34183	$17.94319	523
01/01/2017 to 12/31/2017	$17.94319	$20.86445	695
01/01/2018 to 12/31/2018	$20.86445	$17.47028	5,962
01/01/2019 to 12/31/2019	$17.47028	$22.07373	3,022
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92879	$11.21224	39,954
01/01/2011 to 12/31/2011	$11.21224	$9.52422	20,537
01/01/2012 to 12/31/2012	$9.52422	$11.18271	16,147
01/01/2013 to 12/31/2013	$11.18271	$12.98759	34,994
01/01/2014 to 12/31/2014	$12.98759	$11.96938	35,808
01/01/2015 to 12/31/2015	$11.96938	$12.04366	2,356
01/01/2016 to 12/31/2016	$12.04366	$11.30530	2,231
01/01/2017 to 12/31/2017	$11.30530	$14.93641	3,428
01/01/2018 to 12/31/2018	$14.93641	$12.62620	1,926
01/01/2019 to 12/31/2019	$12.62620	$16.27200	1,615
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92866	$10.75268	12,230
01/01/2011 to 12/31/2011	$10.75268	$9.17316	6,364
01/01/2012 to 12/31/2012	$9.17316	$10.44038	5,656
01/01/2013 to 12/31/2013	$10.44038	$12.16729	2,596
01/01/2014 to 12/31/2014	$12.16729	$11.07349	3,738
01/01/2015 to 12/31/2015	$11.07349	$10.89035	2,545
01/01/2016 to 12/31/2016	$10.89035	$10.68584	1,588
01/01/2017 to 12/31/2017	$10.68584	$12.80298	2,671
01/01/2018 to 12/31/2018	$12.80298	$10.47239	1,436
01/01/2019 to 12/31/2019	$10.47239	$12.26135	644
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97620	$10.82869	12,853
01/01/2011 to 12/31/2011	$10.82869	$10.50361	7,740
01/01/2012 to 12/31/2012	$10.50361	$11.63772	6,297
01/01/2013 to 12/31/2013	$11.63772	$13.20113	4,402
01/01/2014 to 12/31/2014	$13.20113	$13.69735	5,078
01/01/2015 to 12/31/2015	$13.69735	$13.22187	3,002
01/01/2016 to 12/31/2016	$13.22187	$13.57172	1,722
01/01/2017 to 12/31/2017	$13.57172	$15.48512	2,240
01/01/2018 to 12/31/2018	$15.48512	$13.99022	1,321
01/01/2019 to 12/31/2019	$13.99022	$16.29916	202
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92131	$10.51577	2,849
01/01/2011 to 12/31/2011	$10.51577	$9.31972	2,155
01/01/2012 to 12/31/2012	$9.31972	$11.08286	536
01/01/2013 to 12/31/2013	$11.08286	$12.47210	113
01/01/2014 to 12/31/2014	$12.47210	$11.39201	187
01/01/2015 to 12/31/2015	$11.39201	$10.80224	1,090
01/01/2016 to 12/31/2016	$10.80224	$10.74176	620
01/01/2017 to 12/31/2017	$10.74176	$13.58465	1,510
01/01/2018 to 12/31/2018	$13.58465	$10.93524	952
01/01/2019 to 12/31/2019	$10.93524	$13.57140	182

A 39

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.54573	7,643
01/01/2011 to 12/31/2011	$10.54573	$10.31175	11,385
01/01/2012 to 12/31/2012	$10.31175	$11.13698	7,729
01/01/2013 to 12/31/2013	$11.13698	$12.06278	3,036
01/01/2014 to 12/31/2014	$12.06278	$12.40833	4,020
01/01/2015 to 12/31/2015	$12.40833	$12.08220	2,486
01/01/2016 to 12/31/2016	$12.08220	$12.23929	2,002
01/01/2017 to 12/31/2017	$12.23929	$13.39000	2,309
01/01/2018 to 12/31/2018	$13.39000	$12.39071	1,463
01/01/2019 to 12/31/2019	$12.39071	$13.85300	982
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97081	$10.73371	741
01/01/2011 to 12/31/2011	$10.73371	$10.54054	372
01/01/2012 to 12/31/2012	$10.54054	$11.84341	353
01/01/2013 to 12/31/2013	$11.84341	$15.76964	141
01/01/2014 to 12/31/2014	$15.76964	$16.84537	255
01/01/2015 to 12/31/2015	$16.84537	$18.18017	743
01/01/2016 to 12/31/2016	$18.18017	$17.47608	411
01/01/2017 to 12/31/2017	$17.47608	$23.15800	695
01/01/2018 to 12/31/2018	$23.15800	$22.22349	327
01/01/2019 to 12/31/2019	$22.22349	$28.74708	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99207	$11.26074	52,790
01/01/2011 to 12/31/2011	$11.26074	$10.88492	25,299
01/01/2012 to 12/31/2012	$10.88492	$11.92027	25,635
01/01/2013 to 12/31/2013	$11.92027	$15.88576	3,197
01/01/2014 to 12/31/2014	$15.88576	$17.13764	7,597
01/01/2015 to 12/31/2015	$17.13764	$18.40155	4,544
01/01/2016 to 12/31/2016	$18.40155	$18.95278	2,777
01/01/2017 to 12/31/2017	$18.95278	$24.58958	4,596
01/01/2018 to 12/31/2018	$24.58958	$23.33908	2,295
01/01/2019 to 12/31/2019	$23.33908	$29.96882	69
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98709	$10.85175	1,191
01/01/2011 to 12/31/2011	$10.85175	$10.25460	732
01/01/2012 to 12/31/2012	$10.25460	$12.31152	671
01/01/2013 to 12/31/2013	$12.31152	$15.32895	67
01/01/2014 to 12/31/2014	$15.32895	$15.49628	77
01/01/2015 to 12/31/2015	$15.49628	$14.89513	18,846
01/01/2016 to 12/31/2016	$14.89513	$15.56455	13,584
01/01/2017 to 12/31/2017	$15.56455	$18.80426	18,402
01/01/2018 to 12/31/2018	$18.80426	$16.58885	9,191
01/01/2019 to 12/31/2019	$16.58885	$21.03034	4,262
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99797	$10.26668	2,526
01/01/2013 to 12/31/2013	$10.26668	$11.90955	2,148
01/01/2014 to 12/31/2014	$11.90955	$12.21473	2,569
01/01/2015 to 12/31/2015	$12.21473	$11.76755	2,111
01/01/2016 to 12/31/2016	$11.76755	$11.97612	1,604
01/01/2017 to 12/31/2017	$11.97612	$13.61042	2,373
01/01/2018 to 12/31/2018	$13.61042	$12.17660	1,245
01/01/2019 to 12/31/2019	$12.17660	$14.58217	0

A 40

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.82739	227
01/01/2011 to 12/31/2011	$10.82739	$10.49984	1,223
01/01/2012 to 12/31/2012	$10.49984	$11.99213	15,641
01/01/2013 to 12/31/2013	$11.99213	$15.99255	21,392
01/01/2014 to 12/31/2014	$15.99255	$16.95954	18,909
01/01/2015 to 12/31/2015	$16.95954	$17.74002	651
01/01/2016 to 12/31/2016	$17.74002	$17.63717	484
01/01/2017 to 12/31/2017	$17.63717	$22.49002	912
01/01/2018 to 12/31/2018	$22.49002	$22.40759	387
01/01/2019 to 12/31/2019	$22.40759	$30.11674	259
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99797	$10.16591	0
01/01/2013 to 12/31/2013	$10.16591	$13.33883	0
01/01/2014 to 12/31/2014	$13.33883	$14.34158	0
01/01/2015 to 12/31/2015	$14.34158	$13.88901	30,999
01/01/2016 to 12/31/2016	$13.88901	$15.37133	17,640
01/01/2017 to 12/31/2017	$15.37133	$17.59610	14,284
01/01/2018 to 12/31/2018	$17.59610	$15.42047	565
01/01/2019 to 12/31/2019	$15.42047	$19.45734	84
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01928	$11.36976	13,470
01/01/2011 to 12/31/2011	$11.36976	$10.76129	5,479
01/01/2012 to 12/31/2012	$10.76129	$12.55624	5,009
01/01/2013 to 12/31/2013	$12.55624	$16.19167	16,846
01/01/2014 to 12/31/2014	$16.19167	$17.61574	16,929
01/01/2015 to 12/31/2015	$17.61574	$16.20705	20,798
01/01/2016 to 12/31/2016	$16.20705	$16.07090	15,067
01/01/2017 to 12/31/2017	$16.07090	$19.92575	15,273
01/01/2018 to 12/31/2018	$19.92575	$18.58961	7,414
01/01/2019 to 12/31/2019	$18.58961	$23.60265	2,590
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99052	$11.18938	2,412
01/01/2011 to 12/31/2011	$11.18938	$10.64447	1,111
01/01/2012 to 12/31/2012	$10.64447	$12.16168	1,156
01/01/2013 to 12/31/2013	$12.16168	$16.84763	454
01/01/2014 to 12/31/2014	$16.84763	$18.77699	348
01/01/2015 to 12/31/2015	$18.77699	$17.28431	314
01/01/2016 to 12/31/2016	$17.28431	$19.93589	285
01/01/2017 to 12/31/2017	$19.93589	$22.13065	446
01/01/2018 to 12/31/2018	$22.13065	$18.03592	327
01/01/2019 to 12/31/2019	$18.03592	$21.29151	69
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93844	$11.62845	10,883
01/01/2011 to 12/31/2011	$11.62845	$9.04437	5,505
01/01/2012 to 12/31/2012	$9.04437	$10.40420	5,547
01/01/2013 to 12/31/2013	$10.40420	$10.17201	3,292
01/01/2014 to 12/31/2014	$10.17201	$9.45806	4,558
01/01/2015 to 12/31/2015	$9.45806	$7.68289	3,776
01/01/2016 to 12/31/2016	$7.68289	$8.42163	2,042
01/01/2017 to 12/31/2017	$8.42163	$10.38308	3,247
01/01/2018 to 12/31/2018	$10.38308	$8.70465	1,859
01/01/2019 to 12/31/2019	$8.70465	$9.62485	128

A 41

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98893	$10.55451	104,809
01/01/2011 to 12/31/2011	$10.55451	$10.39894	74,077
01/01/2012 to 12/31/2012	$10.39894	$11.19608	60,513
01/01/2013 to 12/31/2013	$11.19608	$11.92788	18,687
01/01/2014 to 12/31/2014	$11.92788	$12.30764	25,663
01/01/2015 to 12/31/2015	$12.30764	$12.02328	17,500
01/01/2016 to 12/31/2016	$12.02328	$12.37743	14,771
01/01/2017 to 12/31/2017	$12.37743	$13.29818	22,188
01/01/2018 to 12/31/2018	$13.29818	$12.60219	12,160
01/01/2019 to 12/31/2019	$12.60219	$14.10543	803
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01788	$10.05643	0
01/01/2012 to 12/31/2012	$10.05643	$10.50712	0
01/01/2013 to 12/31/2013	$10.50712	$10.01269	0
01/01/2014 to 12/31/2014	$10.01269	$10.35944	73
01/01/2015 to 12/31/2015	$10.35944	$10.07855	647
01/01/2016 to 12/31/2016	$10.07855	$10.24604	305
01/01/2017 to 12/31/2017	$10.24604	$10.56250	914
01/01/2018 to 12/31/2018	$10.56250	$10.21860	777
01/01/2019 to 12/31/2019	$10.21860	$10.94066	66
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96296	$11.46234	64,853
01/01/2011 to 12/31/2011	$11.46234	$10.48701	32,403
01/01/2012 to 12/31/2012	$10.48701	$11.55136	27,188
01/01/2013 to 12/31/2013	$11.55136	$13.18697	10,350
01/01/2014 to 12/31/2014	$13.18697	$14.04719	17,161
01/01/2015 to 12/31/2015	$14.04719	$13.61907	27,151
01/01/2016 to 12/31/2016	$13.61907	$14.62732	17,034
01/01/2017 to 12/31/2017	$14.62732	$16.56694	40,372
01/01/2018 to 12/31/2018	$16.56694	$14.93130	22,266
01/01/2019 to 12/31/2019	$14.93130	$17.35892	3,095
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.84746	12,428
01/01/2011 to 12/31/2011	$10.84746	$10.94802	4,442
01/01/2012 to 12/31/2012	$10.94802	$12.68749	3,934
01/01/2013 to 12/31/2013	$12.68749	$16.39033	1,387
01/01/2014 to 12/31/2014	$16.39033	$18.74107	2,381
01/01/2015 to 12/31/2015	$18.74107	$18.84482	1,547
01/01/2016 to 12/31/2016	$18.84482	$21.11353	1,059
01/01/2017 to 12/31/2017	$21.11353	$25.18093	1,597
01/01/2018 to 12/31/2018	$25.18093	$22.54238	787
01/01/2019 to 12/31/2019	$22.54238	$27.37015	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99796	$8.85121	0
01/01/2012 to 12/31/2012	$8.85121	$9.77011	0
01/01/2013 to 12/31/2013	$9.77011	$11.66555	0
01/01/2014 to 12/31/2014	$11.66555	$12.11951	0
01/01/2015 to 12/31/2015	$12.11951	$11.84042	0
01/01/2016 to 12/31/2016	$11.84042	$12.28129	0
01/01/2017 to 12/31/2017	$12.28129	$14.16066	0
01/01/2018 to 12/31/2018	$14.16066	$12.91015	0
01/01/2019 to 12/31/2019	$12.91015	$15.26440	0

A 42

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97129	$12.10887	37,799
01/01/2011 to 12/31/2011	$12.10887	$10.26372	19,430
01/01/2012 to 12/31/2012	$10.26372	$12.02157	15,063
01/01/2013 to 12/31/2013	$12.02157	$16.51317	15,604
01/01/2014 to 12/31/2014	$16.51317	$16.90455	15,014
01/01/2015 to 12/31/2015	$16.90455	$16.71051	1,785
01/01/2016 to 12/31/2016	$16.71051	$17.55716	1,139
01/01/2017 to 12/31/2017	$17.55716	$21.87116	1,673
01/01/2018 to 12/31/2018	$21.87116	$19.01897	860
01/01/2019 to 12/31/2019	$19.01897	$25.32172	77
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96034	$12.56702	5,499
01/01/2011 to 12/31/2011	$12.56702	$12.13960	4,510
01/01/2012 to 12/31/2012	$12.13960	$13.28352	12,162
01/01/2013 to 12/31/2013	$13.28352	$17.51609	13,759
01/01/2014 to 12/31/2014	$17.51609	$17.73947	14,611
01/01/2015 to 12/31/2015	$17.73947	$17.44072	17,568
01/01/2016 to 12/31/2016	$17.44072	$19.06913	12,087
01/01/2017 to 12/31/2017	$19.06913	$23.05233	9,425
01/01/2018 to 12/31/2018	$23.05233	$20.59461	4,469
01/01/2019 to 12/31/2019	$20.59461	$26.14127	2,087
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96377	$11.42118	36,089
01/01/2011 to 12/31/2011	$11.42118	$10.47587	19,522
01/01/2012 to 12/31/2012	$10.47587	$12.07466	21,734
01/01/2013 to 12/31/2013	$12.07466	$16.18447	26,649
01/01/2014 to 12/31/2014	$16.18447	$16.61963	25,529
01/01/2015 to 12/31/2015	$16.61963	$15.51363	18,484
01/01/2016 to 12/31/2016	$15.51363	$19.55435	11,480
01/01/2017 to 12/31/2017	$19.55435	$20.47823	11,368
01/01/2018 to 12/31/2018	$20.47823	$16.56301	6,038
01/01/2019 to 12/31/2019	$16.56301	$19.70854	3,011
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99166	$10.65016	94,190
01/01/2011 to 12/31/2011	$10.65016	$10.59574	52,722
01/01/2012 to 12/31/2012	$10.59574	$11.73064	47,777
01/01/2013 to 12/31/2013	$11.73064	$13.36952	23,073
01/01/2014 to 12/31/2014	$13.36952	$13.80879	41,887
01/01/2015 to 12/31/2015	$13.80879	$13.47606	39,735
01/01/2016 to 12/31/2016	$13.47606	$14.13850	27,895
01/01/2017 to 12/31/2017	$14.13850	$15.91827	39,303
01/01/2018 to 12/31/2018	$15.91827	$14.69909	21,180
01/01/2019 to 12/31/2019	$14.69909	$17.32791	7,084
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97054	$11.09254	7,570
01/01/2011 to 12/31/2011	$11.09254	$10.63770	3,274
01/01/2012 to 12/31/2012	$10.63770	$12.20110	4,417
01/01/2013 to 12/31/2013	$12.20110	$17.14257	26,332
01/01/2014 to 12/31/2014	$17.14257	$18.11822	24,539
01/01/2015 to 12/31/2015	$18.11822	$19.36822	30,822
01/01/2016 to 12/31/2016	$19.36822	$19.40469	16,864
01/01/2017 to 12/31/2017	$19.40469	$26.10277	13,878
01/01/2018 to 12/31/2018	$26.10277	$26.44420	6,313
01/01/2019 to 12/31/2019	$26.44420	$33.07872	2,735

A 43

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98557	$10.62574	45,770
01/01/2011 to 12/31/2011	$10.62574	$10.31479	18,760
01/01/2012 to 12/31/2012	$10.31479	$11.41003	22,780
01/01/2013 to 12/31/2013	$11.41003	$14.98514	275
01/01/2014 to 12/31/2014	$14.98514	$14.84571	532
01/01/2015 to 12/31/2015	$14.84571	$13.60370	338
01/01/2016 to 12/31/2016	$13.60370	$14.08438	216
01/01/2017 to 12/31/2017	$14.08438	$16.01470	508
01/01/2018 to 12/31/2018	$16.01470	$14.10329	489
01/01/2019 to 12/31/2019	$14.10329	$17.33060	75
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85922	$11.43090	14,530
01/01/2011 to 12/31/2011	$11.43090	$9.48762	14,535
01/01/2012 to 12/31/2012	$9.48762	$9.58963	7,856
01/01/2013 to 12/31/2013	$9.58963	$10.79343	2,686
01/01/2014 to 12/31/2014	$10.79343	$9.64854	5,197
01/01/2015 to 12/31/2015	$9.64854	$7.59992	5,051
01/01/2016 to 12/31/2016	$7.59992	$9.23919	3,208
01/01/2017 to 12/31/2017	$9.23919	$9.94245	5,276
01/01/2018 to 12/31/2018	$9.94245	$8.08245	2,945
01/01/2019 to 12/31/2019	$8.08245	$9.21429	117
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97965	$10.27029	17,985
01/01/2011 to 12/31/2011	$10.27029	$10.43240	8,896
01/01/2012 to 12/31/2012	$10.43240	$10.70810	11,506
01/01/2013 to 12/31/2013	$10.70810	$10.05368	77
01/01/2014 to 12/31/2014	$10.05368	$9.86192	74
01/01/2015 to 12/31/2015	$9.86192	$9.17597	77
01/01/2016 to 12/31/2016	$9.17597	$9.34166	81
01/01/2017 to 12/31/2017	$9.34166	$9.29945	0
01/01/2018 to 12/31/2018	$9.29945	$9.25161	0
01/01/2019 to 12/31/2019	$9.25161	$9.16972	0
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98822	$11.45566	33,449
01/01/2011 to 12/31/2011	$11.45566	$10.78976	16,844
01/01/2012 to 12/31/2012	$10.78976	$12.46281	22,195
01/01/2013 to 12/31/2013	$12.46281	$16.09848	28,579
01/01/2014 to 12/31/2014	$16.09848	$18.05487	25,639
01/01/2015 to 12/31/2015	$18.05487	$16.44857	1,470
01/01/2016 to 12/31/2016	$16.44857	$18.29245	1,074
01/01/2017 to 12/31/2017	$18.29245	$21.15246	2,133
01/01/2018 to 12/31/2018	$21.15246	$17.22172	1,101
01/01/2019 to 12/31/2019	$17.22172	$20.01619	390
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99796	$8.78899	0
01/01/2012 to 12/31/2012	$8.78899	$9.51705	118
01/01/2013 to 12/31/2013	$9.51705	$11.18739	63
01/01/2014 to 12/31/2014	$11.18739	$11.51400	487
01/01/2015 to 12/31/2015	$11.51400	$11.16085	318
01/01/2016 to 12/31/2016	$11.16085	$11.59846	370
01/01/2017 to 12/31/2017	$11.59846	$12.85320	437
01/01/2018 to 12/31/2018	$12.85320	$11.91008	634
01/01/2019 to 12/31/2019	$11.91008	$14.00633	0

A 44

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.35895	88,930
01/01/2011 to 12/31/2011	$10.35895	$10.71447	39,210
01/01/2012 to 12/31/2012	$10.71447	$11.27233	52,035
01/01/2013 to 12/31/2013	$11.27233	$10.83198	79,898
01/01/2014 to 12/31/2014	$10.83198	$11.32715	76,163
01/01/2015 to 12/31/2015	$11.32715	$11.18621	56,025
01/01/2016 to 12/31/2016	$11.18621	$11.47470	39,766
01/01/2017 to 12/31/2017	$11.47470	$11.90051	45,126
01/01/2018 to 12/31/2018	$11.90051	$11.34449	22,736
01/01/2019 to 12/31/2019	$11.34449	$12.42785	11,209
*Denotes the start date of these sub-accounts

A 45

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.21158	$10.05357	2,935
01/01/2011 to 12/31/2011	$10.05357	$9.68945	9,842
01/01/2012 to 12/31/2012	$9.68945	$10.79903	9,387
01/01/2013 to 12/31/2013	$10.79903	$11.75851	16,082
01/01/2014 to 12/31/2014	$11.75851	$12.08662	12,449
01/01/2015 to 12/31/2015	$12.08662	$11.58176	11,799
01/01/2016 to 12/31/2016	$11.58176	$12.19380	58,255
01/01/2017 to 12/31/2017	$12.19380	$13.59275	55,839
01/01/2018 to 12/31/2018	$13.59275	$12.36263	53,954
01/01/2019 to 12/31/2019	$12.36263	$14.20530	57,784
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.62166	$10.59254	1,409
01/01/2011 to 12/31/2011	$10.59254	$10.49952	1,409
01/01/2012 to 12/31/2012	$10.49952	$11.81435	13,906
01/01/2013 to 12/31/2013	$11.81435	$13.63409	17,094
01/01/2014 to 12/31/2014	$13.63409	$14.32368	21,722
01/01/2015 to 12/31/2015	$14.32368	$14.29579	28,264
01/01/2016 to 12/31/2016	$14.29579	$15.16031	40,326
01/01/2017 to 12/31/2017	$15.16031	$17.55127	40,971
01/01/2018 to 12/31/2018	$17.55127	$16.35373	41,571
01/01/2019 to 12/31/2019	$16.35373	$19.73136	39,542
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.17833	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	2,230
01/01/2012 to 12/31/2012	$9.71160	$10.60403	9,000
01/01/2013 to 12/31/2013	$10.60403	$11.80510	15,625
01/01/2014 to 12/31/2014	$11.80510	$12.28896	17,952
01/01/2015 to 12/31/2015	$12.28896	$12.14719	39,609
01/01/2016 to 12/31/2016	$12.14719	$12.60617	70,738
01/01/2017 to 12/31/2017	$12.60617	$14.50774	72,137
01/01/2018 to 12/31/2018	$14.50774	$13.22832	62,479
01/01/2019 to 12/31/2019	$13.22832	$15.46111	60,618
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.59345	$10.40804	3,620
01/01/2011 to 12/31/2011	$10.40804	$10.17985	36,090
01/01/2012 to 12/31/2012	$10.17985	$11.33645	46,569
01/01/2013 to 12/31/2013	$11.33645	$13.20498	78,022
01/01/2014 to 12/31/2014	$13.20498	$13.92690	82,484
01/01/2015 to 12/31/2015	$13.92690	$13.85466	110,542
01/01/2016 to 12/31/2016	$13.85466	$14.58164	100,742
01/01/2017 to 12/31/2017	$14.58164	$16.58958	111,586
01/01/2018 to 12/31/2018	$16.58958	$15.61408	129,875
01/01/2019 to 12/31/2019	$15.61408	$18.46124	136,065

A 46

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$11.59596	$11.77276	0
01/01/2011 to 12/31/2011	$11.77276	$11.91843	2,162
01/01/2012 to 12/31/2012	$11.91843	$12.35443	2,629
01/01/2013 to 12/31/2013	$12.35443	$11.96593	8,160
01/01/2014 to 12/31/2014	$11.96593	$11.83586	5,014
01/01/2015 to 12/31/2015	$11.83586	$11.77554	9,173
01/01/2016 to 12/31/2016	$11.77554	$11.85025	10,593
01/01/2017 to 12/31/2017	$11.85025	$11.93304	11,778
01/01/2018 to 12/31/2018	$11.93304	$11.90270	11,882
01/01/2019 to 12/31/2019	$11.90270	$12.32937	11,722
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$12.05882	$12.57524	1,379
01/01/2011 to 12/31/2011	$12.57524	$12.84647	1,058
01/01/2012 to 12/31/2012	$12.84647	$13.90489	4,226
01/01/2013 to 12/31/2013	$13.90489	$13.51422	32,270
01/01/2014 to 12/31/2014	$13.51422	$13.94662	13,001
01/01/2015 to 12/31/2015	$13.94662	$13.51743	11,906
01/01/2016 to 12/31/2016	$13.51743	$13.94960	11,716
01/01/2017 to 12/31/2017	$13.94960	$14.41424	14,583
01/01/2018 to 12/31/2018	$14.41424	$14.17661	12,110
01/01/2019 to 12/31/2019	$14.17661	$15.33112	13,689
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.02993	$9.88109	5,003
01/01/2011 to 12/31/2011	$9.88109	$9.54594	11,275
01/01/2012 to 12/31/2012	$9.54594	$10.74833	18,256
01/01/2013 to 12/31/2013	$10.74833	$13.05551	12,520
01/01/2014 to 12/31/2014	$13.05551	$13.83039	35,764
01/01/2015 to 12/31/2015	$13.83039	$13.76649	69,346
01/01/2016 to 12/31/2016	$13.76649	$14.56220	64,741
01/01/2017 to 12/31/2017	$14.56220	$16.99771	74,180
01/01/2018 to 12/31/2018	$16.99771	$15.78215	63,282
01/01/2019 to 12/31/2019	$15.78215	$19.10225	61,886
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$8.36448	$9.76197	0
01/01/2011 to 12/31/2011	$9.76197	$9.17833	0
01/01/2012 to 12/31/2012	$9.17833	$11.52315	760
01/01/2013 to 12/31/2013	$11.52315	$11.90508	736
01/01/2014 to 12/31/2014	$11.90508	$13.42844	2,063
01/01/2015 to 12/31/2015	$13.42844	$13.28358	3,416
01/01/2016 to 12/31/2016	$13.28358	$13.26990	3,441
01/01/2017 to 12/31/2017	$13.26990	$14.56915	3,330
01/01/2018 to 12/31/2018	$14.56915	$13.74481	2,557
01/01/2019 to 12/31/2019	$13.74481	$17.02803	2,456
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$7.01097	$8.36127	0
01/01/2011 to 12/31/2011	$8.36127	$8.82419	0
01/01/2012 to 12/31/2012	$8.82419	$10.07765	18
01/01/2013 to 12/31/2013	$10.07765	$10.29050	2,386
01/01/2014 to 12/31/2014	$10.29050	$13.33818	5,228
01/01/2015 to 12/31/2015	$13.33818	$13.84584	8,747
01/01/2016 to 12/31/2016	$13.84584	$14.36896	8,506
01/01/2017 to 12/31/2017	$14.36896	$15.11555	8,493
01/01/2018 to 12/31/2018	$15.11555	$14.25356	5,313
01/01/2019 to 12/31/2019	$14.25356	$18.51789	5,324

A 47

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$8.71680	$9.70021	0
01/01/2011 to 12/31/2011	$9.70021	$9.45972	1,311
01/01/2012 to 12/31/2012	$9.45972	$10.36217	15,691
01/01/2013 to 12/31/2013	$10.36217	$11.77393	20,997
01/01/2014 to 12/31/2014	$11.77393	$12.02477	19,045
01/01/2015 to 12/31/2015	$12.02477	$12.02372	17,118
01/01/2016 to 12/31/2016	$12.02372	$12.41117	36,892
01/01/2017 to 12/31/2017	$12.41117	$14.31272	39,835
01/01/2018 to 12/31/2018	$14.31272	$13.07285	34,514
01/01/2019 to 12/31/2019	$13.07285	$15.53206	35,624
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.56227	$10.32606	0
01/01/2011 to 12/31/2011	$10.32606	$10.17206	0
01/01/2012 to 12/31/2012	$10.17206	$11.09154	9,423
01/01/2013 to 12/31/2013	$11.09154	$12.06017	13,204
01/01/2014 to 12/31/2014	$12.06017	$12.42331	17,974
01/01/2015 to 12/31/2015	$12.42331	$12.18843	17,295
01/01/2016 to 12/31/2016	$12.18843	$12.70214	33,949
01/01/2017 to 12/31/2017	$12.70214	$14.12146	31,336
01/01/2018 to 12/31/2018	$14.12146	$12.99418	29,825
01/01/2019 to 12/31/2019	$12.99418	$14.92684	28,437
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$10.39331	$12.07909	0
01/01/2011 to 12/31/2011	$12.07909	$12.11532	0
01/01/2012 to 12/31/2012	$12.11532	$13.87726	592
01/01/2013 to 12/31/2013	$13.87726	$19.07270	1,617
01/01/2014 to 12/31/2014	$19.07270	$20.24314	1,633
01/01/2015 to 12/31/2015	$20.24314	$18.94153	2,968
01/01/2016 to 12/31/2016	$18.94153	$23.31383	5,254
01/01/2017 to 12/31/2017	$23.31383	$25.89693	5,767
01/01/2018 to 12/31/2018	$25.89693	$22.03326	5,946
01/01/2019 to 12/31/2019	$22.03326	$26.75324	5,715
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$10.35524	$10.27485	0
01/01/2011 to 12/31/2011	$10.27485	$10.17598	7,315
01/01/2012 to 12/31/2012	$10.17598	$10.07626	2,251
01/01/2013 to 12/31/2013	$10.07626	$9.97714	1,433
01/01/2014 to 12/31/2014	$9.97714	$9.87852	23,288
01/01/2015 to 12/31/2015	$9.87852	$9.78032	11,823
01/01/2016 to 12/31/2016	$9.78032	$9.68399	9,858
01/01/2017 to 12/31/2017	$9.68399	$9.62117	6,683
01/01/2018 to 12/31/2018	$9.62117	$9.64920	6,280
01/01/2019 to 12/31/2019	$9.64920	$9.71522	6,305
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$10.19862	$11.08074	0
01/01/2011 to 12/31/2011	$11.08074	$11.31919	0
01/01/2012 to 12/31/2012	$11.31919	$12.76194	1,142
01/01/2013 to 12/31/2013	$12.76194	$13.54280	2,602
01/01/2014 to 12/31/2014	$13.54280	$13.75166	4,729
01/01/2015 to 12/31/2015	$13.75166	$13.13027	7,415
01/01/2016 to 12/31/2016	$13.13027	$15.00201	10,073
01/01/2017 to 12/31/2017	$15.00201	$15.96360	11,839
01/01/2018 to 12/31/2018	$15.96360	$15.49079	13,922
01/01/2019 to 12/31/2019	$15.49079	$17.68393	14,032

A 48

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$7.05289	$7.55590	0
01/01/2011 to 12/31/2011	$7.55590	$7.16817	0
01/01/2012 to 12/31/2012	$7.16817	$8.29561	32
01/01/2013 to 12/31/2013	$8.29561	$11.48738	677
01/01/2014 to 12/31/2014	$11.48738	$12.93708	3,267
01/01/2015 to 12/31/2015	$12.93708	$11.80525	3,857
01/01/2016 to 12/31/2016	$11.80525	$14.01298	9,295
01/01/2017 to 12/31/2017	$14.01298	$16.53743	7,366
01/01/2018 to 12/31/2018	$16.53743	$14.05575	6,464
01/01/2019 to 12/31/2019	$14.05575	$18.02518	9,203
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$7.89173	$9.01789	0
01/01/2011 to 12/31/2011	$9.01789	$7.77483	0
01/01/2012 to 12/31/2012	$7.77483	$9.26557	0
01/01/2013 to 12/31/2013	$9.26557	$10.92201	0
01/01/2014 to 12/31/2014	$10.92201	$10.21646	0
01/01/2015 to 12/31/2015	$10.21646	$10.43383	177
01/01/2016 to 12/31/2016	$10.43383	$9.94030	484
01/01/2017 to 12/31/2017	$9.94030	$13.32866	471
01/01/2018 to 12/31/2018	$13.32866	$11.43688	689
01/01/2019 to 12/31/2019	$11.43688	$14.95971	1,498
AST International Value Portfolio
03/15/2010 to 12/31/2010	$8.37612	$9.17929	0
01/01/2011 to 12/31/2011	$9.17929	$7.94794	0
01/01/2012 to 12/31/2012	$7.94794	$9.18156	0
01/01/2013 to 12/31/2013	$9.18156	$10.86035	0
01/01/2014 to 12/31/2014	$10.86035	$10.03208	0
01/01/2015 to 12/31/2015	$10.03208	$10.01389	121
01/01/2016 to 12/31/2016	$10.01389	$9.97240	223
01/01/2017 to 12/31/2017	$9.97240	$12.12628	218
01/01/2018 to 12/31/2018	$12.12628	$10.06836	444
01/01/2019 to 12/31/2019	$10.06836	$11.96465	421
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.22779	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	0
01/01/2012 to 12/31/2012	$9.97825	$11.22134	4,842
01/01/2013 to 12/31/2013	$11.22134	$12.91910	5,595
01/01/2014 to 12/31/2014	$12.91910	$13.60521	5,755
01/01/2015 to 12/31/2015	$13.60521	$13.32949	12,579
01/01/2016 to 12/31/2016	$13.32949	$13.88622	21,440
01/01/2017 to 12/31/2017	$13.88622	$16.08024	31,265
01/01/2018 to 12/31/2018	$16.08024	$14.74659	20,087
01/01/2019 to 12/31/2019	$14.74659	$17.43752	20,683
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$8.48153	$9.09678	0
01/01/2011 to 12/31/2011	$9.09678	$8.18270	0
01/01/2012 to 12/31/2012	$8.18270	$9.87658	38
01/01/2013 to 12/31/2013	$9.87658	$11.28094	1,177
01/01/2014 to 12/31/2014	$11.28094	$10.45830	5,285
01/01/2015 to 12/31/2015	$10.45830	$10.06541	7,770
01/01/2016 to 12/31/2016	$10.06541	$10.15840	13,345
01/01/2017 to 12/31/2017	$10.15840	$13.03844	17,596
01/01/2018 to 12/31/2018	$13.03844	$10.65367	16,625
01/01/2019 to 12/31/2019	$10.65367	$13.41967	14,512

A 49

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.98079	$10.65289	0
01/01/2011 to 12/31/2011	$10.65289	$10.57215	0
01/01/2012 to 12/31/2012	$10.57215	$11.58947	5,069
01/01/2013 to 12/31/2013	$11.58947	$12.74066	4,886
01/01/2014 to 12/31/2014	$12.74066	$13.30181	7,091
01/01/2015 to 12/31/2015	$13.30181	$13.14611	7,319
01/01/2016 to 12/31/2016	$13.14611	$13.51574	10,350
01/01/2017 to 12/31/2017	$13.51574	$15.00708	10,368
01/01/2018 to 12/31/2018	$15.00708	$14.09612	10,756
01/01/2019 to 12/31/2019	$14.09612	$15.99541	10,299
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.42072	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	0
01/01/2013 to 12/31/2013	$12.90295	$17.43738	0
01/01/2014 to 12/31/2014	$17.43738	$18.90555	123
01/01/2015 to 12/31/2015	$18.90555	$20.70893	112
01/01/2016 to 12/31/2016	$20.70893	$20.20390	239
01/01/2017 to 12/31/2017	$20.20390	$27.17167	159
01/01/2018 to 12/31/2018	$27.17167	$26.46778	452
01/01/2019 to 12/31/2019	$26.46778	$34.74953	441
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$8.54885	$9.74903	0
01/01/2011 to 12/31/2011	$9.74903	$9.56442	2,470
01/01/2012 to 12/31/2012	$9.56442	$10.63120	16
01/01/2013 to 12/31/2013	$10.63120	$14.37959	0
01/01/2014 to 12/31/2014	$14.37959	$15.74482	918
01/01/2015 to 12/31/2015	$15.74482	$17.15902	3,508
01/01/2016 to 12/31/2016	$17.15902	$17.93663	6,527
01/01/2017 to 12/31/2017	$17.93663	$23.61802	8,926
01/01/2018 to 12/31/2018	$23.61802	$22.75449	10,392
01/01/2019 to 12/31/2019	$22.75449	$29.65526	11,501
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.40326	$10.33903	323
01/01/2011 to 12/31/2011	$10.33903	$9.91614	314
01/01/2012 to 12/31/2012	$9.91614	$12.08368	337
01/01/2013 to 12/31/2013	$12.08368	$15.27018	4,344
01/01/2014 to 12/31/2014	$15.27018	$15.66783	4,112
01/01/2015 to 12/31/2015	$15.66783	$15.28549	4,825
01/01/2016 to 12/31/2016	$15.28549	$16.21071	4,324
01/01/2017 to 12/31/2017	$16.21071	$19.87703	6,521
01/01/2018 to 12/31/2018	$19.87703	$17.79928	8,219
01/01/2019 to 12/31/2019	$17.79928	$22.90247	7,551
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	17
01/01/2013 to 12/31/2013	$10.37057	$12.20998	0
01/01/2014 to 12/31/2014	$12.20998	$12.71038	1,615
01/01/2015 to 12/31/2015	$12.71038	$12.42824	1,589
01/01/2016 to 12/31/2016	$12.42824	$12.83725	1,745
01/01/2017 to 12/31/2017	$12.83725	$14.80668	2,688
01/01/2018 to 12/31/2018	$14.80668	$13.44632	2,614
01/01/2019 to 12/31/2019	$13.44632	$16.34372	3,189

A 50

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.16894	$10.04775	0
01/01/2011 to 12/31/2011	$10.04775	$9.88927	0
01/01/2012 to 12/31/2012	$9.88927	$11.46400	15
01/01/2013 to 12/31/2013	$11.46400	$15.51686	6,540
01/01/2014 to 12/31/2014	$15.51686	$16.70138	2,126
01/01/2015 to 12/31/2015	$16.70138	$17.73141	5,454
01/01/2016 to 12/31/2016	$17.73141	$17.89169	9,454
01/01/2017 to 12/31/2017	$17.89169	$23.15489	10,751
01/01/2018 to 12/31/2018	$23.15489	$23.41734	13,070
01/01/2019 to 12/31/2019	$23.41734	$31.94467	13,410
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.82378	$12.42903	0
01/01/2011 to 12/31/2011	$12.42903	$11.93976	0
01/01/2012 to 12/31/2012	$11.93976	$14.14015	1,396
01/01/2013 to 12/31/2013	$14.14015	$18.50694	2,504
01/01/2014 to 12/31/2014	$18.50694	$20.43596	5,031
01/01/2015 to 12/31/2015	$20.43596	$19.08331	9,822
01/01/2016 to 12/31/2016	$19.08331	$19.20543	11,310
01/01/2017 to 12/31/2017	$19.20543	$24.16719	11,658
01/01/2018 to 12/31/2018	$24.16719	$22.88626	10,786
01/01/2019 to 12/31/2019	$22.88626	$29.49267	15,236
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$8.80555	$9.97960	0
01/01/2011 to 12/31/2011	$9.97960	$9.63540	0
01/01/2012 to 12/31/2012	$9.63540	$11.17393	23
01/01/2013 to 12/31/2013	$11.17393	$15.71072	2,215
01/01/2014 to 12/31/2014	$15.71072	$17.77178	3,289
01/01/2015 to 12/31/2015	$17.77178	$16.60400	6,129
01/01/2016 to 12/31/2016	$16.60400	$19.43671	9,777
01/01/2017 to 12/31/2017	$19.43671	$21.89837	11,748
01/01/2018 to 12/31/2018	$21.89837	$18.11547	10,325
01/01/2019 to 12/31/2019	$18.11547	$21.70530	9,686
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.42481	$11.15868	0
01/01/2011 to 12/31/2011	$11.15868	$8.80869	0
01/01/2012 to 12/31/2012	$8.80869	$10.28504	0
01/01/2013 to 12/31/2013	$10.28504	$10.20593	0
01/01/2014 to 12/31/2014	$10.20593	$9.63174	0
01/01/2015 to 12/31/2015	$9.63174	$7.94129	279
01/01/2016 to 12/31/2016	$7.94129	$8.83470	270
01/01/2017 to 12/31/2017	$8.83470	$11.05480	263
01/01/2018 to 12/31/2018	$11.05480	$9.40746	254
01/01/2019 to 12/31/2019	$9.40746	$10.55768	246
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$10.43492	$11.15697	59,310
01/01/2011 to 12/31/2011	$11.15697	$11.15675	59,232
01/01/2012 to 12/31/2012	$11.15675	$12.19226	56,097
01/01/2013 to 12/31/2013	$12.19226	$13.18351	54,932
01/01/2014 to 12/31/2014	$13.18351	$13.80684	67,255
01/01/2015 to 12/31/2015	$13.80684	$13.68969	85,772
01/01/2016 to 12/31/2016	$13.68969	$14.30327	117,927
01/01/2017 to 12/31/2017	$14.30327	$15.59655	111,480
01/01/2018 to 12/31/2018	$15.59655	$15.00285	131,207
01/01/2019 to 12/31/2019	$15.00285	$17.04382	126,955

A 51

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$8.29398	$9.65573	1,599
01/01/2011 to 12/31/2011	$9.65573	$8.96603	1,599
01/01/2012 to 12/31/2012	$8.96603	$10.02421	2,311
01/01/2013 to 12/31/2013	$10.02421	$11.61472	3,986
01/01/2014 to 12/31/2014	$11.61472	$12.55744	33,927
01/01/2015 to 12/31/2015	$12.55744	$12.35696	57,879
01/01/2016 to 12/31/2016	$12.35696	$13.46983	58,768
01/01/2017 to 12/31/2017	$13.46983	$15.48350	86,855
01/01/2018 to 12/31/2018	$15.48350	$14.16509	96,986
01/01/2019 to 12/31/2019	$14.16509	$16.71458	96,298
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$7.87538	$8.64622	1,594
01/01/2011 to 12/31/2011	$8.64622	$8.85664	1,546
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,532
01/01/2013 to 12/31/2013	$10.41779	$13.65949	2,489
01/01/2014 to 12/31/2014	$13.65949	$15.85219	3,284
01/01/2015 to 12/31/2015	$15.85219	$16.17865	3,413
01/01/2016 to 12/31/2016	$16.17865	$18.39686	7,896
01/01/2017 to 12/31/2017	$18.39686	$22.26804	10,039
01/01/2018 to 12/31/2018	$22.26804	$20.23491	10,090
01/01/2019 to 12/31/2019	$20.23491	$24.93613	10,020
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	0
01/01/2013 to 12/31/2013	$10.01604	$12.13798	0
01/01/2014 to 12/31/2014	$12.13798	$12.79898	233
01/01/2015 to 12/31/2015	$12.79898	$12.69136	925
01/01/2016 to 12/31/2016	$12.69136	$13.36031	493
01/01/2017 to 12/31/2017	$13.36031	$15.63441	8,285
01/01/2018 to 12/31/2018	$15.63441	$14.46842	14,417
01/01/2019 to 12/31/2019	$14.46842	$17.36278	17,654
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$8.47880	$10.41905	364
01/01/2011 to 12/31/2011	$10.41905	$8.96343	354
01/01/2012 to 12/31/2012	$8.96343	$10.65604	369
01/01/2013 to 12/31/2013	$10.65604	$14.85632	1,278
01/01/2014 to 12/31/2014	$14.85632	$15.43593	1,968
01/01/2015 to 12/31/2015	$15.43593	$15.48715	5,973
01/01/2016 to 12/31/2016	$15.48715	$16.51462	7,456
01/01/2017 to 12/31/2017	$16.51462	$20.87920	8,751
01/01/2018 to 12/31/2018	$20.87920	$18.42985	10,952
01/01/2019 to 12/31/2019	$18.42985	$24.90454	11,164
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.44921	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	0
01/01/2012 to 12/31/2012	$11.82778	$13.13644	0
01/01/2013 to 12/31/2013	$13.13644	$17.58113	0
01/01/2014 to 12/31/2014	$17.58113	$18.07191	1,089
01/01/2015 to 12/31/2015	$18.07191	$18.03357	1,176
01/01/2016 to 12/31/2016	$18.03357	$20.01168	1,411
01/01/2017 to 12/31/2017	$20.01168	$24.55270	1,295
01/01/2018 to 12/31/2018	$24.55270	$22.26553	1,222
01/01/2019 to 12/31/2019	$22.26553	$28.68509	2,026

A 52

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$8.88037	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	0
01/01/2012 to 12/31/2012	$9.58913	$11.21832	23
01/01/2013 to 12/31/2013	$11.21832	$15.26149	3,645
01/01/2014 to 12/31/2014	$15.26149	$15.90635	1,575
01/01/2015 to 12/31/2015	$15.90635	$15.07015	2,752
01/01/2016 to 12/31/2016	$15.07015	$19.27868	5,117
01/01/2017 to 12/31/2017	$19.27868	$20.49063	3,630
01/01/2018 to 12/31/2018	$20.49063	$16.82275	5,368
01/01/2019 to 12/31/2019	$16.82275	$20.31714	4,312
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.76076	$10.52807	2,184
01/01/2011 to 12/31/2011	$10.52807	$10.63067	3,039
01/01/2012 to 12/31/2012	$10.63067	$11.94592	23,637
01/01/2013 to 12/31/2013	$11.94592	$13.81861	32,182
01/01/2014 to 12/31/2014	$13.81861	$14.48626	39,114
01/01/2015 to 12/31/2015	$14.48626	$14.34890	45,867
01/01/2016 to 12/31/2016	$14.34890	$15.27883	82,583
01/01/2017 to 12/31/2017	$15.27883	$17.45860	102,240
01/01/2018 to 12/31/2018	$17.45860	$16.36414	98,803
01/01/2019 to 12/31/2019	$16.36414	$19.57926	98,217
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95669	$11.20897	0
01/01/2011 to 12/31/2011	$11.20897	$10.91000	0
01/01/2012 to 12/31/2012	$10.91000	$12.70117	0
01/01/2013 to 12/31/2013	$12.70117	$18.11188	1,087
01/01/2014 to 12/31/2014	$18.11188	$19.42910	5,419
01/01/2015 to 12/31/2015	$19.42910	$21.08029	9,928
01/01/2016 to 12/31/2016	$21.08029	$21.43515	9,524
01/01/2017 to 12/31/2017	$21.43515	$29.26401	9,793
01/01/2018 to 12/31/2018	$29.26401	$30.09300	4,083
01/01/2019 to 12/31/2019	$30.09300	$38.20629	4,763
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$7.66254	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	0
01/01/2012 to 12/31/2012	$8.12903	$9.12709	19
01/01/2013 to 12/31/2013	$9.12709	$12.16608	1,169
01/01/2014 to 12/31/2014	$12.16608	$12.23327	2,902
01/01/2015 to 12/31/2015	$12.23327	$11.37778	2,087
01/01/2016 to 12/31/2016	$11.37778	$11.95569	1,841
01/01/2017 to 12/31/2017	$11.95569	$13.79697	2,603
01/01/2018 to 12/31/2018	$13.79697	$12.33326	8,386
01/01/2019 to 12/31/2019	$12.33326	$15.38238	33,000
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$10.37662	$12.17409	878
01/01/2011 to 12/31/2011	$12.17409	$10.25550	854
01/01/2012 to 12/31/2012	$10.25550	$10.52125	853
01/01/2013 to 12/31/2013	$10.52125	$12.01930	4,036
01/01/2014 to 12/31/2014	$12.01930	$10.90540	3,053
01/01/2015 to 12/31/2015	$10.90540	$8.71869	2,325
01/01/2016 to 12/31/2016	$8.71869	$10.75741	5,898
01/01/2017 to 12/31/2017	$10.75741	$11.74892	6,098
01/01/2018 to 12/31/2018	$11.74892	$9.69486	6,071
01/01/2019 to 12/31/2019	$9.69486	$11.21779	6,119

A 53

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$11.56742	$12.04612	0
01/01/2011 to 12/31/2011	$12.04612	$12.41886	0
01/01/2012 to 12/31/2012	$12.41886	$12.93840	13
01/01/2013 to 12/31/2013	$12.93840	$12.32953	189
01/01/2014 to 12/31/2014	$12.32953	$12.27550	138
01/01/2015 to 12/31/2015	$12.27550	$11.59268	1,867
01/01/2016 to 12/31/2016	$11.59268	$11.97824	1,972
01/01/2017 to 12/31/2017	$11.97824	$12.10197	2,442
01/01/2018 to 12/31/2018	$12.10197	$12.22110	4,242
01/01/2019 to 12/31/2019	$12.22110	$12.29422	4,598
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$8.98190	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	0
01/01/2012 to 12/31/2012	$9.96483	$11.68256	23
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,856
01/01/2014 to 12/31/2014	$15.31633	$17.43481	2,771
01/01/2015 to 12/31/2015	$17.43481	$16.12146	4,122
01/01/2016 to 12/31/2016	$16.12146	$18.19606	3,010
01/01/2017 to 12/31/2017	$18.19606	$21.35480	2,866
01/01/2018 to 12/31/2018	$21.35480	$17.64836	1,679
01/01/2019 to 12/31/2019	$17.64836	$20.81892	1,615
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.80618	$8.70580	0
01/01/2012 to 12/31/2012	$8.70580	$9.56832	35
01/01/2013 to 12/31/2013	$9.56832	$11.41596	0
01/01/2014 to 12/31/2014	$11.41596	$11.92516	4,247
01/01/2015 to 12/31/2015	$11.92516	$11.73237	5,333
01/01/2016 to 12/31/2016	$11.73237	$12.37437	11,290
01/01/2017 to 12/31/2017	$12.37437	$13.91758	15,663
01/01/2018 to 12/31/2018	$13.91758	$13.09050	9,817
01/01/2019 to 12/31/2019	$13.09050	$15.62487	10,167
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$10.54632	$11.05727	0
01/01/2011 to 12/31/2011	$11.05727	$11.60740	0
01/01/2012 to 12/31/2012	$11.60740	$12.39484	1,828
01/01/2013 to 12/31/2013	$12.39484	$12.08896	1,727
01/01/2014 to 12/31/2014	$12.08896	$12.83064	1,641
01/01/2015 to 12/31/2015	$12.83064	$12.86080	2,675
01/01/2016 to 12/31/2016	$12.86080	$13.38950	3,385
01/01/2017 to 12/31/2017	$13.38950	$14.09350	3,999
01/01/2018 to 12/31/2018	$14.09350	$13.63727	16,922
01/01/2019 to 12/31/2019	$13.63727	$15.16307	21,036
*Denotes the start date of these sub-accounts

A 54

A 55

PREMIER RETIREMENT B SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (1.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96788	$10.81679	2,783,155
01/01/2011 to 12/31/2011	$10.81679	$10.35039	4,131,792
01/01/2012 to 12/31/2012	$10.35039	$11.45280	6,402,595
01/01/2013 to 12/31/2013	$11.45280	$12.38097	6,970,810
01/01/2014 to 12/31/2014	$12.38097	$12.63524	5,964,391
01/01/2015 to 12/31/2015	$12.63524	$12.02065	4,691,932
01/01/2016 to 12/31/2016	$12.02065	$12.56548	4,135,628
01/01/2017 to 12/31/2017	$12.56548	$13.90699	3,937,484
01/01/2018 to 12/31/2018	$13.90699	$12.55718	2,721,378
01/01/2019 to 12/31/2019	$12.55718	$14.32556	2,819,675
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97857	$10.92280	2,069,260
01/01/2011 to 12/31/2011	$10.92280	$10.74947	3,894,177
01/01/2012 to 12/31/2012	$10.74947	$12.00861	8,232,833
01/01/2013 to 12/31/2013	$12.00861	$13.75898	9,599,194
01/01/2014 to 12/31/2014	$13.75898	$14.35121	9,005,849
01/01/2015 to 12/31/2015	$14.35121	$14.22051	8,373,546
01/01/2016 to 12/31/2016	$14.22051	$14.97274	7,796,888
01/01/2017 to 12/31/2017	$14.97274	$17.21021	7,292,328
01/01/2018 to 12/31/2018	$17.21021	$15.92036	6,431,654
01/01/2019 to 12/31/2019	$15.92036	$19.07073	5,407,287
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98765	$10.80894	1,475,848
01/01/2011 to 12/31/2011	$10.80894	$10.43243	2,483,599
01/01/2012 to 12/31/2012	$10.43243	$11.30927	5,233,655
01/01/2013 to 12/31/2013	$11.30927	$12.49992	5,915,648
01/01/2014 to 12/31/2014	$12.49992	$12.91884	5,617,005
01/01/2015 to 12/31/2015	$12.91884	$12.67819	5,360,474
01/01/2016 to 12/31/2016	$12.67819	$13.06319	4,995,825
01/01/2017 to 12/31/2017	$13.06319	$14.92628	4,714,619
01/01/2018 to 12/31/2018	$14.92628	$13.51171	4,014,082
01/01/2019 to 12/31/2019	$13.51171	$15.67908	3,655,727
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98884	$10.77509	3,042,666
01/01/2011 to 12/31/2011	$10.77509	$10.46346	4,716,751
01/01/2012 to 12/31/2012	$10.46346	$11.56847	7,803,091
01/01/2013 to 12/31/2013	$11.56847	$13.37861	8,839,480
01/01/2014 to 12/31/2014	$13.37861	$14.00897	7,904,419
01/01/2015 to 12/31/2015	$14.00897	$13.83639	7,412,772
01/01/2016 to 12/31/2016	$13.83639	$14.45833	7,033,889
01/01/2017 to 12/31/2017	$14.45833	$16.33176	6,605,907
01/01/2018 to 12/31/2018	$16.33176	$15.26060	5,813,127
01/01/2019 to 12/31/2019	$15.26060	$17.91403	4,723,183

A 56

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99859	$9.16386	583,439
01/01/2012 to 12/31/2012	$9.16386	$10.07935	1,989,260
01/01/2013 to 12/31/2013	$10.07935	$10.98344	2,374,351
01/01/2014 to 12/31/2014	$10.98344	$11.32538	2,381,561
01/01/2015 to 12/31/2015	$11.32538	$10.79877	2,231,924
01/01/2016 to 12/31/2016	$10.79877	$11.35441	2,088,092
01/01/2017 to 12/31/2017	$11.35441	$12.56963	2,014,857
01/01/2018 to 12/31/2018	$12.56963	$11.70267	1,671,604
01/01/2019 to 12/31/2019	$11.70267	$13.53080	1,544,204
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00802	$10.10254	328,141
01/01/2011 to 12/31/2011	$10.10254	$10.15429	419,219
01/01/2012 to 12/31/2012	$10.15429	$10.44990	430,403
01/01/2013 to 12/31/2013	$10.44990	$10.04888	409,655
01/01/2014 to 12/31/2014	$10.04888	$9.86856	391,615
01/01/2015 to 12/31/2015	$9.86856	$9.74767	348,609
01/01/2016 to 12/31/2016	$9.74767	$9.73899	348,726
01/01/2017 to 12/31/2017	$9.73899	$9.73689	362,126
01/01/2018 to 12/31/2018	$9.73689	$9.64202	356,958
01/01/2019 to 12/31/2019	$9.64202	$9.91609	325,543
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00694	$10.37575	1,898,043
01/01/2011 to 12/31/2011	$10.37575	$10.52377	2,792,279
01/01/2012 to 12/31/2012	$10.52377	$11.30899	5,031,925
01/01/2013 to 12/31/2013	$11.30899	$10.91248	4,899,563
01/01/2014 to 12/31/2014	$10.91248	$11.18082	4,582,259
01/01/2015 to 12/31/2015	$11.18082	$10.75911	3,865,636
01/01/2016 to 12/31/2016	$10.75911	$11.02373	3,570,794
01/01/2017 to 12/31/2017	$11.02373	$11.30952	3,700,608
01/01/2018 to 12/31/2018	$11.30952	$11.04287	3,206,036
01/01/2019 to 12/31/2019	$11.04287	$11.85658	3,045,492
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97776	$10.85587	2,096,130
01/01/2011 to 12/31/2011	$10.85587	$10.41265	3,374,910
01/01/2012 to 12/31/2012	$10.41265	$11.63998	5,774,390
01/01/2013 to 12/31/2013	$11.63998	$14.03724	7,553,780
01/01/2014 to 12/31/2014	$14.03724	$14.76392	8,327,897
01/01/2015 to 12/31/2015	$14.76392	$14.59043	8,338,663
01/01/2016 to 12/31/2016	$14.59043	$15.32348	8,017,717
01/01/2017 to 12/31/2017	$15.32348	$17.75860	8,011,673
01/01/2018 to 12/31/2018	$17.75860	$16.36972	7,015,192
01/01/2019 to 12/31/2019	$16.36972	$19.67149	5,723,117
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99859	$11.65792	40,449
01/01/2014 to 12/31/2014	$11.65792	$13.01934	127,235
01/01/2015 to 12/31/2015	$13.01934	$12.34092	117,658
01/01/2016 to 12/31/2016	$12.34092	$13.93842	329,426
01/01/2017 to 12/31/2017	$13.93842	$16.22383	238,960
01/01/2018 to 12/31/2018	$16.22383	$15.18667	172,431
01/01/2019 to 12/31/2019	$15.18667	$19.56111	174,447

A 57

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$9.97026	$11.56952	43,077
01/01/2011 to 12/31/2011	$11.56952	$10.80000	89,816
01/01/2012 to 12/31/2012	$10.80000	$13.46178	137,044
01/01/2013 to 12/31/2013	$13.46178	$13.80828	163,725
01/01/2014 to 12/31/2014	$13.80828	$15.46350	137,909
01/01/2015 to 12/31/2015	$15.46350	$15.18706	114,640
01/01/2016 to 12/31/2016	$15.18706	$15.06308	109,367
01/01/2017 to 12/31/2017	$15.06308	$16.41971	116,906
01/01/2018 to 12/31/2018	$16.41971	$15.37900	93,747
01/01/2019 to 12/31/2019	$15.37900	$18.91609	89,624
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95998	$11.81048	108,557
01/01/2011 to 12/31/2011	$11.81048	$12.37513	193,768
01/01/2012 to 12/31/2012	$12.37513	$14.03150	308,569
01/01/2013 to 12/31/2013	$14.03150	$14.22509	332,684
01/01/2014 to 12/31/2014	$14.22509	$18.30603	345,928
01/01/2015 to 12/31/2015	$18.30603	$18.86651	292,234
01/01/2016 to 12/31/2016	$18.86651	$19.43959	287,540
01/01/2017 to 12/31/2017	$19.43959	$20.30351	276,602
01/01/2018 to 12/31/2018	$20.30351	$19.00764	206,822
01/01/2019 to 12/31/2019	$19.00764	$24.51733	187,383
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97607	$11.03811	1,723,298
01/01/2011 to 12/31/2011	$11.03811	$10.68755	3,053,207
01/01/2012 to 12/31/2012	$10.68755	$11.62294	5,708,330
01/01/2013 to 12/31/2013	$11.62294	$13.11185	6,362,716
01/01/2014 to 12/31/2014	$13.11185	$13.29515	5,853,895
01/01/2015 to 12/31/2015	$13.29515	$13.19866	5,708,508
01/01/2016 to 12/31/2016	$13.19866	$13.52663	5,337,156
01/01/2017 to 12/31/2017	$13.52663	$15.48760	5,008,886
01/01/2018 to 12/31/2018	$15.48760	$14.04390	4,340,161
01/01/2019 to 12/31/2019	$14.04390	$16.56641	3,691,643
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98833	$10.72450	1,284,434
01/01/2011 to 12/31/2011	$10.72450	$10.48895	1,944,938
01/01/2012 to 12/31/2012	$10.48895	$11.35484	3,042,159
01/01/2013 to 12/31/2013	$11.35484	$12.25810	3,307,472
01/01/2014 to 12/31/2014	$12.25810	$12.53666	3,009,249
01/01/2015 to 12/31/2015	$12.53666	$12.21154	2,590,849
01/01/2016 to 12/31/2016	$12.21154	$12.63533	2,431,983
01/01/2017 to 12/31/2017	$12.63533	$13.94676	2,432,113
01/01/2018 to 12/31/2018	$13.94676	$12.74086	1,874,168
01/01/2019 to 12/31/2019	$12.74086	$14.53093	1,640,164
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96522	$11.51535	162,968
01/01/2011 to 12/31/2011	$11.51535	$11.46720	250,592
01/01/2012 to 12/31/2012	$11.46720	$13.04056	391,887
01/01/2013 to 12/31/2013	$13.04056	$17.79423	402,804
01/01/2014 to 12/31/2014	$17.79423	$18.75080	396,308
01/01/2015 to 12/31/2015	$18.75080	$17.41934	371,860
01/01/2016 to 12/31/2016	$17.41934	$21.28695	377,388
01/01/2017 to 12/31/2017	$21.28695	$23.47651	310,813
01/01/2018 to 12/31/2018	$23.47651	$19.82980	269,156
01/01/2019 to 12/31/2019	$19.82980	$23.90516	269,118

A 58

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99860	$9.86455	273,624
01/01/2011 to 12/31/2011	$9.86455	$9.69934	623,247
01/01/2012 to 12/31/2012	$9.69934	$9.53456	447,194
01/01/2013 to 12/31/2013	$9.53456	$9.37256	391,063
01/01/2014 to 12/31/2014	$9.37256	$9.21312	404,682
01/01/2015 to 12/31/2015	$9.21312	$9.05630	389,331
01/01/2016 to 12/31/2016	$9.05630	$8.90287	340,673
01/01/2017 to 12/31/2017	$8.90287	$8.78170	309,432
01/01/2018 to 12/31/2018	$8.78170	$8.74388	232,050
01/01/2019 to 12/31/2019	$8.74388	$8.74054	286,092
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98457	$10.78613	118,383
01/01/2011 to 12/31/2011	$10.78613	$10.93950	200,366
01/01/2012 to 12/31/2012	$10.93950	$12.24527	397,008
01/01/2013 to 12/31/2013	$12.24527	$12.90148	503,533
01/01/2014 to 12/31/2014	$12.90148	$13.00657	504,304
01/01/2015 to 12/31/2015	$13.00657	$12.32988	434,852
01/01/2016 to 12/31/2016	$12.32988	$13.98689	365,022
01/01/2017 to 12/31/2017	$13.98689	$14.77713	382,239
01/01/2018 to 12/31/2018	$14.77713	$14.23609	297,896
01/01/2019 to 12/31/2019	$14.23609	$16.13509	315,816
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99058	$10.64194	39,346
01/01/2011 to 12/31/2011	$10.64194	$10.02358	74,837
01/01/2012 to 12/31/2012	$10.02358	$11.51676	97,022
01/01/2013 to 12/31/2013	$11.51676	$15.83369	159,893
01/01/2014 to 12/31/2014	$15.83369	$17.70414	254,525
01/01/2015 to 12/31/2015	$17.70414	$16.03948	213,579
01/01/2016 to 12/31/2016	$16.03948	$18.90299	194,412
01/01/2017 to 12/31/2017	$18.90299	$22.14901	221,632
01/01/2018 to 12/31/2018	$22.14901	$18.68940	235,072
01/01/2019 to 12/31/2019	$18.68940	$23.79572	223,736
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92942	$11.28154	71,949
01/01/2011 to 12/31/2011	$11.28154	$9.65674	146,939
01/01/2012 to 12/31/2012	$9.65674	$11.42561	205,439
01/01/2013 to 12/31/2013	$11.42561	$13.37174	246,278
01/01/2014 to 12/31/2014	$13.37174	$12.41833	259,880
01/01/2015 to 12/31/2015	$12.41833	$12.59154	282,160
01/01/2016 to 12/31/2016	$12.59154	$11.91034	241,229
01/01/2017 to 12/31/2017	$11.91034	$15.85623	254,110
01/01/2018 to 12/31/2018	$15.85623	$13.50753	252,168
01/01/2019 to 12/31/2019	$13.50753	$17.54167	221,539
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92929	$10.81917	69,809
01/01/2011 to 12/31/2011	$10.81917	$9.30077	130,835
01/01/2012 to 12/31/2012	$9.30077	$10.66713	176,290
01/01/2013 to 12/31/2013	$10.66713	$12.52710	187,264
01/01/2014 to 12/31/2014	$12.52710	$11.48863	198,455
01/01/2015 to 12/31/2015	$11.48863	$11.38567	173,640
01/01/2016 to 12/31/2016	$11.38567	$11.25750	186,937
01/01/2017 to 12/31/2017	$11.25750	$13.59125	182,000
01/01/2018 to 12/31/2018	$13.59125	$11.20328	169,325
01/01/2019 to 12/31/2019	$11.20328	$13.21797	180,177

A 59

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00682	$10.62325	3,681
01/01/2011 to 12/31/2011	$10.62325	$11.74255	15,848,756
01/01/2012 to 12/31/2012	$11.74255	$12.62792	6,122,695
01/01/2013 to 12/31/2013	$12.62792	$12.01813	893,990
01/01/2014 to 12/31/2014	$12.01813	$12.60885	1,029,731
01/01/2015 to 12/31/2015	$12.60885	$12.53986	4,577,264
01/01/2016 to 12/31/2016	$12.53986	$12.84539	4,606,258
01/01/2017 to 12/31/2017	$12.84539	$13.17217	1,601,617
01/01/2018 to 12/31/2018	$13.17217	$12.91259	7,985,938
01/01/2019 to 12/31/2019	$12.91259	$14.11864	1,822,175
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97683	$10.89582	737,456
01/01/2011 to 12/31/2011	$10.89582	$10.64989	1,448,339
01/01/2012 to 12/31/2012	$10.64989	$11.89058	2,683,105
01/01/2013 to 12/31/2013	$11.89058	$13.59163	3,099,193
01/01/2014 to 12/31/2014	$13.59163	$14.21092	2,839,575
01/01/2015 to 12/31/2015	$14.21092	$13.82301	2,549,581
01/01/2016 to 12/31/2016	$13.82301	$14.29747	2,391,005
01/01/2017 to 12/31/2017	$14.29747	$16.43814	2,367,419
01/01/2018 to 12/31/2018	$16.43814	$14.96609	2,121,605
01/01/2019 to 12/31/2019	$14.96609	$17.57027	1,986,154
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92194	$10.58075	195,676
01/01/2011 to 12/31/2011	$10.58075	$9.44941	270,284
01/01/2012 to 12/31/2012	$9.44941	$11.32357	420,837
01/01/2013 to 12/31/2013	$11.32357	$12.84095	490,500
01/01/2014 to 12/31/2014	$12.84095	$11.81920	504,746
01/01/2015 to 12/31/2015	$11.81920	$11.29350	498,051
01/01/2016 to 12/31/2016	$11.29350	$11.31638	469,107
01/01/2017 to 12/31/2017	$11.31638	$14.42099	497,800
01/01/2018 to 12/31/2018	$14.42099	$11.69830	459,382
01/01/2019 to 12/31/2019	$11.69830	$14.62997	465,297
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.61090	810,657
01/01/2011 to 12/31/2011	$10.61090	$10.45511	1,639,387
01/01/2012 to 12/31/2012	$10.45511	$11.37878	2,953,294
01/01/2013 to 12/31/2013	$11.37878	$12.41936	3,181,967
01/01/2014 to 12/31/2014	$12.41936	$12.87340	2,921,888
01/01/2015 to 12/31/2015	$12.87340	$12.63141	2,657,243
01/01/2016 to 12/31/2016	$12.63141	$12.89370	2,497,628
01/01/2017 to 12/31/2017	$12.89370	$14.21409	2,282,798
01/01/2018 to 12/31/2018	$14.21409	$13.25491	1,947,866
01/01/2019 to 12/31/2019	$13.25491	$14.93307	1,875,594
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97144	$10.80010	42,896
01/01/2011 to 12/31/2011	$10.80010	$10.68707	137,379
01/01/2012 to 12/31/2012	$10.68707	$12.10062	242,001
01/01/2013 to 12/31/2013	$12.10062	$16.23595	223,904
01/01/2014 to 12/31/2014	$16.23595	$17.47681	291,114
01/01/2015 to 12/31/2015	$17.47681	$19.00666	295,750
01/01/2016 to 12/31/2016	$19.00666	$18.41062	236,976
01/01/2017 to 12/31/2017	$18.41062	$24.58319	219,566
01/01/2018 to 12/31/2018	$24.58319	$23.77369	196,081
01/01/2019 to 12/31/2019	$23.77369	$30.98873	186,360

A 60

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99269	$11.33042	230,357
01/01/2011 to 12/31/2011	$11.33042	$11.03643	322,925
01/01/2012 to 12/31/2012	$11.03643	$12.17932	605,908
01/01/2013 to 12/31/2013	$12.17932	$16.35559	605,307
01/01/2014 to 12/31/2014	$16.35559	$17.78012	744,532
01/01/2015 to 12/31/2015	$17.78012	$19.23816	578,457
01/01/2016 to 12/31/2016	$19.23816	$19.96645	526,371
01/01/2017 to 12/31/2017	$19.96645	$26.10322	466,747
01/01/2018 to 12/31/2018	$26.10322	$24.96747	374,960
01/01/2019 to 12/31/2019	$24.96747	$32.30614	317,400
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98772	$10.91885	109,112
01/01/2011 to 12/31/2011	$10.91885	$10.39724	169,121
01/01/2012 to 12/31/2012	$10.39724	$12.57884	264,336
01/01/2013 to 12/31/2013	$12.57884	$15.78207	285,396
01/01/2014 to 12/31/2014	$15.78207	$16.07701	289,031
01/01/2015 to 12/31/2015	$16.07701	$15.57213	300,958
01/01/2016 to 12/31/2016	$15.57213	$16.39662	292,168
01/01/2017 to 12/31/2017	$16.39662	$19.96144	279,561
01/01/2018 to 12/31/2018	$19.96144	$17.74598	248,872
01/01/2019 to 12/31/2019	$17.74598	$22.67027	211,531
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99859	$10.32013	586,313
01/01/2013 to 12/31/2013	$10.32013	$12.06359	731,605
01/01/2014 to 12/31/2014	$12.06359	$12.46788	732,638
01/01/2015 to 12/31/2015	$12.46788	$12.10372	662,322
01/01/2016 to 12/31/2016	$12.10372	$12.41263	614,034
01/01/2017 to 12/31/2017	$12.41263	$14.21470	599,386
01/01/2018 to 12/31/2018	$14.21470	$12.81561	490,275
01/01/2019 to 12/31/2019	$12.81561	$15.46538	442,353
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.89440	60,806
01/01/2011 to 12/31/2011	$10.89440	$10.64578	94,667
01/01/2012 to 12/31/2012	$10.64578	$12.25234	162,458
01/01/2013 to 12/31/2013	$12.25234	$16.46513	177,604
01/01/2014 to 12/31/2014	$16.46513	$17.59506	154,266
01/01/2015 to 12/31/2015	$17.59506	$18.54623	146,583
01/01/2016 to 12/31/2016	$18.54623	$18.58005	136,934
01/01/2017 to 12/31/2017	$18.58005	$23.87390	126,535
01/01/2018 to 12/31/2018	$23.87390	$23.97043	121,292
01/01/2019 to 12/31/2019	$23.97043	$32.46495	109,056
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99859	$10.19489	3,514
01/01/2013 to 12/31/2013	$10.19489	$13.47958	26,310
01/01/2014 to 12/31/2014	$13.47958	$14.60434	24,990
01/01/2015 to 12/31/2015	$14.60434	$14.25237	51,718
01/01/2016 to 12/31/2016	$14.25237	$15.89439	198,100
01/01/2017 to 12/31/2017	$15.89439	$18.33417	168,622
01/01/2018 to 12/31/2018	$18.33417	$16.19161	147,621
01/01/2019 to 12/31/2019	$16.19161	$20.58742	128,499

A 61

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01991	$11.44014	173,273
01/01/2011 to 12/31/2011	$11.44014	$10.91114	217,472
01/01/2012 to 12/31/2012	$10.91114	$12.82923	372,174
01/01/2013 to 12/31/2013	$12.82923	$16.67092	405,466
01/01/2014 to 12/31/2014	$16.67092	$18.27663	428,377
01/01/2015 to 12/31/2015	$18.27663	$16.94451	871,730
01/01/2016 to 12/31/2016	$16.94451	$16.93108	751,527
01/01/2017 to 12/31/2017	$16.93108	$21.15309	730,207
01/01/2018 to 12/31/2018	$21.15309	$19.88736	625,330
01/01/2019 to 12/31/2019	$19.88736	$25.44449	509,716
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99114	$11.25860	109,466
01/01/2011 to 12/31/2011	$11.25860	$10.79250	175,157
01/01/2012 to 12/31/2012	$10.79250	$12.42576	307,952
01/01/2013 to 12/31/2013	$12.42576	$17.34560	357,009
01/01/2014 to 12/31/2014	$17.34560	$19.48059	452,206
01/01/2015 to 12/31/2015	$19.48059	$18.06995	349,941
01/01/2016 to 12/31/2016	$18.06995	$21.00158	330,477
01/01/2017 to 12/31/2017	$21.00158	$23.49230	326,704
01/01/2018 to 12/31/2018	$23.49230	$19.29382	280,605
01/01/2019 to 12/31/2019	$19.29382	$22.95158	257,470
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93907	$11.70034	288,382
01/01/2011 to 12/31/2011	$11.70034	$9.17013	402,766
01/01/2012 to 12/31/2012	$9.17013	$10.63028	643,783
01/01/2013 to 12/31/2013	$10.63028	$10.47283	729,453
01/01/2014 to 12/31/2014	$10.47283	$9.81275	721,985
01/01/2015 to 12/31/2015	$9.81275	$8.03245	666,199
01/01/2016 to 12/31/2016	$8.03245	$8.87224	563,536
01/01/2017 to 12/31/2017	$8.87224	$11.02238	652,111
01/01/2018 to 12/31/2018	$11.02238	$9.31206	540,111
01/01/2019 to 12/31/2019	$9.31206	$10.37566	550,518
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98956	$10.61981	3,242,388
01/01/2011 to 12/31/2011	$10.61981	$10.54353	4,685,807
01/01/2012 to 12/31/2012	$10.54353	$11.43927	8,150,950
01/01/2013 to 12/31/2013	$11.43927	$12.28073	7,784,675
01/01/2014 to 12/31/2014	$12.28073	$12.76916	7,360,506
01/01/2015 to 12/31/2015	$12.76916	$12.57011	6,677,572
01/01/2016 to 12/31/2016	$12.57011	$13.03960	6,247,245
01/01/2017 to 12/31/2017	$13.03960	$14.11702	5,819,448
01/01/2018 to 12/31/2018	$14.11702	$13.48165	5,062,363
01/01/2019 to 12/31/2019	$13.48165	$15.20591	4,692,560
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01851	$10.06978	11,360
01/01/2012 to 12/31/2012	$10.06978	$10.60206	88,276
01/01/2013 to 12/31/2013	$10.60206	$10.18071	112,368
01/01/2014 to 12/31/2014	$10.18071	$10.61419	161,880
01/01/2015 to 12/31/2015	$10.61419	$10.40575	171,925
01/01/2016 to 12/31/2016	$10.40575	$10.65976	230,441
01/01/2017 to 12/31/2017	$10.65976	$11.07321	308,547
01/01/2018 to 12/31/2018	$11.07321	$10.79547	288,858
01/01/2019 to 12/31/2019	$10.79547	$11.64706	296,373

A 62

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96359	$11.53321	1,767,149
01/01/2011 to 12/31/2011	$11.53321	$10.63290	3,215,517
01/01/2012 to 12/31/2012	$10.63290	$11.80236	6,241,518
01/01/2013 to 12/31/2013	$11.80236	$13.57707	6,824,464
01/01/2014 to 12/31/2014	$13.57707	$14.57389	7,295,366
01/01/2015 to 12/31/2015	$14.57389	$14.23837	11,217,661
01/01/2016 to 12/31/2016	$14.23837	$15.40973	10,514,247
01/01/2017 to 12/31/2017	$15.40973	$17.58685	16,590,958
01/01/2018 to 12/31/2018	$17.58685	$15.97319	13,980,245
01/01/2019 to 12/31/2019	$15.97319	$18.71306	12,661,238
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.91439	8,682
01/01/2011 to 12/31/2011	$10.91439	$11.10006	48,028
01/01/2012 to 12/31/2012	$11.10006	$12.96275	202,404
01/01/2013 to 12/31/2013	$12.96275	$16.87460	221,960
01/01/2014 to 12/31/2014	$16.87460	$19.44302	385,403
01/01/2015 to 12/31/2015	$19.44302	$19.70100	339,850
01/01/2016 to 12/31/2016	$19.70100	$22.24202	333,051
01/01/2017 to 12/31/2017	$22.24202	$26.73003	296,095
01/01/2018 to 12/31/2018	$26.73003	$24.11431	323,447
01/01/2019 to 12/31/2019	$24.11431	$29.50389	173,933
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99859	$8.89689	0
01/01/2012 to 12/31/2012	$8.89689	$9.89612	0
01/01/2013 to 12/31/2013	$9.89612	$11.90675	16,132
01/01/2014 to 12/31/2014	$11.90675	$12.46527	2,034
01/01/2015 to 12/31/2015	$12.46527	$12.27176	2,016
01/01/2016 to 12/31/2016	$12.27176	$12.82623	2,019
01/01/2017 to 12/31/2017	$12.82623	$14.90233	1,994
01/01/2018 to 12/31/2018	$14.90233	$13.69146	1,954
01/01/2019 to 12/31/2019	$13.69146	$16.31266	1,959
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97192	$12.18384	68,658
01/01/2011 to 12/31/2011	$12.18384	$10.40658	200,611
01/01/2012 to 12/31/2012	$10.40658	$12.28287	345,173
01/01/2013 to 12/31/2013	$12.28287	$17.00181	352,909
01/01/2014 to 12/31/2014	$17.00181	$17.53857	365,854
01/01/2015 to 12/31/2015	$17.53857	$17.47055	305,428
01/01/2016 to 12/31/2016	$17.47055	$18.49644	255,915
01/01/2017 to 12/31/2017	$18.49644	$23.21770	232,956
01/01/2018 to 12/31/2018	$23.21770	$20.34619	184,203
01/01/2019 to 12/31/2019	$20.34619	$27.29708	161,321
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96097	$12.64476	51,212
01/01/2011 to 12/31/2011	$12.64476	$12.30830	117,969
01/01/2012 to 12/31/2012	$12.30830	$13.57203	225,275
01/01/2013 to 12/31/2013	$13.57203	$18.03404	249,619
01/01/2014 to 12/31/2014	$18.03404	$18.40461	222,602
01/01/2015 to 12/31/2015	$18.40461	$18.23393	238,631
01/01/2016 to 12/31/2016	$18.23393	$20.08921	200,979
01/01/2017 to 12/31/2017	$20.08921	$24.47172	175,989
01/01/2018 to 12/31/2018	$24.47172	$22.03199	161,207
01/01/2019 to 12/31/2019	$22.03199	$28.18087	152,670

A 63

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96440	$11.49200	44,213
01/01/2011 to 12/31/2011	$11.49200	$10.62167	63,209
01/01/2012 to 12/31/2012	$10.62167	$12.33695	107,553
01/01/2013 to 12/31/2013	$12.33695	$16.66308	104,066
01/01/2014 to 12/31/2014	$16.66308	$17.24268	103,322
01/01/2015 to 12/31/2015	$17.24268	$16.21902	85,907
01/01/2016 to 12/31/2016	$16.21902	$20.60010	102,032
01/01/2017 to 12/31/2017	$20.60010	$21.73867	109,959
01/01/2018 to 12/31/2018	$21.73867	$17.71857	79,065
01/01/2019 to 12/31/2019	$17.71857	$21.24564	78,041
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99229	$10.71605	2,863,672
01/01/2011 to 12/31/2011	$10.71605	$10.74314	5,207,868
01/01/2012 to 12/31/2012	$10.74314	$11.98557	11,334,791
01/01/2013 to 12/31/2013	$11.98557	$13.76509	12,437,947
01/01/2014 to 12/31/2014	$13.76509	$14.32668	11,920,680
01/01/2015 to 12/31/2015	$14.32668	$14.08904	14,657,282
01/01/2016 to 12/31/2016	$14.08904	$14.89482	13,808,489
01/01/2017 to 12/31/2017	$14.89482	$16.89832	12,881,246
01/01/2018 to 12/31/2018	$16.89832	$15.72480	11,596,731
01/01/2019 to 12/31/2019	$15.72480	$18.67952	9,989,556
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97117	$11.16117	215,479
01/01/2011 to 12/31/2011	$11.16117	$10.78581	352,937
01/01/2012 to 12/31/2012	$10.78581	$12.46639	709,302
01/01/2013 to 12/31/2013	$12.46639	$17.64982	724,960
01/01/2014 to 12/31/2014	$17.64982	$18.79769	756,452
01/01/2015 to 12/31/2015	$18.79769	$20.24900	750,303
01/01/2016 to 12/31/2016	$20.24900	$20.44263	686,225
01/01/2017 to 12/31/2017	$20.44263	$27.70961	639,613
01/01/2018 to 12/31/2018	$27.70961	$28.28909	612,598
01/01/2019 to 12/31/2019	$28.28909	$35.65861	517,915
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98620	$10.69150	26,996
01/01/2011 to 12/31/2011	$10.69150	$10.45834	100,606
01/01/2012 to 12/31/2012	$10.45834	$11.65803	294,769
01/01/2013 to 12/31/2013	$11.65803	$15.42829	320,867
01/01/2014 to 12/31/2014	$15.42829	$15.40233	247,588
01/01/2015 to 12/31/2015	$15.40233	$14.22243	232,708
01/01/2016 to 12/31/2016	$14.22243	$14.83806	213,111
01/01/2017 to 12/31/2017	$14.83806	$17.00087	203,781
01/01/2018 to 12/31/2018	$17.00087	$15.08768	206,422
01/01/2019 to 12/31/2019	$15.08768	$18.68276	753,582
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85984	$11.50158	240,457
01/01/2011 to 12/31/2011	$11.50158	$9.61963	356,895
01/01/2012 to 12/31/2012	$9.61963	$9.79779	584,029
01/01/2013 to 12/31/2013	$9.79779	$11.11270	574,041
01/01/2014 to 12/31/2014	$11.11270	$10.01041	653,435
01/01/2015 to 12/31/2015	$10.01041	$7.94568	556,141
01/01/2016 to 12/31/2016	$7.94568	$9.73362	487,193
01/01/2017 to 12/31/2017	$9.73362	$10.55477	521,881
01/01/2018 to 12/31/2018	$10.55477	$8.64662	413,525
01/01/2019 to 12/31/2019	$8.64662	$9.93334	451,553

A 64

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98028	$10.33385	143,314
01/01/2011 to 12/31/2011	$10.33385	$10.57749	215,632
01/01/2012 to 12/31/2012	$10.57749	$10.94077	334,073
01/01/2013 to 12/31/2013	$10.94077	$10.35114	353,773
01/01/2014 to 12/31/2014	$10.35114	$10.23181	317,556
01/01/2015 to 12/31/2015	$10.23181	$9.59352	275,463
01/01/2016 to 12/31/2016	$9.59352	$9.84178	248,263
01/01/2017 to 12/31/2017	$9.84178	$9.87243	288,451
01/01/2018 to 12/31/2018	$9.87243	$9.89771	250,218
01/01/2019 to 12/31/2019	$9.89771	$9.88552	241,895
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98885	$11.52646	90,429
01/01/2011 to 12/31/2011	$11.52646	$10.93968	104,000
01/01/2012 to 12/31/2012	$10.93968	$12.73323	155,834
01/01/2013 to 12/31/2013	$12.73323	$16.57418	151,603
01/01/2014 to 12/31/2014	$16.57418	$18.73137	124,047
01/01/2015 to 12/31/2015	$18.73137	$17.19612	103,329
01/01/2016 to 12/31/2016	$17.19612	$19.27023	84,707
01/01/2017 to 12/31/2017	$19.27023	$22.45389	91,530
01/01/2018 to 12/31/2018	$22.45389	$18.42270	77,842
01/01/2019 to 12/31/2019	$18.42270	$21.57673	83,382
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99859	$8.83435	317,149
01/01/2012 to 12/31/2012	$8.83435	$9.63986	1,128,299
01/01/2013 to 12/31/2013	$9.63986	$11.41894	1,513,199
01/01/2014 to 12/31/2014	$11.41894	$11.84282	2,692,810
01/01/2015 to 12/31/2015	$11.84282	$11.56788	2,525,006
01/01/2016 to 12/31/2016	$11.56788	$12.11360	2,311,573
01/01/2017 to 12/31/2017	$12.11360	$13.52694	2,124,061
01/01/2018 to 12/31/2018	$13.52694	$12.63128	1,810,082
01/01/2019 to 12/31/2019	$12.63128	$14.96871	1,591,186
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.42309	325,487
01/01/2011 to 12/31/2011	$10.42309	$10.86347	572,681
01/01/2012 to 12/31/2012	$10.86347	$11.51711	894,105
01/01/2013 to 12/31/2013	$11.51711	$11.15231	1,063,222
01/01/2014 to 12/31/2014	$11.15231	$11.75168	1,214,910
01/01/2015 to 12/31/2015	$11.75168	$11.69480	1,339,106
01/01/2016 to 12/31/2016	$11.69480	$12.08851	1,341,625
01/01/2017 to 12/31/2017	$12.08851	$12.63316	1,428,098
01/01/2018 to 12/31/2018	$12.63316	$12.13609	1,900,964
01/01/2019 to 12/31/2019	$12.13609	$13.39734	1,786,664
*Denotes the start date of these sub-accounts

A 65

PREMIER RETIREMENT B SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96772	$10.79905	154,943
01/01/2011 to 12/31/2011	$10.79905	$10.31246	132,153
01/01/2012 to 12/31/2012	$10.31246	$11.38762	114,082
01/01/2013 to 12/31/2013	$11.38762	$12.28555	427,780
01/01/2014 to 12/31/2014	$12.28555	$12.51236	711,241
01/01/2015 to 12/31/2015	$12.51236	$11.87950	707,194
01/01/2016 to 12/31/2016	$11.87950	$12.39266	652,493
01/01/2017 to 12/31/2017	$12.39266	$13.68793	614,310
01/01/2018 to 12/31/2018	$13.68793	$12.33410	417,414
01/01/2019 to 12/31/2019	$12.33410	$14.04247	464,848
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97840	$10.90484	298,834
01/01/2011 to 12/31/2011	$10.90484	$10.71003	216,324
01/01/2012 to 12/31/2012	$10.71003	$11.94022	205,646
01/01/2013 to 12/31/2013	$11.94022	$13.65281	1,121,713
01/01/2014 to 12/31/2014	$13.65281	$14.21155	1,856,778
01/01/2015 to 12/31/2015	$14.21155	$14.05353	2,105,517
01/01/2016 to 12/31/2016	$14.05353	$14.76693	2,054,766
01/01/2017 to 12/31/2017	$14.76693	$16.93929	1,977,760
01/01/2018 to 12/31/2018	$16.93929	$15.63766	1,550,628
01/01/2019 to 12/31/2019	$15.63766	$18.69395	1,564,026
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98748	$10.79117	253,274
01/01/2011 to 12/31/2011	$10.79117	$10.39420	169,711
01/01/2012 to 12/31/2012	$10.39420	$11.24487	146,649
01/01/2013 to 12/31/2013	$11.24487	$12.40346	619,536
01/01/2014 to 12/31/2014	$12.40346	$12.79317	901,167
01/01/2015 to 12/31/2015	$12.79317	$12.52933	1,941,390
01/01/2016 to 12/31/2016	$12.52933	$12.88360	1,829,141
01/01/2017 to 12/31/2017	$12.88360	$14.69123	1,813,233
01/01/2018 to 12/31/2018	$14.69123	$13.27175	1,319,794
01/01/2019 to 12/31/2019	$13.27175	$15.36938	1,375,743
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98868	$10.75742	495,866
01/01/2011 to 12/31/2011	$10.75742	$10.42508	429,911
01/01/2012 to 12/31/2012	$10.42508	$11.50261	393,067
01/01/2013 to 12/31/2013	$11.50261	$13.27553	1,074,399
01/01/2014 to 12/31/2014	$13.27553	$13.87277	1,959,032
01/01/2015 to 12/31/2015	$13.87277	$13.67396	2,175,371
01/01/2016 to 12/31/2016	$13.67396	$14.25960	2,120,713
01/01/2017 to 12/31/2017	$14.25960	$16.07475	2,066,118
01/01/2018 to 12/31/2018	$16.07475	$14.98965	1,731,857
01/01/2019 to 12/31/2019	$14.98965	$17.56017	1,583,047

A 66

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99842	$9.15128	0
01/01/2012 to 12/31/2012	$9.15128	$10.04504	0
01/01/2013 to 12/31/2013	$10.04504	$10.92367	311,359
01/01/2014 to 12/31/2014	$10.92367	$11.24074	702,297
01/01/2015 to 12/31/2015	$11.24074	$10.69626	864,137
01/01/2016 to 12/31/2016	$10.69626	$11.22383	855,734
01/01/2017 to 12/31/2017	$11.22383	$12.39979	873,885
01/01/2018 to 12/31/2018	$12.39979	$11.52080	655,547
01/01/2019 to 12/31/2019	$11.52080	$13.29333	668,334
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00785	$10.08594	15,226
01/01/2011 to 12/31/2011	$10.08594	$10.11721	11,174
01/01/2012 to 12/31/2012	$10.11721	$10.39081	10,747
01/01/2013 to 12/31/2013	$10.39081	$9.97182	48,740
01/01/2014 to 12/31/2014	$9.97182	$9.77297	96,935
01/01/2015 to 12/31/2015	$9.77297	$9.63362	76,421
01/01/2016 to 12/31/2016	$9.63362	$9.60532	100,033
01/01/2017 to 12/31/2017	$9.60532	$9.58362	67,512
01/01/2018 to 12/31/2018	$9.58362	$9.47050	54,230
01/01/2019 to 12/31/2019	$9.47050	$9.71997	58,062
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00677	$10.35874	160,936
01/01/2011 to 12/31/2011	$10.35874	$10.48519	94,123
01/01/2012 to 12/31/2012	$10.48519	$11.24454	84,364
01/01/2013 to 12/31/2013	$11.24454	$10.82817	68,270
01/01/2014 to 12/31/2014	$10.82817	$11.07205	80,588
01/01/2015 to 12/31/2015	$11.07205	$10.63279	65,477
01/01/2016 to 12/31/2016	$10.63279	$10.87224	54,678
01/01/2017 to 12/31/2017	$10.87224	$11.13147	56,514
01/01/2018 to 12/31/2018	$11.13147	$10.84682	28,624
01/01/2019 to 12/31/2019	$10.84682	$11.62229	73,124
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99842	$10.63662	0
01/01/2011 to 12/31/2011	$10.63662	$12.10168	0
01/01/2012 to 12/31/2012	$12.10168	$12.56702	91,657
01/01/2013 to 12/31/2013	$12.56702	$11.73261	102,967
01/01/2014 to 12/31/2014	$11.73261	$12.00049	59,139
01/01/2015 to 12/31/2015	$12.00049	$11.89863	71,094
01/01/2016 to 12/31/2016	$11.89863	$11.84192	65,291
01/01/2017 to 12/31/2017	$11.84192	$11.70583	37,693
01/01/2018 to 12/31/2018	$11.70583	$11.54681	484,635
01/01/2019 to 12/31/2019	$11.54681	$11.48569	0
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00925	$10.66744	0
01/01/2011 to 12/31/2011	$10.66744	$12.41953	470
01/01/2012 to 12/31/2012	$12.41953	$12.95314	0
01/01/2013 to 12/31/2013	$12.95314	$11.87901	174,512
01/01/2014 to 12/31/2014	$11.87901	$12.37107	139,121
01/01/2015 to 12/31/2015	$12.37107	$12.32133	194,851
01/01/2016 to 12/31/2016	$12.32133	$12.32424	158,050
01/01/2017 to 12/31/2017	$12.32424	$12.19778	47,043
01/01/2018 to 12/31/2018	$12.19778	$11.99964	56,525
01/01/2019 to 12/31/2019	$11.99964	$12.18363	510,310

A 67

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00818	$10.76903	0
01/01/2011 to 12/31/2011	$10.76903	$12.70955	861,992
01/01/2012 to 12/31/2012	$12.70955	$13.31482	810,057
01/01/2013 to 12/31/2013	$13.31482	$12.14747	199,150
01/01/2014 to 12/31/2014	$12.14747	$12.83201	332,494
01/01/2015 to 12/31/2015	$12.83201	$12.81266	320,540
01/01/2016 to 12/31/2016	$12.81266	$12.82527	261,437
01/01/2017 to 12/31/2017	$12.82527	$12.78103	87,087
01/01/2018 to 12/31/2018	$12.78103	$12.54546	60,955
01/01/2019 to 12/31/2019	$12.54546	$12.93078	154,231
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99842	$12.00835	353,944
01/01/2012 to 12/31/2012	$12.00835	$12.46866	553,030
01/01/2013 to 12/31/2013	$12.46866	$11.03969	690,229
01/01/2014 to 12/31/2014	$11.03969	$11.95288	531,200
01/01/2015 to 12/31/2015	$11.95288	$11.97163	538,439
01/01/2016 to 12/31/2016	$11.97163	$11.95917	359,165
01/01/2017 to 12/31/2017	$11.95917	$11.91655	292,576
01/01/2018 to 12/31/2018	$11.91655	$11.67173	86,078
01/01/2019 to 12/31/2019	$11.67173	$12.12452	78,393
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99790	$10.38840	79,723
01/01/2013 to 12/31/2013	$10.38840	$9.15159	1,355,620
01/01/2014 to 12/31/2014	$9.15159	$10.11067	483,237
01/01/2015 to 12/31/2015	$10.11067	$10.18710	3,257
01/01/2016 to 12/31/2016	$10.18710	$10.18486	56,018
01/01/2017 to 12/31/2017	$10.18486	$10.16122	46,773
01/01/2018 to 12/31/2018	$10.16122	$9.94091	23,547
01/01/2019 to 12/31/2019	$9.94091	$10.38676	3,634
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99895	$8.74065	98,599
01/01/2014 to 12/31/2014	$8.74065	$9.82571	272,791
01/01/2015 to 12/31/2015	$9.82571	$9.91282	14,331
01/01/2016 to 12/31/2016	$9.91282	$9.91025	0
01/01/2017 to 12/31/2017	$9.91025	$9.88602	247,080
01/01/2018 to 12/31/2018	$9.88602	$9.63479	205,428
01/01/2019 to 12/31/2019	$9.63479	$10.20371	96,264
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99895	$11.29143	77,127
01/01/2015 to 12/31/2015	$11.29143	$11.29830	998,407
01/01/2016 to 12/31/2016	$11.29830	$11.35800	0
01/01/2017 to 12/31/2017	$11.35800	$11.34658	0
01/01/2018 to 12/31/2018	$11.34658	$11.04810	90,397
01/01/2019 to 12/31/2019	$11.04810	$11.78307	33,065
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99895	$9.92773	91,167
01/01/2016 to 12/31/2016	$9.92773	$9.94169	1,061,459
01/01/2017 to 12/31/2017	$9.94169	$9.98937	716,149
01/01/2018 to 12/31/2018	$9.98937	$9.69663	660,306
01/01/2019 to 12/31/2019	$9.69663	$10.46638	594,538
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99790	$9.86937	657,558
01/01/2017 to 12/31/2017	$9.86937	$9.94229	428,070
01/01/2018 to 12/31/2018	$9.94229	$9.62962	330,407
01/01/2019 to 12/31/2019	$9.62962	$10.45627	217,881

A 68

A 69

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99790	$10.02639	0
01/01/2018 to 12/31/2018	$10.02639	$9.63278	410,196
01/01/2019 to 12/31/2019	$9.63278	$10.54486	98,842
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99790	$9.65205	13,088
01/01/2019 to 12/31/2019	$9.65205	$10.63309	299,599
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99895	$11.22275	79,860
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97759	$10.83811	288,561
01/01/2011 to 12/31/2011	$10.83811	$10.37448	161,314
01/01/2012 to 12/31/2012	$10.37448	$11.57366	136,989
01/01/2013 to 12/31/2013	$11.57366	$13.92892	726,695
01/01/2014 to 12/31/2014	$13.92892	$14.62013	1,647,889
01/01/2015 to 12/31/2015	$14.62013	$14.41893	2,103,110
01/01/2016 to 12/31/2016	$14.41893	$15.11264	2,268,473
01/01/2017 to 12/31/2017	$15.11264	$17.47869	2,301,978
01/01/2018 to 12/31/2018	$17.47869	$16.07872	1,776,864
01/01/2019 to 12/31/2019	$16.07872	$19.28247	1,962,744
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99842	$11.63768	1,787
01/01/2014 to 12/31/2014	$11.63768	$12.97041	33,733
01/01/2015 to 12/31/2015	$12.97041	$12.26956	36,945
01/01/2016 to 12/31/2016	$12.26956	$13.82976	35,364
01/01/2017 to 12/31/2017	$13.82976	$16.06461	34,537
01/01/2018 to 12/31/2018	$16.06461	$15.00682	27,174
01/01/2019 to 12/31/2019	$15.00682	$19.29017	33,990
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$9.97009	$11.55054	6,075
01/01/2011 to 12/31/2011	$11.55054	$10.76044	2,731
01/01/2012 to 12/31/2012	$10.76044	$13.38514	2,361
01/01/2013 to 12/31/2013	$13.38514	$13.70175	1,196
01/01/2014 to 12/31/2014	$13.70175	$15.31302	5,133
01/01/2015 to 12/31/2015	$15.31302	$15.00855	4,492
01/01/2016 to 12/31/2016	$15.00855	$14.85588	4,835
01/01/2017 to 12/31/2017	$14.85588	$16.16100	4,010
01/01/2018 to 12/31/2018	$16.16100	$15.10567	4,470
01/01/2019 to 12/31/2019	$15.10567	$18.54223	3,802
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95981	$11.79118	8,354
01/01/2011 to 12/31/2011	$11.79118	$12.32991	9,082
01/01/2012 to 12/31/2012	$12.32991	$13.95173	6,438
01/01/2013 to 12/31/2013	$13.95173	$14.11551	4,554
01/01/2014 to 12/31/2014	$14.11551	$18.12815	18,315
01/01/2015 to 12/31/2015	$18.12815	$18.64520	23,256
01/01/2016 to 12/31/2016	$18.64520	$19.17255	24,618
01/01/2017 to 12/31/2017	$19.17255	$19.98393	18,099
01/01/2018 to 12/31/2018	$19.98393	$18.67009	16,344
01/01/2019 to 12/31/2019	$18.67009	$24.03292	14,863

A 70

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97590	$11.02002	203,708
01/01/2011 to 12/31/2011	$11.02002	$10.64837	156,932
01/01/2012 to 12/31/2012	$10.64837	$11.55676	142,625
01/01/2013 to 12/31/2013	$11.55676	$13.01069	531,149
01/01/2014 to 12/31/2014	$13.01069	$13.16575	872,849
01/01/2015 to 12/31/2015	$13.16575	$13.04361	1,193,809
01/01/2016 to 12/31/2016	$13.04361	$13.34057	1,209,702
01/01/2017 to 12/31/2017	$13.34057	$15.24362	1,156,419
01/01/2018 to 12/31/2018	$15.24362	$13.79435	911,474
01/01/2019 to 12/31/2019	$13.79435	$16.23881	898,806
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98817	$10.70690	133,407
01/01/2011 to 12/31/2011	$10.70690	$10.45048	88,967
01/01/2012 to 12/31/2012	$10.45048	$11.29012	62,652
01/01/2013 to 12/31/2013	$11.29012	$12.16343	470,528
01/01/2014 to 12/31/2014	$12.16343	$12.41448	771,815
01/01/2015 to 12/31/2015	$12.41448	$12.06788	821,049
01/01/2016 to 12/31/2016	$12.06788	$12.46133	805,442
01/01/2017 to 12/31/2017	$12.46133	$13.72685	1,098,834
01/01/2018 to 12/31/2018	$13.72685	$12.51425	874,431
01/01/2019 to 12/31/2019	$12.51425	$14.24339	899,504
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96505	$11.49647	12,376
01/01/2011 to 12/31/2011	$11.49647	$11.42521	9,830
01/01/2012 to 12/31/2012	$11.42521	$12.96647	6,907
01/01/2013 to 12/31/2013	$12.96647	$17.65730	12,855
01/01/2014 to 12/31/2014	$17.65730	$18.56865	19,041
01/01/2015 to 12/31/2015	$18.56865	$17.21498	17,290
01/01/2016 to 12/31/2016	$17.21498	$20.99466	16,559
01/01/2017 to 12/31/2017	$20.99466	$23.10732	15,597
01/01/2018 to 12/31/2018	$23.10732	$19.47796	12,487
01/01/2019 to 12/31/2019	$19.47796	$23.43332	17,824
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99843	$9.84822	634
01/01/2011 to 12/31/2011	$9.84822	$9.66356	390
01/01/2012 to 12/31/2012	$9.66356	$9.48024	275
01/01/2013 to 12/31/2013	$9.48024	$9.30014	11,794
01/01/2014 to 12/31/2014	$9.30014	$9.12348	55,662
01/01/2015 to 12/31/2015	$9.12348	$8.95015	45,175
01/01/2016 to 12/31/2016	$8.95015	$8.78059	20,871
01/01/2017 to 12/31/2017	$8.78059	$8.64352	17,771
01/01/2018 to 12/31/2018	$8.64352	$8.58869	24,344
01/01/2019 to 12/31/2019	$8.58869	$8.56794	3,827
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98440	$10.76839	14,033
01/01/2011 to 12/31/2011	$10.76839	$10.89931	11,010
01/01/2012 to 12/31/2012	$10.89931	$12.17532	9,565
01/01/2013 to 12/31/2013	$12.17532	$12.80158	10,980
01/01/2014 to 12/31/2014	$12.80158	$12.87958	52,516
01/01/2015 to 12/31/2015	$12.87958	$12.18460	60,688
01/01/2016 to 12/31/2016	$12.18460	$13.79401	56,464
01/01/2017 to 12/31/2017	$13.79401	$14.54378	46,813
01/01/2018 to 12/31/2018	$14.54378	$13.98263	31,469
01/01/2019 to 12/31/2019	$13.98263	$15.81572	29,633

A 71

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99041	$10.62452	0
01/01/2011 to 12/31/2011	$10.62452	$9.98690	0
01/01/2012 to 12/31/2012	$9.98690	$11.45122	0
01/01/2013 to 12/31/2013	$11.45122	$15.71162	9,401
01/01/2014 to 12/31/2014	$15.71162	$17.53196	26,182
01/01/2015 to 12/31/2015	$17.53196	$15.85109	26,087
01/01/2016 to 12/31/2016	$15.85109	$18.64310	26,396
01/01/2017 to 12/31/2017	$18.64310	$21.80018	25,650
01/01/2018 to 12/31/2018	$21.80018	$18.35737	22,460
01/01/2019 to 12/31/2019	$18.35737	$23.32541	28,457
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92925	$11.26302	11,414
01/01/2011 to 12/31/2011	$11.26302	$9.62127	7,245
01/01/2012 to 12/31/2012	$9.62127	$11.36049	6,477
01/01/2013 to 12/31/2013	$11.36049	$13.26847	4,617
01/01/2014 to 12/31/2014	$13.26847	$12.29718	7,578
01/01/2015 to 12/31/2015	$12.29718	$12.44336	5,012
01/01/2016 to 12/31/2016	$12.44336	$11.74631	6,479
01/01/2017 to 12/31/2017	$11.74631	$15.60622	5,241
01/01/2018 to 12/31/2018	$15.60622	$13.26744	2,697
01/01/2019 to 12/31/2019	$13.26744	$17.19477	5,100
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92912	$10.80157	5,018
01/01/2011 to 12/31/2011	$10.80157	$9.26679	3,829
01/01/2012 to 12/31/2012	$9.26679	$10.60652	3,715
01/01/2013 to 12/31/2013	$10.60652	$12.43063	6,000
01/01/2014 to 12/31/2014	$12.43063	$11.37699	7,716
01/01/2015 to 12/31/2015	$11.37699	$11.25207	6,928
01/01/2016 to 12/31/2016	$11.25207	$11.10280	6,423
01/01/2017 to 12/31/2017	$11.10280	$13.37734	6,782
01/01/2018 to 12/31/2018	$13.37734	$11.00440	3,487
01/01/2019 to 12/31/2019	$11.00440	$12.95687	6,550
AST Investment Grade Bond Portfolio
02/25/2013* to 12/31/2013	$10.04416	$9.58248	0
01/01/2014 to 12/31/2014	$9.58248	$10.03301	4,360
01/01/2015 to 12/31/2015	$10.03301	$9.95788	571,958
01/01/2016 to 12/31/2016	$9.95788	$10.17981	1,034,456
01/01/2017 to 12/31/2017	$10.17981	$10.41759	93,507
01/01/2018 to 12/31/2018	$10.41759	$10.19139	3,642,121
01/01/2019 to 12/31/2019	$10.19139	$11.12060	126,657
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97666	$10.87788	50,507
01/01/2011 to 12/31/2011	$10.87788	$10.61070	47,740
01/01/2012 to 12/31/2012	$10.61070	$11.82263	49,065
01/01/2013 to 12/31/2013	$11.82263	$13.48642	305,865
01/01/2014 to 12/31/2014	$13.48642	$14.07221	546,197
01/01/2015 to 12/31/2015	$14.07221	$13.66023	661,769
01/01/2016 to 12/31/2016	$13.66023	$14.10036	663,148
01/01/2017 to 12/31/2017	$14.10036	$16.17872	632,067
01/01/2018 to 12/31/2018	$16.17872	$14.69972	518,532
01/01/2019 to 12/31/2019	$14.69972	$17.22240	492,950

A 72

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92178	$10.56344	4,504
01/01/2011 to 12/31/2011	$10.56344	$9.41473	1,853
01/01/2012 to 12/31/2012	$9.41473	$11.25910	2,083
01/01/2013 to 12/31/2013	$11.25910	$12.74180	4,419
01/01/2014 to 12/31/2014	$12.74180	$11.70410	30,339
01/01/2015 to 12/31/2015	$11.70410	$11.16087	30,425
01/01/2016 to 12/31/2016	$11.16087	$11.16076	30,859
01/01/2017 to 12/31/2017	$11.16076	$14.19373	29,695
01/01/2018 to 12/31/2018	$14.19373	$11.49043	29,278
01/01/2019 to 12/31/2019	$11.49043	$14.34080	21,385
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.59346	112,641
01/01/2011 to 12/31/2011	$10.59346	$10.41679	83,867
01/01/2012 to 12/31/2012	$10.41679	$11.31408	70,443
01/01/2013 to 12/31/2013	$11.31408	$12.32370	180,845
01/01/2014 to 12/31/2014	$12.32370	$12.74837	349,981
01/01/2015 to 12/31/2015	$12.74837	$12.48326	424,604
01/01/2016 to 12/31/2016	$12.48326	$12.71671	414,355
01/01/2017 to 12/31/2017	$12.71671	$13.99053	471,411
01/01/2018 to 12/31/2018	$13.99053	$13.01980	332,797
01/01/2019 to 12/31/2019	$13.01980	$14.63843	368,368
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97127	$10.78242	17,547
01/01/2011 to 12/31/2011	$10.78242	$10.64798	11,764
01/01/2012 to 12/31/2012	$10.64798	$12.03168	10,338
01/01/2013 to 12/31/2013	$12.03168	$16.11071	4,038
01/01/2014 to 12/31/2014	$16.11071	$17.30665	6,517
01/01/2015 to 12/31/2015	$17.30665	$18.78339	5,553
01/01/2016 to 12/31/2016	$18.78339	$18.15736	5,168
01/01/2017 to 12/31/2017	$18.15736	$24.19589	5,624
01/01/2018 to 12/31/2018	$24.19589	$23.35129	5,292
01/01/2019 to 12/31/2019	$23.35129	$30.37627	6,063
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99253	$11.31191	6,498
01/01/2011 to 12/31/2011	$11.31191	$10.99595	2,780
01/01/2012 to 12/31/2012	$10.99595	$12.10993	2,872
01/01/2013 to 12/31/2013	$12.10993	$16.22936	2,771
01/01/2014 to 12/31/2014	$16.22936	$17.60703	11,626
01/01/2015 to 12/31/2015	$17.60703	$19.01221	9,072
01/01/2016 to 12/31/2016	$19.01221	$19.69184	7,431
01/01/2017 to 12/31/2017	$19.69184	$25.69193	6,460
01/01/2018 to 12/31/2018	$25.69193	$24.52367	4,243
01/01/2019 to 12/31/2019	$24.52367	$31.66749	10,527
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98755	$10.90100	7,833
01/01/2011 to 12/31/2011	$10.90100	$10.35922	5,493
01/01/2012 to 12/31/2012	$10.35922	$12.50742	3,959
01/01/2013 to 12/31/2013	$12.50742	$15.66056	3,078
01/01/2014 to 12/31/2014	$15.66056	$15.92073	5,144
01/01/2015 to 12/31/2015	$15.92073	$15.38936	5,888
01/01/2016 to 12/31/2016	$15.38936	$16.17127	6,464
01/01/2017 to 12/31/2017	$16.17127	$19.64715	8,015
01/01/2018 to 12/31/2018	$19.64715	$17.43073	7,575
01/01/2019 to 12/31/2019	$17.43073	$22.22222	17,366

A 73

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99843	$10.30591	4,572
01/01/2013 to 12/31/2013	$10.30591	$12.02243	164,303
01/01/2014 to 12/31/2014	$12.02243	$12.40002	354,444
01/01/2015 to 12/31/2015	$12.40002	$12.01335	465,156
01/01/2016 to 12/31/2016	$12.01335	$12.29506	512,880
01/01/2017 to 12/31/2017	$12.29506	$14.05136	484,245
01/01/2018 to 12/31/2018	$14.05136	$12.64242	370,940
01/01/2019 to 12/31/2019	$12.64242	$15.22538	407,174
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.87655	6,060
01/01/2011 to 12/31/2011	$10.87655	$10.60683	2,566
01/01/2012 to 12/31/2012	$10.60683	$12.18265	3,081
01/01/2013 to 12/31/2013	$12.18265	$16.33812	6,084
01/01/2014 to 12/31/2014	$16.33812	$17.42381	9,878
01/01/2015 to 12/31/2015	$17.42381	$18.32835	8,406
01/01/2016 to 12/31/2016	$18.32835	$18.32462	8,939
01/01/2017 to 12/31/2017	$18.32462	$23.49795	6,758
01/01/2018 to 12/31/2018	$23.49795	$23.54466	5,258
01/01/2019 to 12/31/2019	$23.54466	$31.82341	7,300
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99843	$10.18715	0
01/01/2013 to 12/31/2013	$10.18715	$13.44187	4,666
01/01/2014 to 12/31/2014	$13.44187	$14.53393	6,768
01/01/2015 to 12/31/2015	$14.53393	$14.15468	8,281
01/01/2016 to 12/31/2016	$14.15468	$15.75350	9,147
01/01/2017 to 12/31/2017	$15.75350	$18.13481	9,863
01/01/2018 to 12/31/2018	$18.13481	$15.98283	7,112
01/01/2019 to 12/31/2019	$15.98283	$20.28059	6,437
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01975	$11.42143	14,643
01/01/2011 to 12/31/2011	$11.42143	$10.87115	10,984
01/01/2012 to 12/31/2012	$10.87115	$12.75606	6,987
01/01/2013 to 12/31/2013	$12.75606	$16.54211	13,075
01/01/2014 to 12/31/2014	$16.54211	$18.09847	21,528
01/01/2015 to 12/31/2015	$18.09847	$16.74518	39,669
01/01/2016 to 12/31/2016	$16.74518	$16.69798	40,367
01/01/2017 to 12/31/2017	$16.69798	$20.81960	44,253
01/01/2018 to 12/31/2018	$20.81960	$19.53372	26,873
01/01/2019 to 12/31/2019	$19.53372	$24.94126	32,213
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99098	$11.24020	2,569
01/01/2011 to 12/31/2011	$11.24020	$10.75300	1,902
01/01/2012 to 12/31/2012	$10.75300	$12.35515	1,785
01/01/2013 to 12/31/2013	$12.35515	$17.21196	17,385
01/01/2014 to 12/31/2014	$17.21196	$19.29110	24,085
01/01/2015 to 12/31/2015	$19.29110	$17.85778	20,175
01/01/2016 to 12/31/2016	$17.85778	$20.71307	20,560
01/01/2017 to 12/31/2017	$20.71307	$23.12258	22,463
01/01/2018 to 12/31/2018	$23.12258	$18.95129	13,203
01/01/2019 to 12/31/2019	$18.95129	$22.49821	9,537

A 74

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93890	$11.68109	24,943
01/01/2011 to 12/31/2011	$11.68109	$9.13642	17,385
01/01/2012 to 12/31/2012	$9.13642	$10.56957	10,106
01/01/2013 to 12/31/2013	$10.56957	$10.39181	14,396
01/01/2014 to 12/31/2014	$10.39181	$9.71685	17,017
01/01/2015 to 12/31/2015	$9.71685	$7.93770	15,640
01/01/2016 to 12/31/2016	$7.93770	$8.74987	17,206
01/01/2017 to 12/31/2017	$8.74987	$10.84837	13,858
01/01/2018 to 12/31/2018	$10.84837	$9.14636	9,425
01/01/2019 to 12/31/2019	$9.14636	$10.17036	14,895
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98939	$10.60245	393,476
01/01/2011 to 12/31/2011	$10.60245	$10.50489	272,532
01/01/2012 to 12/31/2012	$10.50489	$11.37415	244,555
01/01/2013 to 12/31/2013	$11.37415	$12.18605	691,299
01/01/2014 to 12/31/2014	$12.18605	$12.64490	1,143,117
01/01/2015 to 12/31/2015	$12.64490	$12.42241	1,257,307
01/01/2016 to 12/31/2016	$12.42241	$12.86037	1,278,579
01/01/2017 to 12/31/2017	$12.86037	$13.89478	1,590,624
01/01/2018 to 12/31/2018	$13.89478	$13.24226	1,183,479
01/01/2019 to 12/31/2019	$13.24226	$14.90552	1,161,213
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01834	$10.06623	0
01/01/2012 to 12/31/2012	$10.06623	$10.57685	0
01/01/2013 to 12/31/2013	$10.57685	$10.13596	345
01/01/2014 to 12/31/2014	$10.13596	$10.54611	69,760
01/01/2015 to 12/31/2015	$10.54611	$10.31799	82,414
01/01/2016 to 12/31/2016	$10.31799	$10.54843	82,362
01/01/2017 to 12/31/2017	$10.54843	$10.93540	78,782
01/01/2018 to 12/31/2018	$10.93540	$10.63925	39,237
01/01/2019 to 12/31/2019	$10.63925	$11.45521	31,109
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96342	$11.51434	138,008
01/01/2011 to 12/31/2011	$11.51434	$10.59391	87,805
01/01/2012 to 12/31/2012	$10.59391	$11.73515	80,358
01/01/2013 to 12/31/2013	$11.73515	$13.47231	486,763
01/01/2014 to 12/31/2014	$13.47231	$14.43197	1,078,879
01/01/2015 to 12/31/2015	$14.43197	$14.07110	1,496,821
01/01/2016 to 12/31/2016	$14.07110	$15.19778	1,551,233
01/01/2017 to 12/31/2017	$15.19778	$17.30972	3,076,300
01/01/2018 to 12/31/2018	$17.30972	$15.68936	2,308,970
01/01/2019 to 12/31/2019	$15.68936	$18.34307	2,480,964
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.89657	2,332
01/01/2011 to 12/31/2011	$10.89657	$11.05948	1,101
01/01/2012 to 12/31/2012	$11.05948	$12.88919	1,075
01/01/2013 to 12/31/2013	$12.88919	$16.74464	712
01/01/2014 to 12/31/2014	$16.74464	$19.25416	6,999
01/01/2015 to 12/31/2015	$19.25416	$19.46992	8,420
01/01/2016 to 12/31/2016	$19.46992	$21.93650	7,689
01/01/2017 to 12/31/2017	$21.93650	$26.30946	7,989
01/01/2018 to 12/31/2018	$26.30946	$23.68633	9,059
01/01/2019 to 12/31/2019	$23.68633	$28.92119	6,844

A 75

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99842	$8.88478	0
01/01/2012 to 12/31/2012	$8.88478	$9.86246	0
01/01/2013 to 12/31/2013	$9.86246	$11.84221	3,907
01/01/2014 to 12/31/2014	$11.84221	$12.37240	7,967
01/01/2015 to 12/31/2015	$12.37240	$12.15561	9,221
01/01/2016 to 12/31/2016	$12.15561	$12.67909	9,010
01/01/2017 to 12/31/2017	$12.67909	$14.70144	8,732
01/01/2018 to 12/31/2018	$14.70144	$13.47923	8,765
01/01/2019 to 12/31/2019	$13.47923	$16.02711	5,778
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97176	$12.16375	2,818
01/01/2011 to 12/31/2011	$12.16375	$10.36831	2,704
01/01/2012 to 12/31/2012	$10.36831	$12.21274	2,241
01/01/2013 to 12/31/2013	$12.21274	$16.87039	3,306
01/01/2014 to 12/31/2014	$16.87039	$17.36748	10,091
01/01/2015 to 12/31/2015	$17.36748	$17.26490	8,500
01/01/2016 to 12/31/2016	$17.26490	$18.24165	7,795
01/01/2017 to 12/31/2017	$18.24165	$22.85160	12,284
01/01/2018 to 12/31/2018	$22.85160	$19.98435	7,551
01/01/2019 to 12/31/2019	$19.98435	$26.75703	6,096
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96081	$12.62411	2,369
01/01/2011 to 12/31/2011	$12.62411	$12.26334	985
01/01/2012 to 12/31/2012	$12.26334	$13.49477	1,295
01/01/2013 to 12/31/2013	$13.49477	$17.89491	8,900
01/01/2014 to 12/31/2014	$17.89491	$18.22541	11,764
01/01/2015 to 12/31/2015	$18.22541	$18.01957	9,606
01/01/2016 to 12/31/2016	$18.01957	$19.81286	11,955
01/01/2017 to 12/31/2017	$19.81286	$24.08619	11,545
01/01/2018 to 12/31/2018	$24.08619	$21.64045	8,078
01/01/2019 to 12/31/2019	$21.64045	$27.62375	12,084
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96424	$11.47308	2,916
01/01/2011 to 12/31/2011	$11.47308	$10.58275	1,021
01/01/2012 to 12/31/2012	$10.58275	$12.26676	914
01/01/2013 to 12/31/2013	$12.26676	$16.53459	1,840
01/01/2014 to 12/31/2014	$16.53459	$17.07496	4,761
01/01/2015 to 12/31/2015	$17.07496	$16.02859	5,503
01/01/2016 to 12/31/2016	$16.02859	$20.31700	4,190
01/01/2017 to 12/31/2017	$20.31700	$21.39649	4,441
01/01/2018 to 12/31/2018	$21.39649	$17.40398	3,950
01/01/2019 to 12/31/2019	$17.40398	$20.82601	7,389
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99212	$10.69858	424,416
01/01/2011 to 12/31/2011	$10.69858	$10.70386	354,864
01/01/2012 to 12/31/2012	$10.70386	$11.91749	311,145
01/01/2013 to 12/31/2013	$11.91749	$13.65914	1,302,316
01/01/2014 to 12/31/2014	$13.65914	$14.18744	2,512,380
01/01/2015 to 12/31/2015	$14.18744	$13.92374	4,223,132
01/01/2016 to 12/31/2016	$13.92374	$14.69039	4,147,582
01/01/2017 to 12/31/2017	$14.69039	$16.63259	4,013,217
01/01/2018 to 12/31/2018	$16.63259	$15.44574	3,119,978
01/01/2019 to 12/31/2019	$15.44574	$18.31077	3,184,589

A 76

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97100	$11.14285	35,721
01/01/2011 to 12/31/2011	$11.14285	$10.74611	28,961
01/01/2012 to 12/31/2012	$10.74611	$12.39520	23,590
01/01/2013 to 12/31/2013	$12.39520	$17.51339	29,021
01/01/2014 to 12/31/2014	$17.51339	$18.61447	56,020
01/01/2015 to 12/31/2015	$18.61447	$20.01090	60,817
01/01/2016 to 12/31/2016	$20.01090	$20.16122	59,831
01/01/2017 to 12/31/2017	$20.16122	$27.27281	65,895
01/01/2018 to 12/31/2018	$27.27281	$27.78620	29,909
01/01/2019 to 12/31/2019	$27.78620	$34.95341	27,933
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98603	$10.67390	9,539
01/01/2011 to 12/31/2011	$10.67390	$10.41987	2,561
01/01/2012 to 12/31/2012	$10.41987	$11.59143	2,472
01/01/2013 to 12/31/2013	$11.59143	$15.30911	570
01/01/2014 to 12/31/2014	$15.30911	$15.25228	5,726
01/01/2015 to 12/31/2015	$15.25228	$14.05521	5,211
01/01/2016 to 12/31/2016	$14.05521	$14.63380	5,661
01/01/2017 to 12/31/2017	$14.63380	$16.73292	5,454
01/01/2018 to 12/31/2018	$16.73292	$14.81941	5,145
01/01/2019 to 12/31/2019	$14.81941	$18.31332	27,928
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85968	$11.48283	16,796
01/01/2011 to 12/31/2011	$11.48283	$9.58441	13,137
01/01/2012 to 12/31/2012	$9.58441	$9.74218	10,910
01/01/2013 to 12/31/2013	$9.74218	$11.02705	4,485
01/01/2014 to 12/31/2014	$11.02705	$9.91307	10,425
01/01/2015 to 12/31/2015	$9.91307	$7.85235	11,349
01/01/2016 to 12/31/2016	$7.85235	$9.59967	9,765
01/01/2017 to 12/31/2017	$9.59967	$10.38845	6,943
01/01/2018 to 12/31/2018	$10.38845	$8.49293	5,610
01/01/2019 to 12/31/2019	$8.49293	$9.73676	13,661
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98011	$10.31689	24,262
01/01/2011 to 12/31/2011	$10.31689	$10.53864	16,566
01/01/2012 to 12/31/2012	$10.53864	$10.87844	15,623
01/01/2013 to 12/31/2013	$10.87844	$10.27131	11,270
01/01/2014 to 12/31/2014	$10.27131	$10.13234	35,195
01/01/2015 to 12/31/2015	$10.13234	$9.48072	32,653
01/01/2016 to 12/31/2016	$9.48072	$9.70623	33,571
01/01/2017 to 12/31/2017	$9.70623	$9.71675	40,393
01/01/2018 to 12/31/2018	$9.71675	$9.72168	26,849
01/01/2019 to 12/31/2019	$9.72168	$9.68993	25,879
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98869	$11.50772	2,859
01/01/2011 to 12/31/2011	$11.50772	$10.89980	978
01/01/2012 to 12/31/2012	$10.89980	$12.66098	1,022
01/01/2013 to 12/31/2013	$12.66098	$16.44666	2,641
01/01/2014 to 12/31/2014	$16.44666	$18.54936	7,132
01/01/2015 to 12/31/2015	$18.54936	$16.99439	7,431
01/01/2016 to 12/31/2016	$16.99439	$19.00556	7,345
01/01/2017 to 12/31/2017	$19.00556	$22.10058	7,438
01/01/2018 to 12/31/2018	$22.10058	$18.09571	7,331
01/01/2019 to 12/31/2019	$18.09571	$21.15050	6,517

A 77

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99842	$8.82229	0
01/01/2012 to 12/31/2012	$8.82229	$9.60719	10,169
01/01/2013 to 12/31/2013	$9.60719	$11.35710	366,460
01/01/2014 to 12/31/2014	$11.35710	$11.75460	1,198,339
01/01/2015 to 12/31/2015	$11.75460	$11.45826	1,338,817
01/01/2016 to 12/31/2016	$11.45826	$11.97442	1,255,799
01/01/2017 to 12/31/2017	$11.97442	$13.34439	1,179,186
01/01/2018 to 12/31/2018	$13.34439	$12.43534	958,018
01/01/2019 to 12/31/2019	$12.43534	$14.70649	962,993
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.40601	37,972
01/01/2011 to 12/31/2011	$10.40601	$10.82363	22,075
01/01/2012 to 12/31/2012	$10.82363	$11.45149	21,616
01/01/2013 to 12/31/2013	$11.45149	$11.06625	32,491
01/01/2014 to 12/31/2014	$11.06625	$11.63736	70,423
01/01/2015 to 12/31/2015	$11.63736	$11.55742	63,917
01/01/2016 to 12/31/2016	$11.55742	$11.92225	62,894
01/01/2017 to 12/31/2017	$11.92225	$12.43412	69,798
01/01/2018 to 12/31/2018	$12.43412	$11.92046	66,078
01/01/2019 to 12/31/2019	$11.92046	$13.13249	88,480
*Denotes the start date of these sub-accounts

A 78

A 79

PREMIER RETIREMENT B SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.21158	$10.05357	2,935
01/01/2011 to 12/31/2011	$10.05357	$9.68945	9,842
01/01/2012 to 12/31/2012	$9.68945	$10.79903	9,387
01/01/2013 to 12/31/2013	$10.79903	$11.75851	16,082
01/01/2014 to 12/31/2014	$11.75851	$12.08662	12,449
01/01/2015 to 12/31/2015	$12.08662	$11.58176	11,799
01/01/2016 to 12/31/2016	$11.58176	$12.19380	58,255
01/01/2017 to 12/31/2017	$12.19380	$13.59275	55,839
01/01/2018 to 12/31/2018	$13.59275	$12.36263	53,954
01/01/2019 to 12/31/2019	$12.36263	$14.20530	57,784
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.62166	$10.59254	1,409
01/01/2011 to 12/31/2011	$10.59254	$10.49952	1,409
01/01/2012 to 12/31/2012	$10.49952	$11.81435	13,906
01/01/2013 to 12/31/2013	$11.81435	$13.63409	17,094
01/01/2014 to 12/31/2014	$13.63409	$14.32368	21,722
01/01/2015 to 12/31/2015	$14.32368	$14.29579	28,264
01/01/2016 to 12/31/2016	$14.29579	$15.16031	40,326
01/01/2017 to 12/31/2017	$15.16031	$17.55127	40,971
01/01/2018 to 12/31/2018	$17.55127	$16.35373	41,571
01/01/2019 to 12/31/2019	$16.35373	$19.73136	39,542
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.17833	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	2,230
01/01/2012 to 12/31/2012	$9.71160	$10.60403	9,000
01/01/2013 to 12/31/2013	$10.60403	$11.80510	15,625
01/01/2014 to 12/31/2014	$11.80510	$12.28896	17,952
01/01/2015 to 12/31/2015	$12.28896	$12.14719	39,609
01/01/2016 to 12/31/2016	$12.14719	$12.60617	70,738
01/01/2017 to 12/31/2017	$12.60617	$14.50774	72,137
01/01/2018 to 12/31/2018	$14.50774	$13.22832	62,479
01/01/2019 to 12/31/2019	$13.22832	$15.46111	60,618
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.59345	$10.40804	3,620
01/01/2011 to 12/31/2011	$10.40804	$10.17985	36,090
01/01/2012 to 12/31/2012	$10.17985	$11.33645	46,569
01/01/2013 to 12/31/2013	$11.33645	$13.20498	78,022
01/01/2014 to 12/31/2014	$13.20498	$13.92690	82,484
01/01/2015 to 12/31/2015	$13.92690	$13.85466	110,542
01/01/2016 to 12/31/2016	$13.85466	$14.58164	100,742
01/01/2017 to 12/31/2017	$14.58164	$16.58958	111,586
01/01/2018 to 12/31/2018	$16.58958	$15.61408	129,875
01/01/2019 to 12/31/2019	$15.61408	$18.46124	136,065

A 80

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$11.59596	$11.77276	0
01/01/2011 to 12/31/2011	$11.77276	$11.91843	2,162
01/01/2012 to 12/31/2012	$11.91843	$12.35443	2,629
01/01/2013 to 12/31/2013	$12.35443	$11.96593	8,160
01/01/2014 to 12/31/2014	$11.96593	$11.83586	5,014
01/01/2015 to 12/31/2015	$11.83586	$11.77554	9,173
01/01/2016 to 12/31/2016	$11.77554	$11.85025	10,593
01/01/2017 to 12/31/2017	$11.85025	$11.93304	11,778
01/01/2018 to 12/31/2018	$11.93304	$11.90270	11,882
01/01/2019 to 12/31/2019	$11.90270	$12.32937	11,722
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$12.05882	$12.57524	1,379
01/01/2011 to 12/31/2011	$12.57524	$12.84647	1,058
01/01/2012 to 12/31/2012	$12.84647	$13.90489	4,226
01/01/2013 to 12/31/2013	$13.90489	$13.51422	32,270
01/01/2014 to 12/31/2014	$13.51422	$13.94662	13,001
01/01/2015 to 12/31/2015	$13.94662	$13.51743	11,906
01/01/2016 to 12/31/2016	$13.51743	$13.94960	11,716
01/01/2017 to 12/31/2017	$13.94960	$14.41424	14,583
01/01/2018 to 12/31/2018	$14.41424	$14.17661	12,110
01/01/2019 to 12/31/2019	$14.17661	$15.33112	13,689
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.02993	$9.88109	5,003
01/01/2011 to 12/31/2011	$9.88109	$9.54594	11,275
01/01/2012 to 12/31/2012	$9.54594	$10.74833	18,256
01/01/2013 to 12/31/2013	$10.74833	$13.05551	12,520
01/01/2014 to 12/31/2014	$13.05551	$13.83039	35,764
01/01/2015 to 12/31/2015	$13.83039	$13.76649	69,346
01/01/2016 to 12/31/2016	$13.76649	$14.56220	64,741
01/01/2017 to 12/31/2017	$14.56220	$16.99771	74,180
01/01/2018 to 12/31/2018	$16.99771	$15.78215	63,282
01/01/2019 to 12/31/2019	$15.78215	$19.10225	61,886
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$8.36448	$9.76197	0
01/01/2011 to 12/31/2011	$9.76197	$9.17833	0
01/01/2012 to 12/31/2012	$9.17833	$11.52315	760
01/01/2013 to 12/31/2013	$11.52315	$11.90508	736
01/01/2014 to 12/31/2014	$11.90508	$13.42844	2,063
01/01/2015 to 12/31/2015	$13.42844	$13.28358	3,416
01/01/2016 to 12/31/2016	$13.28358	$13.26990	3,441
01/01/2017 to 12/31/2017	$13.26990	$14.56915	3,330
01/01/2018 to 12/31/2018	$14.56915	$13.74481	2,557
01/01/2019 to 12/31/2019	$13.74481	$17.02803	2,456
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$7.01097	$8.36127	0
01/01/2011 to 12/31/2011	$8.36127	$8.82419	0
01/01/2012 to 12/31/2012	$8.82419	$10.07765	18
01/01/2013 to 12/31/2013	$10.07765	$10.29050	2,386
01/01/2014 to 12/31/2014	$10.29050	$13.33818	5,228
01/01/2015 to 12/31/2015	$13.33818	$13.84584	8,747
01/01/2016 to 12/31/2016	$13.84584	$14.36896	8,506
01/01/2017 to 12/31/2017	$14.36896	$15.11555	8,493
01/01/2018 to 12/31/2018	$15.11555	$14.25356	5,313
01/01/2019 to 12/31/2019	$14.25356	$18.51789	5,324

A 81

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$8.71680	$9.70021	0
01/01/2011 to 12/31/2011	$9.70021	$9.45972	1,311
01/01/2012 to 12/31/2012	$9.45972	$10.36217	15,691
01/01/2013 to 12/31/2013	$10.36217	$11.77393	20,997
01/01/2014 to 12/31/2014	$11.77393	$12.02477	19,045
01/01/2015 to 12/31/2015	$12.02477	$12.02372	17,118
01/01/2016 to 12/31/2016	$12.02372	$12.41117	36,892
01/01/2017 to 12/31/2017	$12.41117	$14.31272	39,835
01/01/2018 to 12/31/2018	$14.31272	$13.07285	34,514
01/01/2019 to 12/31/2019	$13.07285	$15.53206	35,624
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.56227	$10.32606	0
01/01/2011 to 12/31/2011	$10.32606	$10.17206	0
01/01/2012 to 12/31/2012	$10.17206	$11.09154	9,423
01/01/2013 to 12/31/2013	$11.09154	$12.06017	13,204
01/01/2014 to 12/31/2014	$12.06017	$12.42331	17,974
01/01/2015 to 12/31/2015	$12.42331	$12.18843	17,295
01/01/2016 to 12/31/2016	$12.18843	$12.70214	33,949
01/01/2017 to 12/31/2017	$12.70214	$14.12146	31,336
01/01/2018 to 12/31/2018	$14.12146	$12.99418	29,825
01/01/2019 to 12/31/2019	$12.99418	$14.92684	28,437
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$10.39331	$12.07909	0
01/01/2011 to 12/31/2011	$12.07909	$12.11532	0
01/01/2012 to 12/31/2012	$12.11532	$13.87726	592
01/01/2013 to 12/31/2013	$13.87726	$19.07270	1,617
01/01/2014 to 12/31/2014	$19.07270	$20.24314	1,633
01/01/2015 to 12/31/2015	$20.24314	$18.94153	2,968
01/01/2016 to 12/31/2016	$18.94153	$23.31383	5,254
01/01/2017 to 12/31/2017	$23.31383	$25.89693	5,767
01/01/2018 to 12/31/2018	$25.89693	$22.03326	5,946
01/01/2019 to 12/31/2019	$22.03326	$26.75324	5,715
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$10.35524	$10.27485	0
01/01/2011 to 12/31/2011	$10.27485	$10.17598	7,315
01/01/2012 to 12/31/2012	$10.17598	$10.07626	2,251
01/01/2013 to 12/31/2013	$10.07626	$9.97714	1,433
01/01/2014 to 12/31/2014	$9.97714	$9.87852	23,288
01/01/2015 to 12/31/2015	$9.87852	$9.78032	11,823
01/01/2016 to 12/31/2016	$9.78032	$9.68399	9,858
01/01/2017 to 12/31/2017	$9.68399	$9.62117	6,683
01/01/2018 to 12/31/2018	$9.62117	$9.64920	6,280
01/01/2019 to 12/31/2019	$9.64920	$9.71522	6,305
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$10.19862	$11.08074	0
01/01/2011 to 12/31/2011	$11.08074	$11.31919	0
01/01/2012 to 12/31/2012	$11.31919	$12.76194	1,142
01/01/2013 to 12/31/2013	$12.76194	$13.54280	2,602
01/01/2014 to 12/31/2014	$13.54280	$13.75166	4,729
01/01/2015 to 12/31/2015	$13.75166	$13.13027	7,415
01/01/2016 to 12/31/2016	$13.13027	$15.00201	10,073
01/01/2017 to 12/31/2017	$15.00201	$15.96360	11,839
01/01/2018 to 12/31/2018	$15.96360	$15.49079	13,922
01/01/2019 to 12/31/2019	$15.49079	$17.68393	14,032

A 82

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$7.05289	$7.55590	0
01/01/2011 to 12/31/2011	$7.55590	$7.16817	0
01/01/2012 to 12/31/2012	$7.16817	$8.29561	32
01/01/2013 to 12/31/2013	$8.29561	$11.48738	677
01/01/2014 to 12/31/2014	$11.48738	$12.93708	3,267
01/01/2015 to 12/31/2015	$12.93708	$11.80525	3,857
01/01/2016 to 12/31/2016	$11.80525	$14.01298	9,295
01/01/2017 to 12/31/2017	$14.01298	$16.53743	7,366
01/01/2018 to 12/31/2018	$16.53743	$14.05575	6,464
01/01/2019 to 12/31/2019	$14.05575	$18.02518	9,203
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$7.89173	$9.01789	0
01/01/2011 to 12/31/2011	$9.01789	$7.77483	0
01/01/2012 to 12/31/2012	$7.77483	$9.26557	0
01/01/2013 to 12/31/2013	$9.26557	$10.92201	0
01/01/2014 to 12/31/2014	$10.92201	$10.21646	0
01/01/2015 to 12/31/2015	$10.21646	$10.43383	177
01/01/2016 to 12/31/2016	$10.43383	$9.94030	484
01/01/2017 to 12/31/2017	$9.94030	$13.32866	471
01/01/2018 to 12/31/2018	$13.32866	$11.43688	689
01/01/2019 to 12/31/2019	$11.43688	$14.95971	1,498
AST International Value Portfolio
03/15/2010 to 12/31/2010	$8.37612	$9.17929	0
01/01/2011 to 12/31/2011	$9.17929	$7.94794	0
01/01/2012 to 12/31/2012	$7.94794	$9.18156	0
01/01/2013 to 12/31/2013	$9.18156	$10.86035	0
01/01/2014 to 12/31/2014	$10.86035	$10.03208	0
01/01/2015 to 12/31/2015	$10.03208	$10.01389	121
01/01/2016 to 12/31/2016	$10.01389	$9.97240	223
01/01/2017 to 12/31/2017	$9.97240	$12.12628	218
01/01/2018 to 12/31/2018	$12.12628	$10.06836	444
01/01/2019 to 12/31/2019	$10.06836	$11.96465	421
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.22779	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	0
01/01/2012 to 12/31/2012	$9.97825	$11.22134	4,842
01/01/2013 to 12/31/2013	$11.22134	$12.91910	5,595
01/01/2014 to 12/31/2014	$12.91910	$13.60521	5,755
01/01/2015 to 12/31/2015	$13.60521	$13.32949	12,579
01/01/2016 to 12/31/2016	$13.32949	$13.88622	21,440
01/01/2017 to 12/31/2017	$13.88622	$16.08024	31,265
01/01/2018 to 12/31/2018	$16.08024	$14.74659	20,087
01/01/2019 to 12/31/2019	$14.74659	$17.43752	20,683
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$8.48153	$9.09678	0
01/01/2011 to 12/31/2011	$9.09678	$8.18270	0
01/01/2012 to 12/31/2012	$8.18270	$9.87658	38
01/01/2013 to 12/31/2013	$9.87658	$11.28094	1,177
01/01/2014 to 12/31/2014	$11.28094	$10.45830	5,285
01/01/2015 to 12/31/2015	$10.45830	$10.06541	7,770
01/01/2016 to 12/31/2016	$10.06541	$10.15840	13,345
01/01/2017 to 12/31/2017	$10.15840	$13.03844	17,596
01/01/2018 to 12/31/2018	$13.03844	$10.65367	16,625
01/01/2019 to 12/31/2019	$10.65367	$13.41967	14,512

A 83

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.98079	$10.65289	0
01/01/2011 to 12/31/2011	$10.65289	$10.57215	0
01/01/2012 to 12/31/2012	$10.57215	$11.58947	5,069
01/01/2013 to 12/31/2013	$11.58947	$12.74066	4,886
01/01/2014 to 12/31/2014	$12.74066	$13.30181	7,091
01/01/2015 to 12/31/2015	$13.30181	$13.14611	7,319
01/01/2016 to 12/31/2016	$13.14611	$13.51574	10,350
01/01/2017 to 12/31/2017	$13.51574	$15.00708	10,368
01/01/2018 to 12/31/2018	$15.00708	$14.09612	10,756
01/01/2019 to 12/31/2019	$14.09612	$15.99541	10,299
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.42072	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	0
01/01/2013 to 12/31/2013	$12.90295	$17.43738	0
01/01/2014 to 12/31/2014	$17.43738	$18.90555	123
01/01/2015 to 12/31/2015	$18.90555	$20.70893	112
01/01/2016 to 12/31/2016	$20.70893	$20.20390	239
01/01/2017 to 12/31/2017	$20.20390	$27.17167	159
01/01/2018 to 12/31/2018	$27.17167	$26.46778	452
01/01/2019 to 12/31/2019	$26.46778	$34.74953	441
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$8.54885	$9.74903	0
01/01/2011 to 12/31/2011	$9.74903	$9.56442	2,470
01/01/2012 to 12/31/2012	$9.56442	$10.63120	16
01/01/2013 to 12/31/2013	$10.63120	$14.37959	0
01/01/2014 to 12/31/2014	$14.37959	$15.74482	918
01/01/2015 to 12/31/2015	$15.74482	$17.15902	3,508
01/01/2016 to 12/31/2016	$17.15902	$17.93663	6,527
01/01/2017 to 12/31/2017	$17.93663	$23.61802	8,926
01/01/2018 to 12/31/2018	$23.61802	$22.75449	10,392
01/01/2019 to 12/31/2019	$22.75449	$29.65526	11,501
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.40326	$10.33903	323
01/01/2011 to 12/31/2011	$10.33903	$9.91614	314
01/01/2012 to 12/31/2012	$9.91614	$12.08368	337
01/01/2013 to 12/31/2013	$12.08368	$15.27018	4,344
01/01/2014 to 12/31/2014	$15.27018	$15.66783	4,112
01/01/2015 to 12/31/2015	$15.66783	$15.28549	4,825
01/01/2016 to 12/31/2016	$15.28549	$16.21071	4,324
01/01/2017 to 12/31/2017	$16.21071	$19.87703	6,521
01/01/2018 to 12/31/2018	$19.87703	$17.79928	8,219
01/01/2019 to 12/31/2019	$17.79928	$22.90247	7,551
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	17
01/01/2013 to 12/31/2013	$10.37057	$12.20998	0
01/01/2014 to 12/31/2014	$12.20998	$12.71038	1,615
01/01/2015 to 12/31/2015	$12.71038	$12.42824	1,589
01/01/2016 to 12/31/2016	$12.42824	$12.83725	1,745
01/01/2017 to 12/31/2017	$12.83725	$14.80668	2,688
01/01/2018 to 12/31/2018	$14.80668	$13.44632	2,614
01/01/2019 to 12/31/2019	$13.44632	$16.34372	3,189

A 84

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.16894	$10.04775	0
01/01/2011 to 12/31/2011	$10.04775	$9.88927	0
01/01/2012 to 12/31/2012	$9.88927	$11.46400	15
01/01/2013 to 12/31/2013	$11.46400	$15.51686	6,540
01/01/2014 to 12/31/2014	$15.51686	$16.70138	2,126
01/01/2015 to 12/31/2015	$16.70138	$17.73141	5,454
01/01/2016 to 12/31/2016	$17.73141	$17.89169	9,454
01/01/2017 to 12/31/2017	$17.89169	$23.15489	10,751
01/01/2018 to 12/31/2018	$23.15489	$23.41734	13,070
01/01/2019 to 12/31/2019	$23.41734	$31.94467	13,410
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.82378	$12.42903	0
01/01/2011 to 12/31/2011	$12.42903	$11.93976	0
01/01/2012 to 12/31/2012	$11.93976	$14.14015	1,396
01/01/2013 to 12/31/2013	$14.14015	$18.50694	2,504
01/01/2014 to 12/31/2014	$18.50694	$20.43596	5,031
01/01/2015 to 12/31/2015	$20.43596	$19.08331	9,822
01/01/2016 to 12/31/2016	$19.08331	$19.20543	11,310
01/01/2017 to 12/31/2017	$19.20543	$24.16719	11,658
01/01/2018 to 12/31/2018	$24.16719	$22.88626	10,786
01/01/2019 to 12/31/2019	$22.88626	$29.49267	15,236
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$8.80555	$9.97960	0
01/01/2011 to 12/31/2011	$9.97960	$9.63540	0
01/01/2012 to 12/31/2012	$9.63540	$11.17393	23
01/01/2013 to 12/31/2013	$11.17393	$15.71072	2,215
01/01/2014 to 12/31/2014	$15.71072	$17.77178	3,289
01/01/2015 to 12/31/2015	$17.77178	$16.60400	6,129
01/01/2016 to 12/31/2016	$16.60400	$19.43671	9,777
01/01/2017 to 12/31/2017	$19.43671	$21.89837	11,748
01/01/2018 to 12/31/2018	$21.89837	$18.11547	10,325
01/01/2019 to 12/31/2019	$18.11547	$21.70530	9,686
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.42481	$11.15868	0
01/01/2011 to 12/31/2011	$11.15868	$8.80869	0
01/01/2012 to 12/31/2012	$8.80869	$10.28504	0
01/01/2013 to 12/31/2013	$10.28504	$10.20593	0
01/01/2014 to 12/31/2014	$10.20593	$9.63174	0
01/01/2015 to 12/31/2015	$9.63174	$7.94129	279
01/01/2016 to 12/31/2016	$7.94129	$8.83470	270
01/01/2017 to 12/31/2017	$8.83470	$11.05480	263
01/01/2018 to 12/31/2018	$11.05480	$9.40746	254
01/01/2019 to 12/31/2019	$9.40746	$10.55768	246
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$10.43492	$11.15697	59,310
01/01/2011 to 12/31/2011	$11.15697	$11.15675	59,232
01/01/2012 to 12/31/2012	$11.15675	$12.19226	56,097
01/01/2013 to 12/31/2013	$12.19226	$13.18351	54,932
01/01/2014 to 12/31/2014	$13.18351	$13.80684	67,255
01/01/2015 to 12/31/2015	$13.80684	$13.68969	85,772
01/01/2016 to 12/31/2016	$13.68969	$14.30327	117,927
01/01/2017 to 12/31/2017	$14.30327	$15.59655	111,480
01/01/2018 to 12/31/2018	$15.59655	$15.00285	131,207
01/01/2019 to 12/31/2019	$15.00285	$17.04382	126,955

A 85

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$8.29398	$9.65573	1,599
01/01/2011 to 12/31/2011	$9.65573	$8.96603	1,599
01/01/2012 to 12/31/2012	$8.96603	$10.02421	2,311
01/01/2013 to 12/31/2013	$10.02421	$11.61472	3,986
01/01/2014 to 12/31/2014	$11.61472	$12.55744	33,927
01/01/2015 to 12/31/2015	$12.55744	$12.35696	57,879
01/01/2016 to 12/31/2016	$12.35696	$13.46983	58,768
01/01/2017 to 12/31/2017	$13.46983	$15.48350	86,855
01/01/2018 to 12/31/2018	$15.48350	$14.16509	96,986
01/01/2019 to 12/31/2019	$14.16509	$16.71458	96,298
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$7.87538	$8.64622	1,594
01/01/2011 to 12/31/2011	$8.64622	$8.85664	1,546
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,532
01/01/2013 to 12/31/2013	$10.41779	$13.65949	2,489
01/01/2014 to 12/31/2014	$13.65949	$15.85219	3,284
01/01/2015 to 12/31/2015	$15.85219	$16.17865	3,413
01/01/2016 to 12/31/2016	$16.17865	$18.39686	7,896
01/01/2017 to 12/31/2017	$18.39686	$22.26804	10,039
01/01/2018 to 12/31/2018	$22.26804	$20.23491	10,090
01/01/2019 to 12/31/2019	$20.23491	$24.93613	10,020
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	0
01/01/2013 to 12/31/2013	$10.01604	$12.13798	0
01/01/2014 to 12/31/2014	$12.13798	$12.79898	233
01/01/2015 to 12/31/2015	$12.79898	$12.69136	925
01/01/2016 to 12/31/2016	$12.69136	$13.36031	493
01/01/2017 to 12/31/2017	$13.36031	$15.63441	8,285
01/01/2018 to 12/31/2018	$15.63441	$14.46842	14,417
01/01/2019 to 12/31/2019	$14.46842	$17.36278	17,654
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$8.47880	$10.41905	364
01/01/2011 to 12/31/2011	$10.41905	$8.96343	354
01/01/2012 to 12/31/2012	$8.96343	$10.65604	369
01/01/2013 to 12/31/2013	$10.65604	$14.85632	1,278
01/01/2014 to 12/31/2014	$14.85632	$15.43593	1,968
01/01/2015 to 12/31/2015	$15.43593	$15.48715	5,973
01/01/2016 to 12/31/2016	$15.48715	$16.51462	7,456
01/01/2017 to 12/31/2017	$16.51462	$20.87920	8,751
01/01/2018 to 12/31/2018	$20.87920	$18.42985	10,952
01/01/2019 to 12/31/2019	$18.42985	$24.90454	11,164
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.44921	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	0
01/01/2012 to 12/31/2012	$11.82778	$13.13644	0
01/01/2013 to 12/31/2013	$13.13644	$17.58113	0
01/01/2014 to 12/31/2014	$17.58113	$18.07191	1,089
01/01/2015 to 12/31/2015	$18.07191	$18.03357	1,176
01/01/2016 to 12/31/2016	$18.03357	$20.01168	1,411
01/01/2017 to 12/31/2017	$20.01168	$24.55270	1,295
01/01/2018 to 12/31/2018	$24.55270	$22.26553	1,222
01/01/2019 to 12/31/2019	$22.26553	$28.68509	2,026

A 86

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$8.88037	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	0
01/01/2012 to 12/31/2012	$9.58913	$11.21832	23
01/01/2013 to 12/31/2013	$11.21832	$15.26149	3,645
01/01/2014 to 12/31/2014	$15.26149	$15.90635	1,575
01/01/2015 to 12/31/2015	$15.90635	$15.07015	2,752
01/01/2016 to 12/31/2016	$15.07015	$19.27868	5,117
01/01/2017 to 12/31/2017	$19.27868	$20.49063	3,630
01/01/2018 to 12/31/2018	$20.49063	$16.82275	5,368
01/01/2019 to 12/31/2019	$16.82275	$20.31714	4,312
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.76076	$10.52807	2,184
01/01/2011 to 12/31/2011	$10.52807	$10.63067	3,039
01/01/2012 to 12/31/2012	$10.63067	$11.94592	23,637
01/01/2013 to 12/31/2013	$11.94592	$13.81861	32,182
01/01/2014 to 12/31/2014	$13.81861	$14.48626	39,114
01/01/2015 to 12/31/2015	$14.48626	$14.34890	45,867
01/01/2016 to 12/31/2016	$14.34890	$15.27883	82,583
01/01/2017 to 12/31/2017	$15.27883	$17.45860	102,240
01/01/2018 to 12/31/2018	$17.45860	$16.36414	98,803
01/01/2019 to 12/31/2019	$16.36414	$19.57926	98,217
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95669	$11.20897	0
01/01/2011 to 12/31/2011	$11.20897	$10.91000	0
01/01/2012 to 12/31/2012	$10.91000	$12.70117	0
01/01/2013 to 12/31/2013	$12.70117	$18.11188	1,087
01/01/2014 to 12/31/2014	$18.11188	$19.42910	5,419
01/01/2015 to 12/31/2015	$19.42910	$21.08029	9,928
01/01/2016 to 12/31/2016	$21.08029	$21.43515	9,524
01/01/2017 to 12/31/2017	$21.43515	$29.26401	9,793
01/01/2018 to 12/31/2018	$29.26401	$30.09300	4,083
01/01/2019 to 12/31/2019	$30.09300	$38.20629	4,763
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$7.66254	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	0
01/01/2012 to 12/31/2012	$8.12903	$9.12709	19
01/01/2013 to 12/31/2013	$9.12709	$12.16608	1,169
01/01/2014 to 12/31/2014	$12.16608	$12.23327	2,902
01/01/2015 to 12/31/2015	$12.23327	$11.37778	2,087
01/01/2016 to 12/31/2016	$11.37778	$11.95569	1,841
01/01/2017 to 12/31/2017	$11.95569	$13.79697	2,603
01/01/2018 to 12/31/2018	$13.79697	$12.33326	8,386
01/01/2019 to 12/31/2019	$12.33326	$15.38238	33,000
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$10.37662	$12.17409	878
01/01/2011 to 12/31/2011	$12.17409	$10.25550	854
01/01/2012 to 12/31/2012	$10.25550	$10.52125	853
01/01/2013 to 12/31/2013	$10.52125	$12.01930	4,036
01/01/2014 to 12/31/2014	$12.01930	$10.90540	3,053
01/01/2015 to 12/31/2015	$10.90540	$8.71869	2,325
01/01/2016 to 12/31/2016	$8.71869	$10.75741	5,898
01/01/2017 to 12/31/2017	$10.75741	$11.74892	6,098
01/01/2018 to 12/31/2018	$11.74892	$9.69486	6,071
01/01/2019 to 12/31/2019	$9.69486	$11.21779	6,119

A 87

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$11.56742	$12.04612	0
01/01/2011 to 12/31/2011	$12.04612	$12.41886	0
01/01/2012 to 12/31/2012	$12.41886	$12.93840	13
01/01/2013 to 12/31/2013	$12.93840	$12.32953	189
01/01/2014 to 12/31/2014	$12.32953	$12.27550	138
01/01/2015 to 12/31/2015	$12.27550	$11.59268	1,867
01/01/2016 to 12/31/2016	$11.59268	$11.97824	1,972
01/01/2017 to 12/31/2017	$11.97824	$12.10197	2,442
01/01/2018 to 12/31/2018	$12.10197	$12.22110	4,242
01/01/2019 to 12/31/2019	$12.22110	$12.29422	4,598
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$8.98190	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	0
01/01/2012 to 12/31/2012	$9.96483	$11.68256	23
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,856
01/01/2014 to 12/31/2014	$15.31633	$17.43481	2,771
01/01/2015 to 12/31/2015	$17.43481	$16.12146	4,122
01/01/2016 to 12/31/2016	$16.12146	$18.19606	3,010
01/01/2017 to 12/31/2017	$18.19606	$21.35480	2,866
01/01/2018 to 12/31/2018	$21.35480	$17.64836	1,679
01/01/2019 to 12/31/2019	$17.64836	$20.81892	1,615
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.80618	$8.70580	0
01/01/2012 to 12/31/2012	$8.70580	$9.56832	35
01/01/2013 to 12/31/2013	$9.56832	$11.41596	0
01/01/2014 to 12/31/2014	$11.41596	$11.92516	4,247
01/01/2015 to 12/31/2015	$11.92516	$11.73237	5,333
01/01/2016 to 12/31/2016	$11.73237	$12.37437	11,290
01/01/2017 to 12/31/2017	$12.37437	$13.91758	15,663
01/01/2018 to 12/31/2018	$13.91758	$13.09050	9,817
01/01/2019 to 12/31/2019	$13.09050	$15.62487	10,167
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$10.54632	$11.05727	0
01/01/2011 to 12/31/2011	$11.05727	$11.60740	0
01/01/2012 to 12/31/2012	$11.60740	$12.39484	1,828
01/01/2013 to 12/31/2013	$12.39484	$12.08896	1,727
01/01/2014 to 12/31/2014	$12.08896	$12.83064	1,641
01/01/2015 to 12/31/2015	$12.83064	$12.86080	2,675
01/01/2016 to 12/31/2016	$12.86080	$13.38950	3,385
01/01/2017 to 12/31/2017	$13.38950	$14.09350	3,999
01/01/2018 to 12/31/2018	$14.09350	$13.63727	16,922
01/01/2019 to 12/31/2019	$13.63727	$15.16307	21,036
*Denotes the start date of these sub-accounts

A 88

A 89

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Basic Death Benefit Only or With HAV - Cliff M&E (1.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96788	$10.81679	2,783,155
01/01/2011 to 12/31/2011	$10.81679	$10.35039	4,131,792
01/01/2012 to 12/31/2012	$10.35039	$11.45280	6,402,595
01/01/2013 to 12/31/2013	$11.45280	$12.38097	6,970,810
01/01/2014 to 12/31/2014	$12.38097	$12.63524	5,964,391
01/01/2015 to 12/31/2015	$12.63524	$12.02065	4,691,932
01/01/2016 to 12/31/2016	$12.02065	$12.56548	4,135,628
01/01/2017 to 12/31/2017	$12.56548	$13.90699	3,937,484
01/01/2018 to 12/31/2018	$13.90699	$12.55718	2,721,378
01/01/2019 to 12/31/2019	$12.55718	$14.32556	2,819,675
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97857	$10.92280	2,069,260
01/01/2011 to 12/31/2011	$10.92280	$10.74947	3,894,177
01/01/2012 to 12/31/2012	$10.74947	$12.00861	8,232,833
01/01/2013 to 12/31/2013	$12.00861	$13.75898	9,599,194
01/01/2014 to 12/31/2014	$13.75898	$14.35121	9,005,849
01/01/2015 to 12/31/2015	$14.35121	$14.22051	8,373,546
01/01/2016 to 12/31/2016	$14.22051	$14.97274	7,796,888
01/01/2017 to 12/31/2017	$14.97274	$17.21021	7,292,328
01/01/2018 to 12/31/2018	$17.21021	$15.92036	6,431,654
01/01/2019 to 12/31/2019	$15.92036	$19.07073	5,407,287
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98765	$10.80894	1,475,848
01/01/2011 to 12/31/2011	$10.80894	$10.43243	2,483,599
01/01/2012 to 12/31/2012	$10.43243	$11.30927	5,233,655
01/01/2013 to 12/31/2013	$11.30927	$12.49992	5,915,648
01/01/2014 to 12/31/2014	$12.49992	$12.91884	5,617,005
01/01/2015 to 12/31/2015	$12.91884	$12.67819	5,360,474
01/01/2016 to 12/31/2016	$12.67819	$13.06319	4,995,825
01/01/2017 to 12/31/2017	$13.06319	$14.92628	4,714,619
01/01/2018 to 12/31/2018	$14.92628	$13.51171	4,014,082
01/01/2019 to 12/31/2019	$13.51171	$15.67908	3,655,727
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99859	$10.09100	0
01/01/2014 to 12/31/2014	$10.09100	$9.60938	0
01/01/2015 to 12/31/2015	$9.60938	$7.97942	0
01/01/2016 to 12/31/2016	$7.97942	$8.89267	0
01/01/2017 to 12/31/2017	$8.89267	$11.79728	14,137
01/01/2018 to 12/31/2018	$11.79728	$9.39748	14,786
01/01/2019 to 12/31/2019	$9.39748	$10.88265	14,325
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99859	$11.63329	0
01/01/2014 to 12/31/2014	$11.63329	$12.94141	0
01/01/2015 to 12/31/2015	$12.94141	$12.94119	0
01/01/2016 to 12/31/2016	$12.94119	$14.08324	0
01/01/2017 to 12/31/2017	$14.08324	$16.90909	0
01/01/2018 to 12/31/2018	$16.90909	$15.26821	846
01/01/2019 to 12/31/2019	$15.26821	$18.39750	846

A 90

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98884	$10.77509	3,042,666
01/01/2011 to 12/31/2011	$10.77509	$10.46346	4,716,751
01/01/2012 to 12/31/2012	$10.46346	$11.56847	7,803,091
01/01/2013 to 12/31/2013	$11.56847	$13.37861	8,839,480
01/01/2014 to 12/31/2014	$13.37861	$14.00897	7,904,419
01/01/2015 to 12/31/2015	$14.00897	$13.83639	7,412,772
01/01/2016 to 12/31/2016	$13.83639	$14.45833	7,033,889
01/01/2017 to 12/31/2017	$14.45833	$16.33176	6,605,907
01/01/2018 to 12/31/2018	$16.33176	$15.26060	5,813,127
01/01/2019 to 12/31/2019	$15.26060	$17.91403	4,723,183
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99859	$9.16386	583,439
01/01/2012 to 12/31/2012	$9.16386	$10.07935	1,989,260
01/01/2013 to 12/31/2013	$10.07935	$10.98344	2,374,351
01/01/2014 to 12/31/2014	$10.98344	$11.32538	2,381,561
01/01/2015 to 12/31/2015	$11.32538	$10.79877	2,231,924
01/01/2016 to 12/31/2016	$10.79877	$11.35441	2,088,092
01/01/2017 to 12/31/2017	$11.35441	$12.56963	2,014,857
01/01/2018 to 12/31/2018	$12.56963	$11.70267	1,671,604
01/01/2019 to 12/31/2019	$11.70267	$13.53080	1,544,204
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00802	$10.10254	328,141
01/01/2011 to 12/31/2011	$10.10254	$10.15429	419,219
01/01/2012 to 12/31/2012	$10.15429	$10.44990	430,403
01/01/2013 to 12/31/2013	$10.44990	$10.04888	409,655
01/01/2014 to 12/31/2014	$10.04888	$9.86856	391,615
01/01/2015 to 12/31/2015	$9.86856	$9.74767	348,609
01/01/2016 to 12/31/2016	$9.74767	$9.73899	348,726
01/01/2017 to 12/31/2017	$9.73899	$9.73689	362,126
01/01/2018 to 12/31/2018	$9.73689	$9.64202	356,958
01/01/2019 to 12/31/2019	$9.64202	$9.91609	325,543
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00694	$10.37575	1,898,043
01/01/2011 to 12/31/2011	$10.37575	$10.52377	2,792,279
01/01/2012 to 12/31/2012	$10.52377	$11.30899	5,031,925
01/01/2013 to 12/31/2013	$11.30899	$10.91248	4,899,563
01/01/2014 to 12/31/2014	$10.91248	$11.18082	4,582,259
01/01/2015 to 12/31/2015	$11.18082	$10.75911	3,865,636
01/01/2016 to 12/31/2016	$10.75911	$11.02373	3,570,794
01/01/2017 to 12/31/2017	$11.02373	$11.30952	3,700,608
01/01/2018 to 12/31/2018	$11.30952	$11.04287	3,206,036
01/01/2019 to 12/31/2019	$11.04287	$11.85658	3,045,492
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97776	$10.85587	2,096,130
01/01/2011 to 12/31/2011	$10.85587	$10.41265	3,374,910
01/01/2012 to 12/31/2012	$10.41265	$11.63998	5,774,390
01/01/2013 to 12/31/2013	$11.63998	$14.03724	7,553,780
01/01/2014 to 12/31/2014	$14.03724	$14.76392	8,327,897
01/01/2015 to 12/31/2015	$14.76392	$14.59043	8,338,663
01/01/2016 to 12/31/2016	$14.59043	$15.32348	8,017,717
01/01/2017 to 12/31/2017	$15.32348	$17.75860	8,011,673
01/01/2018 to 12/31/2018	$17.75860	$16.36972	7,015,192
01/01/2019 to 12/31/2019	$16.36972	$19.67149	5,723,117

A 91

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99859	$11.65792	40,449
01/01/2014 to 12/31/2014	$11.65792	$13.01934	127,235
01/01/2015 to 12/31/2015	$13.01934	$12.34092	117,658
01/01/2016 to 12/31/2016	$12.34092	$13.93842	329,426
01/01/2017 to 12/31/2017	$13.93842	$16.22383	238,960
01/01/2018 to 12/31/2018	$16.22383	$15.18667	172,431
01/01/2019 to 12/31/2019	$15.18667	$19.56111	174,447
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$9.97026	$11.56952	43,077
01/01/2011 to 12/31/2011	$11.56952	$10.80000	89,816
01/01/2012 to 12/31/2012	$10.80000	$13.46178	137,044
01/01/2013 to 12/31/2013	$13.46178	$13.80828	163,725
01/01/2014 to 12/31/2014	$13.80828	$15.46350	137,909
01/01/2015 to 12/31/2015	$15.46350	$15.18706	114,640
01/01/2016 to 12/31/2016	$15.18706	$15.06308	109,367
01/01/2017 to 12/31/2017	$15.06308	$16.41971	116,906
01/01/2018 to 12/31/2018	$16.41971	$15.37900	93,747
01/01/2019 to 12/31/2019	$15.37900	$18.91609	89,624
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95998	$11.81048	108,557
01/01/2011 to 12/31/2011	$11.81048	$12.37513	193,768
01/01/2012 to 12/31/2012	$12.37513	$14.03150	308,569
01/01/2013 to 12/31/2013	$14.03150	$14.22509	332,684
01/01/2014 to 12/31/2014	$14.22509	$18.30603	345,928
01/01/2015 to 12/31/2015	$18.30603	$18.86651	292,234
01/01/2016 to 12/31/2016	$18.86651	$19.43959	287,540
01/01/2017 to 12/31/2017	$19.43959	$20.30351	276,602
01/01/2018 to 12/31/2018	$20.30351	$19.00764	206,822
01/01/2019 to 12/31/2019	$19.00764	$24.51733	187,383
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97607	$11.03811	1,723,298
01/01/2011 to 12/31/2011	$11.03811	$10.68755	3,053,207
01/01/2012 to 12/31/2012	$10.68755	$11.62294	5,708,330
01/01/2013 to 12/31/2013	$11.62294	$13.11185	6,362,716
01/01/2014 to 12/31/2014	$13.11185	$13.29515	5,853,895
01/01/2015 to 12/31/2015	$13.29515	$13.19866	5,708,508
01/01/2016 to 12/31/2016	$13.19866	$13.52663	5,337,156
01/01/2017 to 12/31/2017	$13.52663	$15.48760	5,008,886
01/01/2018 to 12/31/2018	$15.48760	$14.04390	4,340,161
01/01/2019 to 12/31/2019	$14.04390	$16.56641	3,691,643
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98833	$10.72450	1,284,434
01/01/2011 to 12/31/2011	$10.72450	$10.48895	1,944,938
01/01/2012 to 12/31/2012	$10.48895	$11.35484	3,042,159
01/01/2013 to 12/31/2013	$11.35484	$12.25810	3,307,472
01/01/2014 to 12/31/2014	$12.25810	$12.53666	3,009,249
01/01/2015 to 12/31/2015	$12.53666	$12.21154	2,590,849
01/01/2016 to 12/31/2016	$12.21154	$12.63533	2,431,983
01/01/2017 to 12/31/2017	$12.63533	$13.94676	2,432,113
01/01/2018 to 12/31/2018	$13.94676	$12.74086	1,874,168
01/01/2019 to 12/31/2019	$12.74086	$14.53093	1,640,164

A 92

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96522	$11.51535	162,968
01/01/2011 to 12/31/2011	$11.51535	$11.46720	250,592
01/01/2012 to 12/31/2012	$11.46720	$13.04056	391,887
01/01/2013 to 12/31/2013	$13.04056	$17.79423	402,804
01/01/2014 to 12/31/2014	$17.79423	$18.75080	396,308
01/01/2015 to 12/31/2015	$18.75080	$17.41934	371,860
01/01/2016 to 12/31/2016	$17.41934	$21.28695	377,388
01/01/2017 to 12/31/2017	$21.28695	$23.47651	310,813
01/01/2018 to 12/31/2018	$23.47651	$19.82980	269,156
01/01/2019 to 12/31/2019	$19.82980	$23.90516	269,118
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99860	$9.86455	273,624
01/01/2011 to 12/31/2011	$9.86455	$9.69934	623,247
01/01/2012 to 12/31/2012	$9.69934	$9.53456	447,194
01/01/2013 to 12/31/2013	$9.53456	$9.37256	391,063
01/01/2014 to 12/31/2014	$9.37256	$9.21312	404,682
01/01/2015 to 12/31/2015	$9.21312	$9.05630	389,331
01/01/2016 to 12/31/2016	$9.05630	$8.90287	340,673
01/01/2017 to 12/31/2017	$8.90287	$8.78170	309,432
01/01/2018 to 12/31/2018	$8.78170	$8.74388	232,050
01/01/2019 to 12/31/2019	$8.74388	$8.74054	286,092
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98457	$10.78613	118,383
01/01/2011 to 12/31/2011	$10.78613	$10.93950	200,366
01/01/2012 to 12/31/2012	$10.93950	$12.24527	397,008
01/01/2013 to 12/31/2013	$12.24527	$12.90148	503,533
01/01/2014 to 12/31/2014	$12.90148	$13.00657	504,304
01/01/2015 to 12/31/2015	$13.00657	$12.32988	434,852
01/01/2016 to 12/31/2016	$12.32988	$13.98689	365,022
01/01/2017 to 12/31/2017	$13.98689	$14.77713	382,239
01/01/2018 to 12/31/2018	$14.77713	$14.23609	297,896
01/01/2019 to 12/31/2019	$14.23609	$16.13509	315,816
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99058	$10.64194	39,346
01/01/2011 to 12/31/2011	$10.64194	$10.02358	74,837
01/01/2012 to 12/31/2012	$10.02358	$11.51676	97,022
01/01/2013 to 12/31/2013	$11.51676	$15.83369	159,893
01/01/2014 to 12/31/2014	$15.83369	$17.70414	254,525
01/01/2015 to 12/31/2015	$17.70414	$16.03948	213,579
01/01/2016 to 12/31/2016	$16.03948	$18.90299	194,412
01/01/2017 to 12/31/2017	$18.90299	$22.14901	221,632
01/01/2018 to 12/31/2018	$22.14901	$18.68940	235,072
01/01/2019 to 12/31/2019	$18.68940	$23.79572	223,736
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92942	$11.28154	71,949
01/01/2011 to 12/31/2011	$11.28154	$9.65674	146,939
01/01/2012 to 12/31/2012	$9.65674	$11.42561	205,439
01/01/2013 to 12/31/2013	$11.42561	$13.37174	246,278
01/01/2014 to 12/31/2014	$13.37174	$12.41833	259,880
01/01/2015 to 12/31/2015	$12.41833	$12.59154	282,160
01/01/2016 to 12/31/2016	$12.59154	$11.91034	241,229
01/01/2017 to 12/31/2017	$11.91034	$15.85623	254,110
01/01/2018 to 12/31/2018	$15.85623	$13.50753	252,168
01/01/2019 to 12/31/2019	$13.50753	$17.54167	221,539

A 93

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92929	$10.81917	69,809
01/01/2011 to 12/31/2011	$10.81917	$9.30077	130,835
01/01/2012 to 12/31/2012	$9.30077	$10.66713	176,290
01/01/2013 to 12/31/2013	$10.66713	$12.52710	187,264
01/01/2014 to 12/31/2014	$12.52710	$11.48863	198,455
01/01/2015 to 12/31/2015	$11.48863	$11.38567	173,640
01/01/2016 to 12/31/2016	$11.38567	$11.25750	186,937
01/01/2017 to 12/31/2017	$11.25750	$13.59125	182,000
01/01/2018 to 12/31/2018	$13.59125	$11.20328	169,325
01/01/2019 to 12/31/2019	$11.20328	$13.21797	180,177
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00682	$10.62325	3,681
01/01/2011 to 12/31/2011	$10.62325	$11.74255	15,848,756
01/01/2012 to 12/31/2012	$11.74255	$12.62792	6,122,695
01/01/2013 to 12/31/2013	$12.62792	$12.01813	893,990
01/01/2014 to 12/31/2014	$12.01813	$12.60885	1,029,731
01/01/2015 to 12/31/2015	$12.60885	$12.53986	4,577,264
01/01/2016 to 12/31/2016	$12.53986	$12.84539	4,606,258
01/01/2017 to 12/31/2017	$12.84539	$13.17217	1,601,617
01/01/2018 to 12/31/2018	$13.17217	$12.91259	7,985,938
01/01/2019 to 12/31/2019	$12.91259	$14.11864	1,822,175
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97683	$10.89582	737,456
01/01/2011 to 12/31/2011	$10.89582	$10.64989	1,448,339
01/01/2012 to 12/31/2012	$10.64989	$11.89058	2,683,105
01/01/2013 to 12/31/2013	$11.89058	$13.59163	3,099,193
01/01/2014 to 12/31/2014	$13.59163	$14.21092	2,839,575
01/01/2015 to 12/31/2015	$14.21092	$13.82301	2,549,581
01/01/2016 to 12/31/2016	$13.82301	$14.29747	2,391,005
01/01/2017 to 12/31/2017	$14.29747	$16.43814	2,367,419
01/01/2018 to 12/31/2018	$16.43814	$14.96609	2,121,605
01/01/2019 to 12/31/2019	$14.96609	$17.57027	1,986,154
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92194	$10.58075	195,676
01/01/2011 to 12/31/2011	$10.58075	$9.44941	270,284
01/01/2012 to 12/31/2012	$9.44941	$11.32357	420,837
01/01/2013 to 12/31/2013	$11.32357	$12.84095	490,500
01/01/2014 to 12/31/2014	$12.84095	$11.81920	504,746
01/01/2015 to 12/31/2015	$11.81920	$11.29350	498,051
01/01/2016 to 12/31/2016	$11.29350	$11.31638	469,107
01/01/2017 to 12/31/2017	$11.31638	$14.42099	497,800
01/01/2018 to 12/31/2018	$14.42099	$11.69830	459,382
01/01/2019 to 12/31/2019	$11.69830	$14.62997	465,297
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.61090	810,657
01/01/2011 to 12/31/2011	$10.61090	$10.45511	1,639,387
01/01/2012 to 12/31/2012	$10.45511	$11.37878	2,953,294
01/01/2013 to 12/31/2013	$11.37878	$12.41936	3,181,967
01/01/2014 to 12/31/2014	$12.41936	$12.87340	2,921,888
01/01/2015 to 12/31/2015	$12.87340	$12.63141	2,657,243
01/01/2016 to 12/31/2016	$12.63141	$12.89370	2,497,628
01/01/2017 to 12/31/2017	$12.89370	$14.21409	2,282,798
01/01/2018 to 12/31/2018	$14.21409	$13.25491	1,947,866
01/01/2019 to 12/31/2019	$13.25491	$14.93307	1,875,594

A 94

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97144	$10.80010	42,896
01/01/2011 to 12/31/2011	$10.80010	$10.68707	137,379
01/01/2012 to 12/31/2012	$10.68707	$12.10062	242,001
01/01/2013 to 12/31/2013	$12.10062	$16.23595	223,904
01/01/2014 to 12/31/2014	$16.23595	$17.47681	291,114
01/01/2015 to 12/31/2015	$17.47681	$19.00666	295,750
01/01/2016 to 12/31/2016	$19.00666	$18.41062	236,976
01/01/2017 to 12/31/2017	$18.41062	$24.58319	219,566
01/01/2018 to 12/31/2018	$24.58319	$23.77369	196,081
01/01/2019 to 12/31/2019	$23.77369	$30.98873	186,360
AST Legg Mason Diversified Growth Portfolio
11/24/2014* to 12/31/2014	$9.99859	$9.94129	0
01/01/2015 to 12/31/2015	$9.94129	$9.68401	0
01/01/2016 to 12/31/2016	$9.68401	$10.36871	0
01/01/2017 to 12/31/2017	$10.36871	$11.68166	0
01/01/2018 to 12/31/2018	$11.68166	$10.77363	0
01/01/2019 to 12/31/2019	$10.77363	$12.52363	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99269	$11.33042	230,357
01/01/2011 to 12/31/2011	$11.33042	$11.03643	322,925
01/01/2012 to 12/31/2012	$11.03643	$12.17932	605,908
01/01/2013 to 12/31/2013	$12.17932	$16.35559	605,307
01/01/2014 to 12/31/2014	$16.35559	$17.78012	744,532
01/01/2015 to 12/31/2015	$17.78012	$19.23816	578,457
01/01/2016 to 12/31/2016	$19.23816	$19.96645	526,371
01/01/2017 to 12/31/2017	$19.96645	$26.10322	466,747
01/01/2018 to 12/31/2018	$26.10322	$24.96747	374,960
01/01/2019 to 12/31/2019	$24.96747	$32.30614	317,400
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98772	$10.91885	109,112
01/01/2011 to 12/31/2011	$10.91885	$10.39724	169,121
01/01/2012 to 12/31/2012	$10.39724	$12.57884	264,336
01/01/2013 to 12/31/2013	$12.57884	$15.78207	285,396
01/01/2014 to 12/31/2014	$15.78207	$16.07701	289,031
01/01/2015 to 12/31/2015	$16.07701	$15.57213	300,958
01/01/2016 to 12/31/2016	$15.57213	$16.39662	292,168
01/01/2017 to 12/31/2017	$16.39662	$19.96144	279,561
01/01/2018 to 12/31/2018	$19.96144	$17.74598	248,872
01/01/2019 to 12/31/2019	$17.74598	$22.67027	211,531
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99859	$10.32013	586,313
01/01/2013 to 12/31/2013	$10.32013	$12.06359	731,605
01/01/2014 to 12/31/2014	$12.06359	$12.46788	732,638
01/01/2015 to 12/31/2015	$12.46788	$12.10372	662,322
01/01/2016 to 12/31/2016	$12.10372	$12.41263	614,034
01/01/2017 to 12/31/2017	$12.41263	$14.21470	599,386
01/01/2018 to 12/31/2018	$14.21470	$12.81561	490,275
01/01/2019 to 12/31/2019	$12.81561	$15.46538	442,353

A 95

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.89440	60,806
01/01/2011 to 12/31/2011	$10.89440	$10.64578	94,667
01/01/2012 to 12/31/2012	$10.64578	$12.25234	162,458
01/01/2013 to 12/31/2013	$12.25234	$16.46513	177,604
01/01/2014 to 12/31/2014	$16.46513	$17.59506	154,266
01/01/2015 to 12/31/2015	$17.59506	$18.54623	146,583
01/01/2016 to 12/31/2016	$18.54623	$18.58005	136,934
01/01/2017 to 12/31/2017	$18.58005	$23.87390	126,535
01/01/2018 to 12/31/2018	$23.87390	$23.97043	121,292
01/01/2019 to 12/31/2019	$23.97043	$32.46495	109,056
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99859	$10.19489	3,514
01/01/2013 to 12/31/2013	$10.19489	$13.47958	26,310
01/01/2014 to 12/31/2014	$13.47958	$14.60434	24,990
01/01/2015 to 12/31/2015	$14.60434	$14.25237	51,718
01/01/2016 to 12/31/2016	$14.25237	$15.89439	198,100
01/01/2017 to 12/31/2017	$15.89439	$18.33417	168,622
01/01/2018 to 12/31/2018	$18.33417	$16.19161	147,621
01/01/2019 to 12/31/2019	$16.19161	$20.58742	128,499
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01991	$11.44014	173,273
01/01/2011 to 12/31/2011	$11.44014	$10.91114	217,472
01/01/2012 to 12/31/2012	$10.91114	$12.82923	372,174
01/01/2013 to 12/31/2013	$12.82923	$16.67092	405,466
01/01/2014 to 12/31/2014	$16.67092	$18.27663	428,377
01/01/2015 to 12/31/2015	$18.27663	$16.94451	871,730
01/01/2016 to 12/31/2016	$16.94451	$16.93108	751,527
01/01/2017 to 12/31/2017	$16.93108	$21.15309	730,207
01/01/2018 to 12/31/2018	$21.15309	$19.88736	625,330
01/01/2019 to 12/31/2019	$19.88736	$25.44449	509,716
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99114	$11.25860	109,466
01/01/2011 to 12/31/2011	$11.25860	$10.79250	175,157
01/01/2012 to 12/31/2012	$10.79250	$12.42576	307,952
01/01/2013 to 12/31/2013	$12.42576	$17.34560	357,009
01/01/2014 to 12/31/2014	$17.34560	$19.48059	452,206
01/01/2015 to 12/31/2015	$19.48059	$18.06995	349,941
01/01/2016 to 12/31/2016	$18.06995	$21.00158	330,477
01/01/2017 to 12/31/2017	$21.00158	$23.49230	326,704
01/01/2018 to 12/31/2018	$23.49230	$19.29382	280,605
01/01/2019 to 12/31/2019	$19.29382	$22.95158	257,470
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93907	$11.70034	288,382
01/01/2011 to 12/31/2011	$11.70034	$9.17013	402,766
01/01/2012 to 12/31/2012	$9.17013	$10.63028	643,783
01/01/2013 to 12/31/2013	$10.63028	$10.47283	729,453
01/01/2014 to 12/31/2014	$10.47283	$9.81275	721,985
01/01/2015 to 12/31/2015	$9.81275	$8.03245	666,199
01/01/2016 to 12/31/2016	$8.03245	$8.87224	563,536
01/01/2017 to 12/31/2017	$8.87224	$11.02238	652,111
01/01/2018 to 12/31/2018	$11.02238	$9.31206	540,111
01/01/2019 to 12/31/2019	$9.31206	$10.37566	550,518

A 96

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98956	$10.61981	3,242,388
01/01/2011 to 12/31/2011	$10.61981	$10.54353	4,685,807
01/01/2012 to 12/31/2012	$10.54353	$11.43927	8,150,950
01/01/2013 to 12/31/2013	$11.43927	$12.28073	7,784,675
01/01/2014 to 12/31/2014	$12.28073	$12.76916	7,360,506
01/01/2015 to 12/31/2015	$12.76916	$12.57011	6,677,572
01/01/2016 to 12/31/2016	$12.57011	$13.03960	6,247,245
01/01/2017 to 12/31/2017	$13.03960	$14.11702	5,819,448
01/01/2018 to 12/31/2018	$14.11702	$13.48165	5,062,363
01/01/2019 to 12/31/2019	$13.48165	$15.20591	4,692,560
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01851	$10.06978	11,360
01/01/2012 to 12/31/2012	$10.06978	$10.60206	88,276
01/01/2013 to 12/31/2013	$10.60206	$10.18071	112,368
01/01/2014 to 12/31/2014	$10.18071	$10.61419	161,880
01/01/2015 to 12/31/2015	$10.61419	$10.40575	171,925
01/01/2016 to 12/31/2016	$10.40575	$10.65976	230,441
01/01/2017 to 12/31/2017	$10.65976	$11.07321	308,547
01/01/2018 to 12/31/2018	$11.07321	$10.79547	288,858
01/01/2019 to 12/31/2019	$10.79547	$11.64706	296,373
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96359	$11.53321	1,767,149
01/01/2011 to 12/31/2011	$11.53321	$10.63290	3,215,517
01/01/2012 to 12/31/2012	$10.63290	$11.80236	6,241,518
01/01/2013 to 12/31/2013	$11.80236	$13.57707	6,824,464
01/01/2014 to 12/31/2014	$13.57707	$14.57389	7,295,366
01/01/2015 to 12/31/2015	$14.57389	$14.23837	11,217,661
01/01/2016 to 12/31/2016	$14.23837	$15.40973	10,514,247
01/01/2017 to 12/31/2017	$15.40973	$17.58685	16,590,958
01/01/2018 to 12/31/2018	$17.58685	$15.97319	13,980,245
01/01/2019 to 12/31/2019	$15.97319	$18.71306	12,661,238
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99859	$11.67279	0
01/01/2014 to 12/31/2014	$11.67279	$13.22324	0
01/01/2015 to 12/31/2015	$13.22324	$13.19905	0
01/01/2016 to 12/31/2016	$13.19905	$14.38378	0
01/01/2017 to 12/31/2017	$14.38378	$17.16751	0
01/01/2018 to 12/31/2018	$17.16751	$15.66727	0
01/01/2019 to 12/31/2019	$15.66727	$19.28030	0
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.91439	8,682
01/01/2011 to 12/31/2011	$10.91439	$11.10006	48,028
01/01/2012 to 12/31/2012	$11.10006	$12.96275	202,404
01/01/2013 to 12/31/2013	$12.96275	$16.87460	221,960
01/01/2014 to 12/31/2014	$16.87460	$19.44302	385,403
01/01/2015 to 12/31/2015	$19.44302	$19.70100	339,850
01/01/2016 to 12/31/2016	$19.70100	$22.24202	333,051
01/01/2017 to 12/31/2017	$22.24202	$26.73003	296,095
01/01/2018 to 12/31/2018	$26.73003	$24.11431	323,447
01/01/2019 to 12/31/2019	$24.11431	$29.50389	173,933

A 97

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99859	$8.89689	0
01/01/2012 to 12/31/2012	$8.89689	$9.89612	0
01/01/2013 to 12/31/2013	$9.89612	$11.90675	16,132
01/01/2014 to 12/31/2014	$11.90675	$12.46527	2,034
01/01/2015 to 12/31/2015	$12.46527	$12.27176	2,016
01/01/2016 to 12/31/2016	$12.27176	$12.82623	2,019
01/01/2017 to 12/31/2017	$12.82623	$14.90233	1,994
01/01/2018 to 12/31/2018	$14.90233	$13.69146	1,954
01/01/2019 to 12/31/2019	$13.69146	$16.31266	1,959
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97192	$12.18384	68,658
01/01/2011 to 12/31/2011	$12.18384	$10.40658	200,611
01/01/2012 to 12/31/2012	$10.40658	$12.28287	345,173
01/01/2013 to 12/31/2013	$12.28287	$17.00181	352,909
01/01/2014 to 12/31/2014	$17.00181	$17.53857	365,854
01/01/2015 to 12/31/2015	$17.53857	$17.47055	305,428
01/01/2016 to 12/31/2016	$17.47055	$18.49644	255,915
01/01/2017 to 12/31/2017	$18.49644	$23.21770	232,956
01/01/2018 to 12/31/2018	$23.21770	$20.34619	184,203
01/01/2019 to 12/31/2019	$20.34619	$27.29708	161,321
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96097	$12.64476	51,212
01/01/2011 to 12/31/2011	$12.64476	$12.30830	117,969
01/01/2012 to 12/31/2012	$12.30830	$13.57203	225,275
01/01/2013 to 12/31/2013	$13.57203	$18.03404	249,619
01/01/2014 to 12/31/2014	$18.03404	$18.40461	222,602
01/01/2015 to 12/31/2015	$18.40461	$18.23393	238,631
01/01/2016 to 12/31/2016	$18.23393	$20.08921	200,979
01/01/2017 to 12/31/2017	$20.08921	$24.47172	175,989
01/01/2018 to 12/31/2018	$24.47172	$22.03199	161,207
01/01/2019 to 12/31/2019	$22.03199	$28.18087	152,670
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96440	$11.49200	44,213
01/01/2011 to 12/31/2011	$11.49200	$10.62167	63,209
01/01/2012 to 12/31/2012	$10.62167	$12.33695	107,553
01/01/2013 to 12/31/2013	$12.33695	$16.66308	104,066
01/01/2014 to 12/31/2014	$16.66308	$17.24268	103,322
01/01/2015 to 12/31/2015	$17.24268	$16.21902	85,907
01/01/2016 to 12/31/2016	$16.21902	$20.60010	102,032
01/01/2017 to 12/31/2017	$20.60010	$21.73867	109,959
01/01/2018 to 12/31/2018	$21.73867	$17.71857	79,065
01/01/2019 to 12/31/2019	$17.71857	$21.24564	78,041
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99229	$10.71605	2,863,672
01/01/2011 to 12/31/2011	$10.71605	$10.74314	5,207,868
01/01/2012 to 12/31/2012	$10.74314	$11.98557	11,334,791
01/01/2013 to 12/31/2013	$11.98557	$13.76509	12,437,947
01/01/2014 to 12/31/2014	$13.76509	$14.32668	11,920,680
01/01/2015 to 12/31/2015	$14.32668	$14.08904	14,657,282
01/01/2016 to 12/31/2016	$14.08904	$14.89482	13,808,489
01/01/2017 to 12/31/2017	$14.89482	$16.89832	12,881,246
01/01/2018 to 12/31/2018	$16.89832	$15.72480	11,596,731
01/01/2019 to 12/31/2019	$15.72480	$18.67952	9,989,556

A 98

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Growth Opportunities Portfolio
02/10/2014* to 12/31/2014	$9.99859	$10.50745	0
01/01/2015 to 12/31/2015	$10.50745	$10.48375	6,433
01/01/2016 to 12/31/2016	$10.48375	$10.86751	6,197
01/01/2017 to 12/31/2017	$10.86751	$12.86316	15,268
01/01/2018 to 12/31/2018	$12.86316	$11.67772	19,182
01/01/2019 to 12/31/2019	$11.67772	$14.31745	19,032
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97117	$11.16117	215,479
01/01/2011 to 12/31/2011	$11.16117	$10.78581	352,937
01/01/2012 to 12/31/2012	$10.78581	$12.46639	709,302
01/01/2013 to 12/31/2013	$12.46639	$17.64982	724,960
01/01/2014 to 12/31/2014	$17.64982	$18.79769	756,452
01/01/2015 to 12/31/2015	$18.79769	$20.24900	750,303
01/01/2016 to 12/31/2016	$20.24900	$20.44263	686,225
01/01/2017 to 12/31/2017	$20.44263	$27.70961	639,613
01/01/2018 to 12/31/2018	$27.70961	$28.28909	612,598
01/01/2019 to 12/31/2019	$28.28909	$35.65861	517,915
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98620	$10.69150	26,996
01/01/2011 to 12/31/2011	$10.69150	$10.45834	100,606
01/01/2012 to 12/31/2012	$10.45834	$11.65803	294,769
01/01/2013 to 12/31/2013	$11.65803	$15.42829	320,867
01/01/2014 to 12/31/2014	$15.42829	$15.40233	247,588
01/01/2015 to 12/31/2015	$15.40233	$14.22243	232,708
01/01/2016 to 12/31/2016	$14.22243	$14.83806	213,111
01/01/2017 to 12/31/2017	$14.83806	$17.00087	203,781
01/01/2018 to 12/31/2018	$17.00087	$15.08768	206,422
01/01/2019 to 12/31/2019	$15.08768	$18.68276	753,582
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85984	$11.50158	240,457
01/01/2011 to 12/31/2011	$11.50158	$9.61963	356,895
01/01/2012 to 12/31/2012	$9.61963	$9.79779	584,029
01/01/2013 to 12/31/2013	$9.79779	$11.11270	574,041
01/01/2014 to 12/31/2014	$11.11270	$10.01041	653,435
01/01/2015 to 12/31/2015	$10.01041	$7.94568	556,141
01/01/2016 to 12/31/2016	$7.94568	$9.73362	487,193
01/01/2017 to 12/31/2017	$9.73362	$10.55477	521,881
01/01/2018 to 12/31/2018	$10.55477	$8.64662	413,525
01/01/2019 to 12/31/2019	$8.64662	$9.93334	451,553
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98028	$10.33385	143,314
01/01/2011 to 12/31/2011	$10.33385	$10.57749	215,632
01/01/2012 to 12/31/2012	$10.57749	$10.94077	334,073
01/01/2013 to 12/31/2013	$10.94077	$10.35114	353,773
01/01/2014 to 12/31/2014	$10.35114	$10.23181	317,556
01/01/2015 to 12/31/2015	$10.23181	$9.59352	275,463
01/01/2016 to 12/31/2016	$9.59352	$9.84178	248,263
01/01/2017 to 12/31/2017	$9.84178	$9.87243	288,451
01/01/2018 to 12/31/2018	$9.87243	$9.89771	250,218
01/01/2019 to 12/31/2019	$9.89771	$9.88552	241,895

A 99

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98885	$11.52646	90,429
01/01/2011 to 12/31/2011	$11.52646	$10.93968	104,000
01/01/2012 to 12/31/2012	$10.93968	$12.73323	155,834
01/01/2013 to 12/31/2013	$12.73323	$16.57418	151,603
01/01/2014 to 12/31/2014	$16.57418	$18.73137	124,047
01/01/2015 to 12/31/2015	$18.73137	$17.19612	103,329
01/01/2016 to 12/31/2016	$17.19612	$19.27023	84,707
01/01/2017 to 12/31/2017	$19.27023	$22.45389	91,530
01/01/2018 to 12/31/2018	$22.45389	$18.42270	77,842
01/01/2019 to 12/31/2019	$18.42270	$21.57673	83,382
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99859	$8.83435	317,149
01/01/2012 to 12/31/2012	$8.83435	$9.63986	1,128,299
01/01/2013 to 12/31/2013	$9.63986	$11.41894	1,513,199
01/01/2014 to 12/31/2014	$11.41894	$11.84282	2,692,810
01/01/2015 to 12/31/2015	$11.84282	$11.56788	2,525,006
01/01/2016 to 12/31/2016	$11.56788	$12.11360	2,311,573
01/01/2017 to 12/31/2017	$12.11360	$13.52694	2,124,061
01/01/2018 to 12/31/2018	$13.52694	$12.63128	1,810,082
01/01/2019 to 12/31/2019	$12.63128	$14.96871	1,591,186
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.42309	325,487
01/01/2011 to 12/31/2011	$10.42309	$10.86347	572,681
01/01/2012 to 12/31/2012	$10.86347	$11.51711	894,105
01/01/2013 to 12/31/2013	$11.51711	$11.15231	1,063,222
01/01/2014 to 12/31/2014	$11.15231	$11.75168	1,214,910
01/01/2015 to 12/31/2015	$11.75168	$11.69480	1,339,106
01/01/2016 to 12/31/2016	$11.69480	$12.08851	1,341,625
01/01/2017 to 12/31/2017	$12.08851	$12.63316	1,428,098
01/01/2018 to 12/31/2018	$12.63316	$12.13609	1,900,964
01/01/2019 to 12/31/2019	$12.13609	$13.39734	1,786,664
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99859	$10.38369	0
01/01/2013 to 12/31/2013	$10.38369	$9.37686	0
01/01/2014 to 12/31/2014	$9.37686	$9.34226	373
01/01/2015 to 12/31/2015	$9.34226	$8.90025	176
01/01/2016 to 12/31/2016	$8.90025	$9.67726	0
01/01/2017 to 12/31/2017	$9.67726	$10.39813	508
01/01/2018 to 12/31/2018	$10.39813	$9.53902	0
01/01/2019 to 12/31/2019	$9.53902	$10.76945	0
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	$9.90736	$8.80449	7,301
01/01/2019 to 12/31/2019	$8.80449	$10.59500	6,902
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	$9.91805	$9.39322	1,398
01/01/2019 to 12/31/2019	$9.39322	$12.10281	104,237
*Denotes the start date of these sub-accounts

A 100

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II - Cliff M&E (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$13.30141	$14.04247	464,848
AST Advanced Strategies Portfolio
03/18/2019 to 12/31/2019	$17.11008	$18.69395	1,564,026
AST AllianzGI World Trends Portfolio
03/18/2019 to 12/31/2019	$14.23496	$15.36938	1,375,743
AST Balanced Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$16.27848	$17.56017	1,583,047
AST BlackRock Global Strategies Portfolio
03/18/2019 to 12/31/2019	$12.47661	$13.29333	668,334
AST BlackRock Low Duration Bond Portfolio
03/18/2019 to 12/31/2019	$9.56304	$9.71997	58,062
AST BlackRock/Loomis Sayles Bond Portfolio
03/18/2019 to 12/31/2019	$11.05019	$11.62229	73,124
AST Bond Portfolio 2019
03/18/2019 to 12/31/2019	$11.57556	$11.48569	0
AST Bond Portfolio 2020
03/18/2019 to 12/31/2019	$12.05579	$12.18363	510,310
AST Bond Portfolio 2021
03/18/2019 to 12/31/2019	$12.62987	$12.93078	154,231
AST Bond Portfolio 2022
03/18/2019 to 12/31/2019	$11.76155	$12.12452	78,393
AST Bond Portfolio 2023
03/18/2019 to 12/31/2019	$10.02270	$10.38676	3,634
AST Bond Portfolio 2024
03/18/2019 to 12/31/2019	$9.73791	$10.20371	96,264
AST Bond Portfolio 2025
03/18/2019 to 12/31/2019	$11.17544	$11.78307	33,065
AST Bond Portfolio 2026
03/18/2019 to 12/31/2019	$9.83273	$10.46638	594,538
AST Bond Portfolio 2027
03/18/2019 to 12/31/2019	$9.77882	$10.45627	217,881
AST Bond Portfolio 2028
03/18/2019 to 12/31/2019	$9.78561	$10.54486	98,842
AST Bond Portfolio 2029
03/18/2019 to 12/31/2019	$9.81823	$10.63309	299,599
AST Bond Portfolio 2030
03/18/2019 to 12/31/2019	$10.29832	$11.22275	79,860
AST Capital Growth Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$17.73223	$19.28247	1,962,744
AST ClearBridge Dividend Growth Portfolio
03/18/2019 to 12/31/2019	$16.89584	$19.29017	33,990
AST Cohen & Steers Global Realty Portfolio
03/18/2019 to 12/31/2019	$17.02306	$18.54223	3,802
AST Cohen & Steers Realty Portfolio
03/18/2019 to 12/31/2019	$21.27776	$24.03292	14,863
AST Fidelity Institutional AM® Quantitative Portfolio
03/18/2019 to 12/31/2019	$14.93204	$16.23881	898,806
AST Goldman Sachs Multi-Asset Portfolio
03/18/2019 to 12/31/2019	$13.35334	$14.24339	899,504

A 101

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	$22.10836	$23.43332	17,824
AST Government Money Market Portfolio
03/18/2019 to 12/31/2019	$8.58810	$8.56794	3,827
AST High Yield Portfolio
03/18/2019 to 12/31/2019	$14.88570	$15.81572	29,633
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	$21.47621	$23.32541	28,457
AST International Growth Portfolio
03/18/2019 to 12/31/2019	$15.15268	$17.19477	5,100
AST International Value Portfolio
03/18/2019 to 12/31/2019	$12.10015	$12.95687	6,550
AST Investment Grade Bond Portfolio
03/18/2019 to 12/31/2019	$10.43520	$11.12060	126,657
AST J.P. Morgan Global Thematic Portfolio
03/18/2019 to 12/31/2019	$15.93168	$17.22240	492,950
AST J.P. Morgan International Equity Portfolio
03/18/2019 to 12/31/2019	$12.82622	$14.34080	21,385
AST J.P. Morgan Strategic Opportunities Portfolio
03/18/2019 to 12/31/2019	$13.77507	$14.63843	368,368
AST Jennison Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$27.09401	$30.37627	6,063
AST Loomis Sayles Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$28.07367	$31.66749	10,527
AST MFS Global Equity Portfolio
03/18/2019 to 12/31/2019	$19.88595	$22.22222	17,366
AST MFS Growth Allocation Portfolio
03/18/2019 to 12/31/2019	$13.76270	$15.22538	407,174
AST MFS Growth Portfolio
03/18/2019 to 12/31/2019	$27.32256	$31.82341	7,300
AST MFS Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	$18.01616	$20.28059	6,437
AST Mid-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$22.64715	$24.94126	32,213
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	$21.68967	$22.49821	9,537
AST Parametric Emerging Markets Equity Portfolio
03/18/2019 to 12/31/2019	$9.90616	$10.17036	14,895
AST Preservation Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$14.00159	$14.90552	1,161,213
AST Prudential Core Bond Portfolio
03/18/2019 to 12/31/2019	$10.82212	$11.45521	31,109
AST Prudential Growth Allocation Portfolio
03/18/2019 to 12/31/2019	$17.12447	$18.34307	2,480,964
AST QMA US Equity Alpha Portfolio
03/18/2019 to 12/31/2019	$26.47654	$28.92119	6,844
AST Quantitative Modeling Portfolio
03/18/2019 to 12/31/2019	$14.76651	$16.02711	5,778
AST Small-Cap Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	$24.27197	$26.75703	6,096
AST Small-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$26.23724	$27.62375	12,084
AST Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	$19.86645	$20.82601	7,389
AST T. Rowe Price Asset Allocation Portfolio
03/18/2019 to 12/31/2019	$16.79254	$18.31077	3,184,589

A 102

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	$31.71108	$34.95341	27,933
AST T. Rowe Price Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	$16.56277	$18.31332	27,928
AST T. Rowe Price Natural Resources Portfolio
03/18/2019 to 12/31/2019	$9.54289	$9.73676	13,661
AST Templeton Global Bond Portfolio
03/18/2019 to 12/31/2019	$10.03626	$9.68993	25,879
AST WEDGE Capital Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	$20.33415	$21.15050	6,517
AST Wellington Management Hedged Equity Portfolio
03/18/2019 to 12/31/2019	$13.52510	$14.70649	962,993
AST Western Asset Core Plus Bond Portfolio
03/18/2019 to 12/31/2019	$12.24217	$13.13249	88,480
*Denotes the start date of these sub-accounts

A 103

A 104

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96755	$10.78127	616,622
01/01/2011 to 12/31/2011	$10.78127	$10.27449	1,188,522
01/01/2012 to 12/31/2012	$10.27449	$11.32236	1,537,363
01/01/2013 to 12/31/2013	$11.32236	$12.19011	1,612,732
01/01/2014 to 12/31/2014	$12.19011	$12.38986	1,375,382
01/01/2015 to 12/31/2015	$12.38986	$11.73914	1,098,760
01/01/2016 to 12/31/2016	$11.73914	$12.22137	994,260
01/01/2017 to 12/31/2017	$12.22137	$13.47124	1,014,369
01/01/2018 to 12/31/2018	$13.47124	$12.11393	654,337
01/01/2019 to 12/31/2019	$12.11393	$13.76372	498,218
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97824	$10.88690	470,553
01/01/2011 to 12/31/2011	$10.88690	$10.67064	735,064
01/01/2012 to 12/31/2012	$10.67064	$11.87203	1,358,648
01/01/2013 to 12/31/2013	$11.87203	$13.54713	1,460,959
01/01/2014 to 12/31/2014	$13.54713	$14.07267	1,416,850
01/01/2015 to 12/31/2015	$14.07267	$13.88783	1,332,878
01/01/2016 to 12/31/2016	$13.88783	$14.56311	1,246,753
01/01/2017 to 12/31/2017	$14.56311	$16.67151	1,171,022
01/01/2018 to 12/31/2018	$16.67151	$15.35892	972,241
01/01/2019 to 12/31/2019	$15.35892	$18.32330	654,713
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98731	$10.77337	409,386
01/01/2011 to 12/31/2011	$10.77337	$10.35589	684,746
01/01/2012 to 12/31/2012	$10.35589	$11.18047	1,280,409
01/01/2013 to 12/31/2013	$11.18047	$12.30719	1,309,146
01/01/2014 to 12/31/2014	$12.30719	$12.66800	1,274,882
01/01/2015 to 12/31/2015	$12.66800	$12.38138	1,160,188
01/01/2016 to 12/31/2016	$12.38138	$12.70553	1,034,925
01/01/2017 to 12/31/2017	$12.70553	$14.45873	1,067,791
01/01/2018 to 12/31/2018	$14.45873	$13.03493	847,872
01/01/2019 to 12/31/2019	$13.03493	$15.06437	615,573
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98851	$10.73966	572,938
01/01/2011 to 12/31/2011	$10.73966	$10.38658	960,066
01/01/2012 to 12/31/2012	$10.38658	$11.43662	1,455,490
01/01/2013 to 12/31/2013	$11.43662	$13.17247	1,582,290
01/01/2014 to 12/31/2014	$13.17247	$13.73688	1,545,081
01/01/2015 to 12/31/2015	$13.73688	$13.51240	1,450,619
01/01/2016 to 12/31/2016	$13.51240	$14.06251	1,340,995
01/01/2017 to 12/31/2017	$14.06251	$15.82021	1,353,584
01/01/2018 to 12/31/2018	$15.82021	$14.72202	1,137,189
01/01/2019 to 12/31/2019	$14.72202	$17.21153	704,494

A 105

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99826	$9.13879	82,761
01/01/2012 to 12/31/2012	$9.13879	$10.01086	388,295
01/01/2013 to 12/31/2013	$10.01086	$10.86430	389,792
01/01/2014 to 12/31/2014	$10.86430	$11.15680	354,953
01/01/2015 to 12/31/2015	$11.15680	$10.59478	327,092
01/01/2016 to 12/31/2016	$10.59478	$11.09480	288,327
01/01/2017 to 12/31/2017	$11.09480	$12.23238	221,033
01/01/2018 to 12/31/2018	$12.23238	$11.34201	203,210
01/01/2019 to 12/31/2019	$11.34201	$13.06040	175,184
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00768	$10.06943	52,634
01/01/2011 to 12/31/2011	$10.06943	$10.07987	87,127
01/01/2012 to 12/31/2012	$10.07987	$10.33107	107,653
01/01/2013 to 12/31/2013	$10.33107	$9.89418	81,693
01/01/2014 to 12/31/2014	$9.89418	$9.67708	75,778
01/01/2015 to 12/31/2015	$9.67708	$9.51958	50,579
01/01/2016 to 12/31/2016	$9.51958	$9.47295	35,766
01/01/2017 to 12/31/2017	$9.47295	$9.43279	31,787
01/01/2018 to 12/31/2018	$9.43279	$9.30250	21,308
01/01/2019 to 12/31/2019	$9.30250	$9.52816	8,062
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00660	$10.34172	542,883
01/01/2011 to 12/31/2011	$10.34172	$10.44670	725,486
01/01/2012 to 12/31/2012	$10.44670	$11.18028	1,202,300
01/01/2013 to 12/31/2013	$11.18028	$10.74438	1,310,826
01/01/2014 to 12/31/2014	$10.74438	$10.96377	1,221,686
01/01/2015 to 12/31/2015	$10.96377	$10.50721	974,784
01/01/2016 to 12/31/2016	$10.50721	$10.72204	874,714
01/01/2017 to 12/31/2017	$10.72204	$10.95529	940,950
01/01/2018 to 12/31/2018	$10.95529	$10.65326	706,193
01/01/2019 to 12/31/2019	$10.65326	$11.39178	518,893
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97742	$10.82029	534,767
01/01/2011 to 12/31/2011	$10.82029	$10.33635	590,706
01/01/2012 to 12/31/2012	$10.33635	$11.50768	998,236
01/01/2013 to 12/31/2013	$11.50768	$13.82131	1,367,287
01/01/2014 to 12/31/2014	$13.82131	$14.47761	1,378,372
01/01/2015 to 12/31/2015	$14.47761	$14.24918	1,337,845
01/01/2016 to 12/31/2016	$14.24918	$14.90433	1,282,112
01/01/2017 to 12/31/2017	$14.90433	$17.20269	1,160,601
01/01/2018 to 12/31/2018	$17.20269	$15.79233	1,018,773
01/01/2019 to 12/31/2019	$15.79233	$18.90043	621,443
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99826	$11.61742	6,248
01/01/2014 to 12/31/2014	$11.61742	$12.92135	35,560
01/01/2015 to 12/31/2015	$12.92135	$12.19819	31,414
01/01/2016 to 12/31/2016	$12.19819	$13.72148	61,906
01/01/2017 to 12/31/2017	$13.72148	$15.90644	53,128
01/01/2018 to 12/31/2018	$15.90644	$14.82847	25,795
01/01/2019 to 12/31/2019	$14.82847	$19.02192	6,505

A 106

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$9.96993	$11.53165	19,913
01/01/2011 to 12/31/2011	$11.53165	$10.72094	18,697
01/01/2012 to 12/31/2012	$10.72094	$13.30873	29,922
01/01/2013 to 12/31/2013	$13.30873	$13.59570	35,859
01/01/2014 to 12/31/2014	$13.59570	$15.16355	32,869
01/01/2015 to 12/31/2015	$15.16355	$14.83180	29,993
01/01/2016 to 12/31/2016	$14.83180	$14.65107	28,470
01/01/2017 to 12/31/2017	$14.65107	$15.90570	29,599
01/01/2018 to 12/31/2018	$15.90570	$14.83656	21,335
01/01/2019 to 12/31/2019	$14.83656	$18.17468	11,481
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95965	$11.77181	25,309
01/01/2011 to 12/31/2011	$11.77181	$12.28453	27,831
01/01/2012 to 12/31/2012	$12.28453	$13.87195	55,888
01/01/2013 to 12/31/2013	$13.87195	$14.00615	66,756
01/01/2014 to 12/31/2014	$14.00615	$17.95101	69,485
01/01/2015 to 12/31/2015	$17.95101	$18.42533	53,286
01/01/2016 to 12/31/2016	$18.42533	$18.90802	41,764
01/01/2017 to 12/31/2017	$18.90802	$19.66812	46,568
01/01/2018 to 12/31/2018	$19.66812	$18.33739	29,666
01/01/2019 to 12/31/2019	$18.33739	$23.55652	14,198
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97573	$11.00198	514,803
01/01/2011 to 12/31/2011	$11.00198	$10.60927	978,290
01/01/2012 to 12/31/2012	$10.60927	$11.49073	1,613,890
01/01/2013 to 12/31/2013	$11.49073	$12.90995	1,482,592
01/01/2014 to 12/31/2014	$12.90995	$13.03710	1,048,264
01/01/2015 to 12/31/2015	$13.03710	$12.88970	1,004,960
01/01/2016 to 12/31/2016	$12.88970	$13.15637	947,052
01/01/2017 to 12/31/2017	$13.15637	$15.00254	880,366
01/01/2018 to 12/31/2018	$15.00254	$13.54839	732,374
01/01/2019 to 12/31/2019	$13.54839	$15.91673	452,017
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98800	$10.68940	274,293
01/01/2011 to 12/31/2011	$10.68940	$10.41222	413,703
01/01/2012 to 12/31/2012	$10.41222	$11.22580	631,707
01/01/2013 to 12/31/2013	$11.22580	$12.06932	616,474
01/01/2014 to 12/31/2014	$12.06932	$12.29341	589,431
01/01/2015 to 12/31/2015	$12.29341	$11.92573	472,291
01/01/2016 to 12/31/2016	$11.92573	$12.28947	422,557
01/01/2017 to 12/31/2017	$12.28947	$13.51005	440,492
01/01/2018 to 12/31/2018	$13.51005	$12.29132	304,009
01/01/2019 to 12/31/2019	$12.29132	$13.96110	197,463
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96489	$11.47751	44,646
01/01/2011 to 12/31/2011	$11.47751	$11.38312	47,480
01/01/2012 to 12/31/2012	$11.38312	$12.89210	77,117
01/01/2013 to 12/31/2013	$12.89210	$17.52034	82,400
01/01/2014 to 12/31/2014	$17.52034	$18.38705	91,633
01/01/2015 to 12/31/2015	$18.38705	$17.01185	74,059
01/01/2016 to 12/31/2016	$17.01185	$20.70469	72,349
01/01/2017 to 12/31/2017	$20.70469	$22.74177	75,877
01/01/2018 to 12/31/2018	$22.74177	$19.13040	48,508
01/01/2019 to 12/31/2019	$19.13040	$22.96820	34,113

A 107

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99826	$9.83210	68,016
01/01/2011 to 12/31/2011	$9.83210	$9.62805	130,445
01/01/2012 to 12/31/2012	$9.62805	$9.42621	155,067
01/01/2013 to 12/31/2013	$9.42621	$9.22821	198,123
01/01/2014 to 12/31/2014	$9.22821	$9.03434	165,720
01/01/2015 to 12/31/2015	$9.03434	$8.84463	142,010
01/01/2016 to 12/31/2016	$8.84463	$8.65942	129,006
01/01/2017 to 12/31/2017	$8.65942	$8.50697	109,082
01/01/2018 to 12/31/2018	$8.50697	$8.43563	62,033
01/01/2019 to 12/31/2019	$8.43563	$8.39821	54,753
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98423	$10.75077	47,933
01/01/2011 to 12/31/2011	$10.75077	$10.85949	66,789
01/01/2012 to 12/31/2012	$10.85949	$12.10603	88,288
01/01/2013 to 12/31/2013	$12.10603	$12.70285	96,327
01/01/2014 to 12/31/2014	$12.70285	$12.75411	99,076
01/01/2015 to 12/31/2015	$12.75411	$12.04126	74,329
01/01/2016 to 12/31/2016	$12.04126	$13.60403	68,636
01/01/2017 to 12/31/2017	$13.60403	$14.31431	73,013
01/01/2018 to 12/31/2018	$14.31431	$13.73367	52,962
01/01/2019 to 12/31/2019	$13.73367	$15.50241	27,812
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99024	$10.60710	9,369
01/01/2011 to 12/31/2011	$10.60710	$9.95015	8,712
01/01/2012 to 12/31/2012	$9.95015	$11.38581	18,692
01/01/2013 to 12/31/2013	$11.38581	$15.59005	36,250
01/01/2014 to 12/31/2014	$15.59005	$17.36079	43,160
01/01/2015 to 12/31/2015	$17.36079	$15.66437	44,468
01/01/2016 to 12/31/2016	$15.66437	$18.38597	71,622
01/01/2017 to 12/31/2017	$18.38597	$21.45578	59,065
01/01/2018 to 12/31/2018	$21.45578	$18.03031	56,716
01/01/2019 to 12/31/2019	$18.03031	$22.86306	28,015
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92909	$11.24449	20,260
01/01/2011 to 12/31/2011	$11.24449	$9.58589	24,041
01/01/2012 to 12/31/2012	$9.58589	$11.29559	35,590
01/01/2013 to 12/31/2013	$11.29559	$13.16577	39,165
01/01/2014 to 12/31/2014	$13.16577	$12.17716	37,512
01/01/2015 to 12/31/2015	$12.17716	$12.29675	36,556
01/01/2016 to 12/31/2016	$12.29675	$11.58431	26,314
01/01/2017 to 12/31/2017	$11.58431	$15.35957	28,814
01/01/2018 to 12/31/2018	$15.35957	$13.03078	27,153
01/01/2019 to 12/31/2019	$13.03078	$16.85372	18,718
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92896	$10.78368	15,359
01/01/2011 to 12/31/2011	$10.78368	$9.23249	30,645
01/01/2012 to 12/31/2012	$9.23249	$10.54563	42,525
01/01/2013 to 12/31/2013	$10.54563	$12.33410	42,005
01/01/2014 to 12/31/2014	$12.33410	$11.26549	42,556
01/01/2015 to 12/31/2015	$11.26549	$11.11906	27,383
01/01/2016 to 12/31/2016	$11.11906	$10.94929	21,349
01/01/2017 to 12/31/2017	$10.94929	$13.16563	20,597
01/01/2018 to 12/31/2018	$13.16563	$10.80802	12,790
01/01/2019 to 12/31/2019	$10.80802	$12.69965	17,970

A 108

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00649	$10.58844	395
01/01/2011 to 12/31/2011	$10.58844	$11.65657	4,284,339
01/01/2012 to 12/31/2012	$11.65657	$12.48437	1,875,844
01/01/2013 to 12/31/2013	$12.48437	$11.83322	360,518
01/01/2014 to 12/31/2014	$11.83322	$12.36430	472,431
01/01/2015 to 12/31/2015	$12.36430	$12.24661	1,799,371
01/01/2016 to 12/31/2016	$12.24661	$12.49409	1,950,007
01/01/2017 to 12/31/2017	$12.49409	$12.75993	790,041
01/01/2018 to 12/31/2018	$12.75993	$12.45717	3,465,611
01/01/2019 to 12/31/2019	$12.45717	$13.56524	384,226
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97649	$10.86001	180,020
01/01/2011 to 12/31/2011	$10.86001	$10.57177	326,722
01/01/2012 to 12/31/2012	$10.57177	$11.75519	600,897
01/01/2013 to 12/31/2013	$11.75519	$13.38210	600,819
01/01/2014 to 12/31/2014	$13.38210	$13.93493	599,949
01/01/2015 to 12/31/2015	$13.93493	$13.49945	551,011
01/01/2016 to 12/31/2016	$13.49945	$13.90612	511,599
01/01/2017 to 12/31/2017	$13.90612	$15.92331	512,401
01/01/2018 to 12/31/2018	$15.92331	$14.43807	428,255
01/01/2019 to 12/31/2019	$14.43807	$16.88134	325,270
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92161	$10.54608	69,067
01/01/2011 to 12/31/2011	$10.54608	$9.38012	81,760
01/01/2012 to 12/31/2012	$9.38012	$11.19486	138,763
01/01/2013 to 12/31/2013	$11.19486	$12.64339	158,885
01/01/2014 to 12/31/2014	$12.64339	$11.58999	165,397
01/01/2015 to 12/31/2015	$11.58999	$11.02943	130,939
01/01/2016 to 12/31/2016	$11.02943	$11.00699	132,936
01/01/2017 to 12/31/2017	$11.00699	$13.96977	133,366
01/01/2018 to 12/31/2018	$13.96977	$11.28582	104,333
01/01/2019 to 12/31/2019	$11.28582	$14.05673	71,856
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.57605	175,060
01/01/2011 to 12/31/2011	$10.57605	$10.37847	273,353
01/01/2012 to 12/31/2012	$10.37847	$11.24938	422,245
01/01/2013 to 12/31/2013	$11.24938	$12.22821	402,427
01/01/2014 to 12/31/2014	$12.22821	$12.62374	383,051
01/01/2015 to 12/31/2015	$12.62374	$12.33605	336,583
01/01/2016 to 12/31/2016	$12.33605	$12.54118	290,070
01/01/2017 to 12/31/2017	$12.54118	$13.76941	273,841
01/01/2018 to 12/31/2018	$13.76941	$12.78772	211,714
01/01/2019 to 12/31/2019	$12.78772	$14.34816	122,994
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97111	$10.76470	11,375
01/01/2011 to 12/31/2011	$10.76470	$10.60883	43,364
01/01/2012 to 12/31/2012	$10.60883	$11.96308	80,352
01/01/2013 to 12/31/2013	$11.96308	$15.98615	77,382
01/01/2014 to 12/31/2014	$15.98615	$17.13785	82,679
01/01/2015 to 12/31/2015	$17.13785	$18.56219	72,098
01/01/2016 to 12/31/2016	$18.56219	$17.90707	60,028
01/01/2017 to 12/31/2017	$17.90707	$23.81386	53,435
01/01/2018 to 12/31/2018	$23.81386	$22.93529	51,341
01/01/2019 to 12/31/2019	$22.93529	$29.77423	37,208

A 109

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99236	$11.29330	61,542
01/01/2011 to 12/31/2011	$11.29330	$10.95551	80,684
01/01/2012 to 12/31/2012	$10.95551	$12.04063	135,355
01/01/2013 to 12/31/2013	$12.04063	$16.10352	132,455
01/01/2014 to 12/31/2014	$16.10352	$17.43484	162,487
01/01/2015 to 12/31/2015	$17.43484	$18.78781	98,578
01/01/2016 to 12/31/2016	$18.78781	$19.41983	100,063
01/01/2017 to 12/31/2017	$19.41983	$25.28556	102,400
01/01/2018 to 12/31/2018	$25.28556	$24.08630	72,730
01/01/2019 to 12/31/2019	$24.08630	$31.03918	56,347
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98739	$10.88308	35,110
01/01/2011 to 12/31/2011	$10.88308	$10.32113	51,259
01/01/2012 to 12/31/2012	$10.32113	$12.43595	78,335
01/01/2013 to 12/31/2013	$12.43595	$15.53932	89,553
01/01/2014 to 12/31/2014	$15.53932	$15.76524	93,252
01/01/2015 to 12/31/2015	$15.76524	$15.20794	90,219
01/01/2016 to 12/31/2016	$15.20794	$15.94814	88,569
01/01/2017 to 12/31/2017	$15.94814	$19.33665	89,216
01/01/2018 to 12/31/2018	$19.33665	$17.12009	78,917
01/01/2019 to 12/31/2019	$17.12009	$21.78151	50,634
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.29169	97,976
01/01/2013 to 12/31/2013	$10.29169	$11.98140	123,017
01/01/2014 to 12/31/2014	$11.98140	$12.33254	167,860
01/01/2015 to 12/31/2015	$12.33254	$11.92365	171,554
01/01/2016 to 12/31/2016	$11.92365	$12.17840	150,285
01/01/2017 to 12/31/2017	$12.17840	$13.88984	140,594
01/01/2018 to 12/31/2018	$13.88984	$12.47141	101,538
01/01/2019 to 12/31/2019	$12.47141	$14.98878	72,344
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.85871	15,539
01/01/2011 to 12/31/2011	$10.85871	$10.56782	28,979
01/01/2012 to 12/31/2012	$10.56782	$12.11316	59,322
01/01/2013 to 12/31/2013	$12.11316	$16.21185	55,641
01/01/2014 to 12/31/2014	$16.21185	$17.25380	83,631
01/01/2015 to 12/31/2015	$17.25380	$18.11252	39,864
01/01/2016 to 12/31/2016	$18.11252	$18.07191	38,229
01/01/2017 to 12/31/2017	$18.07191	$23.12682	32,098
01/01/2018 to 12/31/2018	$23.12682	$23.12527	25,819
01/01/2019 to 12/31/2019	$23.12527	$31.19273	24,476
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99826	$10.17946	0
01/01/2013 to 12/31/2013	$10.17946	$13.40436	3,034
01/01/2014 to 12/31/2014	$13.40436	$14.46368	1,843
01/01/2015 to 12/31/2015	$14.46368	$14.05744	2,847
01/01/2016 to 12/31/2016	$14.05744	$15.61340	20,978
01/01/2017 to 12/31/2017	$15.61340	$17.93707	19,108
01/01/2018 to 12/31/2018	$17.93707	$15.77605	23,566
01/01/2019 to 12/31/2019	$15.77605	$19.97742	15,622

A 110

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01958	$11.40273	17,909
01/01/2011 to 12/31/2011	$11.40273	$10.83119	31,037
01/01/2012 to 12/31/2012	$10.83119	$12.68323	67,026
01/01/2013 to 12/31/2013	$12.68323	$16.41409	77,749
01/01/2014 to 12/31/2014	$16.41409	$17.92176	72,445
01/01/2015 to 12/31/2015	$17.92176	$16.54789	105,671
01/01/2016 to 12/31/2016	$16.54789	$16.46765	102,967
01/01/2017 to 12/31/2017	$16.46765	$20.49067	109,847
01/01/2018 to 12/31/2018	$20.49067	$19.18568	93,975
01/01/2019 to 12/31/2019	$19.18568	$24.44678	58,183
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99081	$11.22185	23,350
01/01/2011 to 12/31/2011	$11.22185	$10.71360	49,052
01/01/2012 to 12/31/2012	$10.71360	$12.28480	90,654
01/01/2013 to 12/31/2013	$12.28480	$17.07924	100,251
01/01/2014 to 12/31/2014	$17.07924	$19.10337	111,928
01/01/2015 to 12/31/2015	$19.10337	$17.64787	85,414
01/01/2016 to 12/31/2016	$17.64787	$20.42786	98,836
01/01/2017 to 12/31/2017	$20.42786	$22.75780	94,254
01/01/2018 to 12/31/2018	$22.75780	$18.61396	69,205
01/01/2019 to 12/31/2019	$18.61396	$22.05268	62,621
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93873	$11.66195	84,926
01/01/2011 to 12/31/2011	$11.66195	$9.10284	90,497
01/01/2012 to 12/31/2012	$9.10284	$10.50918	143,486
01/01/2013 to 12/31/2013	$10.50918	$10.31145	177,032
01/01/2014 to 12/31/2014	$10.31145	$9.62209	173,301
01/01/2015 to 12/31/2015	$9.62209	$7.84425	140,164
01/01/2016 to 12/31/2016	$7.84425	$8.62930	136,119
01/01/2017 to 12/31/2017	$8.62930	$10.67714	160,874
01/01/2018 to 12/31/2018	$10.67714	$8.98352	117,892
01/01/2019 to 12/31/2019	$8.98352	$9.96887	95,646
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98922	$10.58499	861,017
01/01/2011 to 12/31/2011	$10.58499	$10.46635	1,285,489
01/01/2012 to 12/31/2012	$10.46635	$11.30921	1,905,620
01/01/2013 to 12/31/2013	$11.30921	$12.09170	1,742,237
01/01/2014 to 12/31/2014	$12.09170	$12.52144	1,620,577
01/01/2015 to 12/31/2015	$12.52144	$12.27605	1,453,620
01/01/2016 to 12/31/2016	$12.27605	$12.68287	1,249,014
01/01/2017 to 12/31/2017	$12.68287	$13.67509	1,159,745
01/01/2018 to 12/31/2018	$13.67509	$13.00614	911,382
01/01/2019 to 12/31/2019	$13.00614	$14.60987	495,727
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01818	$10.06267	0
01/01/2012 to 12/31/2012	$10.06267	$10.55146	26,834
01/01/2013 to 12/31/2013	$10.55146	$10.09089	23,433
01/01/2014 to 12/31/2014	$10.09089	$10.47775	27,600
01/01/2015 to 12/31/2015	$10.47775	$10.23026	26,846
01/01/2016 to 12/31/2016	$10.23026	$10.43751	51,554
01/01/2017 to 12/31/2017	$10.43751	$10.79838	81,190
01/01/2018 to 12/31/2018	$10.79838	$10.48440	63,109
01/01/2019 to 12/31/2019	$10.48440	$11.26551	44,977

A 111

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96325	$11.49547	376,361
01/01/2011 to 12/31/2011	$11.49547	$10.55499	757,177
01/01/2012 to 12/31/2012	$10.55499	$11.66811	1,007,820
01/01/2013 to 12/31/2013	$11.66811	$13.36799	1,072,370
01/01/2014 to 12/31/2014	$13.36799	$14.29091	1,128,809
01/01/2015 to 12/31/2015	$14.29091	$13.90511	2,143,874
01/01/2016 to 12/31/2016	$13.90511	$14.98807	2,032,021
01/01/2017 to 12/31/2017	$14.98807	$17.03621	3,188,168
01/01/2018 to 12/31/2018	$17.03621	$15.40978	2,433,245
01/01/2019 to 12/31/2019	$15.40978	$17.97954	1,602,957
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.87869	5,467
01/01/2011 to 12/31/2011	$10.87869	$11.01886	11,596
01/01/2012 to 12/31/2012	$11.01886	$12.81560	21,851
01/01/2013 to 12/31/2013	$12.81560	$16.61507	21,322
01/01/2014 to 12/31/2014	$16.61507	$19.06605	112,723
01/01/2015 to 12/31/2015	$19.06605	$19.24041	45,845
01/01/2016 to 12/31/2016	$19.24041	$21.63385	40,745
01/01/2017 to 12/31/2017	$21.63385	$25.89381	36,437
01/01/2018 to 12/31/2018	$25.89381	$23.26422	42,614
01/01/2019 to 12/31/2019	$23.26422	$28.34790	22,287
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.87255	0
01/01/2012 to 12/31/2012	$8.87255	$9.82884	0
01/01/2013 to 12/31/2013	$9.82884	$11.77773	0
01/01/2014 to 12/31/2014	$11.77773	$12.27998	0
01/01/2015 to 12/31/2015	$12.27998	$12.04019	0
01/01/2016 to 12/31/2016	$12.04019	$12.53316	0
01/01/2017 to 12/31/2017	$12.53316	$14.50269	0
01/01/2018 to 12/31/2018	$14.50269	$13.26972	0
01/01/2019 to 12/31/2019	$13.26972	$15.74582	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97159	$12.14387	23,445
01/01/2011 to 12/31/2011	$12.14387	$10.33026	36,225
01/01/2012 to 12/31/2012	$10.33026	$12.14309	52,355
01/01/2013 to 12/31/2013	$12.14309	$16.73995	46,992
01/01/2014 to 12/31/2014	$16.73995	$17.19813	46,415
01/01/2015 to 12/31/2015	$17.19813	$17.06163	30,253
01/01/2016 to 12/31/2016	$17.06163	$17.99015	27,490
01/01/2017 to 12/31/2017	$17.99015	$22.49062	28,087
01/01/2018 to 12/31/2018	$22.49062	$19.62824	21,471
01/01/2019 to 12/31/2019	$19.62824	$26.22656	14,104
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96064	$12.60328	13,391
01/01/2011 to 12/31/2011	$12.60328	$12.21817	27,114
01/01/2012 to 12/31/2012	$12.21817	$13.41755	46,297
01/01/2013 to 12/31/2013	$13.41755	$17.75618	51,816
01/01/2014 to 12/31/2014	$17.75618	$18.04719	47,606
01/01/2015 to 12/31/2015	$18.04719	$17.80700	49,101
01/01/2016 to 12/31/2016	$17.80700	$19.53933	45,284
01/01/2017 to 12/31/2017	$19.53933	$23.70528	40,751
01/01/2018 to 12/31/2018	$23.70528	$21.25441	44,047
01/01/2019 to 12/31/2019	$21.25441	$27.07555	36,721

A 112

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96407	$11.45416	7,722
01/01/2011 to 12/31/2011	$11.45416	$10.54377	12,218
01/01/2012 to 12/31/2012	$10.54377	$12.19664	18,498
01/01/2013 to 12/31/2013	$12.19664	$16.40654	23,966
01/01/2014 to 12/31/2014	$16.40654	$16.90814	21,016
01/01/2015 to 12/31/2015	$16.90814	$15.83959	19,310
01/01/2016 to 12/31/2016	$15.83959	$20.03660	27,068
01/01/2017 to 12/31/2017	$20.03660	$21.05817	19,238
01/01/2018 to 12/31/2018	$21.05817	$17.09362	16,966
01/01/2019 to 12/31/2019	$17.09362	$20.41278	10,675
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99195	$10.68099	707,216
01/01/2011 to 12/31/2011	$10.68099	$10.66444	1,337,590
01/01/2012 to 12/31/2012	$10.66444	$11.84920	2,328,321
01/01/2013 to 12/31/2013	$11.84920	$13.55300	2,287,341
01/01/2014 to 12/31/2014	$13.55300	$14.04852	2,188,310
01/01/2015 to 12/31/2015	$14.04852	$13.75930	2,879,384
01/01/2016 to 12/31/2016	$13.75930	$14.48726	2,699,414
01/01/2017 to 12/31/2017	$14.48726	$16.36920	2,522,136
01/01/2018 to 12/31/2018	$16.36920	$15.16999	2,184,634
01/01/2019 to 12/31/2019	$15.16999	$17.94723	1,415,941
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97083	$11.12457	55,153
01/01/2011 to 12/31/2011	$11.12457	$10.70663	65,814
01/01/2012 to 12/31/2012	$10.70663	$12.32438	225,910
01/01/2013 to 12/31/2013	$12.32438	$17.37774	249,250
01/01/2014 to 12/31/2014	$17.37774	$18.43263	200,200
01/01/2015 to 12/31/2015	$18.43263	$19.77495	160,060
01/01/2016 to 12/31/2016	$19.77495	$19.88294	105,973
01/01/2017 to 12/31/2017	$19.88294	$26.84167	114,874
01/01/2018 to 12/31/2018	$26.84167	$27.29090	101,839
01/01/2019 to 12/31/2019	$27.29090	$34.26036	58,074
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98586	$10.65635	7,248
01/01/2011 to 12/31/2011	$10.65635	$10.38154	30,066
01/01/2012 to 12/31/2012	$10.38154	$11.52522	47,433
01/01/2013 to 12/31/2013	$11.52522	$15.19051	51,332
01/01/2014 to 12/31/2014	$15.19051	$15.10316	52,642
01/01/2015 to 12/31/2015	$15.10316	$13.88932	36,430
01/01/2016 to 12/31/2016	$13.88932	$14.43178	28,716
01/01/2017 to 12/31/2017	$14.43178	$16.46836	27,899
01/01/2018 to 12/31/2018	$16.46836	$14.55517	24,899
01/01/2019 to 12/31/2019	$14.55517	$17.95016	130,798
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85951	$11.46379	53,809
01/01/2011 to 12/31/2011	$11.46379	$9.54897	87,132
01/01/2012 to 12/31/2012	$9.54897	$9.68622	145,906
01/01/2013 to 12/31/2013	$9.68622	$10.94133	122,996
01/01/2014 to 12/31/2014	$10.94133	$9.81585	142,333
01/01/2015 to 12/31/2015	$9.81585	$7.75949	102,995
01/01/2016 to 12/31/2016	$7.75949	$9.46706	87,308
01/01/2017 to 12/31/2017	$9.46706	$10.22409	90,344
01/01/2018 to 12/31/2018	$10.22409	$8.34146	62,922
01/01/2019 to 12/31/2019	$8.34146	$9.54372	56,275

A 113

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97994	$10.29998	29,703
01/01/2011 to 12/31/2011	$10.29998	$10.49994	64,033
01/01/2012 to 12/31/2012	$10.49994	$10.81629	82,860
01/01/2013 to 12/31/2013	$10.81629	$10.19168	85,023
01/01/2014 to 12/31/2014	$10.19168	$10.03320	77,196
01/01/2015 to 12/31/2015	$10.03320	$9.36886	52,958
01/01/2016 to 12/31/2016	$9.36886	$9.57221	44,342
01/01/2017 to 12/31/2017	$9.57221	$9.56300	48,390
01/01/2018 to 12/31/2018	$9.56300	$9.54828	37,804
01/01/2019 to 12/31/2019	$9.54828	$9.49765	34,368
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98852	$11.48881	21,125
01/01/2011 to 12/31/2011	$11.48881	$10.85968	16,563
01/01/2012 to 12/31/2012	$10.85968	$12.58860	32,066
01/01/2013 to 12/31/2013	$12.58860	$16.31935	33,498
01/01/2014 to 12/31/2014	$16.31935	$18.36824	31,639
01/01/2015 to 12/31/2015	$18.36824	$16.79407	26,990
01/01/2016 to 12/31/2016	$16.79407	$18.74335	29,368
01/01/2017 to 12/31/2017	$18.74335	$21.75133	28,444
01/01/2018 to 12/31/2018	$21.75133	$17.77316	22,191
01/01/2019 to 12/31/2019	$17.77316	$20.73121	11,399
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.81016	83,306
01/01/2012 to 12/31/2012	$8.81016	$9.57427	212,135
01/01/2013 to 12/31/2013	$9.57427	$11.29515	518,800
01/01/2014 to 12/31/2014	$11.29515	$11.66673	468,480
01/01/2015 to 12/31/2015	$11.66673	$11.34940	413,270
01/01/2016 to 12/31/2016	$11.34940	$11.83661	373,206
01/01/2017 to 12/31/2017	$11.83661	$13.16397	299,318
01/01/2018 to 12/31/2018	$13.16397	$12.24203	255,044
01/01/2019 to 12/31/2019	$12.24203	$14.44827	231,001
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.38898	105,724
01/01/2011 to 12/31/2011	$10.38898	$10.78389	181,083
01/01/2012 to 12/31/2012	$10.78389	$11.38606	240,075
01/01/2013 to 12/31/2013	$11.38606	$10.98046	270,639
01/01/2014 to 12/31/2014	$10.98046	$11.52347	360,966
01/01/2015 to 12/31/2015	$11.52347	$11.42096	282,686
01/01/2016 to 12/31/2016	$11.42096	$11.75748	294,367
01/01/2017 to 12/31/2017	$11.75748	$12.23735	313,505
01/01/2018 to 12/31/2018	$12.23735	$11.70770	385,602
01/01/2019 to 12/31/2019	$11.70770	$12.87172	250,694
*Denotes the start date of these sub-accounts

A 114

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II or With HAV and HD GRO II OR HAV and GRO Plus II - Cliff M&E (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96738	$10.76360	119,777
01/01/2011 to 12/31/2011	$10.76360	$10.23677	63,270
01/01/2012 to 12/31/2012	$10.23677	$11.25791	55,665
01/01/2013 to 12/31/2013	$11.25791	$12.09609	51,239
01/01/2014 to 12/31/2014	$12.09609	$12.26912	48,272
01/01/2015 to 12/31/2015	$12.26912	$11.60105	23,189
01/01/2016 to 12/31/2016	$11.60105	$12.05305	16,955
01/01/2017 to 12/31/2017	$12.05305	$13.25866	26,254
01/01/2018 to 12/31/2018	$13.25866	$11.89825	8,561
01/01/2019 to 12/31/2019	$11.89825	$13.49093	11,560
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97807	$10.86903	135,746
01/01/2011 to 12/31/2011	$10.86903	$10.63140	97,104
01/01/2012 to 12/31/2012	$10.63140	$11.80420	86,608
01/01/2013 to 12/31/2013	$11.80420	$13.44221	53,339
01/01/2014 to 12/31/2014	$13.44221	$13.93521	61,095
01/01/2015 to 12/31/2015	$13.93521	$13.72405	39,168
01/01/2016 to 12/31/2016	$13.72405	$14.36201	30,438
01/01/2017 to 12/31/2017	$14.36201	$16.40782	29,846
01/01/2018 to 12/31/2018	$16.40782	$15.08486	11,969
01/01/2019 to 12/31/2019	$15.08486	$17.95958	16,376
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98715	$10.75566	87,015
01/01/2011 to 12/31/2011	$10.75566	$10.31779	60,253
01/01/2012 to 12/31/2012	$10.31779	$11.11657	51,711
01/01/2013 to 12/31/2013	$11.11657	$12.21187	25,527
01/01/2014 to 12/31/2014	$12.21187	$12.54429	25,272
01/01/2015 to 12/31/2015	$12.54429	$12.23535	22,395
01/01/2016 to 12/31/2016	$12.23535	$12.53023	14,179
01/01/2017 to 12/31/2017	$12.53023	$14.23020	14,315
01/01/2018 to 12/31/2018	$14.23020	$12.80249	7,738
01/01/2019 to 12/31/2019	$12.80249	$14.76547	7,763
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98834	$10.72203	264,599
01/01/2011 to 12/31/2011	$10.72203	$10.34844	228,689
01/01/2012 to 12/31/2012	$10.34844	$11.37141	207,751
01/01/2013 to 12/31/2013	$11.37141	$13.07048	142,794
01/01/2014 to 12/31/2014	$13.07048	$13.60269	163,330
01/01/2015 to 12/31/2015	$13.60269	$13.35307	85,736
01/01/2016 to 12/31/2016	$13.35307	$13.86830	61,334
01/01/2017 to 12/31/2017	$13.86830	$15.56997	71,543
01/01/2018 to 12/31/2018	$15.56997	$14.45940	36,197
01/01/2019 to 12/31/2019	$14.45940	$16.86994	84,136

A 115

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99809	$9.12620	0
01/01/2012 to 12/31/2012	$9.12620	$9.97667	0
01/01/2013 to 12/31/2013	$9.97667	$10.80518	1,041
01/01/2014 to 12/31/2014	$10.80518	$11.07340	0
01/01/2015 to 12/31/2015	$11.07340	$10.49404	0
01/01/2016 to 12/31/2016	$10.49404	$10.96688	0
01/01/2017 to 12/31/2017	$10.96688	$12.06665	0
01/01/2018 to 12/31/2018	$12.06665	$11.16542	0
01/01/2019 to 12/31/2019	$11.16542	$12.83089	0
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00751	$10.05274	998
01/01/2011 to 12/31/2011	$10.05274	$10.04285	1,989
01/01/2012 to 12/31/2012	$10.04285	$10.27228	569
01/01/2013 to 12/31/2013	$10.27228	$9.81790	20
01/01/2014 to 12/31/2014	$9.81790	$9.58291	143
01/01/2015 to 12/31/2015	$9.58291	$9.40784	123
01/01/2016 to 12/31/2016	$9.40784	$9.34229	76
01/01/2017 to 12/31/2017	$9.34229	$9.28330	83
01/01/2018 to 12/31/2018	$9.28330	$9.13630	0
01/01/2019 to 12/31/2019	$9.13630	$9.33871	0
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00643	$10.32475	156,041
01/01/2011 to 12/31/2011	$10.32475	$10.40836	103,225
01/01/2012 to 12/31/2012	$10.40836	$11.11653	98,464
01/01/2013 to 12/31/2013	$11.11653	$10.66129	62,675
01/01/2014 to 12/31/2014	$10.66129	$10.85686	52,098
01/01/2015 to 12/31/2015	$10.85686	$10.38362	44,109
01/01/2016 to 12/31/2016	$10.38362	$10.57422	36,562
01/01/2017 to 12/31/2017	$10.57422	$10.78227	39,246
01/01/2018 to 12/31/2018	$10.78227	$10.46331	32,662
01/01/2019 to 12/31/2019	$10.46331	$11.16573	10,055
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99809	$10.60163	0
01/01/2011 to 12/31/2011	$10.60163	$12.01278	0
01/01/2012 to 12/31/2012	$12.01278	$12.42372	53,846
01/01/2013 to 12/31/2013	$12.42372	$11.55152	32,333
01/01/2014 to 12/31/2014	$11.55152	$11.76707	14,700
01/01/2015 to 12/31/2015	$11.76707	$11.61949	16,974
01/01/2016 to 12/31/2016	$11.61949	$11.51704	17,620
01/01/2017 to 12/31/2017	$11.51704	$11.33848	17,475
01/01/2018 to 12/31/2018	$11.33848	$11.13899	376,830
01/01/2019 to 12/31/2019	$11.13899	$11.03528	0
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00891	$10.63229	0
01/01/2011 to 12/31/2011	$10.63229	$12.32822	201
01/01/2012 to 12/31/2012	$12.32822	$12.80538	0
01/01/2013 to 12/31/2013	$12.80538	$11.69563	158,506
01/01/2014 to 12/31/2014	$11.69563	$12.13039	99,469
01/01/2015 to 12/31/2015	$12.13039	$12.03229	135,334
01/01/2016 to 12/31/2016	$12.03229	$11.98615	127,469
01/01/2017 to 12/31/2017	$11.98615	$11.81485	32,526
01/01/2018 to 12/31/2018	$11.81485	$11.57527	37,215
01/01/2019 to 12/31/2019	$11.57527	$11.70445	194,309

A 116

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00784	$10.73369	0
01/01/2011 to 12/31/2011	$10.73369	$12.61630	453,232
01/01/2012 to 12/31/2012	$12.61630	$13.16317	428,448
01/01/2013 to 12/31/2013	$13.16317	$11.96003	204,525
01/01/2014 to 12/31/2014	$11.96003	$12.58253	323,814
01/01/2015 to 12/31/2015	$12.58253	$12.51228	324,881
01/01/2016 to 12/31/2016	$12.51228	$12.47376	298,187
01/01/2017 to 12/31/2017	$12.47376	$12.38018	251,416
01/01/2018 to 12/31/2018	$12.38018	$12.10205	150,318
01/01/2019 to 12/31/2019	$12.10205	$12.42299	147,318
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.95962	94,051
01/01/2012 to 12/31/2012	$11.95962	$12.36732	176,446
01/01/2013 to 12/31/2013	$12.36732	$10.90536	130,875
01/01/2014 to 12/31/2014	$10.90536	$11.75937	72,368
01/01/2015 to 12/31/2015	$11.75937	$11.72977	132,585
01/01/2016 to 12/31/2016	$11.72977	$11.66990	99,527
01/01/2017 to 12/31/2017	$11.66990	$11.58096	82,894
01/01/2018 to 12/31/2018	$11.58096	$11.29641	60,696
01/01/2019 to 12/31/2019	$11.29641	$11.68680	71,001
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34590	30,847
01/01/2013 to 12/31/2013	$10.34590	$9.07699	519,876
01/01/2014 to 12/31/2014	$9.07699	$9.98740	189,047
01/01/2015 to 12/31/2015	$9.98740	$10.02192	2,675
01/01/2016 to 12/31/2016	$10.02192	$9.97904	28,792
01/01/2017 to 12/31/2017	$9.97904	$9.91543	0
01/01/2018 to 12/31/2018	$9.91543	$9.66060	0
01/01/2019 to 12/31/2019	$9.66060	$10.05275	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70488	98,535
01/01/2014 to 12/31/2014	$8.70488	$9.74562	106,037
01/01/2015 to 12/31/2015	$9.74562	$9.79194	0
01/01/2016 to 12/31/2016	$9.79194	$9.74958	0
01/01/2017 to 12/31/2017	$9.74958	$9.68628	104,031
01/01/2018 to 12/31/2018	$9.68628	$9.40135	169,790
01/01/2019 to 12/31/2019	$9.40135	$9.91592	2,454
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24540	23,476
01/01/2015 to 12/31/2015	$11.24540	$11.20625	394,975
01/01/2016 to 12/31/2016	$11.20625	$11.21982	9,081
01/01/2017 to 12/31/2017	$11.21982	$11.16296	3,613
01/01/2018 to 12/31/2018	$11.16296	$10.82474	61,225
01/01/2019 to 12/31/2019	$10.82474	$11.49770	7,688
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88722	5,413
01/01/2016 to 12/31/2016	$9.88722	$9.86091	288,362
01/01/2017 to 12/31/2017	$9.86091	$9.86801	214,421
01/01/2018 to 12/31/2018	$9.86801	$9.53963	242,452
01/01/2019 to 12/31/2019	$9.53963	$10.25497	188,397
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82927	201,380
01/01/2017 to 12/31/2017	$9.82927	$9.86166	143,649
01/01/2018 to 12/31/2018	$9.86166	$9.51243	170,225
01/01/2019 to 12/31/2019	$9.51243	$10.28687	61,134

A 117

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99745	$9.98561	0
01/01/2018 to 12/31/2018	$9.98561	$9.55422	9,112
01/01/2019 to 12/31/2019	$9.55422	$10.41618	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99745	$9.61243	0
01/01/2019 to 12/31/2019	$9.61243	$10.54623	18,273
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99873	$11.17699	26,565
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97725	$10.80239	305,283
01/01/2011 to 12/31/2011	$10.80239	$10.29819	176,110
01/01/2012 to 12/31/2012	$10.29819	$11.44169	156,027
01/01/2013 to 12/31/2013	$11.44169	$13.71394	114,823
01/01/2014 to 12/31/2014	$13.71394	$14.33579	103,446
01/01/2015 to 12/31/2015	$14.33579	$14.08079	44,830
01/01/2016 to 12/31/2016	$14.08079	$14.69822	50,965
01/01/2017 to 12/31/2017	$14.69822	$16.93035	58,493
01/01/2018 to 12/31/2018	$16.93035	$15.51040	25,288
01/01/2019 to 12/31/2019	$15.51040	$18.52511	53,784
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59720	0
01/01/2014 to 12/31/2014	$11.59720	$12.87257	1,247
01/01/2015 to 12/31/2015	$12.87257	$12.12727	787
01/01/2016 to 12/31/2016	$12.12727	$13.61387	829
01/01/2017 to 12/31/2017	$13.61387	$15.74958	1,093
01/01/2018 to 12/31/2018	$15.74958	$14.65209	1,222
01/01/2019 to 12/31/2019	$14.65209	$18.75730	1,336
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$9.96976	$11.51275	2,506
01/01/2011 to 12/31/2011	$11.51275	$10.68145	1,555
01/01/2012 to 12/31/2012	$10.68145	$13.23265	1,841
01/01/2013 to 12/31/2013	$13.23265	$13.49041	1,334
01/01/2014 to 12/31/2014	$13.49041	$15.01538	714
01/01/2015 to 12/31/2015	$15.01538	$14.65689	512
01/01/2016 to 12/31/2016	$14.65689	$14.44880	412
01/01/2017 to 12/31/2017	$14.44880	$15.65417	511
01/01/2018 to 12/31/2018	$15.65417	$14.57188	253
01/01/2019 to 12/31/2019	$14.57188	$17.81396	619
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95948	$11.75243	3,756
01/01/2011 to 12/31/2011	$11.75243	$12.23924	3,216
01/01/2012 to 12/31/2012	$12.23924	$13.79249	3,016
01/01/2013 to 12/31/2013	$13.79249	$13.89752	2,176
01/01/2014 to 12/31/2014	$13.89752	$17.77560	2,671
01/01/2015 to 12/31/2015	$17.77560	$18.20804	1,776
01/01/2016 to 12/31/2016	$18.20804	$18.64698	1,535
01/01/2017 to 12/31/2017	$18.64698	$19.35710	704
01/01/2018 to 12/31/2018	$19.35710	$18.01025	408
01/01/2019 to 12/31/2019	$18.01025	$23.08904	353

A 118

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97557	$10.98381	112,953
01/01/2011 to 12/31/2011	$10.98381	$10.57010	94,586
01/01/2012 to 12/31/2012	$10.57010	$11.42496	80,938
01/01/2013 to 12/31/2013	$11.42496	$12.80989	51,012
01/01/2014 to 12/31/2014	$12.80989	$12.90966	55,467
01/01/2015 to 12/31/2015	$12.90966	$12.73776	43,842
01/01/2016 to 12/31/2016	$12.73776	$12.97467	37,638
01/01/2017 to 12/31/2017	$12.97467	$14.76525	39,492
01/01/2018 to 12/31/2018	$14.76525	$13.30663	29,253
01/01/2019 to 12/31/2019	$13.30663	$15.60078	20,265
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98783	$10.67177	54,102
01/01/2011 to 12/31/2011	$10.67177	$10.37382	28,997
01/01/2012 to 12/31/2012	$10.37382	$11.16148	27,954
01/01/2013 to 12/31/2013	$11.16148	$11.97581	28,338
01/01/2014 to 12/31/2014	$11.97581	$12.17331	29,066
01/01/2015 to 12/31/2015	$12.17331	$11.78513	20,471
01/01/2016 to 12/31/2016	$11.78513	$12.11993	17,895
01/01/2017 to 12/31/2017	$12.11993	$13.29642	19,411
01/01/2018 to 12/31/2018	$13.29642	$12.07223	11,763
01/01/2019 to 12/31/2019	$12.07223	$13.68427	16,718
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96472	$11.45866	7,737
01/01/2011 to 12/31/2011	$11.45866	$11.34127	3,541
01/01/2012 to 12/31/2012	$11.34127	$12.81851	3,365
01/01/2013 to 12/31/2013	$12.81851	$17.38469	3,166
01/01/2014 to 12/31/2014	$17.38469	$18.20742	3,565
01/01/2015 to 12/31/2015	$18.20742	$16.81121	1,651
01/01/2016 to 12/31/2016	$16.81121	$20.41897	636
01/01/2017 to 12/31/2017	$20.41897	$22.38219	831
01/01/2018 to 12/31/2018	$22.38219	$18.78927	632
01/01/2019 to 12/31/2019	$18.78927	$22.51253	33
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99809	$9.81590	0
01/01/2011 to 12/31/2011	$9.81590	$9.59256	2,518
01/01/2012 to 12/31/2012	$9.59256	$9.37229	144
01/01/2013 to 12/31/2013	$9.37229	$9.15665	12
01/01/2014 to 12/31/2014	$9.15665	$8.94614	12
01/01/2015 to 12/31/2015	$8.94614	$8.74032	9,140
01/01/2016 to 12/31/2016	$8.74032	$8.53994	12
01/01/2017 to 12/31/2017	$8.53994	$8.37260	13
01/01/2018 to 12/31/2018	$8.37260	$8.28535	364
01/01/2019 to 12/31/2019	$8.28535	$8.23164	1,182
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98406	$10.73309	6,489
01/01/2011 to 12/31/2011	$10.73309	$10.81948	5,584
01/01/2012 to 12/31/2012	$10.81948	$12.03683	5,190
01/01/2013 to 12/31/2013	$12.03683	$12.60442	3,175
01/01/2014 to 12/31/2014	$12.60442	$12.62960	4,130
01/01/2015 to 12/31/2015	$12.62960	$11.89940	3,434
01/01/2016 to 12/31/2016	$11.89940	$13.41635	2,193
01/01/2017 to 12/31/2017	$13.41635	$14.08796	1,496
01/01/2018 to 12/31/2018	$14.08796	$13.48870	268
01/01/2019 to 12/31/2019	$13.48870	$15.19472	166

A 119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99007	$10.58960	213
01/01/2011 to 12/31/2011	$10.58960	$9.91346	98
01/01/2012 to 12/31/2012	$9.91346	$11.32062	123
01/01/2013 to 12/31/2013	$11.32062	$15.46916	1,828
01/01/2014 to 12/31/2014	$15.46916	$17.19095	768
01/01/2015 to 12/31/2015	$17.19095	$15.47940	334
01/01/2016 to 12/31/2016	$15.47940	$18.13181	359
01/01/2017 to 12/31/2017	$18.13181	$21.11617	458
01/01/2018 to 12/31/2018	$21.11617	$17.70842	173
01/01/2019 to 12/31/2019	$17.70842	$22.40912	522
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92892	$11.22607	7,047
01/01/2011 to 12/31/2011	$11.22607	$9.55062	3,231
01/01/2012 to 12/31/2012	$9.55062	$11.23108	2,698
01/01/2013 to 12/31/2013	$11.23108	$13.06392	4,061
01/01/2014 to 12/31/2014	$13.06392	$12.05820	3,525
01/01/2015 to 12/31/2015	$12.05820	$12.15171	2,721
01/01/2016 to 12/31/2016	$12.15171	$11.42423	2,689
01/01/2017 to 12/31/2017	$11.42423	$15.11667	978
01/01/2018 to 12/31/2018	$15.11667	$12.79841	1,124
01/01/2019 to 12/31/2019	$12.79841	$16.51934	95
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92879	$10.76596	1,863
01/01/2011 to 12/31/2011	$10.76596	$9.19856	5,339
01/01/2012 to 12/31/2012	$9.19856	$10.48534	3,699
01/01/2013 to 12/31/2013	$10.48534	$12.23853	2,133
01/01/2014 to 12/31/2014	$12.23853	$11.15543	1,329
01/01/2015 to 12/31/2015	$11.15543	$10.98783	975
01/01/2016 to 12/31/2016	$10.98783	$10.79796	608
01/01/2017 to 12/31/2017	$10.79796	$12.95711	565
01/01/2018 to 12/31/2018	$12.95711	$10.61485	713
01/01/2019 to 12/31/2019	$10.61485	$12.44721	646
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97632	$10.84209	16,667
01/01/2011 to 12/31/2011	$10.84209	$10.53278	11,827
01/01/2012 to 12/31/2012	$10.53278	$11.68784	11,711
01/01/2013 to 12/31/2013	$11.68784	$13.27832	9,914
01/01/2014 to 12/31/2014	$13.27832	$13.79866	8,888
01/01/2015 to 12/31/2015	$13.79866	$13.33999	5,302
01/01/2016 to 12/31/2016	$13.33999	$13.71391	3,581
01/01/2017 to 12/31/2017	$13.71391	$15.67133	4,117
01/01/2018 to 12/31/2018	$15.67133	$14.18034	2,981
01/01/2019 to 12/31/2019	$14.18034	$16.54611	1,370
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92144	$10.52888	1,727
01/01/2011 to 12/31/2011	$10.52888	$9.34567	795
01/01/2012 to 12/31/2012	$9.34567	$11.13086	623
01/01/2013 to 12/31/2013	$11.13086	$12.54532	2,181
01/01/2014 to 12/31/2014	$12.54532	$11.47656	3,018
01/01/2015 to 12/31/2015	$11.47656	$10.89916	1,738
01/01/2016 to 12/31/2016	$10.89916	$10.85482	615
01/01/2017 to 12/31/2017	$10.85482	$13.74874	673
01/01/2018 to 12/31/2018	$13.74874	$11.08436	347
01/01/2019 to 12/31/2019	$11.08436	$13.77757	168

A 120

A 121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.55869	81,043
01/01/2011 to 12/31/2011	$10.55869	$10.34036	58,277
01/01/2012 to 12/31/2012	$10.34036	$11.18508	55,380
01/01/2013 to 12/31/2013	$11.18508	$12.13349	26,826
01/01/2014 to 12/31/2014	$12.13349	$12.50029	33,624
01/01/2015 to 12/31/2015	$12.50029	$12.19051	29,312
01/01/2016 to 12/31/2016	$12.19051	$12.36794	24,442
01/01/2017 to 12/31/2017	$12.36794	$13.55149	26,210
01/01/2018 to 12/31/2018	$13.55149	$12.55951	22,293
01/01/2019 to 12/31/2019	$12.55951	$14.06328	9,621
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97094	$10.74695	200
01/01/2011 to 12/31/2011	$10.74695	$10.56966	2,545
01/01/2012 to 12/31/2012	$10.56966	$11.89459	2,286
01/01/2013 to 12/31/2013	$11.89459	$15.86218	877
01/01/2014 to 12/31/2014	$15.86218	$16.97024	1,375
01/01/2015 to 12/31/2015	$16.97024	$18.34311	792
01/01/2016 to 12/31/2016	$18.34311	$17.65976	345
01/01/2017 to 12/31/2017	$17.65976	$23.43708	764
01/01/2018 to 12/31/2018	$23.43708	$22.52610	208
01/01/2019 to 12/31/2019	$22.52610	$29.18324	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99219	$11.27468	16,118
01/01/2011 to 12/31/2011	$11.27468	$10.91510	5,251
01/01/2012 to 12/31/2012	$10.91510	$11.97169	4,493
01/01/2013 to 12/31/2013	$11.97169	$15.97874	2,669
01/01/2014 to 12/31/2014	$15.97874	$17.26455	5,812
01/01/2015 to 12/31/2015	$17.26455	$18.56636	3,568
01/01/2016 to 12/31/2016	$18.56636	$19.15200	2,490
01/01/2017 to 12/31/2017	$19.15200	$24.88609	2,093
01/01/2018 to 12/31/2018	$24.88609	$23.65703	774
01/01/2019 to 12/31/2019	$23.65703	$30.42379	272
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98722	$10.86514	5,725
01/01/2011 to 12/31/2011	$10.86514	$10.28312	2,065
01/01/2012 to 12/31/2012	$10.28312	$12.36479	1,446
01/01/2013 to 12/31/2013	$12.36479	$15.41885	6,180
01/01/2014 to 12/31/2014	$15.41885	$15.61113	7,705
01/01/2015 to 12/31/2015	$15.61113	$15.02861	2,616
01/01/2016 to 12/31/2016	$15.02861	$15.72804	1,623
01/01/2017 to 12/31/2017	$15.72804	$19.03087	562
01/01/2018 to 12/31/2018	$19.03087	$16.81466	464
01/01/2019 to 12/31/2019	$16.81466	$21.34931	1,063
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99809	$10.27736	1,469
01/01/2013 to 12/31/2013	$10.27736	$11.94018	519
01/01/2014 to 12/31/2014	$11.94018	$12.26499	674
01/01/2015 to 12/31/2015	$12.26499	$11.83407	527
01/01/2016 to 12/31/2016	$11.83407	$12.06220	322
01/01/2017 to 12/31/2017	$12.06220	$13.72931	177
01/01/2018 to 12/31/2018	$13.72931	$12.30195	131
01/01/2019 to 12/31/2019	$12.30195	$14.75490	38

A 122

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.84075	1,029
01/01/2011 to 12/31/2011	$10.84075	$10.52884	406
01/01/2012 to 12/31/2012	$10.52884	$12.04371	872
01/01/2013 to 12/31/2013	$12.04371	$16.08596	1,935
01/01/2014 to 12/31/2014	$16.08596	$17.08490	951
01/01/2015 to 12/31/2015	$17.08490	$17.89862	569
01/01/2016 to 12/31/2016	$17.89862	$17.82217	483
01/01/2017 to 12/31/2017	$17.82217	$22.76078	488
01/01/2018 to 12/31/2018	$22.76078	$22.71240	388
01/01/2019 to 12/31/2019	$22.71240	$30.57336	20
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99809	$10.17167	0
01/01/2013 to 12/31/2013	$10.17167	$13.36678	4,054
01/01/2014 to 12/31/2014	$13.36678	$14.39378	4,257
01/01/2015 to 12/31/2015	$14.39378	$13.96103	2,676
01/01/2016 to 12/31/2016	$13.96103	$15.47471	445
01/01/2017 to 12/31/2017	$15.47471	$17.74152	792
01/01/2018 to 12/31/2018	$17.74152	$15.57193	356
01/01/2019 to 12/31/2019	$15.57193	$19.67854	0
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01941	$11.38383	9,315
01/01/2011 to 12/31/2011	$11.38383	$10.79120	4,713
01/01/2012 to 12/31/2012	$10.79120	$12.61054	3,989
01/01/2013 to 12/31/2013	$12.61054	$16.28679	3,482
01/01/2014 to 12/31/2014	$16.28679	$17.74638	3,516
01/01/2015 to 12/31/2015	$17.74638	$16.35246	3,313
01/01/2016 to 12/31/2016	$16.35246	$16.23998	2,034
01/01/2017 to 12/31/2017	$16.23998	$20.16622	1,242
01/01/2018 to 12/31/2018	$20.16622	$18.84305	848
01/01/2019 to 12/31/2019	$18.84305	$23.96116	652
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99064	$11.20328	6,181
01/01/2011 to 12/31/2011	$11.20328	$10.67411	2,275
01/01/2012 to 12/31/2012	$10.67411	$12.21442	1,637
01/01/2013 to 12/31/2013	$12.21442	$16.94666	3,127
01/01/2014 to 12/31/2014	$16.94666	$18.91641	3,419
01/01/2015 to 12/31/2015	$18.91641	$17.43947	1,345
01/01/2016 to 12/31/2016	$17.43947	$20.14556	510
01/01/2017 to 12/31/2017	$20.14556	$22.39770	298
01/01/2018 to 12/31/2018	$22.39770	$18.28181	135
01/01/2019 to 12/31/2019	$18.28181	$21.61499	106
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93856	$11.64283	16,639
01/01/2011 to 12/31/2011	$11.64283	$9.06934	8,350
01/01/2012 to 12/31/2012	$9.06934	$10.44909	5,713
01/01/2013 to 12/31/2013	$10.44909	$10.23152	4,948
01/01/2014 to 12/31/2014	$10.23152	$9.52798	6,624
01/01/2015 to 12/31/2015	$9.52798	$7.75161	4,987
01/01/2016 to 12/31/2016	$7.75161	$8.51008	2,200
01/01/2017 to 12/31/2017	$8.51008	$10.50821	2,306
01/01/2018 to 12/31/2018	$10.50821	$8.82316	1,236
01/01/2019 to 12/31/2019	$8.82316	$9.77091	2,023

A 123

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98905	$10.56757	139,048
01/01/2011 to 12/31/2011	$10.56757	$10.42777	129,216
01/01/2012 to 12/31/2012	$10.42777	$11.24445	115,507
01/01/2013 to 12/31/2013	$11.24445	$11.99793	76,347
01/01/2014 to 12/31/2014	$11.99793	$12.39894	73,702
01/01/2015 to 12/31/2015	$12.39894	$12.13111	33,935
01/01/2016 to 12/31/2016	$12.13111	$12.50763	22,578
01/01/2017 to 12/31/2017	$12.50763	$13.45876	15,988
01/01/2018 to 12/31/2018	$13.45876	$12.77407	3,823
01/01/2019 to 12/31/2019	$12.77407	$14.31985	10,549
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05915	0
01/01/2012 to 12/31/2012	$10.05915	$10.52610	274
01/01/2013 to 12/31/2013	$10.52610	$10.04606	226
01/01/2014 to 12/31/2014	$10.04606	$10.40988	375
01/01/2015 to 12/31/2015	$10.40988	$10.14319	1,528
01/01/2016 to 12/31/2016	$10.14319	$10.32759	74
01/01/2017 to 12/31/2017	$10.32759	$10.66282	50
01/01/2018 to 12/31/2018	$10.66282	$10.33170	2,002
01/01/2019 to 12/31/2019	$10.33170	$11.07870	316
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96308	$11.47648	70,900
01/01/2011 to 12/31/2011	$11.47648	$10.51610	58,001
01/01/2012 to 12/31/2012	$10.51610	$11.60136	48,000
01/01/2013 to 12/31/2013	$11.60136	$13.26440	31,773
01/01/2014 to 12/31/2014	$13.26440	$14.15124	29,572
01/01/2015 to 12/31/2015	$14.15124	$13.74109	82,803
01/01/2016 to 12/31/2016	$13.74109	$14.78113	84,733
01/01/2017 to 12/31/2017	$14.78113	$16.76680	115,758
01/01/2018 to 12/31/2018	$16.76680	$15.13489	55,719
01/01/2019 to 12/31/2019	$15.13489	$17.62276	61,213
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.86080	1,459
01/01/2011 to 12/31/2011	$10.86080	$10.97830	513
01/01/2012 to 12/31/2012	$10.97830	$12.74231	617
01/01/2013 to 12/31/2013	$12.74231	$16.48642	484
01/01/2014 to 12/31/2014	$16.48642	$18.87993	889
01/01/2015 to 12/31/2015	$18.87993	$19.01370	556
01/01/2016 to 12/31/2016	$19.01370	$21.33549	502
01/01/2017 to 12/31/2017	$21.33549	$25.48471	741
01/01/2018 to 12/31/2018	$25.48471	$22.84964	385
01/01/2019 to 12/31/2019	$22.84964	$27.78584	827
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86034	0
01/01/2012 to 12/31/2012	$8.86034	$9.79521	0
01/01/2013 to 12/31/2013	$9.79521	$11.71340	0
01/01/2014 to 12/31/2014	$11.71340	$12.18789	0
01/01/2015 to 12/31/2015	$12.18789	$11.92555	0
01/01/2016 to 12/31/2016	$11.92555	$12.38861	0
01/01/2017 to 12/31/2017	$12.38861	$14.30628	0
01/01/2018 to 12/31/2018	$14.30628	$13.06308	0
01/01/2019 to 12/31/2019	$13.06308	$15.46895	0

A 124

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97142	$12.12383	10,502
01/01/2011 to 12/31/2011	$12.12383	$10.29217	4,152
01/01/2012 to 12/31/2012	$10.29217	$12.07351	2,799
01/01/2013 to 12/31/2013	$12.07351	$16.61005	4,124
01/01/2014 to 12/31/2014	$16.61005	$17.02978	4,056
01/01/2015 to 12/31/2015	$17.02978	$16.86020	1,813
01/01/2016 to 12/31/2016	$16.86020	$17.74165	1,042
01/01/2017 to 12/31/2017	$17.74165	$22.13488	967
01/01/2018 to 12/31/2018	$22.13488	$19.27810	708
01/01/2019 to 12/31/2019	$19.27810	$25.70620	672
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96047	$12.58259	2,465
01/01/2011 to 12/31/2011	$12.58259	$12.17325	1,253
01/01/2012 to 12/31/2012	$12.17325	$13.34082	1,199
01/01/2013 to 12/31/2013	$13.34082	$17.61871	1,062
01/01/2014 to 12/31/2014	$17.61871	$17.87086	740
01/01/2015 to 12/31/2015	$17.87086	$17.59705	512
01/01/2016 to 12/31/2016	$17.59705	$19.26963	224
01/01/2017 to 12/31/2017	$19.26963	$23.33046	175
01/01/2018 to 12/31/2018	$23.33046	$20.87538	135
01/01/2019 to 12/31/2019	$20.87538	$26.53836	443
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96390	$11.43543	8,353
01/01/2011 to 12/31/2011	$11.43543	$10.50502	3,409
01/01/2012 to 12/31/2012	$10.50502	$12.12694	1,679
01/01/2013 to 12/31/2013	$12.12694	$16.27955	2,040
01/01/2014 to 12/31/2014	$16.27955	$16.74311	791
01/01/2015 to 12/31/2015	$16.74311	$15.65300	494
01/01/2016 to 12/31/2016	$15.65300	$19.76030	242
01/01/2017 to 12/31/2017	$19.76030	$20.72553	166
01/01/2018 to 12/31/2018	$20.72553	$16.78902	103
01/01/2019 to 12/31/2019	$16.78902	$20.00821	588
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99178	$10.66346	208,319
01/01/2011 to 12/31/2011	$10.66346	$10.62519	165,177
01/01/2012 to 12/31/2012	$10.62519	$11.78150	144,219
01/01/2013 to 12/31/2013	$11.78150	$13.44819	97,500
01/01/2014 to 12/31/2014	$13.44819	$13.91148	161,911
01/01/2015 to 12/31/2015	$13.91148	$13.59728	124,699
01/01/2016 to 12/31/2016	$13.59728	$14.28752	91,393
01/01/2017 to 12/31/2017	$14.28752	$16.11061	99,271
01/01/2018 to 12/31/2018	$16.11061	$14.89963	41,643
01/01/2019 to 12/31/2019	$14.89963	$17.59130	58,102
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97067	$11.10634	5,389
01/01/2011 to 12/31/2011	$11.10634	$10.66740	4,065
01/01/2012 to 12/31/2012	$10.66740	$12.25406	4,144
01/01/2013 to 12/31/2013	$12.25406	$17.24330	10,934
01/01/2014 to 12/31/2014	$17.24330	$18.25254	10,955
01/01/2015 to 12/31/2015	$18.25254	$19.54171	4,683
01/01/2016 to 12/31/2016	$19.54171	$19.60859	2,418
01/01/2017 to 12/31/2017	$19.60859	$26.41743	903
01/01/2018 to 12/31/2018	$26.41743	$26.80443	30
01/01/2019 to 12/31/2019	$26.80443	$33.58092	522

A 125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98570	$10.63879	6,319
01/01/2011 to 12/31/2011	$10.63879	$10.34328	2,009
01/01/2012 to 12/31/2012	$10.34328	$11.45924	2,026
01/01/2013 to 12/31/2013	$11.45924	$15.07276	3,976
01/01/2014 to 12/31/2014	$15.07276	$14.95546	4,526
01/01/2015 to 12/31/2015	$14.95546	$13.72536	941
01/01/2016 to 12/31/2016	$13.72536	$14.23228	805
01/01/2017 to 12/31/2017	$14.23228	$16.20773	55
01/01/2018 to 12/31/2018	$16.20773	$14.29536	57
01/01/2019 to 12/31/2019	$14.29536	$17.59375	4,022
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85934	$11.44494	14,797
01/01/2011 to 12/31/2011	$11.44494	$9.51383	5,957
01/01/2012 to 12/31/2012	$9.51383	$9.63079	7,755
01/01/2013 to 12/31/2013	$9.63079	$10.85645	2,786
01/01/2014 to 12/31/2014	$10.85645	$9.71986	2,894
01/01/2015 to 12/31/2015	$9.71986	$7.66789	2,147
01/01/2016 to 12/31/2016	$7.66789	$9.33614	1,274
01/01/2017 to 12/31/2017	$9.33614	$10.06213	964
01/01/2018 to 12/31/2018	$10.06213	$8.19247	524
01/01/2019 to 12/31/2019	$8.19247	$9.35411	326
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97977	$10.28297	9,851
01/01/2011 to 12/31/2011	$10.28297	$10.46127	3,825
01/01/2012 to 12/31/2012	$10.46127	$10.75435	3,526
01/01/2013 to 12/31/2013	$10.75435	$10.11257	1,285
01/01/2014 to 12/31/2014	$10.11257	$9.93498	1,058
01/01/2015 to 12/31/2015	$9.93498	$9.25820	578
01/01/2016 to 12/31/2016	$9.25820	$9.43992	380
01/01/2017 to 12/31/2017	$9.43992	$9.41162	413
01/01/2018 to 12/31/2018	$9.41162	$9.37778	183
01/01/2019 to 12/31/2019	$9.37778	$9.30901	259
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98835	$11.46980	4,759
01/01/2011 to 12/31/2011	$11.46980	$10.81966	3,066
01/01/2012 to 12/31/2012	$10.81966	$12.51658	2,660
01/01/2013 to 12/31/2013	$12.51658	$16.19288	2,359
01/01/2014 to 12/31/2014	$16.19288	$18.18867	1,095
01/01/2015 to 12/31/2015	$18.18867	$16.59591	691
01/01/2016 to 12/31/2016	$16.59591	$18.48453	694
01/01/2017 to 12/31/2017	$18.48453	$21.40726	253
01/01/2018 to 12/31/2018	$21.40726	$17.45614	153
01/01/2019 to 12/31/2019	$17.45614	$20.31979	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.79804	0
01/01/2012 to 12/31/2012	$8.79804	$9.54156	0
01/01/2013 to 12/31/2013	$9.54156	$11.23346	12,837
01/01/2014 to 12/31/2014	$11.23346	$11.57925	29,414
01/01/2015 to 12/31/2015	$11.57925	$11.24128	13,945
01/01/2016 to 12/31/2016	$11.24128	$11.69988	10,394
01/01/2017 to 12/31/2017	$11.69988	$12.98546	26,433
01/01/2018 to 12/31/2018	$12.98546	$12.05124	12,664
01/01/2019 to 12/31/2019	$12.05124	$14.19415	614

A 126

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.37188	42,644
01/01/2011 to 12/31/2011	$10.37188	$10.74432	31,852
01/01/2012 to 12/31/2012	$10.74432	$11.32108	32,220
01/01/2013 to 12/31/2013	$11.32108	$10.89550	35,623
01/01/2014 to 12/31/2014	$10.89550	$11.41109	38,785
01/01/2015 to 12/31/2015	$11.41109	$11.28653	30,827
01/01/2016 to 12/31/2016	$11.28653	$11.59551	25,482
01/01/2017 to 12/31/2017	$11.59551	$12.04419	26,832
01/01/2018 to 12/31/2018	$12.04419	$11.49930	24,376
01/01/2019 to 12/31/2019	$11.49930	$12.61685	4,148
*Denotes the start date of these sub-accounts

A 127

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.21158	$10.05357	2,935
01/01/2011 to 12/31/2011	$10.05357	$9.68945	9,842
01/01/2012 to 12/31/2012	$9.68945	$10.79903	9,387
01/01/2013 to 12/31/2013	$10.79903	$11.75851	16,082
01/01/2014 to 12/31/2014	$11.75851	$12.08662	12,449
01/01/2015 to 12/31/2015	$12.08662	$11.58176	11,799
01/01/2016 to 12/31/2016	$11.58176	$12.19380	58,255
01/01/2017 to 12/31/2017	$12.19380	$13.59275	55,839
01/01/2018 to 12/31/2018	$13.59275	$12.36263	53,954
01/01/2019 to 12/31/2019	$12.36263	$14.20530	57,784
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.62166	$10.59254	1,409
01/01/2011 to 12/31/2011	$10.59254	$10.49952	1,409
01/01/2012 to 12/31/2012	$10.49952	$11.81435	13,906
01/01/2013 to 12/31/2013	$11.81435	$13.63409	17,094
01/01/2014 to 12/31/2014	$13.63409	$14.32368	21,722
01/01/2015 to 12/31/2015	$14.32368	$14.29579	28,264
01/01/2016 to 12/31/2016	$14.29579	$15.16031	40,326
01/01/2017 to 12/31/2017	$15.16031	$17.55127	40,971
01/01/2018 to 12/31/2018	$17.55127	$16.35373	41,571
01/01/2019 to 12/31/2019	$16.35373	$19.73136	39,542
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.17833	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	2,230
01/01/2012 to 12/31/2012	$9.71160	$10.60403	9,000
01/01/2013 to 12/31/2013	$10.60403	$11.80510	15,625
01/01/2014 to 12/31/2014	$11.80510	$12.28896	17,952
01/01/2015 to 12/31/2015	$12.28896	$12.14719	39,609
01/01/2016 to 12/31/2016	$12.14719	$12.60617	70,738
01/01/2017 to 12/31/2017	$12.60617	$14.50774	72,137
01/01/2018 to 12/31/2018	$14.50774	$13.22832	62,479
01/01/2019 to 12/31/2019	$13.22832	$15.46111	60,618
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.59345	$10.40804	3,620
01/01/2011 to 12/31/2011	$10.40804	$10.17985	36,090
01/01/2012 to 12/31/2012	$10.17985	$11.33645	46,569
01/01/2013 to 12/31/2013	$11.33645	$13.20498	78,022
01/01/2014 to 12/31/2014	$13.20498	$13.92690	82,484
01/01/2015 to 12/31/2015	$13.92690	$13.85466	110,542
01/01/2016 to 12/31/2016	$13.85466	$14.58164	100,742
01/01/2017 to 12/31/2017	$14.58164	$16.58958	111,586
01/01/2018 to 12/31/2018	$16.58958	$15.61408	129,875
01/01/2019 to 12/31/2019	$15.61408	$18.46124	136,065

A 128

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$11.59596	$11.77276	0
01/01/2011 to 12/31/2011	$11.77276	$11.91843	2,162
01/01/2012 to 12/31/2012	$11.91843	$12.35443	2,629
01/01/2013 to 12/31/2013	$12.35443	$11.96593	8,160
01/01/2014 to 12/31/2014	$11.96593	$11.83586	5,014
01/01/2015 to 12/31/2015	$11.83586	$11.77554	9,173
01/01/2016 to 12/31/2016	$11.77554	$11.85025	10,593
01/01/2017 to 12/31/2017	$11.85025	$11.93304	11,778
01/01/2018 to 12/31/2018	$11.93304	$11.90270	11,882
01/01/2019 to 12/31/2019	$11.90270	$12.32937	11,722
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$12.05882	$12.57524	1,379
01/01/2011 to 12/31/2011	$12.57524	$12.84647	1,058
01/01/2012 to 12/31/2012	$12.84647	$13.90489	4,226
01/01/2013 to 12/31/2013	$13.90489	$13.51422	32,270
01/01/2014 to 12/31/2014	$13.51422	$13.94662	13,001
01/01/2015 to 12/31/2015	$13.94662	$13.51743	11,906
01/01/2016 to 12/31/2016	$13.51743	$13.94960	11,716
01/01/2017 to 12/31/2017	$13.94960	$14.41424	14,583
01/01/2018 to 12/31/2018	$14.41424	$14.17661	12,110
01/01/2019 to 12/31/2019	$14.17661	$15.33112	13,689
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.02993	$9.88109	5,003
01/01/2011 to 12/31/2011	$9.88109	$9.54594	11,275
01/01/2012 to 12/31/2012	$9.54594	$10.74833	18,256
01/01/2013 to 12/31/2013	$10.74833	$13.05551	12,520
01/01/2014 to 12/31/2014	$13.05551	$13.83039	35,764
01/01/2015 to 12/31/2015	$13.83039	$13.76649	69,346
01/01/2016 to 12/31/2016	$13.76649	$14.56220	64,741
01/01/2017 to 12/31/2017	$14.56220	$16.99771	74,180
01/01/2018 to 12/31/2018	$16.99771	$15.78215	63,282
01/01/2019 to 12/31/2019	$15.78215	$19.10225	61,886
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$8.36448	$9.76197	0
01/01/2011 to 12/31/2011	$9.76197	$9.17833	0
01/01/2012 to 12/31/2012	$9.17833	$11.52315	760
01/01/2013 to 12/31/2013	$11.52315	$11.90508	736
01/01/2014 to 12/31/2014	$11.90508	$13.42844	2,063
01/01/2015 to 12/31/2015	$13.42844	$13.28358	3,416
01/01/2016 to 12/31/2016	$13.28358	$13.26990	3,441
01/01/2017 to 12/31/2017	$13.26990	$14.56915	3,330
01/01/2018 to 12/31/2018	$14.56915	$13.74481	2,557
01/01/2019 to 12/31/2019	$13.74481	$17.02803	2,456
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$7.01097	$8.36127	0
01/01/2011 to 12/31/2011	$8.36127	$8.82419	0
01/01/2012 to 12/31/2012	$8.82419	$10.07765	18
01/01/2013 to 12/31/2013	$10.07765	$10.29050	2,386
01/01/2014 to 12/31/2014	$10.29050	$13.33818	5,228
01/01/2015 to 12/31/2015	$13.33818	$13.84584	8,747
01/01/2016 to 12/31/2016	$13.84584	$14.36896	8,506
01/01/2017 to 12/31/2017	$14.36896	$15.11555	8,493
01/01/2018 to 12/31/2018	$15.11555	$14.25356	5,313
01/01/2019 to 12/31/2019	$14.25356	$18.51789	5,324

A 129

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$8.71680	$9.70021	0
01/01/2011 to 12/31/2011	$9.70021	$9.45972	1,311
01/01/2012 to 12/31/2012	$9.45972	$10.36217	15,691
01/01/2013 to 12/31/2013	$10.36217	$11.77393	20,997
01/01/2014 to 12/31/2014	$11.77393	$12.02477	19,045
01/01/2015 to 12/31/2015	$12.02477	$12.02372	17,118
01/01/2016 to 12/31/2016	$12.02372	$12.41117	36,892
01/01/2017 to 12/31/2017	$12.41117	$14.31272	39,835
01/01/2018 to 12/31/2018	$14.31272	$13.07285	34,514
01/01/2019 to 12/31/2019	$13.07285	$15.53206	35,624
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.56227	$10.32606	0
01/01/2011 to 12/31/2011	$10.32606	$10.17206	0
01/01/2012 to 12/31/2012	$10.17206	$11.09154	9,423
01/01/2013 to 12/31/2013	$11.09154	$12.06017	13,204
01/01/2014 to 12/31/2014	$12.06017	$12.42331	17,974
01/01/2015 to 12/31/2015	$12.42331	$12.18843	17,295
01/01/2016 to 12/31/2016	$12.18843	$12.70214	33,949
01/01/2017 to 12/31/2017	$12.70214	$14.12146	31,336
01/01/2018 to 12/31/2018	$14.12146	$12.99418	29,825
01/01/2019 to 12/31/2019	$12.99418	$14.92684	28,437
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$10.39331	$12.07909	0
01/01/2011 to 12/31/2011	$12.07909	$12.11532	0
01/01/2012 to 12/31/2012	$12.11532	$13.87726	592
01/01/2013 to 12/31/2013	$13.87726	$19.07270	1,617
01/01/2014 to 12/31/2014	$19.07270	$20.24314	1,633
01/01/2015 to 12/31/2015	$20.24314	$18.94153	2,968
01/01/2016 to 12/31/2016	$18.94153	$23.31383	5,254
01/01/2017 to 12/31/2017	$23.31383	$25.89693	5,767
01/01/2018 to 12/31/2018	$25.89693	$22.03326	5,946
01/01/2019 to 12/31/2019	$22.03326	$26.75324	5,715
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$10.35524	$10.27485	0
01/01/2011 to 12/31/2011	$10.27485	$10.17598	7,315
01/01/2012 to 12/31/2012	$10.17598	$10.07626	2,251
01/01/2013 to 12/31/2013	$10.07626	$9.97714	1,433
01/01/2014 to 12/31/2014	$9.97714	$9.87852	23,288
01/01/2015 to 12/31/2015	$9.87852	$9.78032	11,823
01/01/2016 to 12/31/2016	$9.78032	$9.68399	9,858
01/01/2017 to 12/31/2017	$9.68399	$9.62117	6,683
01/01/2018 to 12/31/2018	$9.62117	$9.64920	6,280
01/01/2019 to 12/31/2019	$9.64920	$9.71522	6,305
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$10.19862	$11.08074	0
01/01/2011 to 12/31/2011	$11.08074	$11.31919	0
01/01/2012 to 12/31/2012	$11.31919	$12.76194	1,142
01/01/2013 to 12/31/2013	$12.76194	$13.54280	2,602
01/01/2014 to 12/31/2014	$13.54280	$13.75166	4,729
01/01/2015 to 12/31/2015	$13.75166	$13.13027	7,415
01/01/2016 to 12/31/2016	$13.13027	$15.00201	10,073
01/01/2017 to 12/31/2017	$15.00201	$15.96360	11,839
01/01/2018 to 12/31/2018	$15.96360	$15.49079	13,922
01/01/2019 to 12/31/2019	$15.49079	$17.68393	14,032

A 130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$7.05289	$7.55590	0
01/01/2011 to 12/31/2011	$7.55590	$7.16817	0
01/01/2012 to 12/31/2012	$7.16817	$8.29561	32
01/01/2013 to 12/31/2013	$8.29561	$11.48738	677
01/01/2014 to 12/31/2014	$11.48738	$12.93708	3,267
01/01/2015 to 12/31/2015	$12.93708	$11.80525	3,857
01/01/2016 to 12/31/2016	$11.80525	$14.01298	9,295
01/01/2017 to 12/31/2017	$14.01298	$16.53743	7,366
01/01/2018 to 12/31/2018	$16.53743	$14.05575	6,464
01/01/2019 to 12/31/2019	$14.05575	$18.02518	9,203
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$7.89173	$9.01789	0
01/01/2011 to 12/31/2011	$9.01789	$7.77483	0
01/01/2012 to 12/31/2012	$7.77483	$9.26557	0
01/01/2013 to 12/31/2013	$9.26557	$10.92201	0
01/01/2014 to 12/31/2014	$10.92201	$10.21646	0
01/01/2015 to 12/31/2015	$10.21646	$10.43383	177
01/01/2016 to 12/31/2016	$10.43383	$9.94030	484
01/01/2017 to 12/31/2017	$9.94030	$13.32866	471
01/01/2018 to 12/31/2018	$13.32866	$11.43688	689
01/01/2019 to 12/31/2019	$11.43688	$14.95971	1,498
AST International Value Portfolio
03/15/2010 to 12/31/2010	$8.37612	$9.17929	0
01/01/2011 to 12/31/2011	$9.17929	$7.94794	0
01/01/2012 to 12/31/2012	$7.94794	$9.18156	0
01/01/2013 to 12/31/2013	$9.18156	$10.86035	0
01/01/2014 to 12/31/2014	$10.86035	$10.03208	0
01/01/2015 to 12/31/2015	$10.03208	$10.01389	121
01/01/2016 to 12/31/2016	$10.01389	$9.97240	223
01/01/2017 to 12/31/2017	$9.97240	$12.12628	218
01/01/2018 to 12/31/2018	$12.12628	$10.06836	444
01/01/2019 to 12/31/2019	$10.06836	$11.96465	421
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.22779	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	0
01/01/2012 to 12/31/2012	$9.97825	$11.22134	4,842
01/01/2013 to 12/31/2013	$11.22134	$12.91910	5,595
01/01/2014 to 12/31/2014	$12.91910	$13.60521	5,755
01/01/2015 to 12/31/2015	$13.60521	$13.32949	12,579
01/01/2016 to 12/31/2016	$13.32949	$13.88622	21,440
01/01/2017 to 12/31/2017	$13.88622	$16.08024	31,265
01/01/2018 to 12/31/2018	$16.08024	$14.74659	20,087
01/01/2019 to 12/31/2019	$14.74659	$17.43752	20,683
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$8.48153	$9.09678	0
01/01/2011 to 12/31/2011	$9.09678	$8.18270	0
01/01/2012 to 12/31/2012	$8.18270	$9.87658	38
01/01/2013 to 12/31/2013	$9.87658	$11.28094	1,177
01/01/2014 to 12/31/2014	$11.28094	$10.45830	5,285
01/01/2015 to 12/31/2015	$10.45830	$10.06541	7,770
01/01/2016 to 12/31/2016	$10.06541	$10.15840	13,345
01/01/2017 to 12/31/2017	$10.15840	$13.03844	17,596
01/01/2018 to 12/31/2018	$13.03844	$10.65367	16,625
01/01/2019 to 12/31/2019	$10.65367	$13.41967	14,512

A 131

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.98079	$10.65289	0
01/01/2011 to 12/31/2011	$10.65289	$10.57215	0
01/01/2012 to 12/31/2012	$10.57215	$11.58947	5,069
01/01/2013 to 12/31/2013	$11.58947	$12.74066	4,886
01/01/2014 to 12/31/2014	$12.74066	$13.30181	7,091
01/01/2015 to 12/31/2015	$13.30181	$13.14611	7,319
01/01/2016 to 12/31/2016	$13.14611	$13.51574	10,350
01/01/2017 to 12/31/2017	$13.51574	$15.00708	10,368
01/01/2018 to 12/31/2018	$15.00708	$14.09612	10,756
01/01/2019 to 12/31/2019	$14.09612	$15.99541	10,299
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.42072	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	0
01/01/2013 to 12/31/2013	$12.90295	$17.43738	0
01/01/2014 to 12/31/2014	$17.43738	$18.90555	123
01/01/2015 to 12/31/2015	$18.90555	$20.70893	112
01/01/2016 to 12/31/2016	$20.70893	$20.20390	239
01/01/2017 to 12/31/2017	$20.20390	$27.17167	159
01/01/2018 to 12/31/2018	$27.17167	$26.46778	452
01/01/2019 to 12/31/2019	$26.46778	$34.74953	441
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$8.54885	$9.74903	0
01/01/2011 to 12/31/2011	$9.74903	$9.56442	2,470
01/01/2012 to 12/31/2012	$9.56442	$10.63120	16
01/01/2013 to 12/31/2013	$10.63120	$14.37959	0
01/01/2014 to 12/31/2014	$14.37959	$15.74482	918
01/01/2015 to 12/31/2015	$15.74482	$17.15902	3,508
01/01/2016 to 12/31/2016	$17.15902	$17.93663	6,527
01/01/2017 to 12/31/2017	$17.93663	$23.61802	8,926
01/01/2018 to 12/31/2018	$23.61802	$22.75449	10,392
01/01/2019 to 12/31/2019	$22.75449	$29.65526	11,501
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.40326	$10.33903	323
01/01/2011 to 12/31/2011	$10.33903	$9.91614	314
01/01/2012 to 12/31/2012	$9.91614	$12.08368	337
01/01/2013 to 12/31/2013	$12.08368	$15.27018	4,344
01/01/2014 to 12/31/2014	$15.27018	$15.66783	4,112
01/01/2015 to 12/31/2015	$15.66783	$15.28549	4,825
01/01/2016 to 12/31/2016	$15.28549	$16.21071	4,324
01/01/2017 to 12/31/2017	$16.21071	$19.87703	6,521
01/01/2018 to 12/31/2018	$19.87703	$17.79928	8,219
01/01/2019 to 12/31/2019	$17.79928	$22.90247	7,551
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	17
01/01/2013 to 12/31/2013	$10.37057	$12.20998	0
01/01/2014 to 12/31/2014	$12.20998	$12.71038	1,615
01/01/2015 to 12/31/2015	$12.71038	$12.42824	1,589
01/01/2016 to 12/31/2016	$12.42824	$12.83725	1,745
01/01/2017 to 12/31/2017	$12.83725	$14.80668	2,688
01/01/2018 to 12/31/2018	$14.80668	$13.44632	2,614
01/01/2019 to 12/31/2019	$13.44632	$16.34372	3,189

A 132

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.16894	$10.04775	0
01/01/2011 to 12/31/2011	$10.04775	$9.88927	0
01/01/2012 to 12/31/2012	$9.88927	$11.46400	15
01/01/2013 to 12/31/2013	$11.46400	$15.51686	6,540
01/01/2014 to 12/31/2014	$15.51686	$16.70138	2,126
01/01/2015 to 12/31/2015	$16.70138	$17.73141	5,454
01/01/2016 to 12/31/2016	$17.73141	$17.89169	9,454
01/01/2017 to 12/31/2017	$17.89169	$23.15489	10,751
01/01/2018 to 12/31/2018	$23.15489	$23.41734	13,070
01/01/2019 to 12/31/2019	$23.41734	$31.94467	13,410
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.82378	$12.42903	0
01/01/2011 to 12/31/2011	$12.42903	$11.93976	0
01/01/2012 to 12/31/2012	$11.93976	$14.14015	1,396
01/01/2013 to 12/31/2013	$14.14015	$18.50694	2,504
01/01/2014 to 12/31/2014	$18.50694	$20.43596	5,031
01/01/2015 to 12/31/2015	$20.43596	$19.08331	9,822
01/01/2016 to 12/31/2016	$19.08331	$19.20543	11,310
01/01/2017 to 12/31/2017	$19.20543	$24.16719	11,658
01/01/2018 to 12/31/2018	$24.16719	$22.88626	10,786
01/01/2019 to 12/31/2019	$22.88626	$29.49267	15,236
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$8.80555	$9.97960	0
01/01/2011 to 12/31/2011	$9.97960	$9.63540	0
01/01/2012 to 12/31/2012	$9.63540	$11.17393	23
01/01/2013 to 12/31/2013	$11.17393	$15.71072	2,215
01/01/2014 to 12/31/2014	$15.71072	$17.77178	3,289
01/01/2015 to 12/31/2015	$17.77178	$16.60400	6,129
01/01/2016 to 12/31/2016	$16.60400	$19.43671	9,777
01/01/2017 to 12/31/2017	$19.43671	$21.89837	11,748
01/01/2018 to 12/31/2018	$21.89837	$18.11547	10,325
01/01/2019 to 12/31/2019	$18.11547	$21.70530	9,686
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.42481	$11.15868	0
01/01/2011 to 12/31/2011	$11.15868	$8.80869	0
01/01/2012 to 12/31/2012	$8.80869	$10.28504	0
01/01/2013 to 12/31/2013	$10.28504	$10.20593	0
01/01/2014 to 12/31/2014	$10.20593	$9.63174	0
01/01/2015 to 12/31/2015	$9.63174	$7.94129	279
01/01/2016 to 12/31/2016	$7.94129	$8.83470	270
01/01/2017 to 12/31/2017	$8.83470	$11.05480	263
01/01/2018 to 12/31/2018	$11.05480	$9.40746	254
01/01/2019 to 12/31/2019	$9.40746	$10.55768	246
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$10.43492	$11.15697	59,310
01/01/2011 to 12/31/2011	$11.15697	$11.15675	59,232
01/01/2012 to 12/31/2012	$11.15675	$12.19226	56,097
01/01/2013 to 12/31/2013	$12.19226	$13.18351	54,932
01/01/2014 to 12/31/2014	$13.18351	$13.80684	67,255
01/01/2015 to 12/31/2015	$13.80684	$13.68969	85,772
01/01/2016 to 12/31/2016	$13.68969	$14.30327	117,927
01/01/2017 to 12/31/2017	$14.30327	$15.59655	111,480
01/01/2018 to 12/31/2018	$15.59655	$15.00285	131,207
01/01/2019 to 12/31/2019	$15.00285	$17.04382	126,955

A 133

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$8.29398	$9.65573	1,599
01/01/2011 to 12/31/2011	$9.65573	$8.96603	1,599
01/01/2012 to 12/31/2012	$8.96603	$10.02421	2,311
01/01/2013 to 12/31/2013	$10.02421	$11.61472	3,986
01/01/2014 to 12/31/2014	$11.61472	$12.55744	33,927
01/01/2015 to 12/31/2015	$12.55744	$12.35696	57,879
01/01/2016 to 12/31/2016	$12.35696	$13.46983	58,768
01/01/2017 to 12/31/2017	$13.46983	$15.48350	86,855
01/01/2018 to 12/31/2018	$15.48350	$14.16509	96,986
01/01/2019 to 12/31/2019	$14.16509	$16.71458	96,298
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$7.87538	$8.64622	1,594
01/01/2011 to 12/31/2011	$8.64622	$8.85664	1,546
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,532
01/01/2013 to 12/31/2013	$10.41779	$13.65949	2,489
01/01/2014 to 12/31/2014	$13.65949	$15.85219	3,284
01/01/2015 to 12/31/2015	$15.85219	$16.17865	3,413
01/01/2016 to 12/31/2016	$16.17865	$18.39686	7,896
01/01/2017 to 12/31/2017	$18.39686	$22.26804	10,039
01/01/2018 to 12/31/2018	$22.26804	$20.23491	10,090
01/01/2019 to 12/31/2019	$20.23491	$24.93613	10,020
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	0
01/01/2013 to 12/31/2013	$10.01604	$12.13798	0
01/01/2014 to 12/31/2014	$12.13798	$12.79898	233
01/01/2015 to 12/31/2015	$12.79898	$12.69136	925
01/01/2016 to 12/31/2016	$12.69136	$13.36031	493
01/01/2017 to 12/31/2017	$13.36031	$15.63441	8,285
01/01/2018 to 12/31/2018	$15.63441	$14.46842	14,417
01/01/2019 to 12/31/2019	$14.46842	$17.36278	17,654
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$8.47880	$10.41905	364
01/01/2011 to 12/31/2011	$10.41905	$8.96343	354
01/01/2012 to 12/31/2012	$8.96343	$10.65604	369
01/01/2013 to 12/31/2013	$10.65604	$14.85632	1,278
01/01/2014 to 12/31/2014	$14.85632	$15.43593	1,968
01/01/2015 to 12/31/2015	$15.43593	$15.48715	5,973
01/01/2016 to 12/31/2016	$15.48715	$16.51462	7,456
01/01/2017 to 12/31/2017	$16.51462	$20.87920	8,751
01/01/2018 to 12/31/2018	$20.87920	$18.42985	10,952
01/01/2019 to 12/31/2019	$18.42985	$24.90454	11,164
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.44921	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	0
01/01/2012 to 12/31/2012	$11.82778	$13.13644	0
01/01/2013 to 12/31/2013	$13.13644	$17.58113	0
01/01/2014 to 12/31/2014	$17.58113	$18.07191	1,089
01/01/2015 to 12/31/2015	$18.07191	$18.03357	1,176
01/01/2016 to 12/31/2016	$18.03357	$20.01168	1,411
01/01/2017 to 12/31/2017	$20.01168	$24.55270	1,295
01/01/2018 to 12/31/2018	$24.55270	$22.26553	1,222
01/01/2019 to 12/31/2019	$22.26553	$28.68509	2,026

A 134

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$8.88037	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	0
01/01/2012 to 12/31/2012	$9.58913	$11.21832	23
01/01/2013 to 12/31/2013	$11.21832	$15.26149	3,645
01/01/2014 to 12/31/2014	$15.26149	$15.90635	1,575
01/01/2015 to 12/31/2015	$15.90635	$15.07015	2,752
01/01/2016 to 12/31/2016	$15.07015	$19.27868	5,117
01/01/2017 to 12/31/2017	$19.27868	$20.49063	3,630
01/01/2018 to 12/31/2018	$20.49063	$16.82275	5,368
01/01/2019 to 12/31/2019	$16.82275	$20.31714	4,312
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.76076	$10.52807	2,184
01/01/2011 to 12/31/2011	$10.52807	$10.63067	3,039
01/01/2012 to 12/31/2012	$10.63067	$11.94592	23,637
01/01/2013 to 12/31/2013	$11.94592	$13.81861	32,182
01/01/2014 to 12/31/2014	$13.81861	$14.48626	39,114
01/01/2015 to 12/31/2015	$14.48626	$14.34890	45,867
01/01/2016 to 12/31/2016	$14.34890	$15.27883	82,583
01/01/2017 to 12/31/2017	$15.27883	$17.45860	102,240
01/01/2018 to 12/31/2018	$17.45860	$16.36414	98,803
01/01/2019 to 12/31/2019	$16.36414	$19.57926	98,217
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95669	$11.20897	0
01/01/2011 to 12/31/2011	$11.20897	$10.91000	0
01/01/2012 to 12/31/2012	$10.91000	$12.70117	0
01/01/2013 to 12/31/2013	$12.70117	$18.11188	1,087
01/01/2014 to 12/31/2014	$18.11188	$19.42910	5,419
01/01/2015 to 12/31/2015	$19.42910	$21.08029	9,928
01/01/2016 to 12/31/2016	$21.08029	$21.43515	9,524
01/01/2017 to 12/31/2017	$21.43515	$29.26401	9,793
01/01/2018 to 12/31/2018	$29.26401	$30.09300	4,083
01/01/2019 to 12/31/2019	$30.09300	$38.20629	4,763
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$7.66254	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	0
01/01/2012 to 12/31/2012	$8.12903	$9.12709	19
01/01/2013 to 12/31/2013	$9.12709	$12.16608	1,169
01/01/2014 to 12/31/2014	$12.16608	$12.23327	2,902
01/01/2015 to 12/31/2015	$12.23327	$11.37778	2,087
01/01/2016 to 12/31/2016	$11.37778	$11.95569	1,841
01/01/2017 to 12/31/2017	$11.95569	$13.79697	2,603
01/01/2018 to 12/31/2018	$13.79697	$12.33326	8,386
01/01/2019 to 12/31/2019	$12.33326	$15.38238	33,000
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$10.37662	$12.17409	878
01/01/2011 to 12/31/2011	$12.17409	$10.25550	854
01/01/2012 to 12/31/2012	$10.25550	$10.52125	853
01/01/2013 to 12/31/2013	$10.52125	$12.01930	4,036
01/01/2014 to 12/31/2014	$12.01930	$10.90540	3,053
01/01/2015 to 12/31/2015	$10.90540	$8.71869	2,325
01/01/2016 to 12/31/2016	$8.71869	$10.75741	5,898
01/01/2017 to 12/31/2017	$10.75741	$11.74892	6,098
01/01/2018 to 12/31/2018	$11.74892	$9.69486	6,071
01/01/2019 to 12/31/2019	$9.69486	$11.21779	6,119

A 135

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$11.56742	$12.04612	0
01/01/2011 to 12/31/2011	$12.04612	$12.41886	0
01/01/2012 to 12/31/2012	$12.41886	$12.93840	13
01/01/2013 to 12/31/2013	$12.93840	$12.32953	189
01/01/2014 to 12/31/2014	$12.32953	$12.27550	138
01/01/2015 to 12/31/2015	$12.27550	$11.59268	1,867
01/01/2016 to 12/31/2016	$11.59268	$11.97824	1,972
01/01/2017 to 12/31/2017	$11.97824	$12.10197	2,442
01/01/2018 to 12/31/2018	$12.10197	$12.22110	4,242
01/01/2019 to 12/31/2019	$12.22110	$12.29422	4,598
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$8.98190	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	0
01/01/2012 to 12/31/2012	$9.96483	$11.68256	23
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,856
01/01/2014 to 12/31/2014	$15.31633	$17.43481	2,771
01/01/2015 to 12/31/2015	$17.43481	$16.12146	4,122
01/01/2016 to 12/31/2016	$16.12146	$18.19606	3,010
01/01/2017 to 12/31/2017	$18.19606	$21.35480	2,866
01/01/2018 to 12/31/2018	$21.35480	$17.64836	1,679
01/01/2019 to 12/31/2019	$17.64836	$20.81892	1,615
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.80618	$8.70580	0
01/01/2012 to 12/31/2012	$8.70580	$9.56832	35
01/01/2013 to 12/31/2013	$9.56832	$11.41596	0
01/01/2014 to 12/31/2014	$11.41596	$11.92516	4,247
01/01/2015 to 12/31/2015	$11.92516	$11.73237	5,333
01/01/2016 to 12/31/2016	$11.73237	$12.37437	11,290
01/01/2017 to 12/31/2017	$12.37437	$13.91758	15,663
01/01/2018 to 12/31/2018	$13.91758	$13.09050	9,817
01/01/2019 to 12/31/2019	$13.09050	$15.62487	10,167
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$10.54632	$11.05727	0
01/01/2011 to 12/31/2011	$11.05727	$11.60740	0
01/01/2012 to 12/31/2012	$11.60740	$12.39484	1,828
01/01/2013 to 12/31/2013	$12.39484	$12.08896	1,727
01/01/2014 to 12/31/2014	$12.08896	$12.83064	1,641
01/01/2015 to 12/31/2015	$12.83064	$12.86080	2,675
01/01/2016 to 12/31/2016	$12.86080	$13.38950	3,385
01/01/2017 to 12/31/2017	$13.38950	$14.09350	3,999
01/01/2018 to 12/31/2018	$14.09350	$13.63727	16,922
01/01/2019 to 12/31/2019	$13.63727	$15.16307	21,036
*Denotes the start date of these sub-accounts

A 136

A 137

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV - Cliff M&E (1.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$13.53818	$14.32556	2,819,675
AST Advanced Strategies Portfolio
03/19/2019 to 12/31/2019	$17.42607	$19.07073	5,407,287
AST AllianzGI World Trends Portfolio
03/19/2019 to 12/31/2019	$14.49792	$15.67908	3,655,727
AST Balanced Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$16.57019	$17.91403	4,723,183
AST BlackRock Global Strategies Portfolio
03/19/2019 to 12/31/2019	$12.67839	$13.53080	1,544,204
AST BlackRock Low Duration Bond Portfolio
03/19/2019 to 12/31/2019	$9.73992	$9.91609	325,543
AST BlackRock/Loomis Sayles Bond Portfolio
03/19/2019 to 12/31/2019	$11.25420	$11.85658	3,045,492
AST Capital Growth Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$18.06004	$19.67149	5,723,117
AST ClearBridge Dividend Growth Portfolio
03/19/2019 to 12/31/2019	$17.06884	$19.56111	174,447
AST Cohen & Steers Global Realty Portfolio
03/19/2019 to 12/31/2019	$17.32485	$18.91609	89,624
AST Cohen & Steers Realty Portfolio
03/19/2019 to 12/31/2019	$21.58483	$24.51733	187,383
AST Fidelity Institutional AM® Quantitative Portfolio
03/19/2019 to 12/31/2019	$15.18761	$16.56641	3,691,643
AST Goldman Sachs Multi-Asset Portfolio
03/19/2019 to 12/31/2019	$13.59072	$14.53093	1,640,164
AST Goldman Sachs Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	$22.27429	$23.90516	269,118
AST Government Money Market Portfolio
03/19/2019 to 12/31/2019	$8.74712	$8.74054	286,092
AST High Yield Portfolio
03/19/2019 to 12/31/2019	$15.17565	$16.13509	315,816
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	$21.82196	$23.79572	223,736
AST International Growth Portfolio
03/19/2019 to 12/31/2019	$15.41545	$17.54167	221,539
AST International Value Portfolio
03/19/2019 to 12/31/2019	$12.33608	$13.21797	180,177
AST Investment Grade Bond Portfolio
03/19/2019 to 12/31/2019	$13.22658	$14.11864	1,822,175
AST J.P. Morgan Global Thematic Portfolio
03/19/2019 to 12/31/2019	$16.21669	$17.57027	1,986,154
AST J.P. Morgan International Equity Portfolio
03/19/2019 to 12/31/2019	$13.06775	$14.62997	465,297
AST J.P. Morgan Strategic Opportunities Portfolio
03/19/2019 to 12/31/2019	$14.02184	$14.93307	1,875,594
AST Jennison Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$27.69544	$30.98873	186,360
AST Loomis Sayles Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$28.64906	$32.30614	317,400

A 138

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
03/19/2019 to 12/31/2019	$20.26291	$22.67027	211,531
AST MFS Growth Allocation Portfolio
03/19/2019 to 12/31/2019	$13.95661	$15.46538	442,353
AST MFS Growth Portfolio
03/19/2019 to 12/31/2019	$27.87658	$32.46495	109,056
AST MFS Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	$18.21378	$20.58742	128,499
AST Mid-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$23.13184	$25.44449	509,716
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	$21.97806	$22.95158	257,470
AST Parametric Emerging Markets Equity Portfolio
03/19/2019 to 12/31/2019	$10.07877	$10.37566	550,518
AST Preservation Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$14.26017	$15.20591	4,692,560
AST Prudential Core Bond Portfolio
03/19/2019 to 12/31/2019	$10.98522	$11.64706	296,373
AST Prudential Growth Allocation Portfolio
03/19/2019 to 12/31/2019	$17.43049	$18.71306	12,661,238
AST QMA US Equity Alpha Portfolio
03/19/2019 to 12/31/2019	$26.93956	$29.50389	173,933
AST Quantitative Modeling Portfolio
03/19/2019 to 12/31/2019	$15.00472	$16.31266	1,959
AST Small-Cap Growth Opportunities Portfolio
03/19/2019 to 12/31/2019	$24.72086	$27.29708	161,321
AST Small-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$26.69521	$28.18087	152,670
AST Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	$20.03253	$21.24564	78,041
AST T. Rowe Price Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$17.10246	$18.67952	9,989,556
AST T. Rowe Price Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$32.43050	$35.65861	517,915
AST T. Rowe Price Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	$16.80303	$18.68276	753,582
AST T. Rowe Price Natural Resources Portfolio
03/19/2019 to 12/31/2019	$9.69701	$9.93334	451,553
AST Templeton Global Bond Portfolio
03/19/2019 to 12/31/2019	$10.23067	$9.88552	241,895
AST WEDGE Capital Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	$20.57309	$21.57673	83,382
AST Wellington Management Hedged Equity Portfolio
03/19/2019 to 12/31/2019	$13.70864	$14.96871	1,591,186
AST Western Asset Core Plus Bond Portfolio
03/19/2019 to 12/31/2019	$12.46837	$13.39734	1,786,664
*Denotes the start date of these sub-accounts

A 139

A 140

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96784	$10.81229	70,797
01/01/2011 to 12/31/2011	$10.81229	$10.34079	200,155
01/01/2012 to 12/31/2012	$10.34079	$11.43628	311,496
01/01/2013 to 12/31/2013	$11.43628	$12.35682	322,481
01/01/2014 to 12/31/2014	$12.35682	$12.60414	286,857
01/01/2015 to 12/31/2015	$12.60414	$11.98495	283,672
01/01/2016 to 12/31/2016	$11.98495	$12.52164	212,029
01/01/2017 to 12/31/2017	$12.52164	$13.85145	197,224
01/01/2018 to 12/31/2018	$13.85145	$12.50067	160,210
01/01/2019 to 12/31/2019	$12.50067	$14.25380	144,980
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97853	$10.91830	40,209
01/01/2011 to 12/31/2011	$10.91830	$10.73950	90,101
01/01/2012 to 12/31/2012	$10.73950	$11.99147	278,746
01/01/2013 to 12/31/2013	$11.99147	$13.73227	348,132
01/01/2014 to 12/31/2014	$13.73227	$14.31600	328,965
01/01/2015 to 12/31/2015	$14.31600	$14.17844	216,126
01/01/2016 to 12/31/2016	$14.17844	$14.92088	259,074
01/01/2017 to 12/31/2017	$14.92088	$17.14202	232,854
01/01/2018 to 12/31/2018	$17.14202	$15.84907	212,175
01/01/2019 to 12/31/2019	$15.84907	$18.97557	148,296
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98761	$10.80442	55,196
01/01/2011 to 12/31/2011	$10.80442	$10.42280	76,200
01/01/2012 to 12/31/2012	$10.42280	$11.29307	203,461
01/01/2013 to 12/31/2013	$11.29307	$12.47561	211,709
01/01/2014 to 12/31/2014	$12.47561	$12.88732	205,719
01/01/2015 to 12/31/2015	$12.88732	$12.64079	191,628
01/01/2016 to 12/31/2016	$12.64079	$13.01812	173,870
01/01/2017 to 12/31/2017	$13.01812	$14.86723	151,309
01/01/2018 to 12/31/2018	$14.86723	$13.45138	125,433
01/01/2019 to 12/31/2019	$13.45138	$15.60114	100,530
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99855	$10.08662	0
01/01/2014 to 12/31/2014	$10.08662	$9.60035	233
01/01/2015 to 12/31/2015	$9.60035	$7.96783	0
01/01/2016 to 12/31/2016	$7.96783	$8.87524	0
01/01/2017 to 12/31/2017	$8.87524	$11.76814	0
01/01/2018 to 12/31/2018	$11.76814	$9.36950	0
01/01/2019 to 12/31/2019	$9.36950	$10.84459	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99855	$11.62919	0
01/01/2014 to 12/31/2014	$11.62919	$12.93054	0
01/01/2015 to 12/31/2015	$12.93054	$12.92367	0
01/01/2016 to 12/31/2016	$12.92367	$14.05695	0
01/01/2017 to 12/31/2017	$14.05695	$16.86894	0
01/01/2018 to 12/31/2018	$16.86894	$15.22412	0
01/01/2019 to 12/31/2019	$15.22412	$18.33502	0

A 141

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98880	$10.77058	556,518
01/01/2011 to 12/31/2011	$10.77058	$10.45375	735,796
01/01/2012 to 12/31/2012	$10.45375	$11.55181	1,055,670
01/01/2013 to 12/31/2013	$11.55181	$13.35262	1,104,395
01/01/2014 to 12/31/2014	$13.35262	$13.97452	1,120,716
01/01/2015 to 12/31/2015	$13.97452	$13.79539	1,084,000
01/01/2016 to 12/31/2016	$13.79539	$14.40810	1,026,950
01/01/2017 to 12/31/2017	$14.40810	$16.26680	906,859
01/01/2018 to 12/31/2018	$16.26680	$15.19203	870,242
01/01/2019 to 12/31/2019	$15.19203	$17.82447	511,892
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99855	$9.16071	41,927
01/01/2012 to 12/31/2012	$9.16071	$10.07084	113,292
01/01/2013 to 12/31/2013	$10.07084	$10.96850	130,330
01/01/2014 to 12/31/2014	$10.96850	$11.30407	120,871
01/01/2015 to 12/31/2015	$11.30407	$10.77295	155,743
01/01/2016 to 12/31/2016	$10.77295	$11.32163	129,806
01/01/2017 to 12/31/2017	$11.32163	$12.52694	106,859
01/01/2018 to 12/31/2018	$12.52694	$11.65698	90,326
01/01/2019 to 12/31/2019	$11.65698	$13.47108	79,277
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00797	$10.09850	15,360
01/01/2011 to 12/31/2011	$10.09850	$10.14512	25,213
01/01/2012 to 12/31/2012	$10.14512	$10.43537	79,837
01/01/2013 to 12/31/2013	$10.43537	$10.02994	74,312
01/01/2014 to 12/31/2014	$10.02994	$9.84500	46,640
01/01/2015 to 12/31/2015	$9.84500	$9.71957	37,268
01/01/2016 to 12/31/2016	$9.71957	$9.70619	24,693
01/01/2017 to 12/31/2017	$9.70619	$9.69948	10,022
01/01/2018 to 12/31/2018	$9.69948	$9.59985	5,084
01/01/2019 to 12/31/2019	$9.59985	$9.86761	4,033
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00690	$10.37151	77,058
01/01/2011 to 12/31/2011	$10.37151	$10.51419	160,743
01/01/2012 to 12/31/2012	$10.51419	$11.29299	328,827
01/01/2013 to 12/31/2013	$11.29299	$10.89150	287,416
01/01/2014 to 12/31/2014	$10.89150	$11.15372	229,484
01/01/2015 to 12/31/2015	$11.15372	$10.72757	192,853
01/01/2016 to 12/31/2016	$10.72757	$10.98592	169,672
01/01/2017 to 12/31/2017	$10.98592	$11.26500	159,275
01/01/2018 to 12/31/2018	$11.26500	$10.99380	125,051
01/01/2019 to 12/31/2019	$10.99380	$11.79787	79,080
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97772	$10.85132	55,360
01/01/2011 to 12/31/2011	$10.85132	$10.40307	191,947
01/01/2012 to 12/31/2012	$10.40307	$11.62338	326,355
01/01/2013 to 12/31/2013	$11.62338	$14.01007	456,099
01/01/2014 to 12/31/2014	$14.01007	$14.72777	538,820
01/01/2015 to 12/31/2015	$14.72777	$14.54716	520,453
01/01/2016 to 12/31/2016	$14.54716	$15.27026	411,425
01/01/2017 to 12/31/2017	$15.27026	$17.68776	495,981
01/01/2018 to 12/31/2018	$17.68776	$16.29611	421,597
01/01/2019 to 12/31/2019	$16.29611	$19.57305	258,529

A 142

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99855	$11.65291	0
01/01/2014 to 12/31/2014	$11.65291	$13.00714	1,253
01/01/2015 to 12/31/2015	$13.00714	$12.32303	1,205
01/01/2016 to 12/31/2016	$12.32303	$13.91121	1,827
01/01/2017 to 12/31/2017	$13.91121	$16.18384	1,701
01/01/2018 to 12/31/2018	$16.18384	$15.14147	2,005
01/01/2019 to 12/31/2019	$15.14147	$19.49291	1,057
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$9.97022	$11.56479	577
01/01/2011 to 12/31/2011	$11.56479	$10.79005	1,398
01/01/2012 to 12/31/2012	$10.79005	$13.44257	2,730
01/01/2013 to 12/31/2013	$13.44257	$13.78162	2,533
01/01/2014 to 12/31/2014	$13.78162	$15.42574	1,596
01/01/2015 to 12/31/2015	$15.42574	$15.14226	1,940
01/01/2016 to 12/31/2016	$15.14226	$15.01105	1,963
01/01/2017 to 12/31/2017	$15.01105	$16.35469	2,018
01/01/2018 to 12/31/2018	$16.35469	$15.31028	1,993
01/01/2019 to 12/31/2019	$15.31028	$18.82201	1,792
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95994	$11.80558	608
01/01/2011 to 12/31/2011	$11.80558	$12.36368	5,148
01/01/2012 to 12/31/2012	$12.36368	$14.01142	39,913
01/01/2013 to 12/31/2013	$14.01142	$14.19752	41,259
01/01/2014 to 12/31/2014	$14.19752	$18.26133	38,173
01/01/2015 to 12/31/2015	$18.26133	$18.81082	22,236
01/01/2016 to 12/31/2016	$18.81082	$19.37222	27,349
01/01/2017 to 12/31/2017	$19.37222	$20.22280	17,740
01/01/2018 to 12/31/2018	$20.22280	$18.92236	12,543
01/01/2019 to 12/31/2019	$18.92236	$24.39477	6,190
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97603	$11.03356	140,962
01/01/2011 to 12/31/2011	$11.03356	$10.67767	256,537
01/01/2012 to 12/31/2012	$10.67767	$11.60637	344,261
01/01/2013 to 12/31/2013	$11.60637	$13.08645	382,291
01/01/2014 to 12/31/2014	$13.08645	$13.26266	379,242
01/01/2015 to 12/31/2015	$13.26266	$13.15963	321,351
01/01/2016 to 12/31/2016	$13.15963	$13.47991	260,461
01/01/2017 to 12/31/2017	$13.47991	$15.42626	239,341
01/01/2018 to 12/31/2018	$15.42626	$13.98110	208,629
01/01/2019 to 12/31/2019	$13.98110	$16.48383	144,096
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98829	$10.72009	148,622
01/01/2011 to 12/31/2011	$10.72009	$10.47940	284,287
01/01/2012 to 12/31/2012	$10.47940	$11.33878	457,838
01/01/2013 to 12/31/2013	$11.33878	$12.23442	394,386
01/01/2014 to 12/31/2014	$12.23442	$12.50612	381,042
01/01/2015 to 12/31/2015	$12.50612	$12.17554	303,042
01/01/2016 to 12/31/2016	$12.17554	$12.59168	251,052
01/01/2017 to 12/31/2017	$12.59168	$13.89158	203,908
01/01/2018 to 12/31/2018	$13.89158	$12.68395	134,326
01/01/2019 to 12/31/2019	$12.68395	$14.45862	101,465

A 143

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96518	$11.51063	1,574
01/01/2011 to 12/31/2011	$11.51063	$11.45679	2,396
01/01/2012 to 12/31/2012	$11.45679	$13.02209	10,993
01/01/2013 to 12/31/2013	$13.02209	$17.76015	9,355
01/01/2014 to 12/31/2014	$17.76015	$18.70544	9,414
01/01/2015 to 12/31/2015	$18.70544	$17.36832	3,815
01/01/2016 to 12/31/2016	$17.36832	$21.21391	14,554
01/01/2017 to 12/31/2017	$21.21391	$23.38408	3,450
01/01/2018 to 12/31/2018	$23.38408	$19.74150	3,527
01/01/2019 to 12/31/2019	$19.74150	$23.78663	1,761
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99855	$9.86040	17,924
01/01/2011 to 12/31/2011	$9.86040	$9.69018	94,379
01/01/2012 to 12/31/2012	$9.69018	$9.52120	32,000
01/01/2013 to 12/31/2013	$9.52120	$9.35451	48,750
01/01/2014 to 12/31/2014	$9.35451	$9.19061	28,613
01/01/2015 to 12/31/2015	$9.19061	$9.02990	25,840
01/01/2016 to 12/31/2016	$9.02990	$8.87249	169,163
01/01/2017 to 12/31/2017	$8.87249	$8.74727	110,330
01/01/2018 to 12/31/2018	$8.74727	$8.70509	22,364
01/01/2019 to 12/31/2019	$8.70509	$8.69732	22,603
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98452	$10.78171	15,135
01/01/2011 to 12/31/2011	$10.78171	$10.92947	20,124
01/01/2012 to 12/31/2012	$10.92947	$12.22775	38,691
01/01/2013 to 12/31/2013	$12.22775	$12.87634	37,084
01/01/2014 to 12/31/2014	$12.87634	$12.97458	33,611
01/01/2015 to 12/31/2015	$12.97458	$12.29330	23,891
01/01/2016 to 12/31/2016	$12.29330	$13.93812	18,604
01/01/2017 to 12/31/2017	$13.93812	$14.71809	15,132
01/01/2018 to 12/31/2018	$14.71809	$14.17190	10,028
01/01/2019 to 12/31/2019	$14.17190	$16.05428	4,077
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99054	$10.63757	0
01/01/2011 to 12/31/2011	$10.63757	$10.01439	484
01/01/2012 to 12/31/2012	$10.01439	$11.50030	5,078
01/01/2013 to 12/31/2013	$11.50030	$15.80305	8,220
01/01/2014 to 12/31/2014	$15.80305	$17.66086	3,847
01/01/2015 to 12/31/2015	$17.66086	$15.99209	3,187
01/01/2016 to 12/31/2016	$15.99209	$18.83748	3,782
01/01/2017 to 12/31/2017	$18.83748	$22.06105	2,892
01/01/2018 to 12/31/2018	$22.06105	$18.60561	2,483
01/01/2019 to 12/31/2019	$18.60561	$23.67693	1,494
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92938	$11.27694	120
01/01/2011 to 12/31/2011	$11.27694	$9.64782	1,856
01/01/2012 to 12/31/2012	$9.64782	$11.40938	2,713
01/01/2013 to 12/31/2013	$11.40938	$13.34589	3,681
01/01/2014 to 12/31/2014	$13.34589	$12.38793	3,930
01/01/2015 to 12/31/2015	$12.38793	$12.55430	4,419
01/01/2016 to 12/31/2016	$12.55430	$11.86891	4,317
01/01/2017 to 12/31/2017	$11.86891	$15.79310	4,050
01/01/2018 to 12/31/2018	$15.79310	$13.44685	5,094
01/01/2019 to 12/31/2019	$13.44685	$17.45393	3,283

A 144

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92925	$10.81483	0
01/01/2011 to 12/31/2011	$10.81483	$9.29226	1,340
01/01/2012 to 12/31/2012	$9.29226	$10.65209	1,841
01/01/2013 to 12/31/2013	$10.65209	$12.50310	2,015
01/01/2014 to 12/31/2014	$12.50310	$11.46080	2,171
01/01/2015 to 12/31/2015	$11.46080	$11.35223	2,708
01/01/2016 to 12/31/2016	$11.35223	$11.21869	2,795
01/01/2017 to 12/31/2017	$11.21869	$13.53755	2,626
01/01/2018 to 12/31/2018	$13.53755	$11.15331	2,190
01/01/2019 to 12/31/2019	$11.15331	$13.15227	1,617
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00678	$10.61892	0
01/01/2011 to 12/31/2011	$10.61892	$11.73180	721,427
01/01/2012 to 12/31/2012	$11.73180	$12.60988	257,180
01/01/2013 to 12/31/2013	$12.60988	$11.99498	24,827
01/01/2014 to 12/31/2014	$11.99498	$12.57818	42,097
01/01/2015 to 12/31/2015	$12.57818	$12.50301	160,864
01/01/2016 to 12/31/2016	$12.50301	$12.80120	176,441
01/01/2017 to 12/31/2017	$12.80120	$13.12019	78,109
01/01/2018 to 12/31/2018	$13.12019	$12.85499	375,206
01/01/2019 to 12/31/2019	$12.85499	$14.04850	61,750
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97679	$10.89130	41,388
01/01/2011 to 12/31/2011	$10.89130	$10.64008	96,297
01/01/2012 to 12/31/2012	$10.64008	$11.87362	170,252
01/01/2013 to 12/31/2013	$11.87362	$13.56520	140,636
01/01/2014 to 12/31/2014	$13.56520	$14.17605	130,776
01/01/2015 to 12/31/2015	$14.17605	$13.78206	152,365
01/01/2016 to 12/31/2016	$13.78206	$14.24783	129,964
01/01/2017 to 12/31/2017	$14.24783	$16.37276	114,222
01/01/2018 to 12/31/2018	$16.37276	$14.89894	101,021
01/01/2019 to 12/31/2019	$14.89894	$17.48245	96,078
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92190	$10.57658	1,581
01/01/2011 to 12/31/2011	$10.57658	$9.44081	3,859
01/01/2012 to 12/31/2012	$9.44081	$11.30753	9,860
01/01/2013 to 12/31/2013	$11.30753	$12.81614	11,578
01/01/2014 to 12/31/2014	$12.81614	$11.79034	8,276
01/01/2015 to 12/31/2015	$11.79034	$11.26028	8,943
01/01/2016 to 12/31/2016	$11.26028	$11.27738	8,609
01/01/2017 to 12/31/2017	$11.27738	$14.36387	23,667
01/01/2018 to 12/31/2018	$14.36387	$11.64600	22,314
01/01/2019 to 12/31/2019	$11.64600	$14.55710	19,372
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99855	$10.60650	75,332
01/01/2011 to 12/31/2011	$10.60650	$10.44555	151,898
01/01/2012 to 12/31/2012	$10.44555	$11.36262	162,802
01/01/2013 to 12/31/2013	$11.36262	$12.39541	138,935
01/01/2014 to 12/31/2014	$12.39541	$12.84217	128,325
01/01/2015 to 12/31/2015	$12.84217	$12.59437	111,156
01/01/2016 to 12/31/2016	$12.59437	$12.84941	97,892
01/01/2017 to 12/31/2017	$12.84941	$14.15798	89,524
01/01/2018 to 12/31/2018	$14.15798	$13.19587	84,348
01/01/2019 to 12/31/2019	$13.19587	$14.85907	54,942

A 145

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97140	$10.79575	644
01/01/2011 to 12/31/2011	$10.79575	$10.67737	2,411
01/01/2012 to 12/31/2012	$10.67737	$12.08337	7,072
01/01/2013 to 12/31/2013	$12.08337	$16.20460	8,291
01/01/2014 to 12/31/2014	$16.20460	$17.43420	7,653
01/01/2015 to 12/31/2015	$17.43420	$18.95058	7,200
01/01/2016 to 12/31/2016	$18.95058	$18.34697	6,626
01/01/2017 to 12/31/2017	$18.34697	$24.48575	6,799
01/01/2018 to 12/31/2018	$24.48575	$23.66738	6,329
01/01/2019 to 12/31/2019	$23.66738	$30.83442	5,877
AST Legg Mason Diversified Growth Portfolio
11/24/2014* to 12/31/2014	$9.99855	$9.94073	0
01/01/2015 to 12/31/2015	$9.94073	$9.67849	0
01/01/2016 to 12/31/2016	$9.67849	$10.35756	0
01/01/2017 to 12/31/2017	$10.35756	$11.66317	0
01/01/2018 to 12/31/2018	$11.66317	$10.75107	0
01/01/2019 to 12/31/2019	$10.75107	$12.49091	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99265	$11.32577	4,345
01/01/2011 to 12/31/2011	$11.32577	$11.02625	11,728
01/01/2012 to 12/31/2012	$11.02625	$12.16189	16,208
01/01/2013 to 12/31/2013	$12.16189	$16.32387	14,548
01/01/2014 to 12/31/2014	$16.32387	$17.73664	14,446
01/01/2015 to 12/31/2015	$17.73664	$19.18145	11,958
01/01/2016 to 12/31/2016	$19.18145	$19.89744	10,601
01/01/2017 to 12/31/2017	$19.89744	$25.99973	9,105
01/01/2018 to 12/31/2018	$25.99973	$24.85560	7,706
01/01/2019 to 12/31/2019	$24.85560	$32.14511	5,717
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98768	$10.91439	569
01/01/2011 to 12/31/2011	$10.91439	$10.38774	2,245
01/01/2012 to 12/31/2012	$10.38774	$12.56100	3,063
01/01/2013 to 12/31/2013	$12.56100	$15.75160	3,033
01/01/2014 to 12/31/2014	$15.75160	$16.03772	3,135
01/01/2015 to 12/31/2015	$16.03772	$15.52614	3,005
01/01/2016 to 12/31/2016	$15.52614	$16.34003	2,841
01/01/2017 to 12/31/2017	$16.34003	$19.88229	2,372
01/01/2018 to 12/31/2018	$19.88229	$17.66651	3,498
01/01/2019 to 12/31/2019	$17.66651	$22.55722	2,639
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99855	$10.31667	14,557
01/01/2013 to 12/31/2013	$10.31667	$12.05335	44,361
01/01/2014 to 12/31/2014	$12.05335	$12.45104	46,801
01/01/2015 to 12/31/2015	$12.45104	$12.08130	46,464
01/01/2016 to 12/31/2016	$12.08130	$12.38336	44,161
01/01/2017 to 12/31/2017	$12.38336	$14.17395	57,804
01/01/2018 to 12/31/2018	$14.17395	$12.77230	42,428
01/01/2019 to 12/31/2019	$12.77230	$15.40523	44,164

A 146

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99855	$10.88984	264
01/01/2011 to 12/31/2011	$10.88984	$10.63594	1,273
01/01/2012 to 12/31/2012	$10.63594	$12.23483	5,168
01/01/2013 to 12/31/2013	$12.23483	$16.43313	5,217
01/01/2014 to 12/31/2014	$16.43313	$17.55182	2,399
01/01/2015 to 12/31/2015	$17.55182	$18.49137	2,135
01/01/2016 to 12/31/2016	$18.49137	$18.51571	2,074
01/01/2017 to 12/31/2017	$18.51571	$23.77910	2,631
01/01/2018 to 12/31/2018	$23.77910	$23.86296	2,112
01/01/2019 to 12/31/2019	$23.86296	$32.30299	1,402
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99855	$10.19294	0
01/01/2013 to 12/31/2013	$10.19294	$13.47007	0
01/01/2014 to 12/31/2014	$13.47007	$14.58654	0
01/01/2015 to 12/31/2015	$14.58654	$14.22763	0
01/01/2016 to 12/31/2016	$14.22763	$15.85876	1,021
01/01/2017 to 12/31/2017	$15.85876	$18.28388	959
01/01/2018 to 12/31/2018	$18.28388	$16.13891	968
01/01/2019 to 12/31/2019	$16.13891	$20.50995	953
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01987	$11.43545	2,825
01/01/2011 to 12/31/2011	$11.43545	$10.90107	2,149
01/01/2012 to 12/31/2012	$10.90107	$12.81077	12,362
01/01/2013 to 12/31/2013	$12.81077	$16.63853	12,061
01/01/2014 to 12/31/2014	$16.63853	$18.23178	11,109
01/01/2015 to 12/31/2015	$18.23178	$16.89433	18,589
01/01/2016 to 12/31/2016	$16.89433	$16.87237	5,186
01/01/2017 to 12/31/2017	$16.87237	$21.06904	7,083
01/01/2018 to 12/31/2018	$21.06904	$19.79818	6,679
01/01/2019 to 12/31/2019	$19.79818	$25.31742	4,290
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99110	$11.25415	1,358
01/01/2011 to 12/31/2011	$11.25415	$10.78277	3,655
01/01/2012 to 12/31/2012	$10.78277	$12.40835	8,885
01/01/2013 to 12/31/2013	$12.40835	$17.31263	11,620
01/01/2014 to 12/31/2014	$17.31263	$19.43362	6,290
01/01/2015 to 12/31/2015	$19.43362	$18.01719	4,952
01/01/2016 to 12/31/2016	$18.01719	$20.92974	5,487
01/01/2017 to 12/31/2017	$20.92974	$23.40007	7,314
01/01/2018 to 12/31/2018	$23.40007	$19.20825	6,271
01/01/2019 to 12/31/2019	$19.20825	$22.83810	4,104
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93903	$11.69549	2,517
01/01/2011 to 12/31/2011	$11.69549	$9.16163	7,758
01/01/2012 to 12/31/2012	$9.16163	$10.61502	12,375
01/01/2013 to 12/31/2013	$10.61502	$10.45258	12,053
01/01/2014 to 12/31/2014	$10.45258	$9.78876	9,032
01/01/2015 to 12/31/2015	$9.78876	$8.00868	10,408
01/01/2016 to 12/31/2016	$8.00868	$8.84155	8,707
01/01/2017 to 12/31/2017	$8.84155	$10.97868	12,338
01/01/2018 to 12/31/2018	$10.97868	$9.27050	13,271
01/01/2019 to 12/31/2019	$9.27050	$10.32405	12,906

A 147

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98952	$10.61539	134,781
01/01/2011 to 12/31/2011	$10.61539	$10.53375	270,726
01/01/2012 to 12/31/2012	$10.53375	$11.42278	485,810
01/01/2013 to 12/31/2013	$11.42278	$12.25678	450,002
01/01/2014 to 12/31/2014	$12.25678	$12.73782	401,403
01/01/2015 to 12/31/2015	$12.73782	$12.53287	369,309
01/01/2016 to 12/31/2016	$12.53287	$12.99436	323,441
01/01/2017 to 12/31/2017	$12.99436	$14.06104	298,180
01/01/2018 to 12/31/2018	$14.06104	$13.42133	255,144
01/01/2019 to 12/31/2019	$13.42133	$15.13010	147,586
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01847	$10.06887	0
01/01/2012 to 12/31/2012	$10.06887	$10.59579	10,424
01/01/2013 to 12/31/2013	$10.59579	$10.16961	10,395
01/01/2014 to 12/31/2014	$10.16961	$10.59719	11,269
01/01/2015 to 12/31/2015	$10.59719	$10.38389	9,710
01/01/2016 to 12/31/2016	$10.38389	$10.63198	9,305
01/01/2017 to 12/31/2017	$10.63198	$11.03886	16,955
01/01/2018 to 12/31/2018	$11.03886	$10.75653	16,690
01/01/2019 to 12/31/2019	$10.75653	$11.59915	11,529
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96354	$11.52850	28,273
01/01/2011 to 12/31/2011	$11.52850	$10.62310	110,504
01/01/2012 to 12/31/2012	$10.62310	$11.78553	201,862
01/01/2013 to 12/31/2013	$11.78553	$13.55074	253,922
01/01/2014 to 12/31/2014	$13.55074	$14.53817	298,038
01/01/2015 to 12/31/2015	$14.53817	$14.19624	474,645
01/01/2016 to 12/31/2016	$14.19624	$15.35626	433,015
01/01/2017 to 12/31/2017	$15.35626	$17.51687	771,499
01/01/2018 to 12/31/2018	$17.51687	$15.90156	671,707
01/01/2019 to 12/31/2019	$15.90156	$18.61965	465,078
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99855	$11.66876	0
01/01/2014 to 12/31/2014	$11.66876	$13.21199	0
01/01/2015 to 12/31/2015	$13.21199	$13.18105	0
01/01/2016 to 12/31/2016	$13.18105	$14.35667	0
01/01/2017 to 12/31/2017	$14.35667	$17.12655	0
01/01/2018 to 12/31/2018	$17.12655	$15.62197	0
01/01/2019 to 12/31/2019	$15.62197	$19.21476	0
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99855	$10.90996	1,251
01/01/2011 to 12/31/2011	$10.90996	$11.08995	1,901
01/01/2012 to 12/31/2012	$11.08995	$12.94442	6,204
01/01/2013 to 12/31/2013	$12.94442	$16.84217	7,753
01/01/2014 to 12/31/2014	$16.84217	$19.39582	8,035
01/01/2015 to 12/31/2015	$19.39582	$19.64317	6,962
01/01/2016 to 12/31/2016	$19.64317	$22.16553	4,434
01/01/2017 to 12/31/2017	$22.16553	$26.62467	4,048
01/01/2018 to 12/31/2018	$26.62467	$24.00701	3,723
01/01/2019 to 12/31/2019	$24.00701	$29.35759	2,597

A 148

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99855	$8.89388	0
01/01/2012 to 12/31/2012	$8.89388	$9.88784	0
01/01/2013 to 12/31/2013	$9.88784	$11.89068	0
01/01/2014 to 12/31/2014	$11.89068	$12.44210	204
01/01/2015 to 12/31/2015	$12.44210	$12.24277	203
01/01/2016 to 12/31/2016	$12.24277	$12.78960	203
01/01/2017 to 12/31/2017	$12.78960	$14.85220	202
01/01/2018 to 12/31/2018	$14.85220	$13.63837	202
01/01/2019 to 12/31/2019	$13.63837	$16.24103	201
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97188	$12.17884	115
01/01/2011 to 12/31/2011	$12.17884	$10.39703	2,465
01/01/2012 to 12/31/2012	$10.39703	$12.26529	5,987
01/01/2013 to 12/31/2013	$12.26529	$16.96880	5,328
01/01/2014 to 12/31/2014	$16.96880	$17.49567	4,794
01/01/2015 to 12/31/2015	$17.49567	$17.41891	4,414
01/01/2016 to 12/31/2016	$17.41891	$18.43243	4,115
01/01/2017 to 12/31/2017	$18.43243	$23.12569	3,524
01/01/2018 to 12/31/2018	$23.12569	$20.25518	3,248
01/01/2019 to 12/31/2019	$20.25518	$27.16113	3,472
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96093	$12.63958	1,253
01/01/2011 to 12/31/2011	$12.63958	$12.29711	5,638
01/01/2012 to 12/31/2012	$12.29711	$13.55270	6,243
01/01/2013 to 12/31/2013	$13.55270	$17.99922	7,693
01/01/2014 to 12/31/2014	$17.99922	$18.35966	6,536
01/01/2015 to 12/31/2015	$18.35966	$18.18004	5,815
01/01/2016 to 12/31/2016	$18.18004	$20.01978	5,068
01/01/2017 to 12/31/2017	$20.01978	$24.37473	5,134
01/01/2018 to 12/31/2018	$24.37473	$21.93341	6,321
01/01/2019 to 12/31/2019	$21.93341	$28.04041	5,087
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96436	$11.48713	157
01/01/2011 to 12/31/2011	$11.48713	$10.61184	754
01/01/2012 to 12/31/2012	$10.61184	$12.31926	6,898
01/01/2013 to 12/31/2013	$12.31926	$16.63069	6,285
01/01/2014 to 12/31/2014	$16.63069	$17.20048	5,238
01/01/2015 to 12/31/2015	$17.20048	$16.17115	5,831
01/01/2016 to 12/31/2016	$16.17115	$20.52886	5,898
01/01/2017 to 12/31/2017	$20.52886	$21.65241	4,569
01/01/2018 to 12/31/2018	$21.65241	$17.63918	2,359
01/01/2019 to 12/31/2019	$17.63918	$21.13965	2,230
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99224	$10.71167	106,714
01/01/2011 to 12/31/2011	$10.71167	$10.73326	194,274
01/01/2012 to 12/31/2012	$10.73326	$11.96839	478,079
01/01/2013 to 12/31/2013	$11.96839	$13.73841	553,456
01/01/2014 to 12/31/2014	$13.73841	$14.29175	477,005
01/01/2015 to 12/31/2015	$14.29175	$14.04753	590,757
01/01/2016 to 12/31/2016	$14.04753	$14.84347	557,360
01/01/2017 to 12/31/2017	$14.84347	$16.83142	522,840
01/01/2018 to 12/31/2018	$16.83142	$15.65438	453,990
01/01/2019 to 12/31/2019	$15.65438	$18.58642	343,956

A 149

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Growth Opportunities Portfolio
02/10/2014* to 12/31/2014	$9.99855	$10.50266	0
01/01/2015 to 12/31/2015	$10.50266	$10.47362	0
01/01/2016 to 12/31/2016	$10.47362	$10.85152	0
01/01/2017 to 12/31/2017	$10.85152	$12.83758	0
01/01/2018 to 12/31/2018	$12.83758	$11.64846	0
01/01/2019 to 12/31/2019	$11.64846	$14.27440	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97113	$11.15658	1,422
01/01/2011 to 12/31/2011	$11.15658	$10.77586	5,045
01/01/2012 to 12/31/2012	$10.77586	$12.44852	25,278
01/01/2013 to 12/31/2013	$12.44852	$17.61549	28,771
01/01/2014 to 12/31/2014	$17.61549	$18.75163	27,625
01/01/2015 to 12/31/2015	$18.75163	$20.18904	22,517
01/01/2016 to 12/31/2016	$20.18904	$20.37179	9,355
01/01/2017 to 12/31/2017	$20.37179	$27.59955	23,172
01/01/2018 to 12/31/2018	$27.59955	$28.16236	34,797
01/01/2019 to 12/31/2019	$28.16236	$35.48074	28,831
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98616	$10.68707	6,499
01/01/2011 to 12/31/2011	$10.68707	$10.44865	7,684
01/01/2012 to 12/31/2012	$10.44865	$11.64133	11,696
01/01/2013 to 12/31/2013	$11.64133	$15.39843	12,289
01/01/2014 to 12/31/2014	$15.39843	$15.36465	12,323
01/01/2015 to 12/31/2015	$15.36465	$14.18031	11,455
01/01/2016 to 12/31/2016	$14.18031	$14.78659	10,721
01/01/2017 to 12/31/2017	$14.78659	$16.93333	11,121
01/01/2018 to 12/31/2018	$16.93333	$15.02002	33,522
01/01/2019 to 12/31/2019	$15.02002	$18.58965	52,463
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85980	$11.49684	1,559
01/01/2011 to 12/31/2011	$11.49684	$9.61076	8,511
01/01/2012 to 12/31/2012	$9.61076	$9.78378	11,606
01/01/2013 to 12/31/2013	$9.78378	$11.09103	9,649
01/01/2014 to 12/31/2014	$11.09103	$9.98573	9,002
01/01/2015 to 12/31/2015	$9.98573	$7.92203	10,772
01/01/2016 to 12/31/2016	$7.92203	$9.69968	8,437
01/01/2017 to 12/31/2017	$9.69968	$10.51259	8,787
01/01/2018 to 12/31/2018	$10.51259	$8.60772	7,944
01/01/2019 to 12/31/2019	$8.60772	$9.88347	8,140
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98023	$10.32968	5,180
01/01/2011 to 12/31/2011	$10.32968	$10.56776	7,841
01/01/2012 to 12/31/2012	$10.56776	$10.92516	20,052
01/01/2013 to 12/31/2013	$10.92516	$10.33107	22,631
01/01/2014 to 12/31/2014	$10.33107	$10.20677	19,882
01/01/2015 to 12/31/2015	$10.20677	$9.56505	9,354
01/01/2016 to 12/31/2016	$9.56505	$9.80746	4,191
01/01/2017 to 12/31/2017	$9.80746	$9.83298	4,127
01/01/2018 to 12/31/2018	$9.83298	$9.85305	1,670
01/01/2019 to 12/31/2019	$9.85305	$9.83595	465

A 150

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98881	$11.52183	123
01/01/2011 to 12/31/2011	$11.52183	$10.92973	1,469
01/01/2012 to 12/31/2012	$10.92973	$12.71518	9,263
01/01/2013 to 12/31/2013	$12.71518	$16.54223	7,359
01/01/2014 to 12/31/2014	$16.54223	$18.68576	5,413
01/01/2015 to 12/31/2015	$18.68576	$17.14548	6,415
01/01/2016 to 12/31/2016	$17.14548	$19.20369	5,413
01/01/2017 to 12/31/2017	$19.20369	$22.36493	4,301
01/01/2018 to 12/31/2018	$22.36493	$18.34033	1,760
01/01/2019 to 12/31/2019	$18.34033	$21.46927	1,250
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99855	$8.83142	51,400
01/01/2012 to 12/31/2012	$8.83142	$9.63179	9,702
01/01/2013 to 12/31/2013	$9.63179	$11.40350	17,445
01/01/2014 to 12/31/2014	$11.40350	$11.82063	33,453
01/01/2015 to 12/31/2015	$11.82063	$11.54028	61,961
01/01/2016 to 12/31/2016	$11.54028	$12.07860	39,279
01/01/2017 to 12/31/2017	$12.07860	$13.48095	34,940
01/01/2018 to 12/31/2018	$13.48095	$12.58187	27,573
01/01/2019 to 12/31/2019	$12.58187	$14.90249	23,142
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99855	$10.41878	16,728
01/01/2011 to 12/31/2011	$10.41878	$10.85342	21,871
01/01/2012 to 12/31/2012	$10.85342	$11.50067	55,522
01/01/2013 to 12/31/2013	$11.50067	$11.13076	39,746
01/01/2014 to 12/31/2014	$11.13076	$11.72299	42,028
01/01/2015 to 12/31/2015	$11.72299	$11.66021	31,627
01/01/2016 to 12/31/2016	$11.66021	$12.04654	58,324
01/01/2017 to 12/31/2017	$12.04654	$12.58291	56,238
01/01/2018 to 12/31/2018	$12.58291	$12.08161	98,740
01/01/2019 to 12/31/2019	$12.08161	$13.33032	103,035
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99855	$10.38171	0
01/01/2013 to 12/31/2013	$10.38171	$9.37029	0
01/01/2014 to 12/31/2014	$9.37029	$9.33099	648
01/01/2015 to 12/31/2015	$9.33099	$8.88492	248
01/01/2016 to 12/31/2016	$8.88492	$9.65562	248
01/01/2017 to 12/31/2017	$9.65562	$10.36956	248
01/01/2018 to 12/31/2018	$10.36956	$9.50791	248
01/01/2019 to 12/31/2019	$9.50791	$10.72872	0
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	$9.90732	$8.80145	0
01/01/2019 to 12/31/2019	$8.80145	$10.58608	0
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	$9.91801	$9.38993	0
01/01/2019 to 12/31/2019	$9.38993	$12.09239	0
*Denotes the start date of these sub-accounts

A 151

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II - Cliff M&E (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$13.29187	$14.04247	464,848
AST Advanced Strategies Portfolio
03/19/2019 to 12/31/2019	$17.10918	$18.69395	1,564,026
AST AllianzGI World Trends Portfolio
03/19/2019 to 12/31/2019	$14.23421	$15.36938	1,375,743
AST Balanced Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$16.26892	$17.56017	1,583,047
AST BlackRock Global Strategies Portfolio
03/19/2019 to 12/31/2019	$12.47595	$13.29333	668,334
AST BlackRock Low Duration Bond Portfolio
03/19/2019 to 12/31/2019	$9.56254	$9.71997	58,062
AST BlackRock/Loomis Sayles Bond Portfolio
03/19/2019 to 12/31/2019	$11.04961	$11.62229	73,124
AST Bond Portfolio 2019
03/19/2019 to 12/31/2019	$11.57495	$11.48569	0
AST Bond Portfolio 2020
03/19/2019 to 12/31/2019	$12.05516	$12.18363	510,310
AST Bond Portfolio 2021
03/19/2019 to 12/31/2019	$12.62921	$12.93078	154,231
AST Bond Portfolio 2022
03/19/2019 to 12/31/2019	$11.76093	$12.12452	78,393
AST Bond Portfolio 2023
03/19/2019 to 12/31/2019	$10.02217	$10.38676	3,634
AST Bond Portfolio 2024
03/19/2019 to 12/31/2019	$9.73740	$10.20371	96,264
AST Bond Portfolio 2025
03/19/2019 to 12/31/2019	$11.17485	$11.78307	33,065
AST Bond Portfolio 2026
03/19/2019 to 12/31/2019	$9.83221	$10.46638	594,538
AST Bond Portfolio 2027
03/19/2019 to 12/31/2019	$9.77831	$10.45627	217,881
AST Bond Portfolio 2028
03/19/2019 to 12/31/2019	$9.78510	$10.54486	98,842
AST Bond Portfolio 2029
03/19/2019 to 12/31/2019	$9.80794	$10.63309	299,599
AST Bond Portfolio 2030
03/19/2019 to 12/31/2019	$10.28782	$11.22275	79,860
AST Capital Growth Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$17.73130	$19.28247	1,962,744
AST ClearBridge Dividend Growth Portfolio
03/19/2019 to 12/31/2019	$16.85934	$19.29017	33,990
AST Cohen & Steers Global Realty Portfolio
03/19/2019 to 12/31/2019	$17.00957	$18.54223	3,802
AST Cohen & Steers Realty Portfolio
03/19/2019 to 12/31/2019	$21.19227	$24.03292	14,863
AST Fidelity Institutional AM® Quantitative Portfolio
03/19/2019 to 12/31/2019	$14.91120	$16.23881	898,806
AST Goldman Sachs Multi-Asset Portfolio
03/19/2019 to 12/31/2019	$13.34317	$14.24339	899,504

A 152

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	$21.86958	$23.43332	17,824
AST Government Money Market Portfolio
03/19/2019 to 12/31/2019	$8.58809	$8.56794	3,827
AST High Yield Portfolio
03/19/2019 to 12/31/2019	$14.89903	$15.81572	29,633
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	$21.42497	$23.32541	28,457
AST International Growth Portfolio
03/19/2019 to 12/31/2019	$15.13488	$17.19477	5,100
AST International Value Portfolio
03/19/2019 to 12/31/2019	$12.11177	$12.95687	6,550
AST Investment Grade Bond Portfolio
03/19/2019 to 12/31/2019	$10.43465	$11.12060	126,657
AST J.P. Morgan Global Thematic Portfolio
03/19/2019 to 12/31/2019	$15.92113	$17.22240	492,950
AST J.P. Morgan International Equity Portfolio
03/19/2019 to 12/31/2019	$12.83005	$14.34080	21,385
AST J.P. Morgan Strategic Opportunities Portfolio
03/19/2019 to 12/31/2019	$13.76720	$14.63843	368,368
AST Jennison Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$27.19155	$30.37627	6,063
AST Loomis Sayles Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$28.12756	$31.66749	10,527
AST MFS Global Equity Portfolio
03/19/2019 to 12/31/2019	$19.89426	$22.22222	17,366
AST MFS Growth Allocation Portfolio
03/19/2019 to 12/31/2019	$13.76198	$15.22538	407,174
AST MFS Growth Portfolio
03/19/2019 to 12/31/2019	$27.36953	$31.82341	7,300
AST MFS Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	$17.97114	$20.28059	6,437
AST Mid-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$22.71067	$24.94126	32,213
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	$21.57853	$22.49821	9,537
AST Parametric Emerging Markets Equity Portfolio
03/19/2019 to 12/31/2019	$9.89516	$10.17036	14,895
AST Preservation Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$14.00085	$14.90552	1,161,213
AST Prudential Core Bond Portfolio
03/19/2019 to 12/31/2019	$10.82155	$11.45521	31,109
AST Prudential Growth Allocation Portfolio
03/19/2019 to 12/31/2019	$17.11338	$18.34307	2,480,964
AST QMA US Equity Alpha Portfolio
03/19/2019 to 12/31/2019	$26.44991	$28.92119	6,844
AST Quantitative Modeling Portfolio
03/19/2019 to 12/31/2019	$14.76573	$16.02711	5,778
AST Small-Cap Growth Opportunities Portfolio
03/19/2019 to 12/31/2019	$24.27069	$26.75703	6,096
AST Small-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$26.20943	$27.62375	12,084
AST Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	$19.66835	$20.82601	7,389
AST T. Rowe Price Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$16.79166	$18.31077	3,184,589

A 153

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$31.84013	$34.95341	27,933
AST T. Rowe Price Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	$16.49712	$18.31332	27,928
AST T. Rowe Price Natural Resources Portfolio
03/19/2019 to 12/31/2019	$9.52044	$9.73676	13,661
AST Templeton Global Bond Portfolio
03/19/2019 to 12/31/2019	$10.04436	$9.68993	25,879
AST WEDGE Capital Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	$20.19908	$21.15050	6,517
AST Wellington Management Hedged Equity Portfolio
03/19/2019 to 12/31/2019	$13.49011	$14.70649	962,993
AST Western Asset Core Plus Bond Portfolio
03/19/2019 to 12/31/2019	$12.24153	$13.13249	88,480
*Denotes the start date of these sub-accounts

A 154

A 155

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96751	$10.77691	12,165
01/01/2011 to 12/31/2011	$10.77691	$10.26518	33,960
01/01/2012 to 12/31/2012	$10.26518	$11.30635	41,027
01/01/2013 to 12/31/2013	$11.30635	$12.16672	42,309
01/01/2014 to 12/31/2014	$12.16672	$12.35971	40,207
01/01/2015 to 12/31/2015	$12.35971	$11.70468	32,704
01/01/2016 to 12/31/2016	$11.70468	$12.17929	14,103
01/01/2017 to 12/31/2017	$12.17929	$13.41803	13,575
01/01/2018 to 12/31/2018	$13.41803	$12.05997	11,319
01/01/2019 to 12/31/2019	$12.05997	$13.69535	7,248
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97819	$10.88255	15,615
01/01/2011 to 12/31/2011	$10.88255	$10.66087	23,701
01/01/2012 to 12/31/2012	$10.66087	$11.85511	44,620
01/01/2013 to 12/31/2013	$11.85511	$13.52094	47,975
01/01/2014 to 12/31/2014	$13.52094	$14.03839	42,765
01/01/2015 to 12/31/2015	$14.03839	$13.84685	36,710
01/01/2016 to 12/31/2016	$13.84685	$14.51275	31,122
01/01/2017 to 12/31/2017	$14.51275	$16.60538	29,821
01/01/2018 to 12/31/2018	$16.60538	$15.29005	24,866
01/01/2019 to 12/31/2019	$15.29005	$18.23183	15,943
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98727	$10.76898	12,612
01/01/2011 to 12/31/2011	$10.76898	$10.34642	15,869
01/01/2012 to 12/31/2012	$10.34642	$11.16466	25,982
01/01/2013 to 12/31/2013	$11.16466	$12.28361	25,857
01/01/2014 to 12/31/2014	$12.28361	$12.63732	18,752
01/01/2015 to 12/31/2015	$12.63732	$12.34513	30,926
01/01/2016 to 12/31/2016	$12.34513	$12.66201	29,552
01/01/2017 to 12/31/2017	$12.66201	$14.40192	28,830
01/01/2018 to 12/31/2018	$14.40192	$12.97700	24,532
01/01/2019 to 12/31/2019	$12.97700	$14.98980	14,048
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98847	$10.73529	22,804
01/01/2011 to 12/31/2011	$10.73529	$10.37714	65,338
01/01/2012 to 12/31/2012	$10.37714	$11.42035	101,566
01/01/2013 to 12/31/2013	$11.42035	$13.14696	103,050
01/01/2014 to 12/31/2014	$13.14696	$13.70336	93,217
01/01/2015 to 12/31/2015	$13.70336	$13.47257	87,590
01/01/2016 to 12/31/2016	$13.47257	$14.01393	81,843
01/01/2017 to 12/31/2017	$14.01393	$15.75760	77,345
01/01/2018 to 12/31/2018	$15.75760	$14.65624	62,228
01/01/2019 to 12/31/2019	$14.65624	$17.12583	46,922

A 156

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99821	$9.13559	8,230
01/01/2012 to 12/31/2012	$9.13559	$10.00229	30,700
01/01/2013 to 12/31/2013	$10.00229	$10.84949	34,301
01/01/2014 to 12/31/2014	$10.84949	$11.13593	34,529
01/01/2015 to 12/31/2015	$11.13593	$10.56951	33,914
01/01/2016 to 12/31/2016	$10.56951	$11.06264	10,803
01/01/2017 to 12/31/2017	$11.06264	$12.19072	12,443
01/01/2018 to 12/31/2018	$12.19072	$11.29756	12,236
01/01/2019 to 12/31/2019	$11.29756	$13.00270	10,252
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00764	$10.06524	17,406
01/01/2011 to 12/31/2011	$10.06524	$10.07064	18,241
01/01/2012 to 12/31/2012	$10.07064	$10.31656	18,703
01/01/2013 to 12/31/2013	$10.31656	$9.87539	16,372
01/01/2014 to 12/31/2014	$9.87539	$9.65361	15,145
01/01/2015 to 12/31/2015	$9.65361	$9.49166	12,350
01/01/2016 to 12/31/2016	$9.49166	$9.44051	9,925
01/01/2017 to 12/31/2017	$9.44051	$9.39580	13,233
01/01/2018 to 12/31/2018	$9.39580	$9.26127	6,198
01/01/2019 to 12/31/2019	$9.26127	$9.48106	7,461
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00656	$10.33749	21,106
01/01/2011 to 12/31/2011	$10.33749	$10.43711	32,939
01/01/2012 to 12/31/2012	$10.43711	$11.16439	61,822
01/01/2013 to 12/31/2013	$11.16439	$10.72367	79,727
01/01/2014 to 12/31/2014	$10.72367	$10.93718	67,138
01/01/2015 to 12/31/2015	$10.93718	$10.47646	60,006
01/01/2016 to 12/31/2016	$10.47646	$10.68518	65,990
01/01/2017 to 12/31/2017	$10.68518	$10.91214	65,012
01/01/2018 to 12/31/2018	$10.91214	$10.60572	60,743
01/01/2019 to 12/31/2019	$10.60572	$11.33512	55,088
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97738	$10.81582	2,858
01/01/2011 to 12/31/2011	$10.81582	$10.32683	9,464
01/01/2012 to 12/31/2012	$10.32683	$11.49108	67,619
01/01/2013 to 12/31/2013	$11.49108	$13.79435	61,281
01/01/2014 to 12/31/2014	$13.79435	$14.44190	58,348
01/01/2015 to 12/31/2015	$14.44190	$14.20676	58,062
01/01/2016 to 12/31/2016	$14.20676	$14.85242	55,292
01/01/2017 to 12/31/2017	$14.85242	$17.13419	54,774
01/01/2018 to 12/31/2018	$17.13419	$15.72146	20,705
01/01/2019 to 12/31/2019	$15.72146	$18.80596	8,772
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99821	$11.61237	0
01/01/2014 to 12/31/2014	$11.61237	$12.90918	4,004
01/01/2015 to 12/31/2015	$12.90918	$12.18049	3,302
01/01/2016 to 12/31/2016	$12.18049	$13.69453	3,368
01/01/2017 to 12/31/2017	$13.69453	$15.86715	2,637
01/01/2018 to 12/31/2018	$15.86715	$14.78437	2,513
01/01/2019 to 12/31/2019	$14.78437	$18.95576	2,222

A 157

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$9.96989	$11.52688	0
01/01/2011 to 12/31/2011	$11.52688	$10.71105	24
01/01/2012 to 12/31/2012	$10.71105	$13.28970	3,622
01/01/2013 to 12/31/2013	$13.28970	$13.56937	4,906
01/01/2014 to 12/31/2014	$13.56937	$15.12643	180
01/01/2015 to 12/31/2015	$15.12643	$14.78798	179
01/01/2016 to 12/31/2016	$14.78798	$14.60045	180
01/01/2017 to 12/31/2017	$14.60045	$15.84272	181
01/01/2018 to 12/31/2018	$15.84272	$14.77024	173
01/01/2019 to 12/31/2019	$14.77024	$18.08412	153
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95960	$11.76700	0
01/01/2011 to 12/31/2011	$11.76700	$12.27331	1,698
01/01/2012 to 12/31/2012	$12.27331	$13.85220	3,794
01/01/2013 to 12/31/2013	$13.85220	$13.97911	5,032
01/01/2014 to 12/31/2014	$13.97911	$17.90735	4,163
01/01/2015 to 12/31/2015	$17.90735	$18.37116	6,231
01/01/2016 to 12/31/2016	$18.37116	$18.84280	6,734
01/01/2017 to 12/31/2017	$18.84280	$19.59045	4,108
01/01/2018 to 12/31/2018	$19.59045	$18.25558	3,960
01/01/2019 to 12/31/2019	$18.25558	$23.43955	3,386
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97569	$10.99750	22,623
01/01/2011 to 12/31/2011	$10.99750	$10.59953	71,546
01/01/2012 to 12/31/2012	$10.59953	$11.47432	112,590
01/01/2013 to 12/31/2013	$11.47432	$12.88499	107,853
01/01/2014 to 12/31/2014	$12.88499	$13.00531	95,314
01/01/2015 to 12/31/2015	$13.00531	$12.85179	106,801
01/01/2016 to 12/31/2016	$12.85179	$13.11093	86,969
01/01/2017 to 12/31/2017	$13.11093	$14.94320	76,801
01/01/2018 to 12/31/2018	$14.94320	$13.48781	64,073
01/01/2019 to 12/31/2019	$13.48781	$15.83746	46,487
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98796	$10.68489	307
01/01/2011 to 12/31/2011	$10.68489	$10.40258	3,361
01/01/2012 to 12/31/2012	$10.40258	$11.20961	3,391
01/01/2013 to 12/31/2013	$11.20961	$12.04591	3,339
01/01/2014 to 12/31/2014	$12.04591	$12.26323	3,274
01/01/2015 to 12/31/2015	$12.26323	$11.89052	3,111
01/01/2016 to 12/31/2016	$11.89052	$12.24703	2,970
01/01/2017 to 12/31/2017	$12.24703	$13.45657	2,611
01/01/2018 to 12/31/2018	$13.45657	$12.23654	2,353
01/01/2019 to 12/31/2019	$12.23654	$13.89193	1,544
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96484	$11.47291	1,096
01/01/2011 to 12/31/2011	$11.47291	$11.37278	1,639
01/01/2012 to 12/31/2012	$11.37278	$12.87387	3,041
01/01/2013 to 12/31/2013	$12.87387	$17.48643	2,655
01/01/2014 to 12/31/2014	$17.48643	$18.34207	930
01/01/2015 to 12/31/2015	$18.34207	$16.96158	1,120
01/01/2016 to 12/31/2016	$16.96158	$20.63316	1,006
01/01/2017 to 12/31/2017	$20.63316	$22.65158	1,014
01/01/2018 to 12/31/2018	$22.65158	$19.04482	1,303
01/01/2019 to 12/31/2019	$19.04482	$22.85373	1,128

A 158

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99822	$9.82805	1,287
01/01/2011 to 12/31/2011	$9.82805	$9.61919	1,332
01/01/2012 to 12/31/2012	$9.61919	$9.41308	0
01/01/2013 to 12/31/2013	$9.41308	$9.21068	0
01/01/2014 to 12/31/2014	$9.21068	$9.01260	0
01/01/2015 to 12/31/2015	$9.01260	$8.81875	0
01/01/2016 to 12/31/2016	$8.81875	$8.62972	0
01/01/2017 to 12/31/2017	$8.62972	$8.47354	0
01/01/2018 to 12/31/2018	$8.47354	$8.39821	0
01/01/2019 to 12/31/2019	$8.39821	$8.35674	0
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98419	$10.74637	0
01/01/2011 to 12/31/2011	$10.74637	$10.84929	4,451
01/01/2012 to 12/31/2012	$10.84929	$12.08858	9,069
01/01/2013 to 12/31/2013	$12.08858	$12.67807	9,225
01/01/2014 to 12/31/2014	$12.67807	$12.72290	9,258
01/01/2015 to 12/31/2015	$12.72290	$12.00573	9,208
01/01/2016 to 12/31/2016	$12.00573	$13.55690	8,596
01/01/2017 to 12/31/2017	$13.55690	$14.25737	11,690
01/01/2018 to 12/31/2018	$14.25737	$13.67210	11,361
01/01/2019 to 12/31/2019	$13.67210	$15.42508	10,447
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99020	$10.60265	1,193
01/01/2011 to 12/31/2011	$10.60265	$9.94093	13
01/01/2012 to 12/31/2012	$9.94093	$11.36943	169
01/01/2013 to 12/31/2013	$11.36943	$15.55961	138
01/01/2014 to 12/31/2014	$15.55961	$17.31807	121
01/01/2015 to 12/31/2015	$17.31807	$15.61779	118
01/01/2016 to 12/31/2016	$15.61779	$18.32198	110
01/01/2017 to 12/31/2017	$18.32198	$21.37030	1,126
01/01/2018 to 12/31/2018	$21.37030	$17.94921	1,130
01/01/2019 to 12/31/2019	$17.94921	$22.74864	1,092
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92904	$11.23996	1,135
01/01/2011 to 12/31/2011	$11.23996	$9.57716	860
01/01/2012 to 12/31/2012	$9.57716	$11.27953	1,128
01/01/2013 to 12/31/2013	$11.27953	$13.14034	1,076
01/01/2014 to 12/31/2014	$13.14034	$12.14739	1,194
01/01/2015 to 12/31/2015	$12.14739	$12.26035	989
01/01/2016 to 12/31/2016	$12.26035	$11.54411	1,064
01/01/2017 to 12/31/2017	$11.54411	$15.29858	2,344
01/01/2018 to 12/31/2018	$15.29858	$12.97234	2,501
01/01/2019 to 12/31/2019	$12.97234	$16.76961	2,237
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92891	$10.77933	0
01/01/2011 to 12/31/2011	$10.77933	$9.22411	720
01/01/2012 to 12/31/2012	$9.22411	$10.53073	1,793
01/01/2013 to 12/31/2013	$10.53073	$12.31033	2,938
01/01/2014 to 12/31/2014	$12.31033	$11.23806	3,191
01/01/2015 to 12/31/2015	$11.23806	$11.08635	2,996
01/01/2016 to 12/31/2016	$11.08635	$10.91151	3,192
01/01/2017 to 12/31/2017	$10.91151	$13.11345	4,545
01/01/2018 to 12/31/2018	$13.11345	$10.75955	4,961
01/01/2019 to 12/31/2019	$10.75955	$12.63625	4,938

A 159

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00644	$10.58415	0
01/01/2011 to 12/31/2011	$10.58415	$11.64591	99,914
01/01/2012 to 12/31/2012	$11.64591	$12.46651	35,478
01/01/2013 to 12/31/2013	$12.46651	$11.81025	17,063
01/01/2014 to 12/31/2014	$11.81025	$12.33407	21,139
01/01/2015 to 12/31/2015	$12.33407	$12.21051	47,321
01/01/2016 to 12/31/2016	$12.21051	$12.45101	63,601
01/01/2017 to 12/31/2017	$12.45101	$12.70944	46,700
01/01/2018 to 12/31/2018	$12.70944	$12.40161	110,261
01/01/2019 to 12/31/2019	$12.40161	$13.49785	14,103
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97645	$10.85561	2,136
01/01/2011 to 12/31/2011	$10.85561	$10.56202	1,549
01/01/2012 to 12/31/2012	$10.56202	$11.73841	5,377
01/01/2013 to 12/31/2013	$11.73841	$13.35620	5,990
01/01/2014 to 12/31/2014	$13.35620	$13.90077	5,011
01/01/2015 to 12/31/2015	$13.90077	$13.45952	4,578
01/01/2016 to 12/31/2016	$13.45952	$13.85792	4,794
01/01/2017 to 12/31/2017	$13.85792	$15.86011	5,289
01/01/2018 to 12/31/2018	$15.86011	$14.37343	4,524
01/01/2019 to 12/31/2019	$14.37343	$16.79713	2,864
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92157	$10.54174	2,500
01/01/2011 to 12/31/2011	$10.54174	$9.37150	1,084
01/01/2012 to 12/31/2012	$9.37150	$11.17875	1,083
01/01/2013 to 12/31/2013	$11.17875	$12.61883	999
01/01/2014 to 12/31/2014	$12.61883	$11.56154	1,069
01/01/2015 to 12/31/2015	$11.56154	$10.99675	1,050
01/01/2016 to 12/31/2016	$10.99675	$10.96881	1,084
01/01/2017 to 12/31/2017	$10.96881	$13.91438	962
01/01/2018 to 12/31/2018	$13.91438	$11.23537	1,046
01/01/2019 to 12/31/2019	$11.23537	$13.98681	52
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.57174	3,188
01/01/2011 to 12/31/2011	$10.57174	$10.36895	8,634
01/01/2012 to 12/31/2012	$10.36895	$11.23332	10,235
01/01/2013 to 12/31/2013	$11.23332	$12.20458	9,357
01/01/2014 to 12/31/2014	$12.20458	$12.59292	6,405
01/01/2015 to 12/31/2015	$12.59292	$12.29973	6,117
01/01/2016 to 12/31/2016	$12.29973	$12.49783	5,190
01/01/2017 to 12/31/2017	$12.49783	$13.71484	5,253
01/01/2018 to 12/31/2018	$13.71484	$12.73062	4,810
01/01/2019 to 12/31/2019	$12.73062	$14.27682	3,919
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97106	$10.76026	0
01/01/2011 to 12/31/2011	$10.76026	$10.59897	341
01/01/2012 to 12/31/2012	$10.59897	$11.94582	650
01/01/2013 to 12/31/2013	$11.94582	$15.95494	579
01/01/2014 to 12/31/2014	$15.95494	$17.09580	531
01/01/2015 to 12/31/2015	$17.09580	$18.50726	479
01/01/2016 to 12/31/2016	$18.50726	$17.84505	473
01/01/2017 to 12/31/2017	$17.84505	$23.71936	394
01/01/2018 to 12/31/2018	$23.71936	$22.83270	638
01/01/2019 to 12/31/2019	$22.83270	$29.62596	327

A 160

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99232	$11.28865	0
01/01/2011 to 12/31/2011	$11.28865	$10.94541	439
01/01/2012 to 12/31/2012	$10.94541	$12.02352	587
01/01/2013 to 12/31/2013	$12.02352	$16.07255	733
01/01/2014 to 12/31/2014	$16.07255	$17.39250	3,415
01/01/2015 to 12/31/2015	$17.39250	$18.73280	392
01/01/2016 to 12/31/2016	$18.73280	$19.35320	379
01/01/2017 to 12/31/2017	$19.35320	$25.18606	323
01/01/2018 to 12/31/2018	$25.18606	$23.97927	290
01/01/2019 to 12/31/2019	$23.97927	$30.88557	266
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98734	$10.87856	0
01/01/2011 to 12/31/2011	$10.87856	$10.31155	25
01/01/2012 to 12/31/2012	$10.31155	$12.41801	24
01/01/2013 to 12/31/2013	$12.41801	$15.50888	23
01/01/2014 to 12/31/2014	$15.50888	$15.72646	23
01/01/2015 to 12/31/2015	$15.72646	$15.16288	24
01/01/2016 to 12/31/2016	$15.16288	$15.89295	1,402
01/01/2017 to 12/31/2017	$15.89295	$19.25990	23
01/01/2018 to 12/31/2018	$19.25990	$17.04335	23
01/01/2019 to 12/31/2019	$17.04335	$21.67299	22
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99822	$10.28812	8,798
01/01/2013 to 12/31/2013	$10.28812	$11.97118	10,150
01/01/2014 to 12/31/2014	$11.97118	$12.31571	9,161
01/01/2015 to 12/31/2015	$12.31571	$11.90126	9,584
01/01/2016 to 12/31/2016	$11.90126	$12.14926	7,707
01/01/2017 to 12/31/2017	$12.14926	$13.84950	7,754
01/01/2018 to 12/31/2018	$13.84950	$12.42880	2,550
01/01/2019 to 12/31/2019	$12.42880	$14.92996	1,779
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.85427	0
01/01/2011 to 12/31/2011	$10.85427	$10.55815	24
01/01/2012 to 12/31/2012	$10.55815	$12.09583	276
01/01/2013 to 12/31/2013	$12.09583	$16.18042	231
01/01/2014 to 12/31/2014	$16.18042	$17.21163	338
01/01/2015 to 12/31/2015	$17.21163	$18.05908	3,359
01/01/2016 to 12/31/2016	$18.05908	$18.00947	3,234
01/01/2017 to 12/31/2017	$18.00947	$23.03522	3,686
01/01/2018 to 12/31/2018	$23.03522	$23.02189	3,478
01/01/2019 to 12/31/2019	$23.02189	$31.03763	2,787
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99822	$10.17752	0
01/01/2013 to 12/31/2013	$10.17752	$13.39500	0
01/01/2014 to 12/31/2014	$13.39500	$14.44620	0
01/01/2015 to 12/31/2015	$14.44620	$14.03334	0
01/01/2016 to 12/31/2016	$14.03334	$15.57875	3,489
01/01/2017 to 12/31/2017	$15.57875	$17.88822	0
01/01/2018 to 12/31/2018	$17.88822	$15.72498	0
01/01/2019 to 12/31/2019	$15.72498	$19.90261	0

A 161

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01954	$11.39805	1,286
01/01/2011 to 12/31/2011	$11.39805	$10.82130	1,298
01/01/2012 to 12/31/2012	$10.82130	$12.66509	4,379
01/01/2013 to 12/31/2013	$12.66509	$16.38245	3,802
01/01/2014 to 12/31/2014	$16.38245	$17.87799	2,189
01/01/2015 to 12/31/2015	$17.87799	$16.49901	3,475
01/01/2016 to 12/31/2016	$16.49901	$16.41064	4,406
01/01/2017 to 12/31/2017	$16.41064	$20.40932	3,230
01/01/2018 to 12/31/2018	$20.40932	$19.09976	2,915
01/01/2019 to 12/31/2019	$19.09976	$24.32494	2,756
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99077	$11.21717	1,144
01/01/2011 to 12/31/2011	$11.21717	$10.70359	1,141
01/01/2012 to 12/31/2012	$10.70359	$12.26702	1,330
01/01/2013 to 12/31/2013	$12.26702	$17.04575	1,722
01/01/2014 to 12/31/2014	$17.04575	$19.05619	772
01/01/2015 to 12/31/2015	$19.05619	$17.59543	443
01/01/2016 to 12/31/2016	$17.59543	$20.35683	1,161
01/01/2017 to 12/31/2017	$20.35683	$22.66722	480
01/01/2018 to 12/31/2018	$22.66722	$18.53043	334
01/01/2019 to 12/31/2019	$18.53043	$21.94253	126
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93869	$11.65729	0
01/01/2011 to 12/31/2011	$11.65729	$9.09457	540
01/01/2012 to 12/31/2012	$9.09457	$10.49422	3,376
01/01/2013 to 12/31/2013	$10.49422	$10.29148	5,025
01/01/2014 to 12/31/2014	$10.29148	$9.59859	5,187
01/01/2015 to 12/31/2015	$9.59859	$7.82112	6,018
01/01/2016 to 12/31/2016	$7.82112	$8.59942	7,858
01/01/2017 to 12/31/2017	$8.59942	$10.63475	7,305
01/01/2018 to 12/31/2018	$10.63475	$8.94325	7,838
01/01/2019 to 12/31/2019	$8.94325	$9.91914	7,453
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98918	$10.58066	103,605
01/01/2011 to 12/31/2011	$10.58066	$10.45671	144,285
01/01/2012 to 12/31/2012	$10.45671	$11.29302	154,091
01/01/2013 to 12/31/2013	$11.29302	$12.06818	144,853
01/01/2014 to 12/31/2014	$12.06818	$12.49073	133,030
01/01/2015 to 12/31/2015	$12.49073	$12.23976	81,899
01/01/2016 to 12/31/2016	$12.23976	$12.63896	75,770
01/01/2017 to 12/31/2017	$12.63896	$13.62084	71,036
01/01/2018 to 12/31/2018	$13.62084	$12.94796	67,249
01/01/2019 to 12/31/2019	$12.94796	$14.53711	26,845
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01813	$10.06185	3,193
01/01/2012 to 12/31/2012	$10.06185	$10.54515	3,248
01/01/2013 to 12/31/2013	$10.54515	$10.07983	3,384
01/01/2014 to 12/31/2014	$10.07983	$10.46093	3,119
01/01/2015 to 12/31/2015	$10.46093	$10.20855	4,845
01/01/2016 to 12/31/2016	$10.20855	$10.41006	4,244
01/01/2017 to 12/31/2017	$10.41006	$10.76453	4,035
01/01/2018 to 12/31/2018	$10.76453	$10.44621	3,722
01/01/2019 to 12/31/2019	$10.44621	$11.21880	4,170

A 162

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96321	$11.49069	14,765
01/01/2011 to 12/31/2011	$11.49069	$10.54529	13,742
01/01/2012 to 12/31/2012	$10.54529	$11.65139	38,728
01/01/2013 to 12/31/2013	$11.65139	$13.34208	43,047
01/01/2014 to 12/31/2014	$13.34208	$14.25597	41,214
01/01/2015 to 12/31/2015	$14.25597	$13.86404	75,359
01/01/2016 to 12/31/2016	$13.86404	$14.93617	69,520
01/01/2017 to 12/31/2017	$14.93617	$16.96853	95,453
01/01/2018 to 12/31/2018	$16.96853	$15.34067	35,698
01/01/2019 to 12/31/2019	$15.34067	$17.88974	11,839
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.87426	0
01/01/2011 to 12/31/2011	$10.87426	$11.00879	20
01/01/2012 to 12/31/2012	$11.00879	$12.79735	2,580
01/01/2013 to 12/31/2013	$12.79735	$16.58305	2,861
01/01/2014 to 12/31/2014	$16.58305	$19.01976	2,728
01/01/2015 to 12/31/2015	$19.01976	$19.18394	9
01/01/2016 to 12/31/2016	$19.18394	$21.55945	9
01/01/2017 to 12/31/2017	$21.55945	$25.79167	9
01/01/2018 to 12/31/2018	$25.79167	$23.16062	9
01/01/2019 to 12/31/2019	$23.16062	$28.20728	9
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99821	$8.86947	0
01/01/2012 to 12/31/2012	$8.86947	$9.82046	0
01/01/2013 to 12/31/2013	$9.82046	$11.76164	0
01/01/2014 to 12/31/2014	$11.76164	$12.25695	0
01/01/2015 to 12/31/2015	$12.25695	$12.01147	0
01/01/2016 to 12/31/2016	$12.01147	$12.49686	0
01/01/2017 to 12/31/2017	$12.49686	$14.45338	0
01/01/2018 to 12/31/2018	$14.45338	$13.21781	0
01/01/2019 to 12/31/2019	$13.21781	$15.67611	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97155	$12.13891	0
01/01/2011 to 12/31/2011	$12.13891	$10.32083	317
01/01/2012 to 12/31/2012	$10.32083	$12.12578	4,398
01/01/2013 to 12/31/2013	$12.12578	$16.70757	4,659
01/01/2014 to 12/31/2014	$16.70757	$17.15614	2,729
01/01/2015 to 12/31/2015	$17.15614	$17.01143	85
01/01/2016 to 12/31/2016	$17.01143	$17.92810	87
01/01/2017 to 12/31/2017	$17.92810	$22.40173	79
01/01/2018 to 12/31/2018	$22.40173	$19.54071	75
01/01/2019 to 12/31/2019	$19.54071	$26.09642	77
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96060	$12.59822	0
01/01/2011 to 12/31/2011	$12.59822	$12.20705	190
01/01/2012 to 12/31/2012	$12.20705	$13.39860	194
01/01/2013 to 12/31/2013	$13.39860	$17.72209	537
01/01/2014 to 12/31/2014	$17.72209	$18.00331	503
01/01/2015 to 12/31/2015	$18.00331	$17.75463	287
01/01/2016 to 12/31/2016	$17.75463	$19.47200	866
01/01/2017 to 12/31/2017	$19.47200	$23.61157	333
01/01/2018 to 12/31/2018	$23.61157	$21.15960	380
01/01/2019 to 12/31/2019	$21.15960	$26.94107	240

A 163

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96403	$11.44962	0
01/01/2011 to 12/31/2011	$11.44962	$10.53432	1,198
01/01/2012 to 12/31/2012	$10.53432	$12.17939	1,966
01/01/2013 to 12/31/2013	$12.17939	$16.37500	2,563
01/01/2014 to 12/31/2014	$16.37500	$16.86709	2,571
01/01/2015 to 12/31/2015	$16.86709	$15.79312	2,440
01/01/2016 to 12/31/2016	$15.79312	$19.96775	2,679
01/01/2017 to 12/31/2017	$19.96775	$20.97516	2,112
01/01/2018 to 12/31/2018	$20.97516	$17.01745	2,191
01/01/2019 to 12/31/2019	$17.01745	$20.31163	1,985
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99191	$10.67665	30,118
01/01/2011 to 12/31/2011	$10.67665	$10.65472	60,505
01/01/2012 to 12/31/2012	$10.65472	$11.83249	117,348
01/01/2013 to 12/31/2013	$11.83249	$13.52713	112,707
01/01/2014 to 12/31/2014	$13.52713	$14.01453	105,485
01/01/2015 to 12/31/2015	$14.01453	$13.71900	128,300
01/01/2016 to 12/31/2016	$13.71900	$14.43746	112,921
01/01/2017 to 12/31/2017	$14.43746	$16.30462	101,129
01/01/2018 to 12/31/2018	$16.30462	$15.10240	85,520
01/01/2019 to 12/31/2019	$15.10240	$17.85813	57,866
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97079	$11.12002	2,438
01/01/2011 to 12/31/2011	$11.12002	$10.69680	5,130
01/01/2012 to 12/31/2012	$10.69680	$12.30683	9,672
01/01/2013 to 12/31/2013	$12.30683	$17.34416	9,905
01/01/2014 to 12/31/2014	$17.34416	$18.38761	8,679
01/01/2015 to 12/31/2015	$18.38761	$19.71659	8,994
01/01/2016 to 12/31/2016	$19.71659	$19.81433	11,689
01/01/2017 to 12/31/2017	$19.81433	$26.73565	8,072
01/01/2018 to 12/31/2018	$26.73565	$27.16915	7,029
01/01/2019 to 12/31/2019	$27.16915	$34.09010	6,232
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98582	$10.65197	0
01/01/2011 to 12/31/2011	$10.65197	$10.37192	1,780
01/01/2012 to 12/31/2012	$10.37192	$11.50870	3,823
01/01/2013 to 12/31/2013	$11.50870	$15.16117	5,328
01/01/2014 to 12/31/2014	$15.16117	$15.06632	5,470
01/01/2015 to 12/31/2015	$15.06632	$13.84838	5,147
01/01/2016 to 12/31/2016	$13.84838	$14.38178	5,227
01/01/2017 to 12/31/2017	$14.38178	$16.40297	4,956
01/01/2018 to 12/31/2018	$16.40297	$14.49001	5,321
01/01/2019 to 12/31/2019	$14.49001	$17.86075	11,424
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85947	$11.45926	0
01/01/2011 to 12/31/2011	$11.45926	$9.54035	853
01/01/2012 to 12/31/2012	$9.54035	$9.67259	3,373
01/01/2013 to 12/31/2013	$9.67259	$10.92040	4,914
01/01/2014 to 12/31/2014	$10.92040	$9.79216	3,358
01/01/2015 to 12/31/2015	$9.79216	$7.73678	3,672
01/01/2016 to 12/31/2016	$7.73678	$9.43444	3,302
01/01/2017 to 12/31/2017	$9.43444	$10.18362	3,391
01/01/2018 to 12/31/2018	$10.18362	$8.30414	3,952
01/01/2019 to 12/31/2019	$8.30414	$9.49613	3,836

A 164

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97990	$10.29578	1,245
01/01/2011 to 12/31/2011	$10.29578	$10.49029	2,525
01/01/2012 to 12/31/2012	$10.49029	$10.80078	2,800
01/01/2013 to 12/31/2013	$10.80078	$10.17186	2,998
01/01/2014 to 12/31/2014	$10.17186	$10.00855	2,742
01/01/2015 to 12/31/2015	$10.00855	$9.34112	1,922
01/01/2016 to 12/31/2016	$9.34112	$9.53909	1,772
01/01/2017 to 12/31/2017	$9.53909	$9.52505	8,630
01/01/2018 to 12/31/2018	$9.52505	$9.50543	8,079
01/01/2019 to 12/31/2019	$9.50543	$9.45028	9,174
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98848	$11.48400	0
01/01/2011 to 12/31/2011	$11.48400	$10.84971	850
01/01/2012 to 12/31/2012	$10.84971	$12.57064	1,729
01/01/2013 to 12/31/2013	$12.57064	$16.28775	2,459
01/01/2014 to 12/31/2014	$16.28775	$18.32341	2,121
01/01/2015 to 12/31/2015	$18.32341	$16.74458	2,115
01/01/2016 to 12/31/2016	$16.74458	$18.67863	2,024
01/01/2017 to 12/31/2017	$18.67863	$21.66516	1,899
01/01/2018 to 12/31/2018	$21.66516	$17.69373	1,980
01/01/2019 to 12/31/2019	$17.69373	$20.62804	2,107
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99821	$8.80715	6,473
01/01/2012 to 12/31/2012	$8.80715	$9.56607	7,466
01/01/2013 to 12/31/2013	$9.56607	$11.27958	7,403
01/01/2014 to 12/31/2014	$11.27958	$11.64456	11,015
01/01/2015 to 12/31/2015	$11.64456	$11.32210	10,618
01/01/2016 to 12/31/2016	$11.32210	$11.80216	7,742
01/01/2017 to 12/31/2017	$11.80216	$13.11908	7,584
01/01/2018 to 12/31/2018	$13.11908	$12.19402	7,401
01/01/2019 to 12/31/2019	$12.19402	$14.38433	6,285
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.38458	1,466
01/01/2011 to 12/31/2011	$10.38458	$10.77399	1,815
01/01/2012 to 12/31/2012	$10.77399	$11.36989	9,477
01/01/2013 to 12/31/2013	$11.36989	$10.95942	12,808
01/01/2014 to 12/31/2014	$10.95942	$11.49564	19,721
01/01/2015 to 12/31/2015	$11.49564	$11.38757	19,822
01/01/2016 to 12/31/2016	$11.38757	$11.71721	24,645
01/01/2017 to 12/31/2017	$11.71721	$12.18917	21,822
01/01/2018 to 12/31/2018	$12.18917	$11.65564	27,212
01/01/2019 to 12/31/2019	$11.65564	$12.80804	26,941
*Denotes the start date of these sub-accounts

A 165

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II - Cliff M&E (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$12.81098	$13.49093	11,560
AST Advanced Strategies Portfolio
03/19/2019 to 12/31/2019	$16.49001	$17.95958	16,376
AST AllianzGI World Trends Portfolio
03/19/2019 to 12/31/2019	$13.71898	$14.76547	7,763
AST Balanced Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$15.67973	$16.86994	84,136
AST BlackRock Global Strategies Portfolio
03/19/2019 to 12/31/2019	$12.08055	$12.83089	0
AST BlackRock Low Duration Bond Portfolio
03/19/2019 to 12/31/2019	$9.21698	$9.33871	0
AST BlackRock/Loomis Sayles Bond Portfolio
03/19/2019 to 12/31/2019	$10.64959	$11.16573	10,055
AST Bond Portfolio 2019
03/19/2019 to 12/31/2019	$11.15651	$11.03528	0
AST Bond Portfolio 2020
03/19/2019 to 12/31/2019	$11.61856	$11.70445	194,309
AST Bond Portfolio 2021
03/19/2019 to 12/31/2019	$12.17220	$12.42299	147,318
AST Bond Portfolio 2022
03/19/2019 to 12/31/2019	$11.37280	$11.68680	71,001
AST Bond Portfolio 2023
03/19/2019 to 12/31/2019	$9.73106	$10.05275	0
AST Bond Portfolio 2024
03/19/2019 to 12/31/2019	$9.49320	$9.91592	2,454
AST Bond Portfolio 2025
03/19/2019 to 12/31/2019	$10.93934	$11.49770	7,688
AST Bond Portfolio 2026
03/19/2019 to 12/31/2019	$9.66457	$10.25497	188,397
AST Bond Portfolio 2027
03/19/2019 to 12/31/2019	$9.65088	$10.28687	61,134
AST Bond Portfolio 2028
03/19/2019 to 12/31/2019	$9.69677	$10.41618	0
AST Bond Portfolio 2029
03/19/2019 to 12/31/2019	$9.75917	$10.54623	18,273
AST Bond Portfolio 2030
03/19/2019 to 12/31/2019	$10.27876	$11.17699	26,565
AST Capital Growth Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$17.08967	$18.52511	53,784
AST ClearBridge Dividend Growth Portfolio
03/19/2019 to 12/31/2019	$16.44648	$18.75730	1,336
AST Cohen & Steers Global Realty Portfolio
03/19/2019 to 12/31/2019	$16.39417	$17.81396	619
AST Cohen & Steers Realty Portfolio
03/19/2019 to 12/31/2019	$20.42552	$23.08904	353
AST Fidelity Institutional AM® Quantitative Portfolio
03/19/2019 to 12/31/2019	$14.37148	$15.60078	20,265
AST Goldman Sachs Multi-Asset Portfolio
03/19/2019 to 12/31/2019	$12.86065	$13.68427	16,718

A 166

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	$21.07795	$22.51253	33
AST Government Money Market Portfolio
03/19/2019 to 12/31/2019	$8.27761	$8.23164	1,182
AST High Yield Portfolio
03/19/2019 to 12/31/2019	$14.36016	$15.19472	166
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	$20.64958	$22.40912	522
AST International Growth Portfolio
03/19/2019 to 12/31/2019	$14.58714	$16.51934	95
AST International Value Portfolio
03/19/2019 to 12/31/2019	$11.67284	$12.44721	646
AST J.P. Morgan Global Thematic Portfolio
03/19/2019 to 12/31/2019	$15.34518	$16.54611	1,370
AST J.P. Morgan International Equity Portfolio
03/19/2019 to 12/31/2019	$12.36581	$13.77757	168
AST J.P. Morgan Strategic Opportunities Portfolio
03/19/2019 to 12/31/2019	$13.26886	$14.06328	9,621
AST Jennison Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$26.20781	$29.18324	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$27.10991	$30.42379	272
AST MFS Global Equity Portfolio
03/19/2019 to 12/31/2019	$19.17437	$21.34931	1,063
AST MFS Growth Allocation Portfolio
03/19/2019 to 12/31/2019	$13.37969	$14.75490	38
AST MFS Growth Portfolio
03/19/2019 to 12/31/2019	$26.37906	$30.57336	20
AST MFS Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	$17.49384	$19.67854	0
AST Mid-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$21.88858	$23.96116	652
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	$20.79808	$21.61499	106
AST Parametric Emerging Markets Equity Portfolio
03/19/2019 to 12/31/2019	$9.53715	$9.77091	2,023
AST Preservation Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$13.49410	$14.31985	10,549
AST Prudential Core Bond Portfolio
03/19/2019 to 12/31/2019	$10.49957	$11.07870	316
AST Prudential Growth Allocation Portfolio
03/19/2019 to 12/31/2019	$16.49420	$17.62276	61,213
AST QMA US Equity Alpha Portfolio
03/19/2019 to 12/31/2019	$25.49337	$27.78584	827
AST Quantitative Modeling Portfolio
03/19/2019 to 12/31/2019	$14.29735	$15.46895	0
AST Small-Cap Growth Opportunities Portfolio
03/19/2019 to 12/31/2019	$23.39256	$25.70620	672
AST Small-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$25.26079	$26.53836	443
AST Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	$18.95681	$20.00821	588
AST T. Rowe Price Asset Allocation Portfolio
03/19/2019 to 12/31/2019	$16.18382	$17.59130	58,102
AST T. Rowe Price Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	$30.68833	$33.58092	522

A 167

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	$15.89989	$17.59375	4,022
AST T. Rowe Price Natural Resources Portfolio
03/19/2019 to 12/31/2019	$9.17566	$9.35411	326
AST Templeton Global Bond Portfolio
03/19/2019 to 12/31/2019	$9.68057	$9.30901	259
AST WEDGE Capital Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	$19.46824	$20.31979	0
AST Wellington Management Hedged Equity Portfolio
03/19/2019 to 12/31/2019	$13.06206	$14.19415	614
AST Western Asset Core Plus Bond Portfolio
03/19/2019 to 12/31/2019	$11.79872	$12.61685	4,148
*Denotes the start date of these sub-accounts

A 168

A 169

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96734	$10.75915	28,262
01/01/2011 to 12/31/2011	$10.75915	$10.22743	13,293
01/01/2012 to 12/31/2012	$10.22743	$11.24170	5,219
01/01/2013 to 12/31/2013	$11.24170	$12.07242	193
01/01/2014 to 12/31/2014	$12.07242	$12.23882	0
01/01/2015 to 12/31/2015	$12.23882	$11.56645	0
01/01/2016 to 12/31/2016	$11.56645	$12.01088	0
01/01/2017 to 12/31/2017	$12.01088	$13.20557	0
01/01/2018 to 12/31/2018	$13.20557	$11.84454	0
01/01/2019 to 12/31/2019	$11.84454	$13.42320	0
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97803	$10.86460	0
01/01/2011 to 12/31/2011	$10.86460	$10.62155	44,624
01/01/2012 to 12/31/2012	$10.62155	$11.78720	28,276
01/01/2013 to 12/31/2013	$11.78720	$13.41606	1,753
01/01/2014 to 12/31/2014	$13.41606	$13.90094	0
01/01/2015 to 12/31/2015	$13.90094	$13.68317	0
01/01/2016 to 12/31/2016	$13.68317	$14.31201	0
01/01/2017 to 12/31/2017	$14.31201	$16.34238	0
01/01/2018 to 12/31/2018	$16.34238	$15.01703	0
01/01/2019 to 12/31/2019	$15.01703	$17.86971	0
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98710	$10.75126	0
01/01/2011 to 12/31/2011	$10.75126	$10.30837	24,258
01/01/2012 to 12/31/2012	$10.30837	$11.10075	15,406
01/01/2013 to 12/31/2013	$11.10075	$12.18835	894
01/01/2014 to 12/31/2014	$12.18835	$12.51365	0
01/01/2015 to 12/31/2015	$12.51365	$12.19922	0
01/01/2016 to 12/31/2016	$12.19922	$12.48685	0
01/01/2017 to 12/31/2017	$12.48685	$14.17369	0
01/01/2018 to 12/31/2018	$14.17369	$12.74505	0
01/01/2019 to 12/31/2019	$12.74505	$14.69170	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98830	$10.71761	5,793
01/01/2011 to 12/31/2011	$10.71761	$10.33893	8,239
01/01/2012 to 12/31/2012	$10.33893	$11.35513	10,879
01/01/2013 to 12/31/2013	$11.35513	$13.04513	3,280
01/01/2014 to 12/31/2014	$13.04513	$13.56935	5,975
01/01/2015 to 12/31/2015	$13.56935	$13.31353	4,630
01/01/2016 to 12/31/2016	$13.31353	$13.82021	3,514
01/01/2017 to 12/31/2017	$13.82021	$15.50812	5,057
01/01/2018 to 12/31/2018	$15.50812	$14.39451	0
01/01/2019 to 12/31/2019	$14.39451	$16.78561	0

A 170

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99805	$9.12313	0
01/01/2012 to 12/31/2012	$9.12313	$9.96798	0
01/01/2013 to 12/31/2013	$9.96798	$10.79016	0
01/01/2014 to 12/31/2014	$10.79016	$11.05246	0
01/01/2015 to 12/31/2015	$11.05246	$10.46885	0
01/01/2016 to 12/31/2016	$10.46885	$10.93501	0
01/01/2017 to 12/31/2017	$10.93501	$12.02559	0
01/01/2018 to 12/31/2018	$12.02559	$11.12161	0
01/01/2019 to 12/31/2019	$11.12161	$12.77406	0
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00747	$10.04881	2,440
01/01/2011 to 12/31/2011	$10.04881	$10.03369	6,041
01/01/2012 to 12/31/2012	$10.03369	$10.25741	5,131
01/01/2013 to 12/31/2013	$10.25741	$9.79857	1,954
01/01/2014 to 12/31/2014	$9.79857	$9.55887	1,111
01/01/2015 to 12/31/2015	$9.55887	$9.37935	0
01/01/2016 to 12/31/2016	$9.37935	$9.30932	0
01/01/2017 to 12/31/2017	$9.30932	$9.24584	0
01/01/2018 to 12/31/2018	$9.24584	$9.09473	0
01/01/2019 to 12/31/2019	$9.09473	$9.29150	0
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00639	$10.32046	39,459
01/01/2011 to 12/31/2011	$10.32046	$10.39873	18,326
01/01/2012 to 12/31/2012	$10.39873	$11.10057	14,855
01/01/2013 to 12/31/2013	$11.10057	$10.64048	6,069
01/01/2014 to 12/31/2014	$10.64048	$10.82998	3,974
01/01/2015 to 12/31/2015	$10.82998	$10.35248	771
01/01/2016 to 12/31/2016	$10.35248	$10.53723	779
01/01/2017 to 12/31/2017	$10.53723	$10.73914	1,389
01/01/2018 to 12/31/2018	$10.73914	$10.41617	911
01/01/2019 to 12/31/2019	$10.41617	$11.10981	0
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99805	$10.59732	0
01/01/2011 to 12/31/2011	$10.59732	$12.00179	0
01/01/2012 to 12/31/2012	$12.00179	$12.40605	2,285
01/01/2013 to 12/31/2013	$12.40605	$11.52925	0
01/01/2014 to 12/31/2014	$11.52925	$11.73842	0
01/01/2015 to 12/31/2015	$11.73842	$11.58535	0
01/01/2016 to 12/31/2016	$11.58535	$11.47742	0
01/01/2017 to 12/31/2017	$11.47742	$11.29346	0
01/01/2018 to 12/31/2018	$11.29346	$11.08918	11,533
01/01/2019 to 12/31/2019	$11.08918	$10.98067	0
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00887	$10.62787	0
01/01/2011 to 12/31/2011	$10.62787	$12.31691	0
01/01/2012 to 12/31/2012	$12.31691	$12.78702	0
01/01/2013 to 12/31/2013	$12.78702	$11.67293	0
01/01/2014 to 12/31/2014	$11.67293	$12.10070	0
01/01/2015 to 12/31/2015	$12.10070	$11.99679	0
01/01/2016 to 12/31/2016	$11.99679	$11.94466	0
01/01/2017 to 12/31/2017	$11.94466	$11.76792	0
01/01/2018 to 12/31/2018	$11.76792	$11.52351	0
01/01/2019 to 12/31/2019	$11.52351	$11.64643	0

A 171

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00780	$10.72931	0
01/01/2011 to 12/31/2011	$10.72931	$12.60470	20,038
01/01/2012 to 12/31/2012	$12.60470	$13.14422	4,879
01/01/2013 to 12/31/2013	$13.14422	$11.93675	6,789
01/01/2014 to 12/31/2014	$11.93675	$12.55155	2,759
01/01/2015 to 12/31/2015	$12.55155	$12.47514	3,049
01/01/2016 to 12/31/2016	$12.47514	$12.43034	3,231
01/01/2017 to 12/31/2017	$12.43034	$12.33085	2,412
01/01/2018 to 12/31/2018	$12.33085	$12.04768	0
01/01/2019 to 12/31/2019	$12.04768	$12.36076	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95342	77,644
01/01/2012 to 12/31/2012	$11.95342	$12.35456	146,381
01/01/2013 to 12/31/2013	$12.35456	$10.88848	66,625
01/01/2014 to 12/31/2014	$10.88848	$11.73515	7,711
01/01/2015 to 12/31/2015	$11.73515	$11.69959	7,839
01/01/2016 to 12/31/2016	$11.69959	$11.63394	7,894
01/01/2017 to 12/31/2017	$11.63394	$11.53948	7,894
01/01/2018 to 12/31/2018	$11.53948	$11.25026	7,894
01/01/2019 to 12/31/2019	$11.25026	$11.63307	7,894
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99740	$10.34068	0
01/01/2013 to 12/31/2013	$10.34068	$9.06777	10,827
01/01/2014 to 12/31/2014	$9.06777	$9.97216	7,074
01/01/2015 to 12/31/2015	$9.97216	$10.00163	0
01/01/2016 to 12/31/2016	$10.00163	$9.95378	0
01/01/2017 to 12/31/2017	$9.95378	$9.88524	0
01/01/2018 to 12/31/2018	$9.88524	$9.62630	0
01/01/2019 to 12/31/2019	$9.62630	$10.01192	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70047	0
01/01/2014 to 12/31/2014	$8.70047	$9.73572	0
01/01/2015 to 12/31/2015	$9.73572	$9.77696	0
01/01/2016 to 12/31/2016	$9.77696	$9.72967	0
01/01/2017 to 12/31/2017	$9.72967	$9.66150	0
01/01/2018 to 12/31/2018	$9.66150	$9.37256	0
01/01/2019 to 12/31/2019	$9.37256	$9.88049	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.23968	0
01/01/2015 to 12/31/2015	$11.23968	$11.19491	7,991
01/01/2016 to 12/31/2016	$11.19491	$11.20268	0
01/01/2017 to 12/31/2017	$11.20268	$11.14026	0
01/01/2018 to 12/31/2018	$11.14026	$10.79716	0
01/01/2019 to 12/31/2019	$10.79716	$11.46263	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88219	0
01/01/2016 to 12/31/2016	$9.88219	$9.85094	12,481
01/01/2017 to 12/31/2017	$9.85094	$9.85289	10,372
01/01/2018 to 12/31/2018	$9.85289	$9.52005	0
01/01/2019 to 12/31/2019	$9.52005	$10.22871	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99740	$9.82430	0
01/01/2017 to 12/31/2017	$9.82430	$9.85162	0
01/01/2018 to 12/31/2018	$9.85162	$9.49786	0
01/01/2019 to 12/31/2019	$9.49786	$10.26589	0

A 172

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99739	$9.98063	0
01/01/2018 to 12/31/2018	$9.98063	$9.54455	4,198
01/01/2019 to 12/31/2019	$9.54455	$10.40041	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99739	$9.60752	0
01/01/2019 to 12/31/2019	$9.60752	$10.53551	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99870	$11.17122	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97721	$10.79804	6,523
01/01/2011 to 12/31/2011	$10.79804	$10.28877	3,182
01/01/2012 to 12/31/2012	$10.28877	$11.42534	3,109
01/01/2013 to 12/31/2013	$11.42534	$13.68738	3,524
01/01/2014 to 12/31/2014	$13.68738	$14.30069	4,029
01/01/2015 to 12/31/2015	$14.30069	$14.03913	2,968
01/01/2016 to 12/31/2016	$14.03913	$14.64727	3,033
01/01/2017 to 12/31/2017	$14.64727	$16.86301	3,914
01/01/2018 to 12/31/2018	$16.86301	$15.44075	3,152
01/01/2019 to 12/31/2019	$15.44075	$18.43251	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99805	$11.59214	0
01/01/2014 to 12/31/2014	$11.59214	$12.86032	0
01/01/2015 to 12/31/2015	$12.86032	$12.10961	0
01/01/2016 to 12/31/2016	$12.10961	$13.58705	0
01/01/2017 to 12/31/2017	$13.58705	$15.71061	0
01/01/2018 to 12/31/2018	$15.71061	$14.60844	0
01/01/2019 to 12/31/2019	$14.60844	$18.69194	0
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$9.96972	$11.50809	697
01/01/2011 to 12/31/2011	$11.50809	$10.67179	323
01/01/2012 to 12/31/2012	$10.67179	$13.21390	288
01/01/2013 to 12/31/2013	$13.21390	$13.46442	435
01/01/2014 to 12/31/2014	$13.46442	$14.97880	513
01/01/2015 to 12/31/2015	$14.97880	$14.61374	341
01/01/2016 to 12/31/2016	$14.61374	$14.39889	383
01/01/2017 to 12/31/2017	$14.39889	$15.59219	631
01/01/2018 to 12/31/2018	$15.59219	$14.50677	411
01/01/2019 to 12/31/2019	$14.50677	$17.72526	0
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95944	$11.74760	4,332
01/01/2011 to 12/31/2011	$11.74760	$12.22807	0
01/01/2012 to 12/31/2012	$12.22807	$13.77283	0
01/01/2013 to 12/31/2013	$13.77283	$13.87061	0
01/01/2014 to 12/31/2014	$13.87061	$17.73201	0
01/01/2015 to 12/31/2015	$17.73201	$18.15410	0
01/01/2016 to 12/31/2016	$18.15410	$18.58231	0
01/01/2017 to 12/31/2017	$18.58231	$19.28015	0
01/01/2018 to 12/31/2018	$19.28015	$17.92944	0
01/01/2019 to 12/31/2019	$17.92944	$22.97375	0

A 173

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97552	$10.97934	0
01/01/2011 to 12/31/2011	$10.97934	$10.56045	25,101
01/01/2012 to 12/31/2012	$10.56045	$11.40861	15,974
01/01/2013 to 12/31/2013	$11.40861	$12.78490	871
01/01/2014 to 12/31/2014	$12.78490	$12.87792	0
01/01/2015 to 12/31/2015	$12.87792	$12.69991	0
01/01/2016 to 12/31/2016	$12.69991	$12.92967	0
01/01/2017 to 12/31/2017	$12.92967	$14.70656	0
01/01/2018 to 12/31/2018	$14.70656	$13.24687	0
01/01/2019 to 12/31/2019	$13.24687	$15.52285	0
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98779	$10.66728	0
01/01/2011 to 12/31/2011	$10.66728	$10.36422	0
01/01/2012 to 12/31/2012	$10.36422	$11.14546	0
01/01/2013 to 12/31/2013	$11.14546	$11.95250	0
01/01/2014 to 12/31/2014	$11.95250	$12.14325	0
01/01/2015 to 12/31/2015	$12.14325	$11.75007	0
01/01/2016 to 12/31/2016	$11.75007	$12.07766	0
01/01/2017 to 12/31/2017	$12.07766	$13.24345	0
01/01/2018 to 12/31/2018	$13.24345	$12.01789	0
01/01/2019 to 12/31/2019	$12.01789	$13.61569	0
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96468	$11.45406	2,173
01/01/2011 to 12/31/2011	$11.45406	$11.33091	0
01/01/2012 to 12/31/2012	$11.33091	$12.80029	0
01/01/2013 to 12/31/2013	$12.80029	$17.35113	0
01/01/2014 to 12/31/2014	$17.35113	$18.16301	0
01/01/2015 to 12/31/2015	$18.16301	$16.76174	0
01/01/2016 to 12/31/2016	$16.76174	$20.34844	0
01/01/2017 to 12/31/2017	$20.34844	$22.29353	0
01/01/2018 to 12/31/2018	$22.29353	$18.70525	0
01/01/2019 to 12/31/2019	$18.70525	$22.40037	0
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99805	$9.81187	12,181
01/01/2011 to 12/31/2011	$9.81187	$9.58392	0
01/01/2012 to 12/31/2012	$9.58392	$9.35920	0
01/01/2013 to 12/31/2013	$9.35920	$9.13913	0
01/01/2014 to 12/31/2014	$9.13913	$8.92450	0
01/01/2015 to 12/31/2015	$8.92450	$8.71476	0
01/01/2016 to 12/31/2016	$8.71476	$8.51057	0
01/01/2017 to 12/31/2017	$8.51057	$8.33954	0
01/01/2018 to 12/31/2018	$8.33954	$8.24837	0
01/01/2019 to 12/31/2019	$8.24837	$8.19073	0
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98402	$10.72872	3,834
01/01/2011 to 12/31/2011	$10.72872	$10.80943	2,070
01/01/2012 to 12/31/2012	$10.80943	$12.01952	1,707
01/01/2013 to 12/31/2013	$12.01952	$12.57980	1,372
01/01/2014 to 12/31/2014	$12.57980	$12.59830	1,364
01/01/2015 to 12/31/2015	$12.59830	$11.86381	824
01/01/2016 to 12/31/2016	$11.86381	$13.36939	845
01/01/2017 to 12/31/2017	$13.36939	$14.03154	1,356
01/01/2018 to 12/31/2018	$14.03154	$13.42785	867
01/01/2019 to 12/31/2019	$13.42785	$15.11847	0

A 174

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99003	$10.58525	801
01/01/2011 to 12/31/2011	$10.58525	$9.90441	358
01/01/2012 to 12/31/2012	$9.90441	$11.30444	323
01/01/2013 to 12/31/2013	$11.30444	$15.43913	422
01/01/2014 to 12/31/2014	$15.43913	$17.14880	461
01/01/2015 to 12/31/2015	$17.14880	$15.43354	317
01/01/2016 to 12/31/2016	$15.43354	$18.06897	344
01/01/2017 to 12/31/2017	$18.06897	$21.03225	473
01/01/2018 to 12/31/2018	$21.03225	$17.62901	300
01/01/2019 to 12/31/2019	$17.62901	$22.29725	0
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92888	$11.22148	0
01/01/2011 to 12/31/2011	$11.22148	$9.54183	0
01/01/2012 to 12/31/2012	$9.54183	$11.21495	0
01/01/2013 to 12/31/2013	$11.21495	$13.03848	0
01/01/2014 to 12/31/2014	$13.03848	$12.02858	0
01/01/2015 to 12/31/2015	$12.02858	$12.11568	0
01/01/2016 to 12/31/2016	$12.11568	$11.38457	0
01/01/2017 to 12/31/2017	$11.38457	$15.05653	0
01/01/2018 to 12/31/2018	$15.05653	$12.74093	0
01/01/2019 to 12/31/2019	$12.74093	$16.43683	0
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92875	$10.76157	0
01/01/2011 to 12/31/2011	$10.76157	$9.19006	0
01/01/2012 to 12/31/2012	$9.19006	$10.47035	0
01/01/2013 to 12/31/2013	$10.47035	$12.21478	0
01/01/2014 to 12/31/2014	$12.21478	$11.12807	0
01/01/2015 to 12/31/2015	$11.12807	$10.95534	0
01/01/2016 to 12/31/2016	$10.95534	$10.76057	0
01/01/2017 to 12/31/2017	$10.76057	$12.90565	0
01/01/2018 to 12/31/2018	$12.90565	$10.56728	0
01/01/2019 to 12/31/2019	$10.56728	$12.38514	0
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97628	$10.83775	0
01/01/2011 to 12/31/2011	$10.83775	$10.52321	4,297
01/01/2012 to 12/31/2012	$10.52321	$11.67143	2,580
01/01/2013 to 12/31/2013	$11.67143	$13.25283	810
01/01/2014 to 12/31/2014	$13.25283	$13.76509	810
01/01/2015 to 12/31/2015	$13.76509	$13.30082	728
01/01/2016 to 12/31/2016	$13.30082	$13.66665	771
01/01/2017 to 12/31/2017	$13.66665	$15.60933	771
01/01/2018 to 12/31/2018	$15.60933	$14.11700	771
01/01/2019 to 12/31/2019	$14.11700	$16.46387	771
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92140	$10.52447	0
01/01/2011 to 12/31/2011	$10.52447	$9.33702	0
01/01/2012 to 12/31/2012	$9.33702	$11.11487	0
01/01/2013 to 12/31/2013	$11.11487	$12.52096	0
01/01/2014 to 12/31/2014	$12.52096	$11.44842	0
01/01/2015 to 12/31/2015	$11.44842	$10.86689	0
01/01/2016 to 12/31/2016	$10.86689	$10.81712	0
01/01/2017 to 12/31/2017	$10.81712	$13.69403	0
01/01/2018 to 12/31/2018	$13.69403	$11.03468	0
01/01/2019 to 12/31/2019	$11.03468	$13.70876	0

A 175

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.55438	3,064
01/01/2011 to 12/31/2011	$10.55438	$10.33075	1,469
01/01/2012 to 12/31/2012	$10.33075	$11.16896	1,413
01/01/2013 to 12/31/2013	$11.16896	$12.10980	1,107
01/01/2014 to 12/31/2014	$12.10980	$12.46955	1,107
01/01/2015 to 12/31/2015	$12.46955	$12.15423	588
01/01/2016 to 12/31/2016	$12.15423	$12.32480	337
01/01/2017 to 12/31/2017	$12.32480	$13.49737	240
01/01/2018 to 12/31/2018	$13.49737	$12.50293	250
01/01/2019 to 12/31/2019	$12.50293	$13.99277	0
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97090	$10.74258	0
01/01/2011 to 12/31/2011	$10.74258	$10.56007	0
01/01/2012 to 12/31/2012	$10.56007	$11.87760	0
01/01/2013 to 12/31/2013	$11.87760	$15.83137	0
01/01/2014 to 12/31/2014	$15.83137	$16.92852	0
01/01/2015 to 12/31/2015	$16.92852	$18.28864	0
01/01/2016 to 12/31/2016	$18.28864	$17.59833	0
01/01/2017 to 12/31/2017	$17.59833	$23.34383	0
01/01/2018 to 12/31/2018	$23.34383	$22.42498	0
01/01/2019 to 12/31/2019	$22.42498	$29.03748	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99215	$11.27007	755
01/01/2011 to 12/31/2011	$11.27007	$10.90506	319
01/01/2012 to 12/31/2012	$10.90506	$11.95463	306
01/01/2013 to 12/31/2013	$11.95463	$15.94779	412
01/01/2014 to 12/31/2014	$15.94779	$17.22216	458
01/01/2015 to 12/31/2015	$17.22216	$18.51127	281
01/01/2016 to 12/31/2016	$18.51127	$19.08542	283
01/01/2017 to 12/31/2017	$19.08542	$24.78696	402
01/01/2018 to 12/31/2018	$24.78696	$23.55073	241
01/01/2019 to 12/31/2019	$23.55073	$30.27156	0
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98718	$10.86071	764
01/01/2011 to 12/31/2011	$10.86071	$10.27356	335
01/01/2012 to 12/31/2012	$10.27356	$12.34700	308
01/01/2013 to 12/31/2013	$12.34700	$15.38878	416
01/01/2014 to 12/31/2014	$15.38878	$15.57270	502
01/01/2015 to 12/31/2015	$15.57270	$14.98399	332
01/01/2016 to 12/31/2016	$14.98399	$15.67330	362
01/01/2017 to 12/31/2017	$15.67330	$18.95502	518
01/01/2018 to 12/31/2018	$18.95502	$16.73905	338
01/01/2019 to 12/31/2019	$16.73905	$21.24254	0
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99805	$10.27384	0
01/01/2013 to 12/31/2013	$10.27384	$11.93003	0
01/01/2014 to 12/31/2014	$11.93003	$12.24836	0
01/01/2015 to 12/31/2015	$12.24836	$11.81199	0
01/01/2016 to 12/31/2016	$11.81199	$12.03362	0
01/01/2017 to 12/31/2017	$12.03362	$13.68971	0
01/01/2018 to 12/31/2018	$13.68971	$12.26007	0
01/01/2019 to 12/31/2019	$12.26007	$14.69721	0

A 176

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.83645	0
01/01/2011 to 12/31/2011	$10.83645	$10.51928	0
01/01/2012 to 12/31/2012	$10.51928	$12.02656	0
01/01/2013 to 12/31/2013	$12.02656	$16.05490	0
01/01/2014 to 12/31/2014	$16.05490	$17.04320	0
01/01/2015 to 12/31/2015	$17.04320	$17.84580	0
01/01/2016 to 12/31/2016	$17.84580	$17.76054	0
01/01/2017 to 12/31/2017	$17.76054	$22.67055	0
01/01/2018 to 12/31/2018	$22.67055	$22.61073	0
01/01/2019 to 12/31/2019	$22.61073	$30.42103	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99805	$10.16978	0
01/01/2013 to 12/31/2013	$10.16978	$13.35750	0
01/01/2014 to 12/31/2014	$13.35750	$14.37634	0
01/01/2015 to 12/31/2015	$14.37634	$13.93693	0
01/01/2016 to 12/31/2016	$13.93693	$15.44031	0
01/01/2017 to 12/31/2017	$15.44031	$17.69317	0
01/01/2018 to 12/31/2018	$17.69317	$15.52153	0
01/01/2019 to 12/31/2019	$15.52153	$19.60491	0
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01937	$11.37927	0
01/01/2011 to 12/31/2011	$11.37927	$10.78139	0
01/01/2012 to 12/31/2012	$10.78139	$12.59264	0
01/01/2013 to 12/31/2013	$12.59264	$16.25531	0
01/01/2014 to 12/31/2014	$16.25531	$17.70310	0
01/01/2015 to 12/31/2015	$17.70310	$16.30419	0
01/01/2016 to 12/31/2016	$16.30419	$16.18383	0
01/01/2017 to 12/31/2017	$16.18383	$20.08625	0
01/01/2018 to 12/31/2018	$20.08625	$18.75862	0
01/01/2019 to 12/31/2019	$18.75862	$23.84167	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99060	$11.19874	0
01/01/2011 to 12/31/2011	$11.19874	$10.66429	0
01/01/2012 to 12/31/2012	$10.66429	$12.19697	0
01/01/2013 to 12/31/2013	$12.19697	$16.91385	0
01/01/2014 to 12/31/2014	$16.91385	$18.87003	0
01/01/2015 to 12/31/2015	$18.87003	$17.38782	0
01/01/2016 to 12/31/2016	$17.38782	$20.07581	0
01/01/2017 to 12/31/2017	$20.07581	$22.30878	0
01/01/2018 to 12/31/2018	$22.30878	$18.19987	0
01/01/2019 to 12/31/2019	$18.19987	$21.50715	0
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93852	$11.63809	0
01/01/2011 to 12/31/2011	$11.63809	$9.06103	0
01/01/2012 to 12/31/2012	$9.06103	$10.43410	0
01/01/2013 to 12/31/2013	$10.43410	$10.21164	0
01/01/2014 to 12/31/2014	$10.21164	$9.50471	0
01/01/2015 to 12/31/2015	$9.50471	$7.72875	0
01/01/2016 to 12/31/2016	$7.72875	$8.48048	0
01/01/2017 to 12/31/2017	$8.48048	$10.46629	0
01/01/2018 to 12/31/2018	$10.46629	$8.78348	0
01/01/2019 to 12/31/2019	$8.78348	$9.72195	0

A 177

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98901	$10.56322	4,567
01/01/2011 to 12/31/2011	$10.56322	$10.41816	24,434
01/01/2012 to 12/31/2012	$10.41816	$11.22833	16,996
01/01/2013 to 12/31/2013	$11.22833	$11.97456	1,673
01/01/2014 to 12/31/2014	$11.97456	$12.36853	1,672
01/01/2015 to 12/31/2015	$12.36853	$12.09525	885
01/01/2016 to 12/31/2016	$12.09525	$12.46418	500
01/01/2017 to 12/31/2017	$12.46418	$13.40507	363
01/01/2018 to 12/31/2018	$13.40507	$12.71667	372
01/01/2019 to 12/31/2019	$12.71667	$14.24820	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01797	$10.05822	0
01/01/2012 to 12/31/2012	$10.05822	$10.51980	0
01/01/2013 to 12/31/2013	$10.51980	$10.03496	0
01/01/2014 to 12/31/2014	$10.03496	$10.39310	0
01/01/2015 to 12/31/2015	$10.39310	$10.12167	0
01/01/2016 to 12/31/2016	$10.12167	$10.30037	0
01/01/2017 to 12/31/2017	$10.30037	$10.62931	0
01/01/2018 to 12/31/2018	$10.62931	$10.29382	0
01/01/2019 to 12/31/2019	$10.29382	$11.03254	0
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96304	$11.47182	4,012
01/01/2011 to 12/31/2011	$11.47182	$10.50641	5,153
01/01/2012 to 12/31/2012	$10.50641	$11.58467	3,813
01/01/2013 to 12/31/2013	$11.58467	$13.23852	1,708
01/01/2014 to 12/31/2014	$13.23852	$14.11648	1,944
01/01/2015 to 12/31/2015	$14.11648	$13.70023	3,476
01/01/2016 to 12/31/2016	$13.70023	$14.72957	3,606
01/01/2017 to 12/31/2017	$14.72957	$16.69976	4,818
01/01/2018 to 12/31/2018	$16.69976	$15.06661	3,588
01/01/2019 to 12/31/2019	$15.06661	$17.53421	0
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.85629	0
01/01/2011 to 12/31/2011	$10.85629	$10.96805	0
01/01/2012 to 12/31/2012	$10.96805	$12.72392	0
01/01/2013 to 12/31/2013	$12.72392	$16.45421	0
01/01/2014 to 12/31/2014	$16.45421	$18.83337	0
01/01/2015 to 12/31/2015	$18.83337	$18.95714	0
01/01/2016 to 12/31/2016	$18.95714	$21.26114	0
01/01/2017 to 12/31/2017	$21.26114	$25.38287	0
01/01/2018 to 12/31/2018	$25.38287	$22.74671	0
01/01/2019 to 12/31/2019	$22.74671	$27.64651	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.85728	0
01/01/2012 to 12/31/2012	$8.85728	$9.78676	0
01/01/2013 to 12/31/2013	$9.78676	$11.69734	0
01/01/2014 to 12/31/2014	$11.69734	$12.16502	0
01/01/2015 to 12/31/2015	$12.16502	$11.89708	0
01/01/2016 to 12/31/2016	$11.89708	$12.35269	0
01/01/2017 to 12/31/2017	$12.35269	$14.25758	0
01/01/2018 to 12/31/2018	$14.25758	$13.01190	0
01/01/2019 to 12/31/2019	$13.01190	$15.40044	0

A 178

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97138	$12.11885	0
01/01/2011 to 12/31/2011	$12.11885	$10.28273	0
01/01/2012 to 12/31/2012	$10.28273	$12.05627	0
01/01/2013 to 12/31/2013	$12.05627	$16.57797	0
01/01/2014 to 12/31/2014	$16.57797	$16.98811	0
01/01/2015 to 12/31/2015	$16.98811	$16.81029	0
01/01/2016 to 12/31/2016	$16.81029	$17.68003	0
01/01/2017 to 12/31/2017	$17.68003	$22.04674	0
01/01/2018 to 12/31/2018	$22.04674	$19.19144	0
01/01/2019 to 12/31/2019	$19.19144	$25.57752	0
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96043	$12.57745	5,668
01/01/2011 to 12/31/2011	$12.57745	$12.16210	0
01/01/2012 to 12/31/2012	$12.16210	$13.32183	0
01/01/2013 to 12/31/2013	$13.32183	$17.58467	0
01/01/2014 to 12/31/2014	$17.58467	$17.82723	0
01/01/2015 to 12/31/2015	$17.82723	$17.54499	0
01/01/2016 to 12/31/2016	$17.54499	$19.20276	0
01/01/2017 to 12/31/2017	$19.20276	$23.23763	0
01/01/2018 to 12/31/2018	$23.23763	$20.78170	0
01/01/2019 to 12/31/2019	$20.78170	$26.40573	0
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96386	$11.43076	0
01/01/2011 to 12/31/2011	$11.43076	$10.49532	0
01/01/2012 to 12/31/2012	$10.49532	$12.10947	0
01/01/2013 to 12/31/2013	$12.10947	$16.24786	0
01/01/2014 to 12/31/2014	$16.24786	$16.70196	0
01/01/2015 to 12/31/2015	$16.70196	$15.60645	0
01/01/2016 to 12/31/2016	$15.60645	$19.69140	0
01/01/2017 to 12/31/2017	$19.69140	$20.64271	0
01/01/2018 to 12/31/2018	$20.64271	$16.71325	0
01/01/2019 to 12/31/2019	$16.71325	$19.90783	0
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99174	$10.65907	0
01/01/2011 to 12/31/2011	$10.65907	$10.61552	64,497
01/01/2012 to 12/31/2012	$10.61552	$11.76460	41,032
01/01/2013 to 12/31/2013	$11.76460	$13.42200	2,372
01/01/2014 to 12/31/2014	$13.42200	$13.87731	0
01/01/2015 to 12/31/2015	$13.87731	$13.55686	0
01/01/2016 to 12/31/2016	$13.55686	$14.23780	0
01/01/2017 to 12/31/2017	$14.23780	$16.04643	0
01/01/2018 to 12/31/2018	$16.04643	$14.83268	0
01/01/2019 to 12/31/2019	$14.83268	$17.50333	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97062	$11.10177	2,166
01/01/2011 to 12/31/2011	$11.10177	$10.65756	871
01/01/2012 to 12/31/2012	$10.65756	$12.23662	732
01/01/2013 to 12/31/2013	$12.23662	$17.21005	473
01/01/2014 to 12/31/2014	$17.21005	$18.20816	736
01/01/2015 to 12/31/2015	$18.20816	$19.48421	505
01/01/2016 to 12/31/2016	$19.48421	$19.54089	502
01/01/2017 to 12/31/2017	$19.54089	$26.31292	689
01/01/2018 to 12/31/2018	$26.31292	$26.68461	386
01/01/2019 to 12/31/2019	$26.68461	$33.41377	0

A 179

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98565	$10.63446	799
01/01/2011 to 12/31/2011	$10.63446	$10.33380	345
01/01/2012 to 12/31/2012	$10.33380	$11.44285	316
01/01/2013 to 12/31/2013	$11.44285	$15.04350	438
01/01/2014 to 12/31/2014	$15.04350	$14.91881	497
01/01/2015 to 12/31/2015	$14.91881	$13.68482	363
01/01/2016 to 12/31/2016	$13.68482	$14.18297	419
01/01/2017 to 12/31/2017	$14.18297	$16.14325	611
01/01/2018 to 12/31/2018	$16.14325	$14.23134	390
01/01/2019 to 12/31/2019	$14.23134	$17.50598	0
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85930	$11.44026	2,212
01/01/2011 to 12/31/2011	$11.44026	$9.50511	0
01/01/2012 to 12/31/2012	$9.50511	$9.61709	0
01/01/2013 to 12/31/2013	$9.61709	$10.83551	0
01/01/2014 to 12/31/2014	$10.83551	$9.69615	0
01/01/2015 to 12/31/2015	$9.69615	$7.64524	0
01/01/2016 to 12/31/2016	$7.64524	$9.30374	0
01/01/2017 to 12/31/2017	$9.30374	$10.02216	0
01/01/2018 to 12/31/2018	$10.02216	$8.15565	0
01/01/2019 to 12/31/2019	$8.15565	$9.30734	0
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97973	$10.27887	2,359
01/01/2011 to 12/31/2011	$10.27887	$10.45171	0
01/01/2012 to 12/31/2012	$10.45171	$10.73906	0
01/01/2013 to 12/31/2013	$10.73906	$10.09311	0
01/01/2014 to 12/31/2014	$10.09311	$9.91083	0
01/01/2015 to 12/31/2015	$9.91083	$9.23093	0
01/01/2016 to 12/31/2016	$9.23093	$9.40733	0
01/01/2017 to 12/31/2017	$9.40733	$9.37439	0
01/01/2018 to 12/31/2018	$9.37439	$9.33596	0
01/01/2019 to 12/31/2019	$9.33596	$9.26279	0
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98831	$11.46513	0
01/01/2011 to 12/31/2011	$11.46513	$10.80972	0
01/01/2012 to 12/31/2012	$10.80972	$12.49876	0
01/01/2013 to 12/31/2013	$12.49876	$16.16160	0
01/01/2014 to 12/31/2014	$16.16160	$18.14438	0
01/01/2015 to 12/31/2015	$18.14438	$16.54707	0
01/01/2016 to 12/31/2016	$16.54707	$18.42075	0
01/01/2017 to 12/31/2017	$18.42075	$21.32252	0
01/01/2018 to 12/31/2018	$21.32252	$17.37801	0
01/01/2019 to 12/31/2019	$17.37801	$20.21851	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.79506	0
01/01/2012 to 12/31/2012	$8.79506	$9.53337	0
01/01/2013 to 12/31/2013	$9.53337	$11.21815	0
01/01/2014 to 12/31/2014	$11.21815	$11.55756	0
01/01/2015 to 12/31/2015	$11.55756	$11.21457	0
01/01/2016 to 12/31/2016	$11.21457	$11.66623	0
01/01/2017 to 12/31/2017	$11.66623	$12.94158	0
01/01/2018 to 12/31/2018	$12.94158	$12.00431	0
01/01/2019 to 12/31/2019	$12.00431	$14.13170	0

A 180

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.36763	5,384
01/01/2011 to 12/31/2011	$10.36763	$10.73432	333
01/01/2012 to 12/31/2012	$10.73432	$11.30483	323
01/01/2013 to 12/31/2013	$11.30483	$10.87439	560
01/01/2014 to 12/31/2014	$10.87439	$11.38303	651
01/01/2015 to 12/31/2015	$11.38303	$11.25306	448
01/01/2016 to 12/31/2016	$11.25306	$11.55520	475
01/01/2017 to 12/31/2017	$11.55520	$11.99624	797
01/01/2018 to 12/31/2018	$11.99624	$11.44757	541
01/01/2019 to 12/31/2019	$11.44757	$12.55369	0
*Denotes the start date of these sub-accounts

A 181

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.21158	$10.05357	2,935
01/01/2011 to 12/31/2011	$10.05357	$9.68945	9,842
01/01/2012 to 12/31/2012	$9.68945	$10.79903	9,387
01/01/2013 to 12/31/2013	$10.79903	$11.75851	16,082
01/01/2014 to 12/31/2014	$11.75851	$12.08662	12,449
01/01/2015 to 12/31/2015	$12.08662	$11.58176	11,799
01/01/2016 to 12/31/2016	$11.58176	$12.19380	58,255
01/01/2017 to 12/31/2017	$12.19380	$13.59275	55,839
01/01/2018 to 12/31/2018	$13.59275	$12.36263	53,954
01/01/2019 to 12/31/2019	$12.36263	$14.20530	57,784
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.62166	$10.59254	1,409
01/01/2011 to 12/31/2011	$10.59254	$10.49952	1,409
01/01/2012 to 12/31/2012	$10.49952	$11.81435	13,906
01/01/2013 to 12/31/2013	$11.81435	$13.63409	17,094
01/01/2014 to 12/31/2014	$13.63409	$14.32368	21,722
01/01/2015 to 12/31/2015	$14.32368	$14.29579	28,264
01/01/2016 to 12/31/2016	$14.29579	$15.16031	40,326
01/01/2017 to 12/31/2017	$15.16031	$17.55127	40,971
01/01/2018 to 12/31/2018	$17.55127	$16.35373	41,571
01/01/2019 to 12/31/2019	$16.35373	$19.73136	39,542
AST AllianzGI World Trends Portfolio
03/15/2010 to 12/31/2010	$9.17833	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	2,230
01/01/2012 to 12/31/2012	$9.71160	$10.60403	9,000
01/01/2013 to 12/31/2013	$10.60403	$11.80510	15,625
01/01/2014 to 12/31/2014	$11.80510	$12.28896	17,952
01/01/2015 to 12/31/2015	$12.28896	$12.14719	39,609
01/01/2016 to 12/31/2016	$12.14719	$12.60617	70,738
01/01/2017 to 12/31/2017	$12.60617	$14.50774	72,137
01/01/2018 to 12/31/2018	$14.50774	$13.22832	62,479
01/01/2019 to 12/31/2019	$13.22832	$15.46111	60,618
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.59345	$10.40804	3,620
01/01/2011 to 12/31/2011	$10.40804	$10.17985	36,090
01/01/2012 to 12/31/2012	$10.17985	$11.33645	46,569
01/01/2013 to 12/31/2013	$11.33645	$13.20498	78,022
01/01/2014 to 12/31/2014	$13.20498	$13.92690	82,484
01/01/2015 to 12/31/2015	$13.92690	$13.85466	110,542
01/01/2016 to 12/31/2016	$13.85466	$14.58164	100,742
01/01/2017 to 12/31/2017	$14.58164	$16.58958	111,586
01/01/2018 to 12/31/2018	$16.58958	$15.61408	129,875
01/01/2019 to 12/31/2019	$15.61408	$18.46124	136,065

A 182

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$11.59596	$11.77276	0
01/01/2011 to 12/31/2011	$11.77276	$11.91843	2,162
01/01/2012 to 12/31/2012	$11.91843	$12.35443	2,629
01/01/2013 to 12/31/2013	$12.35443	$11.96593	8,160
01/01/2014 to 12/31/2014	$11.96593	$11.83586	5,014
01/01/2015 to 12/31/2015	$11.83586	$11.77554	9,173
01/01/2016 to 12/31/2016	$11.77554	$11.85025	10,593
01/01/2017 to 12/31/2017	$11.85025	$11.93304	11,778
01/01/2018 to 12/31/2018	$11.93304	$11.90270	11,882
01/01/2019 to 12/31/2019	$11.90270	$12.32937	11,722
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$12.05882	$12.57524	1,379
01/01/2011 to 12/31/2011	$12.57524	$12.84647	1,058
01/01/2012 to 12/31/2012	$12.84647	$13.90489	4,226
01/01/2013 to 12/31/2013	$13.90489	$13.51422	32,270
01/01/2014 to 12/31/2014	$13.51422	$13.94662	13,001
01/01/2015 to 12/31/2015	$13.94662	$13.51743	11,906
01/01/2016 to 12/31/2016	$13.51743	$13.94960	11,716
01/01/2017 to 12/31/2017	$13.94960	$14.41424	14,583
01/01/2018 to 12/31/2018	$14.41424	$14.17661	12,110
01/01/2019 to 12/31/2019	$14.17661	$15.33112	13,689
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.02993	$9.88109	5,003
01/01/2011 to 12/31/2011	$9.88109	$9.54594	11,275
01/01/2012 to 12/31/2012	$9.54594	$10.74833	18,256
01/01/2013 to 12/31/2013	$10.74833	$13.05551	12,520
01/01/2014 to 12/31/2014	$13.05551	$13.83039	35,764
01/01/2015 to 12/31/2015	$13.83039	$13.76649	69,346
01/01/2016 to 12/31/2016	$13.76649	$14.56220	64,741
01/01/2017 to 12/31/2017	$14.56220	$16.99771	74,180
01/01/2018 to 12/31/2018	$16.99771	$15.78215	63,282
01/01/2019 to 12/31/2019	$15.78215	$19.10225	61,886
AST Cohen & Steers Global Realty Portfolio
03/15/2010 to 12/31/2010	$8.36448	$9.76197	0
01/01/2011 to 12/31/2011	$9.76197	$9.17833	0
01/01/2012 to 12/31/2012	$9.17833	$11.52315	760
01/01/2013 to 12/31/2013	$11.52315	$11.90508	736
01/01/2014 to 12/31/2014	$11.90508	$13.42844	2,063
01/01/2015 to 12/31/2015	$13.42844	$13.28358	3,416
01/01/2016 to 12/31/2016	$13.28358	$13.26990	3,441
01/01/2017 to 12/31/2017	$13.26990	$14.56915	3,330
01/01/2018 to 12/31/2018	$14.56915	$13.74481	2,557
01/01/2019 to 12/31/2019	$13.74481	$17.02803	2,456
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$7.01097	$8.36127	0
01/01/2011 to 12/31/2011	$8.36127	$8.82419	0
01/01/2012 to 12/31/2012	$8.82419	$10.07765	18
01/01/2013 to 12/31/2013	$10.07765	$10.29050	2,386
01/01/2014 to 12/31/2014	$10.29050	$13.33818	5,228
01/01/2015 to 12/31/2015	$13.33818	$13.84584	8,747
01/01/2016 to 12/31/2016	$13.84584	$14.36896	8,506
01/01/2017 to 12/31/2017	$14.36896	$15.11555	8,493
01/01/2018 to 12/31/2018	$15.11555	$14.25356	5,313
01/01/2019 to 12/31/2019	$14.25356	$18.51789	5,324

A 183

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
03/15/2010 to 12/31/2010	$8.71680	$9.70021	0
01/01/2011 to 12/31/2011	$9.70021	$9.45972	1,311
01/01/2012 to 12/31/2012	$9.45972	$10.36217	15,691
01/01/2013 to 12/31/2013	$10.36217	$11.77393	20,997
01/01/2014 to 12/31/2014	$11.77393	$12.02477	19,045
01/01/2015 to 12/31/2015	$12.02477	$12.02372	17,118
01/01/2016 to 12/31/2016	$12.02372	$12.41117	36,892
01/01/2017 to 12/31/2017	$12.41117	$14.31272	39,835
01/01/2018 to 12/31/2018	$14.31272	$13.07285	34,514
01/01/2019 to 12/31/2019	$13.07285	$15.53206	35,624
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.56227	$10.32606	0
01/01/2011 to 12/31/2011	$10.32606	$10.17206	0
01/01/2012 to 12/31/2012	$10.17206	$11.09154	9,423
01/01/2013 to 12/31/2013	$11.09154	$12.06017	13,204
01/01/2014 to 12/31/2014	$12.06017	$12.42331	17,974
01/01/2015 to 12/31/2015	$12.42331	$12.18843	17,295
01/01/2016 to 12/31/2016	$12.18843	$12.70214	33,949
01/01/2017 to 12/31/2017	$12.70214	$14.12146	31,336
01/01/2018 to 12/31/2018	$14.12146	$12.99418	29,825
01/01/2019 to 12/31/2019	$12.99418	$14.92684	28,437
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$10.39331	$12.07909	0
01/01/2011 to 12/31/2011	$12.07909	$12.11532	0
01/01/2012 to 12/31/2012	$12.11532	$13.87726	592
01/01/2013 to 12/31/2013	$13.87726	$19.07270	1,617
01/01/2014 to 12/31/2014	$19.07270	$20.24314	1,633
01/01/2015 to 12/31/2015	$20.24314	$18.94153	2,968
01/01/2016 to 12/31/2016	$18.94153	$23.31383	5,254
01/01/2017 to 12/31/2017	$23.31383	$25.89693	5,767
01/01/2018 to 12/31/2018	$25.89693	$22.03326	5,946
01/01/2019 to 12/31/2019	$22.03326	$26.75324	5,715
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$10.35524	$10.27485	0
01/01/2011 to 12/31/2011	$10.27485	$10.17598	7,315
01/01/2012 to 12/31/2012	$10.17598	$10.07626	2,251
01/01/2013 to 12/31/2013	$10.07626	$9.97714	1,433
01/01/2014 to 12/31/2014	$9.97714	$9.87852	23,288
01/01/2015 to 12/31/2015	$9.87852	$9.78032	11,823
01/01/2016 to 12/31/2016	$9.78032	$9.68399	9,858
01/01/2017 to 12/31/2017	$9.68399	$9.62117	6,683
01/01/2018 to 12/31/2018	$9.62117	$9.64920	6,280
01/01/2019 to 12/31/2019	$9.64920	$9.71522	6,305
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$10.19862	$11.08074	0
01/01/2011 to 12/31/2011	$11.08074	$11.31919	0
01/01/2012 to 12/31/2012	$11.31919	$12.76194	1,142
01/01/2013 to 12/31/2013	$12.76194	$13.54280	2,602
01/01/2014 to 12/31/2014	$13.54280	$13.75166	4,729
01/01/2015 to 12/31/2015	$13.75166	$13.13027	7,415
01/01/2016 to 12/31/2016	$13.13027	$15.00201	10,073
01/01/2017 to 12/31/2017	$15.00201	$15.96360	11,839
01/01/2018 to 12/31/2018	$15.96360	$15.49079	13,922
01/01/2019 to 12/31/2019	$15.49079	$17.68393	14,032

A 184

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$7.05289	$7.55590	0
01/01/2011 to 12/31/2011	$7.55590	$7.16817	0
01/01/2012 to 12/31/2012	$7.16817	$8.29561	32
01/01/2013 to 12/31/2013	$8.29561	$11.48738	677
01/01/2014 to 12/31/2014	$11.48738	$12.93708	3,267
01/01/2015 to 12/31/2015	$12.93708	$11.80525	3,857
01/01/2016 to 12/31/2016	$11.80525	$14.01298	9,295
01/01/2017 to 12/31/2017	$14.01298	$16.53743	7,366
01/01/2018 to 12/31/2018	$16.53743	$14.05575	6,464
01/01/2019 to 12/31/2019	$14.05575	$18.02518	9,203
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$7.89173	$9.01789	0
01/01/2011 to 12/31/2011	$9.01789	$7.77483	0
01/01/2012 to 12/31/2012	$7.77483	$9.26557	0
01/01/2013 to 12/31/2013	$9.26557	$10.92201	0
01/01/2014 to 12/31/2014	$10.92201	$10.21646	0
01/01/2015 to 12/31/2015	$10.21646	$10.43383	177
01/01/2016 to 12/31/2016	$10.43383	$9.94030	484
01/01/2017 to 12/31/2017	$9.94030	$13.32866	471
01/01/2018 to 12/31/2018	$13.32866	$11.43688	689
01/01/2019 to 12/31/2019	$11.43688	$14.95971	1,498
AST International Value Portfolio
03/15/2010 to 12/31/2010	$8.37612	$9.17929	0
01/01/2011 to 12/31/2011	$9.17929	$7.94794	0
01/01/2012 to 12/31/2012	$7.94794	$9.18156	0
01/01/2013 to 12/31/2013	$9.18156	$10.86035	0
01/01/2014 to 12/31/2014	$10.86035	$10.03208	0
01/01/2015 to 12/31/2015	$10.03208	$10.01389	121
01/01/2016 to 12/31/2016	$10.01389	$9.97240	223
01/01/2017 to 12/31/2017	$9.97240	$12.12628	218
01/01/2018 to 12/31/2018	$12.12628	$10.06836	444
01/01/2019 to 12/31/2019	$10.06836	$11.96465	421
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.22779	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	0
01/01/2012 to 12/31/2012	$9.97825	$11.22134	4,842
01/01/2013 to 12/31/2013	$11.22134	$12.91910	5,595
01/01/2014 to 12/31/2014	$12.91910	$13.60521	5,755
01/01/2015 to 12/31/2015	$13.60521	$13.32949	12,579
01/01/2016 to 12/31/2016	$13.32949	$13.88622	21,440
01/01/2017 to 12/31/2017	$13.88622	$16.08024	31,265
01/01/2018 to 12/31/2018	$16.08024	$14.74659	20,087
01/01/2019 to 12/31/2019	$14.74659	$17.43752	20,683
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$8.48153	$9.09678	0
01/01/2011 to 12/31/2011	$9.09678	$8.18270	0
01/01/2012 to 12/31/2012	$8.18270	$9.87658	38
01/01/2013 to 12/31/2013	$9.87658	$11.28094	1,177
01/01/2014 to 12/31/2014	$11.28094	$10.45830	5,285
01/01/2015 to 12/31/2015	$10.45830	$10.06541	7,770
01/01/2016 to 12/31/2016	$10.06541	$10.15840	13,345
01/01/2017 to 12/31/2017	$10.15840	$13.03844	17,596
01/01/2018 to 12/31/2018	$13.03844	$10.65367	16,625
01/01/2019 to 12/31/2019	$10.65367	$13.41967	14,512

A 185

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.98079	$10.65289	0
01/01/2011 to 12/31/2011	$10.65289	$10.57215	0
01/01/2012 to 12/31/2012	$10.57215	$11.58947	5,069
01/01/2013 to 12/31/2013	$11.58947	$12.74066	4,886
01/01/2014 to 12/31/2014	$12.74066	$13.30181	7,091
01/01/2015 to 12/31/2015	$13.30181	$13.14611	7,319
01/01/2016 to 12/31/2016	$13.14611	$13.51574	10,350
01/01/2017 to 12/31/2017	$13.51574	$15.00708	10,368
01/01/2018 to 12/31/2018	$15.00708	$14.09612	10,756
01/01/2019 to 12/31/2019	$14.09612	$15.99541	10,299
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.42072	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	0
01/01/2013 to 12/31/2013	$12.90295	$17.43738	0
01/01/2014 to 12/31/2014	$17.43738	$18.90555	123
01/01/2015 to 12/31/2015	$18.90555	$20.70893	112
01/01/2016 to 12/31/2016	$20.70893	$20.20390	239
01/01/2017 to 12/31/2017	$20.20390	$27.17167	159
01/01/2018 to 12/31/2018	$27.17167	$26.46778	452
01/01/2019 to 12/31/2019	$26.46778	$34.74953	441
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$8.54885	$9.74903	0
01/01/2011 to 12/31/2011	$9.74903	$9.56442	2,470
01/01/2012 to 12/31/2012	$9.56442	$10.63120	16
01/01/2013 to 12/31/2013	$10.63120	$14.37959	0
01/01/2014 to 12/31/2014	$14.37959	$15.74482	918
01/01/2015 to 12/31/2015	$15.74482	$17.15902	3,508
01/01/2016 to 12/31/2016	$17.15902	$17.93663	6,527
01/01/2017 to 12/31/2017	$17.93663	$23.61802	8,926
01/01/2018 to 12/31/2018	$23.61802	$22.75449	10,392
01/01/2019 to 12/31/2019	$22.75449	$29.65526	11,501
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.40326	$10.33903	323
01/01/2011 to 12/31/2011	$10.33903	$9.91614	314
01/01/2012 to 12/31/2012	$9.91614	$12.08368	337
01/01/2013 to 12/31/2013	$12.08368	$15.27018	4,344
01/01/2014 to 12/31/2014	$15.27018	$15.66783	4,112
01/01/2015 to 12/31/2015	$15.66783	$15.28549	4,825
01/01/2016 to 12/31/2016	$15.28549	$16.21071	4,324
01/01/2017 to 12/31/2017	$16.21071	$19.87703	6,521
01/01/2018 to 12/31/2018	$19.87703	$17.79928	8,219
01/01/2019 to 12/31/2019	$17.79928	$22.90247	7,551
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	17
01/01/2013 to 12/31/2013	$10.37057	$12.20998	0
01/01/2014 to 12/31/2014	$12.20998	$12.71038	1,615
01/01/2015 to 12/31/2015	$12.71038	$12.42824	1,589
01/01/2016 to 12/31/2016	$12.42824	$12.83725	1,745
01/01/2017 to 12/31/2017	$12.83725	$14.80668	2,688
01/01/2018 to 12/31/2018	$14.80668	$13.44632	2,614
01/01/2019 to 12/31/2019	$13.44632	$16.34372	3,189

A 186

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.16894	$10.04775	0
01/01/2011 to 12/31/2011	$10.04775	$9.88927	0
01/01/2012 to 12/31/2012	$9.88927	$11.46400	15
01/01/2013 to 12/31/2013	$11.46400	$15.51686	6,540
01/01/2014 to 12/31/2014	$15.51686	$16.70138	2,126
01/01/2015 to 12/31/2015	$16.70138	$17.73141	5,454
01/01/2016 to 12/31/2016	$17.73141	$17.89169	9,454
01/01/2017 to 12/31/2017	$17.89169	$23.15489	10,751
01/01/2018 to 12/31/2018	$23.15489	$23.41734	13,070
01/01/2019 to 12/31/2019	$23.41734	$31.94467	13,410
AST Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.82378	$12.42903	0
01/01/2011 to 12/31/2011	$12.42903	$11.93976	0
01/01/2012 to 12/31/2012	$11.93976	$14.14015	1,396
01/01/2013 to 12/31/2013	$14.14015	$18.50694	2,504
01/01/2014 to 12/31/2014	$18.50694	$20.43596	5,031
01/01/2015 to 12/31/2015	$20.43596	$19.08331	9,822
01/01/2016 to 12/31/2016	$19.08331	$19.20543	11,310
01/01/2017 to 12/31/2017	$19.20543	$24.16719	11,658
01/01/2018 to 12/31/2018	$24.16719	$22.88626	10,786
01/01/2019 to 12/31/2019	$22.88626	$29.49267	15,236
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$8.80555	$9.97960	0
01/01/2011 to 12/31/2011	$9.97960	$9.63540	0
01/01/2012 to 12/31/2012	$9.63540	$11.17393	23
01/01/2013 to 12/31/2013	$11.17393	$15.71072	2,215
01/01/2014 to 12/31/2014	$15.71072	$17.77178	3,289
01/01/2015 to 12/31/2015	$17.77178	$16.60400	6,129
01/01/2016 to 12/31/2016	$16.60400	$19.43671	9,777
01/01/2017 to 12/31/2017	$19.43671	$21.89837	11,748
01/01/2018 to 12/31/2018	$21.89837	$18.11547	10,325
01/01/2019 to 12/31/2019	$18.11547	$21.70530	9,686
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.42481	$11.15868	0
01/01/2011 to 12/31/2011	$11.15868	$8.80869	0
01/01/2012 to 12/31/2012	$8.80869	$10.28504	0
01/01/2013 to 12/31/2013	$10.28504	$10.20593	0
01/01/2014 to 12/31/2014	$10.20593	$9.63174	0
01/01/2015 to 12/31/2015	$9.63174	$7.94129	279
01/01/2016 to 12/31/2016	$7.94129	$8.83470	270
01/01/2017 to 12/31/2017	$8.83470	$11.05480	263
01/01/2018 to 12/31/2018	$11.05480	$9.40746	254
01/01/2019 to 12/31/2019	$9.40746	$10.55768	246
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$10.43492	$11.15697	59,310
01/01/2011 to 12/31/2011	$11.15697	$11.15675	59,232
01/01/2012 to 12/31/2012	$11.15675	$12.19226	56,097
01/01/2013 to 12/31/2013	$12.19226	$13.18351	54,932
01/01/2014 to 12/31/2014	$13.18351	$13.80684	67,255
01/01/2015 to 12/31/2015	$13.80684	$13.68969	85,772
01/01/2016 to 12/31/2016	$13.68969	$14.30327	117,927
01/01/2017 to 12/31/2017	$14.30327	$15.59655	111,480
01/01/2018 to 12/31/2018	$15.59655	$15.00285	131,207
01/01/2019 to 12/31/2019	$15.00285	$17.04382	126,955

A 187

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$8.29398	$9.65573	1,599
01/01/2011 to 12/31/2011	$9.65573	$8.96603	1,599
01/01/2012 to 12/31/2012	$8.96603	$10.02421	2,311
01/01/2013 to 12/31/2013	$10.02421	$11.61472	3,986
01/01/2014 to 12/31/2014	$11.61472	$12.55744	33,927
01/01/2015 to 12/31/2015	$12.55744	$12.35696	57,879
01/01/2016 to 12/31/2016	$12.35696	$13.46983	58,768
01/01/2017 to 12/31/2017	$13.46983	$15.48350	86,855
01/01/2018 to 12/31/2018	$15.48350	$14.16509	96,986
01/01/2019 to 12/31/2019	$14.16509	$16.71458	96,298
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$7.87538	$8.64622	1,594
01/01/2011 to 12/31/2011	$8.64622	$8.85664	1,546
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,532
01/01/2013 to 12/31/2013	$10.41779	$13.65949	2,489
01/01/2014 to 12/31/2014	$13.65949	$15.85219	3,284
01/01/2015 to 12/31/2015	$15.85219	$16.17865	3,413
01/01/2016 to 12/31/2016	$16.17865	$18.39686	7,896
01/01/2017 to 12/31/2017	$18.39686	$22.26804	10,039
01/01/2018 to 12/31/2018	$22.26804	$20.23491	10,090
01/01/2019 to 12/31/2019	$20.23491	$24.93613	10,020
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	0
01/01/2013 to 12/31/2013	$10.01604	$12.13798	0
01/01/2014 to 12/31/2014	$12.13798	$12.79898	233
01/01/2015 to 12/31/2015	$12.79898	$12.69136	925
01/01/2016 to 12/31/2016	$12.69136	$13.36031	493
01/01/2017 to 12/31/2017	$13.36031	$15.63441	8,285
01/01/2018 to 12/31/2018	$15.63441	$14.46842	14,417
01/01/2019 to 12/31/2019	$14.46842	$17.36278	17,654
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$8.47880	$10.41905	364
01/01/2011 to 12/31/2011	$10.41905	$8.96343	354
01/01/2012 to 12/31/2012	$8.96343	$10.65604	369
01/01/2013 to 12/31/2013	$10.65604	$14.85632	1,278
01/01/2014 to 12/31/2014	$14.85632	$15.43593	1,968
01/01/2015 to 12/31/2015	$15.43593	$15.48715	5,973
01/01/2016 to 12/31/2016	$15.48715	$16.51462	7,456
01/01/2017 to 12/31/2017	$16.51462	$20.87920	8,751
01/01/2018 to 12/31/2018	$20.87920	$18.42985	10,952
01/01/2019 to 12/31/2019	$18.42985	$24.90454	11,164
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.44921	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	0
01/01/2012 to 12/31/2012	$11.82778	$13.13644	0
01/01/2013 to 12/31/2013	$13.13644	$17.58113	0
01/01/2014 to 12/31/2014	$17.58113	$18.07191	1,089
01/01/2015 to 12/31/2015	$18.07191	$18.03357	1,176
01/01/2016 to 12/31/2016	$18.03357	$20.01168	1,411
01/01/2017 to 12/31/2017	$20.01168	$24.55270	1,295
01/01/2018 to 12/31/2018	$24.55270	$22.26553	1,222
01/01/2019 to 12/31/2019	$22.26553	$28.68509	2,026

A 188

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$8.88037	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	0
01/01/2012 to 12/31/2012	$9.58913	$11.21832	23
01/01/2013 to 12/31/2013	$11.21832	$15.26149	3,645
01/01/2014 to 12/31/2014	$15.26149	$15.90635	1,575
01/01/2015 to 12/31/2015	$15.90635	$15.07015	2,752
01/01/2016 to 12/31/2016	$15.07015	$19.27868	5,117
01/01/2017 to 12/31/2017	$19.27868	$20.49063	3,630
01/01/2018 to 12/31/2018	$20.49063	$16.82275	5,368
01/01/2019 to 12/31/2019	$16.82275	$20.31714	4,312
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.76076	$10.52807	2,184
01/01/2011 to 12/31/2011	$10.52807	$10.63067	3,039
01/01/2012 to 12/31/2012	$10.63067	$11.94592	23,637
01/01/2013 to 12/31/2013	$11.94592	$13.81861	32,182
01/01/2014 to 12/31/2014	$13.81861	$14.48626	39,114
01/01/2015 to 12/31/2015	$14.48626	$14.34890	45,867
01/01/2016 to 12/31/2016	$14.34890	$15.27883	82,583
01/01/2017 to 12/31/2017	$15.27883	$17.45860	102,240
01/01/2018 to 12/31/2018	$17.45860	$16.36414	98,803
01/01/2019 to 12/31/2019	$16.36414	$19.57926	98,217
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95669	$11.20897	0
01/01/2011 to 12/31/2011	$11.20897	$10.91000	0
01/01/2012 to 12/31/2012	$10.91000	$12.70117	0
01/01/2013 to 12/31/2013	$12.70117	$18.11188	1,087
01/01/2014 to 12/31/2014	$18.11188	$19.42910	5,419
01/01/2015 to 12/31/2015	$19.42910	$21.08029	9,928
01/01/2016 to 12/31/2016	$21.08029	$21.43515	9,524
01/01/2017 to 12/31/2017	$21.43515	$29.26401	9,793
01/01/2018 to 12/31/2018	$29.26401	$30.09300	4,083
01/01/2019 to 12/31/2019	$30.09300	$38.20629	4,763
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$7.66254	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	0
01/01/2012 to 12/31/2012	$8.12903	$9.12709	19
01/01/2013 to 12/31/2013	$9.12709	$12.16608	1,169
01/01/2014 to 12/31/2014	$12.16608	$12.23327	2,902
01/01/2015 to 12/31/2015	$12.23327	$11.37778	2,087
01/01/2016 to 12/31/2016	$11.37778	$11.95569	1,841
01/01/2017 to 12/31/2017	$11.95569	$13.79697	2,603
01/01/2018 to 12/31/2018	$13.79697	$12.33326	8,386
01/01/2019 to 12/31/2019	$12.33326	$15.38238	33,000
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$10.37662	$12.17409	878
01/01/2011 to 12/31/2011	$12.17409	$10.25550	854
01/01/2012 to 12/31/2012	$10.25550	$10.52125	853
01/01/2013 to 12/31/2013	$10.52125	$12.01930	4,036
01/01/2014 to 12/31/2014	$12.01930	$10.90540	3,053
01/01/2015 to 12/31/2015	$10.90540	$8.71869	2,325
01/01/2016 to 12/31/2016	$8.71869	$10.75741	5,898
01/01/2017 to 12/31/2017	$10.75741	$11.74892	6,098
01/01/2018 to 12/31/2018	$11.74892	$9.69486	6,071
01/01/2019 to 12/31/2019	$9.69486	$11.21779	6,119

A 189

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$11.56742	$12.04612	0
01/01/2011 to 12/31/2011	$12.04612	$12.41886	0
01/01/2012 to 12/31/2012	$12.41886	$12.93840	13
01/01/2013 to 12/31/2013	$12.93840	$12.32953	189
01/01/2014 to 12/31/2014	$12.32953	$12.27550	138
01/01/2015 to 12/31/2015	$12.27550	$11.59268	1,867
01/01/2016 to 12/31/2016	$11.59268	$11.97824	1,972
01/01/2017 to 12/31/2017	$11.97824	$12.10197	2,442
01/01/2018 to 12/31/2018	$12.10197	$12.22110	4,242
01/01/2019 to 12/31/2019	$12.22110	$12.29422	4,598
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$8.98190	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	0
01/01/2012 to 12/31/2012	$9.96483	$11.68256	23
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,856
01/01/2014 to 12/31/2014	$15.31633	$17.43481	2,771
01/01/2015 to 12/31/2015	$17.43481	$16.12146	4,122
01/01/2016 to 12/31/2016	$16.12146	$18.19606	3,010
01/01/2017 to 12/31/2017	$18.19606	$21.35480	2,866
01/01/2018 to 12/31/2018	$21.35480	$17.64836	1,679
01/01/2019 to 12/31/2019	$17.64836	$20.81892	1,615
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.80618	$8.70580	0
01/01/2012 to 12/31/2012	$8.70580	$9.56832	35
01/01/2013 to 12/31/2013	$9.56832	$11.41596	0
01/01/2014 to 12/31/2014	$11.41596	$11.92516	4,247
01/01/2015 to 12/31/2015	$11.92516	$11.73237	5,333
01/01/2016 to 12/31/2016	$11.73237	$12.37437	11,290
01/01/2017 to 12/31/2017	$12.37437	$13.91758	15,663
01/01/2018 to 12/31/2018	$13.91758	$13.09050	9,817
01/01/2019 to 12/31/2019	$13.09050	$15.62487	10,167
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$10.54632	$11.05727	0
01/01/2011 to 12/31/2011	$11.05727	$11.60740	0
01/01/2012 to 12/31/2012	$11.60740	$12.39484	1,828
01/01/2013 to 12/31/2013	$12.39484	$12.08896	1,727
01/01/2014 to 12/31/2014	$12.08896	$12.83064	1,641
01/01/2015 to 12/31/2015	$12.83064	$12.86080	2,675
01/01/2016 to 12/31/2016	$12.86080	$13.38950	3,385
01/01/2017 to 12/31/2017	$13.38950	$14.09350	3,999
01/01/2018 to 12/31/2018	$14.09350	$13.63727	16,922
01/01/2019 to 12/31/2019	$13.63727	$15.16307	21,036
*Denotes the start date of these sub-accounts

A 190

A 191

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,543,166	$12,761,734	$17,364,161	$19,106,116	$11,776,362
Net Assets	$5,543,166	$12,761,734	$17,364,161	$19,106,116	$11,776,362

NET ASSETS, representing:
Accumulation units	$5,543,166	$12,761,734	$17,364,161	$19,106,116	$11,776,362
	$5,543,166	$12,761,734	$17,364,161	$19,106,116	$11,776,362

Units outstanding	4,619,847	4,326,412	3,905,194	4,885,878	2,266,883

Portfolio shares held	554,317	877,095	274,836	530,873	2,040,964
Portfolio net asset value per share	$10.00	$14.55	$63.18	$35.99	$5.77
Investment in portfolio shares, at cost	$5,543,166	$9,929,354	$7,598,615	$10,419,923	$10,707,374

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$110,634	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	81,590	184,240	237,719	273,791	175,874
NET INVESTMENT INCOME (LOSS)	29,044	(184,240)	(237,719)	(273,791)	(175,874)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	486,196	1,106,794	1,036,963	73,379
Net change in unrealized appreciation (depreciation) on investments	—	893,605	3,082,402	3,220,896	1,725,467
NET GAIN (LOSS) ON INVESTMENTS	—	1,379,801	4,189,196	4,257,859	1,798,846

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$29,044	$1,195,561	$3,951,477	$3,984,068	$1,622,972

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$32,339,637	$4,320,959	$25,178,992	$7,260,713	$1,607,139
Net Assets	$32,339,637	$4,320,959	$25,178,992	$7,260,713	$1,607,139

NET ASSETS, representing:
Accumulation units	$32,339,637	$4,320,959	$25,178,992	$7,260,713	$1,607,139
	$32,339,637	$4,320,959	$25,178,992	$7,260,713	$1,607,139

Units outstanding	5,676,245	1,262,884	4,496,474	925,004	747,722

Portfolio shares held	435,609	104,145	308,490	168,736	102,890
Portfolio net asset value per share	$74.24	$41.49	$81.62	$43.03	$15.62
Investment in portfolio shares, at cost	$21,600,145	$2,085,747	$7,532,282	$4,679,899	$1,450,957

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$35,957

EXPENSES
Charges for mortality and expense risk,
and for administration	343,752	60,071	342,503	74,082	20,953
NET INVESTMENT INCOME (LOSS)	(343,752)	(60,071)	(342,503)	(74,082)	15,004

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	64,140
Net realized gain (loss) on shares redeemed	827,049	296,506	2,272,139	235,388	10,147
Net change in unrealized appreciation (depreciation) on investments	6,022,830	800,285	4,535,390	988,498	259,641
NET GAIN (LOSS) ON INVESTMENTS	6,849,879	1,096,791	6,807,529	1,223,886	333,928

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,506,127	$1,036,720	$6,465,026	$1,149,804	$348,932

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$6,313,544	$7,416,914	$5,598,237	$4,591,201	$1,575,854
Net Assets	$6,313,544	$7,416,914	$5,598,237	$4,591,201	$1,575,854

NET ASSETS, representing:
Accumulation units	$6,313,544	$7,416,914	$5,598,237	$4,591,201	$1,575,854
	$6,313,544	$7,416,914	$5,598,237	$4,591,201	$1,575,854

Units outstanding	1,407,891	2,126,680	1,321,617	1,226,900	368,759

Portfolio shares held	232,714	212,215	137,245	137,915	53,437
Portfolio net asset value per share	$27.13	$34.95	$40.79	$33.29	$29.49
Investment in portfolio shares, at cost	$5,374,343	$6,045,804	$4,029,520	$4,465,607	$1,194,974

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$136,983	$65,927	$23,710	$81,102	$11,393

EXPENSES
Charges for mortality and expense risk,
and for administration	82,187	97,506	71,924	59,506	20,235
NET INVESTMENT INCOME (LOSS)	54,796	(31,579)	(48,214)	21,596	(8,842)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	373,142	801,194	534,905	—	148,665
Net realized gain (loss) on shares redeemed	51,571	130,953	93,581	(37,140)	22,068
Net change in unrealized appreciation (depreciation) on investments	800,144	756,329	878,394	983,805	222,644
NET GAIN (LOSS) ON INVESTMENTS	1,224,857	1,688,476	1,506,880	946,665	393,377

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,279,653	$1,656,897	$1,458,666	$968,261	$384,535

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,083,922	$1,889,528	$2,145,256	$3,230,596	$1,189,425
Net Assets	$7,083,922	$1,889,528	$2,145,256	$3,230,596	$1,189,425

NET ASSETS, representing:
Accumulation units	$7,083,922	$1,889,528	$2,145,256	$3,230,596	$1,189,425
	$7,083,922	$1,889,528	$2,145,256	$3,230,596	$1,189,425

Units outstanding	1,331,254	430,174	540,942	821,087	507,113

Portfolio shares held	119,258	161,222	124,075	84,882	140,262
Portfolio net asset value per share	$59.40	$11.72	$17.29	$38.06	$8.48
Investment in portfolio shares, at cost	$3,847,359	$1,198,365	$2,377,642	$1,207,603	$1,368,947

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$37,661	$—	$—	$17,775

EXPENSES
Charges for mortality and expense risk,
and for administration	91,374	24,809	29,701	43,617	17,657
NET INVESTMENT INCOME (LOSS)	(91,374)	12,852	(29,701)	(43,617)	118

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	573,893	104,910	298,243	—	55,958
Net realized gain (loss) on shares redeemed	286,661	74,747	(38,743)	280,528	(114,094)
Net change in unrealized appreciation (depreciation) on investments	1,194,171	207,605	307,696	507,385	381,690
NET GAIN (LOSS) ON INVESTMENTS	2,054,725	387,262	567,196	787,913	323,554

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,963,351	$400,114	$537,495	$744,296	$323,672

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$442,595	$7,008,841	$527,065	$6,881,101	$1,844,509
Net Assets	$442,595	$7,008,841	$527,065	$6,881,101	$1,844,509

NET ASSETS, representing:
Accumulation units	$442,595	$7,008,841	$527,065	$6,881,101	$1,844,509
	$442,595	$7,008,841	$527,065	$6,881,101	$1,844,509

Units outstanding	223,600	1,957,520	193,503	1,596,173	825,908

Portfolio shares held	7,727	251,574	13,296	366,601	198,762
Portfolio net asset value per share	$57.28	$27.86	$39.64	$18.77	$9.28
Investment in portfolio shares, at cost	$303,642	$3,348,876	$363,618	$2,784,216	$1,241,685

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$1,491	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	5,776	105,181	7,601	102,359	27,529
NET INVESTMENT INCOME (LOSS)	(5,776)	(105,181)	(6,110)	(102,359)	(27,529)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	52,936	—	51,487	—	—
Net realized gain (loss) on shares redeemed	22,144	343,032	8,257	489,507	73,763
Net change in unrealized appreciation (depreciation) on investments	47,138	1,020,838	80,901	1,556,388	423,010
NET GAIN (LOSS) ON INVESTMENTS	122,218	1,363,870	140,645	2,045,895	496,773

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$116,442	$1,258,689	$134,535	$1,943,536	$469,244

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$30,263,469	$167,939,344	$77,914,802	$32,616,152
Net Assets	$—	$30,263,469	$167,939,344	$77,914,802	$32,616,152

NET ASSETS, representing:
Accumulation units	$—	$30,263,469	$167,939,344	$77,914,802	$32,616,152
	$—	$30,263,469	$167,939,344	$77,914,802	$32,616,152

Units outstanding	—	1,279,393	11,393,534	4,341,700	2,021,819

Portfolio shares held	—	2,092,909	8,077,891	4,524,669	2,866,094
Portfolio net asset value per share	$—	$14.46	$20.79	$17.22	$11.38
Investment in portfolio shares, at cost	$—	$22,145,752	$123,285,190	$68,214,156	$26,395,311

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	04/26/2019**	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	266,745	397,916	2,589,552	824,337	400,517
NET INVESTMENT INCOME (LOSS)	(266,745)	(397,916)	(2,589,552)	(824,337)	(400,517)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,913,480	2,627,709	6,527,845	1,158,500	1,520,573
Net change in unrealized appreciation (depreciation) on investments	(5,127,547)	5,163,356	15,386,321	7,785,263	2,849,948
NET GAIN (LOSS) ON INVESTMENTS	7,785,933	7,791,065	21,914,166	8,943,763	4,370,521

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,519,188	$7,393,149	$19,324,614	$8,119,426	$3,970,004

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$20,943,904	$9,382,994	$15,037,721	$66,739,554	$38,666,095
Net Assets	$20,943,904	$9,382,994	$15,037,721	$66,739,554	$38,666,095

NET ASSETS, representing:
Accumulation units	$20,943,904	$9,382,994	$15,037,721	$66,739,554	$38,666,095
	$20,943,904	$9,382,994	$15,037,721	$66,739,554	$38,666,095

Units outstanding	822,193	447,919	734,242	2,650,573	1,732,230

Portfolio shares held	867,961	365,951	519,079	5,684,800	1,168,866
Portfolio net asset value per share	$24.13	$25.64	$28.97	$11.74	$33.08
Investment in portfolio shares, at cost	$14,307,583	$7,162,474	$12,303,107	$46,252,431	$27,758,312

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	288,154	140,833	215,823	962,943	527,322
NET INVESTMENT INCOME (LOSS)	(288,154)	(140,833)	(215,823)	(962,943)	(527,322)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,598,983	679,524	676,062	6,435,557	2,685,142
Net change in unrealized appreciation (depreciation) on investments	4,067,348	865,907	2,034,267	10,035,850	6,386,953
NET GAIN (LOSS) ON INVESTMENTS	5,666,331	1,545,431	2,710,329	16,471,407	9,072,095

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,378,177	$1,404,598	$2,494,506	$15,508,464	$8,544,773

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio
ASSETS
Investment in the portfolios, at fair value	$58,793,071	$24,748,221	$33,971,697	$24,433,615	$33,140,113
Net Assets	$58,793,071	$24,748,221	$33,971,697	$24,433,615	$33,140,113

NET ASSETS, representing:
Accumulation units	$58,793,071	$24,748,221	$33,971,697	$24,433,615	$33,140,113
	$58,793,071	$24,748,221	$33,971,697	$24,433,615	$33,140,113

Units outstanding	1,896,519	808,851	1,556,303	2,325,732	1,169,251

Portfolio shares held	920,367	741,631	962,371	2,158,447	949,573
Portfolio net asset value per share	$63.88	$33.37	$35.30	$11.32	$34.90
Investment in portfolio shares, at cost	$34,685,413	$16,002,783	$26,377,924	$23,265,234	$24,815,511

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	821,027	310,153	463,291	284,445	404,706
NET INVESTMENT INCOME (LOSS)	(821,027)	(310,153)	(463,291)	(284,445)	(404,706)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,458,295	2,289,558	1,611,277	292,470	2,532,387
Net change in unrealized appreciation (depreciation) on investments	8,015,083	4,486,303	4,235,829	740,847	4,024,636
NET GAIN (LOSS) ON INVESTMENTS	14,473,378	6,775,861	5,847,106	1,033,317	6,557,023

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,652,351	$6,465,708	$5,383,815	$748,872	$6,152,317

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$27,207,851	$1,195,684,088	$36,538,250	$26,684,084	$15,925,660
Net Assets	$27,207,851	$1,195,684,088	$36,538,250	$26,684,084	$15,925,660

NET ASSETS, representing:
Accumulation units	$27,207,851	$1,195,684,088	$36,538,250	$26,684,084	$15,925,660
	$27,207,851	$1,195,684,088	$36,538,250	$26,684,084	$15,925,660

Units outstanding	2,633,915	66,786,868	1,614,585	1,837,297	1,540,933

Portfolio shares held	1,208,164	35,681,411	1,514,853	825,111	1,396,988
Portfolio net asset value per share	$22.52	$33.51	$24.12	$32.34	$11.40
Investment in portfolio shares, at cost	$24,655,054	$783,826,750	$25,066,396	$21,105,569	$15,367,939

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	377,498	17,999,325	490,831	409,104	200,303
NET INVESTMENT INCOME (LOSS)	(377,498)	(17,999,325)	(490,831)	(409,104)	(200,303)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	193,311	53,326,646	2,803,043	1,339,988	141,459
Net change in unrealized appreciation (depreciation) on investments	3,453,620	161,726,756	6,115,409	4,586,814	76,278
NET GAIN (LOSS) ON INVESTMENTS	3,646,931	215,053,402	8,918,452	5,926,802	217,737

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,269,433	$197,054,077	$8,427,621	$5,517,698	$17,434

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$151,270,095	$763,571,333	$271,525,344	$762,061,024	$475,783,265
Net Assets	$151,270,095	$763,571,333	$271,525,344	$762,061,024	$475,783,265

NET ASSETS, representing:
Accumulation units	$151,270,095	$763,571,333	$271,525,344	$762,061,024	$475,783,265
	$151,270,095	$763,571,333	$271,525,344	$762,061,024	$475,783,265

Units outstanding	10,000,155	41,083,525	19,466,804	43,886,605	31,602,913

Portfolio shares held	8,683,702	35,090,594	16,844,004	37,210,011	26,344,588
Portfolio net asset value per share	$17.42	$21.76	$16.12	$20.48	$18.06
Investment in portfolio shares, at cost	$109,252,969	$501,703,885	$210,122,639	$491,949,805	$351,056,497

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,264,493	11,611,844	4,402,472	11,671,327	7,440,780
NET INVESTMENT INCOME (LOSS)	(2,264,493)	(11,611,844)	(4,402,472)	(11,671,327)	(7,440,780)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,162,795	37,774,123	8,598,652	44,923,541	24,904,851
Net change in unrealized appreciation (depreciation) on investments	21,908,929	103,541,916	28,728,910	84,094,280	38,779,182
NET GAIN (LOSS) ON INVESTMENTS	26,071,724	141,316,039	37,327,562	129,017,821	63,684,033

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$23,807,231	$129,704,195	$32,925,090	$117,346,494	$56,243,253

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio
ASSETS
Investment in the portfolios, at fair value	$394,717,531	$1,168,279,487	$658,748,852	$106,330,247	$23,074,155
Net Assets	$394,717,531	$1,168,279,487	$658,748,852	$106,330,247	$23,074,155

NET ASSETS, representing:
Accumulation units	$394,717,531	$1,168,279,487	$658,748,852	$106,330,247	$23,074,155
	$394,717,531	$1,168,279,487	$658,748,852	$106,330,247	$23,074,155

Units outstanding	25,119,485	65,524,882	36,239,627	3,187,195	2,483,844

Portfolio shares held	24,009,582	63,945,237	30,455,333	2,304,014	23,074,155
Portfolio net asset value per share	$16.44	$18.27	$21.63	$46.15	$1.00
Investment in portfolio shares, at cost	$275,980,905	$894,285,091	$411,757,380	$66,157,838	$23,074,155

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$427,927

EXPENSES
Charges for mortality and expense risk,
and for administration	5,963,683	17,738,143	9,920,296	1,427,507	318,505
NET INVESTMENT INCOME (LOSS)	(5,963,683)	(17,738,143)	(9,920,296)	(1,427,507)	109,422

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,321,510	35,575,694	32,285,111	11,282,186	—
Net change in unrealized appreciation (depreciation) on investments	51,485,967	156,356,039	91,012,598	12,758,194	—
NET GAIN (LOSS) ON INVESTMENTS	67,807,477	191,931,733	123,297,709	24,040,380	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$61,843,794	$174,193,590	$113,377,413	$22,612,873	$109,422
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$27,923,218	$191,074,981	$14,999,156	$24,731,561	$109,751,462
Net Assets	$27,923,218	$191,074,981	$14,999,156	$24,731,561	$109,751,462

NET ASSETS, representing:
Accumulation units	$27,923,218	$191,074,981	$14,999,156	$24,731,561	$109,751,462
	$27,923,218	$191,074,981	$14,999,156	$24,731,561	$109,751,462

Units outstanding	1,037,796	15,500,039	1,154,347	1,444,099	7,403,926

Portfolio shares held	526,357	12,910,472	698,936	1,204,655	13,191,281
Portfolio net asset value per share	$53.05	$14.80	$21.46	$20.53	$8.32
Investment in portfolio shares, at cost	$19,552,538	$167,663,098	$12,920,631	$18,076,508	$102,716,558

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	397,776	2,887,983	177,937	295,913	3,275,046
NET INVESTMENT INCOME (LOSS)	(397,776)	(2,887,983)	(177,937)	(295,913)	(3,275,046)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,347,320	5,155,927	311,769	1,259,661	23,138,442
Net change in unrealized appreciation (depreciation) on investments	4,440,078	11,279,611	2,089,555	4,994,484	(356,647)
NET GAIN (LOSS) ON INVESTMENTS	6,787,398	16,435,538	2,401,324	6,254,145	22,781,795

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,389,622	$13,547,555	$2,223,387	$5,958,232	$19,506,749

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$128,739,295	$—	$8,790,411	$25,713,559	$34,288,722
Net Assets	$128,739,295	$—	$8,790,411	$25,713,559	$34,288,722

NET ASSETS, representing:
Accumulation units	$128,739,295	$—	$8,790,411	$25,713,559	$34,288,722
	$128,739,295	$—	$8,790,411	$25,713,559	$34,288,722

Units outstanding	9,418,388	—	489,964	2,445,952	1,474,662

Portfolio shares held	9,156,422	—	588,381	2,610,514	1,369,905
Portfolio net asset value per share	$14.06	$—	$14.94	$9.85	$25.03
Investment in portfolio shares, at cost	$112,370,616	$—	$6,717,513	$22,888,005	$25,923,247

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019**	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,794,814	155,456	125,997	370,557	468,446
NET INVESTMENT INCOME (LOSS)	(1,794,814)	(155,456)	(125,997)	(370,557)	(468,446)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,292,254	275,406	514,019	317,140	2,217,673
Net change in unrealized appreciation (depreciation) on investments	11,081,571	(105,294)	1,295,180	2,487,023	4,018,566
NET GAIN (LOSS) ON INVESTMENTS	14,373,825	170,112	1,809,199	2,804,163	6,236,239

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,579,011	$14,656	$1,683,202	$2,433,606	$5,767,793

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
ASSETS
Investment in the portfolios, at fair value	$406,369,627	$231,136,216	$220,936,202	$387,423	$72,737
Net Assets	$406,369,627	$231,136,216	$220,936,202	$387,423	$72,737

NET ASSETS, representing:
Accumulation units	$406,369,627	$231,136,216	$220,936,202	$387,423	$72,737
	$406,369,627	$231,136,216	$220,936,202	$387,423	$72,737

Units outstanding	26,974,702	14,054,368	16,100,311	13,672	3,481

Portfolio shares held	25,461,756	12,833,771	14,459,176	4,669	1,509
Portfolio net asset value per share	$15.96	$18.01	$15.28	$82.97	$48.21
Investment in portfolio shares, at cost	$292,286,936	$165,376,837	$176,594,464	$289,683	$75,142

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$1,290

EXPENSES
Charges for mortality and expense risk,
and for administration	6,031,104	3,420,589	3,243,208	5,105	1,310
NET INVESTMENT INCOME (LOSS)	(6,031,104)	(3,420,589)	(3,243,208)	(5,105)	(20)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	16,161	13,648
Net realized gain (loss) on shares redeemed	13,234,132	7,602,655	5,396,178	10,485	(1,573)
Net change in unrealized appreciation (depreciation) on investments	50,854,727	30,664,836	24,986,534	42,535	8,573
NET GAIN (LOSS) ON INVESTMENTS	64,088,859	38,267,491	30,382,712	69,181	20,648

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$58,057,755	$34,846,902	$27,139,504	$64,076	$20,628

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
ASSETS
Investment in the portfolios, at fair value	$337,907	$357,469	$352,060	$139,954	$316,058
Net Assets	$337,907	$357,469	$352,060	$139,954	$316,058

NET ASSETS, representing:
Accumulation units	$337,907	$357,469	$352,060	$139,954	$316,058
	$337,907	$357,469	$352,060	$139,954	$316,058

Units outstanding	21,881	12,908	16,860	6,611	16,618

Portfolio shares held	7,336	4,772	4,442	3,245	7,498
Portfolio net asset value per share	$46.06	$74.91	$79.25	$43.13	$42.15
Investment in portfolio shares, at cost	$190,528	$288,881	$309,631	$140,029	$307,763

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$1,916	$—	$—	$—	$611

EXPENSES
Charges for mortality and expense risk,
and for administration	5,083	4,460	6,130	2,331	4,477
NET INVESTMENT INCOME (LOSS)	(3,167)	(4,460)	(6,130)	(2,331)	(3,866)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	17,998	44,311	60,393	13,297	10,127
Net realized gain (loss) on shares redeemed	22,638	6,437	47,299	1,710	(1,391)
Net change in unrealized appreciation (depreciation) on investments	52,246	7,027	12,211	25,967	47,418
NET GAIN (LOSS) ON INVESTMENTS	92,882	57,775	119,903	40,974	56,154

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$89,715	$53,315	$113,773	$38,643	$52,288

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
ASSETS
Investment in the portfolios, at fair value	$136,712	$135,042	$228,181	$22,980	$159,406
Net Assets	$136,712	$135,042	$228,181	$22,980	$159,406

NET ASSETS, representing:
Accumulation units	$136,712	$135,042	$228,181	$22,980	$159,406
	$136,712	$135,042	$228,181	$22,980	$159,406

Units outstanding	8,688	5,841	11,524	1,902	8,762

Portfolio shares held	2,102	3,767	4,688	729	3,160
Portfolio net asset value per share	$65.05	$35.85	$48.67	$31.53	$50.44
Investment in portfolio shares, at cost	$116,695	$136,612	$219,759	$23,424	$141,230

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$2,265	$—	$—	$1,300	$2,647

EXPENSES
Charges for mortality and expense risk,
and for administration	1,989	2,096	3,117	572	2,236
NET INVESTMENT INCOME (LOSS)	276	(2,096)	(3,117)	728	411

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,830	15,914	—	—	9,937
Net realized gain (loss) on shares redeemed	2,303	3,803	(565)	(831)	3,276
Net change in unrealized appreciation (depreciation) on investments	20,373	9,733	38,680	4,350	11,725
NET GAIN (LOSS) ON INVESTMENTS	28,506	29,450	38,115	3,519	24,938

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$28,782	$27,354	$34,998	$4,247	$25,349

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021
ASSETS
Investment in the portfolios, at fair value	$230,721	$239,676	$10,875,262	$32,554,732	$4,076,336
Net Assets	$230,721	$239,676	$10,875,262	$32,554,732	$4,076,336

NET ASSETS, representing:
Accumulation units	$230,721	$239,676	$10,875,262	$32,554,732	$4,076,336
	$230,721	$239,676	$10,875,262	$32,554,732	$4,076,336

Units outstanding	9,323	14,127	915,732	1,133,491	322,365

Portfolio shares held	3,585	5,035	1,531,727	803,622	262,144
Portfolio net asset value per share	$64.35	$47.60	$7.10	$40.51	$15.55
Investment in portfolio shares, at cost	$216,311	$214,876	$10,681,368	$22,085,375	$3,922,834

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$2,264	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,145	3,208	149,756	404,587	120,939
NET INVESTMENT INCOME (LOSS)	(3,145)	(944)	(149,756)	(404,587)	(120,939)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	48,206	23,421	—	—	—
Net realized gain (loss) on shares redeemed	1,487	3,093	54,677	2,469,095	316,364
Net change in unrealized appreciation (depreciation) on investments	1,367	20,703	151,479	5,694,144	(58,875)
NET GAIN (LOSS) ON INVESTMENTS	51,060	47,217	206,156	8,163,239	257,489

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$47,915	$46,273	$56,400	$7,758,652	$136,550

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$49,933	$557,701	$3,322,718	$66,031,276	$155,802,514
Net Assets	$49,933	$557,701	$3,322,718	$66,031,276	$155,802,514

NET ASSETS, representing:
Accumulation units	$49,933	$557,701	$3,322,718	$66,031,276	$155,802,514
	$49,933	$557,701	$3,322,718	$66,031,276	$155,802,514

Units outstanding	2,849	104,446	283,851	4,023,949	11,474,268

Portfolio shares held	27,436	17,488	231,065	3,490,025	9,974,553
Portfolio net asset value per share	$1.82	$31.89	$14.38	$18.92	$15.62
Investment in portfolio shares, at cost	$80,782	$414,852	$3,098,077	$53,355,789	$115,540,631

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$1,844	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	775	8,749	94,599	417,499	2,350,657
NET INVESTMENT INCOME (LOSS)	1,069	(8,749)	(94,599)	(417,499)	(2,350,657)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	18,623	63,037	—	—	—
Net realized gain (loss) on shares redeemed	(419)	2,280	171,306	999,300	4,637,407
Net change in unrealized appreciation (depreciation) on investments	(13,590)	88,338	70,519	10,374,777	19,465,290
NET GAIN (LOSS) ON INVESTMENTS	4,614	153,655	241,825	11,374,077	24,102,697

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,683	$144,906	$147,226	$10,956,578	$21,752,040

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
ASSETS
Investment in the portfolios, at fair value	$164,146	$35,623,059	$543,471	$75,360,742	$1,034,780
Net Assets	$164,146	$35,623,059	$543,471	$75,360,742	$1,034,780

NET ASSETS, representing:
Accumulation units	$164,146	$35,623,059	$543,471	$75,360,742	$1,034,780
	$164,146	$35,623,059	$543,471	$75,360,742	$1,034,780

Units outstanding	6,474	2,968,124	53,583	4,961,321	89,112

Portfolio shares held	6,180	2,660,423	44,878	4,326,105	84,679
Portfolio net asset value per share	$26.56	$13.39	$12.11	$17.42	$12.22
Investment in portfolio shares, at cost	$124,607	$32,211,048	$447,928	$58,401,501	$912,381

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$824	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,584	378,170	15,162	1,002,158	6,736
NET INVESTMENT INCOME (LOSS)	(1,760)	(378,170)	(15,162)	(1,002,158)	(6,736)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	17,030	—	—	—	—
Net realized gain (loss) on shares redeemed	783	797,587	60,215	1,835,910	8,232
Net change in unrealized appreciation (depreciation) on investments	21,543	2,141,894	(12,285)	11,206,354	116,063
NET GAIN (LOSS) ON INVESTMENTS	39,356	2,939,481	47,930	13,042,264	124,295

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$37,596	$2,561,311	$32,768	$12,040,106	$117,559

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$20,655,454	$1,098,051	$3,165,263	$17,385,877	$2,116,571,955
Net Assets	$20,655,454	$1,098,051	$3,165,263	$17,385,877	$2,116,571,955

NET ASSETS, representing:
Accumulation units	$20,655,454	$1,098,051	$3,165,263	$17,385,877	$2,116,571,955
	$20,655,454	$1,098,051	$3,165,263	$17,385,877	$2,116,571,955

Units outstanding	1,033,296	107,375	264,152	893,894	174,543,032

Portfolio shares held	884,223	94,092	258,600	790,267	153,042,079
Portfolio net asset value per share	$23.36	$11.67	$12.24	$22.00	$13.83
Investment in portfolio shares, at cost	$16,490,271	$1,020,347	$2,874,971	$13,073,286	$1,741,524,151

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	220,029	42,277	24,021	218,228	34,614,882
NET INVESTMENT INCOME (LOSS)	(220,029)	(42,277)	(24,021)	(218,228)	(34,614,882)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	794,692	152,806	(2,604)	1,096,145	1,690,250
Net change in unrealized appreciation (depreciation) on investments	3,550,872	19,400	454,005	2,813,652	294,984,344
NET GAIN (LOSS) ON INVESTMENTS	4,345,564	172,206	451,401	3,909,797	296,674,594

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,125,535	$129,929	$427,380	$3,691,569	$262,059,712

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,149,089	$1,804,267	$718,971	$244,962,775	$5,096,061
Net Assets	$2,149,089	$1,804,267	$718,971	$244,962,775	$5,096,061

NET ASSETS, representing:
Accumulation units	$2,149,089	$1,804,267	$718,971	$244,962,775	$5,096,061
	$2,149,089	$1,804,267	$718,971	$244,962,775	$5,096,061

Units outstanding	117,637	95,655	61,906	16,860,533	389,549

Portfolio shares held	104,173	83,454	54,385	15,464,822	371,433
Portfolio net asset value per share	$20.63	$21.62	$13.22	$15.84	$13.72
Investment in portfolio shares, at cost	$1,684,667	$1,405,824	$664,318	$201,429,036	$4,169,694

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	18,167	12,732	30,039	2,965,540	28,081
NET INVESTMENT INCOME (LOSS)	(18,167)	(12,732)	(30,039)	(2,965,540)	(28,081)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	65,858	39,535	142,747	765,078	95,240
Net change in unrealized appreciation (depreciation) on investments	329,720	296,361	(8,800)	40,547,081	742,599
NET GAIN (LOSS) ON INVESTMENTS	395,578	335,896	133,947	41,312,159	837,839

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$377,411	$323,164	$103,908	$38,346,619	$809,758

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,229,046	$15,829,465	$2,759,127	$4,021,143	$6,441,666
Net Assets	$10,229,046	$15,829,465	$2,759,127	$4,021,143	$6,441,666

NET ASSETS, representing:
Accumulation units	$10,229,046	$15,829,465	$2,759,127	$4,021,143	$6,441,666
	$10,229,046	$15,829,465	$2,759,127	$4,021,143	$6,441,666

Units outstanding	714,650	1,170,474	273,312	285,089	580,859

Portfolio shares held	682,391	1,107,730	266,840	274,107	560,145
Portfolio net asset value per share	$14.99	$14.29	$10.34	$14.67	$11.50
Investment in portfolio shares, at cost	$7,995,995	$13,147,612	$2,589,563	$3,192,309	$5,839,615

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	58,523	86,183	15,878	21,900	39,840
NET INVESTMENT INCOME (LOSS)	(58,523)	(86,183)	(15,878)	(21,900)	(39,840)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	170,501	155,193	14,290	38,644	76,204
Net change in unrealized appreciation (depreciation) on investments	1,584,097	1,798,522	150,646	766,505	445,001
NET GAIN (LOSS) ON INVESTMENTS	1,754,598	1,953,715	164,936	805,149	521,205

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,696,075	$1,867,532	$149,058	$783,249	$481,365
\

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
ASSETS
Investment in the portfolios, at fair value	$452,458	$2,107,704	$1,898,253	$53,391,583	$10,189,255
Net Assets	$452,458	$2,107,704	$1,898,253	$53,391,583	$10,189,255

NET ASSETS, representing:
Accumulation units	$452,458	$2,107,704	$1,898,253	$53,391,583	$10,189,255
	$452,458	$2,107,704	$1,898,253	$53,391,583	$10,189,255

Units outstanding	49,146	155,093	191,121	4,211,030	977,547

Portfolio shares held	48,185	149,165	187,946	3,905,749	884,484
Portfolio net asset value per share	$9.39	$14.13	$10.10	$13.67	$11.52
Investment in portfolio shares, at cost	$476,864	$1,625,974	$1,833,132	$45,015,471	$9,650,985

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,712	11,353	8,832	710,403	258,282
NET INVESTMENT INCOME (LOSS)	(2,712)	(11,353)	(8,832)	(710,403)	(258,282)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,163)	40,750	3,412	406,013	899,710
Net change in unrealized appreciation (depreciation) on investments	(13,326)	426,833	66,850	7,237,832	400,353
NET GAIN (LOSS) ON INVESTMENTS	(15,489)	467,583	70,262	7,643,845	1,300,063

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(18,201)	$456,230	$61,430	$6,933,442	$1,041,781

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,988,036	$813,833	$—	$861,408	$2,298,223
Net Assets	$1,988,036	$813,833	$—	$861,408	$2,298,223

NET ASSETS, representing:
Accumulation units	$1,988,036	$813,833	$—	$861,408	$2,298,223
	$1,988,036	$813,833	$—	$861,408	$2,298,223

Units outstanding	176,306	72,348	—	75,864	194,594

Portfolio shares held	170,063	69,499	—	73,063	190,250
Portfolio net asset value per share	$11.69	$11.71	$—	$11.79	$12.08
Investment in portfolio shares, at cost	$1,831,821	$756,943	$—	$789,096	$2,045,608

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	06/28/2019**	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	10,864	4,058	979	4,782	12,919
NET INVESTMENT INCOME (LOSS)	(10,864)	(4,058)	(979)	(4,782)	(12,919)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,233	2,285	1,691	10,411	18,408
Net change in unrealized appreciation (depreciation) on investments	103,027	49,739	462	38,630	288,364
NET GAIN (LOSS) ON INVESTMENTS	126,260	52,024	2,153	49,041	306,772

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$115,396	$47,966	$1,174	$44,259	$293,853

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$1,085,455	$2,215,545	$—	$—
Net Assets	$—	$1,085,455	$2,215,545	$—	$—

NET ASSETS, representing:
Accumulation units	$—	$1,085,455	$2,215,545	$—	$—
	$—	$1,085,455	$2,215,545	$—	$—

Units outstanding	—	94,335	222,461	—	—

Portfolio shares held	—	86,011	217,423	—	—
Portfolio net asset value per share	$—	$12.62	$10.19	$—	$—
Investment in portfolio shares, at cost	$—	$1,006,176	$2,141,562	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	06/28/2019**	12/31/2019	12/31/2019	06/28/2019**	01/25/2019**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,170	6,055	12,481	2,327	606
NET INVESTMENT INCOME (LOSS)	(1,170)	(6,055)	(12,481)	(2,327)	(606)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(4,127)	4,046	4,766	106,560	126,940
Net change in unrealized appreciation (depreciation) on investments	18,113	152,164	99,489	(24,889)	(72,582)
NET GAIN (LOSS) ON INVESTMENTS	13,986	156,210	104,255	81,671	54,358

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,816	$150,155	$91,774	$79,344	$53,752

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
ASSETS
Investment in the portfolios, at fair value	$5,332,212	$2,482,236	$5,539,254	$484,541	$1,061,929
Net Assets	$5,332,212	$2,482,236	$5,539,254	$484,541	$1,061,929

NET ASSETS, representing:
Accumulation units	$5,332,212	$2,482,236	$5,539,254	$484,541	$1,061,929
	$5,332,212	$2,482,236	$5,539,254	$484,541	$1,061,929

Units outstanding	427,246	198,648	531,908	36,732	100,738

Portfolio shares held	368,247	223,223	490,634	36,542	95,070
Portfolio net asset value per share	$14.48	$11.12	$11.29	$13.26	$11.17
Investment in portfolio shares, at cost	$5,162,993	$2,298,978	$5,062,852	$397,796	$969,318

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$65,763	$72,244	$—	$9,562	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	34,422	14,560	176,149	6,674	39,522
NET INVESTMENT INCOME (LOSS)	31,341	57,684	(176,149)	2,888	(39,522)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	210,071	6,081	—	—	—
Net realized gain (loss) on shares redeemed	27,099	12,372	635,981	7,283	355,477
Net change in unrealized appreciation (depreciation) on investments	606,493	215,216	394,082	73,739	(83,533)
NET GAIN (LOSS) ON INVESTMENTS	843,663	233,669	1,030,063	81,022	271,944

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$875,004	$291,353	$853,914	$83,910	$232,422

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,001,807	$74,239,429	$1,942,445	$27,462,520	$18,354,476
Net Assets	$4,001,807	$74,239,429	$1,942,445	$27,462,520	$18,354,476

NET ASSETS, representing:
Accumulation units	$4,001,807	$74,239,429	$1,942,445	$27,462,520	$18,354,476
	$4,001,807	$74,239,429	$1,942,445	$27,462,520	$18,354,476

Units outstanding	376,784	6,508,627	173,249	2,254,409	1,561,045

Portfolio shares held	362,154	6,356,115	169,794	2,221,887	1,538,514
Portfolio net asset value per share	$11.05	$11.68	$11.44	$12.36	$11.93
Investment in portfolio shares, at cost	$3,905,500	$66,180,633	$1,956,384	$25,475,123	$17,240,798

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio
	1/1/2019	1/1/2019	1/2/2019*	1/28/2019*	1/28/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	44,003	731,228	18,767	164,217	105,319
NET INVESTMENT INCOME (LOSS)	(44,003)	(731,228)	(18,767)	(164,217)	(105,319)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,334	56,778	(7,590)	18,572	3,739
Net change in unrealized appreciation (depreciation) on investments	91,651	9,425,619	(13,939)	1,987,397	1,113,677
NET GAIN (LOSS) ON INVESTMENTS	117,985	9,482,397	(21,529)	2,005,969	1,117,416

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$73,982	$8,751,169	$(40,296)	$1,841,752	$1,012,097

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

SUBACCOUNT
AST Dimensional Global Core Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,576
Net Assets	$8,576

NET ASSETS, representing:
Accumulation units	$8,576
$8,576

Units outstanding	833

Portfolio shares held	831
Portfolio net asset value per share	$10.32
Investment in portfolio shares, at cost	$8,518

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

SUBACCOUNT
AST Dimensional Global Core Allocation Portfolio
11/18/2019*
to
12/31/2019

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4
NET INVESTMENT INCOME (LOSS)	(4)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	—
Net change in unrealized appreciation (depreciation) on investments	58
NET GAIN (LOSS) ON INVESTMENTS	58

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$54

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$29,044	$(184,240)	$(237,719)	$(273,791)	$(175,874)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	486,196	1,106,794	1,036,963	73,379
Net change in unrealized appreciation (depreciation) on investments	—	893,605	3,082,402	3,220,896	1,725,467
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,044	1,195,561	3,951,477	3,984,068	1,622,972

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,463	1,254	38,079	60,573	35,378
Annuity payments	(1,147)	(86,659)	(65,576)	(78,998)	(124,438)
Surrenders, withdrawals and death benefits	(977,941)	(1,866,134)	(1,560,374)	(1,894,956)	(1,225,951)
Net transfers between other subaccounts
or fixed rate option	238,187	121,750	(222,907)	(154,199)	(163,600)
Miscellaneous transactions	(1,460)	160	(6,979)	(5,484)	(133)
Other charges	(5,414)	(3,662)	(8,026)	(19,254)	(13,399)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(699,312)	(1,833,291)	(1,825,783)	(2,092,318)	(1,492,143)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(670,268)	(637,730)	2,125,694	1,891,750	130,829

NET ASSETS
Beginning of period	6,213,434	13,399,464	15,238,467	17,214,366	11,645,533
End of period	$5,543,166	$12,761,734	$17,364,161	$19,106,116	$11,776,362

Beginning units	5,292,009	4,972,262	4,371,001	5,460,664	2,557,491
Units issued	317,774	159,742	14,201	59,922	30,027
Units redeemed	(989,936)	(805,592)	(480,008)	(634,708)	(320,635)
Ending units	4,619,847	4,326,412	3,905,194	4,885,878	2,266,883

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(343,752)	$(60,071)	$(342,503)	$(74,082)	$15,004
Capital gains distributions received	—	—	—	—	64,140
Net realized gain (loss) on shares redeemed	827,049	296,506	2,272,139	235,388	10,147
Net change in unrealized appreciation (depreciation) on investments	6,022,830	800,285	4,535,390	988,498	259,641
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,506,127	1,036,720	6,465,026	1,149,804	348,932

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,719,728	2,084	21,285	1,353,641	—
Annuity payments	(58,980)	(522)	(50,268)	(11,044)	—
Surrenders, withdrawals and death benefits	(2,215,752)	(470,954)	(2,573,872)	(346,209)	(115,355)
Net transfers between other subaccounts
or fixed rate option	1,886,329	(16,433)	(318,698)	123,020	(27,612)
Miscellaneous transactions	7,775	(5,475)	1,333	(303)	(27)
Other charges	(36,843)	(3,255)	(15,136)	(11,992)	(251)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,302,257	(494,555)	(2,935,356)	1,107,113	(143,245)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,808,384	542,165	3,529,670	2,256,917	205,687

NET ASSETS
Beginning of period	20,531,253	3,778,794	21,649,322	5,003,796	1,401,452
End of period	$32,339,637	$4,320,959	$25,178,992	$7,260,713	$1,607,139

Beginning units	5,459,734	1,455,883	5,051,540	831,879	821,571
Units issued	1,042,322	11,802	33,790	206,003	10,240
Units redeemed	(825,811)	(204,801)	(588,856)	(112,878)	(84,089)
Ending units	5,676,245	1,262,884	4,496,474	925,004	747,722

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$54,796	$(31,579)	$(48,214)	$21,596	$(8,842)
Capital gains distributions received	373,142	801,194	534,905	—	148,665
Net realized gain (loss) on shares redeemed	51,571	130,953	93,581	(37,140)	22,068
Net change in unrealized appreciation (depreciation) on investments	800,144	756,329	878,394	983,805	222,644
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,279,653	1,656,897	1,458,666	968,261	384,535

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,071	18,068	13,415	4,381	2,227
Annuity payments	(4,563)	(12,029)	—	—	(11,324)
Surrenders, withdrawals and death benefits	(223,860)	(491,522)	(268,668)	(368,126)	(47,027)
Net transfers between other subaccounts
or fixed rate option	(21,450)	(36,568)	(37,634)	(2,203)	(13,918)
Miscellaneous transactions	365	72	(6)	341	(1)
Other charges	(1,195)	(1,771)	(1,247)	(1,252)	(376)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(234,632)	(523,750)	(294,140)	(366,859)	(70,419)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,045,021	1,133,147	1,164,526	601,402	314,116

NET ASSETS
Beginning of period	5,268,523	6,283,767	4,433,711	3,989,799	1,261,738
End of period	$6,313,544	$7,416,914	$5,598,237	$4,591,201	$1,575,854

Beginning units	1,464,459	2,291,230	1,399,058	1,334,864	387,107
Units issued	13,457	8,570	4,542	32,818	906
Units redeemed	(70,025)	(173,120)	(81,983)	(140,782)	(19,254)
Ending units	1,407,891	2,126,680	1,321,617	1,226,900	368,759

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(91,374)	$12,852	$(29,701)	$(43,617)	$118
Capital gains distributions received	573,893	104,910	298,243	—	55,958
Net realized gain (loss) on shares redeemed	286,661	74,747	(38,743)	280,528	(114,094)
Net change in unrealized appreciation (depreciation) on investments	1,194,171	207,605	307,696	507,385	381,690
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,963,351	400,114	537,495	744,296	323,672

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,468	3,692	1,839	367	1,902
Annuity payments	(4,814)	(24,493)	(1,761)	(85,529)	(58,375)
Surrenders, withdrawals and death benefits	(398,050)	(160,746)	(219,385)	(252,372)	(343,851)
Net transfers between other subaccounts
or fixed rate option	(29,232)	(5,302)	(40,313)	(96,771)	(40,280)
Miscellaneous transactions	147	(20)	(17)	(71)	(17)
Other charges	(1,718)	(381)	(524)	(507)	(309)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(429,199)	(187,250)	(260,161)	(434,883)	(440,930)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,534,152	212,864	277,334	309,413	(117,258)

NET ASSETS
Beginning of period	5,549,770	1,676,664	1,867,922	2,921,183	1,306,683
End of period	$7,083,922	$1,889,528	$2,145,256	$3,230,596	$1,189,425

Beginning units	1,420,850	478,153	609,960	945,238	720,713
Units issued	24,043	7,177	5,476	1,567	1,944
Units redeemed	(113,639)	(55,156)	(74,494)	(125,718)	(215,544)
Ending units	1,331,254	430,174	540,942	821,087	507,113

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(5,776)	$(105,181)	$(6,110)	$(102,359)	$(27,529)
Capital gains distributions received	52,936	—	51,487	—	—
Net realized gain (loss) on shares redeemed	22,144	343,032	8,257	489,507	73,763
Net change in unrealized appreciation (depreciation) on investments	47,138	1,020,838	80,901	1,556,388	423,010
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	116,442	1,258,689	134,535	1,943,536	469,244

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	2,201	—	8,767	1,595
Annuity payments	—	(27,586)	—	(27,350)	—
Surrenders, withdrawals and death benefits	(57,102)	(456,594)	(11,748)	(505,036)	(189,472)
Net transfers between other subaccounts
or fixed rate option	4,622	63,475	(7,499)	(211,450)	(59,403)
Miscellaneous transactions	(41)	519	—	(394)	(3,206)
Other charges	(69)	(16,972)	(915)	(13,122)	(2,989)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(52,590)	(434,957)	(20,162)	(748,585)	(253,475)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,852	823,732	114,373	1,194,951	215,769

NET ASSETS
Beginning of period	378,743	6,185,109	412,692	5,686,150	1,628,740
End of period	$442,595	$7,008,841	$527,065	$6,881,101	$1,844,509

Beginning units	253,543	2,086,442	202,010	1,767,575	964,649
Units issued	3,723	54,090	14	12,093	6,943
Units redeemed	(33,666)	(183,012)	(8,521)	(183,495)	(145,684)
Ending units	223,600	1,957,520	193,503	1,596,173	825,908

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	04/26/2019**	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(266,745)	$(397,916)	$(2,589,552)	$(824,337)	$(400,517)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,913,480	2,627,709	6,527,845	1,158,500	1,520,573
Net change in unrealized appreciation (depreciation) on investments	(5,127,547)	5,163,356	15,386,321	7,785,263	2,849,948
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,519,188	7,393,149	19,324,614	8,119,426	3,970,004

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	372,538	1,638,902	4,034,830	1,875,806	2,113,117
Annuity payments	—	(6,554)	(63,400)	(3,282)	(17,082)
Surrenders, withdrawals and death benefits	(1,642,097)	(2,528,652)	(10,543,354)	(4,896,703)	(2,718,419)
Net transfers between other subaccounts
or fixed rate option	(57,014,397)	(1,121,742)	9,619,605	59,373,779	969,920
Miscellaneous transactions	(70)	(12)	(4,713)	(4,296)	337
Other charges	(165,340)	(243,987)	(1,759,708)	(506,229)	(234,145)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(58,449,366)	(2,262,045)	1,283,260	55,839,075	113,728

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,930,178)	5,131,104	20,607,874	63,958,501	4,083,732

NET ASSETS
Beginning of period	50,930,178	25,132,365	147,331,470	13,956,301	28,532,420
End of period	$—	$30,263,469	$167,939,344	$77,914,802	$32,616,152

Beginning units	3,117,045	1,359,928	11,258,620	962,348	1,997,465
Units issued	218,243	371,941	1,822,127	4,384,171	557,072
Units redeemed	(3,335,288)	(452,476)	(1,687,213)	(1,004,819)	(532,718)
Ending units	—	1,279,393	11,393,534	4,341,700	2,021,819

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(288,154)	$(140,833)	$(215,823)	$(962,943)	$(527,322)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,598,983	679,524	676,062	6,435,557	2,685,142
Net change in unrealized appreciation (depreciation) on investments	4,067,348	865,907	2,034,267	10,035,850	6,386,953
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,378,177	1,404,598	2,494,506	15,508,464	8,544,773

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	629,012	79,528	256,279	2,136,859	867,363
Annuity payments	—	(1,841)	—	(6,926)	(16,993)
Surrenders, withdrawals and death benefits	(1,509,235)	(584,849)	(998,760)	(4,969,556)	(2,705,700)
Net transfers between other subaccounts
or fixed rate option	1,745,404	765,877	1,319,141	316,376	1,744,713
Miscellaneous transactions	(1,697)	(809)	789	(1,570)	4,871
Other charges	(169,136)	(79,695)	(120,535)	(565,092)	(313,594)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	694,348	178,211	456,914	(3,089,909)	(419,340)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,072,525	1,582,809	2,951,420	12,418,555	8,125,433

NET ASSETS
Beginning of period	14,871,379	7,800,185	12,086,301	54,320,999	30,540,662
End of period	$20,943,904	$9,382,994	$15,037,721	$66,739,554	$38,666,095

Beginning units	772,368	437,242	707,790	2,749,901	1,743,492
Units issued	276,497	168,948	270,186	768,820	539,432
Units redeemed	(226,672)	(158,271)	(243,734)	(868,148)	(550,694)
Ending units	822,193	447,919	734,242	2,650,573	1,732,230

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(821,027)	$(310,153)	$(463,291)	$(284,445)	$(404,706)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,458,295	2,289,558	1,611,277	292,470	2,532,387
Net change in unrealized appreciation (depreciation) on investments	8,015,083	4,486,303	4,235,829	740,847	4,024,636
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,652,351	6,465,708	5,383,815	748,872	6,152,317

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	579,018	1,217,138	878,026	2,913,015	635,587
Annuity payments	—	—	(3,751)	(447,587)	—
Surrenders, withdrawals and death benefits	(4,375,175)	(1,478,341)	(2,543,997)	(2,138,077)	(1,327,482)
Net transfers between other subaccounts
or fixed rate option	3,419,676	1,364,320	3,436,589	2,917,421	1,857,633
Miscellaneous transactions	(3,191)	395	(634)	(1,124)	(836)
Other charges	(481,636)	(180,042)	(279,047)	(161,647)	(247,541)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(861,308)	923,470	1,487,186	3,082,001	917,361

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,791,043	7,389,178	6,871,001	3,830,873	7,069,678

NET ASSETS
Beginning of period	46,002,028	17,359,043	27,100,696	20,602,742	26,070,435
End of period	$58,793,071	$24,748,221	$33,971,697	$24,433,615	$33,140,113

Beginning units	1,915,488	763,496	1,469,914	2,033,398	1,138,228
Units issued	526,263	283,810	428,520	968,234	425,981
Units redeemed	(545,232)	(238,455)	(342,131)	(675,900)	(394,958)
Ending units	1,896,519	808,851	1,556,303	2,325,732	1,169,251

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(377,498)	$(17,999,325)	$(490,831)	$(409,104)	$(200,303)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	193,311	53,326,646	2,803,043	1,339,988	141,459
Net change in unrealized appreciation (depreciation) on investments	3,453,620	161,726,756	6,115,409	4,586,814	76,278
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,269,433	197,054,077	8,427,621	5,517,698	17,434

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	499,475	26,817,355	862,615	161,560	630,679
Annuity payments	—	(469,941)	(13,804)	—	(3,480)
Surrenders, withdrawals and death benefits	(1,783,995)	(81,798,532)	(2,541,113)	(1,618,925)	(873,683)
Net transfers between other subaccounts
or fixed rate option	5,213,608	29,443,538	(109,888)	1,733,484	2,078,626
Miscellaneous transactions	(964)	23,080	(711)	464	(118)
Other charges	(235,473)	(12,712,153)	(301,630)	(251,735)	(133,810)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,692,651	(38,696,653)	(2,104,531)	24,848	1,698,214

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,962,084	158,357,424	6,323,090	5,542,546	1,715,648

NET ASSETS
Beginning of period	20,245,767	1,037,326,664	30,215,160	21,141,538	14,210,012
End of period	$27,207,851	$1,195,684,088	$36,538,250	$26,684,084	$15,925,660

Beginning units	2,264,362	68,595,679	1,709,504	1,837,554	1,383,930
Units issued	1,001,679	6,701,187	374,183	635,859	441,475
Units redeemed	(632,126)	(8,509,998)	(469,102)	(636,116)	(284,472)
Ending units	2,633,915	66,786,868	1,614,585	1,837,297	1,540,933

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,264,493)	$(11,611,844)	$(4,402,472)	$(11,671,327)	$(7,440,780)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,162,795	37,774,123	8,598,652	44,923,541	24,904,851
Net change in unrealized appreciation (depreciation) on investments	21,908,929	103,541,916	28,728,910	84,094,280	38,779,182
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23,807,231	129,704,195	32,925,090	117,346,494	56,243,253

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,792,313	22,603,646	2,870,646	25,589,431	16,693,455
Annuity payments	(28,053)	(144,213)	(84,242)	(816,431)	(179,441)
Surrenders, withdrawals and death benefits	(7,015,312)	(39,627,479)	(16,545,747)	(59,519,053)	(47,992,500)
Net transfers between other subaccounts
or fixed rate option	5,983,944	36,831,132	32,403,786	19,003,861	22,142,242
Miscellaneous transactions	367	(8,915)	(4,753)	(2,506)	(14,881)
Other charges	(1,652,057)	(7,368,963)	(2,357,899)	(7,432,994)	(4,867,838)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,081,202	12,285,208	16,281,791	(23,177,692)	(14,218,963)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,888,433	141,989,403	49,206,881	94,168,802	42,024,290

NET ASSETS
Beginning of period	122,381,662	621,581,930	222,318,463	667,892,222	433,758,975
End of period	$151,270,095	$763,571,333	$271,525,344	$762,061,024	$475,783,265

Beginning units	9,607,346	40,024,703	18,240,805	44,994,875	32,523,557
Units issued	1,422,698	6,750,491	4,509,526	5,864,422	5,579,393
Units redeemed	(1,029,889)	(5,691,669)	(3,283,527)	(6,972,692)	(6,500,037)
Ending units	10,000,155	41,083,525	19,466,804	43,886,605	31,602,913

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(5,963,683)	$(17,738,143)	$(9,920,296)	$(1,427,507)	$109,422
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,321,510	35,575,694	32,285,111	11,282,186	—
Net change in unrealized appreciation (depreciation) on investments	51,485,967	156,356,039	91,012,598	12,758,194	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	61,843,794	174,193,590	113,377,413	22,612,873	109,422

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,014,978	20,131,702	14,024,171	6,404,994	1,970,809
Annuity payments	(169,528)	(109,367)	(153,252)	(23,031)	—
Surrenders, withdrawals and death benefits	(26,828,233)	(71,825,641)	(43,257,082)	(9,022,851)	(80,262,257)
Net transfers between other subaccounts
or fixed rate option	18,908,601	76,618,772	14,358,437	2,248,111	74,981,377
Miscellaneous transactions	8,497	15,870	(858)	9,375	(545)
Other charges	(4,196,601)	(12,604,750)	(6,974,656)	(816,096)	(156,662)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,262,286)	12,226,586	(22,003,240)	(1,199,498)	(3,467,278)

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,581,508	186,420,176	91,374,173	21,413,375	(3,357,856)

NET ASSETS
Beginning of period	335,136,023	981,859,311	567,374,679	84,916,872	26,432,011
End of period	$394,717,531	$1,168,279,487	$658,748,852	$106,330,247	$23,074,155

Beginning units	25,093,495	64,493,332	37,242,549	3,096,538	2,871,150
Units issued	3,470,965	10,768,297	3,499,019	974,884	4,992,197
Units redeemed	(3,444,975)	(9,736,747)	(4,501,941)	(884,227)	(5,379,503)
Ending units	25,119,485	65,524,882	36,239,627	3,187,195	2,483,844

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(397,776)	$(2,887,983)	$(177,937)	$(295,913)	$(3,275,046)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,347,320	5,155,927	311,769	1,259,661	23,138,442
Net change in unrealized appreciation (depreciation) on investments	4,440,078	11,279,611	2,089,555	4,994,484	(356,647)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,389,622	13,547,555	2,223,387	5,958,232	19,506,749

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	950,122	2,862,493	733,287	904,752	—
Annuity payments	(28,251)	(30,699)	—	—	—
Surrenders, withdrawals and death benefits	(2,353,568)	(16,195,658)	(814,955)	(1,240,360)	(11,445,914)
Net transfers between other subaccounts
or fixed rate option	1,093,150	21,150,379	1,725,551	28,280	(507,610,845)
Miscellaneous transactions	3,121	(2,577)	(2,395)	(447)	(5,214)
Other charges	(217,745)	(1,736,967)	(104,366)	(209,804)	(2,552,075)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(553,171)	6,046,971	1,537,122	(517,579)	(521,614,048)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,836,451	19,594,526	3,760,509	5,440,653	(502,107,299)

NET ASSETS
Beginning of period	22,086,767	171,480,455	11,238,647	19,290,908	611,858,761
End of period	$27,923,218	$191,074,981	$14,999,156	$24,731,561	$109,751,462

Beginning units	1,038,246	15,038,927	1,023,641	1,475,982	50,427,163
Units issued	308,185	4,137,214	380,116	342,867	8,311,679
Units redeemed	(308,635)	(3,676,102)	(249,410)	(374,750)	(51,334,916)
Ending units	1,037,796	15,500,039	1,154,347	1,444,099	7,403,926

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019**	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,794,814)	$(155,456)	$(125,997)	$(370,557)	$(468,446)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,292,254	275,406	514,019	317,140	2,217,673
Net change in unrealized appreciation (depreciation) on investments	11,081,571	(105,294)	1,295,180	2,487,023	4,018,566
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,579,011	14,656	1,683,202	2,433,606	5,767,793

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,447,388	—	328,572	182,669	1,324,322
Annuity payments	(17,509)	—	—	—	(2,384)
Surrenders, withdrawals and death benefits	(10,438,489)	(784,702)	(550,337)	(1,305,816)	(2,579,710)
Net transfers between other subaccounts
or fixed rate option	10,827,604	(14,197,166)	403,611	4,869,862	3,568,274
Miscellaneous transactions	(5,365)	(175)	(219)	(816)	(688)
Other charges	(1,139,057)	(3,571)	(72,954)	(252,227)	(281,877)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,674,572	(14,985,614)	108,673	3,493,672	2,027,937

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,253,583	(14,970,958)	1,791,875	5,927,278	7,795,730

NET ASSETS
Beginning of period	114,485,712	14,970,958	6,998,536	19,786,281	26,492,992
End of period	$128,739,295	$—	$8,790,411	$25,713,559	$34,288,722

Beginning units	9,301,442	1,337,975	475,857	2,113,540	1,371,403
Units issued	2,318,886	40,129	140,772	946,088	557,278
Units redeemed	(2,201,940)	(1,378,104)	(126,665)	(613,676)	(454,019)
Ending units	9,418,388	—	489,964	2,445,952	1,474,662

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,031,104)	$(3,420,589)	$(3,243,208)	$(5,105)	$(20)
Capital gains distributions received	—	—	—	16,161	13,648
Net realized gain (loss) on shares redeemed	13,234,132	7,602,655	5,396,178	10,485	(1,573)
Net change in unrealized appreciation (depreciation) on investments	50,854,727	30,664,836	24,986,534	42,535	8,573
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	58,057,755	34,846,902	27,139,504	64,076	20,628

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,565,037	6,426,933	7,798,185	23,043	—
Annuity payments	(78,685)	—	(103,287)	—	—
Surrenders, withdrawals and death benefits	(27,671,056)	(11,200,525)	(10,773,657)	(24,287)	(20,295)
Net transfers between other subaccounts
or fixed rate option	23,243,120	12,754,555	20,194,829	55,126	(27,676)
Miscellaneous transactions	22,059	(3,981)	213	(23)	(17)
Other charges	(4,592,383)	(2,543,164)	(2,506,088)	(2,953)	(877)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,511,908)	5,433,818	14,610,195	50,906	(48,865)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,545,847	40,280,720	41,749,699	114,982	(28,237)

NET ASSETS
Beginning of period	350,823,780	190,855,496	179,186,503	272,441	100,974
End of period	$406,369,627	$231,136,216	$220,936,202	$387,423	$72,737

Beginning units	27,003,521	13,553,914	14,915,693	10,696	6,026
Units issued	3,289,957	2,088,865	3,297,528	4,172	443
Units redeemed	(3,318,776)	(1,588,411)	(2,112,910)	(1,196)	(2,988)
Ending units	26,974,702	14,054,368	16,100,311	13,672	3,481

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,167)	$(4,460)	$(6,130)	$(2,331)	$(3,866)
Capital gains distributions received	17,998	44,311	60,393	13,297	10,127
Net realized gain (loss) on shares redeemed	22,638	6,437	47,299	1,710	(1,391)
Net change in unrealized appreciation (depreciation) on investments	52,246	7,027	12,211	25,967	47,418
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	89,715	53,315	113,773	38,643	52,288

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	15,494	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(63,623)	(42,090)	(46,813)	(11,926)	(16,097)
Net transfers between other subaccounts
or fixed rate option	3,957	117,503	(142,622)	(80,321)	67,083
Miscellaneous transactions	—	(3)	(86)	—	(26)
Other charges	(3,362)	(2,736)	(3,745)	(1,533)	(2,629)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(63,028)	88,168	(193,266)	(93,780)	48,331

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,687	141,483	(79,493)	(55,137)	100,619

NET ASSETS
Beginning of period	311,220	215,986	431,553	195,091	215,439
End of period	$337,907	$357,469	$352,060	$139,954	$316,058

Beginning units	26,264	8,520	26,594	11,255	13,737
Units issued	1,998	6,266	3,555	1,427	5,804
Units redeemed	(6,381)	(1,878)	(13,289)	(6,071)	(2,923)
Ending units	21,881	12,908	16,860	6,611	16,618

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$276	$(2,096)	$(3,117)	$728	$411
Capital gains distributions received	5,830	15,914	—	—	9,937
Net realized gain (loss) on shares redeemed	2,303	3,803	(565)	(831)	3,276
Net change in unrealized appreciation (depreciation) on investments	20,373	9,733	38,680	4,350	11,725
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	28,782	27,354	34,998	4,247	25,349

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(4,646)	(5,439)	(18,192)	(21,195)
Net transfers between other subaccounts
or fixed rate option	(9,015)	(59,990)	46,181	2,331	85,026
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,220)	(1,211)	(1,799)	(370)	(1,359)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,235)	(65,847)	38,943	(16,231)	62,472

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,547	(38,493)	73,941	(11,984)	87,821

NET ASSETS
Beginning of period	118,165	173,535	154,240	34,964	71,585
End of period	$136,712	$135,042	$228,181	$22,980	$159,406

Beginning units	9,378	8,799	9,396	3,272	4,763
Units issued	500	1,034	3,026	263	5,898
Units redeemed	(1,190)	(3,992)	(898)	(1,633)	(1,899)
Ending units	8,688	5,841	11,524	1,902	8,762

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,145)	$(944)	$(149,756)	$(404,587)	$(120,939)
Capital gains distributions received	48,206	23,421	—	—	—
Net realized gain (loss) on shares redeemed	1,487	3,093	54,677	2,469,095	316,364
Net change in unrealized appreciation (depreciation) on investments	1,367	20,703	151,479	5,694,144	(58,875)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	47,915	46,273	56,400	7,758,652	136,550

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	1,929,289	—
Annuity payments	—	—	—	(4,037)	—
Surrenders, withdrawals and death benefits	(925)	(17,558)	(1,982,237)	(2,213,060)	(506,543)
Net transfers between other subaccounts
or fixed rate option	13,843	89,182	11,311,563	856,445	(1,489,319)
Miscellaneous transactions	—	—	9	(2,897)	17
Other charges	(2,434)	(2,019)	(206)	(237,041)	(2,215)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,484	69,605	9,329,129	328,699	(1,998,060)

TOTAL INCREASE (DECREASE) IN NET ASSETS	58,399	115,878	9,385,529	8,087,351	(1,861,510)

NET ASSETS
Beginning of period	172,322	123,798	1,489,733	24,467,381	5,937,846
End of period	$230,721	$239,676	$10,875,262	$32,554,732	$4,076,336

Beginning units	8,822	9,317	128,055	1,076,927	496,283
Units issued	1,217	7,474	1,025,531	353,476	247,580
Units redeemed	(716)	(2,664)	(237,854)	(296,912)	(421,498)
Ending units	9,323	14,127	915,732	1,133,491	322,365

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$1,069	$(8,749)	$(94,599)	$(417,499)	$(2,350,657)
Capital gains distributions received	18,623	63,037	—	—	—
Net realized gain (loss) on shares redeemed	(419)	2,280	171,306	999,300	4,637,407
Net change in unrealized appreciation (depreciation) on investments	(13,590)	88,338	70,519	10,374,777	19,465,290
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,683	144,906	147,226	10,956,578	21,752,040

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	7,796,712	6,165,526
Annuity payments	—	—	—	—	(25,333)
Surrenders, withdrawals and death benefits	—	—	(75,192)	(3,135,950)	(11,772,651)
Net transfers between other subaccounts
or fixed rate option	4,912	(803)	(1,564,379)	(2,274,088)	7,676,998
Miscellaneous transactions	—	—	—	1,818	3,469
Other charges	(25)	—	(1,296)	(307,855)	(1,696,029)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,887	(803)	(1,640,867)	2,080,637	351,980

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,570	144,103	(1,493,641)	13,037,215	22,104,020

NET ASSETS
Beginning of period	39,363	413,598	4,816,359	52,994,061	133,698,494
End of period	$49,933	$557,701	$3,322,718	$66,031,276	$155,802,514

Beginning units	2,550	104,602	429,009	3,831,913	11,402,260
Units issued	301	45	94,002	636,240	1,348,625
Units redeemed	(2)	(201)	(239,160)	(444,204)	(1,276,617)
Ending units	2,849	104,446	283,851	4,023,949	11,474,268

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,760)	$(378,170)	$(15,162)	$(1,002,158)	$(6,736)
Capital gains distributions received	17,030	—	—	—	—
Net realized gain (loss) on shares redeemed	783	797,587	60,215	1,835,910	8,232
Net change in unrealized appreciation (depreciation) on investments	21,543	2,141,894	(12,285)	11,206,354	116,063
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,596	2,561,311	32,768	12,040,106	117,559

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,262,636	—	9,571,922	230,418
Annuity payments	—	(112,506)	—	(29,365)	(1,099)
Surrenders, withdrawals and death benefits	—	(3,597,466)	(399,462)	(3,981,313)	(47,390)
Net transfers between other subaccounts
or fixed rate option	(565)	5,484,901	(179,152)	7,221,315	11,128
Miscellaneous transactions	—	(1,543)	20	4,850	(7)
Other charges	(11)	(254,238)	(371)	(777,994)	(4,280)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(576)	4,781,784	(578,965)	12,009,415	188,770

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,020	7,343,095	(546,197)	24,049,521	306,329

NET ASSETS
Beginning of period	127,126	28,279,964	1,089,668	51,311,221	728,451
End of period	$164,146	$35,623,059	$543,471	$75,360,742	$1,034,780

Beginning units	6,496	2,550,988	109,728	4,069,073	71,628
Units issued	25	1,253,533	331	1,519,417	26,419
Units redeemed	(47)	(836,397)	(56,476)	(627,169)	(8,935)
Ending units	6,474	2,968,124	53,583	4,961,321	89,112

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(220,029)	$(42,277)	$(24,021)	$(218,228)	$(34,614,882)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	794,692	152,806	(2,604)	1,096,145	1,690,250
Net change in unrealized appreciation (depreciation) on investments	3,550,872	19,400	454,005	2,813,652	294,984,344
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,125,535	129,929	427,380	3,691,569	262,059,712

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,345,903	—	442,075	871,965	515,016,217
Annuity payments	—	—	(2,170)	—	—
Surrenders, withdrawals and death benefits	(1,208,701)	(1,023,809)	(189,038)	(903,381)	(96,580,514)
Net transfers between other subaccounts
or fixed rate option	2,326,428	(2,136,279)	133,002	2,155,829	—
Miscellaneous transactions	35	(5)	(98)	253	(5,788)
Other charges	(132,785)	(360)	(12,096)	(121,435)	(231,230)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,330,880	(3,160,453)	371,675	2,003,231	418,198,685

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,456,415	(3,030,524)	799,055	5,694,800	680,258,397

NET ASSETS
Beginning of period	14,199,039	4,128,575	2,366,208	11,691,077	1,436,313,558
End of period	$20,655,454	$1,098,051	$3,165,263	$17,385,877	$2,116,571,955

Beginning units	893,489	433,526	231,465	770,298	137,939,994
Units issued	443,846	32,386	72,144	380,480	37,935,530
Units redeemed	(304,039)	(358,537)	(39,457)	(256,884)	(1,332,492)
Ending units	1,033,296	107,375	264,152	893,894	174,543,032

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(18,167)	$(12,732)	$(30,039)	$(2,965,540)	$(28,081)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	65,858	39,535	142,747	765,078	95,240
Net change in unrealized appreciation (depreciation) on investments	329,720	296,361	(8,800)	40,547,081	742,599
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	377,411	323,164	103,908	38,346,619	809,758

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	286,641	457,716	—	51,593,297	829,516
Annuity payments	—	—	—	(12,809)	—
Surrenders, withdrawals and death benefits	(160,639)	(140,375)	(427,766)	(3,929,340)	(237,157)
Net transfers between other subaccounts
or fixed rate option	(104,319)	(27,073)	(1,425,988)	32,763,241	(369,414)
Miscellaneous transactions	1,779	414	(4)	(9,299)	1,123
Other charges	(7,269)	(6,408)	(313)	(2,575,195)	(26,281)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	16,193	284,274	(1,854,071)	77,829,895	197,787

TOTAL INCREASE (DECREASE) IN NET ASSETS	393,604	607,438	(1,750,163)	116,176,514	1,007,545

NET ASSETS
Beginning of period	1,755,485	1,196,829	2,469,134	128,786,261	4,088,516
End of period	$2,149,089	$1,804,267	$718,971	$244,962,775	$5,096,061

Beginning units	114,787	74,529	227,318	10,900,423	369,233
Units issued	31,730	33,798	39,720	6,317,606	77,155
Units redeemed	(28,880)	(12,672)	(205,132)	(357,496)	(56,839)
Ending units	117,637	95,655	61,906	16,860,533	389,549

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(58,523)	$(86,183)	$(15,878)	$(21,900)	$(39,840)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	170,501	155,193	14,290	38,644	76,204
Net change in unrealized appreciation (depreciation) on investments	1,584,097	1,798,522	150,646	766,505	445,001
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,696,075	1,867,532	149,058	783,249	481,365

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	869,764	1,968,147	132,276	353,790	646,139
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(446,788)	(886,334)	(203,075)	(108,150)	(612,361)
Net transfers between other subaccounts
or fixed rate option	1,496,194	60,629	(147,836)	(40,545)	(1,277)
Miscellaneous transactions	188	785	55	—	215
Other charges	(54,378)	(81,298)	(15,986)	(21,097)	(38,340)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,864,980	1,061,929	(234,566)	183,998	(5,624)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,561,055	2,929,461	(85,508)	967,247	475,741

NET ASSETS
Beginning of period	6,667,991	12,900,004	2,844,635	3,053,896	5,965,925
End of period	$10,229,046	$15,829,465	$2,759,127	$4,021,143	$6,441,666

Beginning units	562,717	1,077,038	297,180	268,817	580,670
Units issued	221,571	181,350	24,890	34,008	98,149
Units redeemed	(69,638)	(87,914)	(48,758)	(17,736)	(97,960)
Ending units	714,650	1,170,474	273,312	285,089	580,859

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,712)	$(11,353)	$(8,832)	$(710,403)	$(258,282)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,163)	40,750	3,412	406,013	899,710
Net change in unrealized appreciation (depreciation) on investments	(13,326)	426,833	66,850	7,237,832	400,353
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,201)	456,230	61,430	6,933,442	1,041,781

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,924	245,274	697,246	6,372,169	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(18,325)	(67,549)	(79,490)	(1,184,138)	(1,773,411)
Net transfers between other subaccounts
or fixed rate option	(12,449)	(161,013)	141,850	6,462,473	(6,240,807)
Miscellaneous transactions	—	9	10	(171)	371
Other charges	(2,555)	(10,224)	(8,029)	(630,405)	(2,485)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(15,405)	6,497	751,587	11,019,928	(8,016,332)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,606)	462,727	813,017	17,953,370	(6,974,551)

NET ASSETS
Beginning of period	486,064	1,644,977	1,085,236	35,438,213	17,163,806
End of period	$452,458	$2,107,704	$1,898,253	$53,391,583	$10,189,255

Beginning units	50,898	153,369	114,622	3,257,536	1,787,719
Units issued	3,353	20,173	95,451	1,281,459	581,637
Units redeemed	(5,105)	(18,449)	(18,952)	(327,965)	(1,391,809)
Ending units	49,146	155,093	191,121	4,211,030	977,547

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	06/28/2019**	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(10,864)	$(4,058)	$(979)	$(4,782)	$(12,919)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,233	2,285	1,691	10,411	18,408
Net change in unrealized appreciation (depreciation) on investments	103,027	49,739	462	38,630	288,364
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	115,396	47,966	1,174	44,259	293,853

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	236,554	126,600	16,096	238,941	286,308
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(110,326)	(25,807)	(2,249)	(32,296)	(91,069)
Net transfers between other subaccounts
or fixed rate option	(63,702)	162,365	(376,936)	(81,998)	17,122
Miscellaneous transactions	10	7	(5)	—	—
Other charges	(10,417)	(3,584)	(949)	(4,250)	(12,315)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	52,119	259,581	(364,043)	120,397	200,046

TOTAL INCREASE (DECREASE) IN NET ASSETS	167,515	307,547	(362,869)	164,656	493,899

NET ASSETS
Beginning of period	1,820,521	506,286	362,869	696,752	1,804,324
End of period	$1,988,036	$813,833	$—	$861,408	$2,298,223

Beginning units	170,573	48,784	40,457	64,799	175,320
Units issued	34,742	26,546	2,137	23,106	37,065
Units redeemed	(29,009)	(2,982)	(42,594)	(12,041)	(17,791)
Ending units	176,306	72,348	—	75,864	194,594

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	06/28/2019**	12/31/2019	12/31/2019	06/28/2019**	01/25/2019**

OPERATIONS
Net investment income (loss)	$(1,170)	$(6,055)	$(12,481)	$(2,327)	$(606)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(4,127)	4,046	4,766	106,560	126,940
Net change in unrealized appreciation (depreciation) on investments	18,113	152,164	99,489	(24,889)	(72,582)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,816	150,155	91,774	79,344	53,752

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,529	160,761	378,837	32,086	4,014
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,350)	(46,933)	(133,278)	(48,676)	(6,700)
Net transfers between other subaccounts
or fixed rate option	(398,599)	(58,285)	(42,961)	(837,147)	(1,556,714)
Miscellaneous transactions	14	13	121	(5)	(9)
Other charges	(1,123)	(5,905)	(11,889)	(2,311)	(728)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(379,529)	49,651	190,830	(856,053)	(1,560,137)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(366,713)	199,806	282,604	(776,709)	(1,506,385)

NET ASSETS
Beginning of period	366,713	885,649	1,932,941	776,709	1,506,385
End of period	$—	$1,085,455	$2,215,545	$—	$—

Beginning units	42,775	89,509	203,173	73,170	134,059
Units issued	2,793	26,985	46,426	2,949	275
Units redeemed	(45,568)	(22,159)	(27,138)	(76,119)	(134,334)
Ending units	—	94,335	222,461	—	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$31,341	$57,684	$(176,149)	$2,888	$(39,522)
Capital gains distributions received	210,071	6,081	—	—	—
Net realized gain (loss) on shares redeemed	27,099	12,372	635,981	7,283	355,477
Net change in unrealized appreciation (depreciation) on investments	606,493	215,216	394,082	73,739	(83,533)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	875,004	291,353	853,914	83,910	232,422

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	574,043	265,555	—	49,903	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(236,792)	(152,765)	(931,201)	(38,629)	(211,917)
Net transfers between other subaccounts
or fixed rate option	(1,127,440)	(67,278)	(7,237,289)	11,883	(3,886,206)
Miscellaneous transactions	200	(25)	(191)	—	27,361
Other charges	(32,776)	(14,060)	(3,099)	(703)	(468)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(822,765)	31,427	(8,171,780)	22,454	(4,071,230)

TOTAL INCREASE (DECREASE) IN NET ASSETS	52,239	322,780	(7,317,866)	106,364	(3,838,808)

NET ASSETS
Beginning of period	5,279,973	2,159,456	12,857,120	378,177	4,900,737
End of period	$5,332,212	$2,482,236	$5,539,254	$484,541	$1,061,929

Beginning units	494,628	195,355	1,345,255	34,561	509,661
Units issued	51,148	28,665	280,988	5,576	347,094
Units redeemed	(118,530)	(25,372)	(1,094,335)	(3,405)	(756,017)
Ending units	427,246	198,648	531,908	36,732	100,738

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio
	1/1/2019	1/1/2019	1/2/2019*	1/28/2019*	1/28/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(44,003)	$(731,228)	$(18,767)	$(164,217)	$(105,319)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,334	56,778	(7,590)	18,572	3,739
Net change in unrealized appreciation (depreciation) on investments	91,651	9,425,619	(13,939)	1,987,397	1,113,677
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	73,982	8,751,169	(40,296)	1,841,752	1,012,097

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	40,213,182	—	24,903,441	17,179,100
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(268,320)	(643,807)	(179,466)	(24,312)	(47,151)
Net transfers between other subaccounts
or fixed rate option	4,046,505	3,012,611	2,144,996	842,826	268,466
Miscellaneous transactions	—	7,102	17,211	582	234
Other charges	(302)	(580,327)	—	(101,769)	(58,270)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,777,883	42,008,761	1,982,741	25,620,768	17,342,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,851,865	50,759,930	1,942,445	27,462,520	18,354,476

NET ASSETS
Beginning of period	149,942	23,479,499	—	—	—
End of period	$4,001,807	$74,239,429	$1,942,445	$27,462,520	$18,354,476

Beginning units	15,549	2,482,095	—	—	—
Units issued	413,422	4,168,166	674,795	2,318,854	1,571,372
Units redeemed	(52,187)	(141,634)	(501,546)	(64,445)	(10,327)
Ending units	376,784	6,508,627	173,249	2,254,409	1,561,045

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

SUBACCOUNT
AST Dimensional Global Core Allocation Portfolio
11/18/2019*
to
12/31/2019

OPERATIONS
Net investment income (loss)	$(4)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	—
Net change in unrealized appreciation (depreciation) on investments	58
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	54

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,522
Annuity payments	—
Surrenders, withdrawals and death benefits	—
Net transfers between other subaccounts
or fixed rate option	—
Miscellaneous transactions	—
Other charges	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,522

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,576

NET ASSETS
Beginning of period	—
End of period	$8,576

Beginning units	—
Units issued	833
Units redeemed	—
Ending units	833

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$5,790	$(200,576)	$(267,642)	$(328,607)	$193,723
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	334,832	1,752,163	2,053,752	(70,449)
Net change in unrealized appreciation (depreciation) on investments	—	(392,846)	(2,312,937)	(3,911,475)	(435,732)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,790	(258,590)	(828,416)	(2,186,330)	(312,458)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,720	12,346	15,664	38,275	34,407
Annuity payments	(251,687)	(259,170)	(132,396)	(130,837)	(178,323)
Surrenders, withdrawals and death benefits	(1,237,535)	(1,811,848)	(2,836,950)	(4,825,490)	(2,262,472)
Net transfers between other subaccounts
or fixed rate option	208,203	116,806	(178,398)	(82,645)	147,406
Miscellaneous transactions	511	636	964	8,640	1,078
Other charges	(6,995)	(4,103)	(9,351)	(21,254)	(14,222)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,249,783)	(1,945,333)	(3,140,467)	(5,013,311)	(2,272,126)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,243,993)	(2,203,923)	(3,968,883)	(7,199,641)	(2,584,584)

NET ASSETS
Beginning of period	7,457,427	15,603,387	19,207,350	24,414,007	14,230,117
End of period	$6,213,434	$13,399,464	$15,238,467	$17,214,366	$11,645,533

Beginning units	6,350,227	5,696,899	5,154,163	6,701,694	3,034,797
Units issued	2,562,933	152,936	34,934	56,040	108,535
Units redeemed	(3,621,151)	(877,573)	(818,096)	(1,297,070)	(585,841)
Ending units	5,292,009	4,972,262	4,371,001	5,460,664	2,557,491

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(314,371)	$(72,604)	$(384,462)	$(66,738)	$(1,114)
Capital gains distributions received	—	—	—	—	152,670
Net realized gain (loss) on shares redeemed	2,110,647	632,688	3,766,205	333,774	59,396
Net change in unrealized appreciation (depreciation) on investments	(3,150,736)	(875,419)	(3,372,091)	(910,581)	(459,641)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,354,460)	(315,335)	9,652	(643,545)	(248,689)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,581,014	4,647	21,889	929,862	—
Annuity payments	(167,502)	(4,954)	(100,130)	(9,553)	(17,289)
Surrenders, withdrawals and death benefits	(2,719,646)	(1,292,431)	(4,552,696)	(479,182)	(265,454)
Net transfers between other subaccounts
or fixed rate option	153,801	(74,145)	(620,543)	677,678	76,056
Miscellaneous transactions	12,840	305	1,561	23	(23)
Other charges	(15,899)	(3,593)	(16,730)	(2,529)	(284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(155,392)	(1,370,171)	(5,266,649)	1,116,299	(206,994)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,509,852)	(1,685,506)	(5,256,997)	472,754	(455,683)

NET ASSETS
Beginning of period	22,041,105	5,464,300	26,906,319	4,531,042	1,857,135
End of period	$20,531,253	$3,778,794	$21,649,322	$5,003,796	$1,401,452

Beginning units	5,984,257	1,894,908	6,090,270	759,728	921,074
Units issued	963,795	11,424	45,180	167,754	35,763
Units redeemed	(1,488,318)	(450,449)	(1,083,910)	(95,603)	(135,266)
Ending units	5,459,734	1,455,883	5,051,540	831,879	821,571
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$35,511	$(38,425)	$(45,024)	$16,173	$(10,216)
Capital gains distributions received	531,896	463,817	246,626	—	165,789
Net realized gain (loss) on shares redeemed	215,257	243,385	223,531	(15,717)	41,742
Net change in unrealized appreciation (depreciation) on investments	(1,415,449)	(1,413,381)	(567,506)	(770,940)	(269,811)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(632,785)	(744,604)	(142,373)	(770,484)	(72,496)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,103	15,508	8,667	9,544	—
Annuity payments	(339,224)	(99,936)	(46,448)	(43,616)	—
Surrenders, withdrawals and death benefits	(500,875)	(754,516)	(644,466)	(341,124)	(113,123)
Net transfers between other subaccounts
or fixed rate option	658	14,707	(95,814)	69,745	(13,960)
Miscellaneous transactions	409	181	368	193	—
Other charges	(1,349)	(1,973)	(1,358)	(1,484)	(428)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(837,278)	(826,029)	(779,051)	(306,742)	(127,511)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,470,063)	(1,570,633)	(921,424)	(1,077,226)	(200,007)

NET ASSETS
Beginning of period	6,738,586	7,854,400	5,355,135	5,067,025	1,461,745
End of period	$5,268,523	$6,283,767	$4,433,711	$3,989,799	$1,261,738

Beginning units	1,671,518	2,558,949	1,625,103	1,420,966	422,911
Units issued	7,280	19,292	5,076	20,277	1,626
Units redeemed	(214,339)	(287,011)	(231,121)	(106,379)	(37,430)
Ending units	1,464,459	2,291,230	1,399,058	1,334,864	387,107

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(86,301)	$4,857	$(38,926)	$(48,206)	$(11,361)
Capital gains distributions received	425,417	125	310,796	—	268,600
Net realized gain (loss) on shares redeemed	734,323	78,102	(129,237)	267,586	(20,975)
Net change in unrealized appreciation (depreciation) on investments	(885,074)	(279,234)	(201,553)	(413,543)	(462,701)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	188,365	(196,150)	(58,920)	(194,163)	(226,437)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,150	540	—	3,562	1,940
Annuity payments	(9,448)	(2,971)	(2,981)	—	(99,945)
Surrenders, withdrawals and death benefits	(1,292,286)	(150,186)	(1,054,117)	(245,208)	(260,680)
Net transfers between other subaccounts
or fixed rate option	(62,687)	(29,032)	(5,782)	(142,879)	(97,772)
Miscellaneous transactions	(57)	1	176	(56)	46
Other charges	(1,863)	(436)	(570)	(552)	(327)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,365,191)	(182,084)	(1,063,274)	(385,133)	(456,738)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,176,826)	(378,234)	(1,122,194)	(579,296)	(683,175)

NET ASSETS
Beginning of period	6,726,596	2,054,898	2,990,116	3,500,479	1,989,858
End of period	$5,549,770	$1,676,664	$1,867,922	$2,921,183	$1,306,683

Beginning units	1,743,915	525,052	909,525	1,058,086	935,097
Units issued	24,826	1,919	5,648	11,485	5,767
Units redeemed	(347,891)	(48,818)	(305,213)	(124,333)	(220,151)
Ending units	1,420,850	478,153	609,960	945,238	720,713

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,944)	$(120,134)	$(5,807)	$(108,648)	$(30,358)
Capital gains distributions received	83,955	—	22,885	—	—
Net realized gain (loss) on shares redeemed	157,180	512,674	21,053	577,432	69,217
Net change in unrealized appreciation (depreciation) on investments	(201,296)	(1,500,664)	(54,904)	(1,035,654)	(306,096)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,895	(1,108,124)	(16,773)	(566,870)	(267,237)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	24,474	30	27,539	19,016
Annuity payments	—	(27,586)	—	(62,878)	(2,808)
Surrenders, withdrawals and death benefits	(416,308)	(742,356)	(47,935)	(845,354)	(248,624)
Net transfers between other subaccounts
or fixed rate option	(67,702)	(84,692)	(7,572)	(94,686)	21,106
Miscellaneous transactions	(25)	(260)	(1)	571	65
Other charges	(82)	(18,622)	(820)	(14,542)	(3,090)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(484,117)	(849,042)	(56,298)	(989,350)	(214,335)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(454,222)	(1,957,166)	(73,071)	(1,556,220)	(481,572)

NET ASSETS
Beginning of period	832,965	8,142,275	485,763	7,242,370	2,110,312
End of period	$378,743	$6,185,109	$412,692	$5,686,150	$1,628,740

Beginning units	562,620	2,331,536	226,785	2,025,937	1,092,745
Units issued	3,281	14,466	2,912	14,130	28,475
Units redeemed	(312,358)	(259,560)	(27,687)	(272,492)	(156,571)
Ending units	253,543	2,086,442	202,010	1,767,575	964,649

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(929,051)	$(397,696)	$(2,736,343)	$(224,568)	$(411,974)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,684,789	1,297,466	7,017,349	544,974	1,235,809
Net change in unrealized appreciation (depreciation) on investments	(7,627,291)	(2,552,968)	(15,639,282)	(2,042,530)	(1,799,590)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,871,553)	(1,653,198)	(11,358,276)	(1,722,124)	(975,755)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	912,183	1,764,053	5,870,866	1,279,091	3,071,136
Annuity payments	—	—	(46,436)	—	—
Surrenders, withdrawals and death benefits	(4,141,587)	(1,318,399)	(9,321,382)	(532,874)	(1,890,633)
Net transfers between other subaccounts
or fixed rate option	(7,239,185)	(2,732,579)	(13,706,786)	892,425	(1,410,070)
Miscellaneous transactions	269	(75)	(2,034)	(492)	38
Other charges	(557,970)	(230,931)	(1,764,516)	(131,522)	(230,789)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,026,290)	(2,517,931)	(18,970,288)	1,506,628	(460,318)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,897,843)	(4,171,129)	(30,328,564)	(215,496)	(1,436,073)

NET ASSETS
Beginning of period	67,828,021	29,303,494	177,660,034	14,171,797	29,968,493
End of period	$50,930,178	$25,132,365	$147,331,470	$13,956,301	$28,532,420

Beginning units	3,729,480	1,478,395	12,622,002	852,770	2,026,029
Units issued	237,649	281,269	842,538	246,392	458,140
Units redeemed	(850,084)	(399,736)	(2,205,920)	(136,814)	(486,704)
Ending units	3,117,045	1,359,928	11,258,620	962,348	1,997,465

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(301,941)	$(154,233)	$(239,315)	$(982,247)	$(514,466)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,553,348	698,986	1,121,881	4,140,084	2,197,916
Net change in unrealized appreciation (depreciation) on investments	(4,290,839)	(2,295,588)	(3,663,362)	(6,521,972)	(7,375,571)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,039,432)	(1,750,835)	(2,780,796)	(3,364,135)	(5,692,121)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	959,063	166,770	615,878	1,915,247	1,280,702
Annuity payments	—	—	—	—	(46,837)
Surrenders, withdrawals and death benefits	(2,103,996)	(763,108)	(1,037,315)	(4,578,374)	(1,769,900)
Net transfers between other subaccounts
or fixed rate option	(1,081,160)	(560,889)	(1,422,383)	(2,655,190)	2,179,752
Miscellaneous transactions	1,071	(33)	115	536	1,148
Other charges	(173,183)	(84,023)	(125,815)	(554,281)	(308,906)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,398,205)	(1,241,283)	(1,969,520)	(5,872,062)	1,335,959

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,437,637)	(2,992,118)	(4,750,316)	(9,236,197)	(4,356,162)

NET ASSETS
Beginning of period	19,309,016	10,792,303	16,836,617	63,557,196	34,896,824
End of period	$14,871,379	$7,800,185	$12,086,301	$54,320,999	$30,540,662

Beginning units	865,182	495,956	804,909	3,009,467	1,682,687
Units issued	245,031	52,805	147,741	443,819	416,022
Units redeemed	(337,845)	(111,519)	(244,860)	(703,385)	(355,217)
Ending units	772,368	437,242	707,790	2,749,901	1,743,492

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(880,069)	$(286,659)	$(514,425)	$(279,093)	$(400,814)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,206,197	2,436,518	2,331,117	88,438	1,997,000
Net change in unrealized appreciation (depreciation) on investments	(8,156,163)	(2,216,756)	(7,877,525)	67,806	(4,437,680)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,830,035)	(66,897)	(6,060,833)	(122,849)	(2,841,494)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	671,799	937,042	1,418,486	1,834,899	1,551,917
Annuity payments	(22,079)	—	(2,758)	—	—
Surrenders, withdrawals and death benefits	(4,088,093)	(894,693)	(2,243,604)	(1,792,366)	(1,165,757)
Net transfers between other subaccounts
or fixed rate option	(7,863,851)	(86,872)	(2,618,783)	(347,884)	(77,154)
Miscellaneous transactions	(307)	312	1,354	54	78
Other charges	(504,401)	(160,725)	(296,125)	(152,803)	(232,193)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,806,932)	(204,936)	(3,741,430)	(458,100)	76,891

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,636,967)	(271,833)	(9,802,263)	(580,949)	(2,764,603)

NET ASSETS
Beginning of period	59,638,995	17,630,876	36,902,959	21,183,691	28,835,038
End of period	$46,002,028	$17,359,043	$27,100,696	$20,602,742	$26,070,435

Beginning units	2,373,911	764,067	1,637,849	2,080,890	1,143,077
Units issued	230,797	321,614	219,279	478,643	278,968
Units redeemed	(689,220)	(322,185)	(387,214)	(526,135)	(283,817)
Ending units	1,915,488	763,496	1,469,914	2,033,398	1,138,228

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(413,432)	$(18,599,856)	$(515,779)	$(433,749)	$(209,225)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	821,475	40,788,953	1,809,461	1,075,166	119,255
Net change in unrealized appreciation (depreciation) on investments	(5,148,853)	(101,507,442)	(5,116,272)	(5,935,504)	186,105
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,740,810)	(79,318,345)	(3,822,590)	(5,294,087)	96,135

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	647,062	42,649,462	1,159,107	135,036	691,714
Annuity payments	—	(235,309)	—	—	—
Surrenders, withdrawals and death benefits	(1,459,018)	(64,488,580)	(2,016,416)	(2,039,682)	(1,149,585)
Net transfers between other subaccounts
or fixed rate option	(3,957,277)	(55,228,069)	(1,265,773)	797,101	(1,338,747)
Miscellaneous transactions	2,459	347	721	416	(261)
Other charges	(248,771)	(12,576,197)	(305,842)	(253,197)	(140,397)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,015,545)	(89,878,346)	(2,428,203)	(1,360,326)	(1,937,276)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,756,355)	(169,196,691)	(6,250,793)	(6,654,413)	(1,841,141)

NET ASSETS
Beginning of period	30,002,122	1,206,523,355	36,465,953	27,795,951	16,051,153
End of period	$20,245,767	$1,037,326,664	$30,215,160	$21,141,538	$14,210,012

Beginning units	2,762,430	73,973,025	1,834,933	1,958,892	1,577,249
Units issued	363,783	3,329,545	240,953	428,187	243,789
Units redeemed	(861,851)	(8,706,891)	(366,382)	(549,525)	(437,108)
Ending units	2,264,362	68,595,679	1,709,504	1,837,554	1,383,930

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,258,923)	$(11,849,944)	$(4,848,695)	$(12,133,885)	$(7,785,466)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,586,128	32,690,940	16,585,524	33,411,809	19,137,617
Net change in unrealized appreciation (depreciation) on investments	(11,504,305)	(76,746,824)	(39,067,826)	(68,999,841)	(32,233,216)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,177,100)	(55,905,828)	(27,330,997)	(47,721,917)	(20,881,065)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,402,534	37,131,459	3,686,334	30,700,524	21,347,852
Annuity payments	(19,293)	(81,558)	(83,492)	(578,275)	(81,618)
Surrenders, withdrawals and death benefits	(6,923,019)	(43,158,761)	(18,321,312)	(45,437,834)	(33,806,551)
Net transfers between other subaccounts
or fixed rate option	(11,039,496)	(36,232,106)	(50,578,154)	(39,922,121)	(33,223,676)
Miscellaneous transactions	(2,274)	3,529	1,345	17,973	(3,259)
Other charges	(1,578,748)	(7,052,339)	(2,470,612)	(7,328,160)	(4,864,953)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,160,296)	(49,389,776)	(67,765,891)	(62,547,893)	(50,632,205)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,337,396)	(105,295,604)	(95,096,888)	(110,269,810)	(71,513,270)

NET ASSETS
Beginning of period	142,719,058	726,877,534	317,415,351	778,162,032	505,272,245
End of period	$122,381,662	$621,581,930	$222,318,463	$667,892,222	$433,758,975

Beginning units	10,482,954	42,943,788	23,441,366	48,857,191	36,076,003
Units issued	839,442	4,011,079	1,502,401	2,598,086	2,452,387
Units redeemed	(1,715,050)	(6,930,164)	(6,702,962)	(6,460,402)	(6,004,833)
Ending units	9,607,346	40,024,703	18,240,805	44,994,875	32,523,557

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(6,330,610)	$(19,166,600)	$(10,381,300)	$(1,408,764)	$(422)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	14,111,788	35,769,549	29,741,673	9,703,670	—
Net change in unrealized appreciation (depreciation) on investments	(44,354,938)	(123,151,125)	(66,509,751)	(6,319,003)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(36,573,760)	(106,548,176)	(47,149,378)	1,975,903	(422)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,823,756	27,884,716	18,910,313	5,789,853	2,539,055
Annuity payments	(6,417)	(138,927)	(48,645)	—	—
Surrenders, withdrawals and death benefits	(19,893,702)	(64,984,742)	(40,608,772)	(6,033,601)	(63,470,076)
Net transfers between other subaccounts
or fixed rate option	(29,639,346)	(110,217,323)	(37,242,325)	(2,727,653)	69,750,550
Miscellaneous transactions	(8,623)	5,779	(2,372)	2,923	76
Other charges	(4,222,034)	(12,867,794)	(6,965,721)	(772,854)	(146,553)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(38,946,366)	(160,318,291)	(65,957,522)	(3,741,332)	8,673,052

TOTAL INCREASE (DECREASE) IN NET ASSETS	(75,520,126)	(266,866,467)	(113,106,900)	(1,765,429)	8,672,630

NET ASSETS
Beginning of period	410,656,149	1,248,725,778	680,481,579	86,682,301	17,759,381
End of period	$335,136,023	$981,859,311	$567,374,679	$84,916,872	$26,432,011

Beginning units	27,846,464	74,416,651	41,197,022	3,187,695	1,958,472
Units issued	1,346,549	3,176,355	1,424,411	741,962	4,488,512
Units redeemed	(4,099,518)	(13,099,674)	(5,378,884)	(833,119)	(3,575,834)
Ending units	25,093,495	64,493,332	37,242,549	3,096,538	2,871,150

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(401,469)	$(3,062,167)	$(187,676)	$(293,925)	$(2,876,790)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,810,206	3,029,049	395,498	906,146	632,817
Net change in unrealized appreciation (depreciation) on investments	(4,853,114)	(4,649,536)	(2,681,101)	(3,951,364)	5,247,027
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,444,377)	(4,682,654)	(2,473,279)	(3,339,143)	3,003,054

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,067,289	2,449,944	848,100	1,690,044	—
Annuity payments	—	(75,126)	—	—	—
Surrenders, withdrawals and death benefits	(1,826,650)	(12,242,628)	(1,062,625)	(1,290,766)	(9,014,352)
Net transfers between other subaccounts
or fixed rate option	126,369	(15,311,186)	(93,691)	1,205,950	525,281,764
Miscellaneous transactions	832	175	818	1,512	(96)
Other charges	(213,725)	(1,780,210)	(103,902)	(206,571)	(2,144,116)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(845,885)	(26,959,031)	(411,300)	1,400,169	514,123,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,290,262)	(31,641,685)	(2,884,579)	(1,938,974)	517,126,254

NET ASSETS
Beginning of period	25,377,029	203,122,140	14,123,226	21,229,882	94,732,507
End of period	$22,086,767	$171,480,455	$11,238,647	$19,290,908	$611,858,761

Beginning units	1,070,361	17,408,451	1,066,618	1,387,880	6,924,968
Units issued	326,473	1,662,570	213,349	403,191	59,289,652
Units redeemed	(358,588)	(4,032,094)	(256,326)	(315,089)	(15,787,457)
Ending units	1,038,246	15,038,927	1,023,641	1,475,982	50,427,163

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,370,549)	$(183,717)	$(127,640)	$(402,075)	$(503,514)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,267,418	13,540	333,396	1,003,085	2,401,570
Net change in unrealized appreciation (depreciation) on investments	(2,677,961)	76,860	(716,491)	(4,693,599)	(6,839,065)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,781,092)	(93,317)	(510,735)	(4,092,589)	(4,941,009)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,629,087	—	148,244	210,912	1,038,895
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,215,222)	(3,556,213)	(357,851)	(1,548,524)	(1,898,944)
Net transfers between other subaccounts
or fixed rate option	46,182,844	17,751,564	(1,103,225)	(2,580,472)	(2,625,393)
Miscellaneous transactions	861	252	(8)	229	227
Other charges	(818,778)	(367)	(72,341)	(256,457)	(293,620)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	40,778,792	14,195,236	(1,385,181)	(4,174,312)	(3,778,835)

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,997,700	14,101,919	(1,895,916)	(8,266,901)	(8,719,844)

NET ASSETS
Beginning of period	76,488,012	869,039	8,894,452	28,053,182	35,212,836
End of period	$114,485,712	$14,970,958	$6,998,536	$19,786,281	$26,492,992

Beginning units	5,998,902	76,083	562,771	2,535,577	1,536,950
Units issued	5,275,393	1,603,751	54,888	622,954	192,991
Units redeemed	(1,972,853)	(341,859)	(141,802)	(1,044,991)	(358,538)
Ending units	9,301,442	1,337,975	475,857	2,113,540	1,371,403

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(6,505,092)	$(3,504,851)	$(3,426,169)	$(3,883)	$(372)
Capital gains distributions received	—	—	—	13,425	23,004
Net realized gain (loss) on shares redeemed	14,709,558	7,045,833	7,900,010	20,211	3,226
Net change in unrealized appreciation (depreciation) on investments	(47,683,361)	(23,728,031)	(23,504,207)	(33,920)	(47,399)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(39,478,895)	(20,187,049)	(19,030,366)	(4,167)	(21,541)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,559,989	13,955,136	9,632,453	—	—
Annuity payments	(41,153)	(53,751)	(69,617)	—	—
Surrenders, withdrawals and death benefits	(20,321,612)	(9,116,489)	(10,746,804)	(1,733)	(2,782)
Net transfers between other subaccounts
or fixed rate option	(36,585,657)	(15,987,751)	(29,615,737)	15,993	(29,673)
Miscellaneous transactions	(3,502)	(3,063)	(1,687)	—	—
Other charges	(4,725,140)	(2,465,199)	(2,521,807)	(2,288)	(1,191)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(49,117,075)	(13,671,117)	(33,323,199)	11,972	(33,646)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(88,595,970)	(33,858,166)	(52,353,565)	7,805	(55,187)

NET ASSETS
Beginning of period	439,419,750	224,713,662	231,540,068	264,636	156,161
End of period	$350,823,780	$190,855,496	$179,186,503	$272,441	$100,974

Beginning units	30,615,987	14,486,829	17,513,557	10,299	7,822
Units issued	1,336,736	1,421,398	1,310,026	2,306	876
Units redeemed	(4,949,202)	(2,354,313)	(3,907,890)	(1,909)	(2,672)
Ending units	27,003,521	13,553,914	14,915,693	10,696	6,026
The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,503)	$(3,330)	$(7,520)	$(4,263)	$(3,197)
Capital gains distributions received	—	15,506	—	24,557	29,913
Net realized gain (loss) on shares redeemed	18,697	18,129	26,080	1,787	(764)
Net change in unrealized appreciation (depreciation) on investments	(56,512)	(21,308)	(90,066)	(53,233)	(63,615)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(41,318)	8,997	(71,506)	(31,152)	(37,663)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,185)	(7,320)	(6,129)	(6,189)	(3,473)
Net transfers between other subaccounts
or fixed rate option	28,398	(7,677)	(72,492)	(74,303)	29,579
Miscellaneous transactions	—	—	—	—	26
Other charges	(3,031)	(2,046)	(4,825)	(2,457)	(1,938)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	24,182	(17,043)	(83,446)	(82,949)	24,194

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,136)	(8,046)	(154,952)	(114,101)	(13,469)

NET ASSETS
Beginning of period	328,356	224,032	586,505	309,192	228,908
End of period	$311,220	$215,986	$431,553	$195,091	$215,439

Beginning units	24,257	9,089	31,029	15,473	12,476
Units issued	5,281	1,379	2,799	1,549	3,840
Units redeemed	(3,274)	(1,948)	(7,234)	(5,767)	(2,579)
Ending units	26,264	8,520	26,594	11,255	13,737

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$843	$(2,854)	$(1,352)	$1,841	$402
Capital gains distributions received	14,687	13,319	7,800	—	2,243
Net realized gain (loss) on shares redeemed	1,984	6,375	108	(146)	3,115
Net change in unrealized appreciation (depreciation) on investments	(26,509)	(27,590)	(36,835)	(8,704)	(5,390)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,995)	(10,750)	(30,279)	(7,009)	370

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(2,389)	(591)	(963)	(1,240)
Net transfers between other subaccounts
or fixed rate option	(2,017)	(8,258)	139,452	(4,638)	(3,193)
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,113)	(1,656)	(876)	(395)	(680)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,130)	(12,303)	137,985	(5,996)	(5,113)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,125)	(23,053)	107,706	(13,005)	(4,743)

NET ASSETS
Beginning of period	130,290	196,588	46,534	47,969	76,328
End of period	$118,165	$173,535	$154,240	$34,964	$71,585

Beginning units	9,606	9,258	2,406	3,754	5,148
Units issued	1,423	1,799	7,853	391	1,548
Units redeemed	(1,651)	(2,258)	(863)	(873)	(1,933)
Ending units	9,378	8,799	9,396	3,272	4,763

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,011)	$(997)	$(27,861)	$(394,048)	$(166,040)
Capital gains distributions received	8,692	—	—	—	—
Net realized gain (loss) on shares redeemed	5,957	3,424	8,804	3,067,904	116,822
Net change in unrealized appreciation (depreciation) on investments	(16,737)	(20,176)	(2,828)	(3,601,881)	(129,831)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,099)	(17,749)	(21,885)	(928,025)	(179,049)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	2,238,495	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(1,649)	(45,708)	(1,734,583)	(2,425,860)
Net transfers between other subaccounts
or fixed rate option	(25,961)	(18,728)	302,371	(422,434)	830,081
Miscellaneous transactions	—	—	—	619	1
Other charges	(2,317)	(1,475)	(201)	(227,591)	(2,550)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(28,278)	(21,852)	256,462	(145,494)	(1,598,328)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,377)	(39,601)	234,577	(1,073,519)	(1,777,377)

NET ASSETS
Beginning of period	205,699	163,399	1,255,156	25,540,900	7,715,223
End of period	$172,322	$123,798	$1,489,733	$24,467,381	$5,937,846

Beginning units	10,195	10,840	105,764	1,072,808	628,145
Units issued	895	1,265	46,105	387,578	159,629
Units redeemed	(2,268)	(2,788)	(23,814)	(383,459)	(291,491)
Ending units	8,822	9,317	128,055	1,076,927	496,283

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$4,321	$(7,915)	$(118,086)	$(353,042)	$(2,398,362)
Capital gains distributions received	10,056	47,523	—	—	—
Net realized gain (loss) on shares redeemed	82	3,564	128,209	506,744	4,486,711
Net change in unrealized appreciation (depreciation) on investments	(22,969)	(47,694)	(169,947)	(4,375,386)	(12,537,710)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,510)	(4,522)	(159,824)	(4,221,684)	(10,449,361)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	16,162,688	12,208,919
Annuity payments	—	—	—	—	(20,260)
Surrenders, withdrawals and death benefits	—	—	(926,271)	(1,568,075)	(8,766,047)
Net transfers between other subaccounts
or fixed rate option	1,984	(5,165)	(1,296,347)	854,481	(11,452,331)
Miscellaneous transactions	—	—	24	(34)	2,324
Other charges	(27)	—	(1,620)	(247,297)	(1,616,719)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,957	(5,165)	(2,224,214)	15,201,763	(9,644,114)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,553)	(9,687)	(2,384,038)	10,980,079	(20,093,475)

NET ASSETS
Beginning of period	45,916	423,285	7,200,397	42,013,982	153,791,969
End of period	$39,363	$413,598	$4,816,359	$52,994,061	$133,698,494

Beginning units	2,430	105,758	617,220	2,823,660	12,230,883
Units issued	176	—	117,110	1,246,831	1,181,891
Units redeemed	(56)	(1,156)	(305,321)	(238,578)	(2,010,514)
Ending units	2,550	104,602	429,009	3,831,913	11,402,260

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,910)	$(324,991)	$(20,955)	$(1,013,490)	$(5,967)
Capital gains distributions received	13,401	—	—	—	—
Net realized gain (loss) on shares redeemed	11,215	258,755	(8,629)	2,976,717	3,128
Net change in unrealized appreciation (depreciation) on investments	(33,792)	(446,808)	38	(8,265,006)	(55,677)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,086)	(513,044)	(29,546)	(6,301,779)	(58,516)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	2,069,363	—	4,831,010	143,453
Annuity payments	—	—	—	(33,611)	—
Surrenders, withdrawals and death benefits	(400)	(1,948,984)	(310,396)	(3,704,727)	(21,276)
Net transfers between other subaccounts
or fixed rate option	(32,319)	2,477,207	97,173	(7,602,485)	(80,619)
Miscellaneous transactions	—	251	—	631	14
Other charges	(11)	(218,825)	(355)	(743,466)	(3,414)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,730)	2,379,012	(213,578)	(7,252,648)	38,158

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,816)	1,865,968	(243,124)	(13,554,427)	(20,358)

NET ASSETS
Beginning of period	170,942	26,413,996	1,332,792	64,865,648	748,809
End of period	$127,126	$28,279,964	$1,089,668	$51,311,221	$728,451

Beginning units	7,970	2,336,855	131,168	4,640,874	68,309
Units issued	—	831,491	13,953	953,461	21,980
Units redeemed	(1,474)	(617,358)	(35,393)	(1,525,262)	(18,661)
Ending units	6,496	2,550,988	109,728	4,069,073	71,628

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(232,438)	$(93,178)	$(23,291)	$(217,399)	$(25,426,919)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,078,338	(40,626)	37,574	887,773	599,523
Net change in unrealized appreciation (depreciation) on investments	(2,707,312)	29,146	(579,497)	(1,504,994)	(73,854,608)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,861,412)	(104,658)	(565,214)	(834,620)	(98,682,004)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,104,453	—	756,673	356,695	327,332,988
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(985,819)	(1,053,695)	(144,112)	(645,697)	(73,394,061)
Net transfers between other subaccounts
or fixed rate option	(1,501,562)	1,046,373	(117,906)	(2,097,207)	—
Miscellaneous transactions	(890)	(78)	173	161	(14,560)
Other charges	(133,476)	(541)	(10,186)	(117,344)	(208,618)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,517,294)	(7,941)	484,642	(2,503,392)	253,715,749

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,378,706)	(112,599)	(80,572)	(3,338,012)	155,033,745

NET ASSETS
Beginning of period	17,577,745	4,241,174	2,446,780	15,029,089	1,281,279,813
End of period	$14,199,039	$4,128,575	$2,366,208	$11,691,077	$1,436,313,558

Beginning units	972,002	432,244	193,188	930,640	113,950,074
Units issued	303,337	291,074	96,542	135,281	24,967,594
Units redeemed	(381,850)	(289,792)	(58,265)	(295,623)	(977,674)
Ending units	893,489	433,526	231,465	770,298	137,939,994

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(14,834)	$(11,869)	$(35,224)	$(2,098,447)	$(27,174)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	48,118	28,327	(6,206)	1,204,393	54,923
Net change in unrealized appreciation (depreciation) on investments	(193,615)	(125,536)	57,018	(14,991,878)	(483,093)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(160,331)	(109,078)	15,588	(15,885,932)	(455,344)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	456,463	240,341	—	70,615,062	507,421
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(110,484)	(29,778)	(338,535)	(2,594,477)	(202,991)
Net transfers between other subaccounts
or fixed rate option	110,415	10,106	2,489,447	(27,613,922)	21,342
Miscellaneous transactions	88	198	(32)	(11,911)	583
Other charges	(6,338)	(4,837)	(99)	(1,720,260)	(25,560)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	450,144	216,030	2,150,781	38,674,492	300,795

TOTAL INCREASE (DECREASE) IN NET ASSETS	289,813	106,952	2,166,369	22,788,560	(154,549)

NET ASSETS
Beginning of period	1,465,672	1,089,877	302,765	105,997,701	4,243,065
End of period	$1,755,485	$1,196,829	$2,469,134	$128,786,261	$4,088,516

Beginning units	86,348	62,727	27,638	8,173,030	344,821
Units issued	41,499	19,663	298,207	5,948,030	57,031
Units redeemed	(13,060)	(7,861)	(98,527)	(3,220,637)	(32,619)
Ending units	114,787	74,529	227,318	10,900,423	369,233

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(45,549)	$(77,828)	$(17,565)	$(21,987)	$(36,419)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	108,264	144,242	25,877	147,127	13,025
Net change in unrealized appreciation (depreciation) on investments	(624,380)	(1,042,930)	(190,877)	(569,403)	(54,415)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(561,665)	(976,516)	(182,565)	(444,263)	(77,809)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	910,701	2,298,417	463,470	749,029	1,197,522
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(258,963)	(533,060)	(285,876)	(182,608)	(368,691)
Net transfers between other subaccounts
or fixed rate option	(161,299)	295,530	(173,555)	(608,181)	(158,444)
Miscellaneous transactions	54	(288)	(2)	1,285	71
Other charges	(41,651)	(72,978)	(17,383)	(20,396)	(35,680)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	448,842	1,987,621	(13,346)	(60,871)	634,778

TOTAL INCREASE (DECREASE) IN NET ASSETS	(112,823)	1,011,105	(195,911)	(505,134)	556,969

NET ASSETS
Beginning of period	6,780,814	11,888,899	3,040,546	3,559,030	5,408,956
End of period	$6,667,991	$12,900,004	$2,844,635	$3,053,896	$5,965,925

Beginning units	527,888	921,908	299,365	273,406	518,715
Units issued	80,052	229,587	47,000	60,486	135,178
Units redeemed	(45,223)	(74,457)	(49,185)	(65,075)	(73,223)
Ending units	562,717	1,077,038	297,180	268,817	580,670

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,867)	$(10,106)	$(5,404)	$(610,917)	$(388,628)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(791)	15,960	417	364,150	(248,897)
Net change in unrealized appreciation (depreciation) on investments	(27,085)	(162,090)	(2,865)	(3,358,543)	180,414
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(30,743)	(156,236)	(7,852)	(3,605,310)	(457,111)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,450	240,291	247,566	10,116,371	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(36,574)	(20,906)	(28,106)	(580,783)	(2,548,896)
Net transfers between other subaccounts
or fixed rate option	17,591	(91,418)	90,195	(5,624,637)	3,545,871
Miscellaneous transactions	(1)	(29)	—	(486)	(16)
Other charges	(2,800)	(9,314)	(4,949)	(508,491)	(5,372)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,334)	118,624	304,706	3,401,974	991,587

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,077)	(37,612)	296,854	(203,336)	534,476

NET ASSETS
Beginning of period	529,141	1,682,589	788,382	35,641,549	16,629,330
End of period	$486,064	$1,644,977	$1,085,236	$35,438,213	$17,163,806

Beginning units	51,998	142,618	82,555	3,030,888	1,675,958
Units issued	4,492	25,030	45,247	1,131,510	1,189,076
Units redeemed	(5,592)	(14,279)	(13,180)	(904,862)	(1,077,315)
Ending units	50,898	153,369	114,622	3,257,536	1,787,719

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(10,463)	$(3,287)	$(1,697)	$(3,230)	$(8,803)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,546	253	(6)	978	7,510
Net change in unrealized appreciation (depreciation) on investments	(1,443)	(1,517)	(1,185)	20,673	(152,191)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,360)	(4,551)	(2,888)	18,421	(153,484)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	556,274	16,069	103,328	153,064	529,116
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(103,180)	(12,102)	(3,611)	(9,213)	(55,973)
Net transfers between other subaccounts
or fixed rate option	(215,740)	14,717	82,379	81,330	497,003
Miscellaneous transactions	2	(2)	—	—	586
Other charges	(10,092)	(3,076)	(1,660)	(2,961)	(7,815)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	227,264	15,606	180,436	222,220	962,917

TOTAL INCREASE (DECREASE) IN NET ASSETS	224,904	11,055	177,548	240,641	809,433

NET ASSETS
Beginning of period	1,595,617	495,231	185,321	456,111	994,891
End of period	$1,820,521	$506,286	$362,869	$696,752	$1,804,324

Beginning units	149,189	47,284	20,401	43,524	89,079
Units issued	59,817	3,412	21,517	24,334	96,905
Units redeemed	(38,433)	(1,912)	(1,461)	(3,059)	(10,664)
Ending units	170,573	48,784	40,457	64,799	175,320

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,949)	$(5,639)	$(10,931)	$(5,263)	$(8,319)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(71)	6,720	1,756	17,900	19,762
Net change in unrealized appreciation (depreciation) on investments	(20,086)	(167,123)	(65,284)	(69,624)	(95,975)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,106)	(166,042)	(74,459)	(56,987)	(84,532)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	102,852	291,493	619,750	55,565	257,784
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,778)	(39,970)	(88,937)	(69,181)	(42,901)
Net transfers between other subaccounts
or fixed rate option	7,846	26,857	(132,446)	(83,279)	51,295
Miscellaneous transactions	—	(26)	73	(90)	(5)
Other charges	(1,870)	(5,397)	(10,188)	(5,235)	(7,894)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	104,050	272,957	388,252	(102,220)	258,279

TOTAL INCREASE (DECREASE) IN NET ASSETS	81,944	106,915	313,793	(159,207)	173,747

NET ASSETS
Beginning of period	284,769	778,734	1,619,148	935,916	1,332,638
End of period	$366,713	$885,649	$1,932,941	$776,709	$1,506,385

Beginning units	31,206	66,377	163,567	82,091	112,243
Units issued	12,086	31,293	70,301	6,770	37,458
Units redeemed	(517)	(8,161)	(30,695)	(15,691)	(15,642)
Ending units	42,775	89,509	203,173	73,170	134,059

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$12,852	$(12,125)	$(295,812)	$(5,660)	$(83,630)
Capital gains distributions received	262,524	3,191	—	—	—
Net realized gain (loss) on shares redeemed	(50,633)	4,095	(238,983)	5,392	4,753
Net change in unrealized appreciation (depreciation) on investments	(751,911)	(106,226)	151,240	(93,025)	176,483
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(527,168)	(111,065)	(383,555)	(93,293)	97,606

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,617,298	399,798	—	170	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(40,599)	(82,758)	(2,134,115)	(24,950)	(363,653)
Net transfers between other subaccounts
or fixed rate option	(1,635,503)	530,883	2,396,222	35,016	5,121,001
Miscellaneous transactions	(67)	(3)	(183)	(2)	26
Other charges	(33,870)	(11,601)	(4,224)	(796)	(572)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,907,259	836,319	257,700	9,438	4,756,802

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,380,091	725,254	(125,855)	(83,855)	4,854,408

NET ASSETS
Beginning of period	3,899,882	1,434,202	12,982,975	462,032	46,329
End of period	$5,279,973	$2,159,456	$12,857,120	$378,177	$4,900,737

Beginning units	335,511	122,558	1,311,487	34,190	4,647
Units issued	330,466	82,259	942,475	5,167	842,019
Units redeemed	(171,349)	(9,462)	(908,707)	(4,796)	(337,005)
Ending units	494,628	195,355	1,345,255	34,561	509,661
The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/2/2018*	4/30/2018*
	to	to
	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(626)	$(101,329)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	879	(202,169)
Net change in unrealized appreciation (depreciation) on investments	4,656	(1,366,823)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,909	(1,670,321)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	26,288,413
Annuity payments	—	—
Surrenders, withdrawals and death benefits	(1,857)	(9,720)
Net transfers between other subaccounts
or fixed rate option	146,900	(1,077,550)
Miscellaneous transactions	—	1,079
Other charges	(10)	(52,402)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	145,033	25,149,820

TOTAL INCREASE (DECREASE) IN NET ASSETS	149,942	23,479,499

NET ASSETS
Beginning of period	—	—
End of period	$149,942	$23,479,499

Beginning units	—	—
Units issued	19,143	2,726,623
Units redeemed	(3,594)	(244,528)
Ending units	15,549	2,482,095

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A83

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
DECEMBER 31, 2019

Note 1:    General

Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on May 20, 1996 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Discovery Choice	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3
Prudential Premier Variable Annuity Bb Series
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	Janus Henderson VIT Research Portfolio
Prudential Diversified Bond Portfolio	(Service Shares)
Prudential Equity Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio
Prudential Value Portfolio (Class I)	(Class I)
Prudential High Yield Bond Portfolio	Prudential SP International Growth Portfolio (Class I)
Prudential Stock Index Portfolio	AST Goldman Sachs Large-Cap Value Portfolio*
Prudential Global Portfolio	AST Cohen & Steers Realty Portfolio
Prudential Jennison Portfolio (Class I)	AST J.P. Morgan Strategic Opportunities Portfolio
Prudential Small Capitalization Stock Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
T. Rowe Price International Stock Portfolio	AST High Yield Portfolio
T. Rowe Price Equity Income Portfolio (Equity	AST Small-Cap Growth Opportunities Portfolio
Income Class)	AST WEDGE Capital Mid-Cap Value Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST Small-Cap Value Portfolio
Janus Henderson VIT Research Portfolio	AST Mid-Cap Growth Portfolio (formerly AST
(Institutional Shares)	Goldman Sachs Mid-Cap Growth Portfolio)
Janus Henderson VIT Overseas Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
(Institutional Shares)	AST Loomis Sayles Large-Cap Growth Portfolio
MFS® Research Series (Initial Class)	AST MFS Growth Portfolio
MFS® Growth Series (Initial Class)	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
American Century VP Value Fund (Class I)	AST BlackRock Low Duration Bond Portfolio
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	AST QMA US Equity Alpha Portfolio
Prudential Jennison 20/20 Focus Portfolio (Class I)	AST T. Rowe Price Natural Resources Portfolio
Davis Value Portfolio	AST T. Rowe Price Asset Allocation Portfolio
AB VPS Large Cap Growth Portfolio (Class B)	AST MFS Global Equity Portfolio
Prudential SP Small Cap Value Portfolio (Class I)	AST J.P. Morgan International Equity Portfolio

A84

Note 1:	General (Continued)

AST Templeton Global Bond Portfolio	AST Bond Portfolio 2023
AST Wellington Management Hedged Equity Portfolio	AST MFS Growth Allocation Portfolio (formerly
AST Capital Growth Asset Allocation Portfolio	AST New Discovery Asset Allocation Portfolio)
AST Academic Strategies Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Balanced Asset Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Preservation Asset Allocation Portfolio	AST Bond Portfolio 2024
AST Fidelity Institutional AM℠ Quantitative Portfolio	AST AQR Emerging Markets Equity Portfolio
AST Prudential Growth Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Advanced Strategies Portfolio	AST Multi-Sector Fixed Income Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio	AST AQR Large-Cap Portfolio
AST Government Money Market Portfolio	AST QMA Large-Cap Portfolio
AST Small-Cap Growth Portfolio	AST Bond Portfolio 2025
AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST International Value Portfolio	AST Goldman Sachs Global Growth Allocation
AST International Growth Portfolio	Portfolio
AST Investment Grade Bond Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST Western Asset Core Plus Bond Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Bond Portfolio 2019***	AST Franklin Templeton K2 Global Absolute Return
AST Cohen & Steers Global Realty Portfolio	Portfolio
(formerly AST Global Real Estate Portfolio)	AST Managed Equity Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST Managed Fixed Income Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST FQ Absolute Return Currency Portfolio
AST AllianzGI World Trends Portfolio	AST Jennison Global Infrastructure Portfolio
(formerly AST RCM World Trends Portfolio)	AST PIMCO Dynamic Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST Legg Mason Diversified Growth Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST Bond Portfolio 2026
ProFund VP Consumer Services	AST AB Global Bond Portfolio
ProFund VP Consumer Goods	AST Goldman Sachs Global Income Portfolio
ProFund VP Financials	AST Morgan Stanley Multi-Asset Portfolio***
ProFund VP Health Care	AST Wellington Management Global Bond Portfolio
ProFund VP Industrials	AST Neuberger Berman Long/Short Portfolio
ProFund VP Mid-Cap Growth	AST Wellington Management Real Total Return
ProFund VP Mid-Cap Value	Portfolio***
ProFund VP Real Estate	AST QMA International Core Equity Portfolio
ProFund VP Small-Cap Growth	AST Managed Alternatives Portfolio
ProFund VP Small-Cap Value	AST Emerging Managers Diversified Portfolio***
ProFund VP Telecommunications	AST Columbia Adaptive Risk Allocation Portfolio*
ProFund VP Utilities	Blackrock Global Allocation V.I. Fund (Class III)
ProFund VP Large-Cap Growth	JPMorgan Insurance Trust Income Builder
ProFund VP Large-Cap Value	Portfolio (Class 2)
AST Bond Portfolio 2020	AST Bond Portfolio 2027
AST Jennison Large-Cap Growth Portfolio	NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2021	AST Bond Portfolio 2028
Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2029
Wells Fargo VT Omega Growth Fund (Class 1)	AST American Funds Growth Allocation Portfolio
AST Bond Portfolio 2022	AST Bond Portfolio 2030
AST Quantitative Modeling Portfolio	AST BlackRock 80/20 Target Allocation ETF Portfolio
AST BlackRock Global Strategies Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio
Wells Fargo VT Opportunity Fund (Class 1)	AST Dimensional Global Core Allocation Portfolio
AST Prudential Core Bond Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)**

*	Subaccount was no longer available for investment as of December 31, 2019.

**	Subaccount was available for investment but had no assets as of December 31, 2019, and had no activity during 2019.

***	Subaccount liquidated during the period ended December 31, 2019.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2019 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

A85

Note 1:	General (Continued)

Merger Date	Removed Portfolio	Surviving Portfolio
January 25, 2019	AST Columbia Adaptive Risk Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
April 26, 2019	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Value Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

A86

Note 3:	Fair Value Measurements (Continued)

Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2019, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:	Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2019 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$352,780	$1,133,682
Prudential Diversified Bond Portfolio	442,718	2,460,249
Prudential Equity Portfolio (Class I)	43,837	2,107,340
Prudential Value Portfolio (Class I)	209,710	2,575,819
Prudential High Yield Bond Portfolio	147,140	1,815,157
Prudential Stock Index Portfolio	11,077,183	6,118,678
Prudential Global Portfolio	30,682	585,306
Prudential Jennison Portfolio (Class I)	136,121	3,413,981
Prudential Small Capitalization Stock Portfolio	1,994,908	961,876
T. Rowe Price International Stock Portfolio	17,460	181,659
T. Rowe Price Equity Income Portfolio (Equity Income Class)	45,177	361,996
Invesco V.I. Core Equity Fund (Series I)	19,443	640,699
Janus Henderson VIT Research Portfolio (Institutional Shares)	15,188	381,252
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	96,737	523,102
MFS® Research Series (Initial Class)	2,635	93,289
MFS® Growth Series (Initial Class)	115,085	635,656
American Century VP Value Fund (Class I)	25,064	237,122
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	18,082	307,944
Prudential Jennison 20/20 Focus Portfolio (Class I)	3,324	481,824
Davis Value Portfolio	3,018	461,605
AB VPS Large Cap Growth Portfolio (Class B)	7,071	65,437
Prudential SP Small Cap Value Portfolio (Class I)	159,649	699,787
Janus Henderson VIT Research Portfolio (Service Shares)	11	27,774
SP Prudential U.S. Emerging Growth Portfolio (Class I)	34,932	885,876
Prudential SP International Growth Portfolio (Class I)	13,598	294,602
AST Goldman Sachs Large-Cap Value Portfolio	3,714,110	62,430,222
AST Cohen & Steers Realty Portfolio	7,818,175	10,478,135
AST J.P. Morgan Strategic Opportunities Portfolio	23,899,321	25,205,614
AST T. Rowe Price Large-Cap Value Portfolio	72,223,097	17,208,359

A87

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST High Yield Portfolio	$7,948,940	$8,235,728
AST Small-Cap Growth Opportunities Portfolio	5,983,959	5,577,766
AST WEDGE Capital Mid-Cap Value Portfolio	3,350,131	3,312,753
AST Small-Cap Value Portfolio	5,075,554	4,834,463
AST Mid-Cap Growth Portfolio	17,199,145	21,251,998
AST Hotchkis & Wiley Large-Cap Value Portfolio	11,054,606	12,001,269
AST Loomis Sayles Large-Cap Growth Portfolio	14,292,788	15,975,123
AST MFS Growth Portfolio	7,542,732	6,929,415
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	8,493,175	7,469,280
AST BlackRock Low Duration Bond Portfolio	9,854,695	7,057,140
AST QMA US Equity Alpha Portfolio	11,204,899	10,692,245
AST T. Rowe Price Natural Resources Portfolio	9,424,482	6,109,330
AST T. Rowe Price Asset Allocation Portfolio	102,597,829	159,293,808
AST MFS Global Equity Portfolio	7,409,149	10,004,512
AST J.P. Morgan International Equity Portfolio	8,248,752	8,633,008
AST Templeton Global Bond Portfolio	4,498,632	3,000,720
AST Wellington Management Hedged Equity Portfolio	18,743,405	15,926,697
AST Capital Growth Asset Allocation Portfolio	109,845,810	109,172,445
AST Academic Strategies Asset Allocation Portfolio	58,123,384	46,244,065
AST Balanced Asset Allocation Portfolio	89,566,416	124,415,435
AST Preservation Asset Allocation Portfolio	76,654,940	98,314,683
AST Fidelity Institutional AM℠ Quantitative Portfolio	47,419,648	55,645,616
AST Prudential Growth Allocation Portfolio	170,079,123	175,590,679
AST Advanced Strategies Portfolio	53,965,338	85,888,874
AST T. Rowe Price Large-Cap Growth Portfolio	26,417,923	29,044,927
AST Government Money Market Portfolio	44,754,621	48,540,405
AST Small-Cap Growth Portfolio	7,164,021	8,114,968
AST BlackRock/Loomis Sayles Bond Portfolio	47,725,968	44,566,981
AST International Value Portfolio	4,490,351	3,131,166
AST International Growth Portfolio	5,146,687	5,960,179
AST Investment Grade Bond Portfolio	114,746,485	639,635,579
AST Western Asset Core Plus Bond Portfolio	29,396,896	29,517,138
AST Bond Portfolio 2019	458,026	15,599,097
AST Cohen & Steers Global Realty Portfolio	2,284,942	2,302,266
AST Parametric Emerging Markets Equity Portfolio	9,202,532	6,079,418
AST Goldman Sachs Small-Cap Value Portfolio	11,799,086	10,239,596
AST AllianzGI World Trends Portfolio	42,856,295	51,399,307
AST J.P. Morgan Global Thematic Portfolio	29,512,285	27,499,056
AST Goldman Sachs Multi-Asset Portfolio	41,306,581	29,939,593
ProFund VP Consumer Services	85,628	39,826
ProFund VP Consumer Goods	7,855	58,030
ProFund VP Financials	24,247	92,357
ProFund VP Health Care	139,540	55,830
ProFund VP Industrials	65,575	264,971
ProFund VP Mid-Cap Growth	26,629	122,740

A88

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
ProFund VP Mid-Cap Value	$100,341	$56,487
ProFund VP Real Estate	7,064	19,287
ProFund VP Small-Cap Growth	21,591	89,535
ProFund VP Small-Cap Value	54,951	19,125
ProFund VP Telecommunications	2,998	19,802
ProFund VP Utilities	95,267	35,031
ProFund VP Large-Cap Growth	26,100	18,761
ProFund VP Large-Cap Value	110,925	44,528
AST Bond Portfolio 2020	12,135,487	2,956,114
AST Jennison Large-Cap Growth Portfolio	8,292,395	8,368,283
AST Bond Portfolio 2021	3,132,097	5,251,096
Wells Fargo VT International Equity Fund (Class 1)	4,897	786
Wells Fargo VT Omega Growth Fund (Class 1)	130	9,683
AST Bond Portfolio 2022	1,110,616	2,846,083
AST Quantitative Modeling Portfolio	8,821,196	7,158,058
AST BlackRock Global Strategies Portfolio	15,834,654	17,833,331
Wells Fargo VT Opportunity Fund (Class 1)	524	3,684
AST Prudential Core Bond Portfolio	14,270,392	9,866,779
AST Bond Portfolio 2023	3,208	597,335
AST MFS Growth Allocation Portfolio	20,341,622	9,334,365
AST Western Asset Emerging Markets Debt Portfolio	288,179	106,145
AST MFS Large-Cap Value Portfolio	7,646,020	5,535,169
AST Bond Portfolio 2024	331,064	3,533,794
AST AQR Emerging Markets Equity Portfolio	778,519	430,866
AST ClearBridge Dividend Growth Portfolio	6,509,663	4,724,660
AST Multi-Sector Fixed Income Portfolio	400,998,134	17,414,331
AST AQR Large-Cap Portfolio	488,644	490,618
AST QMA Large-Cap Portfolio	512,060	240,518
AST Bond Portfolio 2025	452,689	2,336,800
AST T. Rowe Price Growth Opportunities Portfolio	80,170,646	5,306,292
AST Goldman Sachs Global Growth Allocation Portfolio	892,046	722,340
AST T. Rowe Price Diversified Real Growth Portfolio	2,788,755	982,298
AST Prudential Flexible Multi-Strategy Portfolio	2,174,239	1,198,494
AST Franklin Templeton K2 Global Absolute Return Portfolio	238,619	489,063
AST Managed Equity Portfolio	415,036	252,938
AST Managed Fixed Income Portfolio	1,039,708	1,085,173
AST FQ Absolute Return Currency Portfolio	31,334	49,450
AST Jennison Global Infrastructure Portfolio	242,679	247,536
AST PIMCO Dynamic Bond Portfolio	933,653	190,899
AST Legg Mason Diversified Growth Portfolio	14,436,625	4,127,100
AST Bond Portfolio 2026	6,043,647	14,318,262
AST AB Global Bond Portfolio	373,215	331,960
AST Goldman Sachs Global Income Portfolio	292,157	36,634
AST Morgan Stanley Multi-Asset Portfolio	19,313	384,334
AST Wellington Management Global Bond Portfolio	255,000	139,385

A89

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST Neuberger Berman Long/Short Portfolio	$401,511	$214,383
AST Wellington Management Real Total Return Portfolio	24,930	405,629
AST QMA International Core Equity Portfolio	286,678	243,083
AST Managed Alternatives Portfolio	455,243	276,893
AST Emerging Managers Diversified Portfolio	33,697	892,077
AST Columbia Adaptive Risk Allocation Portfolio	3,063	1,563,806
Blackrock Global Allocation V.I. Fund (Class III)	580,751	1,437,938
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	331,881	315,012
AST Bond Portfolio 2027	2,802,384	11,150,313
NVIT Emerging Markets Fund (Class D)	63,477	47,698
AST Bond Portfolio 2028	3,375,846	7,486,597
AST Bond Portfolio 2029	4,334,146	600,266
AST American Funds Growth Allocation Portfolio	42,831,583	1,554,049
AST Bond Portfolio 2030	7,036,756	5,072,782
AST BlackRock 80/20 Target Allocation ETF Portfolio	26,211,606	755,055
AST BlackRock 60/40 Target Allocation ETF Portfolio	17,377,012	139,952
AST Dimensional Global Core Allocation Portfolio	8,522	4

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and QMA LLC (formerly Quantitative Management Associates LLC), each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

A90

Note 6:	Related Party Transactions (Continued)

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

Note 7:	Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life of New Jersey and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life of New Jersey.

A91

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2019	4,620	$0.92	to	$9.84	$5,543	1.91%		1.00%	to	1.75%	0.17%	to	0.91%
December 31, 2018	5,292	$0.92	to	$9.75	$6,213	1.51%		1.00%	to	1.75%	-0.24%	to	0.52%
December 31, 2017	6,350	$0.92	to	$9.70	$7,457	0.55%		1.00%	to	1.75%	-1.19%	to	-0.44%
December 31, 2016	7,027	$0.93	to	$9.74	$8,291	0.09%		1.00%	to	1.75%	-1.58%	to	-0.90%
December 31, 2015	7,672	$0.94	to	$9.83	$9,166	0.00%	(1)	1.00%	to	1.80%	-1.85%	to	-0.99%

	Prudential Diversified Bond Portfolio
December 31, 2019	4,326	$2.40	to	$2.95	$12,762	0.00%		1.35%	to	1.65%	9.10%	to	9.42%
December 31, 2018	4,972	$2.20	to	$2.70	$13,399	0.00%		1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	5,697	$2.24	to	$2.74	$15,603	0.00%		1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	6,274	$2.12	to	$2.60	$16,285	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	7,285	$2.05	to	$2.50	$18,162	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%

	Prudential Equity Portfolio (Class I)
December 31, 2019	3,905	$2.70	to	$4.70	$17,364	0.00%		1.35%	to	1.80%	26.60%	to	27.17%
December 31, 2018	4,371	$2.13	to	$3.70	$15,238	0.00%		1.35%	to	1.80%	-6.55%	to	-6.13%
December 31, 2017	5,154	$2.28	to	$3.94	$19,207	0.00%		1.35%	to	1.80%	23.56%	to	24.11%
December 31, 2016	5,867	$1.84	to	$3.18	$17,601	0.00%		1.35%	to	1.80%	1.95%	to	2.39%
December 31, 2015	6,571	$1.80	to	$3.11	$19,282	0.00%		1.35%	to	1.80%	0.55%	to	0.99%

	Prudential Value Portfolio (Class I)
December 31, 2019	4,886	$2.54	to	$5.13	$19,106	0.00%		1.35%	to	1.80%	23.83%	to	24.38%
December 31, 2018	5,461	$2.05	to	$4.13	$17,214	0.00%		1.35%	to	1.80%	-11.48%	to	-11.09%
December 31, 2017	6,702	$2.32	to	$4.64	$24,414	0.00%		1.35%	to	1.80%	14.92%	to	15.43%
December 31, 2016	7,755	$2.02	to	$4.03	$24,239	0.00%		1.35%	to	1.80%	9.43%	to	9.92%
December 31, 2015	8,663	$1.84	to	$3.66	$24,661	0.00%		1.35%	to	1.80%	-9.82%	to	-9.42%

	Prudential High Yield Bond Portfolio
December 31, 2019	2,267	$2.70	to	$19.13	$11,776	0.00%		1.35%	to	1.80%	14.27%	to	14.78%
December 31, 2018	2,557	$2.36	to	$16.68	$11,646	2.95%		1.35%	to	1.80%	-3.02%	to	-2.58%
December 31, 2017	3,035	$2.43	to	$17.13	$14,230	6.09%		1.35%	to	1.80%	5.90%	to	6.39%
December 31, 2016	3,347	$2.29	to	$16.11	$14,952	6.43%		1.35%	to	1.80%	14.19%	to	14.69%
December 31, 2015	3,995	$2.00	to	$14.05	$15,391	6.19%		1.35%	to	1.80%	-4.17%	to	-3.74%

	Prudential Stock Index Portfolio
December 31, 2019	5,676	$2.29	to	$12.34	$32,340	0.00%		0.48%	to	1.95%	8.05%	to	30.35%
December 31, 2018	5,460	$1.77	to	$9.47	$20,531	0.00%		0.55%	to	1.95%	-6.26%	to	-4.55%
December 31, 2017	5,984	$1.89	to	$4.31	$22,041	1.59%		1.35%	to	1.75%	19.38%	to	19.85%
December 31, 2016	6,973	$1.58	to	$3.60	$21,657	1.84%		1.35%	to	1.75%	9.92%	to	10.34%
December 31, 2015	7,938	$1.43	to	$3.26	$22,239	1.49%		1.35%	to	1.75%	-0.56%	to	-0.16%

	Prudential Global Portfolio
December 31, 2019	1,263	$1.77	to	$3.86	$4,321	0.00%		1.40%	to	1.75%	28.15%	to	28.59%
December 31, 2018	1,456	$1.38	to	$3.00	$3,779	0.00%		1.40%	to	1.75%	-8.92%	to	-8.60%
December 31, 2017	1,895	$1.51	to	$3.28	$5,464	0.00%		1.40%	to	1.75%	22.70%	to	23.12%
December 31, 2016	2,057	$1.23	to	$2.67	$4,846	0.00%		1.35%	to	1.75%	2.65%	to	3.06%
December 31, 2015	2,247	$1.19	to	$2.59	$5,125	0.00%		1.35%	to	1.80%	0.56%	to	1.01%

	Prudential Jennison Portfolio (Class I)
December 31, 2019	4,496	$2.25	to	$6.56	$25,179	0.00%		1.35%	to	1.80%	30.99%	to	31.57%
December 31, 2018	5,052	$1.71	to	$4.99	$21,649	0.00%		1.35%	to	1.80%	-2.54%	to	-2.11%
December 31, 2017	6,090	$1.75	to	$5.10	$26,906	0.00%		1.35%	to	1.80%	34.29%	to	34.88%
December 31, 2016	7,092	$1.30	to	$3.78	$23,229	0.00%		1.35%	to	1.80%	-2.64%	to	-2.22%
December 31, 2015	8,014	$1.34	to	$3.87	$26,666	0.00%		1.35%	to	1.80%	9.51%	to	10.00%

	Prudential Small Capitalization Stock Portfolio
December 31, 2019	925	$5.28	to	$10.80	$7,261	0.00%		0.48%	to	1.90%	4.55%	to	21.75%
December 31, 2018	832	$4.37	to	$8.87	$5,004	0.00%		0.55%	to	1.90%	-11.25%	to	-9.95%
December 31, 2017	760	$4.85	to	$5.97	$4,531	0.00%		1.35%	to	1.40%	11.44%	to	11.50%
December 31, 2016	843	$4.35	to	$5.36	$4,487	0.00%		1.35%	to	1.40%	24.76%	to	24.82%
December 31, 2015	947	$3.49	to	$4.29	$4,041	0.00%		1.35%	to	1.40%	-3.64%	to	-3.58%

A92

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	T. Rowe Price International Stock Portfolio
December 31, 2019	748	$2.15	to	$2.15	$1,607	2.39%	1.40%	to	1.40%	26.00%	to	26.00%
December 31, 2018	822	$1.71	to	$1.71	$1,401	1.33%	1.40%	to	1.40%	-15.40%	to	-15.40%
December 31, 2017	921	$2.02	to	$2.02	$1,857	1.12%	1.40%	to	1.40%	26.12%	to	26.12%
December 31, 2016	996	$1.60	to	$1.60	$1,593	1.04%	1.40%	to	1.40%	0.72%	to	0.72%
December 31, 2015	1,075	$1.21	to	$1.59	$1,706	0.92%	1.35%	to	1.40%	-2.28%	to	-2.23%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2019	1,408	$3.01	to	$4.48	$6,314	2.32%	1.35%	to	1.40%	24.65%	to	24.71%
December 31, 2018	1,464	$2.41	to	$3.60	$5,269	1.98%	1.35%	to	1.40%	-10.76%	to	-10.71%
December 31, 2017	1,672	$2.70	to	$4.03	$6,739	1.73%	1.35%	to	1.40%	14.42%	to	14.48%
December 31, 2016	1,844	$2.36	to	$3.52	$6,453	2.31%	1.35%	to	1.40%	17.53%	to	17.59%
December 31, 2015	2,066	$2.01	to	$3.00	$6,158	1.80%	1.35%	to	1.40%	-8.14%	to	-8.10%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2019	2,127	$1.80	to	$3.49	$7,417	0.94%	1.40%	to	1.65%	26.87%	to	27.18%
December 31, 2018	2,291	$1.42	to	$2.75	$6,284	0.88%	1.40%	to	1.65%	-10.88%	to	-10.66%
December 31, 2017	2,559	$1.59	to	$3.08	$7,854	1.03%	1.40%	to	1.65%	11.34%	to	11.62%
December 31, 2016	2,877	$1.43	to	$2.76	$7,913	0.75%	1.40%	to	1.65%	8.48%	to	8.75%
December 31, 2015	3,193	$1.32	to	$2.53	$8,076	1.12%	1.40%	to	1.65%	-7.29%	to	-7.07%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2019	1,322	$2.12	to	$4.25	$5,598	0.46%	1.35%	to	1.40%	33.65%	to	33.72%
December 31, 2018	1,399	$1.50	to	$3.18	$4,434	0.53%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	1,625	$1.57	to	$3.31	$5,355	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	1,822	$1.24	to	$2.62	$4,762	0.54%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	1,976	$1.26	to	$2.65	$5,209	0.62%	1.35%	to	1.65%	3.63%	to	3.94%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2019	1,227	$2.05	to	$3.78	$4,591	1.90%	1.35%	to	1.65%	24.96%	to	25.33%
December 31, 2018	1,335	$1.64	to	$3.02	$3,990	1.74%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	1,421	$1.96	to	$3.60	$5,067	1.65%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	1,645	$1.52	to	$2.78	$4,518	5.06%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	1,734	$1.65	to	$3.01	$5,143	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%

	MFS® Research Series (Initial Class)
December 31, 2019	369	$4.27	to	$4.27	$1,576	0.78%	1.40%	to	1.40%	31.11%	to	31.11%
December 31, 2018	387	$3.26	to	$3.26	$1,262	0.69%	1.40%	to	1.40%	-5.70%	to	-5.70%
December 31, 2017	423	$3.46	to	$3.46	$1,462	1.34%	1.40%	to	1.40%	21.67%	to	21.67%
December 31, 2016	497	$2.84	to	$2.84	$1,412	0.77%	1.40%	to	1.40%	7.24%	to	7.24%
December 31, 2015	555	$2.65	to	$2.65	$1,470	0.72%	1.40%	to	1.40%	-0.59%	to	-0.59%

	MFS® Growth Series (Initial Class)
December 31, 2019	1,331	$2.97	to	$5.32	$7,084	0.00%	1.35%	to	1.40%	36.24%	to	36.31%
December 31, 2018	1,421	$2.06	to	$3.91	$5,550	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	1,744	$2.04	to	$3.86	$6,727	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	1,932	$1.58	to	$2.98	$5,752	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	2,093	$1.56	to	$2.95	$6,166	0.15%	1.35%	to	1.65%	5.81%	to	6.12%

	American Century VP Value Fund (Class I)
December 31, 2019	430	$3.77	to	$4.40	$1,890	2.11%	1.35%	to	1.40%	25.28%	to	25.34%
December 31, 2018	478	$2.85	to	$3.51	$1,677	1.65%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	525	$3.19	to	$3.92	$2,055	1.63%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	639	$2.98	to	$3.65	$2,317	1.73%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	702	$2.51	to	$3.07	$2,144	2.11%	1.35%	to	1.65%	-5.45%	to	-5.16%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2019	541	$2.27	to	$4.00	$2,145	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
December 31, 2018	610	$1.75	to	$3.09	$1,868	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	910	$1.88	to	$3.31	$2,990	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	976	$1.58	to	$2.76	$2,682	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	1,038	$1.54	to	$2.69	$2,775	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%

A93

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2019	821	$3.63	to	$3.94	$3,231	0.00%	1.35%	to	1.65%	26.83%	to	27.21%
December 31, 2018	945	$2.87	to	$3.09	$2,921	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	1,058	$3.08	to	$3.32	$3,500	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	1,190	$2.40	to	$2.58	$3,064	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	1,431	$2.40	to	$2.58	$3,678	0.00%	1.35%	to	1.65%	4.54%	to	4.86%

	Davis Value Portfolio
December 31, 2019	507	$2.34	to	$2.37	$1,189	1.40%	1.35%	to	1.40%	29.36%	to	29.42%
December 31, 2018	721	$1.81	to	$1.83	$1,307	0.76%	1.35%	to	1.40%	-14.80%	to	-14.76%
December 31, 2017	935	$2.13	to	$2.15	$1,990	0.74%	1.35%	to	1.40%	20.94%	to	21.00%
December 31, 2016	1,081	$1.76	to	$1.77	$1,902	1.23%	1.35%	to	1.40%	10.34%	to	10.39%
December 31, 2015	1,240	$1.59	to	$1.61	$1,977	0.77%	1.35%	to	1.40%	0.19%	to	0.24%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2019	224	$1.98	to	$1.98	$443	0.00%	1.40%	to	1.40%	32.51%	to	32.51%
December 31, 2018	254	$1.49	to	$1.49	$379	0.00%	1.40%	to	1.40%	0.90%	to	0.90%
December 31, 2017	563	$1.48	to	$1.48	$833	0.00%	1.40%	to	1.40%	29.86%	to	29.86%
December 31, 2016	683	$1.14	to	$1.14	$779	0.00%	1.40%	to	1.40%	0.95%	to	0.95%
December 31, 2015	692	$1.13	to	$1.13	$782	0.00%	1.40%	to	1.40%	9.32%	to	9.32%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2019	1,958	$2.81	to	$3.79	$7,009	0.00%	1.35%	to	1.80%	20.61%	to	21.15%
December 31, 2018	2,086	$2.33	to	$3.13	$6,185	0.00%	1.35%	to	1.80%	-15.33%	to	-14.95%
December 31, 2017	2,332	$2.75	to	$3.69	$8,142	0.00%	1.35%	to	1.80%	10.22%	to	10.70%
December 31, 2016	2,654	$2.50	to	$3.33	$8,385	0.00%	1.35%	to	1.80%	23.25%	to	23.79%
December 31, 2015	3,128	$2.03	to	$2.69	$7,996	0.00%	1.35%	to	1.80%	-7.04%	to	-6.62%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2019	194	$1.66	to	$3.73	$527	0.31%	1.40%	to	1.75%	32.90%	to	33.36%
December 31, 2018	202	$1.25	to	$2.79	$413	0.35%	1.40%	to	1.75%	-4.52%	to	-4.19%
December 31, 2017	227	$1.30	to	$2.92	$486	0.24%	1.40%	to	1.75%	25.37%	to	25.80%
December 31, 2016	251	$1.04	to	$2.32	$427	0.38%	1.40%	to	1.75%	-1.45%	to	-1.10%
December 31, 2015	283	$1.05	to	$2.34	$468	0.47%	1.40%	to	1.75%	3.27%	to	3.63%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2019	1,596	$2.60	to	$5.80	$6,881	0.00%	1.35%	to	1.80%	35.27%	to	35.88%
December 31, 2018	1,768	$1.92	to	$4.27	$5,686	0.00%	1.35%	to	1.80%	-9.48%	to	-9.08%
December 31, 2017	2,026	$2.12	to	$4.70	$7,242	0.00%	1.35%	to	1.80%	20.27%	to	20.81%
December 31, 2016	2,245	$1.76	to	$3.89	$6,710	0.00%	1.35%	to	1.80%	2.48%	to	2.93%
December 31, 2015	2,621	$1.71	to	$3.78	$7,527	0.00%	1.35%	to	1.80%	-4.09%	to	-3.66%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2019	826	$1.21	to	$3.01	$1,845	0.00%	1.35%	to	1.80%	30.04%	to	30.62%
December 31, 2018	965	$0.93	to	$2.30	$1,629	0.00%	1.35%	to	1.80%	-14.37%	to	-13.98%
December 31, 2017	1,093	$1.08	to	$2.68	$2,110	0.00%	1.35%	to	1.80%	33.42%	to	34.00%
December 31, 2016	1,283	$0.81	to	$2.00	$1,815	0.00%	1.35%	to	1.80%	-5.28%	to	-4.86%
December 31, 2015	1,379	$0.85	to	$2.10	$2,065	0.00%	1.35%	to	1.80%	1.54%	to	1.98%

	AST Goldman Sachs Large-Cap Value Portfolio (Merged April 26, 2019)
December 31, 2019	—	$12.72	to	$24.15	$—	0.00%	0.55%	to	2.85%	13.85%	to	14.70%
December 31, 2018	3,117	$11.10	to	$21.15	$50,930	0.00%	0.55%	to	2.85%	-11.15%	to	-9.03%
December 31, 2017	3,729	$12.25	to	$23.57	$67,828	0.00%	0.55%	to	2.85%	6.63%	to	9.14%
December 31, 2016	2,985	$11.25	to	$21.90	$50,303	0.00%	0.55%	to	2.85%	8.37%	to	10.93%
December 31, 2015	3,144	$10.18	to	$20.01	$48,225	0.00%	0.55%	to	2.85%	-7.34%	to	6.09%

	AST Cohen & Steers Realty Portfolio
December 31, 2019	1,279	$10.22	to	$37.33	$30,263	0.00%	0.35%	to	2.85%	1.14%	to	30.49%
December 31, 2018	1,360	$10.86	to	$29.01	$25,132	0.00%	0.55%	to	2.85%	-7.48%	to	-5.28%
December 31, 2017	1,478	$11.50	to	$31.05	$29,303	0.00%	0.55%	to	2.85%	3.23%	to	5.66%
December 31, 2016	1,423	$10.92	to	$29.79	$27,148	0.00%	0.55%	to	2.85%	1.84%	to	4.24%
December 31, 2015	1,351	$10.51	to	$28.98	$25,076	0.00%	0.55%	to	2.85%	1.86%	to	10.36%
A94

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2019	11,394	$13.14	to	$17.59	$167,939	0.00%	0.55%	to	2.85%	11.34%	to	13.98%
December 31, 2018	11,259	$11.64	to	$15.56	$147,331	0.00%	0.55%	to	2.85%	-7.84%	to	-5.65%
December 31, 2017	12,622	$12.45	to	$16.63	$177,660	0.00%	0.55%	to	2.85%	8.95%	to	11.53%
December 31, 2016	13,084	$11.26	to	$15.04	$167,396	0.00%	0.55%	to	2.85%	0.89%	to	3.27%
December 31, 2015	13,597	$11.01	to	$14.68	$170,786	0.00%	0.55%	to	2.85%	-3.03%	to	-0.73%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2019	4,342	$10.60	to	$24.14	$77,915	0.00%	0.48%	to	2.85%	6.16%	to	25.28%
December 31, 2018	962	$10.15	to	$19.53	$13,956	0.00%	0.55%	to	2.70%	-12.16%	to	-10.21%
December 31, 2017	853	$11.32	to	$22.06	$14,172	0.00%	0.55%	to	2.70%	13.41%	to	15.91%
December 31, 2016	817	$9.78	to	$19.29	$11,983	0.00%	0.55%	to	2.70%	3.27%	to	5.55%
December 31, 2015	871	$9.28	to	$18.53	$12,193	0.00%	0.55%	to	2.70%	-8.60%	to	-6.58%

	AST High Yield Portfolio
December 31, 2019	2,022	$10.24	to	$20.46	$32,616	0.00%	0.35%	to	2.85%	2.23%	to	14.66%
December 31, 2018	1,997	$11.29	to	$18.09	$28,532	0.00%	0.55%	to	2.85%	-4.79%	to	-2.53%
December 31, 2017	2,026	$11.59	to	$18.82	$29,968	0.00%	0.55%	to	2.85%	4.42%	to	6.88%
December 31, 2016	1,860	$10.86	to	$17.85	$26,105	0.00%	0.55%	to	2.85%	12.12%	to	14.76%
December 31, 2015	1,944	$9.48	to	$15.77	$24,161	0.00%	0.55%	to	2.85%	-6.31%	to	-3.24%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2019	822	$10.90	to	$37.13	$20,944	0.00%	0.48%	to	2.70%	8.73%	to	35.73%
December 31, 2018	772	$10.82	to	$27.73	$14,871	0.00%	0.55%	to	2.70%	-13.27%	to	-11.34%
December 31, 2017	865	$12.22	to	$31.72	$19,309	0.00%	0.55%	to	2.70%	24.25%	to	26.99%
December 31, 2016	865	$9.64	to	$25.32	$15,464	0.00%	0.55%	to	2.70%	4.80%	to	7.11%
December 31, 2015	957	$9.67	to	$23.97	$16,131	0.00%	0.55%	to	2.85%	-1.55%	to	1.00%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2019	448	$10.22	to	$29.48	$9,383	0.00%	0.35%	to	2.70%	1.67%	to	18.49%
December 31, 2018	437	$10.58	to	$25.23	$7,800	0.00%	0.55%	to	2.70%	-18.79%	to	-16.99%
December 31, 2017	496	$12.78	to	$30.81	$10,792	0.00%	0.55%	to	2.70%	15.34%	to	17.88%
December 31, 2016	540	$10.88	to	$26.50	$10,080	0.00%	0.55%	to	2.70%	10.93%	to	13.37%
December 31, 2015	588	$9.63	to	$23.70	$9,799	0.00%	0.55%	to	2.85%	-9.27%	to	0.53%

	AST Small-Cap Value Portfolio
December 31, 2019	734	$10.61	to	$29.03	$15,038	0.00%	0.48%	to	2.85%	5.76%	to	21.31%
December 31, 2018	708	$11.20	to	$24.26	$12,086	0.00%	0.55%	to	2.85%	-19.45%	to	-17.53%
December 31, 2017	805	$13.62	to	$29.83	$16,837	0.00%	0.55%	to	2.85%	4.30%	to	6.76%
December 31, 2016	774	$12.80	to	$28.33	$15,415	0.00%	0.55%	to	2.85%	25.53%	to	28.49%
December 31, 2015	731	$9.99	to	$22.35	$11,604	0.00%	0.55%	to	2.85%	-7.04%	to	4.08%

	AST Mid-Cap Growth Portfolio
December 31, 2019	2,651	$10.39	to	$34.61	$66,740	0.00%	0.35%	to	2.85%	3.60%	to	29.44%
December 31, 2018	2,750	$11.84	to	$27.11	$54,321	0.00%	0.55%	to	2.85%	-7.09%	to	-4.88%
December 31, 2017	3,009	$12.49	to	$28.89	$63,557	0.00%	0.55%	to	2.85%	23.48%	to	26.39%
December 31, 2016	3,115	$9.91	to	$23.18	$52,769	0.00%	0.55%	to	2.85%	-1.25%	to	1.09%
December 31, 2015	3,314	$9.83	to	$23.25	$56,160	0.00%	0.55%	to	2.85%	-8.37%	to	2.12%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2019	1,732	$10.67	to	$31.02	$38,666	0.00%	0.35%	to	2.85%	6.16%	to	28.81%
December 31, 2018	1,743	$11.60	to	$24.42	$30,541	0.00%	0.55%	to	2.85%	-16.61%	to	-14.63%
December 31, 2017	1,683	$13.63	to	$29.00	$34,897	0.00%	0.55%	to	2.45%	16.28%	to	18.54%
December 31, 2016	1,645	$11.53	to	$24.81	$29,101	0.00%	0.55%	to	2.45%	16.96%	to	19.23%
December 31, 2015	1,715	$9.70	to	$21.09	$25,607	0.00%	0.55%	to	2.85%	-10.46%	to	1.55%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2019	1,897	$10.76	to	$41.81	$58,793	0.00%	0.48%	to	2.85%	8.21%	to	30.91%
December 31, 2018	1,915	$14.30	to	$32.38	$46,002	0.00%	0.55%	to	2.85%	-5.48%	to	-3.23%
December 31, 2017	2,374	$14.82	to	$33.93	$59,639	0.00%	0.55%	to	2.85%	29.21%	to	32.26%
December 31, 2016	2,615	$11.24	to	$26.01	$50,429	0.00%	0.55%	to	2.85%	2.57%	to	5.00%
December 31, 2015	2,625	$10.74	to	$25.11	$48,900	0.00%	0.55%	to	2.85%	6.94%	to	11.97%

A95

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST MFS Growth Portfolio
December 31, 2019	809	$10.72	to	$39.33	$24,748	0.00%	0.35%	to	2.45%	7.58%	to	37.02%
December 31, 2018	763	$13.95	to	$29.10	$17,359	0.00%	0.55%	to	2.70%	-0.62%	to	1.59%
December 31, 2017	764	$13.78	to	$29.05	$17,631	0.00%	0.55%	to	2.70%	27.19%	to	29.99%
December 31, 2016	776	$10.63	to	$22.66	$13,999	0.00%	0.55%	to	2.70%	-0.83%	to	1.35%
December 31, 2015	737	$10.53	to	$22.66	$13,390	0.00%	0.55%	to	2.85%	4.17%	to	9.59%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2019	1,556	$10.44	to	$33.24	$33,972	0.00%	0.48%	to	2.85%	4.52%	to	20.35%
December 31, 2018	1,470	$10.61	to	$28.00	$27,101	0.00%	0.55%	to	2.85%	-18.84%	to	-16.90%
December 31, 2017	1,638	$12.81	to	$34.17	$36,903	0.00%	0.55%	to	2.85%	10.56%	to	13.16%
December 31, 2016	1,524	$11.35	to	$30.61	$31,209	0.00%	0.55%	to	2.85%	14.87%	to	17.58%
December 31, 2015	1,466	$9.69	to	$26.40	$25,865	0.00%	0.55%	to	2.85%	-8.33%	to	1.07%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2019	2,326	$9.39	to	$12.46	$24,434	0.00%	0.48%	to	2.25%	0.70%	to	4.05%
December 31, 2018	2,033	$9.14	to	$12.05	$20,603	0.00%	0.55%	to	2.30%	-1.58%	to	0.19%
December 31, 2017	2,081	$9.17	to	$12.10	$21,184	0.00%	0.55%	to	2.45%	-0.78%	to	1.15%
December 31, 2016	1,750	$9.25	to	$12.03	$17,746	0.00%	0.55%	to	2.45%	-0.85%	to	1.08%
December 31, 2015	1,644	$9.32	to	$11.97	$16,588	0.00%	0.55%	to	2.45%	-1.98%	to	-0.07%

	AST QMA US Equity Alpha Portfolio
December 31, 2019	1,169	$10.81	to	$38.35	$33,140	0.00%	0.48%	to	2.70%	8.35%	to	23.78%
December 31, 2018	1,138	$13.04	to	$31.42	$26,070	0.00%	0.55%	to	2.70%	-10.71%	to	-8.72%
December 31, 2017	1,143	$14.33	to	$34.90	$28,835	0.00%	0.55%	to	2.45%	19.26%	to	21.58%
December 31, 2016	1,042	$11.82	to	$29.10	$22,155	0.00%	0.55%	to	2.45%	12.04%	to	14.21%
December 31, 2015	945	$10.39	to	$25.83	$17,758	0.00%	0.55%	to	2.45%	0.55%	to	8.03%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2019	2,634	$8.49	to	$14.29	$27,208	0.00%	0.48%	to	2.70%	4.54%	to	16.22%
December 31, 2018	2,264	$7.33	to	$12.40	$20,246	0.00%	0.55%	to	2.70%	-18.92%	to	-17.11%
December 31, 2017	2,762	$8.87	to	$15.09	$30,002	0.00%	0.55%	to	2.70%	7.34%	to	9.70%
December 31, 2016	2,692	$8.11	to	$13.87	$26,931	0.00%	0.55%	to	2.70%	21.26%	to	23.93%
December 31, 2015	2,763	$6.56	to	$11.28	$22,535	0.00%	0.55%	to	2.70%	-21.43%	to	0.94%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2019	66,787	$15.39	to	$22.74	$1,195,684	0.00%	0.55%	to	2.85%	17.40%	to	20.18%
December 31, 2018	68,596	$12.92	to	$19.18	$1,037,327	0.00%	0.55%	to	2.85%	-8.04%	to	-5.85%
December 31, 2017	73,973	$13.85	to	$20.66	$1,206,523	0.00%	0.55%	to	2.85%	12.13%	to	14.77%
December 31, 2016	75,755	$12.18	to	$18.25	$1,092,303	0.00%	0.55%	to	2.85%	4.49%	to	6.95%
December 31, 2015	75,978	$11.49	to	$17.30	$1,040,968	0.00%	0.55%	to	2.85%	-2.81%	to	-0.51%

	AST MFS Global Equity Portfolio
December 31, 2019	1,615	$10.53	to	$29.94	$36,538	0.00%	0.35%	to	2.85%	6.47%	to	29.24%
December 31, 2018	1,710	$11.72	to	$23.49	$30,215	0.00%	0.55%	to	2.85%	-12.15%	to	-10.05%
December 31, 2017	1,835	$13.07	to	$26.48	$36,466	0.00%	0.55%	to	2.85%	20.32%	to	23.16%
December 31, 2016	1,738	$10.65	to	$21.80	$28,494	0.00%	0.55%	to	2.85%	4.07%	to	6.52%
December 31, 2015	1,697	$10.03	to	$20.75	$26,340	0.00%	0.55%	to	2.85%	-4.27%	to	3.91%

	AST J.P. Morgan International Equity Portfolio
December 31, 2019	1,837	$12.64	to	$19.39	$26,684	0.00%	0.55%	to	2.70%	23.79%	to	26.52%
December 31, 2018	1,838	$10.11	to	$15.54	$21,142	0.00%	0.55%	to	2.70%	-19.71%	to	-17.92%
December 31, 2017	1,959	$12.48	to	$19.20	$27,796	0.00%	0.55%	to	2.70%	26.14%	to	28.92%
December 31, 2016	1,912	$9.80	to	$15.10	$21,272	0.00%	0.55%	to	2.70%	-0.81%	to	1.37%
December 31, 2015	1,946	$9.78	to	$15.10	$21,587	0.00%	0.55%	to	2.70%	-5.42%	to	-3.33%

	AST Templeton Global Bond Portfolio
December 31, 2019	1,541	$8.81	to	$12.61	$15,926	0.00%	0.48%	to	2.85%	-1.29%	to	1.05%
December 31, 2018	1,384	$8.92	to	$12.55	$14,210	0.00%	0.55%	to	2.85%	-0.92%	to	1.44%
December 31, 2017	1,577	$9.01	to	$12.45	$16,051	0.00%	0.55%	to	2.85%	-0.86%	to	1.48%
December 31, 2016	1,412	$9.08	to	$12.34	$14,302	0.00%	0.55%	to	2.85%	1.39%	to	3.78%
December 31, 2015	1,447	$8.96	to	$11.96	$14,209	0.00%	0.55%	to	2.85%	-7.34%	to	3.76%

A96

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Wellington Management Hedged Equity Portfolio
December 31, 2019	10,000	$13.52	to	$22.66	$151,270	0.00%	0.55%	to	2.85%	17.12%	to	19.89%
December 31, 2018	9,607	$11.54	to	$19.16	$122,382	0.00%	0.55%	to	2.85%	-7.72%	to	-5.52%
December 31, 2017	10,483	$12.51	to	$20.56	$142,719	0.00%	0.55%	to	2.85%	10.37%	to	12.97%
December 31, 2016	10,414	$11.33	to	$18.45	$126,793	0.00%	0.55%	to	2.85%	3.50%	to	5.94%
December 31, 2015	10,527	$10.95	to	$17.66	$122,261	0.00%	0.55%	to	2.85%	-3.46%	to	-1.18%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2019	41,084	$16.53	to	$24.35	$763,571	0.00%	0.55%	to	2.85%	18.76%	to	21.58%
December 31, 2018	40,025	$13.72	to	$20.31	$621,582	0.00%	0.55%	to	2.85%	-8.91%	to	-6.74%
December 31, 2017	42,944	$14.85	to	$22.08	$726,878	0.00%	0.55%	to	2.85%	14.54%	to	17.24%
December 31, 2016	41,918	$12.78	to	$19.09	$614,943	0.00%	0.55%	to	2.85%	3.80%	to	6.25%
December 31, 2015	41,418	$12.14	to	$18.22	$581,755	0.00%	0.55%	to	2.85%	-2.33%	to	-0.02%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2019	19,467	$12.46	to	$17.44	$271,525	0.00%	0.55%	to	2.85%	12.75%	to	15.42%
December 31, 2018	18,241	$10.90	to	$15.32	$222,318	0.00%	0.55%	to	2.85%	-10.77%	to	-8.64%
December 31, 2017	23,441	$12.04	to	$17.01	$317,415	0.00%	0.55%	to	2.85%	9.39%	to	11.97%
December 31, 2016	24,273	$10.85	to	$15.40	$297,040	0.00%	0.55%	to	2.85%	3.31%	to	5.75%
December 31, 2015	26,419	$10.35	to	$14.76	$309,924	0.00%	0.55%	to	2.85%	-5.98%	to	-3.75%

	AST Balanced Asset Allocation Portfolio
December 31, 2019	43,887	$11.03	to	$21.65	$762,061	0.00%	0.35%	to	2.85%	10.20%	to	18.76%
December 31, 2018	44,995	$12.98	to	$18.48	$667,892	0.00%	0.55%	to	2.85%	-7.66%	to	-5.46%
December 31, 2017	48,857	$13.86	to	$19.82	$778,162	0.00%	0.55%	to	2.85%	11.64%	to	14.28%
December 31, 2016	50,063	$12.23	to	$17.59	$708,457	0.00%	0.55%	to	2.85%	3.28%	to	5.71%
December 31, 2015	51,044	$11.68	to	$16.87	$693,958	0.00%	0.55%	to	2.85%	-2.39%	to	-0.08%

	AST Preservation Asset Allocation Portfolio
December 31, 2019	31,603	$13.31	to	$17.70	$475,783	0.00%	0.55%	to	2.85%	11.47%	to	14.11%
December 31, 2018	32,524	$11.77	to	$15.72	$433,759	0.00%	0.55%	to	2.85%	-5.62%	to	-3.38%
December 31, 2017	36,076	$12.29	to	$16.50	$505,272	0.00%	0.55%	to	2.85%	7.00%	to	9.53%
December 31, 2016	35,110	$11.32	to	$15.27	$457,043	0.00%	0.55%	to	2.85%	2.53%	to	4.95%
December 31, 2015	36,445	$10.89	to	$14.76	$458,433	0.00%	0.55%	to	2.85%	-2.71%	to	-0.41%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2019	25,119	$13.63	to	$20.32	$394,718	0.00%	0.85%	to	2.85%	16.58%	to	18.98%
December 31, 2018	25,093	$11.63	to	$17.27	$335,136	0.00%	0.55%	to	2.85%	-10.39%	to	-8.25%
December 31, 2017	27,846	$12.92	to	$19.08	$410,656	0.00%	0.55%	to	2.85%	13.16%	to	15.83%
December 31, 2016	28,026	$11.35	to	$16.70	$362,213	0.00%	0.55%	to	2.85%	1.29%	to	3.68%
December 31, 2015	27,216	$10.85	to	$16.33	$345,930	0.00%	0.55%	to	2.85%	-1.89%	to	0.44%

	AST Prudential Growth Allocation Portfolio
December 31, 2019	65,525	$14.36	to	$22.61	$1,168,279	0.00%	0.55%	to	2.85%	15.78%	to	18.52%
December 31, 2018	64,493	$12.34	to	$19.34	$981,859	0.00%	0.55%	to	2.85%	-10.24%	to	-8.11%
December 31, 2017	74,417	$13.67	to	$21.34	$1,248,726	0.00%	0.55%	to	2.85%	12.80%	to	15.46%
December 31, 2016	44,092	$12.06	to	$18.74	$649,227	0.00%	0.55%	to	2.85%	6.96%	to	9.49%
December 31, 2015	44,717	$10.78	to	$17.35	$610,546	0.00%	0.55%	to	2.85%	-3.45%	to	-1.16%

	AST Advanced Strategies Portfolio
December 31, 2019	36,240	$15.66	to	$23.73	$658,749	0.00%	0.55%	to	2.85%	18.39%	to	21.19%
December 31, 2018	37,243	$13.04	to	$19.85	$567,375	0.00%	0.55%	to	2.85%	-8.58%	to	-6.41%
December 31, 2017	41,197	$14.06	to	$21.51	$680,482	0.00%	0.55%	to	2.85%	13.60%	to	16.28%
December 31, 2016	42,484	$12.20	to	$18.75	$612,274	0.00%	0.55%	to	2.85%	4.06%	to	6.52%
December 31, 2015	43,453	$11.56	to	$17.85	$596,745	0.00%	0.55%	to	2.85%	-2.07%	to	0.25%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2019	3,187	$10.74	to	$46.89	$106,330	0.00%	0.35%	to	2.85%	7.75%	to	27.52%
December 31, 2018	3,097	$15.05	to	$37.28	$84,917	0.00%	0.55%	to	2.85%	0.89%	to	3.29%
December 31, 2017	3,188	$14.62	to	$36.60	$86,682	0.00%	0.55%	to	2.85%	33.97%	to	37.13%
December 31, 2016	3,130	$10.69	to	$27.06	$63,382	0.00%	0.55%	to	2.85%	-0.22%	to	2.13%
December 31, 2015	3,269	$10.50	to	$26.86	$65,667	0.00%	0.55%	to	2.85%	6.46%	to	9.50%

A97

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Government Money Market Portfolio
December 31, 2019	2,484	$8.11	to	$10.02	$23,074	1.68%	0.48%	to	2.45%	-0.80%	to	1.13%
December 31, 2018	2,871	$8.17	to	$9.92	$26,432	1.32%	0.55%	to	2.45%	-1.20%	to	0.74%
December 31, 2017	1,958	$8.08	to	$9.86	$17,759	0.34%	0.55%	to	2.55%	-2.15%	to	-0.21%
December 31, 2016	2,162	$8.25	to	$9.90	$19,816	0.00%	0.55%	to	2.55%	-2.48%	to	-0.56%
December 31, 2015	1,773	$8.46	to	$9.97	$16,358	0.00%	0.55%	to	2.85%	-2.85%	to	-0.26%

	AST Small-Cap Growth Portfolio
December 31, 2019	1,038	$10.38	to	$38.45	$27,923	0.00%	0.35%	to	2.85%	3.62%	to	29.40%
December 31, 2018	1,038	$11.94	to	$30.13	$22,087	0.00%	0.55%	to	2.85%	-11.03%	to	-8.91%
December 31, 2017	1,070	$13.15	to	$33.54	$25,377	0.00%	0.55%	to	2.85%	20.39%	to	23.24%
December 31, 2016	1,134	$10.70	to	$27.59	$22,257	0.00%	0.55%	to	2.85%	8.89%	to	11.46%
December 31, 2015	1,209	$9.64	to	$25.10	$21,630	0.00%	0.55%	to	2.85%	-2.09%	to	0.23%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2019	15,500	$10.13	to	$15.79	$191,075	0.00%	0.35%	to	2.85%	0.97%	to	8.62%
December 31, 2018	15,039	$9.94	to	$14.62	$171,480	0.00%	0.55%	to	2.85%	-3.51%	to	-1.21%
December 31, 2017	17,408	$10.15	to	$14.89	$203,122	0.00%	0.55%	to	2.85%	1.40%	to	3.79%
December 31, 2016	16,578	$9.87	to	$14.43	$188,386	0.00%	0.55%	to	2.85%	1.26%	to	3.66%
December 31, 2015	17,618	$9.61	to	$14.00	$195,239	0.00%	0.55%	to	2.85%	-4.90%	to	-1.67%

	AST International Value Portfolio
December 31, 2019	1,154	$10.53	to	$17.12	$14,999	0.00%	0.48%	to	2.70%	7.85%	to	19.36%
December 31, 2018	1,024	$8.93	to	$14.54	$11,239	0.00%	0.55%	to	2.70%	-18.41%	to	-16.60%
December 31, 2017	1,067	$10.84	to	$17.68	$14,123	0.00%	0.55%	to	2.70%	19.51%	to	22.14%
December 31, 2016	1,019	$8.98	to	$14.68	$11,047	0.00%	0.55%	to	2.70%	-2.13%	to	0.03%
December 31, 2015	978	$9.08	to	$14.88	$10,620	0.00%	0.55%	to	2.70%	-9.67%	to	2.47%

	AST International Growth Portfolio
December 31, 2019	1,444	$10.89	to	$22.75	$24,732	0.00%	0.48%	to	2.55%	10.22%	to	31.38%
December 31, 2018	1,476	$10.39	to	$17.56	$19,291	0.00%	0.55%	to	2.55%	-15.50%	to	-13.81%
December 31, 2017	1,388	$12.16	to	$20.65	$21,230	0.00%	0.55%	to	2.55%	32.07%	to	34.68%
December 31, 2016	1,400	$9.09	to	$15.55	$15,906	0.00%	0.55%	to	2.55%	-6.17%	to	-4.31%
December 31, 2015	1,421	$9.57	to	$16.47	$16,885	0.00%	0.55%	to	2.85%	0.21%	to	7.39%

	AST Investment Grade Bond Portfolio
December 31, 2019	7,404	$11.08	to	$18.19	$109,751	0.00%	0.55%	to	2.25%	8.73%	to	10.62%
December 31, 2018	50,427	$10.16	to	$16.54	$611,859	0.00%	0.55%	to	2.25%	-2.52%	to	-0.82%
December 31, 2017	6,925	$10.39	to	$16.78	$94,733	0.00%	0.85%	to	2.25%	1.97%	to	3.43%
December 31, 2016	18,562	$10.16	to	$16.27	$239,554	0.00%	0.55%	to	2.25%	1.87%	to	3.63%
December 31, 2015	17,268	$9.94	to	$15.79	$219,367	0.00%	0.85%	to	2.25%	-1.10%	to	0.31%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2019	9,418	$10.29	to	$15.16	$128,739	0.00%	0.35%	to	2.85%	2.43%	to	11.68%
December 31, 2018	9,301	$10.58	to	$13.64	$114,486	0.00%	0.55%	to	2.85%	-5.07%	to	-2.80%
December 31, 2017	5,999	$10.92	to	$14.09	$76,488	0.00%	0.55%	to	2.85%	3.29%	to	5.72%
December 31, 2016	5,382	$10.37	to	$13.39	$65,782	0.00%	0.55%	to	2.85%	2.16%	to	4.57%
December 31, 2015	5,181	$9.94	to	$12.86	$61,122	0.00%	0.55%	to	2.85%	-1.65%	to	0.68%

	AST Bond Portfolio 2019 (Liquidated December 31, 2019)
December 31, 2019	—	$10.44	to	$11.49	$—	0.00%	1.90%	to	2.85%	-1.49%	to	-0.53%
December 31, 2018	1,338	$10.60	to	$11.55	$14,971	0.00%	1.90%	to	2.85%	-2.31%	to	-1.36%
December 31, 2017	76	$10.98	to	$11.71	$869	0.00%	1.90%	to	2.70%	-1.95%	to	-1.15%
December 31, 2016	104	$11.20	to	$11.84	$1,210	0.00%	1.90%	to	2.70%	-1.29%	to	-0.48%
December 31, 2015	111	$11.24	to	$13.16	$1,305	0.00%	1.90%	to	2.85%	-1.81%	to	-0.85%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2019	490	$10.41	to	$26.37	$8,790	0.00%	0.48%	to	2.85%	3.77%	to	24.44%
December 31, 2018	476	$10.44	to	$21.49	$6,999	0.00%	0.55%	to	2.85%	-7.44%	to	-5.24%
December 31, 2017	563	$11.05	to	$22.99	$8,894	0.00%	0.55%	to	2.85%	7.73%	to	10.28%
December 31, 2016	557	$10.05	to	$21.14	$8,056	0.00%	0.55%	to	2.85%	-1.97%	to	0.34%
December 31, 2015	571	$10.05	to	$21.36	$8,312	0.00%	0.55%	to	2.85%	-2.94%	to	5.49%
A98

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Parametric Emerging Markets Equity Portfolio
December 31, 2019	2,446	$9.24	to	$15.45	$25,714	0.00%	0.48%	to	2.85%	5.94%	to	12.72%
December 31, 2018	2,114	$8.22	to	$13.89	$19,786	0.00%	0.55%	to	2.85%	-16.51%	to	-14.52%
December 31, 2017	2,536	$9.64	to	$16.48	$28,053	0.00%	0.55%	to	2.85%	22.79%	to	25.68%
December 31, 2016	2,293	$7.70	to	$13.30	$20,397	0.00%	0.55%	to	2.85%	9.17%	to	11.74%
December 31, 2015	2,518	$6.91	to	$12.06	$20,210	0.00%	0.55%	to	2.85%	-19.10%	to	0.59%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2019	1,475	$10.47	to	$32.33	$34,289	0.00%	0.48%	to	2.70%	4.13%	to	21.96%
December 31, 2018	1,371	$11.49	to	$26.88	$26,493	0.00%	0.55%	to	2.70%	-16.40%	to	-14.54%
December 31, 2017	1,537	$13.48	to	$31.89	$35,213	0.00%	0.55%	to	2.70%	9.17%	to	11.57%
December 31, 2016	1,476	$12.12	to	$28.98	$30,919	0.00%	0.55%	to	2.70%	20.96%	to	23.63%
December 31, 2015	1,530	$9.84	to	$23.77	$26,257	0.00%	0.55%	to	2.85%	-8.19%	to	2.45%

	AST AllianzGI World Trends Portfolio
December 31, 2019	26,975	$13.17	to	$18.66	$406,370	0.00%	0.55%	to	2.85%	14.68%	to	17.40%
December 31, 2018	27,004	$11.42	to	$16.12	$350,824	0.00%	0.55%	to	2.85%	-10.54%	to	-8.41%
December 31, 2017	30,616	$12.70	to	$17.84	$439,420	0.00%	0.55%	to	2.85%	12.93%	to	15.59%
December 31, 2016	31,176	$11.19	to	$15.65	$391,848	0.00%	0.55%	to	2.85%	1.84%	to	4.24%
December 31, 2015	31,704	$10.93	to	$15.22	$387,734	0.00%	0.55%	to	2.85%	-3.01%	to	-0.72%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2019	14,054	$14.68	to	$21.65	$231,136	0.00%	0.55%	to	2.85%	16.03%	to	18.77%
December 31, 2018	13,554	$12.47	to	$18.48	$190,855	0.00%	0.55%	to	2.85%	-10.03%	to	-7.88%
December 31, 2017	14,487	$13.66	to	$20.34	$224,714	0.00%	0.55%	to	2.85%	13.63%	to	16.31%
December 31, 2016	13,671	$11.85	to	$17.73	$185,732	0.00%	0.55%	to	2.85%	2.23%	to	4.64%
December 31, 2015	12,956	$11.43	to	$17.18	$172,310	0.00%	0.55%	to	2.85%	-3.87%	to	-1.59%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2019	16,100	$12.67	to	$17.27	$220,936	0.00%	0.55%	to	2.85%	12.72%	to	15.38%
December 31, 2018	14,916	$11.08	to	$15.17	$179,187	0.00%	0.55%	to	2.85%	-9.72%	to	-7.57%
December 31, 2017	17,514	$12.10	to	$16.65	$231,540	0.00%	0.55%	to	2.85%	9.09%	to	11.67%
December 31, 2016	14,821	$10.93	to	$15.11	$179,412	0.00%	0.55%	to	2.85%	2.26%	to	4.68%
December 31, 2015	14,934	$10.54	to	$14.64	$175,525	0.00%	0.55%	to	2.85%	-3.73%	to	-1.45%

	ProFund VP Consumer Services
December 31, 2019	14	$11.18	to	$35.37	$387	0.00%	0.35%	to	1.50%	12.25%	to	23.95%
December 31, 2018	11	$25.39	to	$28.53	$272	0.00%	0.55%	to	1.50%	-0.88%	to	0.06%
December 31, 2017	10	$25.61	to	$28.51	$265	0.00%	0.55%	to	1.50%	16.62%	to	17.72%
December 31, 2016	8	$21.96	to	$21.96	$173	0.00%	1.50%	to	1.50%	2.65%	to	2.65%
December 31, 2015	11	$21.40	to	$21.40	$236	0.00%	1.50%	to	1.50%	3.14%	to	3.14%

	ProFund VP Consumer Goods
December 31, 2019	3	$20.89	to	$20.89	$73	1.47%	1.50%	to	1.50%	24.69%	to	24.69%
December 31, 2018	6	$16.76	to	$16.76	$101	1.22%	1.50%	to	1.50%	-16.07%	to	-16.07%
December 31, 2017	8	$19.22	to	$19.96	$156	0.82%	1.50%	to	1.90%	12.92%	to	13.36%
December 31, 2016	14	$17.02	to	$17.61	$243	1.10%	1.50%	to	1.90%	1.62%	to	2.02%
December 31, 2015	7	$17.26	to	$17.26	$113	1.06%	1.50%	to	1.50%	2.62%	to	2.62%

	ProFund VP Financials
December 31, 2019	22	$13.71	to	$24.59	$338	0.52%	0.55%	to	1.90%	27.84%	to	29.55%
December 31, 2018	26	$10.72	to	$18.98	$311	0.38%	0.55%	to	1.90%	-12.11%	to	-10.92%
December 31, 2017	24	$12.20	to	$21.31	$328	0.34%	0.55%	to	1.90%	15.99%	to	17.54%
December 31, 2016	27	$10.52	to	$18.13	$308	0.36%	0.55%	to	1.90%	13.17%	to	14.69%
December 31, 2015	32	$9.29	to	$15.81	$325	0.34%	0.55%	to	1.90%	-3.33%	to	-2.04%

	ProFund VP Health Care
December 31, 2019	13	$11.06	to	$32.12	$357	0.00%	0.35%	to	1.90%	10.35%	to	18.71%
December 31, 2018	9	$24.11	to	$27.06	$216	0.00%	0.55%	to	1.90%	2.48%	to	3.86%
December 31, 2017	9	$23.53	to	$26.05	$224	0.00%	0.55%	to	1.90%	18.67%	to	20.25%
December 31, 2016	10	$19.83	to	$21.66	$197	0.00%	0.55%	to	1.90%	-5.84%	to	-4.58%
December 31, 2015	16	$21.70	to	$22.70	$358	0.00%	0.55%	to	1.50%	3.47%	to	4.45%

A99

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Industrials
December 31, 2019	17	$19.95	to	$20.89	$352	0.00%	1.50%	to	1.90%	28.06%	to	28.56%
December 31, 2018	27	$15.58	to	$16.25	$432	0.11%	1.50%	to	1.90%	-14.40%	to	-14.06%
December 31, 2017	31	$18.20	to	$18.90	$587	0.20%	1.50%	to	1.90%	20.12%	to	20.59%
December 31, 2016	32	$15.15	to	$15.68	$493	0.17%	1.50%	to	1.90%	15.36%	to	15.81%
December 31, 2015	17	$13.13	to	$13.53	$231	0.10%	1.50%	to	1.90%	-5.22%	to	-4.85%

	ProFund VP Mid-Cap Growth
December 31, 2019	7	$20.27	to	$21.23	$140	0.00%	1.50%	to	1.90%	21.93%	to	22.41%
December 31, 2018	11	$16.63	to	$17.34	$195	0.00%	1.50%	to	1.90%	-13.63%	to	-13.29%
December 31, 2017	15	$19.25	to	$20.00	$309	0.00%	1.50%	to	1.90%	16.11%	to	16.56%
December 31, 2016	18	$16.58	to	$17.16	$304	0.00%	1.50%	to	1.90%	10.78%	to	11.21%
December 31, 2015	6	$15.43	to	$15.43	$91	0.00%	1.50%	to	1.50%	-1.20%	to	-1.20%

	ProFund VP Mid-Cap Value
December 31, 2019	17	$18.32	to	$19.18	$316	0.21%	1.50%	to	1.90%	21.77%	to	22.25%
December 31, 2018	14	$15.04	to	$15.69	$215	0.10%	1.50%	to	1.90%	-14.92%	to	-14.58%
December 31, 2017	12	$17.68	to	$18.37	$229	0.31%	1.50%	to	1.90%	8.55%	to	8.98%
December 31, 2016	15	$16.29	to	$16.85	$245	0.11%	1.50%	to	1.90%	22.03%	to	22.51%
December 31, 2015	1	$13.76	to	$13.76	$17	0.15%	1.50%	to	1.50%	-9.58%	to	-9.58%

	ProFund VP Real Estate
December 31, 2019	9	$15.74	to	$15.74	$137	1.69%	1.50%	to	1.50%	24.89%	to	24.89%
December 31, 2018	9	$12.60	to	$12.60	$118	2.16%	1.50%	to	1.50%	-7.10%	to	-7.10%
December 31, 2017	10	$13.56	to	$13.56	$130	0.98%	1.50%	to	1.50%	6.46%	to	6.46%
December 31, 2016	9	$12.74	to	$12.74	$116	1.77%	1.50%	to	1.50%	4.17%	to	4.17%
December 31, 2015	10	$11.87	to	$17.45	$122	0.65%	0.55%	to	1.90%	-1.55%	to	-0.23%

	ProFund VP Small-Cap Growth
December 31, 2019	6	$22.11	to	$23.15	$135	0.00%	1.50%	to	1.90%	16.90%	to	17.36%
December 31, 2018	9	$18.92	to	$19.73	$174	0.00%	1.50%	to	1.90%	-7.52%	to	-7.15%
December 31, 2017	9	$20.45	to	$21.25	$197	0.00%	1.50%	to	1.90%	10.87%	to	11.30%
December 31, 2016	11	$18.45	to	$19.09	$209	0.00%	1.50%	to	1.90%	18.00%	to	18.46%
December 31, 2015	6	$16.11	to	$16.11	$98	0.00%	1.50%	to	1.50%	-0.32%	to	-0.32%

	ProFund VP Small-Cap Value
December 31, 2019	12	$18.94	to	$19.83	$228	0.00%	1.50%	to	1.90%	20.28%	to	20.75%
December 31, 2018	9	$15.75	to	$16.42	$154	0.00%	1.50%	to	1.90%	-15.82%	to	-15.49%
December 31, 2017	2	$18.71	to	$19.43	$47	0.01%	1.50%	to	1.90%	7.67%	to	8.09%
December 31, 2016	4	$17.38	to	$20.65	$69	0.00%	0.55%	to	1.90%	26.38%	to	28.07%
December 31, 2015	5	$14.17	to	$16.12	$75	0.00%	0.55%	to	1.50%	-9.63%	to	-8.78%

	ProFund VP Telecommunications
December 31, 2019	2	$12.08	to	$12.08	$23	3.39%	1.50%	to	1.50%	13.07%	to	13.07%
December 31, 2018	3	$10.69	to	$10.69	$35	5.90%	1.50%	to	1.50%	-16.37%	to	-16.37%
December 31, 2017	4	$12.78	to	$12.78	$48	4.52%	1.50%	to	1.50%	-3.57%	to	-3.57%
December 31, 2016	5	$13.25	to	$13.25	$61	1.62%	1.50%	to	1.50%	19.86%	to	19.86%
December 31, 2015	7	$11.05	to	$11.05	$79	1.77%	1.50%	to	1.50%	0.02%	to	0.02%

	ProFund VP Utilities
December 31, 2019	9	$18.19	to	$18.19	$159	1.76%	1.50%	to	1.50%	21.06%	to	21.06%
December 31, 2018	5	$15.03	to	$15.03	$72	2.05%	1.50%	to	1.50%	1.36%	to	1.36%
December 31, 2017	5	$14.27	to	$14.83	$76	2.25%	1.50%	to	1.90%	8.58%	to	9.01%
December 31, 2016	6	$13.15	to	$13.60	$83	1.65%	1.50%	to	1.90%	12.94%	to	13.38%
December 31, 2015	7	$12.00	to	$16.60	$79	2.27%	0.55%	to	1.50%	-7.79%	to	-6.92%

	ProFund VP Large-Cap Growth
December 31, 2019	9	$23.71	to	$24.83	$231	0.00%	1.50%	to	1.90%	26.49%	to	26.99%
December 31, 2018	9	$18.75	to	$19.55	$172	0.00%	1.50%	to	1.90%	-3.70%	to	-3.32%
December 31, 2017	10	$19.47	to	$20.22	$206	0.00%	1.50%	to	1.90%	22.96%	to	23.45%
December 31, 2016	9	$15.83	to	$16.38	$148	0.05%	1.50%	to	1.90%	3.06%	to	3.47%
December 31, 2015	17	$15.83	to	$15.83	$274	0.00%	1.50%	to	1.50%	2.22%	to	2.22%

A100

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Large-Cap Value
December 31, 2019	14	$16.24	to	$17.01	$240	1.06%	1.50%	to	1.90%	27.35%	to	27.86%
December 31, 2018	9	$12.75	to	$13.30	$124	0.86%	1.50%	to	1.90%	-12.30%	to	-11.96%
December 31, 2017	11	$14.54	to	$15.11	$163	1.07%	1.50%	to	1.90%	11.32%	to	11.76%
December 31, 2016	10	$13.06	to	$13.52	$133	1.16%	1.50%	to	1.90%	13.28%	to	13.73%
December 31, 2015	12	$11.88	to	$11.88	$144	0.55%	1.50%	to	1.50%	-6.14%	to	-6.14%

	AST Bond Portfolio 2020
December 31, 2019	916	$11.05	to	$12.18	$10,875	0.00%	1.90%	to	2.85%	0.55%	to	1.57%
December 31, 2018	128	$10.88	to	$12.00	$1,490	0.00%	1.90%	to	2.85%	-2.58%	to	-1.59%
December 31, 2017	106	$11.05	to	$12.20	$1,255	0.00%	1.90%	to	2.85%	-1.98%	to	-0.99%
December 31, 2016	321	$11.16	to	$12.32	$3,882	0.00%	1.90%	to	2.85%	-0.94%	to	0.06%
December 31, 2015	365	$10.97	to	$12.32	$4,432	0.00%	1.90%	to	2.85%	-1.37%	to	-0.37%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2019	1,133	$11.00	to	$34.75	$32,555	0.00%	0.48%	to	2.70%	10.47%	to	31.87%
December 31, 2018	1,077	$13.70	to	$26.47	$24,467	0.00%	0.55%	to	2.70%	-4.28%	to	-2.15%
December 31, 2017	1,073	$14.05	to	$27.17	$25,541	0.00%	0.55%	to	2.70%	32.17%	to	35.08%
December 31, 2016	1,031	$10.43	to	$20.20	$18,697	0.00%	0.55%	to	2.70%	-4.12%	to	-2.01%
December 31, 2015	1,078	$10.68	to	$20.71	$20,138	0.00%	0.55%	to	2.70%	7.65%	to	11.41%

	AST Bond Portfolio 2021
December 31, 2019	322	$11.75	to	$13.45	$4,076	0.00%	1.75%	to	2.85%	2.07%	to	3.26%
December 31, 2018	496	$11.52	to	$13.02	$5,938	0.00%	1.75%	to	2.85%	-2.80%	to	-1.66%
December 31, 2017	628	$11.85	to	$13.24	$7,715	0.00%	1.75%	to	2.85%	-1.31%	to	-0.16%
December 31, 2016	892	$12.00	to	$13.27	$11,124	0.00%	1.75%	to	2.85%	-0.87%	to	0.28%
December 31, 2015	1,175	$12.11	to	$13.23	$14,680	0.00%	1.75%	to	2.85%	-1.12%	to	0.03%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2019	3	$17.53	to	$17.53	$50	4.13%	1.75%	to	1.75%	13.52%	to	13.52%
December 31, 2018	3	$15.44	to	$15.44	$39	11.56%	1.75%	to	1.75%	-18.30%	to	-18.30%
December 31, 2017	2	$18.90	to	$18.90	$46	3.04%	1.75%	to	1.75%	22.72%	to	22.72%
December 31, 2016	3	$15.40	to	$15.40	$40	3.17%	1.75%	to	1.75%	1.48%	to	1.48%
December 31, 2015	3	$15.17	to	$15.63	$39	4.26%	1.50%	to	1.75%	0.54%	to	0.78%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2019	104	$5.33	to	$5.56	$558	0.00%	1.50%	to	1.75%	35.03%	to	35.36%
December 31, 2018	105	$3.95	to	$4.11	$414	0.00%	1.50%	to	1.75%	-1.22%	to	-0.98%
December 31, 2017	106	$4.00	to	$4.15	$423	0.24%	1.50%	to	1.75%	32.64%	to	32.96%
December 31, 2016	107	$3.01	to	$3.12	$322	0.00%	1.50%	to	1.75%	-0.96%	to	-0.72%
December 31, 2015	106	$3.04	to	$3.14	$324	0.00%	1.50%	to	1.75%	-0.13%	to	0.12%

	AST Bond Portfolio 2022
December 31, 2019	284	$11.11	to	$12.12	$3,323	0.00%	1.90%	to	2.85%	2.87%	to	3.88%
December 31, 2018	429	$10.80	to	$11.67	$4,816	0.00%	1.90%	to	2.85%	-3.01%	to	-2.05%
December 31, 2017	617	$11.13	to	$11.92	$7,200	0.00%	1.90%	to	2.85%	-1.32%	to	-0.36%
December 31, 2016	721	$11.28	to	$11.96	$8,478	0.00%	1.90%	to	2.85%	-1.07%	to	-0.10%
December 31, 2015	924	$11.40	to	$12.35	$10,940	0.00%	1.30%	to	2.85%	-0.81%	to	0.79%

	AST Quantitative Modeling Portfolio
December 31, 2019	4,024	$10.55	to	$18.04	$66,031	0.00%	0.48%	to	2.40%	5.73%	to	20.54%
December 31, 2018	3,832	$11.57	to	$14.97	$52,994	0.00%	0.55%	to	2.40%	-8.73%	to	-7.04%
December 31, 2017	2,824	$12.49	to	$16.10	$42,014	0.00%	0.55%	to	2.40%	15.43%	to	17.54%
December 31, 2016	1,960	$10.66	to	$13.70	$24,699	0.00%	0.55%	to	2.40%	3.84%	to	5.74%
December 31, 2015	1,494	$10.11	to	$12.96	$17,788	0.00%	0.55%	to	2.40%	-2.20%	to	4.38%

	AST BlackRock Global Strategies Portfolio
December 31, 2019	11,474	$12.62	to	$14.97	$155,803	0.00%	0.55%	to	2.55%	14.70%	to	16.97%
December 31, 2018	11,402	$11.00	to	$12.79	$133,698	0.00%	0.55%	to	2.55%	-7.65%	to	-5.80%
December 31, 2017	12,231	$11.91	to	$13.58	$153,792	0.00%	0.55%	to	2.55%	9.82%	to	11.99%
December 31, 2016	11,986	$10.85	to	$12.13	$136,040	0.00%	0.55%	to	2.55%	4.31%	to	6.37%
December 31, 2015	12,009	$10.40	to	$11.40	$129,616	0.00%	0.55%	to	2.55%	-5.41%	to	-3.53%

A101

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2019	6	$25.33	to	$25.85	$164	0.55%	1.50%	to	1.75%	29.54%	to	29.86%
December 31, 2018	6	$19.55	to	$19.91	$127	0.43%	1.50%	to	1.75%	-8.54%	to	-8.31%
December 31, 2017	8	$21.38	to	$21.71	$171	0.87%	1.50%	to	1.75%	18.65%	to	18.95%
December 31, 2016	9	$18.01	to	$18.25	$168	2.27%	1.50%	to	1.75%	10.59%	to	10.86%
December 31, 2015	10	$16.29	to	$16.46	$163	0.40%	1.50%	to	1.75%	-4.52%	to	-4.28%

	AST Prudential Core Bond Portfolio
December 31, 2019	2,968	$10.14	to	$12.81	$35,623	0.00%	0.48%	to	2.70%	1.09%	to	9.15%
December 31, 2018	2,551	$10.03	to	$11.74	$28,280	0.00%	0.55%	to	2.70%	-3.51%	to	-1.36%
December 31, 2017	2,337	$10.40	to	$11.90	$26,414	0.00%	0.55%	to	2.70%	2.82%	to	5.09%
December 31, 2016	1,830	$10.11	to	$11.32	$19,811	0.00%	0.55%	to	2.70%	1.40%	to	3.64%
December 31, 2015	1,336	$9.84	to	$10.92	$14,106	0.00%	0.55%	to	2.70%	-2.96%	to	-0.82%

	AST Bond Portfolio 2023
December 31, 2019	54	$9.90	to	$10.92	$543	0.00%	1.30%	to	2.55%	3.86%	to	5.14%
December 31, 2018	110	$9.53	to	$10.39	$1,090	0.00%	1.30%	to	2.55%	-2.76%	to	-1.55%
December 31, 2017	131	$9.80	to	$10.55	$1,333	0.00%	1.30%	to	2.55%	-0.83%	to	0.39%
December 31, 2016	181	$9.88	to	$10.51	$1,835	0.00%	1.30%	to	2.55%	-0.62%	to	0.61%
December 31, 2015	97	$9.80	to	$10.45	$982	0.00%	1.30%	to	2.85%	-0.22%	to	1.39%

	AST MFS Growth Allocation Portfolio
December 31, 2019	4,961	$11.30	to	$16.91	$75,361	0.00%	0.35%	to	2.85%	12.85%	to	22.09%
December 31, 2018	4,069	$11.85	to	$13.85	$51,311	0.00%	0.55%	to	2.85%	-10.90%	to	-8.78%
December 31, 2017	4,641	$13.30	to	$15.18	$64,866	0.00%	0.55%	to	2.85%	13.18%	to	15.85%
December 31, 2016	4,533	$11.72	to	$13.11	$55,405	0.00%	0.55%	to	2.85%	1.36%	to	3.75%
December 31, 2015	4,408	$11.40	to	$12.63	$52,607	0.00%	0.55%	to	2.85%	-4.06%	to	-1.78%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2019	89	$10.28	to	$12.52	$1,035	0.00%	0.48%	to	1.95%	2.98%	to	14.22%
December 31, 2018	72	$9.21	to	$10.99	$728	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	68	$10.06	to	$11.86	$749	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	43	$9.39	to	$10.93	$435	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	36	$8.65	to	$9.95	$326	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%

	AST MFS Large-Cap Value Portfolio
December 31, 2019	1,033	$10.60	to	$22.43	$20,655	0.00%	0.48%	to	2.45%	6.32%	to	28.64%
December 31, 2018	893	$11.87	to	$17.44	$14,199	0.00%	0.55%	to	2.85%	-12.73%	to	-10.65%
December 31, 2017	972	$13.33	to	$19.51	$17,578	0.00%	0.55%	to	2.85%	14.01%	to	16.70%
December 31, 2016	926	$11.45	to	$16.72	$14,586	0.00%	0.55%	to	2.85%	10.22%	to	12.82%
December 31, 2015	571	$10.18	to	$14.82	$8,033	0.00%	0.55%	to	2.85%	-3.55%	to	6.06%

	AST Bond Portfolio 2024
December 31, 2019	107	$9.81	to	$10.66	$1,098	0.00%	1.30%	to	2.45%	5.31%	to	6.57%
December 31, 2018	434	$9.32	to	$10.00	$4,129	0.00%	1.30%	to	2.45%	-3.09%	to	-1.93%
December 31, 2017	432	$9.61	to	$10.20	$4,241	0.00%	1.30%	to	2.45%	-0.80%	to	0.38%
December 31, 2016	39	$9.69	to	$10.16	$387	0.00%	1.30%	to	2.45%	-0.58%	to	0.60%
December 31, 2015	71	$9.63	to	$10.10	$704	0.00%	1.30%	to	2.85%	-0.09%	to	1.52%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2019	264	$10.73	to	$14.01	$3,165	0.00%	0.48%	to	1.90%	9.66%	to	17.16%
December 31, 2018	231	$9.29	to	$11.98	$2,366	0.00%	0.55%	to	1.90%	-20.50%	to	-19.40%
December 31, 2017	193	$11.68	to	$14.89	$2,447	0.00%	0.55%	to	1.90%	32.39%	to	34.21%
December 31, 2016	66	$8.82	to	$11.12	$635	0.00%	0.55%	to	1.90%	11.22%	to	12.74%
December 31, 2015	31	$7.93	to	$8.27	$251	0.00%	0.55%	to	1.90%	-17.13%	to	-15.99%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2019	894	$10.53	to	$21.18	$17,386	0.00%	0.48%	to	2.85%	5.92%	to	30.31%
December 31, 2018	770	$13.08	to	$16.26	$11,691	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	931	$13.85	to	$17.16	$15,029	0.00%	0.55%	to	2.85%	15.04%	to	17.75%
December 31, 2016	1,026	$11.80	to	$14.58	$14,260	0.00%	0.55%	to	2.85%	11.63%	to	14.26%
December 31, 2015	440	$10.36	to	$12.76	$5,391	0.00%	0.55%	to	2.70%	-6.18%	to	7.54%
A102

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Multi-Sector Fixed Income Portfolio
December 31, 2019	174,543	$12.13	to	$12.82	$2,116,572	0.00%	1.10%	to	1.90%	16.46%	to	17.41%
December 31, 2018	137,940	$10.41	to	$10.92	$1,436,314	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	113,950	$11.24	to	$11.70	$1,281,280	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	96,517	$10.54	to	$10.88	$1,017,452	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	60,419	$9.86	to	$10.10	$596,025	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%

	AST AQR Large-Cap Portfolio
December 31, 2019	118	$10.72	to	$19.88	$2,149	0.00%	0.48%	to	1.95%	7.63%	to	21.90%
December 31, 2018	115	$12.48	to	$16.31	$1,755	0.00%	0.55%	to	1.95%	-9.94%	to	-8.64%
December 31, 2017	86	$13.70	to	$17.85	$1,466	0.00%	0.55%	to	1.95%	19.76%	to	21.46%
December 31, 2016	64	$11.32	to	$14.70	$907	0.00%	0.55%	to	1.90%	8.60%	to	10.09%
December 31, 2015	27	$10.32	to	$13.35	$355	0.00%	0.55%	to	1.90%	-0.21%	to	7.26%

	AST QMA Large-Cap Portfolio
December 31, 2019	96	$10.77	to	$20.84	$1,804	0.00%	0.48%	to	1.95%	7.89%	to	24.50%
December 31, 2018	75	$12.76	to	$16.74	$1,197	0.00%	0.55%	to	1.95%	-8.97%	to	-7.66%
December 31, 2017	63	$13.85	to	$18.13	$1,090	0.00%	0.55%	to	1.95%	19.05%	to	20.74%
December 31, 2016	48	$11.49	to	$15.01	$698	0.00%	0.55%	to	1.95%	8.70%	to	10.25%
December 31, 2015	24	$10.44	to	$13.62	$311	0.00%	0.55%	to	1.90%	-0.39%	to	8.62%

	AST Bond Portfolio 2025
December 31, 2019	62	$11.11	to	$11.78	$719	0.00%	1.90%	to	2.85%	5.62%	to	6.65%
December 31, 2018	227	$10.52	to	$11.05	$2,469	0.00%	1.90%	to	2.85%	-3.58%	to	-2.63%
December 31, 2017	28	$10.91	to	$11.16	$303	0.00%	2.30%	to	2.85%	-1.07%	to	-0.51%
December 31, 2016	44	$11.03	to	$11.57	$484	0.00%	1.30%	to	2.85%	-0.44%	to	1.16%
December 31, 2015	2,806	$11.08	to	$11.44	$31,560	0.00%	1.30%	to	2.85%	-0.91%	to	0.69%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2019	16,861	$11.25	to	$15.33	$244,963	0.00%	0.35%	to	1.95%	12.25%	to	24.04%
December 31, 2018	10,900	$11.53	to	$12.36	$128,786	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	8,173	$12.74	to	$13.46	$105,998	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	5,808	$10.79	to	$11.24	$63,454	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	3,680	$10.43	to	$10.72	$38,695	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%

	AST Goldman Sachs Global Growth Allocation Portfolio
December 31, 2019	390	$10.51	to	$13.30	$5,096	0.00%	0.48%	to	0.86%	5.26%	to	19.90%
December 31, 2018	369	$10.94	to	$11.09	$4,089	0.00%	0.55%	to	0.86%	-10.25%	to	-9.97%
December 31, 2017	345	$12.19	to	$12.32	$4,243	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	310	$10.53	to	$10.62	$3,290	0.00%	0.55%	to	0.86%	4.79%	to	5.11%
December 31, 2015	276	$10.05	to	$10.12	$2,782	0.00%	0.55%	to	0.83%	-1.79%	to	4.89%

	AST T. Rowe Price Diversified Real Growth Portfolio
December 31, 2019	715	$10.53	to	$14.64	$10,229	0.00%	0.48%	to	0.86%	5.36%	to	21.40%
December 31, 2018	563	$11.60	to	$12.10	$6,668	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	528	$12.60	to	$13.14	$6,781	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	503	$10.71	to	$11.16	$5,491	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	430	$10.07	to	$10.28	$4,400	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%

	AST Prudential Flexible Multi-Strategy Portfolio
December 31, 2019	1,170	$10.49	to	$13.85	$15,829	0.00%	0.48%	to	0.86%	5.03%	to	14.24%
December 31, 2018	1,077	$11.40	to	$12.12	$12,900	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	922	$12.30	to	$13.04	$11,889	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	761	$10.61	to	$11.21	$8,453	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	540	$9.96	to	$10.49	$5,627	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%

	AST Franklin Templeton K2 Global Absolute Return Portfolio
December 31, 2019	273	$9.95	to	$10.67	$2,759	0.00%	0.48%	to	0.86%	3.62%	to	5.47%
December 31, 2018	297	$9.44	to	$10.13	$2,845	0.00%	0.55%	to	0.86%	-6.25%	to	-5.96%
December 31, 2017	299	$10.05	to	$10.79	$3,041	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	284	$9.42	to	$10.11	$2,702	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	183	$9.26	to	$9.95	$1,707	0.00%	0.55%	to	0.73%	-4.35%	to	0.93%

A103

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Managed Equity Portfolio
December 31, 2019	285	$10.69	to	$14.22	$4,021	0.00%	0.48%	to	0.86%	7.42%	to	24.80%
December 31, 2018	269	$11.23	to	$11.39	$3,054	0.00%	0.55%	to	0.86%	-12.87%	to	-12.59%
December 31, 2017	273	$12.89	to	$13.03	$3,559	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	213	$10.47	to	$10.55	$2,245	0.00%	0.55%	to	0.86%	4.30%	to	4.63%
December 31, 2015	135	$10.04	to	$10.09	$1,362	0.00%	0.55%	to	0.73%	-2.12%	to	4.46%

	AST Managed Fixed Income Portfolio
December 31, 2019	581	$10.12	to	$11.15	$6,442	0.00%	0.48%	to	0.86%	0.95%	to	8.20%
December 31, 2018	581	$10.17	to	$10.30	$5,966	0.00%	0.55%	to	0.86%	-1.70%	to	-1.39%
December 31, 2017	519	$10.34	to	$10.45	$5,409	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	444	$10.03	to	$10.12	$4,487	0.00%	0.55%	to	0.86%	2.64%	to	2.96%
December 31, 2015	264	$9.77	to	$9.84	$2,594	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%

	AST FQ Absolute Return Currency Portfolio
December 31, 2019	49	$9.03	to	$9.99	$452	0.00%	0.55%	to	0.86%	-4.03%	to	0.45%
December 31, 2018	51	$9.40	to	$10.40	$486	0.00%	0.55%	to	0.86%	-6.28%	to	-5.98%
December 31, 2017	52	$10.01	to	$11.08	$529	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	43	$10.39	to	$11.51	$454	0.00%	0.55%	to	0.86%	14.14%	to	14.49%
December 31, 2015	17	$9.08	to	$10.07	$155	0.00%	0.55%	to	0.86%	-6.38%	to	-3.25%

	AST Jennison Global Infrastructure Portfolio
December 31, 2019	155	$10.55	to	$13.69	$2,108	0.00%	0.48%	to	0.86%	6.20%	to	27.63%
December 31, 2018	153	$10.66	to	$10.73	$1,645	0.00%	0.55%	to	0.86%	-9.35%	to	-9.06%
December 31, 2017	143	$11.74	to	$11.81	$1,683	0.00%	0.55%	to	0.73%	17.99%	to	18.20%
December 31, 2016	106	$9.95	to	$10.01	$1,054	0.00%	0.55%	to	0.73%	7.32%	to	7.52%
December 31, 2015	54	$9.26	to	$9.28	$505	0.00%	0.55%	to	0.68%	-10.95%	to	-10.83%

	AST PIMCO Dynamic Bond Portfolio
December 31, 2019	191	$9.72	to	$10.16	$1,898	0.00%	0.48%	to	0.86%	1.52%	to	4.74%
December 31, 2018	115	$9.29	to	$9.69	$1,085	0.00%	0.55%	to	0.86%	-1.17%	to	-0.86%
December 31, 2017	83	$9.38	to	$9.79	$788	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	64	$9.47	to	$9.89	$619	0.00%	0.55%	to	0.86%	0.18%	to	0.49%
December 31, 2015	20	$9.44	to	$9.86	$185	0.00%	0.55%	to	0.73%	-2.92%	to	-0.98%

	AST Legg Mason Diversified Growth Portfolio
December 31, 2019	4,211	$12.36	to	$13.29	$53,392	0.00%	0.55%	to	1.95%	15.95%	to	17.60%
December 31, 2018	3,258	$10.66	to	$11.30	$35,438	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	3,031	$11.59	to	$12.00	$35,642	0.00%	0.85%	to	1.95%	12.38%	to	13.63%
December 31, 2016	1,809	$10.31	to	$10.63	$18,833	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	789	$9.66	to	$9.78	$7,654	0.00%	0.85%	to	1.95%	-2.84%	to	-1.75%

	AST Bond Portfolio 2026 (Available January 2, 2015)
December 31, 2019	978	$9.97	to	$10.80	$10,189	0.00%	1.30%	to	2.85%	6.89%	to	8.62%
December 31, 2018	1,788	$9.33	to	$9.94	$17,164	0.00%	1.30%	to	2.85%	-3.88%	to	-2.32%
December 31, 2017	1,676	$9.70	to	$10.18	$16,629	0.00%	1.30%	to	2.85%	-0.49%	to	1.11%
December 31, 2016	2,384	$9.75	to	$10.07	$23,603	0.00%	1.30%	to	2.85%	-0.83%	to	0.77%
December 31, 2015	382	$9.83	to	$9.99	$3,786	0.00%	1.30%	to	2.85%	-1.68%	to	-0.10%

	AST AB Global Bond Portfolio (Available July 13, 2015)
December 31, 2019	176	$10.03	to	$11.40	$1,988	0.00%	0.48%	to	0.86%	0.15%	to	6.56%
December 31, 2018	171	$10.46	to	$10.70	$1,821	0.00%	0.55%	to	0.86%	-0.50%	to	-0.19%
December 31, 2017	149	$10.51	to	$10.72	$1,596	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	120	$10.34	to	$10.51	$1,261	0.00%	0.55%	to	0.86%	4.26%	to	4.58%
December 31, 2015	30	$9.92	to	$10.05	$298	0.00%	0.55%	to	0.86%	-0.90%	to	0.54%

	AST Goldman Sachs Global Income Portfolio (Available July 13, 2015)
December 31, 2019	72	$10.05	to	$11.42	$814	0.00%	0.48%	to	0.86%	0.32%	to	9.04%
December 31, 2018	49	$10.25	to	$10.48	$506	0.00%	0.55%	to	0.86%	-1.14%	to	-0.83%
December 31, 2017	47	$10.37	to	$10.57	$495	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	21	$10.24	to	$10.41	$214	0.00%	0.55%	to	0.86%	2.56%	to	2.88%
December 31, 2015	4	$10.11	to	$10.11	$40	0.00%	0.55%	to	0.55%	1.14%	to	1.14%

A104

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Morgan Stanley Multi-Asset Portfolio (Available July 13, 2015) (Liquidated June 28, 2019)
December 31, 2019	—	$8.95	to	$9.04	$—	0.00%	0.55%	to	0.86%	0.17%	to	0.32%
December 31, 2018	40	$8.93	to	$9.02	$363	0.00%	0.55%	to	0.86%	-1.51%	to	-1.20%
December 31, 2017	20	$9.05	to	$9.14	$185	0.00%	0.55%	to	0.86%	-0.86%	to	-0.55%
December 31, 2016	16	$9.11	to	$9.19	$148	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	3	$9.44	to	$9.44	$26	0.00%	0.55%	to	0.55%	-5.64%	to	-5.64%

	AST Wellington Management Global Bond Portfolio (Available July 13, 2015)
December 31, 2019	76	$9.96	to	$11.50	$861	0.00%	0.48%	to	0.86%	-0.78%	to	6.40%
December 31, 2018	65	$10.47	to	$10.81	$697	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	44	$10.28	to	$10.51	$456	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	32	$10.13	to	$10.32	$329	0.00%	0.55%	to	0.86%	1.79%	to	2.10%
December 31, 2015	19	$10.10	to	$10.10	$194	0.00%	0.55%	to	0.68%	0.98%	to	1.04%

	AST Neuberger Berman Long/Short Portfolio (Available July 13, 2015)
December 31, 2019	195	$10.21	to	$12.06	$2,298	0.00%	0.48%	to	0.86%	2.35%	to	15.18%
December 31, 2018	175	$10.19	to	$10.49	$1,804	0.00%	0.55%	to	0.86%	-7.60%	to	-7.31%
December 31, 2017	89	$11.00	to	$11.34	$995	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	70	$9.79	to	$10.09	$701	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	16	$9.54	to	$9.84	$157	0.00%	0.55%	to	0.73%	-4.61%	to	-0.05%

	AST Wellington Management Real Total Return Portfolio (Available July 13, 2015) (Liquidated June 28, 2019)
December 31, 2019	—	$8.77	to	$9.08	$—	0.00%	0.55%	to	0.86%	3.35%	to	3.51%
December 31, 2018	43	$8.48	to	$8.78	$367	0.00%	0.55%	to	0.86%	-6.57%	to	-6.28%
December 31, 2017	31	$9.06	to	$9.38	$285	0.00%	0.55%	to	0.86%	0.56%	to	0.88%
December 31, 2016	28	$8.99	to	$9.32	$257	0.00%	0.55%	to	0.86%	-4.44%	to	-4.14%
December 31, 2015	7	$9.39	to	$9.40	$66	0.00%	0.55%	to	0.68%	-6.10%	to	-6.04%

	AST QMA International Core Equity Portfolio (Available July 13, 2015)
December 31, 2019	94	$10.60	to	$11.97	$1,085	0.00%	0.48%	to	0.86%	6.98%	to	16.21%
December 31, 2018	90	$9.66	to	$10.32	$886	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	66	$11.50	to	$12.29	$779	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	29	$9.29	to	$9.94	$278	0.00%	0.55%	to	0.86%	-0.27%	to	0.04%
December 31, 2015	6	$9.31	to	$9.31	$57	0.00%	0.55%	to	0.55%	-7.60%	to	-7.60%

	AST Managed Alternatives Portfolio (Available July 13, 2015)
December 31, 2019	222	$9.88	to	$10.10	$2,216	0.00%	0.48%	to	0.73%	1.30%	to	4.69%
December 31, 2018	203	$9.45	to	$9.58	$1,933	0.00%	0.55%	to	0.73%	-4.10%	to	-3.93%
December 31, 2017	164	$9.85	to	$9.99	$1,619	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	107	$9.67	to	$9.81	$1,040	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	57	$9.65	to	$9.79	$555	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%

	AST Emerging Managers Diversified Portfolio (Available July 13, 2015) (Liquidated June 28, 2019)
December 31, 2019	—	$11.67	to	$11.97	$—	0.00%	0.55%	to	0.73%	10.34%	to	10.44%
December 31, 2018	73	$10.57	to	$10.84	$777	0.00%	0.55%	to	0.73%	-7.12%	to	-6.95%
December 31, 2017	82	$11.35	to	$11.68	$936	0.00%	0.55%	to	0.73%	13.47%	to	13.67%
December 31, 2016	40	$9.99	to	$10.29	$400	0.00%	0.55%	to	0.73%	2.74%	to	2.93%
December 31, 2015	12	$9.70	to	$10.01	$116	0.00%	0.55%	to	0.73%	-2.95%	to	2.05%

	AST Columbia Adaptive Risk Allocation Portfolio (Available July 13, 2015) (Merged January 25, 2019)
December 31, 2019	—	$11.56	to	$11.86	$—	0.00%	0.55%	to	0.86%	3.55%	to	3.57%
December 31, 2018	134	$11.16	to	$11.45	$1,506	0.00%	0.55%	to	0.86%	-5.73%	to	-5.43%
December 31, 2017	112	$11.82	to	$12.13	$1,333	0.00%	0.55%	to	0.86%	12.74%	to	13.09%
December 31, 2016	83	$10.46	to	$10.74	$868	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	39	$9.61	to	$9.87	$383	0.00%	0.55%	to	0.73%	-3.85%	to	0.79%

	Blackrock Global Allocation V.I. Fund (Class III) (Available August 24, 2015)
December 31, 2019	427	$10.52	to	$12.53	$5,332	1.18%	0.48%	to	0.86%	5.41%	to	17.11%
December 31, 2018	495	$10.59	to	$10.70	$5,280	0.84%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	336	$11.55	to	$11.64	$3,900	1.35%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	308	$10.25	to	$10.29	$3,165	1.57%	0.55%	to	0.86%	2.92%	to	3.24%
December 31, 2015	143	$9.96	to	$9.97	$1,424	1.44%	0.55%	to	0.86%	1.58%	to	1.70%

A105

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (Available August 24, 2015)
December 31, 2019	199	$10.29	to	$12.60	$2,482	3.10%	0.48%	to	0.86%	2.82%	to	13.64%
December 31, 2018	195	$10.97	to	$11.08	$2,159	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	123	$11.64	to	$11.72	$1,434	3.85%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	106	$10.51	to	$10.55	$1,115	3.99%	0.55%	to	0.86%	5.29%	to	5.62%
December 31, 2015	54	$9.98	to	$9.99	$534	5.36%	0.55%	to	0.73%	2.00%	to	2.07%

	AST Bond Portfolio 2027 (Available January 4, 2016)
December 31, 2019	532	$10.06	to	$10.72	$5,539	0.00%	1.30%	to	2.85%	7.53%	to	9.27%
December 31, 2018	1,345	$9.35	to	$9.81	$12,857	0.00%	1.30%	to	2.85%	-4.09%	to	-2.53%
December 31, 2017	1,311	$9.75	to	$10.07	$12,983	0.00%	1.30%	to	2.85%	-0.23%	to	1.37%
December 31, 2016	2,001	$9.77	to	$9.93	$19,710	0.00%	1.30%	to	2.85%	-2.26%	to	-0.69%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (Available August 5, 2016)
December 31, 2019	37	$13.14	to	$13.30	$485	2.31%	1.40%	to	1.75%	20.47%	to	20.89%
December 31, 2018	35	$10.91	to	$11.00	$378	0.35%	1.40%	to	1.75%	-19.13%	to	-18.85%
December 31, 2017	34	$13.49	to	$13.55	$462	0.89%	1.40%	to	1.75%	38.68%	to	39.15%
December 31, 2016	46	$9.73	to	$9.74	$445	0.80%	1.40%	to	1.75%	-3.95%	to	-3.81%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (Available January 3, 2017)
December 31, 2019	101	$10.37	to	$10.68	$1,062	0.00%	1.50%	to	2.45%	8.86%	to	9.94%
December 31, 2018	510	$9.52	to	$9.72	$4,901	0.00%	1.50%	to	2.45%	-4.47%	to	-3.51%
December 31, 2017	5	$9.97	to	$9.97	$46	0.00%	2.45%	to	2.45%	-0.30%	to	-0.30%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (Available January 2, 2018)
December 31, 2019	377	$10.51	to	$10.73	$4,002	0.00%	1.50%	to	2.55%	9.51%	to	10.64%
December 31, 2018	16	$9.60	to	$9.65	$150	0.00%	1.90%	to	2.45%	-4.02%	to	-3.48%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST American Funds Growth Allocation Portfolio (Available April 30, 2018)
December 31, 2019	6,509	$11.30	to	$11.57	$74,239	0.00%	0.55%	to	1.95%	19.92%	to	21.63%
December 31, 2018	2,482	$9.42	to	$9.51	$23,479	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (Available January 2, 2019)
December 31, 2019	173	$11.16	to	$11.29	$1,942	0.00%	1.30%	to	2.45%	11.60%	to	12.93%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (Available January 28, 2019)
December 31, 2019	2,254	$12.12	to	$12.25	$27,463	0.00%	0.85%	to	1.95%	15.93%	to	17.13%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 60/40 Target Allocation ETF Portfolio (Available January 28, 2019)
December 31, 2019	1,561	$11.70	to	$11.83	$18,354	0.00%	0.85%	to	1.95%	12.97%	to	14.14%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A106

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Dimensional Global Core Allocation Portfolio (Available November 18, 2019)
December 31, 2019	1	$10.30	to	$10.30	$9	0.00%	1.45%	to	1.45%	3.02%	to	3.02%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2019 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A.	Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life of New Jersey. These charges are assessed through a reduction in unit values.

B.	Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

A107

Note 8:	Charges and Expenses (Continued)

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.55%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.30%
Prudential Premier Retirement Variable Annuity C Series	1.30%	2.75%
Prudential Premier Retirement Variable Annuity L Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity X Series	1.30%	2.85%
Prudential Premier Variable Annuity B Series	1.15%	2.15%
Prudential Premier Variable Annuity Bb Series	0.95%	1.95%
Prudential Premier Variable Annuity L Series	1.50%	2.50%
Prudential Premier Variable Annuity X Series	1.55%	2.55%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.45%
Strategic Partners FlexElite 2	1.65%	2.50%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.35%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.35%

(1)    Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)    Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product).

A108

Note 8:	Charges and Expenses (Continued)

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:	Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

Note 10:	Subsequent Events

On March 11, 2020, the World Health Organization declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies, and ultimately on the portfolios in which the subaccounts invest, is highly uncertain and cannot be predicted at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

A109

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey and
the Contract Owners of Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	ProFund VP Consumer Goods (1)
Prudential Diversified Bond Portfolio (1)	ProFund VP Financials (1)
Prudential Equity Portfolio (Class I) (1)	ProFund VP Health Care (1)
Prudential Value Portfolio (Class I) (1)	ProFund VP Industrials (1)
Prudential High Yield Bond Portfolio (1)	ProFund VP Mid-Cap Growth (1)
Prudential Stock Index Portfolio (1)	ProFund VP Mid-Cap Value (1)
Prudential Global Portfolio (1)	ProFund VP Real Estate (1)
Prudential Jennison Portfolio (Class I) (1)	ProFund VP Small-Cap Growth (1)
Prudential Small Capitalization Stock Portfolio (1)	ProFund VP Small-Cap Value (1)
T. Rowe Price International Stock Portfolio (1)	ProFund VP Telecommunications (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	ProFund VP Utilities (1)
Invesco V.I. Core Equity Fund (Series I) (1)	ProFund VP Large-Cap Growth (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	ProFund VP Large-Cap Value (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	AST Bond Portfolio 2020 (1)
MFS® Research Series (Initial Class) (1)	AST Jennison Large-Cap Growth Portfolio (1)
MFS® Growth Series (Initial Class) (1)	AST Bond Portfolio 2021 (1)
American Century VP Value Fund (Class I) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	AST Bond Portfolio 2022 (1)
Davis Value Portfolio (1)	AST Quantitative Modeling Portfolio (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Prudential Core Bond Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST Bond Portfolio 2023 (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST MFS Growth Allocation Portfolio (1)
AST Goldman Sachs Large-Cap Value Portfolio (2)	AST Western Asset Emerging Markets Debt Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST Bond Portfolio 2024 (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)
AST High Yield Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST Small-Cap Value Portfolio (1)	AST QMA Large-Cap Portfolio (1)
AST Mid-Cap Growth Portfolio (1)	AST Bond Portfolio 2025 (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST MFS Growth Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST BlackRock Low Duration Bond Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)

A110

AST QMA US Equity Alpha Portfolio (1)	AST Managed Equity Portfolio (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST PIMCO Dynamic Bond Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2026 (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST AB Global Bond Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Goldman Sachs Global Income Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Morgan Stanley Multi-Asset Portfolio (3)
AST Preservation Asset Allocation Portfolio (1)	AST Wellington Management Global Bond Portfolio (1)
AST Fidelity Institutional AM℠ Quantitative Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Wellington Management Real Total Return Portfolio (3)
AST Advanced Strategies Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST Managed Alternatives Portfolio (1)
AST Government Money Market Portfolio (1)	AST Emerging Managers Diversified Portfolio (3)
AST Small-Cap Growth Portfolio (1)	AST Columbia Adaptive Risk Allocation Portfolio (4)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST International Value Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST International Growth Portfolio (1)	AST Bond Portfolio 2027 (1)
AST Investment Grade Bond Portfolio (1)	NVIT Emerging Markets Fund (Class D) (1)
AST Western Asset Core Plus Bond Portfolio (1)	AST Bond Portfolio 2028 (1)
AST Bond Portfolio 2019 (1)	AST Bond Portfolio 2029 (5)
AST Cohen & Steers Global Realty Portfolio (1)	AST American Funds Growth Allocation Portfolio (6)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Bond Portfolio 2030 (7)
AST Goldman Sachs Small-Cap Value Portfolio (1)	AST BlackRock 80/20 Target Allocation ETF Portfolio (8)
AST AllianzGI World Trends Portfolio (1)	AST BlackRock 60/40 Target Allocation ETF Portfolio (8)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Dimensional Global Core Allocation Portfolio (9)
AST Goldman Sachs Multi-Asset Portfolio (1)	ProFund VP Consumer Services (1)
(1) Statement of net assets as of December 31,2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.
(2)     Statement of net assets as of April 26, 2019 (date of merger), statement of operations for the period January 1, 2019 to April 26, 2019 and statement of changes in net assets for the period January 1, 2019 to April 26, 2019 and for the year ended December 31, 2018.

(3)     Statement of net assets as of June 28, 2019 (date of liquidation), statement of operations for the period January 1, 2019 to June 28, 2019 and statement of changes in net assets for the period January 1, 2019 to June 28, 2019 and for the year ended December 31, 2018.

(4)     Statement of net assets as of January 25, 2019 (date of merger), statement of operations for the period January 1, 2019 to January 25, 2019 and statement of changes in net assets for the period January 1, 2019 to January 25, 2019 and for the year ended December 31, 2018.

(5)     Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the year ended December 31, 2019 and for the period ended January 2, 2018 (commencement of operations) to December 31, 2018.

(6)     Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the year ended December 31, 2019 and for the period ended April 30, 2018 (commencement of operations) to December 31, 2018.

(7) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period January 2, 2019 (commencement of operations) to December 31, 2019.
(8) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period January 28, 2019 (commencement of operations) to December 31, 2019.
(9) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period November 18, 2019 (commencement of operations) to December 31, 2019.

A111

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 7, 2020

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account since 1996.

A112

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company of New Jersey (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2019, of the Company’s internal control over financial reporting, based on the framework established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2019.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 5, 2020

Pruco Life Insurance Company of New Jersey
Statements of Financial Position
As of December 31, 2019 and 2018 (in thousands, except share amounts)

	December 31, 2019	December 31, 2018
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2019–$1,437,796 ; 2018–$1,297,892)	$1,550,096	$1,277,824
Fixed maturities, trading, at fair value (amortized cost: 2019–$14,221; 2018–$7,446)	13,700	5,770
Equity securities, at fair value (cost: 2019–$5,139; 2018–$8,136)	7,512	9,870
Policy loans	211,986	206,448
Commercial mortgage and other loans	143,098	118,636
Other invested assets (includes $24,726 and $10,673 measured at fair value at December 31, 2019 and 2018, respectively)	89,536	58,413
Total investments	2,015,928	1,676,961
Cash and cash equivalents	55,924	70,441
Deferred policy acquisition costs	178,813	165,478
Accrued investment income	19,539	17,764
Reinsurance recoverables	3,200,642	2,723,518
Receivables from parent and affiliates	32,820	40,388
Income taxes receivable	6,268	19,134
Other assets	21,203	23,973
Separate account assets	15,904,208	13,382,345
TOTAL ASSETS	$21,435,345	$18,120,002
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances	$2,424,120	$2,314,958
Future policy benefits	2,302,959	1,820,092
Cash collateral for loaned securities	2,481	2,702
Short-term debt to affiliates	89	0
Payables to parent and affiliates	24,958	20,413
Other liabilities	140,628	134,771
Separate account liabilities	15,904,208	13,382,345
Total liabilities	$20,799,443	$17,675,281
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($5 par value; 400,000 shares authorized; issued and outstanding)	2,000	2,000
Additional paid-in capital	268,021	213,261
Retained earnings	280,246	243,827
Accumulated other comprehensive income (loss)	85,635	(14,367)
Total equity	635,902	444,721
TOTAL LIABILITIES AND EQUITY	$21,435,345	$18,120,002
See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Operations and Comprehensive Income
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
REVENUES
Premiums	$12,931	$13,007	$13,967
Policy charges and fee income	65,735	62,567	44,203
Net investment income	76,788	67,811	66,651
Asset administration fees	5,844	5,356	9,075
Other income	4,622	1,004	4,111
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(5,095)	(125)	(80)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	(379)	0	0
Other realized investment gains (losses), net	(11,914)	(9,148)	(13,958)
Total realized investment gains (losses), net	(17,388)	(9,273)	(14,038)
TOTAL REVENUES	148,532	140,472	123,969
BENEFITS AND EXPENSES
Policyholders’ benefits	25,613	19,829	12,255
Interest credited to policyholders’ account balances	37,746	35,936	32,959
Amortization of deferred policy acquisition costs	14,850	15,972	12,538
General, administrative and other expenses	36,980	37,507	36,898
TOTAL BENEFITS AND EXPENSES	115,189	109,244	94,650
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	33,343	31,228	29,319
Income tax expense (benefit)	(3,412)	(53)	(5,938)
NET INCOME (LOSS)	$36,755	$31,281	$35,257
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	10	(1,187)	43
Net unrealized investment gains (losses)	126,575	(67,692)	32,210
Total	126,585	(68,879)	32,253
Less: Income tax expense (benefit) related to other comprehensive income (loss)	26,583	(14,464)	10,084
Other comprehensive income (loss), net of taxes	100,002	(54,415)	22,169
Comprehensive income (loss)	$136,757	$(23,134)	$57,426

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Equity
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2016	$2,000	$209,786	$282,810	$12,161	$506,757
Contributed capital		1,300			1,300
Dividend to parent			(100,000)		(100,000)
Contributed (distributed) capital- parent/child asset transfers		875			875
Comprehensive income:
Net income (loss)			35,257		35,257
Other comprehensive income (loss), net of tax				22,169	22,169
Total comprehensive income (loss)					57,426
Balance, December 31, 2017	2,000	211,961	218,067	34,330	466,358
Cumulative effect of adoption of ASU 2016-01			372	(175)	197
Cumulative effect of adoption of ASU 2018-02			(5,893)	5,893	0
Contributed capital		1,300			1,300
Dividend to parent
Contributed (distributed) capital- parent/child asset transfers
Comprehensive income:
Net income (loss)			31,281		31,281
Other comprehensive income (loss), net of tax				(54,415)	(54,415)
Total comprehensive income (loss)					(23,134)
Balance, December 31, 2018	2,000	213,261	243,827	(14,367)	444,721
Cumulative effect of adoption of accounting changes (1)			(336)		(336)
Contributed capital		59,536			59,536
Dividend to parent			0		0
Contributed (distributed) capital- parent/child asset transfers		(4,776)			(4,776)
Comprehensive income:
Net income (loss)			36,755		36,755
Other comprehensive income (loss), net of tax				100,002	100,002
Total comprehensive income (loss)					136,757
Balance, December 31, 2019	$2,000	$268,021	$280,246	$85,635	$635,902
(1) Includes the impact from the adoption of ASUs 2017-08 and 2017-12. See Note 2.
See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Cash Flows
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$36,755	$31,281	$35,257
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(26,433)	(21,780)	(9,816)
Interest credited to policyholders’ account balances	37,746	35,936	32,959
Realized investment (gains) losses, net	17,388	9,273	14,038
Amortization and other non-cash items	(10,762)	(7,850)	(10,893)
Change in:
Future policy benefits	256,062	201,654	192,407
Reinsurance recoverables	(246,914)	(209,954)	(194,653)
Accrued investment income	(1,775)	(1,184)	(751)
Net payables to/receivables from parent and affiliates	5,723	856	2,978
Deferred policy acquisition costs	(24,349)	(14,771)	(12,060)
Income taxes	(12,357)	(4,963)	(6,323)
Derivatives, net	1,194	(4,777)	7,191
Other, net	(3,014)	21,047	(1,314)
Cash flows from (used in) operating activities	29,264	34,768	49,020
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	72,095	73,692	191,284
Equity securities	3,353	1,939	5
Policy loans	27,022	23,009	21,743
Ceded policy loans	(1,576)	(1,990)	(2,015)
Short-term investments	0	0	32,985
Commercial mortgage and other loans	9,788	4,209	55,580
Other invested assets	1,679	2,502	2,875
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(166,382)	(167,311)	(263,909)
Fixed maturities, trading	(6,776)	0	0
Equity securities	(50)	(2,002)	(2,000)
Policy loans	(24,529)	(28,537)	(20,053)
Ceded policy loans	2,337	2,734	2,461
Short-term investments	0	0	(21,981)
Commercial mortgage and other loans	(33,817)	(1,595)	(15,623)
Other invested assets	(16,980)	(7,186)	(4,444)
Notes receivable from parent and affiliates, net	6,362	455	331
Derivatives, net	(561)	161	213
Other, net	(410)	(282)	(402)
Cash flows from (used in) investing activities	(128,445)	(100,202)	(22,950)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	553,804	555,153	503,455
Ceded policyholders’ account deposits	(342,648)	(337,536)	(332,727)
Policyholders’ account withdrawals	(342,230)	(311,159)	(268,989)
Ceded policyholders’ account withdrawals	224,910	187,237	155,696
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(221)	(12,505)	153
Dividend to parent	0	0	(100,000)
Contributed (distributed) capital - parent/child asset transfers	0	0	1,347
Net change in financing arrangements (maturities 90 days or less)	89	0	0
Drafts outstanding	(9,040)	10,067	2,629
Cash flows from (used in) financing activities	84,664	91,257	(38,436)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(14,517)	25,823	(12,366)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	70,441	44,618	56,984
CASH AND CASH EQUIVALENTS, END OF YEAR	$55,924	$70,441	$44,618
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$8,946	$4,910	$346
Interest paid	$100	$5	$3
Significant Non-Cash Transactions
In December of 2019, the Company received $60 million of non-cash assets from its parent, Pruco Life Insurance Company. See Note 13 for additional information. There were no significant non-cash transactions for the years ended December 31, 2018 and 2017.

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements
1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company of New Jersey (“PLNJ”) is a wholly-owned subsidiary of Pruco Life Insurance Company (“Pruco Life”), which in turn is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”). Prudential Insurance is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). PLNJ is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only, and sells such products primarily through affiliated and unaffiliated distributors.
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Reinsurance, Ltd. ("Pruco Re") and Pruco Life. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Pruco Life. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business. The product risks related to the reinsured business are being managed in Prudential Insurance. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within Prudential Insurance.
Basis of Presentation
The Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; fair value of embedded derivative instruments associated with index-linked features of certain universal life products; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.
2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables, and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income (loss) ("OCI"). For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and dividend income is reported in “Net investment income” on the ex-dividend date.

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are reported in net income within “Other income” in the Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available-for-sale” were reported in AOCI. The impact of this standard resulted in an increase to retained earnings of $372 thousand, a reduction to AOCI of $175 thousand, and an increase to equity of $197 thousand upon adoption on January 1, 2018.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income”.
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Other invested assets consist of the Company’s non-coupon investments in Limited Partnerships and Limited Liability Companies ("LPs/LLCs") and derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in OCI. Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flows on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents. These assets are generally carried at fair value or amortized cost which approximates fair value.
Deferred policy acquisition costs are directly related to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of variable annuity contracts, and index-linked crediting features of indexed universal life contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, a United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 9.
Income taxes asset primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members record tax benefits to the extent tax losses or tax credits are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a 'measurement period' not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of provisional amounts related to The United States Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.
Effective January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss), which allowed a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017. The Company elected to apply the ASU subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $5.9 million upon adoption on January 1, 2018. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).
Other assets consist primarily of premiums due and deferred loss on reinsurance with affiliates.
Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

LIABILITIES
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 7 for additional information regarding policyholders’ account balances.
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by recognizing a premium deficiency. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. If a premium deficiency is recognized, the assumptions without a provision for the risk of adverse deviation as of the premium deficiency test date are locked-in and used in subsequent valuations. The net reserves continue to be subject to premium deficiency testing. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are primarily used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income.”
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income.”

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Other liabilities consist primarily of accrued expenses, reinsurance payables and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 5 for information regarding the valuation of these embedded derivatives and Note 8 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.
Policyholders’ account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.
Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value”, and “Other invested assets” that are measured at fair value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties, while others are bilateral contracts between two counterparties. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within "Other invested assets", or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value" or "Equity securities, at fair value".
The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Pruco Life through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Pruco Life. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net”.
Accounting for Certain Reinsurance Contracts in the Individual Life Business
In 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.
The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(10)
Decrease in Policyholders' benefits	10
Increase in Amortization of deferred policy acquisition costs	(2)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Statement of Financial Position were a $13 million increase in "Other liabilities", a $9 million increase in "Reinsurance recoverables", a $4 million decrease in "Policyholders’ account balances" and a $2 million decrease in "Deferred policy acquisition costs".

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASUs") to the FASB Accounting Standards Codification ("ASC"). The Company considers the applicability and impact of all ASUs. ASUs listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of December 31, 2019, and as of the date of this filing. ASUs not listed below were assessed and determined to be either not applicable or not material.

ASU adopted during the year ended December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.	January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Financial Statements and Notes to the Financial Statements. The impact of the cumulative-effect adjustment to retained earnings was immaterial.

ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities
This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting. The ASU eliminates separate measurement and recording of hedge ineffectiveness. It requires entities to present the earnings effect of the hedging instrument in the same income statement line item in which the hedged item is reported and also requires expanded disclosures.
January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Financial Statements and Notes to the Financial Statements. The impact of the cumulative-effect adjustment to retained earnings and AOCI related to ineffectiveness of the hedge instruments outstanding at the date of the adoption was immaterial. See Note 4 for additional required disclosures.

ASU issued but not yet adopted as of December 31, 2019 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company's Financial Statements and Notes to the Financial Statements. In October 2019, the FASB issued ASU 2019-09, Financial Services - Insurance (Topic 944): Effective Date to affirm its decision to defer the effective date of ASU 2018-12 to January 1, 2022 (with early adoption permitted), representing a one year extension from the original effective date of January 1, 2021. This ASU will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other less significant changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its liability for future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value, and record market risk benefit assets and liabilities separately on the Statements of Financial Position. Changes in fair value of market risk benefits are recorded in net income, except for the portion of the change that is attributable to changes in an entity’s non-performance risk ("NPR"), which is recognized in OCI.

An entity shall adopt the guidance for market risk benefits using the retrospective transition method which includes a cumulative-effect adjustment on the balance sheet as of the earliest period presented. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the market risk benefits upon adoption.

Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., guaranteed minimum death benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Other ASUs issued but not yet adopted as of December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption.
However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASC 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption was permitted beginning January 1, 2019.

Adoption of this guidance will result in 1) the recognition of an allowance for credit losses based on the current expected credit loss model on financial assets carried at amortized cost and certain off-balance sheet credit exposures; and 2) related adjustments to retained earnings. We expect the cumulative impact of the adoption to retained earnings, primarily attributable to the reserves for commercial mortgage and other loans, to be immaterial.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$14,983	$1,032	$0	$16,015	$0
Obligations of U.S. states and their political subdivisions	123,505	10,172	0	133,677	0
Foreign government bonds	70,287	6,993	0	77,280	0
U.S. public corporate securities	627,880	70,167	527	697,520	0
U.S. private corporate securities	222,952	10,416	153	233,215	0
Foreign public corporate securities	53,115	4,958	80	57,993	0
Foreign private corporate securities	161,597	4,505	2,210	163,892	0
Asset-backed securities(1)	17,816	753	27	18,542	0
Commercial mortgage-backed securities	141,593	5,796	0	147,389	0
Residential mortgage-backed securities(2)	4,068	509	4	4,573	(50)
Total fixed maturities, available-for-sale	$1,437,796	$115,301	$3,001	$1,550,096	$(50)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, and education loans.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.1 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$15,388	$940	$0	$16,328	$0
Obligations of U.S. states and their political subdivisions	121,031	1,830	555	122,306	0
Foreign government bonds	68,720	96	3,522	65,294	0
U.S. public corporate securities	486,872	8,798	14,945	480,725	0
U.S. private corporate securities	231,953	1,935	7,522	226,366	0
Foreign public corporate securities	49,684	476	1,945	48,215	0
Foreign private corporate securities	149,611	736	5,584	144,763	0
Asset-backed securities(1)	22,352	1,040	41	23,351	(40)
Commercial mortgage-backed securities	147,464	915	3,173	145,206	0
Residential mortgage-backed securities(2)	4,817	460	7	5,270	(66)
Total fixed maturities, available-for-sale	$1,297,892	$17,226	$37,294	$1,277,824	$(106)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.2 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2019
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Obligations of U.S. states and their political subdivisions	$0	$0	$0	$0	$0	$0
Foreign government bonds	0	0	400	0	400	0
U.S. public corporate securities	16,892	190	1,073	337	17,965	527
U.S. private corporate securities	7,350	140	4,757	13	12,107	153
Foreign public corporate securities	2,054	23	2,427	57	4,481	80
Foreign private corporate securities	10,659	281	27,048	1,929	37,707	2,210
Asset-backed securities	1,488	12	2,985	15	4,473	27
Commercial mortgage-backed securities	0	0	0	0	0	0
Residential mortgage-backed securities	91	4	0	0	91	4
Total fixed maturities, available-for-sale	$38,534	$650	$38,690	$2,351	$77,224	$3,001

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Obligations of U.S. states and their political subdivisions	$36,191	$356	$7,585	$199	$43,776	$555
Foreign government bonds	28,009	1,002	30,924	2,520	58,933	3,522
U.S. public corporate securities	182,958	7,696	124,396	7,249	307,354	14,945
U.S. private corporate securities	57,562	4,549	106,828	2,973	164,390	7,522
Foreign public corporate securities	20,062	695	16,791	1,250	36,853	1,945
Foreign private corporate securities	97,538	4,321	14,107	1,263	111,645	5,584
Asset-backed securities	7,762	41	0	0	7,762	41
Commercial mortgage-backed securities	26,453	163	61,338	3,010	87,791	3,173
Residential mortgage-backed securities	535	4	243	3	778	7
Total fixed maturities, available-for-sale	$457,070	$18,827	$362,212	$18,467	$819,282	$37,294

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

As of December 31, 2019 and 2018, the gross unrealized losses on fixed maturity securities were composed of $2.4 million and $31.0 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $0.6 million and $6.3 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2019, the $2.4 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, consumer non-cyclical and energy sectors. As of December 31, 2018, the $18.5 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities and in the Company’s corporate securities within the finance, utility and consumer non-cyclical sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2019 or 2018. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2019, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2019
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$32,713	$33,124
Due after one year through five years	180,902	184,943
Due after five years through ten years	248,373	256,672
Due after ten years	812,331	904,853
Asset-backed securities	17,816	18,542
Commercial mortgage-backed securities	141,593	147,389
Residential mortgage-backed securities	4,068	4,573
Total fixed maturities, available-for-sale	$1,437,796	$1,550,096
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$12,801	$3,530	$103,740
Proceeds from maturities/prepayments	59,294	70,152	87,544
Gross investment gains from sales and maturities	164	172	88
Gross investment losses from sales and maturities	(709)	(219)	(989)
OTTI recognized in earnings(2)	(5,474)	(125)	(80)

(1)	Includes $0.0 million, $0.0 million and $0.0 million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2019	2018
	(in thousands)
Credit loss impairments:
Balance in OCI, beginning of period	$179	$561
New credit loss impairments	3,021	0
Increases due to the passage of time on previously recorded credit losses	22	30
Reductions for securities which matured, paid down, prepaid or were sold during the period	(19)	(412)
Reductions for securities impaired to fair value during the period(1)	(3,040)	0
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(74)	0
Balance in OCI, end of period	$89	$179

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Equity Securities

The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income,” was $0.6 million and $(1.0) million during the years ended December 31, 2019 and 2018, respectively. The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within "Other comprehensive income (loss)," was $0.2 million during the year ended December 31, 2017.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2019		December 31, 2018
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$47,568	33.2%	$41,775	35.2%
Hospitality	14,266	10.0	9,988	8.4
Industrial	18,907	13.2	12,264	10.3
Office	24,035	16.7	16,930	14.3
Other	18,853	13.2	19,024	16.0
Retail	16,174	11.3	13,838	11.6
Total commercial mortgage loans	139,803	97.6	113,819	95.8
Agricultural property loans	3,460	2.4	4,968	4.2
Total commercial mortgage and agricultural property loans by property type	143,263	100.0%	118,787	100.0%
Allowance for credit losses	(165)		(151)
Total commercial mortgage and other loans	$143,098		$118,636
As of December 31, 2019, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in New York (13%), Illinois (13%) and Texas (11%)) and included loans secured by properties in Europe (10%).

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2016	$207	$2	$209
Addition to (release of) allowance for credit losses	(28)	(1)	(29)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	$179	$1	$180
Addition to (release of) allowance for credit losses	(29)	0	(29)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$150	$1	$151
Addition to (release of) allowance for credit losses	14	0	14
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2019	$164	$1	$165
The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2019
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	164	1	165
Total ending balance(1)	$164	$1	$165
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	139,803	3,460	143,263
Total ending balance(1)	$139,803	$3,460	$143,263

(1)	As of December 31, 2019, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	150	1	151
Total ending balance(1)	$150	$1	$151
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	113,819	4,968	118,787
Total ending balance(1)	$113,819	$4,968	$118,787

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$93,315	$1,131	$0	$94,446
60%-69.99%	42,726	1,877	0	44,603
70%-79.99%	2,695	1,519	0	4,214
80% or greater	0	0	0	0
Total commercial mortgage and agricultural property loans	$138,736	$4,527	$0	$143,263

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$88,427	$1,210	$0	$89,637
60%-69.99%	19,975	5,513	0	25,488
70%-79.99%	2,102	1,560	0	3,662
80% or greater	0	0	0	0
Total commercial mortgage and agricultural property loans	$110,504	$8,283	$0	$118,787

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2019
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$139,803	$0	$0	$0	$139,803	$0
Agricultural property loans	3,460	0	0	0	3,460	0
Total	$143,263	$0	$0	$0	$143,263	$0

(1)	As of December 31, 2019, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$113,819	$0	$0	$0	$113,819	$0
Agricultural property loans	4,968	0	0	0	4,968	0
Total	$118,787	$0	$0	$0	$118,787	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.
Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
Company's investment in separate accounts	$3,418	$3,008
LPs/LLCs:
Equity method:
Private equity	26,609	15,081
Hedge funds	30,629	28,266
Real estate-related	4,154	1,385
Subtotal equity method	61,392	44,732
Fair value:
Private equity	774	920
Hedge funds	78	105
Real estate-related	2,490	1,856
Subtotal fair value	3,342	2,881
Total LPs/LLCs	64,734	47,613
Derivative instruments	21,384	7,792
Total other invested assets	$89,536	$58,413

As of both December 31, 2019 and 2018, the Company had no significant equity method investments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale	$57,518	$52,235	$48,232
Fixed maturities, trading	376	322	306
Equity securities, at fair value	363	364	363
Commercial mortgage and other loans	5,130	5,006	6,088
Policy loans	11,458	11,071	10,618
Short-term investments and cash equivalents	997	655	457
Other invested assets	4,459	1,869	4,224
Gross investment income	80,301	71,522	70,288
Less: investment expenses	(3,513)	(3,711)	(3,637)
Net investment income	$76,788	$67,811	$66,651

The carrying value of non-income producing assets included less than $1 million in available-for-sale fixed maturities, as of December 31, 2019. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2019.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities(1)	$(6,019)	$(172)	$(981)
Equity securities(2)	0	0	(1)
Commercial mortgage and other loans	(14)	29	29
LPs/LLCs	(519)	49	16
Derivatives	(10,839)	(9,178)	(13,098)
Short-term investments and cash equivalents	3	(1)	(3)
Realized investment gains (losses), net	$(17,388)	$(9,273)	$(14,038)

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

(2)	Effective January 1, 2018, realized gains (losses) on equity securities are recorded within “Other income.”
Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2019	2018	2017
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$51	$143	$162
Fixed maturity securities, available-for-sale—all other	112,249	(20,211)	56,909
Equity securities, available-for-sale(1)	0	0	270
Derivatives designated as cash flow hedges(2)	3,193	1,793	(5,036)
Affiliated notes	480	509	682
Other investments	66	145	(288)
Net unrealized gains (losses) on investments	$116,039	$(17,621)	$52,699

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Other income.”

(2)	For more information on cash flow hedges, see Note 4.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2019 and 2018, the Company had no repurchase agreements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2019			December 31, 2018
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
U.S. public corporate securities	0	0	0	437	0	437
Foreign public corporate securities	2,481	0	2,481	2,265	0	2,265
Total cash collateral for loaned securities(1)	$2,481	$0	$2,481	$2,702	$0	$2,702

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$2,427	$2,640
Total securities pledged	$2,427	$2,640
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$2,481	$2,702
Total liabilities supported by the pledged collateral	$2,481	$2,702
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2019 and 2018, the fair value of this collateral was $0 million and $10 million, respectively, none of which had either been sold or repledged.
As of December 31, 2019 and 2018, there were available-for-sale fixed maturities of $0.5 million and $0.5 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities and index-linked universal life), which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to certain of these derivatives, the Company has entered into reinsurance agreements (previously reinsured to Pruco Re and Pruco Life) with an affiliate, Prudential Insurance, effective April 1, 2016. See Note 1 for additional information on the reinsurance agreements.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

	December 31, 2019			December 31, 2018
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$131,212	$4,653	$(1,504)	$119,611	$3,787	$(2,271)
Total Derivatives Designated as Hedge Accounting Instruments:	$131,212	$4,653	$(1,504)	$119,611	$3,787	$(2,271)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$32,075	$3,005	$(5)	$59,075	$2,360	$0
Credit
Credit Default Swaps	0	0	0	756	0	(9)
Currency/Interest Rate
Foreign Currency Swaps	33,224	2,691	(579)	16,815	2,364	(111)
Foreign Currency
Foreign Currency Forwards	1,858	0	(36)	1,460	21	0
Equity
Equity Options	379,350	24,064	(10,919)	281,400	2,616	(749)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$446,507	$29,760	$(11,539)	$359,506	$7,361	$(869)
Total Derivatives (1)(2)	$577,719	$34,413	$(13,043)	$479,117	$11,148	$(3,140)

(1)
Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $761 million and $489 million as of December 31, 2019 and 2018, respectively included in “Future policy benefits” and $134 million and $2 million as of December 31, 2019 and 2018, respectively included in “Policyholders’ account balances". The fair value of the related reinsurance, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $761 million and $489 million as of December 31, 2019 and 2018, respectively.

(2)	Recorded in "Other invested assets" and "Other liabilities" on the Statements of Financial Position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

	December 31, 2019
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$34,413	$(13,029)	$21,384	$(21,384)	$0
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$34,413	$(13,029)	$21,384	$(21,384)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$13,043	$(13,043)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$13,043	$(13,043)	$0	$0	$0

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$11,148	$(3,355)	$7,793	$(7,307)	$486
Securities purchased under agreements to resell	10,000	0	10,000	(10,000)	0
Total Assets	$21,148	$(3,355)	$17,793	$(17,307)	$486
Offsetting of Financial Liabilities:
Derivatives(1)	$3,140	$(3,140)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$3,140	$(3,140)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit and equity derivatives in any of its cash flow hedge accounting relationships.
The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2019
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$569	$1,693	$(418)	$1,391
Total cash flow hedges	569	1,693	(418)	1,391
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	1,393	0	0	0
Currency	38	0	0	0
Currency/Interest Rate	216	0	(9)	0
Credit	(1)	0	0	0
Equity	10,544	0	0	0
Embedded Derivatives	(23,598)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(11,408)	0	(9)	0
Total	$(10,839)	$1,693	$(427)	$1,391

	Year Ended December 31, 2018(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(305)	$1,360	$638	$6,829
Total cash flow hedges	(305)	1,360	638	6,829
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(583)	0	0	0
Currency	98	0	0	0
Currency/Interest Rate	1,682	0	13	0
Credit	(2)	0	0	0
Equity	(3,793)	0	0	0
Embedded Derivatives	(6,275)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(8,873)	0	13	0
Total	$(9,178)	$1,360	$651	$6,829

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2017(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(68)	$814	$(873)	$(10,009)
Total cash flow hedges	(68)	814	(873)	(10,009)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	124	0	0	0
Currency	(106)	0	0	0
Currency/Interest Rate	(1,765)	0	(20)	0
Credit	(46)	0	0	0
Equity	3,497	0	0	0
Embedded Derivatives	(14,734)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(13,030)	0	(20)	0
Total	$(13,098)	$814	$(893)	$(10,009)

(1)	Net change in AOCI.

(2)	Prior period amounts have been updated to conform to current period presentation.
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2016	$4,973
Amount recorded in AOCI
Currency/Interest Rate	(10,136)
Total amount recorded in AOCI	(10,136)
Amount reclassified from AOCI to income
Currency/Interest Rate	127
Total amount reclassified from AOCI to income	127
Balance, December 31, 2017	$(5,036)
Amount recorded in AOCI
Currency/Interest Rate	8,522
Total amount recorded in AOCI	8,522
Amount reclassified from AOCI to income
Currency/Interest Rate	(1,693)
Total amount reclassified from AOCI to income	(1,693)
Balance, December 31, 2018	$1,793
Cumulative-effect adjustment from the adoption of ASU 2017-12(1)	9
Amount recorded in AOCI
Currency/Interest Rate	3,235
Total amount recorded in AOCI	3,235
Amount reclassified from AOCI to income
Currency/Interest Rate	(1,844)
Total amount reclassified from AOCI to income	(1,844)
Balance, December 31, 2019	$3,193

(1)	See Note 2 for details.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2019 values, it is estimated that a pre-tax gain of $1.7 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2020.
The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.
There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2019 and 2018.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $0 million and $1 million reported as of December 31, 2019 and 2018, respectively with a fair value of $0 million for both periods.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$16,015	$0	$0	$16,015
Obligations of U.S. states and their political subdivisions	0	133,677	0	0	133,677
Foreign government bonds	0	77,280	0	0	77,280
U.S. corporate public securities	0	697,520	0	0	697,520
U.S. corporate private securities	0	232,903	312	0	233,215
Foreign corporate public securities	0	57,993	0	0	57,993
Foreign corporate private securities	0	163,026	866	0	163,892
Asset-backed securities(2)	0	18,542	0	0	18,542
Commercial mortgage-backed securities	0	147,389	0	0	147,389
Residential mortgage-backed securities	0	4,573	0	0	4,573
Subtotal	0	1,548,918	1,178	0	1,550,096
Fixed maturities, trading	0	13,700	0	0	13,700
Equity securities	0	207	7,305	0	7,512
Cash equivalents	0	55,896	0	0	55,896
Other invested assets(3)	0	34,413	0	(13,029)	21,384
Reinsurance recoverables	0	0	760,558	0	760,558
Receivables from parent and affiliates	0	2,433	0	0	2,433
Subtotal excluding separate account assets	0	1,655,567	769,041	(13,029)	2,411,579
Separate account assets(4)(5)	0	13,927,275	0	0	13,927,275
Total assets	$0	$15,582,842	$769,041	$(13,029)	$16,338,854
Future policy benefits(6)	$0	$0	$760,558	$0	$760,558
Policyholders' account balances	0	0	133,793	0	133,793
Payables to parent and affiliates	0	13,043	0	(13,043)	0
Total liabilities	$0	$13,043	$894,351	$(13,043)	$894,351

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$16,328	$0	$0	$16,328
Obligations of U.S. states and their political subdivisions	0	122,306	0	0	122,306
Foreign government bonds	0	65,294	0	0	65,294
U.S. corporate public securities	0	480,725	0	0	480,725
U.S. corporate private securities	0	224,278	2,088	0	226,366
Foreign corporate public securities	0	48,215	0	0	48,215
Foreign corporate private securities	0	143,969	794	0	144,763
Asset-backed securities(2)	0	23,351	0	0	23,351
Commercial mortgage-backed securities	0	145,206	0	0	145,206
Residential mortgage-backed securities	0	5,270	0	0	5,270
Subtotal	0	1,274,942	2,882	0	1,277,824
Fixed maturities, trading	0	5,770	0	0	5,770
Equity securities	0	3,248	6,622	0	9,870
Cash equivalents	19,972	39,946	0	0	59,918
Other invested assets(3)	0	11,148	0	(3,355)	7,793
Reinsurance recoverables	0	0	488,825	0	488,825
Receivables from parent and affiliates	0	8,824	0	0	8,824
Subtotal excluding separate account assets	19,972	1,343,878	498,329	(3,355)	1,858,824
Separate account assets(4)(5)	0	11,648,322	0	0	11,648,322
Total assets	$19,972	$12,992,200	$498,329	$(3,355)	$13,507,146
Future policy benefits(6)	$0	$0	$488,825	$0	$488,825
Policyholders' account balances	0	0	1,949	0	1,949
Payables to parent and affiliates	0	3,140	0	(3,140)	0
Total liabilities	$0	$3,140	$490,774	$(3,140)	$490,774

(1)	“Netting” amounts represent cash collateral of $0.0 million and $0.2 million as of December 31, 2019 and 2018, respectively.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2019 and 2018, the fair values of such investments were $3.3 million and $2.9 million, respectively.

(4)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2019 and 2018, the fair value of such investments was $1,977 million and $1,734 million respectively.

(5)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Statements of Financial Position.

(6)
As of December 31, 2019, the net embedded derivative liability position of $761 million includes $60 million of embedded derivatives in an asset position and $821 million of embedded derivatives in a liability position. As of December 31, 2018, the net embedded derivative liability position of $489 million includes $60 million of embedded derivatives in an asset position and $549 million of embedded derivatives in a liability position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2019 and 2018, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities – Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs, and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter-Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Policyholders' Account Balances – The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain universal life products that provide the policyholders with the index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.
As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option budget for future index term periods, where the terms of index crediting rates have not yet been declared by the company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. The determination of these risk premiums requires the use of management’s judgment, and hence these liabilities are reflected within Level 3 in the fair value hierarchy.
Capital market inputs, including interest rates and equity markets volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	As of December 31, 2019
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Reinsurance recoverables	$760,558	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$760,558	Discounted cash flow	Lapse rate(5)	1%	18%		Decrease
			Spread over LIBOR(6)	0.10%	1.23%		Decrease
			Utilization rate(7)	43%	97%		Increase
			Withdrawal rate	See table footnote (8) below.
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	13%	23%		Increase
Policyholders' account balances(4)	$133,793	Discounted cash flow	Lapse rate(5)	1%	6%		Decrease
			Spread over LIBOR(6)	0.10%	1.23%		Decrease
			Mortality rate(9)	0%	24%		Decrease
			Equity volatility curve	10%	23%		Increase
	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$2,882	Discounted cash flow	Discount rate	7%	16.33%	9.93%	Decrease
Reinsurance recoverables	$488,825	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$488,825	Discounted cash flow	Lapse rate(5)	1%	13%		Decrease
			Spread over LIBOR(6)	0.36%	1.60%		Decrease
			Utilization rate(7)	50%	97%		Increase
			Withdrawal rate	See table footnote (8) below.
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities available-for-sale.

(3)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

(4)
Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s life products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(5)
Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.

(6)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.

(7)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(8)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of both December 31, 2019 and 2018, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(9)
The range reflects the mortality rates for the vast majority of business with living benefits and other contracts, with policyholders ranging from 45 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age and duration. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities - The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2019
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Corporate securities(3)	$2,882	$(2,133)	$428	$0	$0	$(638)	$0	$639	$0	$1,178	$(4,880)
Structured securities(4)	0	442	0	(10)	0	(68)	0	24,960	(25,324)	0	0
Other assets:
Equity securities	6,622	683	0	0	0	0	0	0	0	7,305	683
Reinsurance recoverables	488,825	174,913	96,820	0	0	0	0	0	0	760,558	191,215
Receivables from parent and affiliates	0	0	0	0	0	0	0	0	0	0	0
Liabilities:
Future policy benefits	(488,825)	(174,913)	0	0	(96,820)	0	0	0	0	(760,558)	(191,215)
Policyholders' account balances(5)	(1,949)	(108,588)	0	0	(23,256)	0	0	0	0	(133,793)	(107,158)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2019
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(4,895)	$0	$3,018	$186	$(4,880)	$0
Other assets:
Equity securities	0	683	0	0	0	683
Reinsurance recoverables	174,913	0	0	0	191,215	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	(174,913)	0	0	0	(191,215)	0
Policyholders' account balances	(108,588)	0	0	0	(107,158)	0

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Corporate securities(3)	$14,516	$(2,881)	$555	$(45)	$0	$(9,263)	$0	$0	$0	$2,882	$0
Structured securities(4)	11,575	(28)	9,797	(196)	0	(2,693)	0	196	(18,651)	0	0
Other assets:
Equity securities	7,428	(806)	0	0	0	0	0	0	0	6,622	(806)
Reinsurance recoverables	472,157	(70,180)	86,848	0	0	0	0	0	0	488,825	(54,376)
Receivables from parent and affiliates	0	(18)	0	0	0	0	0	6,047	(6,029)	0	0
Liabilities:
Future policy benefits	(472,157)	70,180	0	0	(86,848)	0	0	0	0	(488,825)	54,376
Policyholders' account balances(5)	(5,463)	3,567	0	0	0	(53)	0	0	0	(1,949)	3,567

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$160	$0	$(3,222)	$153	$0	$0
Other assets:
Equity securities	0	(806)	0	0	0	(806)
Reinsurance recoverables	(70,180)	0	0	0	(54,376)	0
Receivables from parent and affiliates	0	0	(18)	0	0	0
Liabilities:
Future policy benefits	70,180	0	0	0	54,376	0
Policyholders' account balances	3,567	0	0	0	3,567	0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2017, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2017.

	Year Ended December 31, 2017
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$5	$0	$81	$165	$(62)	$0
Other assets:
Equity securities	0	696	0	0	0	696
Reinsurance recoverables	(44,680)	0	0	0	(31,829)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	44,680	0	0	0	31,829	0
Policyholders' account balances	(3,421)	0	0	0	(3,421)	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(3)	Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities.

(4)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities.

(5)	Issuances and settlements for Policyholders' account balances are presented net in the rollforward.
Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2019
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$148,855	$148,855	$143,098
Policy loans	0	0	211,986	211,986	211,986
Cash and cash equivalents	28	0	0	28	28
Accrued investment income	0	19,539	0	19,539	19,539
Reinsurance recoverables	0	0	26,400	26,400	26,286
Receivables from parent and affiliates	0	30,387	0	30,387	30,387
Other assets	0	3,071	0	3,071	3,071
Total assets	$28	$52,997	$387,241	$440,266	$434,395
Liabilities:
Policyholders’ account balances - investment contracts	$0	$192,239	$40,475	$232,714	$232,600
Cash collateral for loaned securities	0	2,481	0	2,481	2,481
Short-term debt to affiliates	0	89	0	89	89
Payables to parent and affiliates	0	24,958	0	24,958	24,958
Other liabilities	0	41,310	0	41,310	41,310
Total liabilities	$0	$261,077	$40,475	$301,552	$301,438

	December 31, 2018
	Fair Value				Carrying Amount (1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$119,659	$119,659	$118,636
Policy loans	0	0	206,448	206,448	206,448
Cash and cash equivalents	523	10,000	0	10,523	10,523
Accrued investment income	0	17,764	0	17,764	17,764
Reinsurance recoverables	0	0	0	0	0
Receivables from parent and affiliates	0	31,564	0	31,564	31,564
Other assets	0	4,193	0	4,193	4,193
Total assets	$523	$63,521	$326,107	$390,151	$389,128
Liabilities:
Policyholders’ account balances - investment contracts	$0	$179,239	$40,349	$219,588	$220,553
Cash collateral for loaned securities	0	2,702	0	2,702	2,702
Short-term debt to affiliates	0	0	0	0	0
Payables to parent and affiliates	0	20,413	0	20,413	20,413
Other liabilities	0	58,357	0	58,357	58,357
Total liabilities	$0	$260,711	$40,349	$301,060	$302,025

(1)
Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life, and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, unsettled trades and accounts receivable.
Reinsurance Recoverables
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements between the Company and related parties. See Note 9 for additional information about the Company's reinsurance arrangements.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Short-term Debt to Affiliates
The fair value of short-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2019	2018	2017
	(in thousands)
Balance, beginning of year	$165,478	$145,451	$135,759
Capitalization of commissions, sales and issue expenses	39,199	30,742	24,599
Amortization- Impact of assumption and experience unlocking and true-ups	(5,341)	(6,328)	(2,875)
Amortization- All other	(9,509)	(9,644)	(9,663)
Change in unrealized investment gains and losses	(11,014)	5,257	(2,369)
Balance, end of year	$178,813	$165,478	$145,451

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2019	2018
	(in thousands)
Life insurance	$1,505,953	$1,299,165
Individual annuities and supplementary contracts	32,057	27,619
Other contract liabilities	764,949	493,308
Total future policy benefits	$2,302,959	$1,820,092
Life insurance liabilities include reserves for death benefits. Individual annuities and supplementary contract liabilities include reserves for life contingent immediate annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 2.3% to 7.0%.
Future policy benefits for individual annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present value range from 0.0% to 7.3%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the above table. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.9% to 3.3%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2019	2018
	(in thousands)
Interest-sensitive life contracts	$1,851,262	$1,767,831
Individual annuities	360,497	345,790
Guaranteed interest accounts	20,111	22,088
Other	192,250	179,249
Total policyholders’ account balances	$2,424,120	$2,314,958
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates for interest-sensitive life contracts range from 1.9% to 4.6%. Interest crediting rates for individual annuities range from 0.0% to 4.9%. Interest crediting rates for guaranteed interest accounts range from 1.5% to 4.1%. Interest crediting rates range from 0.5% to 3.5% for other.
8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2019 and 2018, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2019		December 31, 2018
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$9,457,044	N/A	$7,954,281	N/A
Net amount at risk	$2,624	N/A	$66,895	N/A
Average attained age of contractholders	67 years	N/A	66 years	N/A
Minimum return or contract value
Account value	$1,974,634	$10,662,525	$1,820,257	$9,082,737
Net amount at risk	$1,784	$174,773	$148,719	$381,856
Average attained age of contractholders	69 years	68 years	68 years	66 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Balances are gross of reinsurance.

(2)	Includes income and withdrawal benefits.

	December 31, 2019	December 31, 2018
	In the Event of Death(1)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$866,213	$768,008
General account value	$1,040,548	$943,528
Net amount at risk	$18,594,133	$18,364,626
Average attained age of contractholders	54 years	54 years

(1)	Balances are gross of reinsurance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2019(1)	December 31, 2018(1)
	(in thousands)
Equity funds	$5,909,051	$4,884,603
Bond funds	5,016,141	4,419,587
Money market funds	167,616	145,921
Total	$11,092,808	$9,450,111

(1)	Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $339 million at December 31, 2019 and $324 million at December 31, 2018 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features were invested in general account investment options. For the years ended December 31, 2019, 2018 and 2017, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB, and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” GMAB, GMWB, and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

	GMDB		GMIB	GMWB/GMIWB/GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity

	(in thousands)
Balance at December 31, 2016	$10,635	$137,319	$1,116	$434,713	$583,783
Incurred guarantee benefits(1)	893	47,907	(570)	37,443	85,673
Paid guarantee benefits	(154)	(250)	(11)	0	(415)
Change in unrealized investment gains and losses	161	11,265	2	0	11,428
Balance at December 31, 2017	11,535	196,241	537	472,156	680,469
Incurred guarantee benefits(1)	1,913	52,918	10	16,669	71,510
Paid guarantee benefits	(964)	(5,636)	0	0	(6,600)
Change in unrealized investment gains and losses	(216)	(18,681)	(4)	0	(18,901)
Balance at December 31, 2018	12,268	224,842	543	488,825	726,478
Incurred guarantee benefits(1)	2,846	115,994	68	271,733	390,641
Paid guarantee benefits	63	(15,638)	(50)	0	(15,625)
Change in unrealized investment gains and losses	459	51,351	5	0	51,815
Balance at December 31, 2019	$15,636	$376,549	$566	$760,558	$1,153,309

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The GMDB, which includes the liability for no-lapse guarantees, and GMIB liability are established when associated assessments (which include all policy charges including charges for administration, mortality, expense, surrender, and other, regardless of how characterized) are recognized. This liability is established using current best estimate assumptions and is based on the ratio of the present value of total expected excess payments (e.g., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. Similar to as described above for DAC, the reserves are subject to adjustments based on annual reviews of assumptions and quarterly adjustments for experience, including market performance. These adjustments reflect the impact on the benefit ratio of using actual historical experience from the issuance date to the balance sheet date plus updated estimates of future experience. The updated benefit ratio is then applied to all prior periods’ assessments to derive an adjustment to the reserve recognized through a benefit or charge to current period earnings.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held.
There were no deferred sales inducements balances at December 31, 2019 and 2018 because they were fully ceded.
9.    REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Term Reinsurance Company (“Term Re”) and Dryden Arizona Reinsurance Term Company (“DART”), its parent companies, Pruco Life and Prudential Insurance, as well as third parties. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, and facilitate the Company's capital market hedging program. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long-duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance policy charges and fee income ceded for universal life and variable annuity products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into a reinsurance agreement to transfer the risk related to living benefit guarantees on variable annuities to Prudential Insurance. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Statements of Financial Position as of December 31, were as follows:

	2019	2018
	(in thousands)
Reinsurance recoverables	$3,200,642	$2,723,518
Policy loans	(18,627)	(17,297)
Deferred policy acquisition costs	(736,575)	(754,569)
Deferred sales inducements	(47,423)	(52,875)
Other assets	16,540	17,959
Other liabilities	93,557	65,225
The reinsurance recoverables by counterparty are broken out below:

	December 31, 2019	December 31, 2018
	(in thousands)
Prudential Insurance	$1,245,450	$924,847
PAR U	1,027,304	922,904
PARCC	458,441	480,627
PAR Term	219,757	205,972
Term Re	190,633	156,303
DART	38,651	13,367
Pruco Life	16,428	15,013
Unaffiliated	3,978	4,485
Total reinsurance recoverables	$3,200,642	$2,723,518

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2019	2018	2017
	(in thousands)
Premiums:
Direct	$248,613	$238,622	$231,167
Ceded	(235,682)	(225,615)	(217,200)
Net premiums	12,931	13,007	13,967
Policy charges and fee income:
Direct	405,167	361,697	409,874
Ceded(1)	(339,432)	(299,130)	(365,671)
Net policy charges and fee income	65,735	62,567	44,203
Net investment income:
Direct	77,462	68,467	67,243
Ceded	(674)	(656)	(592)
Net investment income	76,788	67,811	66,651
Asset administration fees:
Direct	38,013	36,214	38,743
Ceded	(32,169)	(30,858)	(29,668)
Net asset administration fees	5,844	5,356	9,075
Realized investment gains (losses), net:
Direct	(184,219)	70,414	41,810
Ceded	166,831	(79,687)	(55,848)
Realized investment gains (losses), net	(17,388)	(9,273)	(14,038)
Policyholders’ benefits (including change in reserves):
Direct	436,729	296,335	291,003
Ceded(2)	(411,116)	(276,506)	(278,748)
Net policyholders’ benefits (including change in reserves)	25,613	19,829	12,255
Interest credited to policyholders’ account balances:
Direct	67,354	67,490	54,624
Ceded	(29,608)	(31,554)	(21,665)
Net interest credited to policyholders’ account balances	37,746	35,936	32,959
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	$(182,460)	$(161,905)	$(165,870)

(1)	Includes $(4) million of unaffiliated activity for each of the years ended December 31, 2019, 2018 and 2017.

(2)	Includes $(2) million, $(4) million and $(0.2) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2019	2018	2017
	(in thousands)
Direct gross life insurance face amount in force	$148,591,760	$140,943,939	$136,020,588
Reinsurance ceded	(135,331,837)	(128,863,466)	(123,974,595)
Net life insurance face amount in force	$13,259,923	$12,080,473	$12,045,993

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Information regarding significant affiliated reinsurance agreements is described below.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement was terminated for certain new business, primarily Universal Life business, and such business was reinsured to Pruco Life under a yearly renewable term reinsurance agreement. Effective April 1, 2016 the Company entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees.
PAR U
Effective July 1, 2012, the Company reinsures an amount equal to 95% of all risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, excluding those policies that are subject to principle-based reserving.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
PAR Term
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Pruco Life
Effective July 1, 2017, the Company entered into a yearly renewable term reinsurance agreement with Pruco Life for new business, primarily covering Universal Life policies. Under this agreement the majority of all mortality risk is ceded to Pruco Life. The Company also reinsures certain Corporate Owned Life Insurance (“COLI”) policies with Pruco Life. Through March 31, 2016, the Company reinsured Prudential Defined Income ("PDI") living benefit guarantees with Pruco Life. Effective April 1, 2016, the Company recaptured PDI living benefit guarantees from Pruco Life and reinsured them with Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018, excluding those policies that are subject to principle-based reserving.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$7,030	$8,435	$4,514
Total	7,030	8,435	4,514
Deferred tax expense (benefit):
U.S. Federal	(10,442)	(8,488)	(10,452)
Total	(10,442)	(8,488)	(10,452)
Income tax expense (benefit) from operations	(3,412)	(53)	(5,938)
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	26,583	(14,464)	10,084
Additional paid-in capital	0	0	471
Total income tax expense (benefit)	$23,171	$(14,517)	$4,617
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Expected federal income tax expense	$7,002	$6,559	$10,262
Non-taxable investment income	(6,578)	(5,171)	(15,687)
Tax credits	(3,689)	(3,525)	(2,611)
Domestic production activities deduction, net	0	0	(1,045)
Changes in tax law	0	(61)	2,507
Settlements with taxing authorities	0	2,098	0
Other	(147)	47	636
Reported income tax expense (benefit)	$(3,412)	$(53)	$(5,938)
Effective tax rate	(10.2)%	(0.2)%	(20.3)%

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The effective tax rate is the ratio of “Income tax expense (benefit)” divided by “Income (loss) from operations before income taxes.” The Company’s effective tax rate for fiscal years 2019, 2018 and 2017 was (10.2)%, (0.2)% and (20.3)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the Company's effective tax rate during the periods presented:
Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:
Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $2.5 million tax expense in “Income tax expense (benefit)” in the Company’s Statements of Operations for the year ended December 31, 2017. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $0.1 million decrease in income tax expense for a total of $2.4 million recognized from the reduction in net deferred tax assets to reflect the reduction in the U.S. tax rate from 35% to 21%.
Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $6 million of the total $7 million of 2019 non-taxable investment income, $5 million of the total $5 million of 2018 non-taxable investment income, and $15 million of the total $16 million of 2017 non-taxable investment income. The DRD for the current period was estimated using information from 2018, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2019	2018
	(in thousands)
Deferred tax assets:
Insurance reserves	$29,213	$19,049
Net unrealized loss on securities	0	4,077
Deferred policy acquisition cost	9,720	6,653
Employee benefits	840	0
Other	393	440
Deferred tax assets	40,166	30,219
Deferred tax liabilities:
Net unrealized gain on securities	23,698	0
Investments	5,677	5,364
Deferred tax liabilities	29,375	5,364
Net deferred tax asset (liability)	$10,791	$24,855

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2019, and 2018. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s "Income (loss) from operations before income taxes" includes income from domestic operations of $33 million, $31 million and $29 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2019	2018	2017
	(in thousands)
Balance at January 1,	$0	$3,019	$948
Increases in unrecognized tax benefits-prior years	0	0	1,237
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	0	834
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	(3,019)	0
Balance at December 31,	$0	$0	$3,019
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$0	$3,019
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2019, the Company remains subject to examination in the U.S. for tax years 2015 through 2019.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

11.    EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2016	$(70)	$12,231	$12,161
Change in OCI before reclassifications	43	31,228	31,271
Amounts reclassified from AOCI	0	982	982
Income tax benefit (expense)	(15)	(10,069)	(10,084)
Balance, December 31, 2017	$(42)	$34,372	$34,330
Change in OCI before reclassifications	(1,187)	(66,171)	(67,358)
Amounts reclassified from AOCI	0	(1,521)	(1,521)
Income tax benefit (expense)	248	14,216	14,464
Cumulative effect of adoption of ASU 2016-01	0	(175)	(175)
Cumulative effect of adoption of ASU 2018-02	(8)	5,901	5,893
Balance, December 31, 2018	$(989)	$(13,378)	$(14,367)
Change in OCI before reclassifications	10	122,400	122,410
Amounts reclassified from AOCI	0	4,175	4,175
Income tax benefit (expense)	(2)	(26,581)	(26,583)
Balance, December 31, 2019	$(981)	$86,616	$85,635

(1)	Includes cash flow hedges of $3 million, $2 million and $(5) million as of December 31, 2019, 2018 and 2017, respectively.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$1,844	$1,693	$(127)
Net unrealized investment gains (losses) on available-for-sale securities(4)	(6,019)	(172)	(855)
Total net unrealized investment gains (losses)	(4,175)	1,521	(982)
Total reclassifications for the period	$(4,175)	$1,521	$(982)

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale, certain other invested assets and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$147	$162	$134	$(155)	$288
Net investment gains (losses) on investments arising during the period	23	0	0	(7)	16
Reclassification adjustment for (gains) losses included in net income	(12)	0	0	4	(8)
Reclassification adjustment for OTTI losses excluded from net income(1)	4	0	0	(1)	3
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(225)	0	80	(145)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(25)	9	(16)
Balance, December 31, 2017	$162	$(63)	$109	$(70)	$138
Net investment gains (losses) on investments arising during the period	3	0	0	(1)	2
Reclassification adjustment for (gains) losses included in net income	(22)	0	0	5	(17)
Reclassification adjustment for OTTI losses excluded from net income	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	9	0	(2)	7
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(67)	14	(53)
Balance, December 31, 2018	$143	$(54)	$42	$(54)	$77
Net investment gains (losses) on investments arising during the period	(532)	0	0	112	(420)
Reclassification adjustment for (gains) losses included in net income	647	0	0	(136)	511
Reclassification adjustment for OTTI losses excluded from net income(1)	(207)	0	0	43	(164)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	22	0	(5)	17
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(8)	2	(6)
Balance, December 31, 2019	$51	$(32)	$34	$(38)	$15

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(3)	"Other liabilities" primarily includes reinsurance payables.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(1)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$18,666	$(6,408)	$6,115	$(6,430)	$11,943
Net investment gains (losses) on investments arising during the period	34,845	0	0	(10,920)	23,925
Reclassification adjustment for (gains) losses included in net income	(970)	0	0	304	(666)
Reclassification adjustment for OTTI losses excluded from net income(2)	(4)	0	0	1	(3)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	6,443	0	(2,293)	4,150
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(7,869)	2,754	(5,115)
Balance, December 31, 2017	$52,537	$35	$(1,754)	$(16,584)	$34,234
Net investment gains (losses) on investments arising during the period	(68,532)	0	0	14,392	(54,140)
Reclassification adjustment for (gains) losses included in net income	(1,499)	0	0	315	(1,184)
Reclassification adjustment for OTTI losses excluded from net income	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	3,134	0	(658)	2,476
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(718)	151	(567)
Cumulative effect of adoption of ASU 2016-01	(270)	0	0	95	(175)
Cumulative effect of adoption of ASU 2018-02	0	0	0	5,901	5,901
Balance, December 31, 2018	$(17,764)	$3,169	$(2,472)	$3,612	$(13,455)
Net investment gains (losses) on investments arising during the period	130,017	0	0	(27,303)	102,714
Reclassification adjustment for (gains) losses included in net income	3,528	0	0	(741)	2,787
Reclassification adjustment for OTTI losses excluded from net income(2)	207	0	0	(43)	164
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	5,836	0	(1,226)	4,610
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(12,935)	2,716	(10,219)
Balance, December 31, 2019	$115,988	$9,005	$(15,407)	$(22,985)	$86,601

(1)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

(2)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(3)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(4)	"Other liabilities" primarily includes reinsurance payables.
12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income of the Company amounted to $38 million, $33 million and $33 million for the years ended December 31, 2019, 2018 and 2017, respectively. Statutory surplus of the Company amounted to $339 million and $234 million at December 31, 2019 and 2018, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $43 million in 2020 without prior approval. The Company paid dividends to Pruco Life of $0 million, $0 million and $100 million in 2019, 2018 and 2017, respectively.
13. RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock based-awards program was $0.1 million for each of the years ended December 31, 2019, 2018 and 2017. The expense charged to the Company for the deferred compensation program was $0.6 million, $0.7 million and $1 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $2 million, $3 million and $3 million for each of the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $3 million, $3 million and $4 million for the years ended December 31, 2019, 2018 and 2017, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $1 million for each of the years ended December 31, 2019, 2018 and 2017.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $78 million, $73 million and $62 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $13 million, $8 million and $8 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Corporate-Owned Life Insurance
The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,743 million at December 31, 2019 and $2,239 million at December 31, 2018. Fees related to these COLI policies were $26 million, $25 million and $25 million for the years ended December 31, 2019, 2018 and 2017, respectively. The Company retains 10% of the mortality risk associated with these COLI policies up to $0.1 million per individual policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $2 million for each of the years ended December 31, 2019, 2018 and 2017. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $37 million and $33 million as of December 31, 2019 and 2018, respectively. "Net investment income" related to these ventures includes a gain of $2 million, $0.3 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $32 million, $31 million and $29 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income (Loss).
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $6 million, $5 million and $9 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income (Loss).

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2019	2018
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$0	$6,001
U.S. dollar fixed rate notes	2026	-	2027	0.00%	-	14.85%	2,433	2,823
Total long-term notes receivable - affiliated(1)							$2,433	$8,824

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $0.0 million and $0.1 million for the year end December 31, 2019 and 2018, respectively, and is included in “Other assets”. Revenues related to these loans were $0.2 million, $0.3 million and $0.3 million for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in “Other income”.
Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2019 and 2018:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/(Decrease)	Realized Investment Gain (Loss)
				(in thousands)
Gibraltar Universal Life Reinsurance Company	May 2018	Purchase	Fixed Maturities	$17,904	$17,904	$0	$0
Prudential Annuities Life Assurance Corporation	April 2019	Sale	Equity Securities	$3,293	$2,995	$0	$298
Debt Agreements
The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs. The short team debt was $0.1 million as of December 31, 2019. There was no debt outstanding for 2018 and 2017.
The total interest expense to the Company related to loans payable to affiliates was $0.1 million, $0.0 million and $0.0 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Contributed Capital and Dividends
In December 2019, the Company receive capital contribution in the amount of $60 million from Pruco Life. In March of 2018 and 2017, the Company received capital contributions in the amount of $1 million from Pruco Life.
Through 2019 and 2018, the Company did not pay any dividends. In June of 2017, the Company paid a dividend in the amount of $100 million to Pruco Life.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial mortgage loans. As of December 31, 2019, there were $4 million outstanding commitments to fund commercial loans, and none as of December 31, 2018. The Company has made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2019 and 2018, $48 million and $41 million, respectively, of these commitments were outstanding.
Contingent Liabilities
On an ongoing basis, the Company and its regulators review its operations including, but not limited to, sales and other customer interface procedures and practices, and procedures for meeting obligations to its customers and other parties. These reviews may result in the modification or enhancement of processes or the imposition of other action plans, including concerning management oversight, sales and other customer interface procedures and practices, and the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2019, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $10 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification. In October 2019, plaintiff filed: (1) the First Amended Complaint adding Prudential Insurance Company of America and Pruco Life Insurance Company of New Jersey as defendants; and (2) a motion seeking preliminary certification of a settlement class, appointment of a class representative and class counsel, and preliminary approval of the proposed class action settlement. In November 2019, the court issued an order granting the motion for preliminary approval of the settlement.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.
The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two of its subsidiaries violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2019
Total revenues	$38,475	$43,080	$36,173	$30,804
Total benefits and expenses	27,353	33,388	27,560	26,888
Income (loss) from operations before income taxes	11,122	9,692	8,613	3,916
Net income (loss)	$10,545	$10,497	$8,366	$7,347
2018
Total revenues	$41,606	$40,709	$22,789	$35,368
Total benefits and expenses	30,839	33,648	15,100	29,657
Income (loss) from operations before income taxes	10,767	7,061	7,689	5,711
Net income (loss)	$10,020	$6,316	$7,539	$7,406

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company of New Jersey:
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Pruco Life Insurance Company of New Jersey (the "Company") as of December 31, 2019 and 2018, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2019 including the related notes and financial statement schedule listed in the index appearing under Item 15(a)(2) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which its accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018 and the manner in which it accounts for certain reinsurance costs in 2017.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As discussed in Note 13 to the financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates, who are related parties.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 5, 2020

We have served as the Company's auditor since 1996.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:
(a)    Financial Statements
(1)    Financial Statements of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).
(2)    Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2019 and 2018, and the related Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2019, including the related Notes and Financial Statement Schedule appear at the end of the Statement of Additional Information (Part B of the Registration Statement).
The Statement of Additional Information (SAI) includes Financial Statements for Pruco Life Insurance Company of New Jersey ("the Company") for the period ended December 31, 2019. While not included in the SAI, the Company makes periodic reports under form 10-Q. As disclosed in Note 11, “REVISION TO PRIOR YEAR INFORMATION”, to the Financial Statements in its Quarterly Report on Form 10-Q for the period ended June 30, 2020 and September 30, 2020, the Company has revised certain prior period amounts in the Statements of Cash Flows to correct an immaterial error identified in the presentation of certain cash flow activity related to policyholders’ account balances. Similarly, the Company will revise the prior periods presented within the Annual Report on Form 10-K for the year ended December 31, 2020. The impact to the previously issued financial statements was not considered material. However, to improve comparability with future periods, the Company decided to revise the affected periods of the Statements of Cash Flows within the second and third quarter 10-Q filings for the Company.
The following tables illustrate the effects of the revision for the affected periods Statements of Cash Flows impact.

Statements of Cash Flows Impact

($ in Thousands)

	Year-To-Date As Of
	December 31, 2019
	As Previously Reported	Revision	As Revised
CASHFLOWS FROM OPERATING ACTIVITIES:
Policy Charges and Fee Income	$(26,433)	$9,333	$(17,100)
Cashflows from (used in) operating activities	29,264	9,333	38,597

CASHFLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account withdrawals	(342,230)	—	(342,230)
Other, net	—	(9,333)	(9,333)
Cashflows from (used in) financing activities	84,664	(9,333)	75,331

	Year-To-Date As Of
	September 30, 2019
	As Previously Reported	Revision	As Revised
CASHFLOWS FROM OPERATING ACTIVITIES:
Policy Charges and Fee Income	$(37,295)	$23,421	$(13,874)
Cashflows from (used in) operating activities	(6,247)	23,421	17,174

CASHFLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account withdrawals	(248,126)	(15,815)	(263,941)
Other, net	—	(7,606)	(7,606)
Cashflows from (used in) financing activities	80,929	(23,421)	57,508

	Year-To-Date As Of
	June 30, 2019
	As Previously Reported	Revision	As Revised
CASHFLOWS FROM OPERATING ACTIVITIES:
Policy Charges and Fee Income	$(25,026)	$15,958	$(9,068)
Cashflows from (used in) operating activities	(2,993)	15,958	12,965

CASHFLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account withdrawals	(162,051)	(11,023)	(173,074)
Other, net	—	(4,935)	(4,935)
Cashflows from (used in) financing activities	61,354	(15,958)	45,396

	Year-To-Date As Of
	December 31, 2018
	As Previously Reported	Revision	As Revised
CASHFLOWS FROM OPERATING ACTIVITIES:
Policy Charges and Fee Income	$(21,780)	$6,387	$(15,393)
Cashflows from (used in) operating activities	34,768	6,387	41,155

CASHFLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account withdrawals	311,159	—	311,159
Other, net	—	(6,387)	(6,387)
Cashflows from (used in) financing activities	91,257	(6,387)	84,870
(b)    Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(b)	Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference)

(1)
Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)
Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b) (1)
Specimen Affiliated Insurer Amendment to Selling Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b) (2)
List of Broker Dealers selling under original Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162678, filed on April 19, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b) (3)
List of Broker Dealers that executed Amendment to Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162678, filed on April 19, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(4) (a)
Form of Prudential Premier Retirement Variable Annuity X Series, L Series, B Series contract and Form of Prudential Premier Retirement Variable Annuity C Series contract (including schedule pages for each X, L, B, and C) P-BLX/INDNY (2/10) and P-CR/INDNY (2/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b)
Form of Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(c)
Form of Return of Adjusted Purchase Payments Death Benefit Schedule Rider P-SCH-ROP NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(d)
Form of Highest Anniversary Value Death Benefit Rider P-RID-HAV NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(e)
Form of Highest Anniversary Value Death Benefit Schedule Supplement P-SCH-HAV NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(f)
Form of 403B Annuity Endorsement P-END-403 NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(g)
Form of Individual Retirement Annuity Endorsement P-END-IRA NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(h)
Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(i)
Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(j)
Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(k)
Form of Highest Daily Lifetime 6 Plus Benefit Rider (P-RID-HD6-NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(l)
Form of Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-NY (02/10)). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(m)
Form of Highest Daily GRO II Benefit rider (P-RID-HD GRO-NY 11/09). Incorporated by reference to Post-Effective Amendment No. 24, Registration No. 333-131035 filed August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(n)
Form of Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-NY11/09). Incorporated by reference to Post-Effective Amendment No. 24, Registration No. 333-131035 filed August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(o)
Form of Gro Plus II benefit rider (P-RID-GRO NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(p)
Form of Gro Plus II benefit schedule (P-SCH-GRO NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(q)
Form of Beneficiary Annuity Endorsement (P-END-BENE NY (2/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(r)
Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2-10)NY, P-L-DCD-IND(2/10)NY, P-X-DCD-IND(2/10)NY, and P-C-DCD-IND(2/10)NY). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(s)
Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(08/10) -NY). Incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-162678, filed on July 1, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(t)
Highest Daily Lifetime Income Benefit Rider (P-RID-HD(1/11)-NY). Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162678, filed on December 20, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(u)
Highest Daily Lifetime Income Benefit Schedule Supplement (P-SCH-HD (1/11)- NY). Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162678, filed on December 20, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(v)
Medically-Related Surrender Endorsement P-END-MRS (2/10) NY. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-170468, filed on April 1, 2011 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(w)
Medically-Related Surrender Schedule P-SCH-MRS (2/10) NY. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-170468, filed on April 1, 2011 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(x)
Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-HAB-7-12)-NY. Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-162678, filed August 1, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(y)
Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-8-12)-NY. Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-162678, filed August 1, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(z)
Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-7-12)-NY. Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-162678, filed August 1, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(aa)
Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-HAB-8-12)-NY. Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-162678, filed August 1, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(ab)
Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD(2-13)-NY (includes schedule pages P-SCH-HD(2-13)-NY. Incorporated by reference to Post-Effective Amendment No. 16 to Registration No. 333-162678, filed February 14, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(ac)
Form of Highest Daily Lifetime Income Benefit v2.1 w/HADB rider P-RID-HD-HAB(2-13)-NY (includes schedule pages P-SCH-RID-HD HAB(2-13)-NY. Incorporated by reference to Post-Effective Amendment No. 16 to Registration No. 333-162678, filed February 14, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(ad)
Amendatory Tax Endorsement. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162678, filed April 15, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(5) (a)
Form of Application form for the Contract P-VAA NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b)
Form of Application form for the Contract P-IBVAA NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(c)
Form of Application for the Contract P-VAA (7/12) NY. Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-162678, filed August 1, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(d)
Form of Applications for the Contract ORD202826-NY and Beneficiary Contract ORD202828-NY (2/13). Incorporated by reference to Post-Effective Amendment No. 16 to Registration No. 333-162678, filed February 14, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(6) (a)
Articles of Incorporation of Pruco Life of New Jersey Insurance Company, as amended. Incorporated by reference to Form S-6, Registration No. 002-89780, filed April 28,1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(b)
By-laws of Pruco Life Insurance Company of New Jersey. Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(c)
Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012. Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, Registration No. 333-18053 filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.

(d)
Certificate of Amendment to the Certificate of Incorporation dated September 3, 2019. Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2019, filed on March 5, 2020 on behalf of Pruco Life Insurance Company of New Jersey.

(7) (c)
Annuity Reinsurance Agreements between Depositor and: Pruco Reinsurance Ltd for HDI 2.0. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162678, filed April 15, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)
Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company of New Jersey, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b)
Copy of Franklin Templeton Fund Participation Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(c)
Shareholder Information Agreement (Sample Rule 22C-2). Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(d)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162678, filed April 15, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(e)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company of New Jersey, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 26 to Registration No. 333-162678, filed April 9, 2018 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(9)	Opinion of Counsel. Incorporated by reference to Form N-4, Registration No. 333-162678, filed October 26, 2009 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(10)	Written consent of Independent Registered Public Accounting Firm. Filed Herewith.

(13)	Powers of Attorney:

(a)	Power of Attorney for Caroline A. Feeney. Filed Herewith.

(b)	Power of Attorney for Markus Coombs. Filed Herewith.

(c)	Power of Attorney for Dylan J. Tyson. Filed Herewith.

(d)	Power of Attorney for Candace J. Woods. Filed Herewith.

(e)	Power of Attorney for Susan M. Mann. Filed Herewith.

(f)	Power of Attorney for Nandini Mongia. Filed Herewith.

(g)	Power of Attorney for Salene Hitchcock-Gear. Filed Herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Markus Coombs 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Todd Bryden 280 Trumbull Street Hartford, Connecticut 06103	Chief Actuary and Senior Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 14, 2020, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2020, there were 5,585 Qualified contract owners and 1,869 Non-Qualified contract owners of the X series, 23,563 Qualified contract owners and 8,788 Non-Qualified contract owners of the B series, 7,261 Qualified contract owners and 3,203 Non-Qualified contract owners of the L series, and 543 Qualified contract owners and 354 Non-Qualified contract owners of the C series.
ITEM 28. INDEMNIFICATION:

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.
(b) Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery 213 Washington Street Newark, New Jersey 07102-2917	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Director
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103-3509	Senior Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher Three Gateway Center Newark, New Jersey 07102-4061	Vice President and Secretary
Kevin Chaillet 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
William Wilcox 280 Trumbull Street Hartford, Connecticut 06103-3509	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Assistant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Scott P. Haggerty Three Gateway Center Newark, New Jersey 07102-4061	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:
(c)    Commissions received by PAD during 2019 with respect to all individual annuities issued by Pruco Life of New Jersey.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION

Prudential Annuities Distributors, Inc.*	$77,870,844.85	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 32. UNDERTAKINGS
(a)    Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)    Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.
(c)    Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.
(d)    Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.
(e)    Pruco Life of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

EXHIBITS

Exhibit No.	Description

(10)	Written Consent of Independent Registered Public Accounting Firm. Filed Herewith.

(13)(a)	Power of Attorney for Caroline A. Feeney. Filed Herewith.

(13)(b)	Power of Attorney for Markus Coombs. Filed Herewith.

(13)(c)	Power of Attorney for Dylan J. Tyson. Filed Herewith.

(13)(d)	Power of Attorney for Candace J. Woods. Filed Herewith.

(13)(e)	Power of Attorney for Susan M. Mann. Filed Herewith.

(13)(f)	Power of Attorney for Nandini Mongia. Filed Herewith

(13)(g)	Power of Attorney for Salene Hitchcock-Gear. Filed herewith

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 15th day of December 2020.
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	December 15, 2020
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	December 15, 2020
Susan M. Mann
Markus Coombs*	Director
Markus Coombs
Nandini Mongia*	Director	December 15, 2020
Nandini Mongia
Candace J. Woods*	Director	December 15, 2020
Candace J. Woods
Caroline A. Feeney*	Director	December 15, 2020
Caroline A. Feeney

By:	/s/ Richard Kirk
Richard Kirk
* Executed by Richard Kirk on behalf of those indicated pursuant to Power of Attorney.